Due to size constraints, this filing is being made in 2 related submissions. This submission is the first of the 2 related submissions.

As filed with the Securities and Exchange Commission on April 30, 2010
Commission File Nos.  333-70384
811-08401

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 47	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 170	[X]

JNLNY SEPARATE ACCOUNT I
(Exact Name of Registrant)

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
(Name of Depositor)

2900 Westchester Avenue, Purchase, New York 10577
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (517) 381-5500

Thomas J. Meyer, Esq., Senior Vice President, Secretary and General Counsel
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Copy to:
Anthony L. Dowling, Esq., Associate General Counsel
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on May 1, 2010 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1).

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: the variable portion of Flexible Premium Fixed and Variable Deferred Annuity contracts

SEC 2125 (7-09)

PERSPECTIVE II®

FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITY

Issued by
Jackson National Life Insurance Company of New York® through
JNLNY Separate Account I

The date of this prospectus is May 1, 2010, which states the information about the Separate Account, the Contract, and Jackson National Life Insurance Company of New York (“Jackson of NY®”) you should know before investing.  This prospectus provides a description of the material rights and obligations under the Contract.  Your Contract and any endorsements are the formal contractual agreement between you and the Company.  It is important that you read the Contract and endorsements.  This information is meant to help you decide if the Contract will meet your needs.  Please carefully read this prospectus and any related documents and keep everything together for future reference.  Additional information about the Separate Account can be found in the statement of additional information (“SAI”) dated May 1, 2010 that is available upon request without charge.  To obtain a copy, contact us at our:

Jackson of NY Service Center
P.O. Box 30313
Lansing, Michigan 48909-7813
1-800-599-5651
www.jackson.com

This prospectus also describes a variety of optional features, not all of which may be available at the time you are interested in purchasing a Contract, as we reserve the right to prospectively restrict availability of the optional features.  Broker-dealers selling the Contracts may limit the availability of an optional feature.  Ask your representative about what optional features are or are not offered.  If a particular optional feature that interests you is not offered, you may want to contact another broker-dealer to explore its availability.  In addition, not all optional features may be available in combination with other optional features, as we also reserve the right to prospectively restrict the availability to elect certain features if certain other optional features have been elected.  We reserve the right to limit the number of Contracts that you may purchase.  We also reserve the right to refuse any premium payment.  Some optional features, including certain living benefits and death benefits, contain withdrawal restrictions that, if exceeded, may have a significant negative impact on the value of the feature and may cause the feature to prematurely terminate.  Please confirm with us or your representative that you have the most current prospectus and supplements to the prospectus that describe the availability and any restrictions on the optional features.

Expenses for a Contract with a Contract Enhancement will be higher than those for a Contract without a Contract Enhancement, and in some cases the amount of a Contract Enhancement may be more than offset by those expenses.

We offer other variable annuity products with different product features, benefits and charges.

The SAI is incorporated by reference into this prospectus, and its table of contents begins on page 226.  The prospectus and SAI are part of the registration statement that we filed with the Securities and Exchange Commission (“SEC”) about this securities offering.  The registration statement, material incorporated by reference, and other information is available on the website the SEC maintains (http://www.sec.gov) regarding registrants that make electronic filings.

Jackson is relying on SEC Rule 12h-7, which exempts insurance companies from filing periodic reports under the Securities Exchange Act of 1934 with respect to variable annuity contracts that are registered under the Securities Act of 1933 and regulated as insurance under state law.

Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus disclosure.  It is a criminal offense to represent otherwise.  We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state where this is not permitted.

• Not FDIC/NCUA insured • Not Bank/CU guaranteed • May lose value • Not a deposit • Not insured by any federal agency

The Contract makes available for investment fixed and variable investment options.  The variable options are Investment Divisions of the Separate Account, each of which invests in one of the following funds – all class A shares (the “Funds”):

JNL Series Trust
JNL/American Funds® Blue Chip Income and Growth Fund
JNL/American Funds Global Bond Fund
JNL/American Funds Global Small Capitalization Fund
JNL/American Funds Growth-Income Fund
JNL/American Funds International Fund
JNL/American Funds New World Fund
JNL Institutional Alt 20 Fund
JNL Institutional Alt 35 Fund
JNL Institutional Alt 50 Fund
JNL Institutional Alt 65 Fund
JNL/AIM Global Real Estate Fund
JNL/AIM International Growth Fund
JNL/AIM Large Cap Growth Fund
JNL/AIM Small Cap Growth Fund
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/Capital Guardian U.S. Growth Equity Fund
JNL/Credit Suisse Commodity Securities Fund (formerly, JNL/Credit Suisse Global Natural Resources Fund)
JNL/Credit Suisse Long/Short Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Founding Strategy Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton International Small Cap Growth Fund (formerly, JNL/Capital Guardian International Small Cap Fund)
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Ivy Asset Strategy Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Equity Fund
JNL/M&G Global Basics Fund
JNL/M&G Global Leaders Fund
JNL/Mellon Capital Management 10 x 10 Fund
JNL/Mellon Capital Management Index 5 Fund
JNL/Mellon Capital Management European 30 Fund
JNL/Mellon Capital Management Pacific Rim 30 Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Global Alpha Fund
JNL/Oppenheimer Global Growth Fund
JNL/PAM Asia ex-Japan Fund
JNL/PAM China-India Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Value Equity Fund
JNL/Red Rocks Listed Private Equity Fund
JNL/Select Balanced Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Short-Term Bond Fund (formerly, JNL/Goldman Sachs Short Duration Bond Fund)
JNL/T. Rowe Price Value Fund
JNL/S&P Competitive Advantage Fund
JNL/S&P Dividend Income & Growth Fund
JNL/S&P Intrinsic Value Fund
JNL/S&P Total Yield Fund
JNL/S&P 4 Fund
JNL/S&P Managed Conservative Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Aggressive Growth Fund
JNL/S&P Disciplined Moderate Fund
JNL/S&P Disciplined Moderate Growth Fund
JNL/S&P Disciplined Growth Fund

JNL Variable Fund LLC
JNL/Mellon Capital Management Nasdaq® 25 Fund
JNL/Mellon Capital Management Value Line® 30 Fund
JNL/Mellon Capital Management DowSM Dividend Fund
JNL/Mellon Capital Management S&P® 24 Fund
JNL/Mellon Capital Management S&P® SMid 60 Fund
JNL/Mellon Capital Management NYSE® International 25 Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund

Underscored are the Funds that are newly available or recently underwent name changes, as may be explained in the accompanying parenthetical.  The Funds are not the same mutual funds that you would buy directly from a retail mutual fund or through your stockbroker.  The prospectuses for the Funds are attached to this prospectus.

In addition, the JNL/PPM America Core Equity Fund, JNL/S&P Retirement Income Fund, JNL/S&P Retirement 2015 Fund, JNL/S&P Retirement 2020 Fund and the JNL/S&P Retirement 2025 Fund were previously offered as Funds under this Contract.  However, effective September 28, 2009, these Funds were merged with the JNL/Mellon Capital Management S&P 500 Index Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, and JNL/S&P Managed Growth Fund, respectively, as outlined below:

Currently Offered Funds	Previously Offered Funds
JNL/Mellon Capital Management S&P 500 Index Fund	JNL/PPM America Core Equity Fund
JNL/S&P Managed Moderate Fund	JNL/S&P Retirement Income Fund
JNL/S&P Managed Moderate Growth Fund	JNL/S&P Retirement 2015 Fund
JNL/S&P Managed Growth Fund	JNL/S&P Retirement 2020 Fund
JNL/S&P Managed Growth Fund	JNL/S&P Retirement 2025 Fund

TABLE OF CONTENTS
GLOSSARY	1
KEY FACTS	2
FEES AND EXPENSES TABLES	3
Owner Transaction Expenses	3
Periodic Expenses	5
Total Annual Fund Operating Expenses	13
EXAMPLE	16
CONDENSED FINANCIAL INFORMATION	17
THE ANNUITY CONTRACT	17
JACKSON OF NY	18
THE FIXED ACCOUNT	18
THE SEPARATE ACCOUNT	19
INVESTMENT DIVISIONS	19
JNL Series Trust	20
JNL Variable Fund LLC	28
Voting Privileges	30
Substitution	30
CONTRACT CHARGES	31
Mortality and Expense Risk Charges	31
Annual Contract Maintenance Charge	31
Administration Charge	31
Transfer Charge	31
Withdrawal Charge	31
Contract Enhancement Charge	33
Contract Enhancement Recapture Charge	33
Optional Death Benefit – Highest Anniversary Value Death Benefit Charge	35
Optional Death Benefit – LifeGuard Freedom DB Charge	35
Optional Death Benefit – LifeGuard Freedom 6 DB Charge	35
FutureGuard Guaranteed Minimum Income Benefit Charge	36
FutureGuard 6 Guaranteed Minimum Income Benefit Charge	36
7% Guaranteed Minimum Withdrawal Benefit (“SafeGuard 7 Plus”) Charge	37
Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (“SafeGuard Max”) Charge	37
5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”) Charge	38
6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 6”) Charge	38
5% Guaranteed Minimum Withdrawal Benefit Without Step-Up (“MarketGuard 5”) Charge	39
5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector”) Charge	39
5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Advantage”) Charge	40
5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up (“LifeGuard Protector Plus”) Charge	41
Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector With Joint Option”) Charge	41
Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up (“LifeGuard Protector Plus With Joint Option”) Charge	42
For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent”) Charge	43
Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent With Joint Option”) Charge	43
For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB”) Charge	44
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB With Joint Option”) Charge	44
For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB”) Charge	45
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB With Joint Option”) Charge	46
For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”) Charge	46
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net with Joint Option”) Charge	47
5% For Life Guaranteed Minimum Withdrawal Benefit (“LifeGuard 5”) Charge	47
4% For Life Guaranteed Minimum Withdrawal Benefit (“LifeGuard 4”) Charge	48
Three-Year Withdrawal Charge Period	50
Five-Year Withdrawal Charge Period	50
20% Additional Free Withdrawal Charge	50
Other Expenses	50
Premium Taxes	50
Income Taxes	50
DISTRIBUTION OF CONTRACTS	50
PURCHASES	52
Minimum Initial Premium	52
Minimum Additional Premiums	52
Maximum Premiums	52
Allocations of Premium	52
Optional Contract Enhancements	52
Capital Protection Program	55
Accumulation Units	55
TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS	56
Restrictions on Transfers: Market Timing	56
TELEPHONE AND INTERNET TRANSACTIONS	57
The Basics	57
What You Can Do and How	57
What You Can Do and When	57
How to Cancel a Transaction	57
Our Procedures	57
ACCESS TO YOUR MONEY	57
Waiver of Withdrawal and Recapture Charges for Extended Care	58
Optional Three-Year Withdrawal Charge Period	58
Optional Five-Year Withdrawal Charge Period	58
20% Additional Free Withdrawal	59
Guaranteed Minimum Withdrawal Benefit Considerations	59
Guaranteed Minimum Withdrawal Benefit Important Special Considerations	60
7% Guaranteed Minimum Withdrawal Benefit (“SafeGuard 7 Plus”)	60
Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (“SafeGuard Max”)	64
5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”)	70
6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 6”)	74
5% Guaranteed Minimum Withdrawal Benefit Without Step-Up (“MarketGuard 5”)	79
5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector”)	83
5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Advantage”)	89
5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up (“LifeGuard Protector Plus”)	96
Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector With Joint Option”)	103
Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up (“LifeGuard Protector Plus With Joint Option”)	110
For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent”)	117
Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent With Joint Option”)	125
For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB”)	133
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB With Joint Option”)	143
For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB”)	154
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB With Joint Option”)	162
For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”)	171
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net with Joint Option”)	171
5% For Life Guaranteed Minimum Withdrawal Benefit (“LifeGuard 5”)	194
4% For Life Guaranteed Minimum Withdrawal Benefit (“LifeGuard 4”)	201
Systematic Withdrawal Program	206
Suspension of Withdrawals or Transfers	207
INCOME PAYMENTS (THE INCOME PHASE)	207
Variable Income Payments	208
Income Options	208
FutureGuard Guaranteed Minimum Income Benefit	209
FutureGuard 6 Guaranteed Minimum Income Benefit	211
DEATH BENEFIT	214
Basic Death Benefit	214
Optional Death Benefits	215
Highest Anniversary Value Death Benefit	215
LifeGuard Freedom DB	216
LifeGuard Freedom 6 DB	217
Payout Options	218
Pre-Selected Payout Options	219
Special Spousal Continuation Option	219
Death of Owner On or After the Income Date	219
Death of Annuitant	219
TAXES	220
Contract Owner Taxation	220
Tax-Qualified and Non-Qualified Contracts	220
Non-Qualified Contracts – General Taxation	220
Non-Qualified Contracts – Aggregation of Contracts	220
Non-Qualified Contracts – Withdrawals and Income Payments	220
Non-Qualified Contracts – Required Distributions	220
Tax-Qualified Contracts – Withdrawals and Income Payments	221
Withdrawals – Tax-Sheltered Annuities	221
Withdrawals – Roth IRAs	221
Constructive Withdrawals – Investment Adviser Fees	221
Extension of Latest Income Date	221
Death Benefits	221
Assignment	222
Diversification	222
Owner Control	222
Withholding	222
Jackson of NY Taxation	222
OTHER INFORMATION	223
Dollar Cost Averaging	223
Special Dollar Cost Averaging Plus (DCA+)	223
Earnings Sweep	223
Rebalancing	223
Free Look	223
Advertising	223
Modification of Your Contract	224
Legal Proceedings	224
PRIVACY POLICY	224
Collection of Nonpublic Personal Information	224
Disclosure of Current and Former Customer Nonpublic Personal Information	224
Security to Protect the Confidentiality of Nonpublic Personal Information	225
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION	226
APPENDIX A (Trademarks, Services Marks, and Related Disclosures)	A-1
APPENDIX B (Contract Enhancement Recapture Charges)	B-1
APPENDIX C (Broker-Dealer Support)	C-1
APPENDIX D (GMWB Prospectus Examples)	D-1
APPENDIX E (FutureGuard 6 GMIB Prospectus Examples)	E-1
APPENDIX F (Accumulation Unit Values)	F-1

GLOSSARY

These terms are capitalized when used throughout this prospectus because they have special meaning.  In reading this prospectus, please refer back to this glossary if you have any questions about these terms.
Accumulation Unit – a unit of measure we use to calculate the value in an Investment Division prior to the Income Date.
Annuitant – the natural person on whose life annuity payments for this Contract are based.  The Contract allows for the naming of joint Annuitants.  Any reference to the Annuitant includes any joint Annuitant.
Annuity Unit – a unit of measure we use in calculating the value of a variable annuity payment on and after the Income Date.
Beneficiary – the natural person or legal entity designated to receive any Contract benefits upon the Owner's death.  The Contract allows for the naming of multiple Beneficiaries.
Completed Year – the succeeding twelve months from the date on which we receive a premium payment.  Completed Years specify the years from the date of receipt of the premium and does not refer to Contract Years.  If the premium receipt date is on the Issue Date of the Contract then Completed Year 0-1 does not include the first Contract Anniversary.  The first Contract Anniversary begins Completed Year 1-2 and each successive Completed Year begins with the Contract Anniversary of the preceding Contract Year and ends the day before the next Contract Anniversary.
If the premium receipt date is other than the Issue Date or a subsequent Contract Anniversary, there is no correlation of the Contract Anniversary date and Completed Years.  For example, if the Issue Date is January 15, 2010 and a premium payment is received on February 28, 2010 then, although the first Contract Anniversary is January 15, 2011, Completed Year 0-1 for that premium payment would begin on February 28, 2010 and end on February 27, 2011.  Completed Year 1-2 for that premium payment would begin on February 28, 2011.
Contract – the individual deferred variable and fixed annuity contract and any optional endorsements you may have selected.
Contract Anniversary – each one-year anniversary of the Contract's Issue Date.
Contract Enhancement – a credit that we will make to your Contract Value at the end of any business day in the first seven Contract Years (five Contract Years for the 2% Contract Enhancement) during which we receive a premium payment.  The Contract Enhancement endorsements available are the 2% Contract Enhancement endorsement, 3% Contract Enhancement endorsement, or 4% Contract Enhancement endorsement.  The actual Contract Enhancement percentage applied to the premium payment varies, depending upon which Contract Enhancement you have elected and the Contract Year in which you make your payment.

Contract Month – the period of time between consecutive monthly anniversaries of the Contract's Issue Date.
Contract Quarterly Anniversary – each three-month anniversary of the Contract's Issue Date.
Contract Value – the sum of your allocations between the Contract's Fixed Account and Investment Divisions.
Contract Year – the succeeding twelve months from a Contract's Issue Date and every anniversary.  The first Contract Year (Contract Year 0-1) starts on the Contract's Issue Date and extends to, but does not include, the first Contract Anniversary.  Subsequent Contract Years start on an anniversary date and extend to, but do not include, the next anniversary date.
For example, if the Issue Date is January 15, 2010, then the end of Contract Year 0-1 would be January 14, 2011, and January 15, 2011, which is the first Contract Anniversary, begins Contract Year 1-2.
Interest Rate Adjustment – an adjustment to the Contract Value allocated to the Fixed Account that is withdrawn, transferred, or annuitized before the end of the period.
Fixed Account – part of our General Account to which the Contract Value you allocate is guaranteed to earn a stated rate of return over the specified period.
General Account – the General Account includes all our assets, including any Contract Value allocated to the Fixed Account, which are available to our creditors.
Good Order – when our administrative requirements are met for any requested action or change, including that we have received sufficient supporting documentation.
Income Date – the date on which you begin receiving annuity payments.
Issue Date – the date your Contract is issued.
Investment Division – one of multiple variable options of the Separate Account to allocate your Contract's value, each of which exclusively invests in a different available Fund.  The Investment Divisions are called variable because the return on investment is not guaranteed.
Jackson of NY, JNLNY, we, our, or us – Jackson National Life Insurance Company of New York.  (We do not capitalize “we,” “our,” or “us” in the prospectus.)
Owner, you or your – the natural person or legal entity entitled to exercise all rights and privileges under the Contract.  Usually, but not always, the Owner is the Annuitant.  The Contract allows for the naming of joint owners.  (We do not capitalize “you” or “your” in the prospectus.)  Any reference to the Owner includes any joint Owner.
Separate Account – JNLNY Separate Account I.  The Separate Account is divided into sub-accounts generally referred to as Investment Divisions.

KEY FACTS

The immediately following two sections briefly introduce the Contract (and its benefits and features) and its costs; however, please carefully read the whole prospectus and any related documents before purchasing the Contract to be sure that it will meet your needs.

Allocation Options
The Contract makes available a Fixed Account and Investment Divisions for allocation of your premium payments and Contract Value.  For more information about the fixed options, please see “THE FIXED ACCOUNT” beginning on page 18.  For more information about the Investment Divisions, please see “INVESTMENT DIVISIONS” beginning on page 19.

Investment Purpose
The Contract is intended to help you save for retirement or another long-term investment purpose.  The Contract is designed to provide tax deferral on your earnings, if it is not issued under a qualified retirement plan.  Qualified plans confer their own tax deferral.  For more information, please see “TAXES” beginning on page 220.

Free Look
If you change your mind about having purchased the Contract, you may return it without penalty.  There are conditions and limitations, including time limitations.  For more information, please see “FREE LOOK” beginning on page 223.

Purchases
There are minimum and maximum premium requirements.  You may elect to receive a credit to your Contract Value at the end of any business day in during the first seven Contract Years (five Contract years for the 2% Contract Enhancement) during which we receive a premium payment, subject to fees, conditions and limitations.  The Contract also has a premium protection option, namely the Capital Protection Program.  For more information, please see “PURCHASES” beginning on page 52.

Withdrawals
Before the Income Date, there are a number of ways to access your Contract Value, generally subject to a charge or adjustment, particularly during the early Contract Years.  There are also a number of optional withdrawal benefits available.  The Contract has a free withdrawal provision and waives the charges and adjustments in the event you may require extended care.  For more information, please see “ACCESS TO YOUR MONEY” beginning on page 57.

Income Payments	There are a number of income options available, including an optional, guaranteed minimum income benefit. For more information, please see “INCOME PAYMENTS (THE INCOME PHASE)” beginning on page 207.

Death Benefit
The Contract has a death benefit that becomes payable if you die before the Income Date.  Optional death benefits are also available.  For more information, please see “DEATH BENEFIT” beginning on page 214.

FEES AND EXPENSES TABLES

The following tables describe the fees and expenses that you will pay when purchasing, owning and surrendering the Contract.  The first table (and footnotes) describes the fees and expenses that you will pay at the time that you purchase the Contract, surrender the Contract or transfer cash value between investment options.

Owner Transaction Expenses

Front-end Sales Load	None

Maximum Withdrawal Charge 1 –
Percentage of premium withdrawn, if applicable	7%

Maximum Contract Enhancement Recapture Charge 2 –
Percentage of the corresponding first year premiums withdrawn with a Contract Enhancement	4%

Maximum Premium Taxes 3 –
Percentage of each premium	2%

Transfer Charge 4 –
Per transfer after 15 in a Contract Year	$25

Expedited Delivery Charge 5	$22.50

1
There may be a withdrawal charge on these withdrawals of Contract Value:  withdrawals in excess of the free withdrawal amounts; withdrawals under a tax-qualified Contract that exceed the required minimum distribution of the Internal Revenue Code; withdrawals in excess of the free withdrawal amount to meet the required minimum distribution of a tax-qualified Contract purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA), or to meet the required minimum distribution of a Roth IRA annuity; a total withdrawal; and withdrawals on an Income Date that is within thirteen months of the Issue Date.  The withdrawal charge is a schedule lasting seven Completed Years, and there are two optional withdrawal charge schedules (that are shorter) available:

Withdrawal Charge (as a percentage of premium payments)
	Completed Years Since Receipt Of Premium
	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
Base Schedule	7%	6%	5%	4%	3%	2%	1%	0
Five-year Schedule	6.5%	5%	3%	2%	1%	0	0	0
Three-year Schedule	6%	4.5%	2%	0	0	0	0	0

2
Contract Enhancements (C.E.) are subject to recapture charges in addition to asset-based charges for specified periods.  If you select an optional Contract Enhancement, there is a recapture charge on withdrawals when: the Contract is returned during the free look period; withdrawals are in excess of the free withdrawal amounts; withdrawals exceed the required minimum distribution of the Internal Revenue Code; and there is a total withdrawal.  The percentage amount of the recapture charge depends upon (i) the corresponding declining amount of the Contract Enhancement based on the Contract Year when the premium payment being withdrawn was received and (ii) when the charge is imposed based on the Completed Years since the receipt of the related premium.  The percentage amounts of the recapture charges are as follows:
Contract Enhancement Recapture Charge (as a percentage of the corresponding premium payment withdrawn if an optional Contract Enhancement is selected)
2% Contract Enhancement

Contract Year Premium is Received

Completed Years Since Receipt of Premium	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
0-1	2%	2%	1.25%	1.25%	0.50%	0%	0%	0%
1-2	2%	1.25%	1.25%	0.50%	0%	0%	0%	0%
2-3	1.25%	1.25%	0.50%	0%	0%	0%	0%	0%
3-4	1.25%	0.50%	0%	0%	0%	0%	0%	0%
4-5	0.50%	0%	0%	0%	0%	0%	0%	0%
5-6	0%	0%	0%	0%	0%	0%	0%	0%
6-7	0%	0%	0%	0%	0%	0%	0%	0%
7+	0%	0%	0%	0%	0%	0%	0%	0%

3% Contract Enhancement

Contract Year Premium is Received

Completed Years Since Receipt of Premium	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
0-1	3%	3%	2%	2%	2%	1%	1%	0%
1-2	3%	2%	2%	2%	1%	1%	0%	0%
2-3	2%	2%	1.25%	1%	1%	0%	0%	0%
3-4	2%	2%	1%	1%	0%	0%	0%	0%
4-5	2%	1%	1%	0%	0%	0%	0%	0%
5-6	1%	1%	0%	0%	0%	0%	0%	0%
6-7	1%	0%	0%	0%	0%	0%	0%	0%
7+	0%	0%	0%	0%	0%	0%	0%	0%

4% Contract Enhancement

Contract Year Premium is Received

Completed Years Since Receipt of Premium	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
0-1	3%	3%	2.50%	2.50%	2.50%	1.25%	1.25%	0%
1-2	3%	2.50%	2.50%	2.50%	1.25%	1.25%	0%	0%
2-3	2.50%	2.50%	2%	1.25%	1.25%	0%	0%	0%
3-4	2.50%	2.50%	1.25%	1.25%	0%	0%	0%	0%
4-5	2.50%	1.25%	1.25%	0%	0%	0%	0%	0%
5-6	1.25%	1.25%	0%	0%	0%	0%	0%	0%
6-7	1.25%	0%	0%	0%	0%	0%	0%	0%
7+	0%	0%	0%	0%	0%	0%	0%	0%

For Contracts purchased before May 1, 2010

Contract Enhancement Recapture Charge (as a percentage of the corresponding first year premium payment withdrawn if an optional Contract Enhancement is selected)

	Completed Years Since Receipt Of Premium
	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
2% C.E.	2%	2%	1.25%	1.25%	0.5%	0	0	0
3% C.E.	3%	3%	2%	2%	2%	1%	1%	0
4% CE.	3%	3%	2%	2%	2%	1%	1%	0

For Contracts with Issue Dates between September 22, 2003 and October 3, 2004, the 4% Contract Enhancement was not available.  For Contracts with Issue Dates before September 22, 2003, the recapture charges over the same completed years since receipt of premium were:  4%; 4%; 2.5%; 2.5%; 2.5%; 1.25%; and 1.25%.
Please note that if you return your Contract during the free look period, the entire amount of any Contract Enhancement will be recaptured.
For more information about recapture charges, please see “Contract Enhancement Recapture Charge” under “Contract Charges”, beginning on page 33.

3	Currently, premium taxes do not apply.
4	We do not count transfers in conjunction with dollar cost averaging, earnings sweep, and automatic rebalancing.
5	For overnight delivery on Saturday; otherwise, the overnight delivery charge is $10 for withdrawals. We also charge $20 for wire transfers in connection with withdrawals.

The next table (and footnotes) describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Funds' fees and expenses.

Periodic Expenses

Base Contract

Annual Contract Maintenance Charge 6		$30

Separate Account Annual Expenses
Annual percentage of average daily account value of Investment Divisions		1.35%

Mortality And Expense Risk Charge 7	1.20%

Administration Charge 8	0.15%

Total Separate Account Annual Expenses for Base Contract		1.35%

Optional Endorsements - A variety of optional endorsements to the Contract are available. Please see the footnotes for additional information on the various optional endorsement charges.

The following optional endorsement charges are based on average daily net asset value. You may select one from each grouping below9:

4% Contract Enhancement Maximum Annual Charge 10	0.56%
3% Contract Enhancement Maximum Annual Charge 10	0.42%
2% Contract Enhancement Maximum Annual Charge 11	0.395%

Five-year Withdrawal Schedule Maximum Annual Charge	0.30%
Three-year Withdrawal Schedule Maximum Annual Charge (no longer offered as of May 1, 2006)	0.45%

20% Additional Free Withdrawal Maximum Annual Charge	0.30%

The following optional death benefit endorsement charges are based on either average daily net asset value or on a benefit base and are indicated as such.  Please see the footnotes for additional information on the various optional death benefit endorsement charges.  You may select one of the available benefits listed below9:

Average Daily Net Asset Value Based Charges
Highest Anniversary Value Death Benefit Maximum Annual Charge 12	0.40%

Benefit Based Charges
LifeGuard Freedom DBSM Maximum Annual Charge (no longer offered as of September 28, 2009) 13	0.60%
LifeGuard Freedom 6 DBSM Maximum Annual Charge (only available if the LifeGuard Freedom 6 GMWB is also selected) 14	0.60%

The following optional endorsement charges are benefit based.  Please see the footnotes for additional information on the various optional endorsement charges.  You may select one of the available benefits listed below9:

Guaranteed Minimum Income Benefit (GMIB) Maximum Annual Charge (no longer offered as of October 6, 2008)(“FutureGuardSM”) 15	0.60%
GMIB Maximum Annual Charge (“FutureGuard 6SM”)(no longer offered as of April 6, 2009) 16	0.90%
7% Guaranteed Minimum Withdrawal Benefit (GMWB) Maximum Annual Charge (no longer offered as of March 31, 2008)(“SafeGuard 7 PlusSM”) 17	0.75%
Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up Maximum Annual Charge (“SafeGuard MaxSM”) 18	1.20%
5% GMWB With Annual Step-Up Maximum Annual Charge (“AutoGuard 5SM,” formerly “AutoGuard®”) 19	1.47%
6% GMWB With Annual Step-Up Maximum Annual Charge (“AutoGuard 6SM”) 20	1.62%
5% GMWB Without Step-Up Maximum Annual Charge (no longer offered as of October 6, 2008)(“MarketGuard 5®”) 21	0.51%
5% for Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of April 30, 2007)(“LifeGuard ProtectorSM”) 22	1.47%
5% for Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of March 31, 2008)(“LifeGuard AdvantageSM,” formerly “LifeGuard Protector AdvantageSM”) 23	1.50%
5% for Life GMWB With Bonus and 5-Year Step-Up Maximum Annual Charge (no longer offered as of April 30, 2007)(“LifeGuard Protector PlusSM”) 24	1.47%
Joint 5% for Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of April 30, 2007)(“LifeGuard Protector with Joint Option”) 25	1.62%
Joint 5% for Life GMWB With Bonus and 5-Year Step-Up Maximum Annual Charge (no longer offered as of April 30, 2007)(“LifeGuard Protector Plus with Joint Option”) 26	1.71%
For Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of March 31, 2008)(“LifeGuard AscentSM”) 27	1.50%
Joint For Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of March 31, 2008)(“LifeGuard Ascent With Joint Option”) 28	1.71%
For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of September 28, 2009) (“LifeGuard FreedomSM GMWB”) 29	1.50%
Joint For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of September 28, 2009)(“LifeGuard Freedom GMWB With Joint Option”) 30	1.86%
For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (“LifeGuard Freedom 6SM GMWB”) 31	1.50%
Joint For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (“LifeGuard Freedom 6 GMWB With Joint Option”) 32	1.86%
For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Maximum Annual Charge (“LifeGuard Freedom 6 Net”) 33	2.10%
Joint For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Maximum Annual Charge (“LifeGuard Freedom 6 Net With Joint Option”) 34	3.00%
5% for Life GMWB Maximum Annual Charge (no longer offered as of May 1, 2006)(“LifeGuard 5®“) 35	1.32%
4% for Life GMWB Maximum Annual Charge (no longer offered as of May 1, 2006)(“LifeGuard 4®“) 36	0.87%

6
This charge is waived on Contract Value of $50,000 or more.  This charge is deducted proportionally from your allocations to the Fixed Account and Investment Divisions either annually (on your Contract Anniversary) or in conjunction with a total withdrawal, as applicable.

7	This charge is 1.10% on Contracts issued between September 22, 2003 and May 2, 2004. For Contracts with Issue Dates before September 22, 2003, this charge is 1.25%.
8
For Contracts purchased on or after September 28, 2009, this charge is waived if the Contract Value on the later of the Issue Date or the most recent Contract Quarterly Anniversary is greater than or equal to $1 million.  If your Contract Value subsequently drops below $1 million on the most recent Contract Quarterly Anniversary, the Administration Charge will be reinstated.
For Contracts purchased before September 28, 2009, this charge is waived on initial premiums of $1 million or more, but we may reverse the waiver and reinstate the Administrative Charge if your withdrawals during the first year of the Contract cause the Contract Value to drop below $1 million.

9
Some optional endorsements are only available to select when purchasing the Contract and once purchased cannot be canceled.  The 4% and 3% Contract Enhancement and the Three-year Withdrawal Schedule are not available if you select the 20% Additional Free Withdrawal endorsement and vice versa.  Also, you may not select both a Guaranteed Minimum Income Benefit and any Guaranteed Minimum Withdrawal Benefit.

10
This charge lasts for the first seven Contract Years.  While this charge will be imposed based upon the average daily net asset value of your allocations to the Investment Divisions, this charge will also be assessed against any amounts allocated to the Fixed Account by reducing credited rates, but not below the minimum guaranteed interest rate (assuming no withdrawals).  For more information, please see “Contract Enhancement Charge” under “Contract Charges”, beginning on page 33.

11
This charge lasts for the first five Contract Years.  While this charge will be imposed based upon the average daily net asset value of your allocations to the Investment Divisions, this charge will also be assessed against any amounts allocated to the Fixed Account by reducing credited rates, but not below the minimum guaranteed interest rate (assuming no withdrawals).  For more information, please see “Contract Enhancement Charge” under “Contract Charges”, beginning on page 33.

12	The current charge is 0.25%, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.
13
The LifeGuard Freedom DB is only available in conjunction with the purchase of the LifeGuard Freedom GMWB.  The current and maximum charge for the LifeGuard Freedom DB is 0.05% of the GMWB Death Benefit each Contract Month (0.60% annually).  The charge for LifeGuard Freedom DB is in addition to the charge for the LifeGuard Freedom GMWB.
The GMWB Death Benefit is equal to the LifeGuard Freedom GWB (see footnote 29 below).  If you select the LifeGuard Freedom GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the LifeGuard Freedom GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.
For more information about the charge for the LifeGuard Freedom DB, please see “Optional Death Benefit - LifeGuard Freedom DB Charge” on page 35.  For more information about how this optional death benefit endorsement works, please see “LifeGuard Freedom DB” under “Optional Death Benefits”, beginning on page 215.  For more information about how the LifeGuard Freedom GMWB works, please see “For Life GMWB With Bonus and Annual Step-Up” beginning on page 133.

14
The LifeGuard Freedom 6 DB is only available in conjunction with the purchase of the LifeGuard Freedom 6 GMWB.  The current and maximum charge for the LifeGuard Freedom 6 DB is 0.05% of the GMWB Death Benefit each Contract Month (0.60% annually).  The charge for LifeGuard Freedom 6 DB is in addition to the charge for the LifeGuard Freedom 6 GMWB.
The GMWB Death Benefit is equal to the LifeGuard Freedom 6 GWB (see footnote 31 below).  If you select the LifeGuard Freedom 6 GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the LifeGuard Freedom 6 GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.
For more information about the charge for the LifeGuard Freedom 6 DB, please see “LifeGuard Freedom 6 DB” under “Death Benefit Charges”, beginning on page 35.  For more information about how the LifeGuard Freedom 6 DB works, please see “LifeGuard Freedom 6 DB” under “Optional Death Benefits”, beginning on page 217.  For more information about how the LifeGuard Freedom 6 GMWB works, please see “For Life GMWB With Bonus and Annual Step-Up” beginning on page 154.

15
The charge for FutureGuard is expressed as an annual percentage of the GMIB Benefit Base.  The GMIB Benefit Base for FutureGuard is the greater of (a) or (b), where:
(a) Generally equals all premiums you have paid, subject to certain adjustments, compounded at an annual interest rate of 5% until the earlier of the Annuitant's 80th birthday or the exercise date of this GMIB; and
(b) Generally equals the greatest Contract Value on any Contract Anniversary prior to the Annuitant's 81st birthday, subject to certain adjustments after that Contract Anniversary.

For more information about how the endorsement works, including more details regarding the GMIB Benefit Base, please see “FutureGuard Guaranteed Minimum Income Benefit” beginning on page 209.
For Contracts with this GMIB purchased on and after January 17, 2006 (subject to availability), you pay 0.05% of the GMIB Benefit Base each Contract Month (0.60% annually).
For Contracts with this GMIB purchased from May 3, 2004 through January 16, 2006 (subject to availability), you pay 0.15% of the GMIB Benefit Base each calendar quarter (0.60% annually).

For Contracts with this GMIB purchased from September 22, 2003 through May 2, 2004 (subject to availability), you pay 0.1125% of the GMIB Benefit Base each calendar quarter (0.45% annually).
For Contracts with this GMIB purchased before September 22, 2003 (subject to availability), you pay 0.075% of the GMIB Benefit Base each calendar quarter (0.30% annually).

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  For more information about the charge for this endorsement, please see “FutureGuard Guaranteed Minimum Income Benefit Charge” beginning on page 36.

16
The current and maximum charge is 0.075% of the GMIB Benefit Base each Contract Month (0.90% annually).  The GMIB Benefit Base for FutureGuard 6 is the greater of (a) or (b), where:
(a) Generally equals the Step-Up Value on the most recent Step-Up Date, subject to certain adjustments after the most recent Step-Up Date, compounded at an annual interest rate of 6% until the earlier of the Annuitant's 80th birthday or the exercise date of this GMIB; and
(b) Generally equals the greatest Contract Value on any Contract Anniversary prior to the Annuitant's 81st birthday, subject to certain adjustments after that Contract Anniversary.
At issue, the Step-Up Date is the Issue Date, and the Step-Up Value is generally equal to the initial premium paid plus any Contract Enhancement credited.  After issue, the Step-Up Date is the Contract Anniversary on which the Owner elects to step up to the Contract Value, and the Step-Up Value is equal to the Contract Value on that Step-Up Date.
We deduct the charge from your Contract Value.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.  For more information about the charge for this endorsement, please see “FutureGuard 6 Guaranteed Minimum Income Benefit Charge” beginning on page 36.  For more information about how the endorsement works, including more details regarding the GMIB Benefit Base, please see “FutureGuard 6 Guaranteed Minimum Income Benefit” beginning on page 211.

17
0.75% is the maximum annual charge of the Guaranteed Withdrawal Balance (GWB) when this endorsement is added to a Contract on and after January 17, 2006, which charge is payable monthly.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.
The charge is expressed as an annual percentage and depends on:

●	When the endorsement is added to the Contract.
●	The endorsement's availability – on and after, or before January 17, 2006, or before October 4, 2004.
●	The basis for deduction – a percentage of the GWB or your allocations to Investment Divisions (average daily net asset value).
●	The frequency of deduction – monthly or daily.

The below tables have the maximum and current charges.
For Contracts to which this endorsement was added on and after January 17, 2006 (subject to availability), you pay the applicable percentage of the GWB each Contract Month.  We deduct the charge from your Contract Value.  Monthly charges are pro rata deducted over each applicable Investment Division.
For Contracts to which this endorsement was added before January 17, 2006, the charge is a percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.
For Contracts to which this endorsement was added before October 4, 2004, the charge is a percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions, which increases upon the first step-up.

7% GMWB
Endorsement's Availability	On and after January 17, 2006	Before January 17, 2006	Before October 4, 2004
Maximum Annual Charge	0.75%	0.70%	0.70%
Current Annual Charge	0.42%	0.40%	0.35% 0.55% upon step-up
Charge Basis	GWB	Investment Divisions	Investment Divisions
Charge Frequency	Monthly	Daily	Daily

For more information about the charge for this endorsement, please see “7% Guaranteed Minimum Withdrawal Benefit Charge” beginning on page 37.  For more information about how the endorsement works, including more details regarding the GWB, please see “7% Guaranteed Minimum Withdrawal Benefit” beginning on page 60.

18
For Contracts to which this endorsement was added on or after May 1, 2010, the current charge is 0. 05% (0.60% annually) of the GWB, subject to a maximum annual charge of 1.20% as used in the Table.  For Contracts to which this endorsement was added before May 1, 2010, the current charge is 0.0375% (0.45% annually) of the GWB, subject to a maximum annual charge of 0.81%.  We reserve the right to prospectively change the current charge: on new Contracts; if you select this benefit after your Contract is issued; or upon election of a step-up – subject to the applicable maximum annual charge.
The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.
While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB was elected after the issue date (which is no longer an option on or after May 1, 2010), the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  For more information, including how the GWB is calculated, please see “Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up” beginning on page 64.

19
The current charge is 0.055% (0.66% annually) of the GWB, subject to a maximum annual charge of 1.47% as used in the Table.  We reserve the right to prospectively change the current charge: on new Contracts; if you select this benefit after your Contract is issued; or upon election of a step-up – subject to the applicable maximum annual charge.
The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  For more information, including how the GWB is calculated, please see “5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 70.

20
The current charge is 0.0725% (0.87% annually) of the GWB, subject to a maximum annual charge of 1.62% as used in the Table.  We reserve the right to prospectively change the current charge: on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) – subject to the applicable maximum annual charge.
The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.
While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  For more information, including how the GWB is calculated, please see “6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 73.

21
The current charge is 0.0175% (0.21% annually) of the GWB, subject to a maximum annual charge of 0.51% as used in the Table.  We reserve the right to prospectively change the current charge on new Contracts, or before you select this benefit if after your Contract is issued, subject to the applicable maximum annual charge.
The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.
While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  For more information, including how the GWB is calculated, please see “5% Guaranteed Minimum Withdrawal Benefit Without Step-Up” beginning on page 79.

22
1.47% is the maximum annual charge of the 5% for Life GMWB With Annual Step-Up for a 65-69 year old, which charge is payable monthly.  The charge for the 5% for Life GMWB With Annual Step-Up varies by age group.  The below tables have the maximum and current charges for all age groups.
You pay the applicable percentage of the GWB each month.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.
We deduct the charge from your Contract Value.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

5% for Life GMWB With Annual Step-Up
Annual Charge	Maximum	Current
Ages 45-49	0.87%÷12	0.42%÷12
50 – 54	0.87%÷12	0.42%÷12
55 – 59	1.20%÷12	0.66%÷12
60 – 64	1.32%÷12	0.75%÷12
65 – 69	1.47%÷12	0.90%÷12
70 – 74	0.87%÷12	0.51%÷12
75 – 80	0.60%÷12	0.36%÷12
Charge Basis	GWB
Charge Frequency	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.
For more information about the charge for this endorsement, please see “5% for Life GMWB With Annual Step-Up Charge” beginning on page 39.  For more information about how the endorsement works, please see “5% for Life GMWB With Annual Step-Up” beginning on page 83.

23
1.50% is the maximum annual charge of the 5% for Life GMWB With Bonus and Annual Step-Up for the following age groups:  55-59, 60-64, and 65-69, which charge is payable monthly.  The charge for the 5% for Life GMWB With Annual Step-Up varies by age group.  The below tables have the maximum and current charges for all age groups.
You pay the applicable percentage of the GWB each month.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.
We deduct the charge from your Contract Value.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

5% for Life GMWB With Bonus and Annual Step-Up
Annual Charge	Maximum	Current
Ages 45-49	1.02%÷12	0.57%÷12
50 – 54	1.17%÷12	0.72%÷12
55 – 59	1.50%÷12	0.96%÷12
60 – 64	1.50%÷12	0.96%÷12
65 – 69	1.50%÷12	0.96%÷12
70 – 74	0.90%÷12	0.57%÷12
75 – 80	0.66%÷12	0.42%÷12
Charge Basis	GWB
Charge Frequency	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.
For more information about the charge for this endorsement, please see “5% for Life GMWB With Bonus and Annual Step-Up Charge” beginning on page 40.  For more information about how the endorsement works, please see “5% for Life GMWB With Bonus and Annual Step-Up” beginning on page 89.

24
1.47% is the maximum annual charge of the 5% for Life GMWB With Bonus and Five-Year Step-Up for the following age groups:  55-59 and 60-64, which charge is payable monthly.  The charge for the 5% for Life GMWB With Bonus and Five-Year Step-Up varies by age group.  The below tables have the maximum and current charges for all age groups.
You pay the applicable percentage of the GWB each month.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.
We deduct the charge from your Contract Value.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

5% for Life GMWB With Bonus and Five-Year Step-Up
Annual Charge	Maximum	Current
Ages 45 – 49	0.87%÷12	0.42%÷12
50 – 54	1.02%÷12	0.57%÷12
55 – 59	1.47%÷12	0.87%÷12
60 – 64	1.47%÷12	0.87%÷12
65 – 69	1.20%÷12	0.66%÷12
70 – 74	0.75%÷12	0.36%÷12
75 – 80	0.57%÷12	0.30%÷12
Charge Basis	GWB
Charge Frequency	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when you elect a step-up, again subject to the applicable maximum annual charge.
For more information about the charge for this endorsement, please see “5% for Life GMWB With Bonus and Five-Year Step-Up Charge” beginning on page 41.  For more information about how the endorsement works, please see “5% for Life GMWB With Bonus and Five-Year Step-Up” beginning on page 96.

25
1.62% is the maximum annual charge of the Joint 5% for Life GMWB With Annual Step-Up for a 65-69 year old, which charge is payable monthly.  The charge for the Joint 5% for Life GMWB With Annual Step-Up varies by age group.  The below tables have the maximum and current charges for all age groups.
You pay the applicable percentage of the GWB each month.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.
We deduct the charge from your Contract Value.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

Joint 5% for Life GMWB With Annual Step-Up
Annual Charge	Maximum	Current
Ages 45 – 49	1.02%÷12	0.57%÷12
50 – 54	1.02%÷12	0.57%÷12
55 – 59	1.35%÷12	0.81%÷12
60 – 64	1.47%÷12	0.90%÷12
65 – 69	1.62%÷12	1.05%÷12
70 – 74	1.02%÷12	0.66%÷12
75 – 80	0.75%÷12	0.51%÷12
Charge Basis	GWB
Charge Frequency	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.
For more information about the charge for this endorsement, please see “Joint 5% for Life GMWB With Annual Step-Up Charge” beginning on page 41.  For more information about how the endorsement works, please see “Joint 5% for Life GMWB With Annual Step-Up” beginning on page 102.

26
1.71% is the maximum annual charge of the Joint 5% for Life GMWB With Bonus and Five-Year Step-Up for the following age groups:  55-59 and 60-64, which charge is payable monthly.  The charge for the Joint 5% for Life GMWB With Bonus and Five-Year Step-Up varies by age group.  The below tables have the maximum and current charges for all age groups.
You pay the applicable percentage of the GWB each month.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.
We deduct the charge from your Contract Value.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

Joint 5% for Life GMWB With Bonus and Five-Year Step-Up
Annual Charge	Maximum	Current
Ages 45-49	1.11%÷12	0.66%÷12
50 – 54	1.26%÷12	0.81%÷12
55 – 59	1.71%÷12	1.11%÷12
60 – 64	1.71%÷12	1.11%÷12
65 – 69	1.47%÷12	0.90%÷12
70 – 74	1.02%÷12	0.60%÷12
75 – 80	0.81%÷12	0.57%÷12
Charge Basis	GWB
Charge Frequency	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when you elect a step-up, again subject to the applicable maximum annual charge.
For more information about the charge for this endorsement, please see “Joint 5% for Life GMWB With Bonus and Five-Year Step-Up Charge” beginning on page 42.  For more information about how the endorsement works, please see “Joint 5% for Life GMWB With Bonus and Five-Year Step-Up” beginning on page 110.

27
The current charge is 0.08% (0.96% annually) of the GWB, subject to a maximum annual charge of 1.50% as used in the Table.  We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.
The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.
While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  For more information about the charge for this endorsement, please see “For Life GMWB With Annual Step-Up Charge” beginning on page 43.  For more information about how the endorsement works, please see “For Life GMWB With Annual Step-Up” beginning on page 117.

28
The current charge is 0.0975% (1.17% annually) of the GWB, subject to a maximum annual charge of 1.71% as used in the Table.  We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.
The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.
While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  For more information about the charge for this endorsement, please see “Joint For Life GMWB With Annual Step-Up Charge” beginning on page 43.  For more information about how the endorsement works, please see “Joint For Life GMWB With Annual Step-Up” beginning on page 125.

29
The current charge is 0.08% (0.96% annually) of the GWB, subject to a maximum annual charge of 1.50% as used in the Table.  We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract before January 12, 2009), again subject to the maximum annual charge.
The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.
While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  For more information about the charge for this endorsement, please see “For Life GMWB With Bonus and Annual Step-Up Charge” beginning on page 44.  For more information about how the endorsement works, please see “For Life GMWB With Bonus and Annual Step-Up “ beginning on page 133.

30
The current charge is 0.105% (1.26% annually) of the GWB, subject to a maximum annual charge of 1.86% as used in the Table.  We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract before January 12, 2009), again subject to the maximum annual charge.
The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.
While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  For more information about the charge for this endorsement, please see “Joint For Life GMWB With Bonus and Annual Step-Up Charge” beginning on page 44.  For more information about how the endorsement works, please see “Joint For Life GMWB With Bonus and Annual Step-Up “ beginning on page 143.

31
The current charge is 0.08% (0.96% annually) of the GWB, subject to a maximum annual charge of 1.50% as used in the Table.  We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge.
The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.
While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information about the charge for this endorsement, please see “For Life GMWB With Bonus and Annual Step-Up Charge” beginning on page 45.  For more information about how the endorsement works, please see “For Life GMWB With Bonus and Annual Step-Up” beginning on page 154.

32
The current charge is 0.105% (1.26% annually) of the GWB, subject to a maximum annual charge of 1.86% as used in the Table.  We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge.
The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information about the charge for this endorsement, please see “Joint Life GMWB With Bonus and Annual Step-Up Charge” beginning on page 46.  For more information about how the endorsement works, please see “Joint For Life GMWB With Bonus and Annual Step-Up” beginning on page 162.

33
The current charge is 0.0875% (1.05% annually) of the GWB, subject to a maximum annual charge of 2.10% as used in the Table.  We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge.
The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.
While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  The GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. For more information about the charge for this endorsement, please see “For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Charge” beginning on page 46.  For more information about how the endorsement works, please see “For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount” beginning on page 171.

34
The current charge is 0.125% (1.50% annually) of the GWB, subject to a maximum annual charge of 3.00% as used in the Table.  We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge.
The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.
While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  The GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  For more information about the charge for this endorsement, please see “Joint For Life GMWB Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Charge” beginning on page 47.  For more information about how the endorsement works, please see “Joint For Life GMWB Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount” beginning on page 182.

35
1.32% is the maximum annual charge of the Guaranteed Withdrawal Balance (GWB) for a 60-64 year old Owner of a Contract to which this endorsement is added on and after January 17, 2006 through April 30, 2006, which charge is payable monthly.  The charge for the 5% for Life GMWB varies by age group.  The below tables have the maximum and current charges for all age groups.
Charges are expressed as an annual percentage and depend on:

●	The Owner's age when the endorsement is added to the Contract.
●	The endorsement's availability – effective May 1, 2006, this endorsement is no longer available to add to a Contract.
●	The basis for deduction – a percentage of the GWB or your allocations to Investment Divisions (average daily net asset value).
●	The frequency of deduction – monthly or daily.

For Contracts to which this endorsement was added before May 1, 2006 (subject to availability), you pay the applicable percentage of the GWB each Contract Month.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  We deduct the charge from your Contract Value.  Monthly charges are pro rata deducted over each applicable Investment Division.
For Contracts to which this endorsement was added before January 17, 2006, the charge is the applicable percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

5% For Life GMWB
Endorsement's Availability	Before May 1, 2006		Before January 17, 2006*
Annual Charge	Maximum	Current	Maximum	Current
Ages 60 – 64	1.32%÷12	0.90%÷12	1.30%	0.90%
65 – 69	0.87%÷12	0.60%÷12	0.85%	0.60%
70 – 74	0.60%÷12	0.51%÷12	0.60%	0.50%
75 – 80	0.51%÷12	0.42%÷12	0.50%	0.40%
Charge Basis	GWB		Investment Divisions
Charge Frequency	Monthly		Daily

* The bonus is available only for Contracts to which this GMWB was added from January 17, 2006 through April 30, 2006.
With joint Owners, the charge is based on the older Owner's age.  For the Owner that is a legal entity, the charge is based on the Annuitant's age.  (With joint Annuitants, the charge is based on the older Annuitant's age.)
We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  For Contracts to which this endorsement was added from January 17, 2006 through April 30, 2006, we may also change the current charge with a step-up, again subject to the applicable maximum annual charge.
For more information about the charge for this endorsement, please see “5% For Life Guaranteed Minimum Withdrawal Benefit Charge” beginning on page 46.  For more information about how the endorsement works, please see “5% For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 194.

36
0.87% is the maximum annual charge of the Guaranteed Withdrawal Balance (GWB) for a 50-54 year old Owner of a Contract to which this endorsement is added on and after January 17, 2006 through April 30, 2006, which charge is payable monthly.  The charge for the 4% for Life GMWB varies by age group.  The below tables have the maximum and current charges for all age groups.
Charges are expressed as an annual percentage and depend on:

●	The Owner's age when the endorsement is added to the Contract.
●	The endorsement's availability – effective May 1, 2006, this endorsement is no longer available to add to a Contract.
●	The basis for deduction – a percentage of the GWB or your allocations to Investment Divisions (average daily net asset value).
●	The frequency of deduction – monthly or daily.

For Contracts to which this endorsement was added before May 1, 2006 (subject to availability), you pay the applicable percentage of the GWB each Contract Month.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  We deduct the charge from your Contract Value.  Monthly charges are pro rata deducted over each applicable Investment Division.
For Contracts to which this endorsement was added before January 17, 2006, the charge is the applicable percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

4% For Life GMWB
Endorsement's Availability	Before May 1, 2006		Before January 17, 2006*
Annual Charge	Maximum	Current	Maximum	Current
Ages 50 – 54	0.87%÷12	0.66%÷12	0.85%	0.65%
55 – 59	0.66%÷12	0.51%÷12	0.65%	0.50%
60 – 64	0.51%÷12	0.36%÷12	0.50%	0.35%
65 – 69	0.36%÷12	0.27%÷12	0.35%	0.25%
70 – 74	0.30%÷12	0.21%÷12	0.30%	0.20%
75 – 80	0.21%÷12	0.15%÷12	0.20%	0.15%
Charge Basis	GWB		Investment Divisions
Charge Frequency	Monthly		Daily

* The bonus is available only for Contracts to which this GMWB was added from January 17, 2006 through April 30, 2006.
With joint Owners, the charge is based on the older Owner's age.  For the Owner that is a legal entity, the charge is based on the Annuitant's age.  (With joint Annuitants, the charge is based on the older Annuitant's age.)
We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  For Contracts to which this endorsement was added from January 17, 2006 through April 30, 2006, we may also change the current charge with a step-up, again subject to the applicable maximum annual charge.
For more information about the charge for this endorsement, please see “4% For Life Guaranteed Minimum Withdrawal Benefit Charge” beginning on page 48.  For more information about how the endorsement works, please see “4% For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 200.

The next item shows the minimum and maximum total annual operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract.

Total Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets, including management and administration fees, 12b-1 service fees and other expenses.)

Minimum: 0.57%

Maximum: 2.41%

More detail concerning each Fund's fees and expenses is below.  But please refer to the Funds' prospectuses for even more information on the Funds, including investment objectives, performance, and information about Jackson National Asset Management, LLC®, the Funds' Adviser and Administrator, as well as the sub-advisers.
Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management and Admin Fee A	Distribution and/or Service (12b-1) Fees	Other Expenses B	Acquired Fund Fees and Expenses C	Total Annual Fund Operating Expenses	Contractual Fee Waiver and/or Expense Reimbursement	Net Total Annual Fund Operating Expenses
JNL/American Funds® Blue Chip Income and Growth	1.28%D	0.25%	0.02%D	0.00%	1.55%D	0.45%E	1.10%D,E
JNL/American Funds Global Bond	1.41%D	0.25%	0.04%D	0.00%	1.70%D	0.55%E	1.15%D,E
JNL/American Funds Global Small Capitalization	1.62%D	0.25%	0.05%D	0.00%	1.92%D	0.60%E	1.32%D,E
JNL/American Funds Growth-Income	1.13%D	0.25%	0.02%D	0.00%	1.40%D	0.40%E	1.00%D,E
JNL/American Funds International	1.50%D	0.25%	0.05%D	0.00%	1.80%D	0.55%E	1.25%D,E
JNL/American Funds New World	1.97%D	0.25%	0.06%D	0.00%	2.28%D	0.80%E	1.48%D,E
JNL/Select Money Market	0.36%F	0.20%	0.01%	0.00%	0.57%F	0.09%	0.48%

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management and Admin Fee A	Distribution and/or Service (12b-1) Fees	Other Expenses B	Acquired Fund Fees and Expenses C	Total Annual Fund Operating Expenses
JNL Institutional Alt 20	0.20%	0.00%	0.00%	0.81% H	1.01%
JNL Institutional Alt 35	0.20%	0.00%	0.00%	0.95% H	1.15%
JNL Institutional Alt 50	0.20%	0.00%	0.00%	1.10% H	1.30%
JNL Institutional Alt 65	0.20%	0.00%	0.00%	1.23% H	1.43%
JNL/AIM Global Real Estate	0.86%	0.20%	0.01%	0.01%	1.08%
JNL/AIM International Growth	0.82%	0.20%	0.02%	0.02%	1.06%
JNL/AIM Large Cap Growth	0.77%	0.20%	0.00%	0.01%	0.98%
JNL/AIM Small Cap Growth	0.95%	0.20%	0.01%	0.01%	1.17%
JNL/Capital Guardian Global Balanced	0.80%	0.20%	0.01%	0.01%	1.02%
JNL/Capital Guardian Global Diversified Research	0.88%	0.20%	0.01%	0.01%	1.10%
JNL/Capital Guardian U.S. Growth Equity	0.77%	0.20%	0.01%	0.01%	0.99%
JNL/Credit Suisse Commodity Securities Fund	0.82%	0.20%	0.01%	0.02%	1.05%
JNL/Credit Suisse Long/Short	0.95%	0.20%	0.39% G	0.01%	1.55%
JNL/Eagle Core Equity	0.75%	0.20%	0.01%	0.03%	0.99%
JNL/Eagle SmallCap Equity	0.82%	0.20%	0.01%	0.00%	1.03%
JNL/Franklin Templeton Founding Strategy	0.05%	0.00%	0.01%	1.07% H	1.13%
JNL/Franklin Templeton Global Growth	0.89%	0.20%	0.01%	0.01%	1.11%
JNL/Franklin Templeton Income	0.79%	0.20%	0.01%	0.02%	1.02%
JNL/Franklin Templeton International Small Cap Growth	1.10%	0.20%	0.01%	0.04%	1.35%
JNL/Franklin Templeton Mutual Shares	0.85%	0.20%	0.06% G	0.02%	1.13%
JNL/Franklin Templeton Small Cap Value	0.95%	0.20%	0.01%	0.02%	1.18%
JNL/Goldman Sachs Core Plus Bond	0.69%	0.20%	0.01%	0.02%	0.92%
JNL/Goldman Sachs Emerging Markets Debt	0.90%	0.20%	0.01%	0.05%	1.16%
JNL/Goldman Sachs Mid Cap Value	0.83%	0.20%	0.00%	0.01%	1.04%
JNL/Ivy Asset Strategy Fund	1.05%	0.20%	0.00%	0.04%	1.29%
JNL/JPMorgan International Value	0.82%	0.20%	0.01%	0.01%	1.04%
JNL/JPMorgan MidCap Growth	0.80%	0.20%	0.01%	0.01%	1.02%
JNL/JPMorgan U.S. Government & Quality Bond	0.52%	0.20%	0.01%	0.01%	0.74%
JNL/Lazard Emerging Markets	1.05%	0.20%	0.02%	0.02%	1.29%
JNL/Lazard Mid Cap Equity	0.82%	0.20%	0.01%	0.01%	1.04%
JNL/M&G Global Basics	1.00%	0.20%	0.01%	0.01%	1.22%
JNL/M&G Global Leaders	1.00%	0.20%	0.01%	0.01%	1.22%
JNL/Mellon Capital Management European 30	0.57%	0.20%	0.01%	0.01%	0.79%
JNL/Mellon Capital Management Pacific Rim 30	0.57%	0.20%	0.01%	0.01%	0.79%
JNL/Mellon Capital Management S&P 500 Index	0.38%	0.20%	0.02%	0.01%	0.61%
JNL/Mellon Capital Management S&P 400 MidCap Index	0.39%	0.20%	0.02%	0.00%	0.61%
JNL/Mellon Capital Management Small Cap Index	0.39%	0.20%	0.03%	0.00%	0.62%
JNL/Mellon Capital Management International Index	0.44%	0.20%	0.05%	0.00%	0.69%
JNL/Mellon Capital Management Bond Index	0.39%	0.20%	0.01%	0.01%	0.61%
JNL/Mellon Capital Management Global Alpha	1.15%	0.20%	0.00%	0.02%	1.37%
JNL/Mellon Capital Management Index 5	0.05%	0.00%	0.01%	0.62%H	0.68%
JNL/Mellon Capital Management 10 x 10	0.05%	0.00%	0.01%	0.63%H	0.69%
JNL/Oppenheimer Global Growth	0.85%	0.20%	0.01%	0.01%	1.07%
JNL/PAM Asia ex-Japan	1.05%	0.20%	0.02%	0.01%	1.28%
JNL/PAM China-India	1.10%	0.20%	0.03%	0.01%	1.34%
JNL/PIMCO Real Return	0.60%	0.20%	0.01%	0.00%	0.81%
JNL/PIMCO Total Return Bond	0.60%	0.20%	0.01%	0.00%	0.81%
JNL/PPM America High Yield Bond	0.57%	0.20%	0.01%	0.04%	0.82%
JNL/PPM America Mid Cap Value	0.85%	0.20%	0.01%	0.01%	1.07%
JNL/PPM America Small Cap Value	0.85%	0.20%	0.01%	0.00%	1.06%
JNL/PPM America Value Equity	0.65%	0.20%	0.01%	0.00%	0.86%
JNL/Red Rocks Listed Private Equity	1.00%	0.20%	0.00%	1.21%	2.41%
JNL/Select Balanced	0.57%	0.20%	0.01%	0.01%	0.79%
JNL/Select Value	0.62%	0.20%	0.00%	0.01%	0.83%
JNL/T. Rowe Price Established Growth	0.70%	0.20%	0.01%	0.00%	0.91%
JNL/T. Rowe Price Mid-Cap Growth	0.81%	0.20%	0.01%	0.00%	1.02%
JNL/T. Rowe Price Short-Term Bond	0.53%	0.20%	0.01%	0.05%	0.79%
JNL/T. Rowe Price Value	0.76%	0.20%	0.00%	0.01%	0.97%
JNL/S&P Managed Conservative	0.18%	0.00%	0.00%	0.83%H	1.01%
JNL/S&P Managed Moderate	0.16%	0.00%	0.01%	0.87%H	1.04%
JNL/S&P Managed Moderate Growth	0.15%	0.00%	0.01%	0.90%H	1.06%
JNL/S&P Managed Growth	0.15%	0.00%	0.01%	0.93%H	1.09%
JNL/S&P Managed Aggressive Growth	0.18%	0.00%	0.01%	0.95%H	1.14%
JNL/S&P Disciplined Moderate	0.18%	0.00%	0.01%	0.65%H	0.84%
JNL/S&P Disciplined Moderate Growth	0.18%	0.00%	0.01%	0.65%H	0.84%
JNL/S&P Disciplined Growth	0.18%	0.00%	0.01%	0.65%H	0.84%
JNL/S&P Competitive Advantage	0.50%	0.20%	0.02%	0.00%	0.72%
JNL/S&P Dividend Income & Growth	0.50%	0.20%	0.02%	0.00%	0.72%
JNL/S&P Intrinsic Value	0.50%	0.20%	0.02%	0.00%	0.72%
JNL/S&P Total Yield	0.50%	0.20%	0.02%	0.00%	0.72%
JNL/S&P 4	0.05%	0.00%	0.01%	0.72%H	0.78%
JNL/Mellon Capital Management Nasdaq® 25	0.48%	0.20%	0.04%	0.00%	0.72%
JNL/Mellon Capital Management Value Line® 30	0.44%	0.20%	0.16%	0.00%	0.80%
JNL/Mellon Capital Management DowSM Dividend	0.45%	0.20%	0.03%	0.00%	0.68%
JNL/Mellon Capital Management S&P® 24	0.48%	0.20%	0.02%	0.01%	0.71%
JNL/Mellon Capital Management 25	0.44%	0.20%	0.01%	0.00%	0.65%
JNL/Mellon Capital Management Select Small-Cap	0.45%	0.20%	0.00%	0.00%	0.65%
JNL/Mellon Capital Management JNL 5	0.42%	0.20%	0.02%	0.00%	0.64%
JNL/Mellon Capital Management VIP	0.45%	0.20%	0.04%	0.00%	0.69%
JNL/Mellon Capital Management JNL Optimized 5	0.44%	0.20%	0.06%	0.00%	0.70%
JNL/Mellon Capital Management S&P® SMid 60	0.47%	0.20%	0.02%	0.01%	0.70%
JNL/Mellon Capital Management NYSE® International 25	0.53%	0.20%	0.05%	0.00%	0.78%
JNL/Mellon Capital Management Communications Sector	0.49%	0.20%	0.03%	0.00%	0.72%
JNL/Mellon Capital Management Consumer Brands Sector	0.49%	0.20%	0.03%	0.00%	0.72%
JNL/Mellon Capital Management Financial Sector	0.47%	0.20%	0.03%	0.00%	0.70%
JNL/Mellon Capital Management Healthcare Sector	0.47%	0.20%	0.03%	0.00%	0.70%
JNL/Mellon Capital Management Oil & Gas Sector	0.44%	0.20%	0.03%	0.00%	0.67%
JNL/Mellon Capital Management Technology Sector	0.46%	0.20%	0.03%	0.00%	0.69%

A
Certain Funds pay Jackson National Asset Management, LLC, the Investment Adviser and Administrator, an administrative fee for certain services provided to each Fund.

The JNL/American Funds® Blue Chip Income and Growth Fund, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund, JNL/American Funds New World Fund, JNL/AIM Global Real Estate Fund, JNL/AIM International Growth Fund,  JNL/Franklin Templeton International Small Cap Growth Fund, JNL/Capital Guardian Global Diversified Research Fund, JNL/Capital Guardian Global Balanced Fund, JNL/Credit Suisse Commodity Securities Fund, JNL/Credit Suisse Long/Short Fund, JNL/Franklin Templeton Global Growth Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Ivy Asset Strategy Fund, JNL/JPMorgan International Value Fund, JNL/Lazard Emerging Markets Fund, JNL/M&G Global Basics Fund, JNL/M&G Global Leaders Fund, JNL/Oppenheimer Global Growth Fund, JNL/PAM Asia Ex-Japan Fund, JNL/Red Rocks Listed Private Equity Fund, and all of the JNL/Mellon Capital Management Funds, except the JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management NYSE® International 25 Fund, JNL/Mellon Capital Management European 30 Fund, and JNL/Mellon Capital Management Pacific Rim 30 Fund, pay an administrative fee of 0.15%.

The JNL/Mellon Capital Management NYSE® International 25 Fund, JNL/Mellon Capital Management European 30 Fund, JNL/Mellon Capital Management Pacific Rim 30 Fund, and JNL/PAM China-India Fund pay an administrative fee of 0.20%.

The JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Institutional Alt 65 Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/Mellon Capital Management 10 x 10 Fund, and all of the JNL/S&P Funds, except the JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund, pay an administrative fee of 0.05%.

All other Funds pay an administrative fee of 0.10%.

The Management and Admin Fee and the Total Annual Fund Operating Expenses columns in this table reflect the inclusion of the applicable administrative fee.

B
Other expenses include registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, certain professional fees, fees and expenses of the disinterested Trustees/Managers, independent legal counsel to the disinterested Trustees/Managers fees, and other operating expenses not otherwise covered by the administrative fee.

C
Acquired fund fees and expenses represent each Fund’s pro rata share of fees and expenses of investing in securities deemed “investment companies,” including money market funds used for purposes of investing available cash balances.

D
Fees and expenses at the Master Fund level for Class 1 shares of each respective Fund are as follows:
JNL/American Funds Blue Chip Income and Growth Fund: Management Fee: 0.43%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.01%; Total Annual Portfolio Operating Expenses: 0.44%.
JNL/American Funds Global Bond Fund: Management Fee: 0.56%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.03%; Total Annual Portfolio Operating Expenses: 0.59%.
JNL/American Funds Global Small Capitalization Fund: Management Fee: 0.72%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.76%.
JNL/American Funds Growth-Income Fund: Management Fee: 0.28%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.01%; Total Annual Portfolio Operating Expenses: 0.29%.
JNL/American Funds International Fund: Management Fee: 0.50%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.54%.
JNL/American Funds New World Fund: Management Fee: 0.77%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.05%; Total Annual Portfolio Operating Expenses: 0.82%.

E
JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the investment advisory and management services. This fee waiver will generally continue as long as the Fund is part of a master-feeder fund structure, but in any event, the fee waiver will continue for at least one year from the date of the current Prospectus (May 1, 2010), unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees. The Management and Admin Fee and the Annual Operating Expense columns in this table reflect the inclusion of the contractual fee waivers.

F
JNAM has contractually agreed to waive fees and reimburse expenses of the Fund through December 31, 2010 to the extent necessary to limit the total operating expenses of each class of shares of the Fund, exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period.

G
Amount includes the costs associated with the Fund's short sales on equity securities.  When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the security sold short.  In addition, the Fund incurs fees in connection with the borrowing of securities related to short sale transactions.  For the period ended December 31, 2009, the total cost of short sales transactions to the JNL/Credit Suisse Long/Short Fund and JNL/Franklin Templeton Mutual Shares Fund was 0.37% and 0.05%, respectively.

H
Amounts are based on the allocations to underlying funds during the period ended December 31, 2009.  Current allocations may be different, and therefore, actual amounts for subsequent periods may be higher or lower than the amounts presented.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses.

(The Annual Contract Maintenance Charge is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions and Fixed Account.)

The example assumes that you invest $10,000 in the Contract for the time periods indicated.  Neither transfer fees nor premium tax charges are reflected in the example.  The example also assumes that your investment has a 5% annual return on assets each year.

The following example includes maximum Fund fees and expenses and the cost if you select the optional 2% Contract Enhancement, the Highest Anniversary Death Benefit, the Five-year Withdrawal Schedule, the 20% Additional Free Withdrawal, and the Guaranteed Minimum Withdrawal Benefit (using the maximum possible charge).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$1,681	$2,833	$4,027	$7,008

If you annuitize at the end of the applicable time period:

1 year *	3 years	5 years	10 years
$1,681	$2,833	$4,027	$7,008

*  Withdrawal charges apply to income payments occurring within one year of the Contract's Issue Date.

If you do not surrender your Contract:

1 year	3 years	5 years	10 years
$831	$2,408	$3,877	$7,008

The example does not represent past or future expenses.  Your actual costs may be higher or lower.

CONDENSED FINANCIAL INFORMATION

The information about the values of all Accumulation Units constitute the condensed financial information, which can be found in the Statement of Additional Information.  The value of an Accumulation Unit is determined on the basis of changes in the per share value of an underlying Fund and Separate Account charges for the base Contract and the various combinations of optional endorsements.  The financial statements of the Separate Account and Jackson of NY can be found in the Statement of Additional Information.  The financial statements of the Separate Account include information about all the contracts offered through the Separate Account.  The financial statements of Jackson of NY that are included should be considered only as bearing upon the company's ability to meet its contractual obligations under the Contracts.  Jackson of NY's financial statements do not bear on the future investment experience of the assets held in the Separate Account.  For your copy of the Statement of Additional Information, please contact us at the Annuity Service Center.  Our contact information is on the cover page of this prospectus.

THE ANNUITY CONTRACT

Your Contract is a contract between you, the Owner, and us.  Your Contract is intended to help facilitate your retirement savings on a tax-deferred basis, or other long-term investment purposes, and provides for a death benefit.  Purchases under tax-qualified plans should be made for other than tax deferral reasons.  Tax-qualified plans provide tax deferral that does not rely on the purchase of an annuity contract.  We will not issue a Contract to someone older than age 90.  Optional benefits may have different requirements, as noted.

You may allocate your Contract Value to

●	our Fixed Account, as may be made available by us, or as may be otherwise limited by us, or to
●	Investment Divisions of the Separate Account that invest in underlying Funds.

Your Contract, like all deferred annuity contracts, has two phases:

●	the accumulation phase, when you make premium payments to us, and
●	the income phase, when we make income payments to you.

As the Owner, you can exercise all the rights under your Contract.  You can assign your Contract at any time during your lifetime, but we will not be bound until we receive written notice of the assignment (there is an assignment form).  We reserve the right to refuse an assignment, and an assignment may be a taxable event.  Your ability to change ownership is limited on Contracts with one of the For Life GMWBs.  Please contact the Annuity Service Center for help and more information.

The Contract is a flexible premium fixed and variable deferred annuity and may be issued as either an individual or a group contract.  This prospectus provides a description of the material rights and obligations under the Contract.  Your Contract and any endorsements are the formal contractual agreement between you and the Company.

JACKSON OF NY

We are a stock life insurance company organized under the laws of the state of New York in July 1995.  Our legal domicile and principal business address is 2900 Westchester Avenue, Purchase, New York 10577.  We are admitted to conduct life insurance and annuity business in the states of Delaware, New York and Michigan.  We are ultimately a wholly owned subsidiary of Prudential plc (London, England).

We issue and administer the Contracts and the Separate Account.  We maintain records of the name, address, taxpayer identification number and other pertinent information for each Owner, the number and type of Contracts issued to each Owner and records with respect to the value of each Contract.

Jackson of NY is working to provide documentation electronically.  When this program is available, Jackson of NY will, as permitted, forward documentation electronically.  Please contact us at our Annuity Service Center for more information.

THE FIXED ACCOUNT

Contract Value that you allocate to a Fixed Account option will be placed with other assets in our General Account.  Unlike the Separate Account, the General Account is not segregated or insulated from the claims of the insurance company's creditors.  Investors are looking to the financial strength of the insurance company for its obligations under the Contract, including, for example, guaranteed minimum death benefits and guaranteed minimum withdrawal benefits.  The Fixed Account is not registered with the SEC, and the SEC does not review the information we provide to you about it.  Disclosures regarding the Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.  For more information, please see the application, check with the registered representative helping you to purchase the Contract, or contact us at our Annuity Service Center.

Each Fixed Account option offers a base interest rate that we established and will credit to your Contract Value in the Fixed Account for a specified period (currently, one, three, five or seven years), so long as the Contract Value is not withdrawn, transferred, or annuitized until the end of the specified period.  Currently, the Fixed Account minimum interest rate is 2% per annum, which is credited daily.  For Contracts issued before April 6, 2009, the guaranteed minimum interest rates are as follows:  3% for Contracts issued from January 1, 2006 through April 5, 2009, 2.25% for Contracts issued from May 2, 2005 through December 31, 2005, 1.50% for Contracts issued from September 22, 2003 through May 1, 2005, and 3% for Contracts issued before September 22, 2003, per annum, which is credited daily.  Subject to these minimum requirements, we may declare different base interest rates at different times.

An Interest Rate Adjustment may apply to amounts withdrawn, transferred or annuitized from a Fixed Account Option prior to the end of the specified period.  The Interest Rate Adjustment reflects changes in the level of interest rates since the beginning of the Fixed Account Option period.   The Interest Rate Adjustment is based on the relationship of the current new business interest rate to the guaranteed base interest rate being credited to the Fixed Account Option.  The current new business interest rate used for this comparison is the base interest rate available on a new Fixed Account Option with a duration equal to the number of years remaining in the current Fixed Account Option period, increased by 0.25%.  Generally, the Interest Rate Adjustment will increase the Fixed Account Option Value when current new business rates are lower than the rate being credited and will decrease the Fixed Account Option Value when current new business rates are higher than the rate being credited.

There will be no Interest Rate Adjustment when the current new business interest rate (after adjustment for the 0.25% bias) is greater than the guaranteed base interest rate by less than 0.25%.  This restriction avoids decreases in the Fixed Account Option Value in situations where the general level of interest rates has declined but the bias results in a current new business interest rate that is higher than the guaranteed base interest rate.

Also, there is no Interest Rate Adjustment on: the one-year Fixed Account option; death benefit proceed payments; payments pursuant to a life contingent income option or an income option resulting in payments spread over at least five years; amounts withdrawn for Contract charges; and free withdrawals.  In no event will the Interest Rate Adjustment reduce the credited interest below the guaranteed minimum interest rate applicable to your Contract, which cannot be less than the guaranteed minimum interest rate required under state insurance laws.

Whenever a specified period ends, you will have 30 days to transfer or withdraw the Contract Value in the Fixed Account option, and there will not be an Interest Rate Adjustment.  If you do nothing, then after 30 days, the Contract Value that remains in that Fixed Account option will be subject to another specified period of the same duration, subject to availability, and provided that that specified period will not extend beyond the Income Date.  Otherwise, we will allocate the Contract Value based on your Investment Division allocation instructions.  For Contracts purchased on or after September 22, 2003, if any Contract Enhancement is selected, allocations to the three-, five- and seven-year Fixed Account are prohibited until the end of the applicable recapture charge period.  Your Contract contains a more complete description of the Fixed Account options, as supplemented by our administrative requirements relating to transfers.

The DCA+ Fixed Account Option, if available, offers a fixed interest rate that we guarantee for a period of up to one year in connection with dollar-cost-averaging transfers to one or more of the Investment Divisions or systematic transfers to other Fixed Account Options.  From time to time, we will offer special interest rates on the DCA+ Fixed Account Option.  The DCA+ Fixed Account Option is only available for new premiums.  DCA+ is not available to Contracts issued before July 14, 2008.

THE SEPARATE ACCOUNT

We established the Separate Account on September 12, 1997, pursuant to the provisions of New York law.  The Separate Account is a separate account under state insurance law and a unit investment trust under federal securities law and is registered as an investment company with the SEC.

The assets of the Separate Account legally belong to us and the obligations under the Contracts are our obligations.  However, we are not allowed to use the Contract assets in the Separate Account to pay our liabilities arising out of any other business we may conduct.  All of the income, gains and losses resulting from these assets (whether or not realized) are credited to or charged against the Contracts and not against any other Contracts we may issue.

The Separate Account is divided into Investment Divisions.  We do not guarantee the investment performance of the Separate Account or any of its Investment Divisions.

INVESTMENT DIVISIONS

You may allocate your Contract Value to no more than 18 Investment Divisions and the Fixed Account at any one time.  Each Investment Division purchases the shares of one underlying Fund (mutual fund portfolio) that has its own investment objective.  The Investment Divisions are designed to offer the potential for a higher return than the Fixed Account.  However, this is not guaranteed.  It is possible for you to lose your Contract Value allocated to any of the Investment Divisions.  If you allocate Contract Values to the Investment Divisions, the amounts you are able to accumulate in your Contract during the accumulation phase depend upon the performance of the Investment Divisions you select.  The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.

The following Funds in which the Investment Divisions invest are each known as a Fund of Funds.  Funds offered in a Fund of Funds structure may have higher expenses than direct investments in the underlying Funds.  You should read the prospectus for the JNL Series Trust for more information.

JNL Institutional Alt 20
JNL Institutional Alt 35
JNL Institutional Alt 50
JNL Institutional Alt 65
JNL/Franklin Templeton Founding Strategy
JNL/Mellon Capital Management 10 x 10
JNL/Mellon Capital Management Index 5
JNL/S&P 4
JNL/S&P Managed Conservative
JNL/S&P Managed Moderate
JNL/S&P Managed Moderate Growth
JNL/S&P Managed Growth
JNL/S&P Managed Aggressive Growth
JNL/S&P Disciplined Moderate
JNL/S&P Disciplined Moderate Growth
JNL/S&P Disciplined Growth

The names of the Funds that are available, along with the names of the advisers and sub-advisers and a brief statement of each investment objective, are below:

JNL Series Trust
JNL/American Funds® Blue Chip Income and Growth Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks both income and capital appreciation through exclusive investment in the Class 1 shares of the Blue Chip Income and Growth Fund (“Master Blue Chip Income and Growth Fund” or “Master Fund”), a series of the American Funds Insurance Series. The Master Fund invests primarily in dividend-paying common stocks of larger, more established companies based in the United States with market capitalizations of $4 billion and above. The Master Fund also will ordinarily invest at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade. The Master Fund may invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States.

JNL/American Funds Global Bond Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks a high level of total return through exclusive investment in the Class 1 shares of the Global Bond Fund (“Master Global Bond Fund” or “Master Fund”), a series of the American Funds Insurance Series. The Master Fund is designed for investors seeking returns through a portfolio of debt securities issued by companies based around the world. The Master Fund seeks to provide, over the long term, with as high a level of total return as is consistent with prudent management, by investing at least 80% of its assets in investment-grade bonds issued by companies based around the world and denominated in various currencies, including U.S. dollars. The Master Fund may also invest in lower quality, higher yielding debt securities.  Such securities are sometimes referred to as “junk bonds.” The total return of the Master Fund will be the result of interest income, changes in the market value of the Master Fund’s investments and changes in the value of other currencies relative to the U.S. dollar.

JNL/American Funds Global Small Capitalization Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks growth of capital over time through exclusive investment in the Class 1 shares of the Global Small Capitalization Fund (“Master Global Small Capitalization Fund” or “Master Fund”), a series of the American Funds Insurance Series. The Master Global Small Capitalization Fund invests at least 80% of its net assets in stocks of smaller companies located around the world. The Master Global Small Capitalization Fund is designed for investors seeking capital appreciation through stocks. Investors in the Master Global Capitalization Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

JNL/American Funds Growth-Income Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks capital appreciation and income through exclusive investment in the Class 1 shares of the Growth-Income Fund (“Master Growth-Income Fund” or “Master Fund”), a series of the American Funds Insurance Series. The Master Growth-Income Fund seeks to make the investment grow and provide income over time by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. Normally, the Master Growth-Income Fund invests up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States and not included in Standard & Poor’s 500 Composite Index.

JNL/American Funds International Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks capital appreciation through exclusive investment in the Class 1 shares of the International Fund (“Master International Fund” or “Master Fund”), a series of the American Funds Insurance Series. The Master International Fund seeks to make the investment grow over time by investing primarily in common stocks of companies located outside the United States. The Master Fund is designed for investors seeking capital appreciation through stocks. Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

JNL/American Funds New World Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks capital appreciation through exclusive investment in the Class 1 shares of the New World Fund (“Master New World Fund” or “Master Fund”), a series of the American Funds Insurance Series. The Master Fund is designed for investors seeking capital appreciation.  Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value. Under normal market conditions, the Master Fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

JNL Institutional Alt 20 Fund
Jackson National Asset Management, LLC

Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust and the JNL Variable Fund LLC.  Under normal circumstances, the Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes (approximately 80%), and non-traditional asset classes (approximately 20%).

JNL Institutional Alt 35 Fund
Jackson National Asset Management, LLC

Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust and the JNL Variable Fund LLC. Under normal circumstances, the Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes (approximately 65%), and non-traditional asset classes (approximately 35%).

JNL Institutional Alt 50 Fund
Jackson National Asset Management, LLC

Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust and the JNL Variable Fund LLC.  Under normal circumstances, the Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes (approximately 50%), and non-traditional asset classes (approximately 50%).

JNL Institutional Alt 65 Fund
Jackson National Asset Management, LLC

Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust and the JNL Variable Fund LLC.  Under normal circumstance, the Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes (approximately 35%), and non-traditional asset classes (approximately 65%).

JNL/AIM Global Real Estate Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc. (f/k/a Invesco Aim Capital Management, Inc.) and sub-sub-adviser: Invesco Asset Management Ltd.)

Seeks high total return by investing, normally, at least 80% of its assets in the equity and debt securities of real estate and real estate-related companies located in at least three different countries, including the United States.

JNL/AIM International Growth Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc. (f/k/a Invesco Aim Capital Management, Inc.))

Seeks long-term growth of capital by investing in a diversified portfolio of reasonably priced, quality international equity securities of companies located in at least four countries outside of the U.S., emphasizing investment in companies in the developed markets of Western Europe and the Pacific Basin.

JNL/AIM Large Cap Growth Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc. (f/k/a Invesco Aim Capital Management, Inc.))

Seeks long-term growth of capital by investing, normally, at least 80% of its assets in securities of large-capitalization companies.

JNL/AIM Small Cap Growth Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc. (f/k/a Invesco Aim Capital Management, Inc.)

Seeks long-term growth of capital by investing, normally, at least 80% of its assets in equity securities of small-capitalization companies.

JNL/Capital Guardian Global Balanced Fund
Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

Seeks income and capital growth, consistent with reasonable risk through investments in stocks and fixed-income securities of U.S. and non-U.S. issuers.  The Fund’s neutral position is a 65%/35% blend of equities and fixed-income, but may allocate 55% to 75% of the Fund’s assets to equities and 25% to 45% of the Fund’s assets to fixed-income.

JNL/Capital Guardian Global Diversified Research Fund
Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

Seeks long-term growth of capital and income by investing at least 80% of its assets in a portfolio consisting of equity securities of U.S. and non-U.S. issuers. The Fund normally will invest in common stocks, preferred shares and convertible securities of companies with market capitalization greater than $1 billion at the time of purchase.

JNL/Capital Guardian U.S. Growth Equity Fund
Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

Seeks long-term growth of capital and income by investing at least 80% of its assets in a portfolio consisting primarily of equity securities of U.S. issuers and securities whose principal markets are in the U.S. (including American Depository Receipts and other U.S. registered foreign securities that are tied economically to the U.S.). The Fund normally will invest in common stocks and convertible securities of companies with market capitalization greater than $1.5 billion at the time of purchase.

JNL/Credit Suisse Commodity Securities Fund
Jackson National Asset Management, LLC (and Credit Suisse Asset Management, LLC)

Seeks long-term capital growth by investing in equity securities and commodity-linked derivative instruments that provide exposure to the natural resources sector, as well as fixed income securities.  The Fund will invest in companies active in the extraction, production, processing and trading of the following products, including, but not limited to: chemicals; building materials; metal and other raw materials; timber and paper products; agriculture products; containers and packaging, as well as, companies in the energy resources sector.

Under normal market conditions, the Fund will be comprised of two portfolios and will invest approximately 50% in each portfolio.  One portfolio will focus on companies active in the extraction, production, and processing of commodities and raw materials; the “Natural Resources Portfolio.”  The other portfolio will focus on investments in commodity instruments; the “Commodities Portfolio.”

JNL/Credit Suisse Long/Short Fund
Jackson National Asset Management, LLC (and Credit Suisse Asset Management, LLC)

Seeks total return by employing a proprietary, quantitative multi-factor model to select an equity portfolio with long-run average total returns greater than the benchmark Standard & Poor’s (“S&P”) 500 Index and with investment risk similar to the S&P 500 Index. This quantitative equity management strategy allows the portfolio to simultaneously invest in stocks and to underweight unattractive stocks beyond benchmark weights, resulting in short positions on certain stocks.

JNL/Eagle Core Equity Fund
Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

Seeks long-term growth through capital appreciation and, secondarily, current income by investing under normal circumstances at least 80% of its net assets in equity securities consisting primarily of common stocks of large U.S. companies.

JNL/Eagle SmallCap Equity Fund
Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

Seeks long-term capital appreciation by investing under normal circumstances at least 80% of its assets in equity securities of U.S. companies with market capitalizations in the range of $100 million to $3 billion.

JNL/Franklin Templeton Founding Strategy Fund
Jackson National Asset Management, LLC

Seeks capital appreciation by making allocations (approximately 33 1/3%) of its assets and cash flows among three Underlying Funds: 1) JNL/Franklin Templeton Income Fund; 2) JNL/Franklin Templeton Global Growth Fund; and 3) JNL/Franklin Templeton Mutual Shares Fund.  These Underlying Funds, in turn invest primarily in U.S. and foreign equity securities, and, to a lesser extent, fixed-income and money market securities.

JNL/Franklin Templeton Global Growth Fund
Jackson National Asset Management, LLC (and Templeton Global Advisors Limited)

Seeks long-term capital growth by investing primarily in the equity securities of companies located anywhere in the world, including emerging markets (under normal market conditions).

JNL/Franklin Templeton Income Fund
Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)

Seeks to maximize income while maintaining prospects for capital appreciation by investing in a diversified portfolio of debt and equity securities (under normal market conditions).

JNL/Franklin Templeton International Small Cap Growth Fund
Jackson National Asset Management, LLC (and Franklin Templeton Institutional, LLC)

Seeks long-term capital appreciation by investing at least 80% of its assets in a diversified portfolio of marketable equity and equity-related securities of smaller international companies with a market capitalization of less than $5 billion (under normal market conditions). The Fund may invest in emerging market countries.

JNL/Franklin Templeton Mutual Shares Fund
Jackson National Asset Management, LLC (and Franklin Mutual Advisers, LLC)

Seeks capital appreciation, which may occasionally be short-term, and secondarily, income by investing mainly in equity securities (including securities convertible into, or that the sub-adviser expects to be exchanged for, common or preferred stock) of companies of any nation that the sub-adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).  The Fund currently invests the equity portion of its portfolio primarily to predominately in companies with market capitalizations greater than $5 billion, with a portion in smaller companies.

JNL/Franklin Templeton Small Cap Value Fund
Jackson National Asset Management, LLC (and Franklin Advisory Services, LLC)

Seeks long-term total return by investing, normally, at least 80% of its assets in investments of small-capitalization companies.

JNL/Goldman Sachs Core Plus Bond Fund
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and sub-sub-adviser: Goldman Sachs Asset Management International)

Seeks a high level of current income, with capital appreciation as a secondary objective, by investing, under normal circumstances, at least 80% of its assets in a globally diverse portfolio of bonds and other fixed-income securities and related investments.

JNL/Goldman Sachs Emerging Markets Debt Fund
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and sub-sub-adviser: Goldman Sachs Asset Management International)

Seeks a high level of total return consisting of income and capital appreciation, by investing, under normal circumstances,  at least 80% of its assets in sovereign and corporate debt of issuers located in emerging countries denominated in the local currency of such emerging countries, sovereign and corporate debt of issuers located in emerging countries denominated in U.S. dollars, and/or in currencies of such emerging countries, which may be represented by forwards or other derivatives that may have interest rate exposure.

JNL/Goldman Sachs Mid Cap Value Fund
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

Seeks long-term capital appreciation by investing, under normal circumstances,  at least 80% of its assets in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations within the range of market capitalization of companies constituting the Russell Midcap® Value Index at the time of the investment.

JNL/Ivy Asset Strategy Fund
Jackson National Asset Management, LLC (and Ivy Investment Management Company)

Seeks high total return over the long term by allocating its assets among primarily stocks, bonds, commodities, and short-term instruments of issuers located around the world.

JNL/JPMorgan International Value Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)

Seeks high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets by investing, under normal circumstances,  at least 80% of its assets in a diversified portfolio consisting primarily of value common stocks of non-U.S. companies; the Fund seeks to invest mainly in, but is not limited to, securities included in the MSCI EAFE Value Index.

JNL/JPMorgan MidCap Growth Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)

Seeks capital growth over the long-term by investing, under normal market circumstances, at least 80% of its assets in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell Midcap Growth Index stocks at the time of purchase.

JNL/JPMorgan U.S. Government & Quality Bond Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)

Seeks to obtain a high level of current income by investing, under normal circumstances, at least 80% of its assets in US Treasury securities, obligations issued by agencies or instrumentalities of the U.S. government (which may not be backed by the U.S. government) and mortgage-backed securities, that are supported either by the full faith and credit of the U.S. government or their own credit, collateralized mortgage obligations issued by private issuers, repurchase agreements and derivatives related to the principal investments.

JNL/Lazard Emerging Markets Fund
Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries and that the sub-adviser believes are undervalued based on their earnings, cash flow or asset values.

JNL/Lazard Mid Cap Equity Fund
Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

Seeks long-term capital appreciation by investing at least 80% of its assets in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented in the Russell Mid Cap Index and that the sub-adviser believes are undervalued.

JNL/M&G Global Basics Fund
Jackson National Asset Management, LLC (and M&G Investment Management Limited)

Seeks to maximize long-term capital growth by investing in companies operating in basic industries (“primary” and “secondary” industries), and also in companies that service these industries.  The Fund focuses on the “building blocks of the global economy.”  The Fund invests in companies that produce raw materials or turn them into products for consumers.  Such companies can be found either in primary industries (raw materials) or in secondary industries (products and services, such as manufacturing, food production, construction, and energy).  The Fund may also invest in other global equities.

JNL/M&G Global Leaders Fund
Jackson National Asset Management, LLC (and M&G Investment Management Limited)

Seeks to maximize long-term total return (the combination of income and growth of capital) by investing in stocks selected from the full spectrum of leading companies world-wide (leading companies is defined as those companies that are at the forefront of creating value for shareholders) either directly or as a result of a rise in its stock or bond price or dividends, or stock splits, or indirectly by its participation in activities or markets providing for future enhanced profitability.  The Fund aims to achieve consistent returns in the global equity funds sector.

JNL/Mellon Capital Management 10 x 10 Fund
Jackson National Asset Management, LLC

Seeks to achieve its objective by investing in Class A Shares of the following Underlying Funds:

➢	50% in the JNL/Mellon Capital Management JNL 5 Fund;
➢	10% in the JNL/Mellon Capital Management S&P 500 Index Fund;
➢	10% in the JNL/Mellon Capital Management S&P 400 MidCap Index Fund;
➢	10% in the JNL/Mellon Capital Management Small Cap Index Fund;
➢	10% in the JNL/Mellon Capital Management International Index Fund; and
➢	10% in the JNL/Mellon Capital Management Bond Index Fund.

JNL/Mellon Capital Management Index 5 Fund
Jackson National Asset Management, LLC

Seeks to achieve its objective by investing in Class A Shares of the following Underlying Funds:

➢	20% in the JNL/Mellon Capital Management S&P 500 Index Fund;
➢	20% in the JNL/Mellon Capital Management S&P 400 MidCap Index Fund;
➢	20% in the JNL/Mellon Capital Management Small Cap Index Fund;
➢	20% in the JNL/Mellon Capital Management International Index Fund; and
➢	20% in the JNL/Mellon Capital Management Bond Index Fund.

JNL/Mellon Capital Management European 30 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to provide capital appreciation by investing at least 80% of its assets in the common stock of 30 companies selected from the MSCI Europe Index.

JNL/Mellon Capital Management Pacific Rim 30 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to provide capital appreciation by investing under normal circumstances at least 80% of its assets in the common stock of 30 companies selected from the MSCI Pacific Index.

JNL/Mellon Capital Management S&P 500 Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the S&P 500® Index.  The Fund seeks to invest under normal circumstances at least 80% of its assets in the stocks in the S&P 500 Index in proportion to their market capitalization weighting in the S&P 500 Index in order to provide long-term capital growth.

JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the S&P MidCap 400 Index.  The Fund invests in equity securities of medium capitalization-weighted domestic corporations; under normal circumstances the Fund invests at least 80% of its assets in the stocks in the S&P MidCap 400 Index in proportion to their market capitalization weighting in the S&P MidCap 400 Index in order to provide long-term capital growth.

JNL/Mellon Capital Management Small Cap Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the Russell 2000® Index.  The Fund invests in equity securities of small- to mid-size domestic companies; under normal circumstances the Fund invests at least 80% of its assets in a portfolio of securities, which seeks to match performance and characteristics of the Russell 2000 Index through replicating a majority of the Russell 2000 index and sampling from the remaining securities.

JNL/Mellon Capital Management International Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the Morgan Stanley Capital International (“MSCI”) Europe Australasia Far East Index (“EAFE”).  The Fund invests in international equity securities attempting to match the characteristics of each country within the index; under normal circumstances the Fund invests at least 80% of its assets in the stocks included in the MCSI EAFE Index or derivative securities economically related to the MSCI EAFE Index.

JNL/Mellon Capital Management Bond Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the Barclays Capital U.S. Aggregate Bond Index by investing under normal circumstances at least 80% of its assets in fixed-income securities.  The Fund seeks to provide a moderate rate of income by investing in domestic fixed-income investments.

JNL/Mellon Capital Management Global Alpha Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Company)

Seeks total return by investing in instruments that provide investment exposure to global equity, bond and currency markets, and in fixed-income securities.  The Fund ordinarily invests in at least three countries, focusing on the major developed capital markets of the world, such as the United States, Canada, Japan, Australia, and Western Europe.

JNL/Oppenheimer Global Growth Fund
Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)

Seeks capital appreciation by investing primarily in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.

JNL/PAM Asia ex-Japan Fund
Jackson National Asset Management, LLC (and Prudential Asset Management (Singapore) Limited)

Seeks long-term total return and further seeks to achieve long-term capital growth by investing under normal circumstances at least 80% of its assets in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of companies, which are listed, incorporated, or have their area of primary activity in the Asia ex-Japan region.

JNL/PAM China-India Fund
Jackson National Asset Management, LLC (and Prudential Asset Management (Singapore) Limited)

Seeks long-term total return by investing normally, 80% of its assets in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of corporations, which are incorporated in, or listed in, or have their area of primary activity in the People’s Republic of China and India.

JNL/PIMCO Real Return Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)

Seeks maximum real return, consistent with preservation of real capital and prudent investment management by investing under normal circumstances at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

JNL/PIMCO Total Return Bond Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)

Seeks to realize maximum total return, consistent with the preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed-income income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

JNL/PPM America High Yield Bond Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)

Seeks to maximize current income, with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in high-yield, high-risk debt securities, commonly referred to as “junk bonds” and related investments. The Fund may also invest in derivative instruments that have economic characteristics similar to the fixed income instruments, and in derivative instruments (such as options, futures contracts or swap agreements, including credit default swaps), and the Fund may also invest in securities of foreign issuers.

JNL/PPM America Mid Cap Value Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)

Seeks long-term growth of capital by investing, primarily, at least 80% of its assets in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies, constituting the Russell Midcap Index at the time of the initial purchase. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.

JNL/PPM America Small Cap Value Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)

Seeks long-term growth of capital by investing, primarily, at least 80% of its assets in a diversified portfolio of equity securities of U.S. companies within the range of securities of the S&P SmallCap 600 Index under normal market conditions at the time of initial purchase.  The range will vary with market conditions over time.  If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.

JNL/PPM America Value Equity Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)

Seeks long-term growth of capital by investing primarily in a diversified portfolio of equity securities of domestic companies with market capitalizations within the range of companies constituting the S&P 500 Index.  At least 80% of its assets will be invested, under normal circumstances, in equity securities.

JNL/Red Rocks Listed Private Equity Fund
Jackson National Asset Management, LLC (and Red Rocks Capital LLC)

Seeks maximum total return by investing at least 80% of its assets in (i) securities of U.S. and non-U.S. companies listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as its stated intention to have a majority of its assets invested in or exposed to private companies  (“Listed Private Equity Companies”), and (ii) derivatives that otherwise have the economic characteristics of Listed Private Equity Companies.

JNL/Select Balanced Fund
Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

Seeks reasonable income and long-term capital growth by investing primarily in a diversified portfolio of common stock and investment grade fixed-income securities.  The Fund may invest in any type or class of security. The anticipated mix of the Fund’s holdings is typically 60-70% of its assets in equities and 30-40% in fixed-income securities, including cash and cash equivalents.

JNL/Select Money Market Fund
Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

Seeks a high level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, U.S. dollar-denominated short-term money market instruments.

JNL/Select Value Fund
Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

Seeks long-term growth of capital by investing under normal circumstances at least 65% of its total assets in common stocks of domestic companies, focusing on companies with large market capitalizations (generally $3 billion).

JNL/T. Rowe Price Established Growth Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

Seeks long-term growth of capital and increasing dividend income by investing primarily in common stocks, concentrating its investments in well-established growth companies. The sub-adviser seeks investments in companies that have the ability to pay increasing dividends through strong cash flow.  While the Fund invests principally in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures and options.

JNL/T. Rowe Price Mid-Cap Growth Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

Seeks long-term growth of capital by investing at least 80% of its assets, under normal circumstances, in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies whose earnings the sub-adviser expects to grow at a faster rate than the average company.

JNL/T. Rowe Price Short-Term Bond Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

Seeks a high level of income consistent with minimal fluctuation in principal value and liquidity by investing in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and mortgage-backed securities.  The Fund may also invest in money market securities, bank obligations, collateralized mortgage obligations, and foreign securities. Normally, the Fund will invest at least 80% of its net assets in bonds.  The Fund’s average effective maturity will not exceed three years.  The Fund will only purchase securities that are rated within the four highest credit categories (e.g. AAA, AA, A, BBB, or equivalent) by at least one nationally recognized credit rating agency or, if unrated, deemed to be of comparable quality by the sub-adviser.

JNL/T. Rowe Price Value Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

Seeks long-term capital appreciation by investing, via a value approach investment selection process, at least 65% of total assets in common stocks believed to be undervalued.  Income is a secondary objective.

JNL/S&P Competitive Advantage Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500 that are, in the opinion of Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), profitable and predominantly higher-quality.

JNL/S&P Dividend Income & Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

Seeks primarily capital appreciation with a secondary focus on current income by investing approximately equal amounts in the common stock of the 30 companies included in the S&P 500 that have the highest indicated annual dividend yields (“Dividend Yield”) within their sector.  The three stocks with the highest Dividend Yield, are selected from each of 10 economic sectors in the S&P 500.

JNL/S&P Intrinsic Value Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500, excluding financial companies, that are, in the opinion of Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), companies with positive free cash flows and low external financing needs.

JNL/S&P Total Yield Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

Seeks capital appreciation by investing approximately equal amounts in the common stock of the 30 companies included in the S&P 500 that have the highest S&P Total Yield (a broad measure of cash returned to shareholders and bondholders).  Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) seeks companies that are significantly reducing their debt burden and/or increasing their equity distributions.

JNL/S&P 4 Fund
Jackson National Asset Management, LLC

Seeks capital appreciation by making initial allocations (25%) of its assets and cash flows to the following four Underlying Funds (Class A) on each Stock Selection Date:

➢	25% in JNL/S&P Competitive Advantage Fund;
➢	25% in JNL/S&P Dividend Income & Growth Fund;
➢	25% in JNL/S&P Intrinsic Value Fund; and
➢	25% in JNL/S&P Total Yield Fund.

JNL/S&P Managed Conservative Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 10% to 30% of its assets to Underlying Funds that invest primarily in equity securities, 50% to 80% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in money market securities.  The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL/S&P Managed Moderate Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 30% to 50% of its assets to Underlying Funds that invest primarily in equity securities, 35% to 65% to Underlying Funds that invest primarily in fixed-income securities and 0-25% to Underlying Funds that invest primarily in money market securities.  The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL/S&P Managed Moderate Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities.  The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL/S&P Managed Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0-15% to Underlying Funds that invest primarily in money market securities.  The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL/S&P Managed Aggressive Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates up to 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities.  The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL/S&P Disciplined Moderate Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth, and secondarily, current income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL/S&P Disciplined Moderate Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth and current income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0% to 15% of its assets to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL/S&P Disciplined Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL Variable Fund LLC
JNL/Mellon Capital Management Nasdaq® 25 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return by investing in the common stocks of companies that are expected to have a potential for capital appreciation. The Nasdaq 25 Strategy selects a portfolio of common stocks of 25 companies are selected from stocks included in the Nasdaq-100 Index®.

JNL/Mellon Capital Management Value Line® 30 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks capital appreciation by investing in 30 of the 100 common stocks that Value Line® gives a #1 ranking for TimelinessTM.  The 30 stocks are selected each year by the sub-adviser based on certain positive financial attributes.

JNL/Mellon Capital Management DowSM Dividend Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to provide the potential for an above-average total return by investing approximately equal amounts in the common stock of the 25 companies included in the Dow Jones Select Dividend IndexSM which have the best overall ranking on both the change in return on assets of the last year compared to the prior year and price-to-book on each Stock Selection Date.

JNL/Mellon Capital Management S&P® 24 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation by investing approximately equal amounts in the common stocks of 24 companies that have the potential for capital appreciation on each Stock Selection Date.

JNL/Mellon Capital Management S&P® SMid 60 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks capital appreciation by investing in the common stock of 30 companies included in the Standard & Poor's MidCap 400 Index and 30 companies in the Standard & Poor's SmallCap 600 Index.  The 60 companies are selected on each Stock Selection Date.  The Fund seeks to achieve its objective by identifying small and mid-capitalization companies with improving fundamental performance and sentiment.  The Fund focuses on small and mid-capitalization companies because the sub-adviser believes they are more likely to be in an earlier stage of their economic life cycle than mature large-cap companies.

JNL/Mellon Capital Management NYSE® International 25 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks capital appreciation by investing in foreign companies.  The 25 companies are selected on each Stock Selection Date by ranking the stocks on the NYSE International IndexSM based on two factors: price to book and price to cash flow. The sub-adviser then selects an equally-weighted portfolio of the 25 stocks with the highest overall ranking on the two factors.

JNL/Mellon Capital Management 25 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through a combination of capital appreciation and dividend income by investing the common stocks of 25 companies selected from a pre-screened subset of the stocks listed on the New York Stock Exchange (“NYSE”). The stocks are selected by selecting all of the dividend-paying stocks listed on the NYSE. Next, the 400 highest market capitalization stocks are selected which are then ranked by dividend yield and 75 of the highest dividend yielding stocks are selected. From the remaining 75 stocks, the 50 highest dividend yielding stocks are eliminated and the remaining 25 companies are selected only once annually on each Stock Selection Date.

JNL/Mellon Capital Management Select Small-Cap Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation by investing at least 80% of its assets in a portfolio of common stocks of 100 small capitalization companies selected from a pre-screened subset of the common stocks listed on the New York Stock Exchange or The Nasdaq Stock Market, on each Stock Selection Date.

JNL/Mellon Capital Management JNL 5 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing in the common stocks of companies that are identified by a model based on 5 different specialized strategies:

➢	20% in the DowSM 10 Strategy, a dividend yielding strategy;
➢	20% in the S&P® 10 Strategy, a blended valuation-momentum strategy;
➢	20% in the Global 15 Strategy, a dividend yielding strategy;
➢	20% in the 25 Strategy, a dividend yielding strategy; and
➢	20% in the Select Small-Cap Strategy, a small capitalization strategy.

JNL/Mellon Capital Management JNL Optimized 5 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks capital appreciation by investing in the common stocks of companies that are identified by a model based on five separate specialized strategies:

➢	25% in the Nasdaq® 25 Strategy;
➢	25% in the Value Line® 30 Strategy;
➢	24% in the European 20 Strategy;
➢	14% in the Global 15 Strategy; and
➢	12% in the 25 Strategy.

JNL/Mellon Capital Management VIP Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return by investing in the common stocks of companies that are identified by a model based on six separate specialized strategies. The Fund invests approximately 1/6 (approximately 17%) of its net assets in each of the following strategies:

➢	The DowSM Dividend Strategy;
➢	The European 20 Strategy;
➢	The Nasdaq® 25 Strategy;
➢	The S&P 24 Strategy;
➢	The Select Small-Cap Strategy; and
➢	The Value Line® 30 Strategy.

JNL/Mellon Capital Management Communications Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Telecommunications Index in proportion to their market capitalization weighting in the Dow Jones U.S. Telecommunications Index.

JNL/Mellon Capital Management Consumer Brands Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Consumer Services Index in proportion to their market capitalization weighting in the Dow Jones U.S. Consumer Services Index.

JNL/Mellon Capital Management Financial Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Financial Index in proportion to their market capitalization weighting in the Dow Jones U.S. Financials Index.

JNL/Mellon Capital Management Healthcare Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Health Care Index in proportion to their market capitalization weighting in the Dow Jones U.S. Health Care Index.

JNL/Mellon Capital Management Oil & Gas Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Oil & Gas Index in proportion to their market capitalization weighting in the Dow Jones U.S. Oil & Gas Index.

JNL/Mellon Capital Management Technology Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Technology Index in proportion to their market capitalization weighting in the Dow Jones U.S. Technology Index.

The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other mutual funds that the Fund's investment sub-advisers also manage.  Although the objectives and policies may be similar, the investment results of the Fund may be higher or lower than the results of those other mutual funds.  We cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment sub-advisers.  The Funds described are available only through variable annuity Contracts issued by Jackson of NY.  They are NOT offered or made available to the general public directly.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations.  IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base.  A Fund may not experience similar performance as its assets grow.

You should read the prospectuses for the JNL Series Trust and the JNL Variable Fund LLC carefully before investing.  Additional Funds and Investment Divisions may be available in the future.  The prospectuses for the JNL Series Trust and the JNL Variable Fund LLC are attached to this prospectus.  However, these prospectuses may also be obtained at no charge by calling 1-800-599-5651 (NY Annuity and Life Service Center) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), by writing P.O. Box 30313, Lansing, Michigan 48909-7813 or by visiting www.jackson.com.

Voting Privileges. To the extent required by law, we will obtain instructions from you and other Owners about how to vote our shares of a Fund when there is a vote of shareholders of a Fund.  We will vote all the shares we own in proportion to those instructions from Owners.  An effect of this proportional voting is that a relatively small number of Owners may determine the outcome of a vote.

Substitution.  We reserve the right to substitute a different Fund or a different mutual fund for the one in which any Investment Division is currently invested, or transfer money to the General Account.  We will not do this without any required approval of the SEC.  We will give you notice of any substitution.

CONTRACT CHARGES

There are charges associated with your Contract, the deduction of which will reduce the investment return of your Contract.  Charges are deducted proportionally from your Contract Value.  Some of these charges are for optional endorsements, as noted, so they are deducted from your Contract Value only if you elected to add that optional endorsement to your Contract.  These charges may be a lesser amount where required by state law or as described below, but will not be increased.  We expect to profit from certain charges assessed under the Contract.  These charges (and certain other expenses) are as follows:

Mortality and Expense Risk Charges. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for the Mortality and Expense Risk Charge.  On an annual basis, this charge equals 1.20% of the average daily net asset value of your allocations to the Investment Divisions.  For Contracts issued before May 3, 2004, the annual charge is 1.10% of the average daily net asset value of your allocations to the Investment Divisions.  For Contracts issued before September 22, 2003, the annual charge is 1.25% of the average daily net asset value of your allocations to the Investment Divisions.  This charge does not apply to the Fixed Account.

This charge compensates us for the risks we assume in connection with all the Contracts, not just your Contract.  Our mortality risks under the Contracts arise from our obligations:

•	to make income payments for the life of the Annuitant during the income phase;
•	to waive the withdrawal charge in the event of the Owner's death; and
•	to provide a basic death benefit prior to the Income Date.

Our expense risks under the Contracts include the risk that our actual cost of administering the Contracts and the Investment Divisions may exceed the amount that we receive from the administration charge and the annual contract maintenance charges.  Included among these expense risks are those that we assume in connection with waivers of withdrawal charges under the Extended Care Benefit.

If your Contract Value were ever to become insufficient to pay this charge, your Contract would terminate without value.

Annual Contract Maintenance Charge. During the accumulation phase, we deduct a $30 annual contract maintenance charge on each anniversary of the Issue Date.  We will also deduct the annual contract maintenance charge if you make a total withdrawal.  This charge is for administrative expenses.  The annual contract maintenance charge will be assessed on the Contract Anniversary or upon full withdrawal and is taken from the Investment Divisions and the Fixed Account options based on the proportion their respective value bears to the Contract Value.  We will not deduct this charge, if when the deduction is to be made, the value of your Contract is $50,000 or more.

Administration Charge. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for administration charges.  On an annual basis, these charges equal 0.15% of the average daily net asset value of your allocations to the Investment Divisions.  This charge does not apply to the Fixed Account.  This charge compensates us for our expenses incurred in administering the Contracts and the Separate Account.

For Contracts purchased on or after September 28, 2009, this charge is waived if the Contract Value on the later of the Issue Date or the most recent Contract Quarterly Anniversary is greater than or equal to $1 million.  If your Contract Value subsequently drops below $1 million on the most recent Contract Quarterly Anniversary, the Administration Charge will be reinstated.

For Contracts purchased before September 28, 2009, this charge is waived on initial premiums of $1 million or more but we reserve the right to reverse this waiver and reinstate the administration charge if withdrawals during the first Contract Year cause the Contract Value to fall below $1 million.

Transfer Charge. You must pay $25 for each transfer in excess of 15 in a Contract Year. This charge is deducted from the amount that is transferred prior to the allocation to a different Investment Division or the Fixed Account, as applicable.  We waive the transfer charge in connection with Dollar Cost Averaging, Earnings Sweep, Rebalancing transfers and any transfers we require.

Withdrawal Charge. At any time during the accumulation phase (if and to the extent that Contract Value is sufficient to pay any remaining withdrawal charges that remain after a withdrawal), you may withdraw the following with no withdrawal charge:

•
premiums that are no longer subject to a withdrawal charge (premiums in your annuity for at least seven (three for the Three-Year Withdrawal Charge Period option or five for the Five-Year Withdrawal Charge Period option) years without being withdrawn), plus

•	earnings (excess of your Contract Value allocated to the Investment Divisions and the Fixed Account over your remaining premium in these Options)
•	additional free withdrawals
○
during each Contract Year (the first withdrawal during a Contract Year for Contracts purchased before September 22, 2003), 10% of premiums that would otherwise incur a withdrawal charge, be subject to a Contract Enhancement recapture charge, or be reduced by an Interest Rate Adjustment, and that have not been previously withdrawn, minus earnings (required minimum distribution will reduce the 10% free withdrawal amount), or

○
if you have elected the 20% Additional Free Withdrawal endorsement, during each Contract Year, 20% of premiums that would otherwise incur a withdrawal charge, be subject to a Contract Enhancement recapture charge, or be reduced by an Interest Rate Adjustment, and that have not been previously withdrawn (this can be withdrawn at once or in segments throughout the Contract Year), minus earnings.

We will deduct a withdrawal charge on:

•	partial withdrawals in excess of the free withdrawal amount (the withdrawal charge is imposed only on the excess amount above the free withdrawal amount), or
•	withdrawals under a tax-qualified Contract that exceeds its required minimum distribution (the entire withdrawal will be subject to the withdrawal charge), or
•
withdrawals in excess of the free withdrawal amounts to meet the required minimum distribution of a tax-qualified Contract purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA), or to meet the required minimum distribution of a Roth IRA annuity (the withdrawal charge is imposed only on the excess amount above the free withdrawal amount), or

•	total withdrawals.

The amount of the withdrawal charge deducted varies (depending upon whether you have elected the Three-Year Withdrawal Charge Period option or the Five-Year Withdrawal Charge Period option and how many years prior to the withdrawal you made the premium payment(s) you are withdrawing) according to the following schedule:

Withdrawal Charge (as a percentage of premium payments):
Completed Years since Receipt of Premium	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+

Base Schedule	7%	6%	5%	4%	3%	2%	1%	0

Withdrawal Charge if Five-Year Period Applies	6.5%	5%	3%	2%	1%	0	0	0

Withdrawal Charge if Three-Year Period Applies*	6%	4.5%	2%	0	0	0	0	0

* PLEASE NOTE:  EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium.  If you make a full withdrawal, the withdrawal charge is based on premiums remaining in the Contract and no free withdrawal amount applies.  If you withdraw only part of the value of your Contract, we deduct the withdrawal charge from the remaining value in your Contract.  The withdrawal charge compensates us for costs associated with selling the Contracts.

Note: Withdrawals under a non-qualified Contract will be taxable on an “income first” basis.  This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full.  Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions).  In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

We do not assess the withdrawal charge on any payments paid out as:

•	income payments during your Contract's income phase (but the withdrawal charge is deducted on the Income Date if that date is within 13 months of the Issue Date);
•	death benefits;
•
withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code (but if the withdrawal requested exceeds the required minimum distribution; if the Contract was purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA); or is a Roth IRA annuity, then the entire withdrawal will be subject to the withdrawal charge); or

•	withdrawals of up to $250,000 from the Investment Divisions or from the Fixed Account if you need extended hospital or nursing home care as provided in your Contract.

We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce our sales expense.  Some examples are: the purchase of a Contract by a large group of individuals or an existing relationship between us and a prospective purchaser.  We may not deduct a withdrawal charge under a Contract issued to an officer, director, agent or employee of Jackson of NY or any of our affiliates.

Contract Enhancement Charge.  If you select one of the Contract Enhancements, then for a period of seven Contract Years (five for the 2% Contract Enhancement) a charge will be imposed based upon the average daily net asset value of your allocations to the Investment Divisions.  These charges will also be assessed against any amounts you have allocated to the Fixed Account by reducing credited rates by the applicable charge percentage, but not below the minimum guaranteed interest rate (assuming no withdrawals).  (For more information about the Fixed Account Options, please see “THE FIXED ACCOUNT” beginning on page 18.)  The amounts of these charges (or reductions in credited rates) depend upon which of the Contract Enhancements you select:

Contract Enhancement	2%	3%	4%

Charge (on an annual basis)	0.395%	0.42%	0.56%

For an example of how these charges will reduce rates credited to a Fixed Account Option, assume that you purchase your Contract, elect the 4% Contract Enhancement, and the Contract's Fixed Account minimum interest rate is 2%.  Assume also that, on the Contract's Issue Date, you allocated money to the three-year Fixed Account Option and that the rate credited to the Contract Value allocated to the three-year Fixed Account Option before the deduction of the Contract Enhancement charge is 3.50%.  Thus, the rate credited on an annual basis to the Contract Value in the three-year Fixed Account Option after the deduction of the Contract Enhancement charge would be 2.94% (3.50% - 0.56%).

Due to the Contract Enhancement charges listed above, it is possible that upon a complete withdrawal, you will receive less money back than if you had not elected the Contract Enhancement.

For Contracts with Issue Dates between September 22, 2003 and October 3, 2004, the 4% Contract Enhancement was not available.  For Contracts with Issue Dates on and after September 22, 2003 and a Contract Enhancement, the three-, five-, or seven-year Fixed Account option is unavailable.

Contract Enhancement Recapture Charge. If you select a Contract Enhancement and then make a partial or total withdrawal from your Contract in the first seven Contract Years (five Contract Years for the 2% Contract Enhancement), you will pay a Contract Enhancement recapture charge that reimburses us for all or part of the Contract Enhancements that we credited to your Contract based on your premiums.  The recapture charge is applied to withdrawals when:

•	the Contract is returned during the free look period;
•	withdrawals are in excess of the free withdrawal amount (the recapture charge is imposed only on the excess amount above the free withdrawal amount);
•	withdrawals exceed the required minimum distribution of the Internal Revenue Code (the entire withdrawal will be assessed the applicable recapture charge);
•	and there is a total withdrawal.

The percentage amount of the recapture charge  depends upon (i) the corresponding declining amount of the Contract Enhancement based on the Contract Year when the premium payment being withdrawn was received and (ii) when the charge is imposed based on the Completed Years since the receipt of the related premium.  The percentage amounts of the recapture charges are as follows (please see the examples in Appendix B showing how these recapture charges are applied to withdrawals):

Contract Enhancement Recapture Charge (as a percentage of the corresponding premium payment withdrawn if an optional Contract Enhancement is selected)

2% Contract Enhancement

Contract Year Premium is Received

Completed Years Since Receipt of Premium	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
0-1	2%	2%	1.25%	1.25%	0.50%	0%	0%	0%
1-2	2%	1.25%	1.25%	0.50%	0%	0%	0%	0%
2-3	1.25%	1.25%	0.50%	0%	0%	0%	0%	0%
3-4	1.25%	0.50%	0%	0%	0%	0%	0%	0%
4-5	0.50%	0%	0%	0%	0%	0%	0%	0%
5-6	0%	0%	0%	0%	0%	0%	0%	0%
6-7	0%	0%	0%	0%	0%	0%	0%	0%
7+	0%	0%	0%	0%	0%	0%	0%	0%
3% Contract Enhancement

Contract Year Premium is Received

Completed Years Since Receipt of Premium	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
0-1	3%	3%	2%	2%	2%	1%	1%	0%
1-2	3%	2%	2%	2%	1%	1%	0%	0%
2-3	2%	2%	1.25%	1%	1%	0%	0%	0%
3-4	2%	2%	1%	1%	0%	0%	0%	0%
4-5	2%	1%	1%	0%	0%	0%	0%	0%
5-6	1%	1%	0%	0%	0%	0%	0%	0%
6-7	1%	0%	0%	0%	0%	0%	0%	0%
7+	0%	0%	0%	0%	0%	0%	0%	0%

4% Contract Enhancement

Contract Year Premium is Received

Completed Years Since Receipt of Premium	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
0-1	3%	3%	2.50%	2.50%	2.50%	1.25%	1.25%	0%
1-2	3%	2.50%	2.50%	2.50%	1.25%	1.25%	0%	0%
2-3	2.50%	2.50%	2%	1.25%	1.25%	0%	0%	0%
3-4	2.50%	2.50%	1.25%	1.25%	0%	0%	0%	0%
4-5	2.50%	1.25%	1.25%	0%	0%	0%	0%	0%
5-6	1.25%	1.25%	0%	0%	0%	0%	0%	0%
6-7	1.25%	0%	0%	0%	0%	0%	0%	0%
7+	0%	0%	0%	0%	0%	0%	0%	0%

For Contracts purchased before May 1, 2010

Contract Enhancement Recapture Charge (as a percentage of the corresponding first year premium payment withdrawn if an optional Contract Enhancement is selected*)

Completed Years Since Receipt of Premium

	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
Recapture Charge (2% Contract Enhancement)	2%	2%	1.25%	1.25%	0.5%	0	0	0
Recapture Charge (3% Contract Enhancement)	3%	3%	2%	2%	2%	1%	1%	0
Recapture Charge (4% Contract Enhancement)	3%	3%	2%	2%	2%	1%	1%	0

* For Contracts purchased before May 1, 2010, premium payments received after the first Contract Year are not eligible for a Contract Enhancement and, therefore, those premium payments are not subject to a recapture charge.

For Contracts with Issue Dates before September 23, 2003, the recapture charges for the 4% Contract Enhancement over the same completed years since receipt of a premium payment were:  4%, 4%, 2.5%, 2.5%; 2.5%; 1.25%; and 1.25%.

If you return your Contract during the free look period, the entire amount of any Contract Enhancement will be recaptured.

The recapture charge percentage will be applied to the corresponding premium reflected in the amount withdrawn.  (Please see the examples in Appendix B).  The amount recaptured will be taken from the Investment Divisions and the Fixed Account in the proportion their respective values bear to the Contract Value.  The dollar amount recaptured from the corresponding premium will never exceed the dollar amount of the Contract Enhancement added to the Contract with respect to that premium payment.

We expect to make a profit on the recapture charge, and examples in Appendix B may assist you in understanding how the recapture charge works.  However, we do not assess the recapture charge on any amounts paid out as:

•	death benefits;
•	income payments paid during the income phase;
•	withdrawals taken under your Contract's free withdrawal provisions;
•
withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code (but if the requested withdrawal exceeds the required minimum distribution, then the entire withdrawal will be assessed the applicable recapture charge); or

•	withdrawals of up to $250,000 from the Separate Account or from the Fixed Account if you need extended hospital or nursing home care as provided in your Contract.

Optional Death Benefit - Highest Anniversary Value Death Benefit Charge.  There is no additional charge for the Contract's basic death benefit.  However, if you select the Highest Anniversary Value Death Benefit, you will pay 0.25%, subject to a maximum of 0.40% on new issues, on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.  We stop deducting this charge on the date you annuitize.

Optional Death Benefit – LifeGuard Freedom DB Charge. PLEASE NOTE:  EFFECTIVE SEPTEMBER 28, 2009, THE LIFEGUARD FREEDOM DB ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.  There is no additional charge for the Contract's basic death benefit.  However, if you select the LifeGuard Freedom DB optional death benefit, which is only available in conjunction with the purchase of the LifeGuard Freedom GMWB, you will pay two separate charges for the combined benefit.  For LifeGuard Freedom DB, you will pay 0.05% of the GMWB Death Benefit each Contract Month (0.60% annually).  The charge for LifeGuard Freedom DB, which is based on a percentage of the GMWB Death Benefit, is separate from and in addition to the charge for the LifeGuard Freedom GMWB, which is based on a percentage of the Guaranteed Withdrawal Balance (GWB) and paid each Contract Month at the rate of 0.96% annually.  For more information about the GMWB Death Benefit, please see “LifeGuard Freedom DB” under “Optional Death Benefits”, beginning on page 215.  For more information about the charges for LifeGuard Freedom GMWB, please see page 44, and for benefit information, including the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 133.

We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division.  The monthly charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit.  While the charge is deducted from Contract Value, it is calculated based on the applicable percentage of the GMWB Death Benefit.  Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge.  We stop deducting this charge on the date you annuitize.

Optional Death Benefit – LifeGuard Freedom 6 DB Charge.  There is no additional charge for the Contract's basic death benefit.  However, if you select the LifeGuard Freedom 6 DB optional death benefit, which is only available in conjunction with the purchase of the LifeGuard Freedom 6 GMWB, you will pay two separate charges for the combined benefit.  For LifeGuard Freedom 6 DB, you will pay 0.05% of the GMWB Death Benefit each Contract Month (0.60% annually).  The charge for LifeGuard Freedom 6 DB, which is based on a percentage of the GMWB Death Benefit, is separate from and in addition to the charge for the LifeGuard Freedom 6 GMWB, which is based on a percentage of the Guaranteed Withdrawal Balance (GWB) and paid each Contract Month at the rate of 0.96% annually.  For more information about the GMWB Death Benefit, please see

“LifeGuard Freedom 6 DB” under “Optional Death Benefits”, beginning on page 217.  For more information about the charges for LifeGuard Freedom 6 GMWB, please see page 45, and for benefit information, including the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 154.

We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division.  The monthly charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit.  While the charge is deducted from Contract Value, it is calculated based on the applicable percentage of the GMWB Death Benefit.  Upon termination of the endorsement, the charge is prorated for the period since the last monthly charge.  We stop deducting this charge on the date you annuitize.

FutureGuard Guaranteed Minimum Income Benefit Charge.

PLEASE NOTE:  EFFECTIVE OCTOBER 6, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The charge for FutureGuard depends on the endorsement's availability and the frequency of deduction, as explained below.

For Contracts with this GMIB purchased on and after January 17, 2006 (subject to availability), you pay 0.05% of the GMIB Benefit Base each Contract Month (0.60% annually).

For Contracts with this GMIB purchased from May 3, 2004 through January 16, 2006 (subject to availability), you pay 0.15% of the GMIB Benefit Base each calendar quarter (0.60% annually).

For Contracts with this GMIB purchased from September 22, 2003 through May 2, 2004, (subject to availability), you pay 0.1125% of the GMIB Benefit Base each calendar quarter (0.45% annually).

For Contracts with this GMIB purchased before September 22, 2003 (subject to availability), you pay 0.075% of the GMIB Benefit Base each calendar quarter (0.30% annually).

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  The quarterly charge is waived with respect to the Fixed Account to the extent its deduction would result in a net interest rate of less than the Fixed Account minimum interest rate.  The monthly charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GMIB Benefit Base.  The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GMIB Benefit Base, please see “FutureGuard Guaranteed Minimum Income Benefit” beginning on page 209.  The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection, as applicable.  Similarly, the charge is prorated upon termination of the endorsement.  PLEASE NOTE: The charge for this GMIB will be deducted even if you never use the benefit.  Also, this GMIB only applies to certain optional income payments.

FutureGuard 6 Guaranteed Minimum Income Benefit Charge.

PLEASE NOTE:  EFFECTIVE APRIL 6, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The charge is 0.075% of the GMIB Benefit Base each Contract Month (0.90% annually).  We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division.  The monthly charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GMIB Benefit Base.  Upon termination of the endorsement, the charge is prorated for the period since the last monthly charge.  The actual deduction of the charge will be reflected in your quarterly statement.  For more information about the GMIB Benefit Base, please see “FutureGuard 6 Guaranteed Minimum Income Benefit” beginning on page 209.  PLEASE NOTE: The charge for this GMIB will be deducted even if you never use the benefit.  Also, this GMIB only applies to certain optional income payments.

7% Guaranteed Minimum Withdrawal Benefit (“SafeGuard 7 Plus”) Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on when the endorsement is added to the Contract.  For more information about the GWB, please see “7% Guaranteed Minimum Withdrawal Benefit” beginning on page 60.  The charge also depends on the endorsement's availability, the basis for deduction, and the frequency of deduction, as explained below.

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Contracts to which this GMWB is added on and after January 17, 2006 (subject to availability), the charge is:

Maximum Annual Charge	Current Annual Charge
Monthly	Monthly
0.75%	0.42% ÷ 12

You pay the applicable annual percentage of the GWB each Contract Month.  But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection.  Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).  (For information about conversion privileges under this GMWB, please see “Conversion” beginning on page 64.)

For Contracts to which this GMWB was added before January 17, 2006, the charge is:

Maximum Annual Charge	Current Annual Charge
0.70%	0.40%

You pay the percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

For Contracts to which this GMWB was added before October 4, 2004, the charge is:

Maximum Annual Charge	Current Annual Charge
0.70%	0.35% 0.55% upon step-up

You pay the percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions, which increases to 0.55% upon the first step-up.

We reserve the right to prospectively change the charge on new Contracts, or if you select the benefit after your Contract is issued, subject to the applicable maximum annual charge.  For Contracts to which this GMWB is added on and after January 17, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement. We stop deducting the charge on the earlier date that you annuitize the Contract or your Contract Value is zero.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “7% Guaranteed Minimum Withdrawal Benefit” beginning on page 60.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 60 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (“SafeGuard Max”) Charge. If you select the Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up on or after May 1, 2010, you pay the charge, currently 0.05% of the GWB each Contract Month (0.60% annually), subject to a maximum annual charge of 1.20%.  If you selected the Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up before May 1, 2010, you pay the charge, currently 0.0375% of the GWB each Contract Month (0.45% annually), subject to a maximum annual charge of 0.81%.  We will waive the charge at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  For more information about the GWB, please see “Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up” beginning on page 64.

We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, the charge is prorated for the period since the last monthly charge.

We reserve the right to prospectively change the charge: on new Contracts or upon election of a Step-Up – subject to the applicable maximum charge.

The actual deduction of the charge will be reflected in your quarterly statement.  We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “Guaranteed Minimum Withdrawal Benefit With 5-year Step-Up” beginning on page 64.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 60 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”) Charge.  If you select the 5% GMWB with annual step-up, you will pay 0.055% of the GWB each Contract Month (0.66% annually).  The actual deduction of the charge will be reflected in your quarterly statement.  For more information about the GWB, please see “5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 70.

We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the percentage of the GWB.  We will waive the charge at the end of a Contract Month, however, to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge. (For information about conversion privileges under this GMWB, please see “Conversion” beginning on page 73.)

The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date.  After the fifth Contract Anniversary if no withdrawals have been taken, you will pay 0.0375% of the GWB each Contract Month (0.45% annually).  After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.0175% of the GWB each Contract Month (0.21% annually).  We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) – subject to a maximum charge of 1.47% annually.  We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 70.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 60 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 6”) Charge. If you select the 6% GMWB With Annual Step-Up you will pay 0.0725% of the GWB each Contract Month (0.87% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  The actual deduction of the charge will be reflected in your quarterly statement.  For more information about the GWB, please see “6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 73.  We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.  (For information about conversion privileges under this GMWB, please see “Conversion” beginning on page 78.)

The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date.  If you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.05% of the GWB each Contract Month (0.60% annually).  After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.025% of the GWB each Contract Month (0.30% annually).  We reserve the right to prospectively change the charge on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) – subject to a maximum charge of 1.62% annually.  We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “6% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up” beginning on page 73.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 60 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% Guaranteed Minimum Withdrawal Benefit Without Step-Up (“MarketGuard 5”) Charge. If you select the 5% GMWB Without Step-Up, you will pay 0.0175% of the GWB each Contract Month (0.21% annually).  The actual deduction of the charge will be reflected in your quarterly statement.  For more information about the GWB, please see “5% Guaranteed Minimum Withdrawal Benefit Without Step-Up” beginning on page 79.

PLEASE NOTE:  EFFECTIVE OCTOBER 6, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We deduct the charge from your Contract Value pro rata basis over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the percentage of the GWB.  The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection.  We will waive the charge at the end of a Contract Month, however, to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).  (For information about conversion privileges under this GMWB, please see “Conversion” beginning on page 82.)

The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date.  After the fifth Contract Anniversary if no withdrawals have been taken, you will pay 0.0125% of the GWB each Contract Month.  After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.01% of the GWB each Contract Month.

We reserve the right to prospectively change the charge on new Contracts, or before you select this benefit if after your Contract is issued, subject to a maximum charge of 0.51% annually.  We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  Upon election of the GMWB, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “5% Guaranteed Minimum Withdrawal Benefit Without Step-Up” beginning on page 79.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 60 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector”) Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract.  The charge varies by age group (see table below).  For more information about the GWB, please see “5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 83.  With joint Owners, the charge is based on the older Owner's age.  For the Owner that is a legal entity, the charge is based on the Annuitant's age.  (With joint Annuitants, the charge is based on the older Annuitant's age.)

PLEASE NOTE:  EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum	Current
Ages45 – 49	0.87%÷12	0.42%÷12
50 – 54	0.87%÷12	0.42%÷12
55 – 59	1.20%÷12	0.66%÷12
60 – 64	1.32%÷12	0.75%÷12
65 – 69	1.47%÷12	0.90%÷12
70 – 74	0.87%÷12	0.51%÷12
75 – 80	0.60%÷12	0.36%÷12
Charge Basis	GWB
Charge Frequency	Monthly

You pay the applicable annual percentage of the GWB each month.  But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection.  Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).  (For information about conversion privileges under this GMWB, please see “Conversion” beginning on page 88.)

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 83.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 83.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 60 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Advantage”) Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract.  The charge varies by age group (see table below).  For more information about the GWB, please see “5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 96.  With joint Owners, the charge is based on the older Owner's age.  For the Owner that is a legal entity, the charge is based on the Annuitant's age.  (With joint Annuitants, the charge is based on the older Annuitant's age.)

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum	Current
Ages45 – 49	1.02%÷12	0.57%÷12
50 – 54	1.17%÷12	0.72%÷12
55 – 59	1.50%÷12	0.96%÷12
60 – 64	1.50%÷12	0.96%÷12
65 – 69	1.50%÷12	0.96%÷12
70 – 74	0.90%÷12	0.57%÷12
75 – 80	0.66%÷12	0.42%÷12
Charge Basis	GWB
Charge Frequency	Monthly

You pay the applicable annual percentage of the GWB each month.  But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.  (For information about conversion privileges under this GMWB, please see “Conversion” beginning on page 95.)

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 96.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 96.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 60 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.
5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up (“LifeGuard Protector Plus”) Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract.  The charge varies by age group (see table below).  For more information about the GWB, please see “5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up” beginning on page 96.  With joint Owners, the charge is based on the older Owner's age.  For the Owner that is a legal entity, the charge is based on the Annuitant's age.  (With joint Annuitants, the charge is based on the older Annuitant's age.)

PLEASE NOTE:  EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum	Current
Ages45 – 49	0.87%÷12	0.42%÷12
50 – 54	1.02%÷12	0.57%÷12
55 – 59	1.47%÷12	0.87%÷12
60 – 64	1.47%÷12	0.87%÷12
65 – 69	1.20%÷12	0.66%÷12
70 – 74	0.75%÷12	0.36%÷12
75 – 80	0.57%÷12	0.30%÷12
Charge Basis	GWB
Charge Frequency	Monthly

You pay the applicable annual percentage of the GWB each month.  But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection.  Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).  (For information about conversion privileges under this GMWB, please see “Conversion” beginning on page 102.)

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when you elect a step-up, again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five-Year Step-Up” beginning on page 96.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five-Year Step-Up” beginning on page 96.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 60 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector With Joint Option”) Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the youngest Covered Life's age when the endorsement is added to the Contract.  For more information about the GWB and for information on who is a Covered Life under this form of GMWB, please see “Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 102.  The charge varies by age group (see table below), and both Covered Lives must be within the eligible age range.

PLEASE NOTE:  EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum	Current
Ages45 – 49	1.02%÷12	0.57%÷12
50 – 54	1.02%÷12	0.57%÷12
55 – 59	1.35%÷12	0.81%÷12
60 – 64	1.47%÷12	0.90%÷12
65 – 69	1.62%÷12	1.05%÷12
70 – 74	1.02%÷12	0.66%÷12
75 – 80	0.75%÷12	0.51%÷12
Charge Basis	GWB
Charge Frequency	Monthly

You pay the applicable annual percentage of the GWB each month.  But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection.  Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).  (For information about conversion privileges under this GMWB, please see “Conversion” beginning on page 109.)

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 102.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 102.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 60 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up (“LifeGuard Protector Plus With Joint Option”) Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the youngest Covered Life's age when the endorsement is added to the Contract.  For more information about the GWB and for information on who is a Covered Life under this form of GMWB, please see “Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Annual Step-Up” beginning on page 110.  The charge varies by age group (see table below) and both Covered Lives must be within the eligible age range.

PLEASE NOTE:  EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum	Current
Ages45 – 49	1.11%÷12	0.66%÷12
50 – 54	1.26%÷12	0.81%÷12
55 – 59	1.71%÷12	1.11%÷12
60 – 64	1.71%÷12	1.11%÷12
65 – 69	1.47%÷12	0.90%÷12
70 – 74	1.02%÷12	0.60%÷12
75 – 80	0.81%÷12	0.57%÷12
Charge Basis	GWB
Charge Frequency	Monthly

You pay the applicable annual percentage of the GWB each month.  But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection.  Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).  (For information about conversion privileges under this GMWB, please see “Conversion” beginning on page 116.)

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when you elect a step-up, again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up” beginning on page 110.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up” beginning on page 110.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 60 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent”) Charge. If you select the For Life Guaranteed Minimum Withdrawal Benefit, you will pay 0.08% of the GWB each Contract Month (0.96% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  For more information about the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 117.

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.  (For information about conversion privileges under this GMWB, please see “Conversion” beginning on page 124.)

We reserve the right to prospectively change the charge on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) – subject to a maximum charge of 1.50% annually.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 117.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 117.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 60 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent With Joint Option”) Charge. If you select the Joint For Life Guaranteed Minimum Withdrawal Benefit, you will pay 0.0975% of the GWB each Contract Month (1.17% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  For more information about the GWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 125.

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.  (For information about conversion privileges under this GMWB, please see “Conversion” beginning on page 132.)

We reserve the right to prospectively change the charge on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) – subject to a maximum charge of 1.71% annually.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 125.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 125.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 60 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB”) Charge. If you select the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up, you will pay 0.08% of the GWB each Contract Month (0.96% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  For more information about the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up” beginning on page 133.  We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.

PLEASE NOTE:  EFFECTIVE SEPTEMBER 28, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the maximum charge of 1.50% annually. We may also change the charge when there is a Step-Up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract before January 12, 2009), again subject to the maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic Step-Up provision and the GMWB charge will not increase but remain at its then current level.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 133.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 133.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 60 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Note: The above section describes the charge for the LifeGuard Freedom GMWB only.  If you purchase the LifeGuard Freedom DB, additional charges apply for that benefit.  Please see “Optional Death Benefit - LifeGuard Freedom DB Charge” on page 35 for details.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB With Joint Option”) Charge.  If you select the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up, you will pay 0.105% of the GWB each Contract Month (1.26% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  For more information about the GWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up” beginning on page 143.  We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value.

While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.

PLEASE NOTE:  EFFECTIVE SEPTEMBER 28, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the maximum charge of 1.86% annually.  We may also change the charge when there is a Step-Up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract before January 12, 2009), again subject to the maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic Step-Up provision and the GMWB charge will not increase but remain at its then current level.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 143.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 143.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 60 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB”) Charge. If you select the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up, you will pay 0.08% of the GWB each Contract Month (0.96% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  For more information about the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 154.  We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the maximum annual charge of 1.50% annually.  We may also change the charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 160.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 154.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 60 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Note: The above section describes the charge for the LifeGuard Freedom 6 GMWB only.  If you purchase the LifeGuard Freedom 6 DB, additional charges apply for that benefit.  Please see “Optional Death Benefit - LifeGuard Freedom 6 DB Charge” under “Contract Charges”, beginning on page 35 for details.
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB With Joint Option”) Charge. If you select the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up, you will pay 0.105% of the GWB each Contract Month (1.26% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  For more information about the GWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 162.  We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the maximum annual charge of 1.86% annually.  We may also change the charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 169.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 162.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 60 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”) Charge.  If you select the For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount, you will pay 0.0875% of the GWB each Contract Month (1.05% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  For more information about the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 171.  We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.

We reserve the right to prospectively change the charge on new Contracts subject to the maximum annual charge of 2.10% annually.  We may also change the charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 171.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 171.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 60 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net With Joint Option”) Charge.  If you select the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount, you will pay 0.125% of the GWB each Contract Month (1.50% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  For more information about the GWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 182.  We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.

We reserve the right to prospectively change the charge on new Contracts subject to the maximum annual charge of 3.00% annually.  We may also change the charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 182.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 182.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 60 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% For Life Guaranteed Minimum Withdrawal Benefit (“LifeGuard 5”) Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract.  For more information about the GWB, please see “5% For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 194.  The charge varies by age group.  The charge also depends on the endorsement's availability, and the basis for and frequency of its deduction, as explained below.  With joint Owners, the charge is based on the older Owner's age.  For the Owner that is a legal entity, the charge is based on the Annuitant's age.  (With joint Annuitants, the charge is based on the older Annuitant's age.)

PLEASE NOTE:  EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The bonus is available only for Contracts to which this GMWB was added from January 17, 2006 through April 30, 2006.

For Contracts to which this GMWB was added before May 1, 2006 (subject to availability), the charge for each age group is:

Annual Charge	Maximum	Current
Ages60 – 64	1.32% ÷ 12	0.90% ÷ 12
65 – 69	0.87% ÷ 12	0.60% ÷ 12
70 – 74	0.60% ÷ 12	0.51% ÷ 12
75 – 80	0.51% ÷ 12	0.42% ÷ 12
Charge Basis	GWB
Charge Frequency	Monthly

You pay the applicable annual percentage of the GWB each Contract Month.  But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection.  Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).   (For information about conversion privileges under this GMWB, please see “Conversion” beginning on page 200.)

For Contracts to which this GMWB was added before January 17, 2006, the charge for each age group is:

Annual Charge	Maximum	Current
Ages60 – 64	1.30%	0.90%
65 – 69	0.85%	0.60%
70 – 74	0.60%	0.50%
75 – 80	0.50%	0.40%
Charge Basis	Investment Divisions
Charge Frequency	Daily

You pay the applicable percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.  The charge may be reduced on the next Contract Anniversary following a birthday that places the Owner (or older Owner, as applicable) in the next age group if no withdrawals are made.  But this charge reduction is not available upon the spouse's continuation of the Contract.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  For Contracts to which this endorsement was added from January 17, 2006 through April 30, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement, even if the For Life Guarantee would become invalid, through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “5% For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 194.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  Upon election of the GMWB, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “5% For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 194.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 60 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

4% For Life Guaranteed Minimum Withdrawal Benefit (“LifeGuard 4”) Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract.  For more information about the GWB, please see “4% For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 200.  The charge varies by age group.  The charge also depends on the endorsement's availability, and the basis for and frequency of its deduction, as explained below.  With joint Owners, the charge is based on the older Owner's age.  For the Owner that is a legal entity, the charge is based on the Annuitant's age.  (With joint Annuitants, the charge is based on the older Annuitant's age.)

PLEASE NOTE:  EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The bonus is available only for Contracts to which this GMWB was added from January 17, 2006 through April 30, 2006.

For Contracts to which this GMWB was added before May 1, 2006 (subject to availability), the charge for each age group is:

Annual Charge	Maximum	Current
Ages50 – 54	0.87% ÷ 12	0.66% ÷ 12
55 – 59	0.66% ÷ 12	0.51% ÷ 12
60 – 64	0.51% ÷ 12	0.36% ÷ 12
65 – 69	0.36% ÷ 12	0.27% ÷ 12
70 – 74	0.30% ÷ 12	0.21% ÷ 12
75 – 80	0.21% ÷ 12	0.15% ÷ 12
Charge Basis	GWB
Charge Frequency	Monthly

You pay the applicable annual percentage of the GWB each Contract Month.  But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection.  Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).  (For information about conversion privileges under this GMWB, please see “Conversion” beginning on page 206.)

For Contracts to which this GMWB was added before January 17, 2006, the charge for each age group is:

Annual Charge	Maximum	Current
Ages50 – 54	0.85%	0.65%
55 – 59	0.65%	0.50%
60 – 64	0.50%	0.35%
65 – 69	0.35%	0.25%
70 – 74	0.30%	0.20%
75 – 80	0.20%	0.15%
Charge Basis	Investment Divisions
Charge Frequency	Daily

You pay the applicable percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.  The charge may be reduced on the next Contract Anniversary following a birthday that places the Owner (or older Owner, as applicable) in the next age group if no withdrawals are made.  But this charge reduction is not available upon the spouse's continuation of the Contract.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  For Contracts to which this endorsement was added from January 17, 2006 through April 30, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement even if the For Life Guarantee would become invalid through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “4% For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 200.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  Upon election of the GMWB, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “4% For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 200.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 60 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Three-Year Withdrawal Charge Period. If you select the optional three-year withdrawal charge period feature, you will pay 0.45% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.  We stop deducting this charge on the date you annuitize.

PLEASE NOTE:  EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Five-Year Withdrawal Charge Period. If you select the optional five-year withdrawal charge period feature, you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.  We stop deducting this charge on the date you annuitize.

20% Additional Free Withdrawal Charge. If you select the optional feature that permits you to withdraw 20% of premium (still subject to a withdrawal charge minus earnings) during a Contract Year without a withdrawal charge, you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.  We stop deducting this charge on the date you annuitize.

Other Expenses. We pay the operating expenses of the Separate Account including those not covered by the mortality and expense and administrative charges.  There are deductions from and expenses paid out of the assets of the Fund.  These expenses are described in the attached prospectus for the JNL Series Trust and the JNL Variable Fund LLC.  For more information, please see the “Fund Operating Expenses” table beginning on page .

Premium Taxes. Your state charges premium taxes or other similar taxes.  We pay these taxes and may make a deduction from your Contract Values for them.  Currently, the deduction would be 2% of a premium payment, but we are not required to pay premium taxes.

Income Taxes. We reserve the right, when calculating unit values, to deduct a credit or charge with respect to any taxes we have paid or reserved for during the valuation period that we determine to be attributable to the operation of the Separate Account, or to a particular Investment Division.  No federal income taxes are applicable under present law, and we are not presently making any such deduction.

DISTRIBUTION OF CONTRACTS

Jackson National Life Distributors LLC (“JNLD”), located at 7601 Technology Way, Denver, Colorado 80237, serves as the distributor of the Contracts.  JNLD is a wholly owned subsidiary of Jackson National Life Insurance Company (“Jackson®”), Jackson of NY's parent.

Commissions are paid to broker-dealers who sell the Contracts.  While commissions may vary, they are not expected to exceed 8% of any premium payment.  Where lower commissions are paid up front, we may also pay trail commissions.  We may also pay commissions on the Income Date if the annuity option selected involves a life contingency or a payout over a period of ten or more years.

Under certain circumstances, JNLD out of its own resources may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions.  These payments and/or reimbursements to broker-dealers are in recognition of their marketing and distribution and/or administrative services support.  They may not be offered to all broker-dealers, and the terms of any particular agreement may vary among broker-dealers depending on, among other things, the level and type of marketing and distribution support provided assets under management and the volume and size of the sales of our insurance products.  They may provide us greater access to the registered representatives of the broker-dealers receiving such compensation or may otherwise influence the broker-dealer and/or registered representative to present the Contracts more favorably than other investment alternatives.  Such compensation is subject to applicable state insurance law and regulation and the NASD rules of conduct.  While such compensation may be significant, it will not cause any additional direct charge by us to you.

The two primary forms of such compensation paid by JNLD are overrides and marketing support payments.  Overrides are payments that are designed as consideration for product placement, assets under management and sales volume.  Overrides are generally based on a fixed percentage of product sales and currently range from 10 to 50 basis points (0.10% to 0.50%).  Marketing support payments may be in the form of cash and/or non-cash compensation and allow us to, among other things, participate in sales conferences and educational seminars.  Examples of such payments include, but are not limited to, reimbursements for representative training or “due diligence” meetings (including travel and lodging expenses), client prospecting seminars, and business development and educational enhancement items.  Payments or reimbursements for meetings and seminars are generally based on the anticipated level of participation and/or accessibility and the size of the audience.  Subject to NASD rules of conduct, we may also provide cash and/or non-cash compensation to registered representatives in the form of gifts, promotional items and occasional meals and entertainment.

Below is an alphabetical listing of the 20 broker-dealers that received the largest amounts of marketing and distribution and/or administrative support in 2009 from the Distributor in relation to the sale of our variable insurance products:

Centaurus Financial, Inc.
Commonwealth Financial Network
First Allied Securities, Inc.
Invest Financial Corp.
Investment Centers of America, Inc.
Lincoln Financial
LPL Financial Corporation
MML Investors Services Inc.
Morgan Keegan & Company
National Planning Corporation
NEXT Financial Group, Inc.
Prime Capital Services Inc.
Raymond James
Securities America, Inc.
Signator Investors, Inc.
SII Investments, Inc.
Transamerica Financial Advisors, Inc.
UBS Financial Services, Inc.
Wells Fargo Advisors LLC
Woodbury Financial Services, Inc.

Please see Appendix C for a complete list of broker-dealers that received amounts of marketing and distribution and/or administrative support in 2009 from the Distributor in relation to the sale of our variable insurance products.  While we endeavor to update this list on an annual basis, please note that interim changes or new arrangements may not be listed.

We may, under certain circumstances where permitted by applicable law, pay a bonus to a Contract purchaser to the extent the broker-dealer waives its commission.  You can learn about the amount of any available bonus by calling the toll-free number on the cover page of this prospectus.  Contract purchasers should inquire of the representative if such bonus is available to them and its compliance with applicable law.  If you elect the optional Three Year Withdrawal Charge Period endorsement, if available, a lower commission may be paid to the registered representative who sells you your Contract than if you elect to purchase the product without that endorsement.  We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract's mortality and expense risk charge and other charges.  Besides Jackson National Life Distributors LLC, we are affiliated with the following broker-dealers:

•	National Planning Corporation,
•	SII Investments, Inc.,
•	IFC Holdings, Inc. d/b/a Invest Financial Corporation,
•	Investment Centers of America, Inc., and
•	Curian Clearing LLC

The Distributor also has the following relationships with the sub-advisers and their affiliates.  The Distributor receives payments from certain sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate.  The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the sub-adviser's participation.  National Planning Corporation participates in the sales of shares of retail mutual funds advised by certain sub-advisers and other unaffiliated entities and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds.  The fees range between 0.30% and 0.45% depending on these factors.  In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the “Other Contracts”) issued by Jackson of NY and Jackson, its parent.  Raymond James Financial Services, a brokerage affiliate of the sub-adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities at the standard rates of compensation.  Unaffiliated broker-dealers are also compensated at the standard rates of compensation.  The compensation consists of commissions, trail commissions and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.

All of the compensation described here, and other compensation or benefits provided by Jackson of NY or our affiliates, may be greater or less than the total compensation on similar or other products.  The amount and/or structure of the compensation can possibly create a potential conflict of interest as it may influence your registered representative, broker-dealer or selling institution to present this Contract over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer.  You may ask your registered representative about any variations and how he or she and his or her broker-dealer are compensated for selling the Contract.

PURCHASES

Minimum Initial Premium:

•	$5,000 under most circumstances
•	$2,000 for a qualified plan Contract

Minimum Additional Premiums:

•	$500 for a qualified or non-qualified plan
•	$50 for an automatic payment plan
•	You can pay additional premiums at any time during the accumulation phase

These minimums apply to purchases, but do not preclude subsequent partial withdrawals that would reduce Contract Values below the minimum initial purchase amounts, as long as the amount left in the account is sufficient to pay the withdrawal charge.  We reserve the right to limit the number of Contracts that you may purchase.  We also reserve the right to refuse any premium payment.  There is a $100 minimum balance requirement for each Fixed Account and Investment Division.  A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal.  We reserve the right to restrict availability or impose restrictions on the Fixed Account options.

Maximum Premiums:

•	The maximum aggregate premiums you may make without our prior approval is $1 million.

The payment of subsequent premiums relative to market conditions at the time they are made may or may not contribute to the various benefits under your Contract, including the death benefit, any GMIB or any GMWB.

Please note that on and after May 16, 2009, we will no longer accept subsequent premium payments for contracts to which a GMIB endorsement is attached.  This subsequent premium limitation does not apply to contracts issued on or after October 4, 2004.

Allocations of Premium. You may allocate your premiums to one or more of the Fixed Account and Investment Divisions.  Each allocation must be a whole percentage between 0% and 100%.  The minimum amount you may allocate to the Fixed Account or an Investment Division is $100.  We will allocate any additional premiums you pay in the same way unless you instruct us otherwise.  These allocations will be subject to our minimum allocation rules described above.

Although more than 18 Investment Divisions and the Fixed Account are available under your Contract, you may not allocate your Contract Values among more than 18 at any one time.

We will issue your Contract and allocate your first premium within two business days (days when the New York Stock Exchange is open) after we receive your first premium and all information that we require for the purchase of a Contract.  If we do not receive all of the information that we require, we will contact you to get the necessary information.  If for some reason we are unable to complete this process within five business days, we will return your money.

Each business day ends when the New York Stock Exchange closes (usually 4:00 p.m. Eastern time).

Optional Contract Enhancements. You may elect one of our three optional Contract Enhancement endorsements.  The Contract Enhancement endorsements available are the 2% Contract Enhancement endorsement, 3% Contract Enhancement endorsement or 4% Contract Enhancement endorsement.  Contract Enhancement endorsements are available only at the time you purchase your contract and to Owners 87 years old and younger.  If elected, a Contract Enhancement endorsement cannot be canceled.  In addition, you may not elect the 3% or 4% Contract Enhancement endorsements with the 20% Additional Free Withdrawal endorsement.

If an optional Contract Enhancement endorsement is elected, then at the end of any business day in the first seven Contract Years (five Contract Years for the 2% Contract Enhancement) when we receive a premium payment, we will credit your Contract Value with a Contract Enhancement.  The actual Contract Enhancement percentage applied to the premium payment varies, depending upon which Contract Enhancement you have selected and the Contract Year in which you make your payment.  Therefore, the dollar amount of the actual Contract Enhancement credited to your Contract Value also varies, depending on the Contract Enhancement percentage applied and the amount of the premium payment.   The Contract Enhancement percentage applied to a premium payment is generally a declining and lesser percentage for premium payments received after the first Contract Year (see the schedules below).

In addition, since total expenses for a Contract with a Contract Enhancement are higher than those for a Contract without a Contract Enhancement, it is possible that upon surrender you will receive less money back than you would have if you had not elected a Contract Enhancement.  This is discussed further on page 54.

2% Contract Enhancement endorsement

	Contract Year Premium is Received
	0-1	1-2	2-3	3-4	4-5	5+
Contract Enhancement Percentage of the Premium Payment	2.00%	2.00%	1.25%	1.25%	0.50%	0%

3% Contract Enhancement endorsement

	Contract Year Premium is Received
	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
Contract Enhancement Percentage of the Premium Payment	3.00%	3.00%	2.25%	2.00%	2.00%	1.00%	1.00%	0%

4% Contract Enhancement endorsement

	Contract Year Premium is Received
	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
Contract Enhancement Percentage of the Premium Payment	4.00%	4.00%	3.00%	2.50%	2.50%	1.25%	1.25%	0%

For Contracts issued before May 1, 2010, we will credit your Contract Value with an additional 2%, 3% or 4% of your payment, depending upon which Contract Enhancement you have elected, but will not credit any Contract Enhancements to premium payments received after the first Contract Year.

There is a charge for the optional Contract Enhancement endorsements that is assessed against the Investment Divisions and the Fixed Account for the Contract Enhancements, and its amount depends upon which Contract Enhancement endorsement you elect.  For more information about the charges for these endorsements, please see “Contract Enhancement Charge” on page 33.

We will impose a Contract Enhancement recapture charge if you:

•
make a total withdrawal within the recapture charge schedule or a partial withdrawal within the recapture charge schedule in excess of the free withdrawals permitted by your Contract (or an additional free withdrawal endorsement if elected) (the recapture charge is imposed only on the excess amount above the free withdrawal amount),

•
make a partial withdrawal within the recapture charge schedule in excess of the required minimum distribution of the Internal Revenue Code (the entire withdrawal will be assessed the applicable recapture charge), or

•	return your Contract during the Free Look period. (If you return your Contract during the Free Look period, the entire amount of the Contract Enhancement will be recaptured.)

The Recapture Charge schedule(s) can be found beginning on page 33 of this prospectus.  The percentage amount of the recapture charge depends upon (i) the corresponding declining amount of the Contract Enhancement based on the Contract Year when the premium payment being withdrawn was received and (ii) when the recapture charge is imposed based on the Completed Years since the receipt of the related premium.  (See the examples in Appendix B showing how these recapture charges are applied to withdrawals.)

We will not impose the Contract Enhancement recapture charge on any amounts paid out as:

●	earnings (excess of your Contract Value allocated to the Investment Divisions and the Fixed Account over your remaining premium in these Options);
●	death benefits;
●	income payments paid during the income phase;
●	withdrawals taken under your Contract's free withdrawal provisions;
●
withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code (but if the requested withdrawal exceeds the required minimum distribution, then the entire withdrawal will be assessed the applicable recapture charge); or

●
withdrawals of up to $250,000 from the Separate Account or from the Fixed Account if you need extended hospital or nursing home care as provided in your Contract (see "Waiver of Withdrawal and Recapture Charges for Extended Care" on page 58 for more information).

For purposes of the recapture charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium, based on the completed years (12 months) since the receipt of premiums.  (See example 2 in Appendix B for an illustration.)  We expect to make a profit on these charges for the Contract Enhancements.  Examples in Appendix B may assist you in understanding how recapture charges for the Contract Enhancements work.  In certain situations, both a recapture charge and a withdrawal charge will be charged on your withdrawal amount (see examples 1 and 2 in Appendix B).

Your Contract Value will reflect any gains or losses attributable to a Contract Enhancement. Contract Enhancements, and any increase in value attributable to a Contract Enhancement, distributed under your Contract will be considered earnings under the Contract for tax purposes.

As referenced above, there is a charge for the optional Contract Enhancement endorsements.  This Contract Enhancement charge is based on the average daily net asset value of your allocations to the Investment Divisions and is deducted from the total value of the Separate Account.  In addition, for the Fixed Account, the Contract Enhancement charge lowers the credited rate that would apply if the Contract Enhancement had not been elected.  Therefore, you will incur charges on the entire amounts included in your Contract, which includes premium payments made in the first seven Contract Years (five for the 2% Contract Enhancement), the Contract Enhancement and the earnings, if any, on such amounts for the first seven Contract Years (five for the 2% Contract Enhancement).  As a result, the aggregate charges assessed will be higher than those that would be charged if you did not elect a Contract Enhancement.  Accordingly, it is possible that upon surrender, you will receive less money back than you would have if you had not elected a Contract Enhancement. Jackson of NY will recapture all or part of any Contract Enhancements if you make withdrawals in the first seven Contract Years (five Contract Years for the 2% Contract Enhancement).   We expect to profit from certain charges assessed under the Contract, including the withdrawal charge, the mortality and expense risk charge and the Contract Enhancement charge.

For Contracts issued before May 1, 2010, if you elect the Contract Enhancement and then make more than relatively small premium payments during Contract Years two through seven (five for the 2% Contract Enhancement), you would likely have a lower Contract Value than if you had not elected the Contract Enhancement.  Thus, the Contract Enhancement is suitable only for those who expect to make substantially all of their premium payments in the first Contract Year.

For all contracts, charges for the Contract Enhancement are not assessed after the seventh Contract Year (fifth for the 2% Contract Enhancement).  Accordingly, the increased Contract Value resulting from a Contract Enhancement is reduced during the first seven Contract Years (five for the 2% Contract Enhancement) by the operation of the Contract Enhancement charge.  If you make premium payments only in the first Contract Year and do not make a withdrawal during the first seven years (five for the 2% Contract Enhancement), at the end of the seven-year period (five for the 2% Contract Enhancement) that the Contract Enhancement charge is applicable, the Contract Value will be equal to or slightly higher than if you had not selected a Contract Enhancement, regardless of investment performance.  Contract Values may also be higher if you pay additional premium payments in the first Contract Year, because those additional amounts will be subject to the Contract Enhancement Charge for less than seven full years (five for the 2% Contract Enhancement).

In the first seven Contract Years (five for the 2% Contract Enhancement), the Contract Enhancement typically will be beneficial (even in circumstances where cash surrender value may not be higher than Contracts without the Contract Enhancement) in the following circumstances:

•	death benefits computed on the basis of Contract Value;
•	withdrawals taken under the 10% free withdrawal provision (or the 20% Additional Free Withdrawal Endorsement, if elected);
•	withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code;
•	withdrawals under our extended care benefit. For more information, please see “Waiver of Withdrawal and Recapture Charges for Extended Care” beginning on page 58.

For Contracts purchased on or after September 22, 2003, selection of a Contract Enhancement will prohibit allocation or transfer of any premium to the 3-, 5-, or 7-year Fixed Account options during the recapture periods.

If you purchased your Contract between September 22, 2003 and October 3, 2004, the 4% Contract Enhancement was not available.  If you purchased your Contract between March 18, 2003 and September 21, 2003, the 3% and 4% Contract Enhancements were not available and the 2% Contract Enhancement could not be elected with the five-year withdrawal charge period option.  If you purchased your Contract between July 14, 2003 and September 21, 2003, the 2% Contract Enhancement was not available.

The 3% and 4% Contract Enhancement may not be selected with the 20% Additional Free Withdrawal option.

Capital Protection Program.  If you select our Capital Protection program at issue, we will allocate enough of your premium to the Fixed Account you select to assure that the amount so allocated will equal at the end of a selected period of 1, 3, 5, or 7 years, your total original premium paid. You may allocate the rest of your premium to any Investment Division(s).  If any part of the Fixed Account value is surrendered or transferred before the end of the selected guarantee period, the value at the end of that period will not equal the original premium. This program is available only if Fixed Account options are available.  There is no charge for the Capital Protection Program.  You should consult your Jackson of NY representative with respect to the current availability of 3, 5, 7 year Fixed Account options and the availability of the Capital Protection program.

For an example of capital protection, assume you made a premium payment of $10,000 when the interest rate for the three-year guaranteed period was 3% per year.  We would allocate $9,152 to that guarantee period because $9,152 would increase at that interest rate to $10,000 after three years, assuming no withdrawals are taken.  The remaining $848 of the payment would be allocated to the Investment Division(s) you selected.

Alternatively, assume Jackson of NY receives a premium payment of $10,000 when the interest rate for the 7-year period is 6.75% per year.  Jackson of NY will allocate $6,331 to that guarantee period because $6,331 will increase at that interest rate to $10,000 after 7 years.  The remaining $3,669 of the payment will be allocated to the Investment Division(s) you selected.

Thus, as these examples demonstrate, the shorter guarantee periods require allocation of substantially all of your premium to achieve the intended result.  In each case, the results will depend on the interest rate declared for the guaranteed period.

Accumulation Units. Your Contract Value allocated to the Investment Divisions will go up or down depending on the performance of the Investment Divisions you select.  In order to keep track of the value of your Contract during the accumulation phase, we use a unit of measure called an “Accumulation Unit.”  During the income phase we use a measure called an “Annuity Unit.”
Every business day, we determine the value of an Accumulation Unit for each of the Investment Divisions by:

•	determining the total amount of assets held in the particular Investment Division;
•	subtracting any asset-based charges and taxes chargeable under the Contract; and
•	dividing this amount by the number of outstanding Accumulation Units.

Charges deducted through the cancellation of units are not reflected in the computation.

The value of an Accumulation Unit may go up or down from day to day.  The base Contract has a different Accumulation Unit Value than each combination of optional endorsements an Owner may elect, based on the differing amount of charges applied in calculating that Accumulation Unit Value.

When you make a premium payment, we credit your Contract with Accumulation Units.  The number of Accumulation Units we credit is determined at the close of that business day by dividing the amount of the premium allocated to any Investment Division by the value of the Accumulation Unit for that Investment Division that reflects the combination of optional endorsements you have elected and their respective charges.

TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS

You may transfer your Contract Value between and among the Investment Divisions at any time, unless transfers are subject to other limitations, but transfers between the Fixed Account and an Investment Division must occur prior to the Income Date.  Transfers from the Fixed Account will be subject to any applicable Interest Rate Adjustment.  There may be periods when we do not offer the Fixed Account, or when we impose special transfer requirements on the Fixed Account. If a renewal occurs within one year of the Income Date, we will continue to credit interest up to the Income Date at the then Current Interest Rate for the applicable Fixed Account Option. You can make 15 transfers every Contract Year during the accumulation phase without charge.

A transfer will be effective as of the end of the business day when we receive your transfer request in Good Order, and we will disclaim all liability for transfers made based on your transfer instructions, or the instructions of a third party authorized to submit transfer requests on your behalf.

Restrictions on Transfers: Market Timing.  The Contract is not designed for frequent transfers by anyone.  Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Frequent transfers may also dilute the value of shares of an underlying Fund.  Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing.  Allowing frequent transfers by one or some Owners could be at the expense of other Owners of the Contract.  To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions.

Under these policies and procedures, there is a $25 charge per transfer after 15 in a Contract Year, and no round trip transfers are allowed within 15 calendar days.  Also, we could restrict your ability to make transfers to or from one or more of the Investment Divisions, which possible restrictions may include, but are not limited to:

•	limiting the number of transfers over a period of time;
•	requiring a minimum time period between each transfer;
•	limiting transfer requests from an agent acting on behalf of one or more Owners or under a power of attorney on behalf of one or more Owners; or
•	limiting the dollar amount that you may transfer at any one time.

To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request and to restrict you from making transfers on consecutive business days.  In addition, your right to make transfers between and among Investment Divisions may be modified if we determine that the exercise by one or more Owners is, or would be, to the disadvantage of other Owners.

We continuously monitor transfers under the Contract for disruptive activity based on frequency, pattern and size.  We will more closely monitor Contracts with disruptive activity, placing them on a watch list, and if the disruptive activity continues, we will restrict the availability of electronic or telephonic means to make a transfer, instead requiring that transfer instructions be mailed through regular U.S. postal service, and/or terminate the ability to make transfers completely, as necessary.  If we terminate your ability to make transfers, you may need to make a partial withdrawal to access the Contract Value in the Investment Division(s) from which you sought a transfer.  We will notify you and your representative in writing within five days of placing the Contract on a watch list.

Regarding round trip transfers, we will allow redemptions from an Investment Division; however, once a complete or partial redemption has been made from an Investment Division through an Investment Division transfer, you will not be permitted to transfer any value back into that Investment Division within 15 calendar days of the redemption.  We will treat as short-term trading activity any transfer that is requested into an Investment Division that was previously redeemed within the previous 15 calendar days, whether the transfer was requested by you or a third party.

Our policies and procedures do not apply to the money market Investment Division, the Fixed Account, Dollar Cost Averaging, Earnings Sweep or the Automatic Rebalancing program.  We may also make exceptions that involve an administrative error, or a personal unanticipated financial emergency of an Owner resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship.  These limited exceptions will be granted by an oversight team pursuant to procedures designed to result in their consistent application.  Please contact our Annuity Service Center if you believe your transfer request entails a financial emergency.
Otherwise, we do not exempt any person or class of persons from our policies and procedures.  We have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other Owners of the Contract.  We expect to apply our policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, we cannot guarantee that we will detect and deter every Contract engaging in frequent transfers every time.  If these policies and procedures are ineffective, the adverse consequences described above could occur.  We also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other Owners, and we may take whatever action we deem appropriate, without prior notice, to comply with or take advantage of any state or federal regulatory requirement.

TELEPHONE AND INTERNET TRANSACTIONS

The Basics. You can request certain transactions by telephone or at www.jackson.com, our Internet website, subject to our right to terminate electronic or telephone transfer privileges, as described above.  Our Annuity Service Center representatives are available during business hours to provide you with information about your account.  We require that you provide proper identification before performing transactions over the telephone or through our Internet website.  For Internet transactions, this will include a Personal Identification Number (PIN).  You may establish or change your PIN at www.jackson.com.

What You Can Do and How.  You may make transfers by telephone or through the Internet unless you elect not to have this privilege.  Any authorization you provide to us in an application, at our website, or through other means will authorize us to accept transaction instructions, including Investment Division transfers/allocations, by you and your financial representative unless you notify us to the contrary.  To notify us, please call us at the Annuity Service Center.  Our contact information is on the cover page of this prospectus and the number is referenced in your Contract or on your quarterly statement.

What You Can Do and When.  When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's Accumulation Unit Value for an Investment Division.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you.  If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day.  Otherwise the instructions will be carried out the next business day.  We will retain permanent records of all web-based transactions by confirmation number.  If you do not receive an electronic acknowledgement, you should telephone our Annuity Service Center immediately.

How to Cancel a Transaction.  You may only cancel an earlier telephonic or electronic transfer requests made on the same day by calling the Annuity Service Center before the New York Stock Exchange closes.  Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction.

Our Procedures. Our procedures are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine.  Our procedures include requesting identifying information and tape-recording telephone communications, and other specific details.  We and our affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize.  However, if we fail to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

We do not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times.  We also reserve the right to modify, limit, restrict or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege.  Elections of any optional benefit or program must be in writing and will be effective upon receipt of the request in Good Order.

Upon notification of the Owner's death, any telephone transfer authorization, other than by the surviving joint Owners, designated by the Owner ceases and we will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.

ACCESS TO YOUR MONEY

You can have access to the money in your Contract:

•	by making either a partial or complete withdrawal;
•	by electing the Systematic Withdrawal Program;
•	by electing a Guaranteed Minimum Withdrawal Benefit; or
•	by electing to receive income payments.

Your Beneficiary can have access to the money in your Contract when a death benefit is paid.

Withdrawals under the Contract may be subject to a withdrawal charge.  For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium.  When you make a complete withdrawal you will receive the value of your Contract as of the end of the business day your request is received by us in Good Order, minus any applicable premium tax, the annual contract maintenance charges, charges due under any optional endorsement and all applicable withdrawal charges, adjusted for any applicable Interest Rate Adjustment.  For more information about withdrawal charges, please see “Withdrawal Charge” beginning on page 31.

Your withdrawal request must be in writing.  We will accept withdrawal requests submitted via facsimile.  There are risks associated with not requiring original signatures in order to disburse the money.  To minimize the risks, the proceeds will be sent to your last recorded address in our records, so be sure to notify us, in writing, with an original signature, of any address change.  We do not assume responsibility for improper disbursement if you have failed to provide us with the current address to which the proceeds should be sent.

Except in connection with the Systematic Withdrawal Program, you must withdraw at least $500 or, if less, the entire amount in the Fixed Account or Investment Division from which you are making the withdrawal.  If you are not specific, your withdrawal will be taken from your allocations to the Fixed Account and Investment Divisions based on the proportion their respective values bear to the Contract Value.  With the Systematic Withdrawal Program, you may withdraw a specified dollar amount (of at least $50 per withdrawal) or a specified percentage.  A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal.  After your withdrawal, at least $100 must remain in each Fixed Account or Investment Division from which the withdrawal was taken.

If you have an investment adviser who, for a fee, manages your Contract Value, you may authorize payment of the fee from the Contract by requesting a partial withdrawal.  There are conditions and limitations, so please contact our Annuity Service Center for more information.  Our contact information is on the cover page of this prospectus.  We neither endorse any investment advisers, nor make any representations as to their qualifications.  The fee for this service would be covered in a separate agreement between the two of you, and would be in addition to the fees and expenses described in this prospectus.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.  There are limitations on withdrawals from qualified plans.  For more information, please see “TAXES” beginning on page 220.

Waiver of Withdrawal and Recapture Charges for Extended Care. We will waive the withdrawal charges and recapture charges (but not any Interest Rate Adjustment) that would otherwise apply in certain circumstances by providing you, at no charge, an Extended Care Benefit, on amounts of up to $250,000 from the Fixed Account and Investment Divisions that you withdraw after providing us with a physician's statement that you have been confined to a nursing home or hospital for 90 consecutive days, beginning at least 30 days after your Contract was issued.  You may exercise this benefit once under your Contract.

Optional Three-Year Withdrawal Charge Period. You may elect an endorsement to your Contract that substitutes for the Contract's usual seven-year withdrawal charge period, a three-year withdrawal charge period with withdrawal charges in contribution years one through three of 6%, 4.5% and 2%, respectively, and 0% thereafter.  The charge for this optional feature on an annualized basis is 0.45% of average daily net asset value of your allocations to the Investment Divisions.  If you elect the optional Three-Year Withdrawal Charge Period endorsement, a lower commission will be paid to the registered representative who sells you your Contract than if you elect to purchase the product without that endorsement.  You may not elect this option if you elect Five-Year Withdrawal Charge endorsement or the 20% Additional Free Withdrawal endorsement.

PLEASE NOTE:  EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Optional Five-Year Withdrawal Charge Period. If you are 85 years of age or younger, you may elect an endorsement to your Contract that substitutes for the Contract's usual seven-year withdrawal charge period a five-year withdrawal charge period with withdrawal charges in contribution years one through five of 6.5%, 5%, 3%, 2% and 1%, respectively, and 0% thereafter.  The charge for this optional feature on an annualized basis is 0.30% of the average daily net asset value of your allocations to the Investment Divisions.  You may not elect this option if you elect the Three-Year Withdrawal Charge endorsement.

The charges for the Five-year or Three-year Withdrawal Charge Period options continue for as long as you hold the Contract.  The potential benefits of these options normally will persist for no more than four-to-six years, depending on performance (the greater the performance the less the benefit) and payment patterns (large subsequent payments in relation to the initial payment make the benefits persist for a longer time than for a Contract where only the initial payment is made).

If you purchased your Contract between March 18, 2003, and September 21, 2003, the Five-Year Withdrawal Charge Period endorsement could not be elected with the 2% Contract Enhancement.

If you purchased your Contract prior to May 1, 2006, the Five-year Withdrawal Charge Period option could not be elected with the Three-year Withdrawal Charge Period option.

20% Additional Free Withdrawal.  You may elect an endorsement to your Contract that permits you to withdraw an additional 20% of premiums that are subject to a withdrawal charge, minus earnings during a Contract Year without a withdrawal charge. You will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. This endorsement will replace the 10% Free Withdrawal endorsement.  The 20% Additional Free Withdrawal endorsement is a liquidity feature that provides a benefit if you contemplate or need to take large withdrawals.  The 20% Additional Free Withdrawal endorsement provides extra liquidity in any market environment but, when it is elected in combination with any GMWB, taking full advantage of the endorsement may have an adverse effect on the GMWB if the withdrawal exceeds the GAWA, as a withdrawal in excess of the GAWA may always reduce the GAWA and potentially limit the benefits available.  In fact, any time you use the 20% Additional Free Withdrawal Endorsement when the amount of the withdrawal exceeds the GAWA and the Contract Value is less than the GWB, it is disadvantageous.  You may not elect this option if you elect the 3% or 4% Contract Enhancement endorsements or if, prior to May 1, 2006, you elected the Three-year Withdrawal Charge Period option.

Guaranteed Minimum Withdrawal Benefit Considerations. Most people who are managing their investments to provide retirement income want to provide themselves with sufficient lifetime income and also to provide for an inheritance for their Beneficiaries.  The main obstacles they face in meeting these goals are the uncertainties as to (i) how much income their investments will produce, and (ii) how long they will live and will need to draw income from their investments. A Guaranteed Minimum Withdrawal Benefit (GMWB) is designed to help reduce these uncertainties.

A GMWB is intended to address those concerns but does not provide any guarantee the income will be sufficient to cover any individual's particular needs.  Moreover, the GMWB does not assure that you will receive any return on your investments.  The GMWB also does not protect against loss of purchasing power of assets covered by a GMWB due to inflation.  Even relatively low levels of inflation may have a significant effect on purchasing power if not offset by stronger positive investment returns.  The step-up feature on certain of the GMWBs may provide protection against inflation when there are strong investment returns that coincide with the availability of effecting a step-up.  However, strong investment performance will only help the GMWB guard against inflation if the endorsement includes a step-up feature.

Payments under the GMWB will first be made from your Contract Value.  Our obligations to pay you more than your Contract Value will only arise under limited circumstances.  Thus, in considering the election of any GMWB you need to consider whether the value to you of the level of protection that is provided by a GMWB and its costs, which reduce Contract Value and offset our risks, are consistent with your level of concern and the minimum level of assets that you want to be sure are guaranteed.

The Joint For Life GMWB with Bonus and Annual Step-Up and Joint For Life GMWB with Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount endorsements are available only to spouses and differ from the For Life GMWB with Bonus and Annual Step-Up without the Joint Option and For Life GMWB with Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount without the Joint Option endorsements (which are available to spouses and unrelated parties) and enjoy the following advantages:

●
If the Contract Value falls to zero, benefit payments under the endorsement will continue until the death of the last surviving Covered Life if the For Life Guarantee is effective.  (For more information about the For Life Guarantee and for information on who is a Covered Life under this form of GMWB, please see the “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up” subsection beginning on page 143 and the For Life GMWB with Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount with the Joint Option subsection beginning on 182.)

●
If an Owner dies before the automatic payment of benefits begins, the surviving Covered Life may continue the Contract and the For Life Guarantee is not automatically terminated (as it is on the For Life GMWBs without the Joint Option).

The Joint For Life GMWBs have a higher charge than the respective For Life GMWBs without the Joint Option.

Guaranteed Minimum Withdrawal Benefit Important Special Considerations. Each of the GMWBs provides that the GMWB and all benefits thereunder will terminate on the Income Date, which is the date when annuity payments begin.  The Income Date is either a date that you choose or the Latest Income Date.  For Contracts issued on or after April 6, 2009, the Latest Income Date is the Contract Anniversary on or next following the Owner's 95th birthday under a non-qualified Contract, or such earlier date as required by the applicable qualified plan, law or regulation.  For Contracts issued before April 6, 2009, the Latest Income Date is generally the date on which the Owner attains age 90 under a non-qualified Contract, unless otherwise approved by the Company, or such earlier date as required by the applicable qualified plan, law or regulation.  (For more information, please see “INCOME PAYMENTS (THE INCOME PHASE)” beginning on page 207.

Before (1) electing a GMWB, (2) electing to annuitize your Contract after having purchased a GMWB, or (3) when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB, you should consider whether the termination of all benefits under the GMWB and annuitizing produces the better financial results for you.  Naturally, you should discuss with your Jackson of NY representative whether a GMWB is even suitable for you.  Consultation with your financial and tax advisor is also recommended.

These considerations are of greater significance if you are thinking about electing or have elected a GMWB For Life, as the For Life payments will cease when you annuitize voluntarily or on the Latest Income Date.  Although each of the For Life GMWBs contain an annuitization option that may allow the equivalent of For Life payments when you annuitize on the Latest Income Date, all benefits under a GMWB For Life (and under the other GMWBs) will terminate when you annuitize.  To the extent that we can extend the Latest Income Date without adverse tax consequences to you, we will do so, as permitted by the applicable qualified plan, law, or regulation.  After you have consulted your financial and tax advisors you will need to contact us to request an extension of the Latest Income Date.  Please see “INCOME PAYMENTS (THE INCOME PHASE)” beginning on page 207 for further information about the Latest Income Date and its extension.   Please also see “Extension of Latest Income Date” beginning on page 221 for further information regarding possible adverse tax consequences of extending the Latest Income Date.

In addition, with regard to required minimum distributions (RMDs) under an IRA only, it is important to consult your financial and tax advisor to determine whether the benefits of a particular GMWB will satisfy your RMD requirements or whether there are other IRA holdings that can satisfy the aggregate RMD requirements.  With regard to other qualified plans, you must determine what your qualified plan permits.  Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire.  You do not necessarily have to annuitize your Contract to meet the minimum distribution.

Finally, please note that withdrawals in excess of certain limits may have a significantly negative impact on the value of your GMWB through prematurely reducing the benefit's Guaranteed Withdrawal Balance (GWB) and Guaranteed Annual Withdrawal Amount (GAWA) and, therefore, cause your GMWB to prematurely terminate.  Please see the explanations of withdrawals under each of the following GMWB descriptions for more information concerning the effect of excess withdrawals.

7% Guaranteed Minimum Withdrawal Benefit (“SafeGuard 7 Plus”). The following description is supplemented by some examples in Appendix D that may assist you in understanding how the calculations are made in certain circumstances.

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 7% GMWB may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value.  The 7% GMWB is not available on a Contract that already has a GMWB (one GMWB only per Contract) or a Guaranteed Minimum Income Benefit (GMIB). We may limit availability of this optional endorsement.  Once selected, the 7% GMWB cannot be canceled.  If you select the 7% GMWB when you purchase your Contract, your net premium payment will be used as the basis for determining the GWB.  The GWB will not include any Contract Enhancement.  The 7% GMWB may also be selected after the Issue Date within the 30 days before any Contract Anniversary.  If you select the 7% GMWB after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added.  In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix D).  The GWB can never be more than $5 million (including upon “step-up”), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount.  Upon selection, the GAWA is equal to 7% of the GWB.  The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 7%.  However, withdrawals are not cumulative.  If you do not take 7% in one Contract Year, you may not take more than 7% the next Contract Year.  If you withdraw more than 7%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced.  The GAWA can be divided up and taken on a payment schedule that you request.  You can continue to take the GAWA each Contract Year until the GWB has been depleted.
Withdrawal charges, Contract Enhancement recapture charges, and Interest Rate Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 7% GMWB, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA.  Each time you make a premium payment, the GWB is increased by the amount of the net premium payment.  Also, the GAWA will increase by 7% of the net premium payment or 7% of the increase in the GWB, if the maximum GWB is reached.  We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future.  In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s) and even reset to the then current Contract Value, likely reducing the GAWA, too.  Withdrawals greater than GAWA impact the GAWA differently, depending on when you selected the 7% GMWB, because the calculation is different.  Recalculation of the GWB and GAWA may result in reducing or extending the payout period.  Examples 4, 5, and 7 in Appendix D illustrate the impact of such withdrawals.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

•	the GWB prior to the partial withdrawal less the partial withdrawal; or
•	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

•	the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or
•	the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

•	the GAWA prior to the partial withdrawal; or
•	the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

•	the GAWA prior to the partial withdrawal; or
•	the GWB after the partial withdrawal.

- or -

For Contracts to which this endorsement was added on and after May 2, 2005, 7% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

For Contracts to which this endorsement was added before May 2, 2005, 7% of the greater of:

1.	the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or
2.	the GWB after the partial withdrawal.

Consistent with the explanation above, withdrawals greater than the GAWA (or required minimum distribution (RMD), if applicable – see below) may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix D).  For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Interest Rate Adjustments.
Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.    For more information about tax qualified and non-qualified Contracts, please see “TAXES” beginning on page 220.

For certain tax-qualified Contracts to which the 7% GMWB is added on and after January 17, 2006 (subject to availability), withdrawals greater than the Guaranteed Annual Withdrawal Amount (GAWA) are allowed, under certain circumstances, to meet the Contract's RMDs under the Internal Revenue Code (Code), and the endorsement's guarantees will not be compromised.  Otherwise, the GWB and GAWA could be adversely recalculated, as described above.

Required Minimum Distribution Calculations.  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Code, RMDs are calculated and taken on a calendar year basis.  But with the 7% GMWB, GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2009 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2008 and 2009 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2008 and $8 in each of the two halves of calendar year 2009, then at the time the withdrawal in the first half of calendar year 2009 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2009 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1938, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2008 RMD) until March 30, 2009, he may still take the 2009 RMD before the next Contract Year begins, June 30, 2009 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2009 RMD) after June 30, 2009, he should wait until the next Contract Year begins (that is after June 30, 2010) to take his third RMD (the 2010 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7. Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that the 7% GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Step-Up. In the event Contract Value is greater than the GWB, the 7% GMWB allows the GWB to be reset to Contract Value (a “Step-Up”).  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a Step-Up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	●	7% of the new GWB; Or
	●	The GAWA before the Step-Up.

The first opportunity for a Step-Up is the fifth Contract Anniversary after the 7% GMWB is added to the Contract.

•	For Contracts to which the 7% GMWB was added before January 17, 2006, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.

A Step-Up is allowed at any time, but there must always be at least five years between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Spousal Continuation. If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner and therefore may elect to add the 7% GMWB to the Contract within the 30 days prior to any Contract Anniversary following the continuation date of the original Contract's Issue Date.  The 7% GMWB would become effective on the Contract Anniversary following receipt of the request in Good Order.

If the spouse continues the Contract and the 7% GMWB endorsement already applies to the Contract, the 7% GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation.  Your spouse may elect to “step-up” on the continuation date.  If the Contract is continued under the Special Spousal Continuation Option, the value applicable upon “step-up” is the Contract Value, including any adjustments applied on the continuation date.  Any subsequent “step-up” must follow the “step-up” restrictions listed above (Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date).

Termination.  The 7% GMWB endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge on the date you annuitize or surrender the Contract.  In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 7% GMWB.  The 7% GMWB also terminates: with the Contract upon your death (unless the Beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted – whichever occurs first.

Contract Value Is Zero.  If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase.  The total annual payment will equal the GAWA, but will not exceed the current GWB.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value.  Upon your death as the Owner, your Beneficiary will receive the scheduled payments.  No other death benefit will be paid.

Annuitization.  If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option.  This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select.  If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 59 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.
Effect of GMWB on Tax Deferral.  The purchase of the 7% GMWB may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors on this and other matters prior to electing the 7% GMWB.

Conversion.  You may convert this 7% GMWB to the 5% GMWB With Annual Step-Up (AutoGuard 5); the 6% GMWB With Annual Step-Up (AutoGuard 6); the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom 6 GMWB); or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom 6 GMWB with Joint Option).  Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract.  For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit.  Conversion is permitted on any Contract Anniversary before July 2, 2011.  (The date by which conversion is required may vary by state and could be later than July 2, 2011.  Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state.  Our contact information is on the cover page of this prospectus.)  Conversion to AutoGuard 5 is allowed only if this 7% GMWB was added to your Contract before September 6, 2005; conversion to AutoGuard 6 is allowed only if this 7% GMWB was added to your Contract before April 30, 2007.  A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion.  This Contract Value is determined after the deduction of any charges for the 7% GMWB that are due upon termination of the original endorsement.  Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion.  (See Example 1c in Appendix D.)  Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement.  We will send you the new endorsement.  Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you.  The charge of the new benefit will be higher than that currently charged for this 7% GMWB.  Conversion is not a right under the Contract or endorsement.  We currently allow conversions, and we may discontinue doing so at any time in the future.  In addition, no more than two GMWB conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 7% GMWB.  Converting to AutoGuard 5 or AutoGuard 6 may be advantageous if you desire the potential for annual Step-Ups of the GWB for a period of no less than 12 years rather than Step-Ups every five years.  The annual Step-Ups may result in a higher GWB and, subsequently, a higher GAWA.  However, as stated above, you will be increasing the cost of your GMWB when converting to the new benefit.  You will also be receiving a lower GAWA percentage of 5% for AutoGuard 5, or 6% for AutoGuard 6, instead of the current 7% you are receiving under your 7% GMWB, and this may result in a consistently lower GAWA if the GWB does not increase upon the Step-Ups.

Converting your 7% GMWB to LifeGuard Freedom 6 GMWB or LifeGuard Freedom 6 GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups.  It would also be advantageous if you desire lifetime income versus a return of premium guarantee.  Additionally, conversion to LifeGuard Freedom 6 GMWB with Joint Option will provide spousal continuation of the lifetime income feature.  However, again, you will be increasing the cost of your GMWB when converting to the new benefit.  You may also be receiving a lower GAWA percentage under LifeGuard Freedom 6 GMWB or LifeGuard Freedom 6 GMWB with Joint Option instead of the current 7% you are receiving under your 7% GMWB.  Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner’s (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom 6 GMWB or the youngest Covered Life’s attained age of 59 1/2 for LifeGuard Freedom 6 GMWB with Joint Option.

Finally, the new GWB upon any conversion of your 7% GMWB would be equal to the Contract Value at the time of the conversion.  As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion.  In addition, the new GAWA will be based on the new GWB of the new benefit after conversion.  (See Example 1 in Appendix D.)

Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (“SafeGuard Max”). The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage and examples 6 and 7 for the Step-Ups.  This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) until the earlier of:

●	The Owner's (or any joint Owner's) death;
Or
●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.
The GWB is the guaranteed amount available for future periodic withdrawals.
PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners up to 85 years old (proof of age is required); may be added to a Contract on the Issue Date; and once added cannot be canceled.  This GMWB is not currently available after the Contract Issue Date.    We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  Otherwise, ownership changes are not allowed.  When the Owner is a legal entity, changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

PLEASE NOTE: Prior to May 1, 2010, this GMWB was available to add to a Contract after the Issue Date, on any Contract Anniversary.  Effective May 1, 2010, this GMWB may only be added to a Contract on the Issue Date and can no longer be added to a Contract on any Contract Anniversary after the Issue Date.

When this GMWB is added	The GWB equals initial premium net of any applicable premium taxes.
to the Contract on the Issue Date –
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

When this GMWB is added to the Contract on any	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
Contract Anniversary (for Contracts issued before May 1, 2010)–
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you instead added this GMWB to your Contract post issue on a Contract Anniversary, the GWB was calculated based on Contract Value, which included any previously applied Contract Enhancements, and, as a result, we subtracted any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, this GMWB might be continued by a spousal Beneficiary.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal.  If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
0 – 74	7%
75 – 79	8%
80 – 84	9%
85+	10%
Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the	●	The GWB before the withdrawal less the withdrawal; Or
current Contract Year, is less than or equal to the greater of	●	Zero.
the GAWA or RMD, as	The GAWA is recalculated, equaling the lesser of:
applicable –	●	The GAWA before the withdrawal; Or
	●	The GWB after the withdrawal.

You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit and may lead to its premature termination.

When a withdrawal,	The GWB is recalculated, equaling the greater of:
plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable, and this endorsement was added to	●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

your Contract on or after May 1, 2010 –	●	Zero.
The GAWA is recalculated, equaling the lesser of:
	●	The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or
	●	The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, Or
●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

When a withdrawal, plus all	The GWB is recalculated, equaling the lesser of:
prior withdrawals in the current Contract Year,–	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
exceeds the greater of the GAWA or RMD, as applicable,	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
and this endorsement was added to your Contract	The GAWA is recalculated, equaling the lesser of:
before May 1, 2010	●	The GAWA before the withdrawal; Or
	●	The GWB after the withdrawal; Or
	●	The GAWA percentage multiplied by the Contract Value after the withdrawal less any recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Interest Rate Adjustment.  For more information, please see “THE FIXED ACCOUNT” beginning on page 18.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 220.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  An RMD exceeding our calculation may also result in an Excess Withdrawal for purposes of this GMWB.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2009 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2008 and 2009 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2008 and $8 in each of the two halves of calendar year 2009, then at the time the withdrawal in the first half of calendar year 2009 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2009 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1938, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2008 RMD) until March 30, 2009, he may still take the 2009 RMD before the next Contract Year begins, June 30, 2009 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2009 RMD) after June 30, 2009, he should wait until the next Contract Year begins (that is after June 30, 2010) to take his third RMD (the 2010 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent premium payment on	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
the Contract –	If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”).  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a Step-Up –	The GWB equals Contract Value (subject to a $5 million maximum).
If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract.  Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero.  If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase.  The total annual payment will equal the GAWA, but will not exceed the current GWB.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value is reduced to zero and the GAWA will be equal to the GAWA percentage multiplied by the GWB.

After each payment	The GWB is recalculated, equaling the greater of:
when the Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is recalculated, equaling the lesser of:
	●	The GAWA before the payment; Or
	●	The GWB after the payment.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value.  Upon your death as the Owner, no death benefit is payable.

Spousal Continuation.  If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner.
If the spouse continues the Contract and this endorsement already applies to the Contract, the GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age on the continuation date and the GAWA will be equal to the GAWA percentage multiplied by the GWB.  Your spouse may elect to Step-Up on the continuation date.  If the Contract is continued under the Special Spousal Continuation Option, the value applicable upon Step-Up is the Contract Value, including any adjustments applied on the continuation date.  Any subsequent Step-Up must follow the Step-Up restrictions listed above (Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date).

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 219.

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The first date both the GWB and the Contract Value equals zero; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.
Annuitization.

On the Latest Income Date, the Owner may choose the following income option instead of one of the other income options listed in the Contract:

Fixed Payment Income Option.  This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select.  If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option and the GAWA will be equal to the GAWA percentage multiplied by the GWB.  The GAWA percentage will not change after election of this option.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 59 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”). The following description is supplemented by the examples in Appendix D that may assist you in understanding how calculations are made in certain circumstances.  For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB With Annual Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value.  The 5% GMWB With Annual Step-Up is not available on a Contract that already has a GMWB (one GMWB only per Contract) or a Guaranteed Minimum Income Benefit (GMIB).  We may further limit the availability of this optional endorsement.  Once selected, the 5% GMWB With Annual Step-Up cannot be canceled.  If you select the 5% GMWB With Annual Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB.  The GWB will not include any Contract Enhancement.  The 5% GMWB With Annual Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order.  If you select the 5% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added.  In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix D).  The GWB can never be more than $5 million (including upon “step-up”), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below).  Upon selection, the GAWA is equal to 5% of the GWB.  The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%.  However, withdrawals are not cumulative.  If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year.  If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA will likely be reduced.  The GAWA can be divided up and taken on a payment schedule that you request.  You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges, Contract Enhancement recapture charges, and Interest Rate Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB With Annual Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA.  Each time you make a premium payment, the GWB is increased by the amount of the net premium payment.  Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached.  We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future.  In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s), likely reducing the GAWA, too.  Recalculation of the GWB and GAWA may result in reducing or extending the payout period.  Examples 4, 5, and 7 in Appendix D illustrate the impact of such withdrawals.

For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than GAWA to meet the Contract's required minimum distributions (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees.  Examples 4, 5, and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “Required Minimum Distribution Calculations” below for more information.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA or RMD, as applicable, the GWB is equal to the greater of:

•	the GWB prior to the partial withdrawal less the partial withdrawal; or
•	zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA or RMD, as applicable, the GAWA is the lesser of:

●	the GAWA prior to the partial withdrawal; or
●	the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after December 3, 2007, the GWB is equal to the greater of:

●
the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

●	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after December 3, 2007, the GAWA is equal to the lesser of:

●	the GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, or
●	the GWB after the partial withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	the total amount of the current partial withdrawal, or
●	the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before December 3, 2007, the GWB is equal to the lesser of:

•	the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or
•	the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before December 3, 2007, the GAWA is equal to the lesser of:

•	the GAWA prior to the partial withdrawal, or
•	the GWB after the partial withdrawal, or
•	5% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

Consistent with the explanation above, withdrawals greater than the GAWA or RMD, as applicable, may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix D).  For purposes of all of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Interest Rate Adjustments.
Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax qualified and non-qualified Contracts, please see “TAXES” beginning on page 220.

Required Minimum Distribution Calculations.  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Code, RMDs are calculated and taken on a calendar year basis.  But with the 5% GMWB With Annual Step-Up, GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2009 Contract Year (ending June 30) is $10.  The RMD requirements for calendar years 2008 and 2009 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2008 and $8 in each of the two halves of calendar year 2009, then at the time the withdrawal in the first half of calendar year 2009 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2009 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1938, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2008 RMD) until March 30, 2009, he may still take the 2009 RMD before the next Contract Year begins, June 30, 2009 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2009 RMD) after June 30, 2009, he should wait until the next Contract Year begins (that is after June 30, 2010) to take his third RMD (the 2010 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that the 5% GMWB With Annual Step-Up ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Step-Up. Step-ups with the 5% GMWB With Annual Step-Up reset your GWB to the greater of Contract Value or the GWB before step-up, and GAWA becomes the greater of 5% of the new GWB or GAWA before step-up.  Step-ups occur automatically upon each of the first 12 Contract Anniversaries from the endorsement's effective date, then on or after the 13th Contract Anniversary, at any time upon your request, so long as there is at least one year between step-ups.  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.  The request will be processed and effective on the day we receive the request in Good Order.  Before deciding to “step-up,” please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Spousal Continuation.  If you die before annuitizing a Contract with the 5% GMWB With Annual Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero.  Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner.  If the spouse continues the Contract and the 5% GMWB With Annual Step-Up endorsement already applies to the Contract, the 5% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation.  Step-ups will continue automatically or as permitted (as described above), and Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date.  Upon spousal continuation of a Contract without the 5% GMWB With Annual Step-Up, if the 5% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination.  The 5% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge on the date you annuitize or surrender the Contract.  In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB With Annual Step-Up.  The 5% GMWB With Annual Step-Up also terminates with the Contract upon your death (unless the Beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if available – whichever occurs first.

Contract Value Is Zero.  If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase.  The total annual payment will equal the GAWA, but will not exceed the current GWB.  The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value.  Upon your death as the Owner, your Beneficiary will receive the scheduled payments.  No other death benefit will be paid.

Annuitization.  If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option.  This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select.  If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 59 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  The purchase of the 5% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB With Annual Step-Up.

Conversion.  You may convert this 5% GMWB With Annual Step-Up to the 6% GMWB With Annual Step-Up (AutoGuard 6); the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom 6 GMWB); or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom 6 GMWB with Joint Option).  Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract.  For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit.  Conversion is permitted on any Contract Anniversary before July 2, 2011.  (The date by which conversion is required may vary by state and could be later than July 2, 2011.  Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state.  Our contact information is on the cover page of this prospectus.)  A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion.  This Contract Value is determined after the deduction of any charges for the 5% GMWB With Annual Step-Up that are due upon termination of the original endorsement.  Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion.  (See Example 1c in Appendix D.)  Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement.  We will send you the new endorsement.  Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you.  The charge of the new benefit will be higher than that currently charged for this 5% GMWB With Annual Step-Up.  Conversion is not a right under the Contract or endorsement.  We currently allow conversions, and we may discontinue doing so at any time in the future.  In addition, no more than two GMWB conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 5% GMWB With Annual Step-Up.  Converting to AutoGuard 6 may be advantageous if you desire a higher GAWA percentage of 6%, which is allowed under AutoGuard 6, as opposed to your current GAWA percentage of 5%.  However, as stated above, you will be increasing the cost of your GMWB when converting to the new benefit.

Converting your 5% GMWB With Annual Step-Up to LifeGuard Freedom 6 GMWB or LifeGuard Freedom 6 GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups to the Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups.  It would also be advantageous if you desire lifetime income versus a return of premium guarantee.  Additionally, conversion to LifeGuard Freedom 6 GMWB with Joint Option will provide spousal continuation of the lifetime income feature.  However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit.  Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner’s (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom 6 GMWB or the youngest Covered Life’s attained age of 59 1/2 for LifeGuard Freedom 6 GMWB with Joint Option.  Because the GAWA percentage under LifeGuard Freedom 6 GMWB and LifeGuard Freedom 6 GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your 5% GMWB With Annual Step-Up would be equal to the Contract Value at the time of the conversion.  As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion.  In addition, the new GAWA will be based on the new GWB of the new benefit after conversion.  (See Example 1 in Appendix D.)

Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 6”).  The following description is supplemented by the examples in Appendix D that may assist you in understanding how calculations are made in certain circumstances. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 6% GMWB With Annual Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value.  The 6% GMWB With Annual Step-Up is not available on a Contract that already has a GMWB (one GMWB only per Contract) or a Guaranteed Minimum Income Benefit (GMIB). We may further limit the availability of this optional endorsement.  Once selected, the 6% GMWB With Annual Step-Up cannot be canceled.  If you select the 6% GMWB With Annual Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB.  The GWB will not include any Contract Enhancement.  The 6% GMWB With Annual Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order.  If you select the 6% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added.  In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix D).  The GWB can never be more than $5 million (including upon “step-up”), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below).  Upon selection, the GAWA is equal to 6% of the GWB.  The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 6%.  However, withdrawals are not cumulative.  If you do not take 6% in one Contract Year, you may not take more than 6% the next Contract Year.  If you withdraw more than 6%, the guaranteed amount available may be less than the total premium payments and the GAWA will likely be reduced.  The GAWA can be divided up and taken on a payment schedule that you request.  You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges, Contract Enhancement recapture charges, and Interest Rate Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 6% GMWB With Annual Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA.  Each time you make a premium payment, the GWB is increased by the amount of the net premium payment.  Also, the GAWA will increase by 6% of the net premium payment or 6% of the increase in the GWB, if the maximum GWB is reached.  We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future.  In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s), likely reducing the GAWA, too.  Recalculation of the GWB and GAWA may result in reducing or extending the payout period.  Examples 4, 5, and 7 in Appendix D illustrate the impact of such withdrawals.

For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than GAWA to meet the Contract's required minimum distributions (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees.  Examples 4, 5, and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “Required Minimum Distribution Calculations” below for more information.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA or RMD, as applicable, the GWB is equal to the greater of:

●	the GWB prior to the partial withdrawal less the partial withdrawal; or
●	zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA or RMD, as applicable, the GAWA is the lesser of:

●	the GAWA prior to the partial withdrawal; or
●	the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after December 3, 2007, the GWB is equal to the greater of:

●
the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

●	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after December 3, 2007, the GAWA is equal to the lesser of:

●	the GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, or
●	the GWB after the partial withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	the total amount of the current partial withdrawal, or
●	the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before December 3, 2007, the GWB is equal to the lesser of:

●	the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or
●	the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before December 3, 2007, the GAWA is equal to the lesser of:

●	the GAWA prior to the partial withdrawal, or
●	the GWB after the partial withdrawal, or
●	6% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

Consistent with the explanation above, withdrawals greater than the GAWA or RMD, as applicable, may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix D).  For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Interest Rate Adjustments.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.   For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 220.

Required Minimum Distribution Calculations.  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Code, RMDs are calculated and taken on a calendar year basis.  But with the 6% GMWB With Annual Step-Up, GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2009 Contract Year (ending June 30) is $10.  The RMD requirements for calendar years 2008 and 2009 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2008 and $8 in each of the two halves of calendar year 2009, then at the time the withdrawal in the first half of calendar year 2009 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2009 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1938, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2008 RMD) until March 30, 2009, he may still take the 2009 RMD before the next Contract Year begins, June 30, 2009 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2009 RMD) after June 30, 2009, he should wait until the next Contract Year begins (that is after June 30, 2010) to take his third RMD (the 2010 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that the 6% GMWB With Annual Step-Up ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Step-Up. Step-Ups with the 6% GMWB With Annual Step-Up reset your GWB to the greater of Contract Value or the GWB before step-up, and GAWA becomes the greater of 6% of the new GWB or GAWA before step-up.  Step-Ups occur automatically upon each of the first 12 Contract Anniversaries from the endorsement's effective date, then on or after the 13th Contract Anniversary, at any time upon your request, so long as there is at least one year between step-ups.  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.  In addition, the GWB can never be more than $5 million with a Step-Up.  The request will be processed and effective on the day we receive the request in Good Order.  Before deciding to “step-up,” please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Spousal Continuation.  If you die before annuitizing a Contract with the 6% GMWB With Annual Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero.  Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner.  If the spouse continues the Contract and the 6% GMWB With Annual Step-Up endorsement already applies to the Contract, the 6% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation.  Step-Ups will continue automatically or as permitted (as described above), and Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date.  Upon spousal continuation of a Contract without the 6% GMWB With Annual Step-Up, if the 6% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination.  The 6% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge on the date you annuitize or surrender the Contract.  In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 6% GMWB With Annual Step-Up.  The 6% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the Beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted – whichever occurs first.

Contract Value Is Zero.  If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid automatically to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase.  The total annual payment will equal the GAWA, but will not exceed the current GWB.  The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value.  Upon your death as the Owner, your Beneficiary will receive the scheduled payments.  No other death benefit will be paid.

Annuitization.  If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option.  This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select.  If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 59 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  The purchase of the 6% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract.  Please consult your tax and financial advisors on this and other matters prior to electing the 6% GMWB With Annual Step-Up.

Conversion.  You may convert this 6% GMWB With Annual Step-Up to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom 6 GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom 6 GMWB with Joint Option).  Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract.  For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit.  Conversion is permitted on any Contract Anniversary before July 2, 2011.  (The date by which conversion is required may vary by state and could be later than July 2, 2011.  Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state.  Our contact information is on the cover page of this prospectus.)  A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion.  This Contract Value is determined after the deduction of any charges for the 6% GMWB With Annual Step-Up that are due upon termination of the original endorsement.  Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion.  (See Example 1c in Appendix D.)  Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement.  We will send you the new endorsement.  Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you.  The charge of the new benefit will be higher than that currently charged for this 6% GMWB With Annual Step-Up.  Conversion is not a right under the Contract or endorsement.  We currently allow conversions, and we may discontinue doing so at any time in the future.  In addition, no more than two GMWB conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 6% GMWB With Annual Step-Up.  Converting your 6% GMWB With Annual Step-Up to LifeGuard Freedom 6 GMWB or LifeGuard Freedom 6 GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups.  It would also be advantageous if you desire lifetime income versus a return of premium guarantee.  Additionally, conversion to LifeGuard Freedom 6 GMWB with Joint Option will provide spousal continuation of the lifetime income feature.  However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit.  Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner’s (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom 6 GMWB or the youngest Covered Life’s attained age of 59 1/2 for LifeGuard Freedom 6 GMWB with Joint Option.  Because the GAWA percentage under LifeGuard Freedom 6 GMWB and LifeGuard Freedom 6 GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your 6% GMWB With Annual Step-Up would be equal to the Contract Value at the time of the conversion.  As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion.  In addition, the new GAWA will be based on the new GWB of the new benefit after conversion.  (See Example 1 in Appendix D.)

Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.
5% Guaranteed Minimum Withdrawal Benefit Without Step-Up (“MarketGuard 5”).  The following description is supplemented by some examples in Appendix D that may assist you in understanding how calculations are made in certain circumstances.

PLEASE NOTE:  EFFECTIVE OCTOBER 6, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB Without Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value.  The 5% GMWB Without Step-Up is not available on a Contract that already has a GMWB (one GMWB only per Contract) or a Guaranteed Minimum Income Benefit (GMIB).  We may further limit the availability of this optional endorsement.  Once selected, the 5% GMWB Without Step-Up cannot be canceled.  If you select the 5% GMWB Without Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB.  The GWB will not include any Contract Enhancement.  The 5% GMWB Without Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order.  If you select the 5% GMWB Without Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added.  In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix D).  The GWB can never be more than $5 million, and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (see below).  Upon selection, the GAWA is equal to 5% of the GWB.  The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%.  However, withdrawals are not cumulative.  If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year.  If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced.  The GAWA can be divided up and taken on a payment schedule that you request.  You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges, Contract Enhancement recapture charges, and Interest Rate Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB Without Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA.  Each time you make a premium payment, the GWB is increased by the amount of the net premium payment.  Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached.  We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future.  In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s) and even reset to the then current Contract Value, likely reducing the GAWA, too.  Recalculation of the GWB and GAWA may result in reducing or extending the payout period.  Examples 4, 5, and 7 in Appendix D illustrate the impact of such withdrawals.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

•	the GWB prior to the partial withdrawal less the partial withdrawal; or
•	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

•	the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or
•	the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.
If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

•	the GAWA prior to the partial withdrawal; or
•	the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

•	the GAWA prior to the partial withdrawal; or
•	the GWB after the partial withdrawal; or
•	5% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

Consistent with the explanation above, withdrawals greater than the GAWA or RMD, as applicable, may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix D).  For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Interest Rate Adjustments.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax qualified and non-qualified Contracts, please see “TAXES” beginning on page 220.

For certain tax-qualified Contracts, the 5% GMWB Without Step-Up allows for withdrawals greater than GAWA to meet the RMDs under the Internal Revenue Code (Code) without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.

Required Minimum Distribution Calculations.  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Code, RMDs are calculated and taken on a calendar year basis.  But with the 5% GMWB Without Step-Up, GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2009 Contract Year (ending June 30) is $10.  The RMD requirements for calendar years 2008 and 2009 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2008 and $8 in each of the two halves of calendar year 2009, then at the time the withdrawal in the first half of calendar year 2009 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2009 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1938, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2008 RMD) until March 30, 2009, he may still take the 2009 RMD before the next Contract Year begins, June 30, 2009 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2009 RMD) after June 30, 2009, he should wait until the next Contract Year begins (that is after June 30, 2010) to take his third RMD (the 2010 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that the 5% GMWB Without Step-Up ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Spousal Continuation.  If you die before annuitizing a Contract with the 5% GMWB Without Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero.  Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner.  If the spouse continues the Contract and the 5% GMWB Without Step-Up endorsement already applies to the Contract, the 5% GMWB Without Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation.  Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date.  Upon spousal continuation of a Contract without the 5% GMWB Without Step-Up, if the 5% GMWB Without Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination.  The 5% GMWB Without Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge on the date you annuitize or surrender the Contract.  In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB Without Step-Up.  The 5% GMWB Without Step-Up also terminates: with the Contract upon your death (unless the Beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted – whichever occurs first.

Contract Value Is Zero.  If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase.  The total annual payment will equal the GAWA, but will not exceed the current GWB.  The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value.  Upon your death as the Owner, your Beneficiary will receive the scheduled payments.  No other death benefit will be paid.

Annuitization.  If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option.  This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select.  If you should die (assuming you are the Annuitant) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 59 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  The purchase of the 5% GMWB Without Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB Without Step-Up.

Conversion.  You may convert this 5% GMWB Without Step-Up to the 5% GMWB With Annual Step-Up (AutoGuard 5); the 6% GMWB With Annual Step-Up (AutoGuard 6); the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom 6 GMWB); or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom 6 GMWB with Joint Option).  Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract.  For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit.  Conversion is permitted on any Contract Anniversary before July 2, 2011.  (The date by which conversion is required may vary by state and could be later than July 2, 2011.  Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state.  Our contact information is on the cover page of this prospectus.)  A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion.  This Contract Value is determined after the deduction of any charges for the 5% GMWB Without Step-Up that are due upon termination of the original endorsement.  Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion.  (See Example 1c in Appendix D.)  Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement.  We will send you the new endorsement.  Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you.  The charge of the new benefit will be higher than that currently charged for this 5% GMWB Without Step-Up.  Conversion is not a right under the Contract or endorsement.  We currently allow conversions, and we may discontinue doing so at any time in the future.  In addition, no more than two GMWB conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 5% GMWB Without Step-Up.  Converting your 5% GMWB Without Step-Up to AutoGuard 5 or AutoGuard 6 may be advantageous if you desire the potential for automatic annual Step-Ups of the GWB for a period of no less than 12 years rather than no Step-Ups.  The annual Step-Ups may result in a higher GWB and, subsequently, a higher GAWA.  You will also be receiving the same GAWA percentage of 5% for AutoGuard 5, and a higher GAWA percentage of 6% for AutoGuard 6, instead of the current 5% you are receiving under your 5% GMWB Without Step-Up.  However, as stated above, you will be increasing the cost of your GMWB when converting to the new benefit.

Converting your 5% GMWB Without Step-Up to LifeGuard Freedom 6 GMWB or LifeGuard Freedom 6 GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups.  It would also be advantageous if you desire lifetime income versus a return of premium guarantee.  Additionally, conversion to LifeGuard Freedom 6 GMWB with Joint Option will provide spousal continuation of the lifetime income feature.  However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit.  Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner’s (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom 6 GMWB or the youngest Covered Life’s attained age of 59 1/2 for LifeGuard Freedom 6 GMWB with Joint Option.  Because the GAWA percentage under LifeGuard Freedom 6 GMWB and LifeGuard Freedom 6 GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your 5% GMWB Without Step-Up would be equal to the Contract Value at the time of the conversion.  As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion.  In addition, the new GAWA will be based on the new GWB of the new benefit after conversion.  (See Example 1 in Appendix D.)

Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector”).  The following description of this GMWB is supplemented by the examples in Appendix D, particularly examples 6 and 7 for the Step-Ups and example 9 for the For Life guarantees.

PLEASE NOTE:  EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;
The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.
For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday).  If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.
Or
●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.
The GWB is the guaranteed amount available for future periodic withdrawals.
Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB).  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  Otherwise, ownership changes are not allowed.  Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added	The GWB equals initial premium net of any applicable premium taxes.
to the Contract on the Issue Date –	The GAWA equals 5% of the GWB.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the applicable recapture charge on any Contract Enhancement.
The GAWA equals 5% of the GWB.

PLEASE NOTE:  At the time the For Life Guarantee becomes effective, the GAWA is reset to equal 5% of the then current GWB.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-up), and the GWB is reduced by each withdrawal.

Withdrawals.  Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The two tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, is less	●	The GWB before the withdrawal less the withdrawal; Or
than or equal to the greater of the GAWA or RMD, as	●	Zero.
applicable –	The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to the Contract Value (less any recapture charge on any Contract Enhancement).  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus	The GWB is recalculated, equaling the lesser of:
all prior withdrawals in the current Contract Year,	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
exceeds the greater of the GAWA or RMD, as applicable–	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
	●	5% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or
	●	The greater of 5% of the GWB after the withdrawal, or zero.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Interest Rate Adjustment.  For more information, please see “THE FIXED ACCOUNT” beginning on page 18.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax qualified and non-qualified Contracts, please see “TAXES” beginning on page 220.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2009 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2008 and 2009 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2008 and $8 in each of the two halves of calendar year 2009, then at the time the withdrawal in the first half of calendar year 2009 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2009 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1938, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2008 RMD) until March 30, 2009, he may still take the 2009 RMD before the next Contract Year begins, June 30, 2009 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2009 RMD) after June 30, 2009, he should wait until the next Contract Year begins (that is after June 30, 2010) to take his third RMD (the 2010 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent premium payment on the	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
Contract –	The GAWA is also recalculated, increasing by:
	●	5% of the premium net of any applicable premium taxes; Or
	●	5% of the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”).  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a Step-Up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	●	5% of the new GWB; Or
	●	The GAWA before the Step-Up.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date.  Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

Contract Value Is Zero.  With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase.  Payments are made on the periodic basis you elect, but no less frequently than annually.

After each payment when the	The GWB is recalculated, equaling the greater of:
Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder.  All other rights under your Contract cease, except for the right to change Beneficiaries.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no other death benefit is payable.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

	○	Upon the Owner's death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
	○	Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.
	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
●	Continue the Contract without this GMWB (GMWB is terminated).
●
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 219.

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 59 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Conversion.  You may convert this 5% for Life GMWB With Annual Step-Up to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom 6 GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom 6 GMWB with Joint Option).  Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract.  For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit.  Conversion is permitted on any Contract Anniversary before July 2, 2011.  (The date by which conversion is required may vary by state and could be later than July 2, 2011.  Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state.  Our contact information is on the cover page of this prospectus.)  A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion.  This Contract Value is determined after the deduction of any charges for the 5% for Life GMWB With Annual Step-Up that are due upon termination of the original endorsement.  Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion.  (See Example 1c in Appendix D.)  Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement.  We will send you the new endorsement.  Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you.  The charge of the new benefit will be higher than that currently charged for this 5% for Life GMWB With Annual Step-Up.  Conversion is not a right under the Contract or endorsement.  We currently allow conversions, and we may discontinue doing so at any time in the future.  In addition, no more than two GMWB conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 5% for Life GMWB With Annual Step-Up.  Converting your 5% for Life GMWB With Annual Step-Up to LifeGuard Freedom 6 GMWB or LifeGuard Freedom 6 GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups.  Additionally, the For Life Guarantee is effective on the Contract Anniversary on or immediately following the Owner’s (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom 6 GMWB or the youngest Covered Life’s attained age of 59 1/2 for LifeGuard Freedom 6 GMWB with Joint Option, instead of the attained age of 65 under your 5% for Life GMWB With Annual Step-Up.  Furthermore, conversion to LifeGuard Freedom 6 GMWB with Joint Option will provide spousal continuation of the lifetime income feature.  However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit.  Because the GAWA percentage under LifeGuard Freedom 6 GMWB and LifeGuard Freedom 6 GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your 5% for Life GMWB With Annual Step-Up would be equal to the Contract Value at the time of the conversion.  As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion.  In addition, the new GAWA will be based on the new GWB of the new benefit after conversion.  (See Example 1 in Appendix D.)

Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Advantage”).  The following description of this GMWB is supplemented by the examples in Appendix D, particularly examples 6 and 7 for the Step-Ups, example 8 for the bonus and example 9 for the For Life guarantees.

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners.  For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 60th birthday (or with joint Owners, the oldest Owner's 60th birthday).  If the Owner (or oldest Owner) is 60 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If this GMWB was added to your Contract prior to December 3, 2007, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday).  If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

●
With this GMWB, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB, including any bonus opportunity, are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB).  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  Otherwise, ownership changes are not allowed.  Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added	The GWB equals initial premium net of any applicable premium taxes.
to the Contract on the Issue Date –	The GAWA equals 5% of the GWB.

When this GMWB is added to the Contract on any Contract	The GWB equals Contract Value less the applicable recapture charge on any Contract Enhancement.
Anniversary –	The GAWA equals 5% of the GWB.

PLEASE NOTE:  At the time the For Life Guarantee becomes effective, the GAWA is reset to equal 5% of the then current GWB.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-up), and the GWB is reduced by each withdrawal.

Withdrawals.  Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The two tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMDs without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current	●	The GWB before the withdrawal less the withdrawal; Or
Contract Year, is less than or	●	Zero.
equal to the greater of the GAWA	The GAWA:
or RMD, as applicable –	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable, and this endorsement was added to your	●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

Contract on or after	●	Zero.
December 3, 2007 –	The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:
• The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or
• The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, Or
●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

When a withdrawal, plus all	The GWB is recalculated, equaling the lesser of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD,	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
as applicable, and this endorsement was added to	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
your Contract before December 3, 2007 –	The GAWA is recalculated, equaling the lesser of:
	●	5% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or
	●	The greater of 5% of the GWB after the withdrawal, or zero.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Interest Rate Adjustment.  For more information, please see “THE FIXED ACCOUNT” beginning on page 18.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax qualified and non-qualified Contracts, please see “TAXES” beginning on page 220.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2009 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2008 and 2009 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2008 and $8 in each of the two halves of calendar year 2009, then at the time the withdrawal in the first half of calendar year 2009 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2009 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1938, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2008 RMD) until March 30, 2009, he may still take the 2009 RMD before the next Contract Year begins, June 30, 2009 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2009 RMD) after June 30, 2009, he should wait until the next Contract Year begins (that is after June 30, 2010) to take his third RMD (the 2010 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent premium payment on the	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
Contract –	The GAWA is also recalculated, increasing by:
	●	5% of the premium net of any applicable premium taxes; Or
	●	5% of the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”).  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a Step-Up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	●	5% of the new GWB; Or
	●	The GAWA before the Step-Up.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date.  Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

Contract Value Is Zero.  With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase.  Payments are made on the periodic basis you elect, but no less frequently than annually.

After each payment when	The GWB is recalculated, equaling the greater of:
The Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder.  All other rights under your Contract cease, except for the right to change Beneficiaries.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no other death benefit is payable.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

	○	Upon the Owner's death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
	○	Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.
	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
●	Continue the Contract without this GMWB (GMWB is terminated).
●
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 219.

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 59 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  The bonus is a percentage of a sum called the Bonus Base (defined below).  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% (5% if this GMWB is added to the Contract prior to June 4, 2007) and is based on a sum that may vary after this GMWB is added to the Contract (the “Bonus Base”), as described immediately below.

●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.
●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The Bonus is available for a limited time (the “Bonus Period”). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:
●	The tenth Contract Anniversary after the effective date of the endorsement;
●	The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or
●	The date Contract Value is zero.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.
When the bonus is applied:

●	The GWB is recalculated, increasing by 6% (5% if this GMWB is added to the Contract prior to June 4, 2007) of the Bonus Base.
●	The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base.

Conversion.  You may convert this 5% for Life GMWB With Bonus and Annual Step-Up to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom 6 GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom 6 GMWB with Joint Option).  Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract.  For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit.  Conversion is permitted on any Contract Anniversary before July 2, 2011.  (The date by which conversion is required may vary by state and could be later than July 2, 2011.  Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state.  Our contact information is on the cover page of this prospectus.)  A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion.  This Contract Value is determined after the deduction of any charges for the 5% for Life GMWB With Bonus and Annual Step-Up that are due upon termination of the original endorsement.  Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion.  (See Example 1c in Appendix D.)  Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement.  We will send you the new endorsement.  Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you.  Depending on the age at which you convert, the charge of LifeGuard Freedom 6 GMWB may be higher than that currently charged for this 5% for Life GMWB With Bonus and Annual Step-Up.  The charge of LifeGuard Freedom 6 GMWB with Joint Option will be higher than that currently charged for this For Life GMWB With Bonus and Annual Step-Up.  Conversion is not a right under the Contract or endorsement.  We currently allow conversions, and we may discontinue doing so at any time in the future.  In addition, no more than two GMWB conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 5% for Life GMWB With Bonus and Annual Step-Up.  Converting your 5% for Life GMWB With Bonus and Annual Step-Up to LifeGuard Freedom 6 GMWB or LifeGuard Freedom 6 GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups.  Additionally, the For Life Guarantee is effective on the Contract Anniversary on or immediately following the Owner’s (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom 6 GMWB or the youngest Covered Life’s attained age of 59 1/2 for LifeGuard Freedom 6 GMWB with Joint Option, instead of the attained age of 60 (attained age 65 if this GMWB was added to your Contract prior to December 3, 2007) under your 5% for Life GMWB With Bonus and Annual Step-Up.  Because the GAWA percentage under LifeGuard Freedom 6 GMWB and LifeGuard Freedom 6 GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.  Conversion to LifeGuard Freedom 6 GMWB with Joint Option will provide spousal continuation of the lifetime income feature.  Depending on the age at which you convert, you may be increasing the cost of your GMWB when converting to LifeGuard Freedom 6 GMWB.  And you will be increasing the cost of your GMWB when converting to LifeGuard Freedom 6 GWMB with Joint Option.

Finally, the new GWB upon any conversion of your 5% for Life GMWB With Bonus and Annual Step-Up would be equal to the Contract Value at the time of the conversion.  As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion.  In addition, the new GAWA will be based on the new GWB of the new benefit after conversion.  (See Example 1 in Appendix D.)

Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up (“LifeGuard Protector Plus”).  The following description of this GMWB is supplemented by the examples in Appendix D, particularly examples 6 and 7 for the Step-Ups, example 8 for the bonus and example 9 for the For Life guarantees.

PLEASE NOTE:  EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners.  For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday).  If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

●
With this GMWB, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB, including any bonus opportunity, are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB).  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  Otherwise, ownership changes are not allowed.  Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added	The GWB equals initial premium net of any applicable premium taxes.
to the Contract on the Issue Date –	The GAWA equals 5% of the GWB.

When this GMWB is added to the Contract on any Contract	The GWB equals Contract Value less the applicable recapture charge on any Contract Enhancement.
Anniversary –	The GAWA equals 5% of the GWB.

PLEASE NOTE:  At the time the For Life Guarantee becomes effective, the GAWA is reset to equal 5% of the then current GWB.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-up), and the GWB is reduced by each withdrawal.

Withdrawals.  Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The two tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMDs without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in	The GWB is recalculated, equaling the greater of:
the current Contract Year, is less than or equal to the	●	The GWB before the withdrawal less the withdrawal; Or
greater of the GAWA or RMD, as applicable –	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and keep the guarantees of this GMWB in full effect does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to the Contract Value (less any recapture charge on any Contract Enhancement).  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all	The GWB is recalculated, equaling the lesser of:
prior withdrawals in the current Contract Year, exceeds	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
the greater of the GAWA or RMD, as applicable –	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
	●	5% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or
	●	The greater of 5% of the GWB after the withdrawal, or zero.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Interest Rate Adjustment.  For more information, please see “THE FIXED ACCOUNT” beginning on page 18.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax qualified and non-qualified Contracts, please see “TAXES” beginning on page 220.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2009 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2008 and 2009 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2008 and $8 in each of the two halves of calendar year 2009, then at the time the withdrawal in the first half of calendar year 2009 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2009 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1938, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2008 RMD) until March 30, 2009, he may still take the 2009 RMD before the next Contract Year begins, June 30, 2009 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2009 RMD) after June 30, 2009, he should wait until the next Contract Year begins (that is after June 30, 2010) to take his third RMD (the 2010 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent premium payment on the	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
Contract –	The GAWA is also recalculated, increasing by:
	●	5% of the premium net of any applicable premium taxes; Or
	●	5% of the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”).  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a Step-Up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	●	5% of the new GWB; Or
	●	The GAWA before the Step-Up.

The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract.  During the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.  Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

Contract Value Is Zero.  With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase.  Payments are made on the periodic basis you elect, but no less frequently than annually.

After each payment when the	The GWB is recalculated, equaling the greater of:
Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder.  All other rights under your Contract cease, except for the right to change Beneficiaries.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no other death benefit is payable.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract in Good Order is called the Continuation Date.)

	○	Upon the Owner's death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
○
The Beneficiary is also allowed a Step-Up.  The Step-Up may only be elected on the first Contract Anniversary on or after the Continuation Date, which is the date the Beneficiary's election to continue the Contract is in Good Order.  Otherwise, the above rules for Step-Ups apply.

	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
●	Continue the Contract without this GMWB (GMWB is terminated).
●
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 219.

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract Value is zero.
Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 59 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8.  The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  The bonus is a percentage of a sum called the Bonus Base (defined below).  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the “Bonus Base”), as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.
●	With any Step-Up, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The Bonus is available for a limited time (the “Bonus Period”). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:
●	The tenth Contract Anniversary after the effective date of the endorsement;
●	The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or
●	The date Contract Value is zero.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.
When the bonus is applied:

●	The GWB is recalculated, increasing by 5% of the Bonus Base.
●	The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base.

Conversion.  You may convert this 5% for Life GMWB With Bonus and Five-Year Step-Up to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom 6 GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom 6 GMWB with Joint Option).  Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract.  For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit.  Conversion is permitted on any Contract Anniversary before July 2, 2011.  (The date by which conversion is required may vary by state and could be later than July 2, 2011.  Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state.  Our contact information is on the cover page of this prospectus.)  A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion.  This Contract Value is determined after the deduction of any charges for the 5% for Life GMWB With Bonus and Five-Year Step-Up that are due upon termination of the original endorsement.  Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion.  (See Example 1c in Appendix D.)  Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement.  We will send you the new endorsement.  Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you.  The charge of the new benefit will be higher than that currently charged for this 5% for Life GMWB With Bonus and Five-Year Step-Up.  Conversion is not a right under the Contract or endorsement.  We currently allow conversions, and we may discontinue doing so at any time in the future.  In addition, no more than two GMWB conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 5% for Life GMWB With Bonus and Five-Year Step-Up.  Converting your 5% for Life GMWB With Bonus and Five-Year Step-Up to LifeGuard Freedom 6 GMWB or LifeGuard Freedom 6 GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups.  Additionally, the For Life Guarantee is effective on the Contract Anniversary on or immediately following the Owner’s (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom 6 GMWB or the youngest Covered Life’s attained age of 59 1/2 for LifeGuard Freedom 6 GMWB with Joint Option, instead of the attained age of 65 under your 5% for Life GMWB With Bonus and Five-Year Step-Up.  Furthermore, conversion to LifeGuard Freedom 6 GMWB with Joint Option will provide spousal continuation of the lifetime income feature.  However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit.  Because the GAWA percentage under LifeGuard Freedom 6 GMWB and LifeGuard Freedom 6 GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your 5% for Life GMWB With Bonus and Five-Year Step-Up would be equal to the Contract Value at the time of the conversion.  As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion.  In addition, the new GAWA will be based on the new GWB of the new benefit after conversion.  (See Example 1 in Appendix D.)

Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector With Joint Option”).  The description of this GMWB is supplemented by the examples in Appendix D, particularly examples 6 and 7 for the Step-Ups and example 10 for the For Life Guarantee.

PLEASE NOTE:  EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”

The Owners cannot be subsequently changed and new Owners cannot be added.  Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries.  The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person.  Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living.  If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life.  Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life's 65th birthday.  If the youngest Covered Life is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range).  If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the Contract Value will be adjusted by the difference between the charges actually paid and the charges that would have been paid assuming the correct age.  Future GMWB charges will be based on the correct age.  If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and, if added prior to January 16, 2007, it cannot be canceled except by a spousal Beneficiary, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  If this GMWB is added on January 16, 2007 or later, then it cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation.  Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB).  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is the maximum of the Guaranteed Annual Withdrawal Amount (GAWA) or the required minimum distribution. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the	The GWB equals initial premium net of any applicable premium taxes.
Contract on the Issue Date –	The GAWA equals 5% of the GWB.

When this GMWB is added to the Contract on any Contract	The GWB equals Contract Value less the applicable recapture charge on any Contract Enhancement.
Anniversary –	The GAWA equals 5% of the GWB.

PLEASE NOTE:  At the time the For Life Guarantee becomes effective, the GAWA is reset to equal 5% of the then current GWB.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-up), and the GWB is reduced by each withdrawal.

Withdrawals.  Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The two tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the	●	The GWB before the withdrawal less the withdrawal; Or
current Contract Year, is less	●	Zero.
than or equal to the greater of	The GAWA:
the GAWA or RMD, as applicable –	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to the Contract Value (less any recapture charge on any Contract Enhancement).  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.
When a withdrawal, plus all	The GWB is recalculated, equaling the lesser of:
prior withdrawals in the current Contract Year,	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
exceeds the greater of the GAWA or RMD, as	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
applicable–	The GAWA is recalculated, equaling the lesser of:
	●	5% of the Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
	●	The greater of 5% of the GWB after the withdrawal, or zero.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Interest Rate Adjustment.  For more information, please see “THE FIXED ACCOUNT” beginning on page 18. Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 220.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2009 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2008 and 2009 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2008 and $8 in each of the two halves of calendar year 2009, then at the time the withdrawal in the first half of calendar year 2009 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2009 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1938, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2008 RMD) until March 30, 2009, he may still take the 2009 RMD before the next Contract Year begins, June 30, 2009 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2009 RMD) after June 30, 2009, he should wait until the next Contract Year begins (that is after June 30, 2010) to take his third RMD (the 2010 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
The GAWA is also recalculated, increasing by:
	●	5% of the premium net of any applicable premium taxes; Or
	●	5% of the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”).  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a Step-Up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	●	5% of the new GWB; Or
	●	The GAWA before the Step-Up.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date.  Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force and before the Income Date, this GMWB terminates without value unless continued by the spouse.  Please see the information beginning on page 103 regarding the required ownership and Beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint 5% For Life GMWB With Annual Step-Up benefit.

Contract Value Is Zero.  With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase.  Payments are made on the periodic basis you elect, but no less frequently than annually.

After each payment when the	The GWB is recalculated, equaling the greater of:
Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder.  All other rights under your Contract cease, except for the right to change Beneficiaries.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no other death benefit is payable.

Spousal Continuation.  In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

●
Continue the Contract with this GMWB – so long as the Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

○
If the surviving spouse is a Covered Life and the For Life Guarantee is already in effect, then the For Life Guarantee remains effective on and after the Continuation Date.  If the For Life Guarantee is not already in effect and the surviving spouse is a Covered Life, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest original Covered Life's 65th birthday, and the above rules for the For Life Guarantee apply.  The effective date of the For Life Guarantee will be set on the effective date of the endorsement.

If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.
○
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.  The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

	○	Step-Ups will continue automatically or as permitted in accordance with the above rules for Step-Ups.
	○	Contract Anniversaries will continue to be based on the original Contract's Issue Date.
	○	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.
●	Continue the Contract without this GMWB (GMWB is terminated) if the GMWB was added to the Contract prior to January 16, 2007. Thereafter, no GMWB charge will be assessed.
●
Continue the Contract without this GMWB (GMWB is terminated) if this GMWB was added to the Contract on January 16, 2007 or later and if the surviving spouse is not a Covered Life.  Thereafter, no GMWB charge will be assessed.  If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

●
Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 219.

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
●
The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

●	The Continuation Date on a Contract in which this GMWB was added prior to January 16, 2007 if the spousal Beneficiary elects to continue the Contract without the GMWB;
●
The Continuation Date on a Contract in which this GMWB was added on January 16, 2007 or later, if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

●	The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

Joint Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life.  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 59 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Conversion.  You may convert this Joint 5% for Life GMWB With Annual Step-Up to the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom 6 GMWB with Joint Option).  Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract.  For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit.  In addition, Covered Lives must remain the same upon conversion.  Conversion is permitted on any Contract Anniversary before July 2, 2011.  (The date by which conversion is required may vary by state and could be later than July 2, 2011.  Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state.  Our contact information is on the cover page of this prospectus.)  A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion.  This Contract Value is determined after the deduction of any charges for the Joint 5% for Life GMWB With Annual Step-Up that are due upon termination of the original endorsement.  Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion.  (See Example 1c in Appendix D.)  Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement.  We will send you the new endorsement.  Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you.  The charge of the new benefit will be higher than that currently charged for this Joint 5% for Life GMWB With Annual Step-Up.  Conversion is not a right under the Contract or endorsement.  We currently allow conversions, and we may discontinue doing so at any time in the future.  In addition, no more than two GMWB conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your Joint 5% for Life GMWB With Annual Step-Up.  Converting your Joint 5% for Life GMWB With Annual Step-Up to LifeGuard Freedom 6 GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups.  Additionally, the For Life Guarantee is effective on the Contract Anniversary on or immediately following the youngest Covered Life’s attained age of 59 1/2 for LifeGuard Freedom 6 GMWB with Joint Option, instead of the attained age of 65 under your Joint 5% for Life GMWB With Annual Step-Up.  However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit.  Because the GAWA percentage under LifeGuard Freedom 6 GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your Joint 5% for Life GMWB With Annual Step-Up would be equal to the Contract Value at the time of the conversion.  As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion.  In addition, the new GAWA will be based on the new GWB of the new benefit after conversion.  (See Example 1 in Appendix D.)

Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up (“LifeGuard Protector Plus With Joint Option”). The description of this GMWB is supplemented by the examples in Appendix D, particularly examples 6 and 7 for the Step-Ups, example 8 for the bonus and examples 9 and 10 for the For Life Guarantees.

PLEASE NOTE:  EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”

The Owners cannot be subsequently changed and new Owners cannot be added.  Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries.  The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person.  Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living.  If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life.  Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life's 65th birthday.  If the youngest Covered Life is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range).  If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the Contract Value will be adjusted by the difference between the charges actually paid and the charges that would have been paid assuming the correct age.  Future GMWB charges will be based on the correct age.  If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and, if added prior to January 16, 2007, it cannot be canceled except by a Spousal Beneficiary, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  If this GMWB is added on January 16, 2007 or later, then it cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation.  Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB).  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is the maximum of the Guaranteed Annual Withdrawal Amount (GAWA) or the required minimum distribution. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added	The GWB equals initial premium net of any applicable premium taxes.
to the Contract on the Issue Date –	The GAWA equals 5% of the GWB.

When this GMWB is added to the Contract on any	The GWB equals Contract Value less the applicable recapture charge on any Contract Enhancement.
Contract Anniversary –	The GAWA equals 5% of the GWB.

PLEASE NOTE:  At the time the For Life Guarantee becomes effective, the GAWA is reset to equal 5% of the then current GWB.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-up), and the GWB is reduced by each withdrawal.

Withdrawals.  Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The two tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the	●	The GWB before the withdrawal less the withdrawal; Or
current Contract Year, is less than or equal to the greater of	●	Zero.
the GAWA or RMD, as	The GAWA:
applicable –	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to the Contract Value (less any recapture charge on any Contract Enhancement).  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all	The GWB is recalculated, equaling the lesser of:
prior withdrawals in the current Contract Year, exceeds the greater of the	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
GAWA or RMD, as applicable –	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
	●	5% of the Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
	●	The greater of 5% of the GWB after the withdrawal, or zero.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Interest Rate Adjustment.  For more information, please see “THE FIXED ACCOUNT” beginning on page 18.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 220.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceeds the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2009 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2008 and 2009 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2008 and $8 in each of the two halves of calendar year 2009, then at the time the withdrawal in the first half of calendar year 2009 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2009 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1938, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2008 RMD) until March 30, 2009, he may still take the 2009 RMD before the next Contract Year begins, June 30, 2009 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2009 RMD) after June 30, 2009, he should wait until the next Contract Year begins (that is after June 30, 2010) to take his third RMD (the 2010 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent premium payment on the	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
Contract –	The GAWA is also recalculated, increasing by:
	●	5% of the premium net of any applicable premium taxes; Or
	●	5% of the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”).  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a Step-Up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	●	5% of the new GWB; Or
	●	The GAWA before the Step-Up.

The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract.  During the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.  Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon the death of the sole Owner of a qualified Contract or upon the death of either joint Owner of a non-qualified Contract while the Contract is still in force and before the Income Date, this GMWB terminates without value unless continued by the spouse.  Please see the information beginning on page 110 regarding the required ownership and Beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint 5% For Life GMWB With Bonus and Five-Year Step-Up benefit.

Contract Value Is Zero.  With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase.  Payments are made on the periodic basis you elect, but no less frequently than annually.

After each payment when	The GWB is recalculated, equaling the greater of:
the Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder.  All other rights under your Contract cease, except for the right to change Beneficiaries.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no other death benefit is payable.

Spousal Continuation.  In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

●
Continue the Contract with this GMWB – so long as the Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

○
If the surviving spouse is a Covered Life and the For Life Guarantee is already in effect, then the For Life Guarantee remains effective on and after the Continuation Date.  If the For Life Guarantee is not already in effect and the surviving spouse is a Covered Life, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest original Covered Life's 65th birthday, and the above rules for the For Life Guarantee apply.  The effective date of the For Life Guarantee will be set on the effective date of the endorsement.

If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.
○
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.  The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

	○	The spouse may elect to step-up the Contract Value on the first Contract Anniversary on or immediately following the Continuation Date; otherwise the above rules for Step-Up apply.
	○	Bonuses will continue to apply according to the rules below for Bonuses.
	○	Contract Anniversaries and Contract Years will continue to be based on the original Contract's Issue Date.
	○	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.
●	Continue the Contract without this GMWB (GMWB is terminated) if the GMWB was added to the Contract prior to January 16, 2007. Thereafter, no GMWB charge will be assessed.
●
Continue the Contract without this GMWB (GMWB is terminated) if this GMWB was added to the Contract on January 16, 2007 or later and if the surviving spouse is not a Covered Life.  Thereafter, no GMWB charge will be assessed.  If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

●
Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 219.

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
●
The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

●	The Continuation Date on a Contract in which this GMWB was added prior to January 16, 2007 if the spousal Beneficiary elects to continue the Contract without the GMWB;
●
The Continuation Date on a Contract in which this GMWB was added on January 16, 2007 or later, if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

●	The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

Joint Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life.  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 59 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.
Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  The bonus is a percentage of a sum called the Bonus Base (defined below).  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the “Bonus Base”), as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the GAWA, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.
●	With any Step-Up, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The Bonus is available for a limited time (the “Bonus Period”). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:
●	The tenth Contract Anniversary after the effective date of the endorsement;
●	The Contract Anniversary on or immediately following the youngest joint Owner's 81st birthday; or
●	The date Contract Value is zero.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.
When the bonus is applied:

●	The GWB is recalculated, increasing by 5% of the Bonus Base.
●	The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base.

Conversion.  You may convert this Joint 5% for Life GMWB With Bonus and Five-Year Step-Up to the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom 6 GMWB with Joint Option).  Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract.  For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit.  In addition, Covered Lives must remain the same upon conversion.  Conversion is permitted on any Contract Anniversary before July 2, 2011.  (The date by which conversion is required may vary by state and could be later than July 2, 2011.  Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state.  Our contact information is on the cover page of this prospectus.)  A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion.  This Contract Value is determined after the deduction of any charges for the Joint 5% for Life GMWB With Bonus and Five-Year Step-Up that are due upon termination of the original endorsement.  Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion.  (See Example 1c in Appendix D.)  Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement.  We will send you the new endorsement.  Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you.  The charge of the new benefit will be higher than that currently charged for this Joint 5% for Life GMWB With Bonus and Five-Year Step-Up.  Conversion is not a right under the Contract or endorsement.  We currently allow conversions, and we may discontinue doing so at any time in the future.  In addition, no more than two GMWB conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your Joint 5% for Life GMWB With Bonus and Five-Year Step-Up.  Converting your Joint 5% for Life GMWB With Bonus and Five-Year Step-Up to LifeGuard Freedom 6 GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. Additionally, the For Life Guarantee is effective on the Contract Anniversary on or immediately following the youngest Covered Life’s attained age of 59 1/2 for LifeGuard Freedom 6 GMWB with Joint Option, instead of the attained age of 65 under your Joint 5% for Life GMWB With Bonus and Five-Year Step-Up.  However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit.  Because the GAWA percentage under LifeGuard Freedom 6 GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your Joint 5% for Life GMWB With Bonus and Five-Year Step-Up would be equal to the Contract Value at the time of the conversion.  As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion.  In addition, the new GAWA will be based on the new GWB of the new benefit after conversion.  (See Example 1 in Appendix D.)

Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent”). The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage and examples 6 and 7 for the Step-Ups.

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners.  There are also other GMWB options for joint owners that are spouses, as described below.
For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective when this GMWB is added to the Contract.
So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.
Or
●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.
The GWB is the guaranteed amount available for future periodic withdrawals.
Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who helped you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 85 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB).  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  Otherwise, ownership changes are not allowed.  When the Owner is a legal entity, changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to	The GWB equals initial premium net of any applicable premium taxes.
the Contract on the Issue Date –
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.
The For Life Guarantee becomes effective on the Contract Issue Date.

When this GMWB is added to the Contract on any Contract	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
Anniversary –
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.
The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-up), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, the For Life Guarantee is void.  However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee.  Please see the “Spousal Continuation” subsection below for more information.
Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal.  If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 59	4%
60 – 74	5%
75 – 84	6%
85+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The two tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the	●	The GWB before the withdrawal less the withdrawal; Or
current Contract Year, is less than or equal to the greater of	●	Zero.
the GAWA or RMD, as	The GAWA:
applicable –	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable, and this	●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

endorsement was added to	●	Zero.
your Contract on or after December 3, 2007 –	The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:
• The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or
• The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, or
●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

When a withdrawal, plus all	The GWB is recalculated, equaling the lesser of:
prior withdrawals in the current Contract Year,	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
exceeds the greater of the GAWA or RMD, as	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
applicable, and this endorsement was added to	The GAWA is recalculated, equaling the lesser of:
your Contract before December 3, 2007 –	●	The GAWA percentage multiplied by the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or
	●	The GAWA percentage multiplied by the GWB after the withdrawal.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an interest rate adjustment.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 220.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2009 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2008 and 2009 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2008 and $8 in each of the two halves of calendar year 2009, then at the time the withdrawal in the first half of calendar year 2009 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2009 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1938, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2008 RMD) until March 30, 2009, he may still take the 2009 RMD before the next Contract Year begins, June 30, 2009 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2009 RMD) after June 30, 2009, he should wait until the next Contract Year begins (that is after June 30, 2010) to take his third RMD (the 2010 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent premium payment on	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
the Contract –	If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”).  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Base (BDB).  The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.  Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals Contract Value (subject to a $5 million maximum).

If the Contract Value is greater than the BDB prior to the Step-Up then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.
If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date.  Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  However, automatic Step-Ups still occur and elected Step-Ups are still permitted even when the GWB is at the maximum of $5 million if the Contract Value is greater than the BDB and the GAWA percentage would increase.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero.  With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero.

After each payment when	The GWB is recalculated, equaling the greater of:
the Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually.  If you die before all scheduled payments are made, then your Beneficiary will receive the remainder.  All other rights under your Contract cease, except for the right to change Beneficiaries.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no other death benefit is payable.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

	○	Upon the Owner's death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
	○	Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.
	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
○
If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of death.  The GAWA percentage will not change on future Step-Ups, even if the Contract Value exceeds the BDB.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

●	Continue the Contract without this GMWB (GMWB is terminated).
●
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 219.

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 59 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Conversion.  You may convert this For Life GMWB With Annual Step-Up to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom 6 GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom 6 GMWB with Joint Option).  Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract.  For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit.  Conversion is permitted on any Contract Anniversary before July 2, 2011.  (The date by which conversion is required may vary by state and could be later than July 2, 2011.  Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state.  Our contact information is on the cover page of this prospectus.)  A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion.  This Contract Value is determined after the deduction of any charges for the For Life GMWB With Annual Step-Up that are due upon termination of the original endorsement.  Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion.  (See Example 1c in Appendix D.)  Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement.  We will send you the new endorsement.  Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you.  The charge of LifeGuard Freedom 6 GMWB will the same as that currently charged for this For Life GMWB With Annual Step-Up.  The charge of LifeGuard Freedom 6 GMWB with Joint Option will be higher than that currently charged for this For Life GMWB With Bonus and Annual Step-Up.  Conversion is not a right under the Contract or endorsement.  We currently allow conversions, and we may discontinue doing so at any time in the future.  In addition, no more than two GMWB conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your For Life GMWB With Annual Step-Up.  Converting your For Life GMWB With Annual Step-Up to LifeGuard Freedom 6 GMWB or LifeGuard Freedom 6 GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, annual Step-Ups of the GWB to the Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups.  In addition, conversion to LifeGuard Freedom 6 GMWB with Joint Option will provide spousal continuation of the lifetime income feature.  However, as noted above, you will be increasing the cost of your GMWB when converting to LifeGuard Freedom GWMB with Joint Option.  Furthermore, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner’s (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom 6 GMWB or the youngest Covered Life’s attained age of 59 1/2 for LifeGuard Freedom 6 GMWB with Joint Option instead of on the effective date of the endorsement under your For Life GMWB With Annual Step-Up.  Because the GAWA percentage under LifeGuard Freedom 6 GMWB and LifeGuard Freedom 6 GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your For Life GMWB With Annual Step-Up would be equal to the Contract Value at the time of the conversion.  As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion.  In addition, the new GAWA will be based on the new GWB of the new benefit after conversion.  (See Example 1 in Appendix D.)

Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent With Joint Option”).  The description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups and example 10 for the For Life guarantees.

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”

The Owners cannot be subsequently changed and new Owners cannot be added.  Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries.  The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person.  Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living.  If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life.  Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.
Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who helped you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 85 years old (proof of age is required and both Covered Lives must be within the eligible age range).  This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation.  Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB).  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to	The GWB equals initial premium net of any applicable premium taxes.
the Contract on the Issue Date –
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.
The For Life Guarantee becomes effective on the Contract Issue Date.

When this GMWB is added to the Contract on any Contract	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
Anniversary –
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.
The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-up), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal Beneficiary who is a Covered Life.  However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 59	4%
60 – 74	5%
75 – 84	6%
85+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, is less	●	The GWB before the withdrawal less the withdrawal; Or
than or equal to the greater of the GAWA or RMD, as	●	Zero.
applicable –	The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable, and this	●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

endorsement was added to	●	Zero.
your Contract on or after December 3, 2007 –	The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:
• The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or
• The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, or
●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

When a withdrawal, plus all	The GWB is recalculated, equaling the lesser of:
prior withdrawals in the current Contract Year,	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
exceeds the greater of the GAWA or RMD, as	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
applicable, and this endorsement was added to	The GAWA is recalculated, equaling the lesser of:
your Contract before December 3, 2007 –	●	The GAWA percentage multiplied by the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or
	●	The GAWA percentage multiplied by the GWB after the withdrawal.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an interest rate adjustment.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 220.

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2009 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2008 and 2009 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2008 and $8 in each of the two halves of calendar year 2009, then at the time the withdrawal in the first half of calendar year 2009 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2009 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1938, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2008 RMD) until March 30, 2009, he may still take the 2009 RMD before the next Contract Year begins, June 30, 2009 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2009 RMD) after June 30, 2009, he should wait until the next Contract Year begins (that is after June 30, 2010) to take his third RMD (the 2010 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”).  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Base (BDB).  The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.  Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals Contract Value (subject to a $5 million maximum).

If the Contract Value is greater than the BDB prior to the Step-Up then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.
If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date.  Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  However, automatic Step-Ups still occur and elected Step-Ups are still permitted even when the GWB is at the maximum of $5 million if the Contract Value is greater than the BDB and the GAWA percentage would increase.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value.  Please see the information beginning on page 125 regarding the required ownership and Beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Annual Step-Up benefit.

Contract Value Is Zero.  With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect, at least one Covered Life remains alive and the Contract is still in the accumulation phase.  Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero.

After each payment when the Contract	The GWB is recalculated, equaling the greater of:
Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but not less frequently than annually.  If you die before all scheduled payments are made, then your Beneficiary will receive the remainder of the GWB in the form of continuing scheduled payments.  All other rights under your Contract cease, except for the right to change Beneficiaries.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no other death benefit is payable.

Spousal Continuation.  In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

	○	If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.
If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.
○
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.  The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

	○	Step-Ups will continue automatically or as permitted in accordance with the above rules for Step-Ups.
	○	Contract Anniversaries will continue to be based on the original Contract's Issue Date.
	○	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.
○
If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of death.  The GAWA percentage will not change on future Step-Ups.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the additional Income Options available on the Latest Income Date.

	○	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.
●
Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life.  Thereafter, no GMWB charge will be assessed.  If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

●
Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 219.

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
●
The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

●	The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Joint Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life.  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 59 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Conversion.  You may convert this Joint For Life GMWB With Annual Step-Up to the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom 6 GMWB with Joint Option).  Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract.  For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit.  In addition, Covered Lives must remain the same upon conversion.  Conversion is permitted on any Contract Anniversary before July 2, 2011.  (The date by which conversion is required may vary by state and could be later than July 2, 2011.  Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state.  Our contact information is on the cover page of this prospectus.)  A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion.  This Contract Value is determined after the deduction of any charges for the Joint For Life GMWB With Annual Step-Up that are due upon termination of the original endorsement.  Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion.  (See Example 1c in Appendix D.)  Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement.  We will send you the new endorsement.  Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you.  The charge of the new benefit will be higher than that currently charged for this Joint For Life GMWB With Annual Step-Up.  Conversion is not a right under the Contract or endorsement.  We currently allow conversions, and we may discontinue doing so at any time in the future.  In addition, no more than two GMWB conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your Joint For Life GMWB With Annual Step-Up.  Converting your Joint For Life GMWB With Annual Step-Up to LifeGuard Freedom 6 GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, annual Step-Ups of the GWB to the Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups.  However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit.  Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the youngest Covered Life’s attained age of 59 1/2 for LifeGuard Freedom 6 GMWB with Joint Option instead of on the effective date of the endorsement under your For Life GMWB With Annual Step-Up.  Because the GAWA percentage under LifeGuard Freedom 6 GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your Joint For Life GMWB With Annual Step-Up would be equal to the Contract Value at the time of the conversion.  As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion.  In addition, the new GAWA will be based on the new GWB of the new benefit after conversion.  (See Example 1 in Appendix D.)

Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (“LifeGuard Freedom GMWB”). The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups and example 11 for the guaranteed withdrawal balance adjustment.

PLEASE NOTE:  EFFECTIVE SEPTEMBER 28, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners.  There are also other GMWB options for joint Owners that are spouses, as described below.
For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2.  If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If this GMWB was added to your Contract on or after October 6, 2008, but before January 12, 2009, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 63.  If the Owner (or oldest Owner) was 63 years old or older on the endorsement's effective date, then the For Life Guarantee became effective when this GMWB was added to the Contract.

The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation.  So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or
●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.
The GWB is the guaranteed amount available for future periodic withdrawals.
Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB).  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  Otherwise, ownership changes are not allowed.  When the Owner is a legal entity, changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to	The GWB equals initial premium net of any applicable premium taxes.
the Contract on the Issue Date –
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
Anniversary –
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancements, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up, the application of the GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, the For Life Guarantee is void.  However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal.  If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)

If this GMWB was added to your Contract on or after January 12, 2009, the GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 62	4%
63 – 74	5%
75 – 80	6%
81+	7%

If this GMWB was added to your Contract before January 12, 2009, the GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, is less	●	The GWB before the withdrawal less the withdrawal; Or
than or equal to the greater of the GAWA or RMD, as	●	Zero.
applicable –	The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is generally not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable–	●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:

• The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or

• The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, or
●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Interest Rate Adjustment.  For more information, please see “THE FIXED ACCOUNT” beginning on page 18.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 220.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2009 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2008 and 2009 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2008 and $8 in each of the two halves of calendar year 2009, then at the time the withdrawal in the first half of calendar year 2009 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2009 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1938, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2008 RMD) until March 30, 2009, he may still take the 2009 RMD before the next Contract Year begins, June 30, 2009 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2009 RMD) after June 30, 2009, he should wait until the next Contract Year begins (that is after June 30, 2010) to take his third RMD (the 2010 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment.  If this GMWB was added to your Contract on or after October 6, 2008 and no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70th birthday, Or
●	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.
●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment.  No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below).  Once the GWB is re-set, this GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value.  (Please see example 11 in Appendix D for an illustration of this GWB adjustment provision.)

Premiums.

With each subsequent premium payment	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
on the Contract –	If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a “Step-Up”).

If this GMWB was added to your Contract on or after October 6, 2008, then, in addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB).  The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.

Upon Step-Up, if the highest quarterly Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the Owner's attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume an Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the Owner is age 76, a Step-Up occurs and the highest quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the highest quarterly Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the highest quarterly Contract Value is greater than the BDB, the BDB is set equal to the highest quarterly Contract Value.

Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals the highest quarterly Contract Value (subject to a $5 million maximum).

If this GMWB was added to your Contract on or after October 6, 2008 and the highest quarterly Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the highest quarterly Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.
For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

The highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined.  The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all	The quarterly adjusted Contract Value is equal to the greater of:
prior withdrawals in the current Contract Year, is less than or	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
equal to the greater of the GAWA or RMD, as applicable –	●	Zero.

When a withdrawal, plus all	The quarterly adjusted Contract Value is equal to the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●
The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

FOR CONTRACTS TO WHICH THIS GMWB WAS ADDED ON OR AFTER OCTOBER 6, 2008, PLEASE NOTE: Withdrawals from the Contract reduce the GWB and highest quarterly Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the highest quarterly Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon Step-Up on or after the 5th Contract Anniversary (11th Contract Anniversary if this endorsement is added to the Contract before January 12, 2009) following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.50%.  You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.  You may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a Step-Up.  However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the highest quarterly Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of Step-Up, the highest quarterly Contract Value is $6 million, a Step-Up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the GAWA percentage for the Owner’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the	The GWB is recalculated, equaling the greater of:
Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually.  If you die, all rights under your Contract cease.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

	○	Upon the Owner's death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
	○	The GWB adjustment provision is void.
	○	Step-Ups will continue as permitted in accordance with the Step-Up rules above.
	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
○
If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the original Owner's (or oldest joint Owner's) attained age on the continuation date.  The GAWA percentage will not change on future Step-Ups, even if the Contract Value exceeds the BDB.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

●	Continue the Contract without this GMWB (GMWB is terminated).
●
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 219.

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
● The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
● The date all obligations under this GMWB are satisfied after the Contract has been terminated.
Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 59 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 7% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  This description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8.  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 7% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.
●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.
When the bonus is applied:

●	The GWB is recalculated, increasing by 7% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period.  If this GMWB is added to the Contract on or after October 6, 2008, the Bonus Period begins on the effective date of this GMWB endorsement.  In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the Owner’s (if Joint Owners, the oldest Owner’s) 80th birthday.  (See example below.)
The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus.  For example, assume this GMWB was added to a Contract on December 1, 2008.  At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement).  If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the Owner is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021.  Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the Owner is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033.  (Please also see Examples 6 and 7 in Appendix D for more information regarding the re-start provision.)

If this GMWB was added to the Contract before October 6, 2008, the Bonus Period runs from the date this GMWB was added to the Contract through the earliest of:
●	The tenth Contract Anniversary after the effective date of the endorsement;
●	The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or
●	The date Contract Value is zero.
If this GMWB was added to the Contract before October 6, 2008, there is no provision allowing the Bonus Period to restart.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (“LifeGuard Freedom GMWB With Joint Option”). The description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups, example 10 for the For Life guarantees and example 11 for the guaranteed withdrawal balance adjustment.

PLEASE NOTE:  EFFECTIVE SEPTEMBER 28, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”

The Owners cannot be subsequently changed and new Owners cannot be added.  Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries.  The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person.  Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living.  If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life.  Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

If this GMWB is added to your Contract on or after January 12, 2009, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 1/2.  If the youngest Covered Life is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If this GMWB was added to your Contract on or after October 6, 2008, but before January 12, 2009, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 62.  If the youngest Covered Life was 62 years old or older on the endorsement's effective date, then the For Life Guarantee became effective when this GMWB was added to the Contract.

If this GMWB was added to your Contract before October 6, 2008, the For Life Guarantee became effective when this GMWB was added to the Contract.

The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation.  So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range).  This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation.  Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB).  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to	The GWB equals initial premium net of any applicable premium taxes.
the Contract on the Issue Date –
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
Anniversary –
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up, the application of the GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal beneficiary who is a Covered Life.  However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)

If this GMWB was added to your Contract on or after January 12, 2009, the GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 62	4%
63 – 74	5%
75 – 80	6%
81+	7%

If this GMWB was added to your Contract before January 12, 2009, the GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, is less	●	The GWB before the withdrawal less the withdrawal; Or
than or equal to the greater of the GAWA or RMD, as	●	Zero.
applicable –	The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is generally not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:
• The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or
• The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, or
●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Interest Rate Adjustment.  For more information, please see “THE FIXED ACCOUNT” beginning on page 18.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 220.

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2009 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2008 and 2009 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2008 and $8 in each of the two halves of calendar year 2009, then at the time the withdrawal in the first half of calendar year 2009 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2009 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1938, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2008 RMD) until March 30, 2009, he may still take the 2009 RMD before the next Contract Year begins, June 30, 2009 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2009 RMD) after June 30, 2009, he should wait until the next Contract Year begins (that is after June 30, 2010) to take his third RMD (the 2010 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment.  If this GMWB was added to your Contract on or after October 6, 2008 and no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the youngest Covered Life's 76th birthday, Or
●	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.
●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment.  No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below).  Once the GWB is re-set, this GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value.  (Please see example 11 in Appendix D for an illustration of this GWB adjustment provision.)

Premiums.

With each subsequent premium payment on the	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
Contract –	If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a “Step-Up”).

If this GMWB was added to your Contract on or after October 6, 2008, then, in addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB).  The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.

Upon Step-Up, if the highest quarterly Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the youngest Covered Life is age 76, a Step-Up occurs and the highest quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the highest quarterly Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the highest quarterly Contract Value is greater than the BDB, the BDB is set equal to the highest quarterly Contract Value.

Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals the highest quarterly Contract Value (subject to a $5 million maximum).

If this GMWB was added to your Contract on or after October 6, 2008 and the highest quarterly Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the highest quarterly Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.
For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

The highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined.  The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all	The quarterly adjusted Contract Value is equal to the greater of:
prior withdrawals in the current Contract Year, is less than or	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
equal to the greater of the GAWA or RMD, as applicable –	●	Zero.

When a withdrawal, plus all	The quarterly adjusted Contract Value is equal to the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●
The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

FOR CONTRACTS TO WHICH THIS GMWB WAS ADDED ON OR AFTER OCTOBER 6, 2008, PLEASE NOTE: Withdrawals from the Contract reduce the GWB and highest quarterly Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the highest quarterly Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon Step-Up on or after the 5th Contract Anniversary (11th Contract Anniversary if this endorsement is added to the Contract before January 12, 2009) following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.86%.  You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.  You may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a Step-Up.  However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the highest quarterly Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of Step-Up, the highest quarterly Contract Value is $6 million, a Step-Up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the GAWA percentage for the youngest Covered Life’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value.  Please see the information beginning on page 143 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Bonus and Annual Step-Up benefit.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when	The GWB is recalculated, equaling the greater of:
the Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually.  Upon death of the last surviving Covered Life, all rights under the Contract cease.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable.

Spousal Continuation.  In the event of the Owner's (or either joint Owner's) death, the surviving spousal beneficiary may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

○
If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.
If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

○
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.  The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

○
If the surviving spouse is a Covered Life and the GWB adjustment provision is in force on the continuation date then the provision will continue to apply in accordance with the GWB adjustment provision rules above.  The GWB adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.
If the surviving spouse it not a Covered Life, the GWB adjustment is null and void.

	○	Step-Ups will continue as permitted in accordance with the Step-Up rules above.
	○	Contract Anniversaries will continue to be based on the original Contract's Issue Date.
	○	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.
○
If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the continuation date.  The GAWA percentage will not change on future Step-Ups.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the additional Income Options available on the Latest Income Date.

	○	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.
●
Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life.  Thereafter, no GMWB charge will be assessed.  If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

●
Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 219.

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	Conversion of this GMWB (if conversion is permitted);
●
The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

●	The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.
Annuitization.

Joint Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life.  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 59 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 5% of the Bonus Base (defined below)(7% of the Bonus Base if the youngest Covered Life is 59 or older when this GMWB is added to the Contract) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  This description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8.  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 5% of the Bonus Base (7% of the Bonus Base if the youngest Covered Life is 59 or older when this GMWB is added to the Contract), which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.  (If this GMWB was added to the Contract before October 6, 2008, the bonus equals 7% of the Bonus Base for all ages.)

●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.
●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.
When the bonus is applied:

●
The GWB is recalculated, increasing by 5% (7% if the youngest Covered Life is 59 or older when this GMWB is added to the Contract) of the Bonus Base.  (If this GMWB was added to the Contract before October 6, 2008, the GWB increases by 7% for all ages.)

●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period.  If this GMWB is added to the Contract on or after October 6, 2008, the Bonus Period begins on the effective date of this GMWB endorsement.  In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday.  (See example below.)
The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following the effective date of the endorsement or the most recent Bonus Base Step-Up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus.  For example, assume this GMWB was added to a Contract on December 1, 2008.  At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement).  If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the youngest Covered Life is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021.  Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the youngest Covered Life is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033.  (Please also see Examples 6 and 7 in Appendix D for more information regarding the re-start provision.)

If this GMWB was added to the Contract before October 6, 2008, the Bonus Period runs from the date this GMWB was added to the Contract through the earliest of:
●	The tenth Contract Anniversary after the effective date of the endorsement;
●	The Contract Anniversary on or immediately following the youngest Covered Life's 81st birthday; or
●	The date Contract Value is zero.
If this GMWB was added to the Contract before October 6, 2008, there is no provision allowing the Bonus Period to restart.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (“LifeGuard Freedom 6 GMWB”).  The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups and example 11 for the guaranteed withdrawal balance adjustment.  This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners.  There are also other GMWB options for joint Owners that are spouses, as described below.
For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2.  If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.  The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.
Or
●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.
The GWB is the guaranteed amount available for future periodic withdrawals.
Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB).  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  Otherwise, ownership changes are not allowed.  When the Owner is a legal entity, changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to	The GWB equals initial premium net of any applicable premium taxes.
the Contract on the Issue Date –
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
Anniversary –
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancements, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, the For Life Guarantee is void.  However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal.  If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 64	4%
65 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, is less	●	The GWB before the withdrawal less the withdrawal; Or
the GAWA or RMD, as applicable –	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is generally not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:
• The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or
• The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, or

●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Interest Rate Adjustment.  For more information, please see “THE FIXED ACCOUNT” beginning on page 18.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 220.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2009 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2008 and 2009 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2008 and $8 in each of the two halves of calendar year 2009, then at the time the withdrawal in the first half of calendar year 2009 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2009 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1938, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2008 RMD) until March 30, 2009, he may still take the 2009 RMD before the next Contract Year begins, June 30, 2009 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2009 RMD) after June 30, 2009, he should wait until the next Contract Year begins (that is after June 30, 2010) to take his third RMD (the 2010 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment.  If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 76th birthday,

Or

●	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment.  No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below).  Once the GWB is re-set, this GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value.  (Please see example 11 in Appendix D for an illustration of this 200% GWB adjustment provision.)

Premiums.

With each subsequent premium payment	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
on the Contract –	If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value (a “Step-Up”).

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB).  The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.

Upon Step-Up, if the Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the Owner's attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume an Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the Owner is age 76, a Step-Up occurs and the Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value is greater than the BDB, the BDB is set equal to the Contract Value.  The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future Step-Up if an age band is crossed.

Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals the Contract Value (subject to a $5 million maximum).

If the Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.
For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon Step-Up on or after the 5th Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.50%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  (Please see the “Bonus” subsection below for more information.)  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a Step-Up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of Step-Up, the Contract Value is $6 million, a Step-Up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the GAWA percentage for the Owner’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment	The GWB is recalculated, equaling the greater of:
when the Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually.  If you die, all rights under your Contract cease.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

	○	Upon the Owner's death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
	○	The GWB adjustment provision is void.
	○	Step-Ups will continue as permitted in accordance with the Step-Up rules above.
	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
○
If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the original Owner's (or oldest joint Owner's) attained age on the continuation date.  The GAWA percentage will not change on future Step-Ups, even if the Contract Value exceeds the BDB.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

●	Continue the Contract without this GMWB (GMWB is terminated).
●
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 219.

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 59 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 6% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  This description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8.  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.
●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.
When the bonus is applied:

●	The GWB is recalculated, increasing by 6% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period. The Bonus Period begins on the effective date of this GMWB endorsement.  In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the Owner’s (if Joint Owners, the oldest Owner’s) 80th birthday.  (See example below.)
The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus.  For example, assume this GMWB was added to a Contract on December 1, 2008.  At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement).  If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the Owner is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021.  Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the Owner is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033.  (Please also see Examples 6 and 7 in Appendix D for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (“LifeGuard Freedom 6 GMWB With Joint Option”). The description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups, example 10 for the For Life guarantees and example 11 for the guaranteed withdrawal balance adjustment.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”

The Owners cannot be subsequently changed and new Owners cannot be added.  Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries.  The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person.  Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code).  The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living.  If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life.  Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 1/2.  If the youngest Covered Life is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.  The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.
Or

●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range).  This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation.  Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB).  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the	The GWB equals initial premium net of any applicable premium taxes.
Contract on the Issue Date –
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
Anniversary –
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal Beneficiary who is a Covered Life.  However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 64	4%
65 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, is less	●	The GWB before the withdrawal less the withdrawal; Or
than or equal to the greater of the GAWA or RMD, as	●	Zero.
applicable –	The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is generally not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:
• The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or
• The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, or

●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Interest Rate Adjustment.  For more information, please see “THE FIXED ACCOUNT” beginning on page 18.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 220.

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2009 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2008 and 2009 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2008 and $8 in each of the two halves of calendar year 2009, then at the time the withdrawal in the first half of calendar year 2009 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2009 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1938, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2008 RMD) until March 30, 2009, he may still take the 2009 RMD before the next Contract Year begins, June 30, 2009 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2009 RMD) after June 30, 2009, he should wait until the next Contract Year begins (that is after June 30, 2010) to take his third RMD (the 2010 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment.  If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the youngest Covered Life's 76th birthday,

Or

●	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment.  No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below).  Once the GWB is re-set, this GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value.  (Please see example 11 in Appendix D for an illustration of this 200% GWB adjustment provision.)

Premiums.

With each subsequent premium payment on the	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
Contract –	If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value (a “Step-Up”).

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB).  The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.

Upon Step-Up, if the Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the youngest Covered Life is age 76, a Step-Up occurs and the Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value is greater than the BDB, the BDB is set equal to the Contract Value.  The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future Step-Up if an age band is crossed.

Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals the Contract Value (subject to a $5 million maximum).

If the Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.
For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.
Upon Step-Up on or after the 5th Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.86%.  You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  (Please see the “Bonus” subsection below for more information.)  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge.  All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a Step-Up.  However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of Step-Up, the Contract Value is $6 million, a Step-Up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the GAWA percentage for the youngest Covered Life’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value.  Please see the information beginning on page 162 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Bonus and Annual Step-Up benefit.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment	The GWB is recalculated, equaling the greater of:
Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually.  Upon death of the last surviving Covered Life, all rights under the Contract cease.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable.

Spousal Continuation.  In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

○
If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.
If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

○
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.  The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

○
If the surviving spouse is a Covered Life and a GWB adjustment provision is in force on the continuation date then the provision will continue to apply in accordance with the applicable GWB adjustment provision rules above.  The GWB adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.
If the surviving spouse is not a Covered Life, any GWB adjustment is null and void.

	○	Step-Ups will continue as permitted in accordance with the Step-Up rules above.
	○	Contract Anniversaries will continue to be based on the original Contract's Issue Date.
	○	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.
○
If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the continuation date.  The GAWA percentage will not change on future Step-Ups.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the additional Income Options available on the Latest Income Date.

	○	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.
●
Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life.  Thereafter, no GMWB charge will be assessed.  If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

●
Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 219.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	Conversion of this GMWB (if conversion is permitted);
●
The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

●	The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Joint Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life.  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 59 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 6% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  This description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8.  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.
●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.
When the bonus is applied:

●	The GWB is recalculated, increasing by 6% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period.  The Bonus Period begins on the effective date of this GMWB endorsement.  In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday.  (See example below.)
The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus.  For example, assume this GMWB was added to a Contract on December 1, 2008.  At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement).  If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the youngest Covered Life is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021.  Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the youngest Covered Life is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033.  (Please also see Examples 6 and 7 in Appendix D for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”).

This is a new Guaranteed Minimum Withdrawal Benefit (GMWB) that guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner (or, in the case of joint Owners, until the death of the first Owner to die) regardless of the performance of the underlying investment options, subject to the conditions described below.  This benefit may be appropriate for those individuals who are looking for a number of features, within a GMWB, that may offer a higher level of guarantee and who are seeking greater access to earnings to provide more income when the Contract performs well, without negatively impacting the guarantees.  By allowing the Owner to add earnings to the amount of otherwise permissible withdrawals, referred to below as the Earnings-Sensitive Adjustment, he or she has the potential to take greater withdrawals and to receive the same after-tax withdrawal amount every Contract Year (assuming a 40% tax rate).

The following descriptions of this GMWB's features are supplemented by a basic example below and the examples in Appendix D.  The examples in Appendix D are generally relevant to all GMWBs.  Example 12 is specifically relevant to this LifeGuard Freedom 6 Net GMWB.  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.  Please consult the representative who is helping you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB guarantees withdrawals during the Contract's accumulation phase (i.e., before the Income Date), subject to the following:

●	This guarantee lasts for the duration of the Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the single Owner or the first Owner to die if there are joint Owners.  There are also other GMWB options for joint Owners that are spouses, as described below.
For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2.  If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.
If the For Life Guarantee is in effect, it will be terminated if a withdrawal exceeds the permissible amounts and reduces the Contract Value to zero. (Please see the "Contract Value is Zero" subsection below to understand what happens when the Contract Value is reduced to zero.)  Otherwise, the For Life Guarantee remains effective until the date this GMWB endorsement is terminated or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation.  Please see the “Termination” subsection below to understand under what conditions this GMWB endorsement and, accordingly, the For Life Guarantee can be terminated.

In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

●
If the For Life Guarantee is not in effect, the guarantee lasts until the earlier of (1) the date of death of the Owner (or any joint Owner) or (2) the date when all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

In the event of the Owner's death, a spousal Beneficiary may continue this GMWB endorsement under spousal continuation.  In that event, the GWB is payable until depleted.  (Please see the “Spousal Continuation” subsection below for more information.)  If the Beneficiary is a non-spousal Beneficiary, the GWB is void and this endorsement is terminated; therefore, the Owner's death may have a significant negative impact on the value of this GMWB endorsement and cause the endorsement to prematurely terminate.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) or, for certain tax-qualified Contracts, the required minimum distribution (RMD), plus the Earnings-Sensitive Adjustments during a Contract Year, if any.  The withdrawals that exceed the limit are referred to as "Excess Withdrawals", as further described below, while those that do not exceed the limit are referred to as “permissible withdrawals” or “permissible amounts.”

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  This GMWB is not currently available to add to a Contract after the Contract Issue Date.  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  Otherwise, ownership changes are not allowed.  When the Owner is a legal entity, changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

Election.  The GWB is determined on the Contract Issue Date, and the GAWA derives from the GWB.

On the Contract Issue Date –	The GWB equals initial premium net of any applicable premium taxes.

The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the withdrawal.  See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB.  The result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1a in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the withdrawal.  The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal.  If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 64	4%
65 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or, for certain tax-qualified Contracts only, the RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any.  The tables below clarify what happens in either instance.  (Example 12 in Appendix D demonstrates how withdrawals affect this GMWB's guaranteed values).  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

(RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.  For certain tax-qualified Contracts, this GMWB allows withdrawals greater than the GAWA plus the Earnings-Sensitive Adjustments during that Contract Year, if any, to meet the Contract's RMD (when the RMD is higher than the GAWA) without compromising the endorsement's guarantees. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.)

When a withdrawal, plus all prior withdrawals in the	The GWB is recalculated, equaling the greater of:
current Contract Year, is less than or equal to the	●	The GWB before the withdrawal less the withdrawal; Or
greater of the GAWA or RMD, plus the Earnings-	●	Zero.
Sensitive Adjustments during that Contract Year, if any –	The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is generally not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any, all at once or throughout the Contract Year.
Withdrawing more than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, if any, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 12c in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, plus the Earnings-Sensitive Adjustments, if any, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, plus the Earnings- Sensitive Adjustments during	●
The GWB prior to the withdrawal, first reduced dollar-for-dollar for any portion of the withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

that Contract Year, if any –	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:
• The GAWA prior to the withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or

• The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current withdrawal, or

●
The amount by which the cumulative withdrawals for the current Contract Year (including the current withdrawal) exceeds the greater of the GAWA or the RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any.

How the Earnings-Sensitive Adjustment works:  As previously stated, the Earnings-Sensitive Adjustment is an amount that the Owner may be allowed to withdraw each Contract Year in addition to the GAWA while keeping the guarantees of this GMWB fully effective.  An Earnings-Sensitive Adjustment calculation is done for each withdrawal taken and the amount, if any, depends on the withdrawal amount and the GMWB Earnings at the time of the withdrawal.  A withdrawal under the Contract that includes an Earnings-Sensitive Adjustment will reduce Contract Value and other values in the same manner as any other withdrawal.

When determining the amount of permissible withdrawals, the formula for this GMWB takes into account two additional factors in computing the Earnings-Sensitive Adjustment (the additional permissible amount attributable to earnings) after all the other standard values such as the GAWA and GWB used in all GMWB endorsements are determined.  The Guaranteed Withdrawal Balance Adjustment is also determined in the same manner without any special computational factors.  Thus, this GMWB is similar to all other GMWBs except with regard to calculating the amount of permissible withdrawals.

The first concept used is the Maximum Eligible Withdrawal Amount Remaining (MEWAR), which is the maximum withdrawal amount (before the application of any Earnings-Sensitive Adjustment) that is eligible for the Earnings-Sensitive Adjustment at a given time.  At any time, the MEWAR is the greater of:

1.	Zero; or

2.	The amount equal to:

a.	the amount of previous Earnings-Sensitive Adjustments in the current Contract Year; plus,

b.	the greater of the GAWA or the RMD; less

c.	all withdrawals previously made in the current Contract Year, including Earnings-Sensitive Adjustments.

The second concept relates to determining what the eligible earnings (GMWB Earnings) were. This involves a calculation that provides that at any time, GMWB Earnings are the greater of:

1.	Zero; or

2.	The Contract Value minus the GMWB Earnings Determination Baseline.

The GMWB Earnings Determination Baseline is determined as follows:  On the Contract's Issue Date, the GMWB Earnings Determination Baseline is equal to the premium, net of any applicable premium taxes.

With each subsequent premium received after the Contract Issue Date, the GMWB Earnings Determination Baseline is recalculated to equal the GMWB Earnings Determination Baseline prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes.
With each withdrawal, the GMWB Earnings Determination Baseline is recalculated to equal the greater of:

1.	Zero; or

2.	GMWB Earnings Determination Baseline prior to the withdrawal less the greater of:

a. the withdrawal amount less the GMWB Earnings at the time of the withdrawal; or

b. zero.

In determining the GMWB Earnings and the GMWB Earnings Determination Baseline, the formulas utilize the greater of zero, which serves to limit negative earnings results from affecting the calculations.

Withdrawals exceeding the permissible amount do not invalidate the For Life Guarantee if the Contract Value remains greater than zero, but cause the GWB and GAWA to be recalculated.

Earnings-Sensitive Adjustment as applied:

If the For Life Guarantee is in effect at the time of the withdrawal, the Earnings-Sensitive Adjustment is equal to the lesser of:

1.	40% of the GMWB Earnings at the time of the withdrawal; or

2.	2/3 of the lesser of the MEWAR and the withdrawal amount prior to any Earnings-Sensitive Adjustment.

If the For Life Guarantee is not in effect at the time of the withdrawal, the Earnings-Sensitive Adjustment is equal to the lesser of:

1.	40% of the GMWB Earnings at the time of withdrawal;

2.	2/3 of the lesser of the MEWAR and the withdrawal amount prior to any Earnings-Sensitive Adjustment; or

3. The greater of:

a.	zero; or

b.	the GWB less the MEWAR.

Example:  For an example of a contract that makes basic simple assumptions to show how this Earnings-Sensitive Adjustment provision and its various components (i.e., GMWB Earnings, MEWAR, GMWB Earnings Determination Baseline, etc.) work, assume that you request the maximum permissible withdrawal, including an Earnings Sensitive Adjustment, if any.  At the time of your withdrawal request, also assume that:

• You are age 65	• You have a non-qualified Contract (so there is no applicable RMD)
• Your initial premium payment was $100,000	• You have not made any additional premium payments or any
• The For Life Guarantee is in effect	withdrawals in the prior Contract Years or the current Contract Year
• Your GWB is $100,000	• Your GAWA percentage is 5%
• Your GAWA is $5,000	• Your Contract Value is $108,000

Your GMWB Earnings Determination Baseline prior to the withdrawal is equal to your initial sole premium payment of  $100,000.  Since you have not taken other withdrawals and, therefore, there have been no previous Earnings-Sensitive Adjustments during the current Contract Year, the MEWAR is $5,000 (which is the greater of: zero, or the Earnings-Sensitive Adjustments thus far in the current Contract Year ($0) plus the GAWA ($5,000) less all partial withdrawals thus far in the current Contract year ($0)) ($0 + $5,000 - $0 = $5,000).  As there have been no previous withdrawals taken in the current Contract Year, the MEWAR in this example equals the GAWA.

Your GMWB Earnings in this example are equal to $8,000, which is the greater of: zero, or your Contract Value less your GMWB Earnings Determination Baseline ($108,000 - $100,000 = $8,000).  The Earnings-Sensitive Adjustment is equal to $3,200, which is the lesser of two amounts: $3,200, which is equal to 40% of the GMWB Earnings (0.40 * $8,000 = $3,200); and $3,333, which is equal to 2/3 of the lesser of the MEWAR and the withdrawal amount prior to the Earnings-Sensitive Adjustment (2/3 * $5,000 = $3,333).  The total withdrawal amount requested in this example, therefore, is $8,200, which is the GAWA plus the Earnings-Sensitive Adjustment ($5,000 + $3,200 = $8,200).

Going forward adjustments are made to your various GMWB values and demonstrated by using the same assumptions as this example. Your Contract Value after the withdrawal is equal to $99,800, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($108,000 - $8,200 = $99,800).  Your GMWB Earnings Determination Baseline after the withdrawal is also equal to $99,800, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the greater of: the withdrawal amount in excess of the GMWB Earnings ($8,200 - $8,000 = $200), or zero.  Your MEWAR after the withdrawal is equal to $0, which is the greater of: zero, or the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all withdrawals thus far in the current Contract Year ($3,200 + $5,000 - $8,200 = 0).  Your GWB after the withdrawal is equal to $91,800, which is the GWB before the withdrawal less the total withdrawal ($100,000 - $8,200 = $91,800).
Since the total withdrawals for the year do not exceed the GAWA ($5,000) plus the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200), no proportional reduction applies to your GWB for this withdrawal.  In addition, since the total withdrawals for the year do not exceed the GAWA ($5,000) plus the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200), your GAWA is unchanged after the withdrawal.

For more examples showing how the Earnings-Sensitive Adjustment provision works, including an example involving an Excess Withdrawal, please see Example 12 in Appendix D.

More on Withdrawals:  Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Interest Rate Adjustment.  For more information, please see “THE FIXED ACCOUNT” beginning on page .  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 220.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  An RMD exceeding our calculation may also result in an Excess Withdrawal for purposes of this GMWB.  For information regarding the RMD calculation for your contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, that there are no withdrawals other than as described, and that the Earnings-Sensitive Adjustment equals zero.  The GAWA for the 2009 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2008 and 2009 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2008 and $8 in each of the two halves of calendar year 2009, then at the time the withdrawal in the first half of calendar year 2009 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2009 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).  If you do elect to take your RMDs for the current and next calendar years during the same Contract Year, the Earnings-Sensitive Adjustment will be calculated using the amount of the RMD for the calendar year in which the withdrawal is taken, if that RMD amount is greater than the GAWA.

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1938, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2008 RMD) until March 30, 2009, he may still take the 2009 RMD before the next Contract Year begins, June 30, 2009 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2009 RMD) after June 30, 2009, he should wait until the next Contract Year begins (that is after June 30, 2010) to take his third RMD (the 2010 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

If the Owner delays taking his first RMD (the 2008 RMD) until March 30, 2009, for purposes of determining the Earnings-Sensitive Adjustment, the MEWAR will be calculated using the amount of the 2009 RMD.

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or Excess Withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment.  If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70th birthday,

Or

●	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

If no withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment.  No adjustments are made to the Bonus Base, the GMWB Earnings Determination Baseline or the Benefit Determination Baseline (explained below).  Once the GWB is re-set, this GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value.  (Please see example 11 in Appendix D for an illustration of this 200% GWB adjustment provision.)

Premiums.

With each subsequent premium payment	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
on the Contract –	If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value (a “Step-Up”).

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB).  The BDB equals initial premium net of any applicable premium taxes.

Upon Step-Up, if the Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the Owner's attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume an Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the Owner is age 76, a Step-Up occurs and the Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value is greater than the BDB, the BDB is set equal to the Contract Value.  The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future Step-Up if an age band is crossed.

Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals the Contract Value (subject to a $5 million maximum).

If the Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.
For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon Step-Up on or after the 5th Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 2.10%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  (Please see the “Bonus” subsection below for more information.)  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a Step-Up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of Step-Up, the Contract Value is $6 million, a Step-Up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the GAWA percentage for the Owner’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value, unless continued by the surviving spouse.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  The For Life Guarantee will remain in effect if the Contract Value is reduced to zero by adverse investment performance or permissible withdrawals, but will terminate if reduced to zero by an Excess Withdrawal.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the	The GWB is recalculated, equaling the greater of:
Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually.  If you die, all rights under your Contract cease.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

	○	Upon the Owner's death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
	○	The GWB adjustment provision is void.
	○	Step-Ups will continue as permitted in accordance with the Step-Up rules above.
	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
○
If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the original Owner's (or oldest joint Owner's) attained age on the continuation date.  The GAWA percentage will not change on future Step-Ups, even if the Contract Value exceeds the BDB.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

●	Continue the Contract without this GMWB (GMWB is terminated).

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 219.

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 59  for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.
Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 6% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  This description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8.  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the Earnings-Sensitive Adjustments during that Contract Year plus the greater of the GAWA or the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.
●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.
When the bonus is applied:

●	The GWB is recalculated, increasing by 6% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period. The Bonus Period begins on the effective date of this GMWB endorsement.  In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the Owner’s (if Joint Owners, the oldest Owner’s) 80th birthday.  (See example below.)
The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus.  For example, assume this GMWB was added to a Contract on December 1, 2008.  At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement).  If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the Owner is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021.  Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the Owner is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033.  (Please also see Examples 6 and 7 in Appendix D for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net With Joint Option”).

This is a new Guaranteed Minimum Withdrawal Benefit (GMWB) that guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner and the Owner's spouse regardless of the performance of the underlying investment options, subject to the conditions described below.  This benefit may be appropriate for those individuals who are looking for a number of features, within a GMWB, that may offer a higher level of guarantee and who are seeking greater access to earnings to provide more income when the Contract performs well, without negatively impacting the guarantees.  By allowing the Owner and the Owner's spouse to add earnings to the amount of otherwise permissible withdrawals, referred to below as the Earnings-Sensitive Adjustment, he or she has the potential to take greater withdrawals and to receive the same after-tax withdrawal amount every Contract Year (assuming a 40% tax rate).

The following descriptions of this GMWB's features are supplemented by a basic example below and the examples in Appendix D.  The examples in Appendix D are generally relevant to all GMWBs.  Example 12 is specifically relevant to this LifeGuard Freedom 6 Net GMWB.  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.  Please consult the representative who is helping you purchase your Contract to be sure that this GMWB ultimately suits your needs.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”

The Owners cannot be subsequently changed and new Owners cannot be added.  Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries.  The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person.  Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code).  The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living.  If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life.  Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees withdrawals during the Contract's accumulation phase (i.e., before the Income Date), subject to the following:

●	This guarantee lasts for the duration of the life of the last surviving Covered Life (the "For Life Guarantee") if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 1/2.  If the youngest Covered Life is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If the For Life Guarantee is in effect, it will be terminated if a withdrawal exceeds the permissible amounts and reduces the Contract Value to zero.  (Please see the "Contract Value is Zero" subsection below to understand what happens when the Contract Value is reduced to zero.)  Otherwise, the For Life Guarantee remains effective until the date this GMWB endorsement is terminated or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation.  Please see the “Termination” subsection below to understand under what conditions this GMWB endorsement and, accordingly, the For Life Guarantee can be terminated.

In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

●
If the For Life Guarantee is not in effect, the guarantee lasts until the earlier of (1) the date of the death of the last surviving Covered Life or (2) the date when all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

In the event of the last surviving Covered Life's death, a spousal Beneficiary who is not a Covered Life may continue this GMWB endorsement under spousal continuation.  In that event, the GWB is payable until depleted.  (Please see the “Spousal Continuation” subsection below for more information.)  If the Beneficiary is a non-spousal Beneficiary, the GWB is void and this endorsement is terminated; therefore, the death of the last surviving Covered Life may have a significant negative impact on the value of this GMWB endorsement and cause the endorsement to prematurely terminate.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) or, for certain tax-qualified Contracts, the required minimum distribution (RMD), plus the Earnings-Sensitive Adjustments during a Contract Year, if any.  The withdrawals that exceed the limit are referred to as "Excess Withdrawals", as further described below, while those that do not exceed the limit are referred to as “permissible withdrawals” or “permissible amounts.”

This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range).  This GMWB may be added to a Contract on the Issue Date and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation.  Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

This GMWB is not currently available to add to a Contract after the Contract Issue Date.  Availability of this GMWB may be subject to further limitation.

Election.  The GWB is determined on the Contract Issue Date, and the GAWA derives from the GWB.

On the Contract Issue Date –	The GWB equals initial premium net of any applicable premium taxes.

The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the withdrawal.  See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB.  The result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the withdrawal.  The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 64	4%
65 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or, for certain tax-qualified Contracts only, the RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any.  The tables below clarify what happens in either instance.  (Example 12 in Appendix D demonstrates how withdrawals affect this GMWB's guaranteed values).  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

(RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.  For certain tax-qualified Contracts, this GMWB allows withdrawals greater than the GAWA plus the Earnings-Sensitive Adjustments during that Contract Year, if any, to meet the Contract's RMD (when the RMD is higher than the GAWA) without compromising the endorsement's guarantees.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.)

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, is less	●	The GWB before the withdrawal less the withdrawal; Or
than or equal to the greater of the GAWA or RMD, plus the	●	Zero.
Earnings-Sensitive Adjustments during that	The GAWA:
Contract Year, if any –	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is generally not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any, all at once or throughout the Contract Year.

Withdrawing more than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, if any, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 12c in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, if any in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, plus the Earnings-Sensitive	●
The GWB prior to the withdrawal, first reduced dollar-for-dollar for any portion of the withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

Adjustments during that Contract Year, if any –	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:
• The GAWA prior to the withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or

• The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current withdrawal, or

●
The amount by which the cumulative withdrawals for the current Contract Year (including the current withdrawal) exceeds the greater of the GAWA or the RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any.

How the Earnings-Sensitive Adjustment works:  As previously stated, the Earnings-Sensitive Adjustment is an amount that the Owner may be allowed to withdraw each Contract Year in addition to the GAWA while keeping the guarantees of this GMWB fully effective.  An Earnings-Sensitive Adjustment calculation is done for each withdrawal taken and the amount, if any, depends on the withdrawal amount and the GMWB Earnings at the time of the withdrawal.  A withdrawal under the Contract that includes an Earnings-Sensitive Adjustment will reduce Contract Value and other values in the same manner as any other withdrawal.

When determining the amount of permissible withdrawals, the formula for this GMWB takes into account two additional factors in computing the Earnings-Sensitive Adjustment (the additional permissible amount attributable to earnings) after all the other standard values such as the GAWA and GWB used in all GMWB endorsements are determined.  The Guaranteed Withdrawal Balance Adjustment is also determined in the same manner without any special computational factors.  Thus, this GMWB is similar to all other GMWBs except with regard to calculating the amount of permissible withdrawals.

The first concept used is the Maximum Eligible Withdrawal Amount Remaining (MEWAR), which is the maximum withdrawal amount (before the application of any Earnings-Sensitive Adjustment) that is eligible for the Earnings-Sensitive Adjustment at a given time.  At any time, the MEWAR is the greater of:

1.	Zero; or

2.	The amount equal to:

a.	the amount of previous Earnings-Sensitive Adjustments in the current Contract Year; plus,

b.	the greater of the GAWA or the RMD; less

c.	all withdrawals previously made in the current Contract Year, including Earnings-Sensitive Adjustments.

The second concept relates to determining what the eligible earnings (GMWB Earnings) were. This involves a calculation that provides that at any time, GMWB Earnings are the greater of:

1.	Zero; or

2.	The Contract Value minus the GMWB Earnings Determination Baseline.

The GMWB Earnings Determination Baseline is determined as follows:  On the Contract's Issue Date, the GMWB Earnings Determination Baseline is equal to the premium, net of any applicable premium taxes.

With each subsequent premium received after the Contract Issue Date, the GMWB Earnings Determination Baseline is recalculated to equal the GMWB Earnings Determination Baseline prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes.

With each withdrawal, the GMWB Earnings Determination Baseline is recalculated to equal the greater of:

1.	Zero; or

2.	GMWB Earnings Determination Baseline prior to the withdrawal less the greater of:

a. the withdrawal amount less the GMWB Earnings at the time of the withdrawal; or

b. zero.

In determining the GMWB Earnings and the GMWB Earnings Determination Baseline, the formulas utilize the greater of zero, which serves to limit negative earnings results from affecting the calculations.

Withdrawals exceeding the permissible amount do not invalidate the For Life Guarantee if the Contract Value remains greater than zero, but cause the GWB and GAWA to be recalculated.

Earnings-Sensitive Adjustment as applied:

If the For Life Guarantee is in effect at the time of the withdrawal, the Earnings-Sensitive Adjustment is equal to the lesser of:

1.	40% of the GMWB Earnings at the time of the withdrawal; or

2.	2/3 of the lesser of the MEWAR and the withdrawal amount prior to any Earnings-Sensitive Adjustment.

If the For Life Guarantee is not in effect at the time of the withdrawal, the Earnings-Sensitive Adjustment is equal to the lesser of:

1.	40% of the GMWB Earnings at the time of withdrawal;

2.	2/3 of the lesser of the MEWAR and the withdrawal amount prior to any Earnings-Sensitive Adjustment; or

3. The greater of:

a.	zero; or

b.	the GWB less the MEWAR.

Example:  For an example of a contract that makes basic simple assumptions to show how this Earnings-Sensitive Adjustment provision and its various components (i.e., GMWB Earnings, MEWAR, GMWB Earnings Determination Baseline, etc.) work, assume that you request the maximum permissible withdrawal, including an Earnings Sensitive Adjustment, if any.  At the time of your withdrawal request, also assume that:

• You and your spouse are age 65	• You have a non-qualified Contract (so there is no applicable RMD)
• Your initial premium payment was $100,000	• You have not made any additional premium payments or any
• The For Life Guarantee is in effect	withdrawals in the prior Contract Years or the current Contract Year
• Your GWB is $100,000	• Your GAWA percentage is 5%
• Your GAWA is $5,000	• Your Contract Value is $108,000

Your GMWB Earnings Determination Baseline prior to the withdrawal is equal to your initial sole premium payment of  $100,000.  Since you have not taken other withdrawals and, therefore, there have been no previous Earnings-Sensitive Adjustments during the current Contract Year, the MEWAR is $5,000 (which is the greater of: zero, or the Earnings-Sensitive Adjustments thus far in the current Contract Year ($0) plus the GAWA ($5,000) less all partial withdrawals thus far in the current Contract year ($0)) ($0 + $5,000 - $0 = $5,000).  As there have been no previous withdrawals taken in the current Contract Year, the MEWAR in this example equals the GAWA.

Your GMWB Earnings in this example are equal to $8,000, which is the greater of: zero, or your Contract Value less your GMWB Earnings Determination Baseline ($108,000 - $100,000 = $8,000).  The Earnings-Sensitive Adjustment is equal to $3,200, which is the lesser of two amounts: $3,200, which is equal to 40% of the GMWB Earnings (0.40 * $8,000 = $3,200); and $3,333, which is equal to 2/3 of the lesser of the MEWAR and the withdrawal amount prior to the Earnings-Sensitive Adjustment (2/3 * $5,000 = $3,333).  The total withdrawal amount requested in this example, therefore, is $8,200, which is the MEWAR plus the Earnings-Sensitive Adjustment ($5,000 + $3,200 = $8,200).

Going forward adjustments are made to your various GMWB values and demonstrated by using the same assumptions as this example. Your Contract Value after the withdrawal is equal to $99,800, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($108,000 - $8,200 = $99,800).  Your GMWB Earnings Determination Baseline after the withdrawal is also equal to $99,800, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the greater of: the withdrawal amount in excess of the GMWB Earnings ($8,200 - $8,000 = $200), or zero.  Your MEWAR after the withdrawal is equal to $0, which is the greater of: zero, or the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all withdrawals thus far in the current Contract Year ($3,200 + $5,000 - $8,200 = 0).  Your GWB after the withdrawal is equal to $91,800, which is the GWB before the withdrawal less the total withdrawal ($100,000 - $8,200 = $91,800).

Since the total withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200) plus the GAWA ($5,000), no proportional reduction applies to your GWB for this withdrawal.  In addition, since the total withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200) plus the GAWA ($5,000), your GAWA is unchanged after the withdrawal.

For more examples showing how the Earnings-Sensitive Adjustment provision works, including an example involving an Excess Withdrawal, please see Example 12 in Appendix D.

More on Withdrawals:  Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Interest Rate Adjustment.  For more information, please see “THE FIXED ACCOUNT” beginning on page 18.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 220.

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  An RMD exceeding our calculation may also result in an Excess Withdrawal for purposes of this GMWB.  For information regarding the RMD calculation for your contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, that there are no withdrawals other than as described, and that the Earnings-Sensitive Adjustment equals zero.  The GAWA for the 2009 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2008 and 2009 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2008 and $8 in each of the two halves of calendar year 2009, then at the time the withdrawal in the first half of calendar year 2009 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2009 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).  If you do elect to take your RMDs for the current and next calendar years during the same Contract Year, the Earnings-Sensitive Adjustment will be calculated using the amount of the RMD for the calendar year in which the withdrawal is taken, if that RMD amount is greater than the GAWA.

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1938, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2008 RMD) until March 30, 2009, he may still take the 2009 RMD before the next Contract Year begins, June 30, 2009 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2009 RMD) after June 30, 2009, he should wait until the next Contract Year begins (that is after June 30, 2010) to take his third RMD (the 2010 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

If the Owner delays taking his first RMD (the 2008 RMD) until March 30, 2009, for purposes of determining the Earnings-Sensitive Adjustment, the MEWAR will be calculated using the amount of the 2009 RMD.

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment.  If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the youngest Covered Life's 70th birthday, Or

●	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

If no withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment.  No adjustments are made to the Bonus Base, the GMWB Earnings Determination Baseline or the Benefit Determination Baseline (explained below).  Once the GWB is re-set, this GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value.  (Please see example 11 in Appendix D for an illustration of this 200% GWB adjustment provision.)

Premiums.

With each subsequent premium payment on	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
the Contract –	If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value (a “Step-Up”).

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB).  The BDB equals initial premium net of any applicable premium taxes.

Upon Step-Up, if the Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the youngest Covered Life is age 76, a Step-Up occurs and the Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value is greater than the BDB, the BDB is set equal to the Contract Value.  The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future Step-Up if an age band is crossed.

Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals the Contract Value (subject to a $5 million maximum).

If the Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.
For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon Step-Up on or after the 5th Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 3.00%.  You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  (Please see the “Bonus” subsection below for more information.)  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge.  All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a Step-Up.  However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of Step-Up, the Contract Value is $6 million, a Step-Up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the GAWA percentage for the youngest Covered Life’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value, unless continued by the surviving spouse.  Please see the information beginning on page 182 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting this Joint For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount benefit.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  The For Life Guarantee will remain in effect if the Contract Value is reduced to zero by adverse investment performance or permissible withdrawals, but will terminate if reduced to zero by an Excess Withdrawal.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract	The GWB is recalculated, equaling the greater of:
Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually.  Upon death of the last surviving Covered Life, all rights under the Contract cease.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

○
If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.
If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

○
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.  The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

○
If the surviving spouse is a Covered Life and a GWB adjustment provision is in force on the continuation date then the provision will continue to apply in accordance with the applicable GWB adjustment provision rules above.  The GWB adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.
If the surviving spouse is not a Covered Life, any GWB adjustment is null and void.

○	Step-Ups will continue as permitted in accordance with the Step-Up rules above.
○	Contract Anniversaries will continue to be based on the original Contract's Issue Date.
○	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.
○
If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the continuation date.  The GAWA percentage will not change on future Step-Ups.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the additional Income Options available on the Latest Income Date.

○	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

●
Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life.  Thereafter, no GMWB charge will be assessed.  If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 219.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	Conversion of this GMWB (if conversion is permitted);
●
The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

●	The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Joint Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life.  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 59 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 6% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  This description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8.  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the Earnings-Sensitive Adjustments during that Contract Year plus the greater of the GAWA or the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.
●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.
When the bonus is applied:

●	The GWB is recalculated, increasing by 6% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period.  The Bonus Period begins on the effective date of this GMWB endorsement.  In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday.  (See example below.)
The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus.  For example, assume this GMWB was added to a Contract on December 1, 2008.  At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement).  If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the youngest Covered Life is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021.  Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the youngest Covered Life is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033.  (Please also see Examples 6 and 7 in Appendix D for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

5% For Life Guaranteed Minimum Withdrawal Benefit (“LifeGuard 5”). The examples in Appendix D supplement the description of this GMWB.

PLEASE NOTE:  EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

•	The Owner's life (the “For Life Guarantee”);

The For Life Guarantee is based on the life of the first Owner to die with joint Owners.  For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

So long as the For Life Guarantee is valid, withdrawals are guaranteed even in the event Contract Value is reduced to zero.
Or
•	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.
The GWB is the guaranteed amount available for future periodic withdrawals.
○
For Contracts to which this GMWB is added from January 17, 2006 through April 30, 2006, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB, including any bonus opportunity, are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 60 to 80 years old; may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  At least 30 calendar days' prior notice is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  Otherwise, ownership changes are not allowed.  Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code (IRC).  Withdrawals exceeding the limit invalidate the For Life Guarantee, in addition to causing the GWB and GAWA to be recalculated (see below).

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue	The GWB equals initial premium net of any applicable premium taxes.
Date –	The GAWA equals 5% of the GWB.

When this GMWB is added to the Contract on any	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
Contract Anniversary –	The GAWA equals 5% of the GWB.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-up), and the GWB is reduced by each withdrawal.

Withdrawals.  Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The two tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD requirement for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD requirements without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, is less	●	The GWB before the withdrawal less the withdrawal; Or
than or equal to the greater of the GAWA or RMD, as	●	Zero.
applicable –	The GAWA:
	●	Is unchanged so long as the For Life Guarantee is valid; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and keep the guarantees of this GMWB in full effect does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to the Contract Value (less any recapture charge on any Contract Enhancement).  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all	The GWB is recalculated, equaling the lesser of:
prior withdrawals in the current Contract Year,	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
exceeds the greater of the GAWA or RMD, as	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
applicable–	The GAWA is recalculated because the For Life Guarantee is invalidated, equaling the lesser of:
	●	The GAWA before the withdrawal;
	●	The GWB after the withdrawal; Or
	●	5% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement.

If you exceed the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA), one time with your withdrawals, then the For Life Guarantee is void and cannot be made valid again.  From then on, this GMWB guarantees withdrawals until the GWB is depleted.  Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Interest Rate Adjustment.  For more information, please see “THE FIXED ACCOUNT” beginning on page 18.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax qualified and non-qualified Contracts, please see “TAXES” beginning on page 220.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being invalidated.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2009 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2008 and 2009 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2008 and $8 in each of the two halves of calendar year 2009, then at the time the withdrawal in the first half of calendar year 2009 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2009 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1938, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2008 RMD) until March 30, 2009, he may still take the 2009 RMD before the next Contract Year begins, June 30, 2009 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2009 RMD) after June 30, 2009, he should wait until the next Contract Year begins (that is after June 30, 2010) to take his third RMD (the 2010 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent premium payment on the	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
Contract –	The GAWA is also recalculated, increasing by:
	●	5% of the premium net of any applicable premium taxes; Or
	●	5% of the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”).  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a Step-Up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	●	5% of the new GWB; Or
	●	The GAWA before the Step-Up.

The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract.

•	On and after January 17, 2006, during the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.
•	For Contracts to which this GMWB was added before January 17, 2006, Step-Ups are only allowed during the 30-day period following a Contract Anniversary.

Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

If a step-up transaction is processed on the same day the bonus is applied and the Contract Value is less than or equal to the GWB after application of the bonus, the step-up transaction should be terminated and should not count against the Owner as an elected step-up.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

Contract Value Is Zero.  With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is valid and the Contract is still in the accumulation phase.  Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase.  Payments are made on the periodic basis you elect, but no less frequently than annually.

After each payment when the	The GWB is recalculated, equaling the greater of:
Contract Value is zero	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is valid; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, and the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder.  All other rights under your Contract cease, except for the right to change Beneficiaries.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no other death benefit is payable.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

•	Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.
	○	Upon the Owner's death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
○
The spousal Beneficiary is also allowed a Step-Up.  The Step-Up may only be elected on the first Contract Anniversary on or after the Continuation Date, which is the date the spousal Beneficiary's election to continue the Contract is in Good Order.  Otherwise, the above rules for Step-Ups apply.

	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
•	Continue the Contract without this GMWB (GMWB is terminated).
•
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 219.

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

•	The Income Date;
•	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
•	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
•	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
•	The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 59 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8.  The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  The bonus is a percentage of a sum called the Bonus Base (defined below).  The bonus is only available for Contracts to which this GMWB is added on and after January 17, 2006.  The box below has more information about the bonus, including:

•	How the bonus is calculated;
•	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
•	For how long the bonus is available; and
•	When and what happens when the bonus is applied to the GWB.

The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the “Bonus Base”), as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, or the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.
●	With any Step-Up, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The Bonus is available for a limited time (the “Bonus Period”). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:
●	The tenth Contract Anniversary after the effective date of the endorsement;
●	The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or
●	The date Contract Value is zero.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.
When the bonus is applied:

●	The GWB is recalculated, increasing by 5% of the Bonus Base.
●	The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base.

Conversion.  You may convert this 5% for Life GMWB to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom 6 GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom 6 GMWB with Joint Option).  Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract.  For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit.  Conversion is permitted on any Contract Anniversary before July 2, 2011.  (The date by which conversion is required may vary by state and could be later than July 2, 2011.  Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state.  Our contact information is on the cover page of this prospectus.)  A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion.  This Contract Value is determined after the deduction of any charges for the 5% for Life GMWB that are due upon termination of the original endorsement.  Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion.  (See Example 1c in Appendix D.)  Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement.  We will send you the new endorsement.  Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you.  The charge of the new benefit will be higher than that currently charged for this 5% for Life GMWB.  Conversion is not a right under the Contract or endorsement.  We currently allow conversions, and we may discontinue doing so at any time in the future.  In addition, no more than two GMWB conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 5% for Life GMWB.  Converting your 5% for Life GMWB to LifeGuard Freedom 6 GMWB or LifeGuard Freedom 6 GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups.  Additionally, conversion to LifeGuard Freedom 6 GMWB with Joint Option will provide spousal continuation of the lifetime income feature.  However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit.  Because the GAWA percentage under LifeGuard Freedom 6 GMWB and LifeGuard Freedom 6 GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age of the Owner (or oldest Owner if joint Owners under LifeGuard Freedom 6 GMWB; or youngest Covered Life under LifeGuard Freedom 6 GMWB with Joint Option) at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your 5% for Life GMWB would be equal to the Contract Value at the time of the conversion.  As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion.  In addition, the new GAWA will be based on the new GWB of the new benefit after conversion.  (See Example 1 in Appendix D.)

Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

4% For Life Guaranteed Minimum Withdrawal Benefit (“LifeGuard 4”). The examples in Appendix D supplement the description of this GMWB in varying circumstances and with specific factual assumptions.

PLEASE NOTE:  EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The Owner's life (the “For Life Guarantee”);

The For Life Guarantee is based on the life of the first Owner to die with joint Owners.  For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

So long as the For Life Guarantee is valid, withdrawals are guaranteed even in the event Contract Value is reduced to zero.
●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.
The GWB is the guaranteed amount available for future periodic withdrawals.
○
For Contracts to which this GMWB is added from January 17, 2006 through April 30, 2006, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB, including any bonus opportunity, are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 50 to 80 years old; may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  At least 30 calendar days' prior notice is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  Otherwise, ownership changes are not allowed.  Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is called the Guaranteed Annual Withdrawal Amount (GAWA).  Withdrawals exceeding the limit invalidate the For Life Guarantee, in addition to causing the GWB and GAWA to be recalculated (see below).

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added	The GWB equals initial premium net of any applicable premium taxes.
to the Contract on the Issue Date –	The GAWA equals 4% of the GWB.

When this GMWB is added to the Contract on any Contract	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
Anniversary –	The GAWA equals 4% of the GWB.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-up), and the GWB is reduced by each withdrawal.

Withdrawals.  Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA.  The two tables below clarify what happens in either instance.

When a withdrawal, plus	The GWB is recalculated, equaling the greater of:
all prior withdrawals in the current Contract	●	The GWB before the withdrawal less the withdrawal; Or
Year, is less than or equal to the GAWA –	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is valid; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the GAWA.  You may withdraw the GAWA all at once or throughout the Contract Year.  Withdrawing less than the GAWA in a Contract Year does not entitle you to withdraw more than the GAWA in the next Contract Year.  The amount you may withdraw each Contract Year and keep the guarantees of this GMWB in full effect does not accumulate.

Withdrawing more than the GAWA in a Contract Year causes the GWB and the GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to Contract Value (less any recapture charge on any Contract Enhancement).  The GAWA is also likely reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all	The GWB is recalculated, equaling the lesser of:
prior withdrawals in the current Contract Year,	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
exceeds the GAWA –	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated because the For Life Guarantee is invalidated, equaling the lesser of:
	●	The GAWA before the withdrawal;
	●	The GWB after the withdrawal; Or
	●	4% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement.

If you exceed the GAWA one time with your withdrawals, then the For Life Guarantee is void and cannot be made valid again.  Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Interest Rate Adjustment.  For more information, please see “THE FIXED ACCOUNT” beginning on page 18.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax qualified and non-qualified Contracts, please see “TAXES” beginning on page 220.

Premiums.

With each subsequent premium payment on the	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
Contract –	The GAWA is also recalculated, increasing by:
	●	4% of the premium net of any applicable premium taxes; Or
	●	4% of the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”).  Upon election of a Step-Up, the GMWB charge may be increased subject to the maximum charges listed above.

With a Step-Up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	●	4% of the new GWB; Or
	●	The GAWA before the Step-Up.

The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract.

●	On and after January 17, 2006, during the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.
●	For Contracts to which this GMWB was added before January 17, 2006, Step-Ups are only allowed during the 30-day period following a Contract Anniversary.

Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

If a step-up transaction is processed on the same day the bonus is applied and the Contract Value is less than or equal to the GWB after application of the bonus, the step-up transaction should be terminated and should not count against the Owner as an elected step-up.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

Contract Value Is Zero.  With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is valid and the Contract is still in the accumulation phase.  Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase.  Payments are made on the periodic basis you elect, but no less frequently than annually.

After each payment when the	The GWB is recalculated, equaling the greater of:
Contract Value is zero	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is valid; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, and the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder.  All other rights under your Contract cease, except for the right to change Beneficiaries.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no other death benefit is payable.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

●	Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.
	○	Upon the Owner's death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
○
The spousal Beneficiary is also allowed a Step-Up.  The Step-Up may only be elected on the first Contract Anniversary on or after the Continuation Date, which is the date the spousal Beneficiary's election to continue the Contract is in Good Order.  Otherwise, the above rules for Step-Ups apply.

	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
●	Continue the Contract without this GMWB (GMWB is terminated).
●
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 219.

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)
This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 59 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8.  The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  The bonus is a percentage of a sum called the Bonus Base (defined below).  The bonus is only available for Contracts to which this GMWB is added on and after January 17, 2006.  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 5% and is based on a sum that may vary after this GMWB was added to the Contract (the “Bonus Base”), as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the GAWA, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.
●	With any Step-Up, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The Bonus is available for a limited time (the “Bonus Period”). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:
●	The tenth Contract Anniversary after the effective date of the endorsement;
●	The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or
●	The date Contract Value is zero.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.
When the bonus is applied:

●	The GWB is recalculated, increasing by 5% of the Bonus Base.
●	The GAWA is then recalculated, equaling the greater of 4% of the new GWB and the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base.

Conversion.  You may convert this 4% for Life GMWB to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom 6 GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom 6 GMWB with Joint Option).  Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract.  For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit.  Conversion is permitted on any Contract Anniversary before July 2, 2011.  (The date by which conversion is required may vary by state and could be later than July 2, 2011.  Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state.  Our contact information is on the cover page of this prospectus.)  A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion.  This Contract Value is determined after the deduction of any charges for the 4% for Life GMWB that are due upon termination of the original endorsement.  Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion.  (See Example 1c in Appendix D.)  Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement.  We will send you the new endorsement.  Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you.  The charge of the new benefit will be higher than that currently charged for this 4% for Life GMWB.  Conversion is not a right under the Contract or endorsement.  We currently allow conversions, and we may discontinue doing so at any time in the future.  In addition, no more than two GMWB conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 4% for Life GMWB.  Converting your 4% for Life GMWB to LifeGuard Freedom 6 GMWB or LifeGuard Freedom 6 GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups.  You may also increase your GAWA percentage.  Additionally, conversion to LifeGuard Freedom 6 GMWB with Joint Option will provide spousal continuation of the lifetime income feature.  However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit.  Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner’s (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom 6 GMWB or the youngest Covered Life’s attained age of 59 1/2 for LifeGuard Freedom 6 GMWB with Joint Option instead of on the effective date of the endorsement under your 4% for Life GMWB.

Finally, the new GWB upon any conversion of your 4% for Life GMWB would be equal to the Contract Value at the time of the conversion.  As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion.  In addition, the new GAWA will be based on the new GWB of the new benefit after conversion.  (See Example 1 in Appendix D.)

Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

Systematic Withdrawal Program. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase.  You may withdraw a specified dollar amount (of at least $50 per withdrawal), a specified percentage or earnings.  Your withdrawals may be on a monthly, quarterly, semi-annual or annual basis.  If you have arranged for systematic withdrawals, schedule any planned Step-Up under a GMWB to occur prior to the withdrawal.  Example 6 in Appendix D illustrates the consequences of a withdrawal preceding a Step-Up. There is no charge for the Systematic Withdrawal Program; however, you will have to pay taxes on the money you receive.  You may also be subject to a withdrawal charge and an Interest Rate Adjustment.

Suspension of Withdrawals or Transfers. We may be required to suspend or delay withdrawals or transfers from an Investment Division when:

●	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
●	under applicable SEC rules, trading on the New York Stock Exchange is restricted;
●	under applicable SEC rules, an emergency exists so that it is not reasonably practicable to dispose of securities in an Investment Division or determine the value of its assets; or,
●	the SEC, by order, may permit for the protection of Contract Owners.

We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for up to six months or the period permitted by law.

INCOME PAYMENTS (THE INCOME PHASE)

The income phase of your Contract occurs when you begin receiving regular income payments from us.  The Income Date is the day on which those payments begin.  Once income payments begin, the Contract cannot be returned to the accumulation phase.  The Income Date must be at least 13 months after the Contract's Issue Date.  You can choose the Income Date and an income option.  All of the Contract Value must be annuitized.  The income options are described below.

If you do not choose an income option, we will assume that you selected Option 3, which provides a life annuity with 120 months of guaranteed payments.

You can change the Income Date or income option at least seven days before the Income Date, but changes to the Income Date may only be to a later date.  You must give us written notice at least seven days before the scheduled Income Date.  For Contracts issued on or after April 6, 2009, income payments must begin by the Contract Anniversary on or next following your 95th birthday under a non-qualified Contract, or by such earlier date as required by the applicable qualified plan, law or regulation.  For Contracts issued before April 6, 2009, income payments must begin by your 90th birthday under a non-qualified Contract, unless otherwise approved by the Company, or by such earlier date as required by the applicable qualified plan, law or regulation.  However, for Contracts issued before April 6, 2009, if you have not yet attained or passed age 90, you may elect to change your Income Date to the Contract Anniversary on or next following your 95th birthday.  Additionally, for Contracts issued before April 6, 2009, if you already attained or passed age 90 as of April 6, 2009 and have not yet started receiving income payments, you may elect to change your Income Date to the Contract Anniversary on or next following your 100th birthday.

Under a traditional Individual Retirement Annuity, required minimum distributions must begin in the calendar year in which you attain age 70 1/2 (or such other age as required by law).  Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire.  You do not necessarily have to annuitize your Contract to meet the minimum distribution requirements for Individual Retirement Annuities, qualified plans, and Tax-Sheltered Annuities.  Distributions from Roth IRAs are not required prior to your death.

At the Income Date, you can choose to receive fixed or variable payments from the Investment Divisions.  Unless you tell us otherwise, your income payments will be based on the fixed and variable options that were in place on the Income Date.

You can choose to have income payments made monthly, quarterly, semi-annually, or annually.  Or you can choose a single lump sum payment.  If you have less than $5,000 (before September 22, 2003 - $2,000) to apply toward an income option, we may provide your payment in a single lump sum, part of which may be taxable as Federal Income.  Likewise, if your first income payment would be less than $50 (before September 22, 2003 - $20), we may set the frequency of payments so that the first payment would be at least $50 (before September 22, 2003 - $20).

Variable Income Payments. If you choose to have any portion of your income payments based upon one or more Investment Divisions, the dollar amount of your initial annuity payment will depend primarily upon the following:

●	the amount of your Contract Value you allocate to the Investment Division(s) on the Income Date;
●	the amount of any applicable premium taxes, recapture charges or withdrawal charges and any Interest Rate Adjustment deducted from your Contract Value on the Income Date;
●	which income option you select; and
●
the investment factors listed in your Contract that translate the amount of your Contract Value (as adjusted for applicable charges, frequency of payment and commencement date) into initial payment amounts that are measured by the number of Annuity Units of the Investment Division(s) you select credited to your Contract.

The investment factors in your Contract are calculated based upon a variety of factors, including the age and gender of the Annuitant if you select an income option with a life contingency and an assumed investment rate of 2.50%.  For Contracts issued before October 4, 2004, the assumed investment rate is 3%.

If the actual net investment rate experienced by an Investment Division exceeds the assumed net investment rate, variable annuity payments will increase over time.  Conversely, if the actual net investment rate is less than the assumed net investment rate, variable annuity payments will decrease over time.  If the actual net investment rate equals the assumed net investment rate, the variable annuity payments will remain constant.

We calculate the dollar amount of subsequent income payments that you receive based upon the performance of the Investment Divisions you select.  If that performance (measured by changes in the value of Annuity Units) exceeds the assumed investment rate, then your income payments will increase; if that performance is less than the assumed investment rate, then your income payments will decrease.  Neither expenses actually incurred (other than taxes on investment return), nor mortality actually experienced, will adversely affect the dollar amount of subsequent income payments.

Income Options. The Annuitant is the person whose life we look to when we make income payments (each description assumes that you are the Owner and Annuitant).

Option 1 - Life Income.  This income option provides monthly payments for your life.  No further payments are payable after your death.

Option 2 - Joint and Survivor.  This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you.  Upon the death of either person, the monthly payments will continue during the lifetime of the survivor.  No further payments are payable after the death of the survivor.

Option 3 - Life Annuity With at Least 120 or 240 Monthly Payments.  This income option provides monthly payments for the Annuitant's life, but with payments continuing to the Beneficiary for the remainder of 10 or 20 years (as you select) if the Annuitant dies before the end of the selected period.  If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate no higher than the rate used to calculate the initial payment.

Option 4 - Income for a Specified Period.  This income option provides monthly payments for any number of years from 5 to 30. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate no higher than the rate used to calculate the initial payment.

Additional Options - We may make other income options available.

No withdrawals are permitted during the income phase under an income option that is life contingent.

FutureGuard Guaranteed Minimum Income Benefit .

PLEASE NOTE:  EFFECTIVE OCTOBER 6, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.  In addition, on and after May 16, 2009, we will no longer accept subsequent premium payments for contracts to which this Guaranteed Minimum Income Benefit endorsement is attached.  This subsequent premium limitation does not apply to contracts issued on or after October 4, 2004.

This optional Guaranteed Minimum Income Benefit (“GMIB”) endorsement guarantees a minimum fixed income benefit (under certain life contingent options) after a period of at least 10 Contract Years (7 Contract years if this option was elected before September 22, 2003), subject to specific conditions, regardless of the Allocation Option(s) you select during the accumulation phase.  The guarantee is different depending on when you purchased a Contract.

This benefit is only available if:

●	you elect it prior to your Contract's Issue Date;
●	the Annuitant is not older than age 75 (78 if this option was elected before September 22, 2003) on the Issue Date; and
●
you exercise it on or within 30 calendar days of your 10th (7th if this option was elected before September 22, 2003), or any subsequent Contract Anniversary, but in no event later than the 30 calendar day period following the Contract Anniversary immediately following the Annuitant's 85th birthday.

This GMIB will terminate and will not be payable at the earliest of:

●	the Income Date (if prior to the effective date of this GMIB);
●	the 31st calendar day following the Contract Anniversary immediately after the Annuitant's 85th birthday;
●	the date you make a total withdrawal from the Contract;
●	upon your death (unless your spouse is your Beneficiary, elects to continue the Contract and is eligible for this benefit); or
●	if the Owner is not a natural person, upon the death of the Annuitant.

Once elected, this GMIB cannot be terminated in any other way while your Contract is in force.

You have the option of taking this GMIB instead of the other income options described above.  Your monthly income option payments will be calculated by applying the “GMIB Benefit Base” (described below) to the annuity rates in the table of guaranteed purchase rates attached to this GMIB endorsement.  The only type of income payments available under this GMIB are life contingent fixed annuity income payments.  The fixed annuity payment income options currently available are:

Option 1 – Life Income,

Option 2 – Joint and Survivor,

Option 3 – Life Annuity with 120 Monthly Periods Guaranteed, and

Option 4 – Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed.

No other income options will be available, and no partial annuitizations will be allowed.

After the 10th Contract Anniversary or any subsequent Contract Anniversary, the Contract Owner must exercise this option prior to the Income Date.  This GMIB may not be appropriate for Owners who will be subject to any minimum distribution requirements under an IRA or other qualified plan prior to the expiration of 10 (7 if this option was elected before September 22, 2003) Contract Years.  Please consult a tax advisor on this and other matters of selecting income options.

This GMIB only applies to the determination of income payments under the income options specified above.  It is not a guarantee of Contract Value or performance.  This benefit does not enhance the amounts paid in any withdrawals or death benefits.  You will not receive any benefit under this endorsement if you make a total withdrawal of your Contract Value.

Both the amount of this GMIB and the quarterly charge for this GMIB (described above in the Charges section) are based upon an amount called the “GMIB Benefit Base.”  The GMIB Benefit Base for this GMIB is the greater of (a) or (b), where:

(a) is the Roll-Up Component which is equal to:

●	all premiums you have paid (net of any applicable premium taxes); plus
●	any Contract Enhancements credited on or before the business day the GMIB Benefit Base is being calculated; minus
●	an adjustment (described below) for any withdrawals (including any applicable charges and Interest Rate Adjustments to those withdrawals)

compounded at an annual interest rate of 5% from the Issue Date until the earlier of the Annuitant's 80th birthday or the exercise date of this GMIB.

For Contracts issued before May 2, 2005, with the Roll-Up Component, any taxes incurred and the following charges are also subtracted from your premiums and Contract Enhancements: annual contract maintenance charges; transfer charges; and any applicable non-asset based Contract charges due (other than the GMIB charge) under any optional endorsement.

For Contracts issued before May 3, 2004, the annual interest rate is 6%.

If this option was elected before September 22, 2003, compounding is unavailable.

All adjustments for Premiums and Contract Enhancements are made on the date of Premium payment.  All withdrawal adjustments are made at the end of the Contract Year and on the exercise date of this GMIB.  For total withdrawals up to 5% of the Roll-Up Component as of the previous Contract Anniversary, the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal).  After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 5% of the Roll-Up Component as of the previous Contract Anniversary is the Roll-Up Component immediately prior to the excess withdrawal multiplied by the percentage reduction in the Contract Value attributable to the excess withdrawal (including any applicable charges and adjustments to such excess withdrawal).  In calculating the withdrawal adjustment, the Issue Date is considered a Contract Anniversary.  Generally, the larger the withdrawal, the greater the impact on the GMIB Benefit Base.  Please note also that when the Contract Value is greater than the Roll-Up Component, dollar for dollar withdrawals would result in a larger withdrawal adjustment than would proportional withdrawals.  However, all withdrawals will be processed as described above, regardless of the level of the Contract Value.

For example, the calculations for a Contract issued with an initial Premium payment of $10,000, this Guaranteed Minimum Income Benefit, and a 4% Contract Enhancement would be as follows.  Assume the Owner takes a gross withdrawal during the Contract Year of $400, which is less than 5% of the Roll-Up Component as of the previous Contract Anniversary and therefore treated as a dollar-for-dollar withdrawal at the end of the Contract Year.  The Roll-Up Component of the GMIB Benefit Base at the end of the year will be equal to the Premium and Contract Enhancement accumulated at 5% to the end of the year; less the withdrawal adjustment of $400 made at the end of the year.  The resulting Roll-Up Component is equal to ($10,000 + $400) x 1.05  - $400 = $10,520. (If your Contract was issued before May 2, 2005, then annual contract maintenance charges are also subtracted, and the resulting Roll-Up Component is equal to ($10,000 + $400) x 1.05 - $35 - $400 = $10,485.)  These examples do not take into account taxes.

For Contracts issued before May 2, 2004, withdrawal adjustments are made at the time of the withdrawal and reduce the Roll-Up Component of the Benefit Base in the same proportion as the reduction in Contract Value.

and (b) is the Greatest Contract Anniversary Value Component and is equal to:

●	the greatest Contract Value on any Contract Anniversary prior to the Annuitant's 81st birthday; minus
●	an adjustment (described below) for any withdrawals after that Contract Anniversary (including any applicable charges and Interest Rate Adjustments for those withdrawals); plus
●	any premiums paid (net of any applicable premium taxes) after that Contract Anniversary; minus
●	any annual contract maintenance charge, transfer charge, and any applicable non-asset based charges due under any optional endorsement deducted after that Contract Anniversary; and minus
●	any taxes deducted after that Contract Anniversary.

All adjustments are made on the date of the applicable listed events and their transaction.  The withdrawal adjustment is the Greatest Contract Anniversary Value Component immediately prior to the withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (including any applicable charges and adjustments for such withdrawals).

Neither component of the GMIB Benefit Base will ever exceed:

●	200% of premiums paid (net of any applicable premium taxes and excluding premiums paid in the 12 months prior to the date this GMIB is exercised); minus
●	any withdrawals (including related charges and adjustments) deducted since the issuance of the Contract.

For Contracts issued before May 2, 2005, with both components of the GMIB Benefit Base, any taxes incurred and the following charges are also subtracted from your premiums: annual contract maintenance charges; transfer charges; and any non-asset based Contract charges due under any optional endorsement.  The applicability of this limitation will be determined after the calculation of each component of the GMIB Benefit Base.

If you are the Annuitant under your Contract and your spouse continues the Contract after your death, your spouse will become the Annuitant and will continue to be eligible for this GMIB as long as he or she would have been eligible as an Annuitant when your Contract was issued and is age 84 or younger.  If your spouse does not satisfy those criteria, then this GMIB will terminate and the charge for this GMIB will be discontinued.  Similarly, if an Owner who is a natural person is not the Annuitant and the Annuitant dies, you (the Owner) may select a new Annuitant (who must be a person eligible to be an Annuitant on the Issue Date and is age 84 or younger).  If the new Annuitant in that situation does not satisfy those criteria then this GMIB will terminate and the GMIB charge discontinued.  In the event of joint Annuitants, the age of the youngest Annuitant will be used for all these determinations.  Changing an Annuitant or selecting a new Annuitant while the current Annuitant is still living is not allowed.

Among other requirements applicable to Contracts issued to entities/Owners, the use of multiple Contracts by related entities to avoid maximum premium limits is not permitted. Selection of this GMIB, with multiple Contracts or otherwise, is subject to our administrative rules designed to assure its appropriate use.  We may update these rules as necessary.

You may not elect both a GMIB and a GMWB, and you may not elect to add a GMWB after the Issue Date to a Contract with a GMIB.

FutureGuard 6 Guaranteed Minimum Income Benefit.

PLEASE NOTE:  EFFECTIVE APRIL 6, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.  In addition, on and after May 16, 2009, we will no longer accept subsequent premium payments for contracts to which this Guaranteed Minimum Income Benefit endorsement is attached.  This subsequent premium limitation does not apply to contracts issued on or after October 4, 2004.

This Guaranteed Minimum Income Benefit is designed to provide a guaranteed minimum level of future income regardless of the investment performance of the underlying investment options.  The benefit requires annuitization to provide guaranteed income in the future.  For those investors who are wishing to have current income, this benefit allows them to withdraw a minimum amount and still have guaranteed income in the future.  The following description of this Guaranteed Minimum Income Benefit is supplemented by the examples in Appendix E.

This optional GMIB endorsement guarantees a minimum fixed income benefit (under certain life contingent options) after a period of at least 10 Contract Years, subject to specific conditions, regardless of the Allocation Option(s) you select during the accumulation phase.  The guarantee is different depending on when you purchased a Contract.

This benefit is only available if:

●	you elect it prior to your Contract's Issue Date;
●	the Annuitant is not older than age 75 on the Issue Date; and
●
you exercise it on or within 30 calendar days of any Contract Anniversary that is at least 10 years later than the most recent “Step-Up Date” (described below) but in no event later than the 30 calendar day period following the Contract Anniversary immediately following the Annuitant's 85th birthday.

This GMIB will terminate and will not be payable at the earliest of:

●	the Income Date (if prior to the effective date of this GMIB);
●	the 31st calendar day following the Contract Anniversary immediately after the Annuitant's 85th birthday;
●	the date you make a total withdrawal from the Contract;
●	upon your death (unless your spouse is your Beneficiary, elects to continue the Contract and is eligible for this benefit); or
●	if the Owner is not a natural person, upon the death of the Annuitant.

This GMIB can only be elected at the time you purchase your Contract.  Once elected, this GMIB cannot be terminated in any way other than described above while your Contract is in force.

You have the option of taking this GMIB instead of the other income options described above.  Your monthly income option payments will be calculated by applying the “GMIB Benefit Base” (described below) to the annuity rates in the table of guaranteed purchase rates attached to this GMIB endorsement.  The only types of income payments available under this GMIB are life contingent fixed annuity income payments.  The fixed annuity payment income options currently available are:

Option 1 - Life Income,

Option 2 - Joint and Survivor,

Option 3 - Life Annuity with 120 Monthly Periods Guaranteed, and

Option 4 - Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed.

No other income options will be available, and no partial annuitizations will be allowed.

After any Contract Anniversary that is at least 10 years later than the most recent “Step-Up Date” (described below), the Contract Owner must exercise this option prior to the Income Date.  This GMIB may not be appropriate for Owners who will be subject to any minimum distribution requirements under an IRA or other qualified plan prior to the expiration of 10 Contract Years.  Please consult a tax advisor on this and other matters of selecting income options.

This GMIB only applies to the determination of income payments under the income options specified above.  It is not a guarantee of Contract Value or performance.  This benefit does not enhance the amounts paid in any withdrawals or death benefits.

Both the amount of this GMIB and the quarterly charge for this GMIB (described above in the Charges section) are based upon an amount called the “GMIB Benefit Base.”  The GMIB Benefit Base for this GMIB is the greater of (a) or (b), where:

(a) is the Roll-Up Component which is equal to:

●	the Step-Up Value on the most recent Step-Up Date; plus
●	any premiums you have paid (net of any applicable premium taxes) subsequent to that Step-Up Date; plus
●	any Contract Enhancements (which are credited only in the first Contract Year) subsequent to the Step-Up Date; minus
●	an adjustment (described below) for any withdrawals (including any applicable charges and Interest Rate Adjustments to those withdrawals) subsequent to that Step-Up Date;

compounded at an annual interest rate of 6% from the most recent Step-Up Date until the earlier of the Annuitant's 80th birthday or the exercise date of this GMIB.

At issue, the Step-Up Date is equal to the Issue Date, and the Step-Up Value is equal to the initial Premium paid (net of any applicable premium taxes and Sales Charges) plus any Contract Enhancement credited.  After issue, the Step-Up Date is equal to the Contract Anniversary on which the Owner elects to step up the Roll-Up Component to the Contract Value, and the Step-Up Value is equal to the Contract Value on that Step-Up Date.

Electing to step-up the Roll-Up Component is optional; however, electing to step-up means that you cannot annuitize under this GMIB for another 10 years (from the newly determined Step-Up Date).  A written request for step-up must be received in Good Order by the Service Center within 30 days prior to the Contract Anniversary.  The latest available Step-Up Date will be the Contract Anniversary on or immediately following the Annuitant’s 75th birthday.

All adjustments for Premiums and Contract Enhancements are made on the date of the Premium payment.  All withdrawal adjustments are made at the end of the Contract Year and on the exercise date of this GMIB. For total withdrawals up to 6% of the Roll-Up Component as of the previous Contract Anniversary, the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal). After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 6% of the Roll-Up Component as of the previous Contract Anniversary is the Roll-Up Component immediately prior to the excess withdrawal multiplied by the percentage reduction in the Contract Value attributable to the excess withdrawal (including any applicable charges and adjustments to such excess withdrawal).  In calculating the withdrawal adjustment, the Issue Date is considered a Contract Anniversary.  Generally, the larger the withdrawal, the greater the impact on the GMIB Benefit Base.  Please note also that when the Contract Value is greater than the Roll-Up Component, dollar for dollar withdrawals would result in a larger withdrawal adjustment than would proportional withdrawals.  However, all withdrawals will be processed as described above, regardless of the level of the Contract Value.

and (b) is the Greatest Contract Anniversary Value Component and is equal to:

●	the greatest Contract Value on any Contract Anniversary prior to the Annuitant's 81st birthday; minus
●	an adjustment (described below) for any withdrawals after that Contract Anniversary (including any applicable charges and Interest Rate Adjustments for those withdrawals); plus
●	any premiums paid (net of any applicable premium taxes) after that Contract Anniversary; minus
●	any taxes deducted after that Contract Anniversary.

All of the applicable listed events and their adjustments are made on the date of the transaction.  The withdrawal adjustment is the Greatest Contract Anniversary Value Component immediately prior to the withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (including any applicable charges and adjustments for such withdrawals).

For an Annuitant age 52 or younger on the Contract's Issue Date, neither component of the GMIB Benefit Base will ever exceed the cap of:

●	500% of premiums paid (net of any applicable premium taxes and excluding premiums paid in the 12 months prior to the date this GMIB is exercised); minus
●	any withdrawals (including related charges and adjustments) deducted since the issuance of the Contract.

For an Annuitant age 53 or older on the Contract's Issue Date, there is no cap on either component of the GMIB Benefit Base.

If the Contract Value falls to zero while this GMIB is in effect, then:

●
Annuitization under this GMIB will be automatically exercised if, in each Contract Year since the Issue Date, all withdrawals taken during the Contract Year have either been verified to be RMDs or, in total (including any applicable charges and adjustments), have not exceeded 6% of the Roll-Up Component as of the previous Contract Anniversary.

●
A notice of the annuitization will be sent to the Owner within 10 calendar days, and the Owner will have 30 days from the date the Contract Value falls to zero to choose an income option and a payment frequency.  The Contract will remain active during this 30-day period.  If no choice is made by the end of the 30-day period, the Owner will receive monthly payments based on a life annuity with 10 years certain (joint life annuity with 10 years certain if Joint Annuitants).

●	Otherwise, the GMIB terminates without value.

If you are the Annuitant under your Contract and your spouse continues the Contract after your death, your spouse will become the Annuitant and will continue to be eligible for this GMIB as long as he or she would have been eligible as an Annuitant when your Contract was issued and is age 84 or younger.  If your spouse does not satisfy those criteria, then this GMIB will terminate and the charge for this GMIB will be discontinued.  Similarly, if an Owner who is a natural person is not the Annuitant and the Annuitant dies, you (the Owner) may select a new Annuitant (who must be a person eligible to be an Annuitant on the Issue Date and is age 84 or younger).  If the new Annuitant in that situation does not satisfy those criteria then this GMIB will terminate and the GMIB charge discontinued.  In the event of joint Annuitants, the age of the youngest Annuitant will be used for all these determinations.  Changing an Annuitant or selecting a new Annuitant while the current Annuitant is still living is not allowed.

Among other requirements applicable to Contracts issued to entities/Owners, the use of multiple Contracts by related entities to avoid maximum premium limits is not permitted.  Selection of this GMIB, with multiple Contracts or otherwise, is subject to our administrative rules designed to assure its appropriate use.  We may update these rules as necessary.

You may not elect both a GMIB and a GMWB, and you may not elect to add a GMWB after the Issue Date to a Contract with a GMIB.

DEATH BENEFIT

The Contract has a death benefit, namely the basic death benefit, which is payable during the accumulation phase.  Instead, you may choose an optional death benefit for an additional charge.  As opposed to the LifeGuard Freedom 6 DB optional death benefit, which may be selected after the Contract has been issued but only in conjunction with the purchase of the LifeGuard Freedom 6 GMWB, the optional Highest Anniversary Value Death Benefit is only available upon application.  In addition, once an optional death benefit is chosen, it cannot be canceled except upon conversion (if conversion is permitted).

The effects of any GMWB on the amount payable to your Beneficiaries upon your death should be considered in selecting the death benefit in combination with a GMWB.  Except as provided in certain of the GMWB endorsements, no death benefit will be paid upon your death in the event the Contract Value falls to zero.

The death benefit paid to your Beneficiary upon your death is calculated as of the date we receive all required documentation in Good Order which includes but is not limited to due proof of death and a completed claim form from the Beneficiary of record (if there are multiple Beneficiaries, we will calculate the death benefit when we receive this documentation from the first Beneficiary).  Payment will include interest to the extent required by law.  The death benefit paid will be the basic death benefit unless you have selected an optional death benefit endorsement.  If you have a guaranteed minimum death benefit, the amount by which the guaranteed minimum death benefit exceeds the account value will be put into your account as of the date we receive all required documentation from the Beneficiary of record and will be allocated among the Fixed Account and Investment Divisions according to the current allocation instructions on file for your account as of that date.  Each Beneficiary will receive their portion of the remaining value, subject to market fluctuations, when their option election form is received at our Home Office in Lansing, Michigan.

Basic Death Benefit. If you die before moving to the income phase, the person you have chosen as your Beneficiary will receive a death benefit.  If you have a joint Owner, the death benefit will be paid when the first joint Owner dies.  The surviving joint Owner will be treated as the Beneficiary.  Any other Beneficiary designated will be treated as a contingent Beneficiary.  Only a spouse Beneficiary has the right to continue the Contract in force upon your death.

The death benefit equals the greater of:

●	your Contract Value on the date we receive all required documentation from your Beneficiary; or
●
the total premiums you have paid since your Contract was issued reduced for prior withdrawals (including any applicable charges and adjustments) in the same proportion that the Contract Value was reduced on the date of the withdrawal.  For Contracts issued before October 4, 2004, the withdrawal adjustment is equal to the dollar amount of the withdrawal, and this component of the death benefit would be further reduced by any annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and premium taxes.

For Contracts issued before September 22, 2003, there is a third component.  The death benefit could also be the greatest Anniversary Value before your 86th birthday.  The “Anniversary Value” is your Contract Value on the first day of a Contract year, minus any withdrawals (and applicable charges) and plus any additional premiums since that day.

Optional Death Benefits. Optional death benefits are available but, because there is an additional annual charge for optional death benefits, and because you cannot change your selection, please be sure that you have read about and understand the Contract's basic death benefit before selecting an optional death benefit.

The Highest Anniversary Value Death Benefit is designed to protect your Contract Value from potentially poor investment performance and the impact that poor investment performance could have on the amount of the basic death benefit.  This optional death benefit is available if you are 79 years of age or younger on the Contract's Issue Date.  However, the older you are when your Contract is issued, the less advantageous it would be for you to select an optional death benefit.

Each optional death benefit is subject to our administrative rules to assure appropriate use, which administrative rules may be changed, as necessary.  For purposes of the optional death benefits, “Net Premiums” are defined as your premium payments net of premium taxes, reduced by any withdrawals (including applicable charges and deductions) at the time of the withdrawal in the same proportion that the Contract Value was reduced on the date of the withdrawal.  Accordingly, if a withdrawal were to reduce the Contract Value by 50%, for example, Net Premiums would also be reduced by 50%.  Similarly, with the “Highest Anniversary Value” component, the adjustment to your Contract Value for any withdrawals (including applicable charges and deductions) will have occurred proportionally at the time of the withdrawals.  For Contracts issued before October 4, 2004, the withdrawal adjustment is instead equal to the dollar amount of the withdrawals and your premium payments are further reduced by the annual contract maintenance charges, transfer charges, the charges for any optional benefit endorsements, and taxes.  Also for Contracts issued before October 4, 2004, certain withdrawal adjustments are instead equal to the dollar amount of your withdrawals.  Please see the calculations for the Highest Anniversary Value Death Benefit below for more information.

Following are the calculations for the optional death benefits:

Highest Anniversary Value Death Benefit changes your basic death benefit during the accumulation phase of your Contract to the greatest of:

(a)	your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or
(b)	total Net Premiums since your Contract was issued (for Contracts issued before October 4, 2004, premium withdrawal adjustments are equal to the dollar amount of your withdrawals); or
(c)
your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, minus any withdrawals (including any applicable withdrawal charges and adjustments), the Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, plus any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary.  For contracts issued on or after January 16, 2007, Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary will not be deducted from your greatest Contract Value.

Unlike the basic death benefit, for contracts issued on or after April 6, 2009, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments.  If the Income Date is before the Owner attains the age of 95, then this optional death benefit endorsement terminates and no death benefit is payable.  However, if the Income Date is on the date the Owner attains age of 95 or later (the latest possible Income Date), then the death benefit amount is equal to the excess, if any, of (a) minus (b) where:

(a) = the GMDB Benefit Base on the Income Date; and
(b) = the Contract Value on the Income Date.

If there is a death benefit amount on or after the Income Date, it will be payable to the Beneficiary when due proof of the Owner's death is received by the Company in Good Order.  If the Owner is not deceased as of the date that the final annuity payment under the elected income option is due, the death benefit amount will be payable in a lump sum to the Owner along with the final annuity payment.

LifeGuard Freedom DB, changes your basic death benefit during the accumulation phase of your Contract to the greatest of:

(a)	The Contract's Basic Death Benefit (see the description above); or
(b)	The GMWB Death Benefit

PLEASE NOTE:  EFFECTIVE SEPTEMBER 28, 2009, THE LIFEGUARD FREEDOM DB ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The LifeGuard Freedom DB is only available in conjunction with the purchase of the LifeGuard Freedom GMWB and only if the Owner is 75 years of age or younger on the date the endorsement is added to the Contract.  At election, the GMWB Death Benefit equals the LifeGuard Freedom GMWB Guaranteed Withdrawal Balance (GWB).  If you select the LifeGuard Freedom GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of any applicable premium taxes and adjusted for any subsequent premium payments and withdrawals.  If the LifeGuard Freedom GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  Election of LifeGuard Freedom DB after issue is only permitted if another optional death benefit endorsement has not been elected

At the time of a partial withdrawal, if the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of (1) the LifeGuard Freedom GMWB Guaranteed Annual Withdrawal Amount (GAWA) or (2) the required minimum distribution (RMD) under the Internal Revenue Code (for certain tax-qualified Contracts), the GMWB Death Benefit will be unchanged.  If a partial withdrawal plus all prior partial withdrawals made in the current Contract Year exceeds the greater of the GAWA or the RMD, the excess withdrawal is defined to be the lesser of (1) the amount of the partial withdrawal or (2) the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, and the GMWB Death Benefit is reduced in the same proportion as the Contract Value is reduced for the excess withdrawal.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit and may lead to its premature termination.

With each subsequent premium received after this endorsement is effective, the GMWB Death Benefit is recalculated to equal the GMWB Death Benefit prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.00.

The GMWB Death Benefit is not adjusted upon step-up, the application of the GWB adjustment or the application of any bonus.  The GMWB Death Benefit will terminate on the date the Contract Value equals zero.

For more information about how the LifeGuard Freedom GMWB works, including how the GWB and GAWA are calculated, please see “For Life GMWB With Bonus and Annual Step-Up” beginning on page 133.

Unlike the basic death benefit, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments.  If the Income Date is before the Owner attains the age of 95, then this optional death benefit endorsement terminates and no death benefit is payable.  However, if the Income Date is on the date the Owner attains age of 95 or later (the latest possible Income Date) and one of the following income options is elected, then the corresponding death benefit is payable:

●
Life Income of the GAWA.  If this income option is elected, the death benefit payable to the Beneficiary when due proof of the Owner's death is received by the Company in Good Order is equal to the GMWB Death Benefit as of the Income Date.

●
Specified Period Income of the GAWA.  If this income option is elected, the death benefit payable to the Beneficiary when due proof of the Owner's death is received by the Company in Good Order is equal to the GMWB Death Benefit as of the Income Date.
If, under this income option, the Owner is not deceased as of the date that the final payment of the remaining GWB is due, the death benefit will be payable in a lump sum to the Owner along with the remaining GWB.

●
Life Income.  If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the Annuitant's death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:
(a) = the GMWB Death Benefit on the Income Date; and
(b) = the Contract Value on the Income Date.

●
Joint and Survivor.  If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the survivor's death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:
(a) = the GMWB Death Benefit on the Income Date; and
(b) = the Contract Value on the Income Date.

●
Life Annuity With at Least 120 Monthly Payments.  If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the Annuitant's death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:
(a) = the GMWB Death Benefit on the Income Date; and
(b) = the Contract Value on the Income Date.

LifeGuard Freedom 6 DB, changes your basic death benefit during the accumulation phase of your Contract to the greatest of:

(a) The Contract's Basic Death Benefit (see the description above); or
(b) The GMWB Death Benefit

The LifeGuard Freedom 6 DB is only available in conjunction with the purchase of the LifeGuard Freedom 6 GMWB and only if the Owner is 75 years of age or younger on the date the endorsement is added to the Contract.  At election, the GMWB Death Benefit equals the LifeGuard Freedom 6 GMWB Guaranteed Withdrawal Balance (GWB).  If you select the LifeGuard Freedom 6 GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of any applicable premium taxes and adjusted for any subsequent premium payments and withdrawals.  If the LifeGuard Freedom 6 GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  Election of LifeGuard Freedom 6 DB after issue is only permitted if another optional death benefit endorsement has not been elected.

At the time of a partial withdrawal, if the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of (1) the LifeGuard Freedom 6 GMWB Guaranteed Annual Withdrawal Amount (GAWA) or (2) the required minimum distribution (RMD) under the Internal Revenue Code (for certain tax-qualified Contracts), the GMWB Death Benefit will be unchanged.  If a partial withdrawal plus all prior partial withdrawals made in the current Contract Year exceeds the greater of the GAWA or the RMD, the excess withdrawal is defined to be the lesser of (1) the amount of the partial withdrawal or (2) the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, and the GMWB Death Benefit is reduced in the same proportion as the Contract Value is reduced for the excess withdrawal.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit and may lead to its premature termination.

With each subsequent premium received after this endorsement is effective, the GMWB Death Benefit is recalculated to equal the GMWB Death Benefit prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.00.

In addition, on the 7th Contract Anniversary following the effective date of the endorsement, the GMWB Death Benefit will automatically step up to the Contract Value if the Contract Value is greater than the GMWB Death Benefit.

The GMWB Death Benefit is not adjusted upon step-up of the LifeGuard Freedom 6 GMWB GWB, the application of the GWB adjustment or the application of any bonus.  The GMWB Death Benefit will terminate on the date the Contract Value equals zero.

For more information about how the LifeGuard Freedom 6 GMWB works, including how the GWB and GAWA are calculated, please see “For Life GMWB With Bonus and Annual Step-Up” beginning on page 154.

Unlike the basic death benefit, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments.  If the Income Date is before the Owner attains the age of 95, then this optional death benefit endorsement terminates and no death benefit is payable.  However, if the Income Date is on the date the Owner attains age of 95 or later (the latest possible Income Date) and one of the following income options is elected, then the corresponding death benefit is payable:

●
Life Income of the GAWA.  If this income option is elected, the death benefit payable to the Beneficiary when due proof of the Owner's death is received by the Company in Good Order is equal to the GMWB Death Benefit as of the Income Date.

●
Specified Period Income of the GAWA.  If this income option is elected, the death benefit payable to the Beneficiary when due proof of the Owner's death is received by the Company in Good Order is equal to the GMWB Death Benefit as of the Income Date.
If, under this income option, the Owner is not deceased as of the date that the final payment of the remaining GWB is due, the death benefit will be payable in a lump sum to the Owner along with the remaining GWB.

●
Life Income.  If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the Annuitant's death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:
(a) = the GMWB Death Benefit on the Income Date; and
(b) = the Contract Value on the Income Date.

●
Joint and Survivor.  If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the survivor's death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:
(a) = the GMWB Death Benefit on the Income Date; and
(b) = the Contract Value on the Income Date.

●
Life Annuity With at Least 120 Monthly Payments.  If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the Annuitant's death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:
(a) = the GMWB Death Benefit on the Income Date; and
(b) = the Contract Value on the Income Date.

Payout Options. The Contract's death benefit is payable pursuant to one of the following payout options:

●	single lump sum payment; or
●	payment of entire death benefit within 5 years of the date of death; or
●
payment of the entire death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy, with the balance of the death benefit payable to the Beneficiary.  Any portion of the death benefit not applied under an income option within one year of the Owner's death, however, must be paid within five years of the date of the Owner's death.

Under these payout options, the Beneficiary may also elect to receive additional lump sums at any time.  The receipt of any additional lump sums will reduce the future payments to the Beneficiary.

Unless the Beneficiary chooses to receive the entire death benefit in a single sum, the Beneficiary must elect a payout option within the 60-day period beginning with the date we receive proof of death and payments must begin within one year of the date of death.  If the Beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, we will pay the death benefit within seven days. If your Beneficiary is your spouse, he/she may elect to continue the Contract, at the current Contract Value, in his/her own name.  For more information, please see “Special Spousal Continuation Option” beginning on page 219.

Pre-Selected Payout Options.  As Owner, you may also make a predetermined selection of the death benefit payout option if your death occurs before the Income Date.  However, at the time of your death, we may modify the death benefit option if the death benefit you selected exceeds the life expectancy of the Beneficiary.  If this Pre-Selected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract.  This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code.  If the Beneficiary does not submit the required documentation for the death benefit to us within one year of your death, however, the death benefit must be paid, in a single lump sum, within five years of your death.

Special Spousal Continuation Option. If your spouse is the Beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Special Spousal Continuation Option, no death benefit will be paid at that time.  Instead, we will contribute to the Contract a Continuation Adjustment, which is the amount by which the death benefit that would have been payable exceeds the Contract Value.  We calculate this amount using the Contract Value and death benefit as of the date we receive all required documentation from the Beneficiary of record and the spousal Beneficiary's written request to continue the Contract (the “Continuation Date”).  We will add this amount to the Contract based on the current allocation instructions at the time of your death, subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse.

If your spouse continues the Contract in his/her own name under the Special Spousal Continuation option, the new Contract Value will be considered the initial premium for purposes of determining any future death benefit under the Contract.  The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract prospectively, so the death benefit may be at a different level.

If your spouse elects to continue the Contract, your spouse, as new Owner, cannot terminate most of the optional benefits you elected.  Any GMIB will terminate upon your death (and no further GMIB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract.  For more information, please see the descriptions of the “Guaranteed Minimum Income Benefits” beginning on page 209.  Similarly, a GMWB will also terminate upon your death (and no further GMWB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract.  For more information, please see the respective GMWB subsections in this prospectus.

The Special Spousal Continuation Option is available to elect one time on the Contract.  However, if the Pre-Selected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code.

Death of Owner On or After the Income Date. If you or a joint Owner dies, and is not the Annuitant, on or after the Income Date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death.  If you die, the Beneficiary becomes the Owner.

Death of Annuitant. If the Annuitant is not an Owner or joint Owner and dies before the Income Date, you can name a new Annuitant, subject to our underwriting rules.  If you do not name a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant.  However, if the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

If the Annuitant dies on or after the Income Date, any remaining guaranteed payments will be paid to the Beneficiary as provided for in the income option selected.  Any remaining guaranteed payments will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

TAXES

The following is only general information and is not intended as tax advice to any individual.  Additional tax information is included in the SAI.  You should consult your own tax adviser as to how these general rules will apply to you if you purchase a Contract.

CONTRACT OWNER TAXATION

Tax-Qualified and Non-Qualified Contracts.  If you purchase your Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as a 403(b) contract), or pension or profit-sharing plan (including a 401(k) plan or H.R. 10 Plan) your Contract will be what is referred to as a tax-qualified contract.  Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral.  You should consult your own adviser regarding these features and benefits of the Contract prior to purchasing a tax-qualified contract.

If you do not purchase your Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a non-qualified contract.

The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

Non-Qualified Contracts – General Taxation.  Increases in the value of a non-qualified Contract attributable to undistributed earnings are generally not taxable to the Contract Owner or the Annuitant until a distribution (either a withdrawal, including withdrawals under any GMWB you may elect, or an income payment) is made from the Contract.  This tax deferral is generally not available under a non-qualified Contract owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person).  Loans based on a non-qualified Contract are treated as distributions.

Non-Qualified Contracts – Aggregation of Contracts. For purposes of determining the taxability of a distribution, the Code provides that all non-qualified contracts issued by us (or an affiliate) to you during any calendar year must be treated as one annuity contract.  Additional rules may be promulgated under this Code provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

Non-Qualified Contracts – Withdrawals and Income Payments.  Any withdrawal from a non-qualified Contract, including withdrawals under any GMWB you may elect, is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract.  In contrast, a part of each income payment under a non-qualified Contract is generally treated as a non-taxable return of premium.  The balance of each income payment is taxable as ordinary income.  The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made.  Income payments received after all of your investment in the Contract is recovered are fully taxable as ordinary income.   Additional information is provided in the SAI.

The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified Contract.  This penalty tax will not apply to any amounts:

●	paid on or after the date you reach age 59 1/2;
●	paid to your Beneficiary after you die;
●	paid if you become totally disabled (as that term is defined in the Code);
●
paid in a series of substantially equal periodic payments made annually (or more frequently) for your life (or life expectancy) or for a period not exceeding the joint lives (or joint life expectancies) of you and your Beneficiary;

●	paid under an immediate annuity; or
●	which come from premiums made prior to August 14, 1982.

Non-Qualified Contracts – Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

The requirements of (b) above can be considered satisfied if any portion of the Owner's interest which is payable to or for the benefit of a “designated Beneficiary” is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary and such distributions begin within one year of that Owner's death.  The Owner's “designated Beneficiary,” who must be a natural person, is the person designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death.  However, if the Owner's “designated Beneficiary” is the surviving spouse of the Owner, the contract may be continued with the surviving spouse as the new Owner.

Tax-Qualified Contracts – Withdrawals and Income Payments.  The Code imposes limits on loans, withdrawals and income payments under tax-qualified Contracts.  The Code also imposes required minimum distributions for tax-qualified Contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified Contract.  These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI.  Any withdrawals under a tax-qualified Contract, including withdrawals under any GMWB you may elect, will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions).  In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

Withdrawals – Tax-Sheltered Annuities. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities.  Withdrawals can only be made when an Owner:

●	reaches age 59 1/2;
●	leaves his/her job;
●	dies;
●	becomes disabled (as that term is defined in the Code); or
●	experiences hardship. However, in the case of hardship, the Owner can only withdraw the premium and not any earnings.

Withdrawals – Roth IRAs. Subject to certain limitations, individuals may also purchase a type of non-deductible IRA annuity known as a Roth IRA annuity.  Qualified distributions from Roth IRA annuities are entirely federal income-tax free.  A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild or ancestor.

Constructive Withdrawals – Investment Adviser Fees. Withdrawals from non-qualified Contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract.  In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified Contract need not be considered a distribution for income tax purposes.  Under the facts in these Rulings:

●	there was a written agreement providing for payments of the fees solely from the annuity Contract,
●	the Contract Owner had no liability for the fees and
●	the fees were paid solely from the annuity Contract to the adviser.

Extension of Latest Income Date.  If you do not annuitize your non-qualified Contract on or before the Latest Income Date, it is possible that the IRS could challenge the status of your Contract as an annuity Contract for tax purposes.  The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the Contract Value each year from the inception of the Contract or the entire increase in the Contract Value would be taxable in the year of your Latest Income Date.  In either situation, you could realize taxable income even if the Contract proceeds are not distributed to you at that time.  Accordingly, before purchasing a Contract, you should consult your tax advisor with respect to these issues.

Death Benefits. None of the death benefits paid under the Contract to the Beneficiary will be tax-exempt life insurance benefits.  The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments.  Estate or gift taxes may also apply.

Assignment. An assignment of your Contract will generally be a taxable event.  Assignments of a tax-qualified Contract may also be limited by the Code and the Employee Retirement Income Security Act of 1974, as amended.  These limits are summarized in the SAI.  You should consult your tax adviser prior to making any assignment of your Contract.

Diversification. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract.  We believe that the underlying investments are being managed so as to comply with these requirements.  A fuller discussion of the diversification requirements is contained in the SAI.

Owner Control. In a Revenue Ruling issued in 2003, the Internal Revenue Service (IRS) considered certain variable annuity and variable life insurance Contracts and held that the types of actual and potential control that the Contract Owners could exercise over the investment assets held by the insurance company under these variable Contracts was not sufficient to cause the Contract Owners to be treated as the Owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets.  Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, Contract or agreement between the Contract Owner and Jackson Life of NY regarding the availability of a particular investment option and other than the Contract Owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an advisor in its sole and absolute discretion.

The Contract will differ from the contracts described in the Revenue Ruling, in two respects.  The first difference is that the contract in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas a Contract offers 95 Investment Divisions and at least one Fixed Account option, although a Contract Owner's Contract Value can be allocated to no more than 18 fixed and variable options at any one time.  The second difference is that the Owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract Owner will be permitted to make up to 15 transfers in any one year without a charge.

The Revenue Ruling states that whether the Owner of a variable contract is to be treated as the Owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.  Jackson Life of NY does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the contract without an additional charge should prevent the holding in the Revenue Ruling from applying to the Owner of a Contract.  At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance.  We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.

Withholding. In general, the income portion of distributions from a Contract are subject to 10% federal income tax withholding and the income portion of income payments are subject to withholding at the same rate as wages unless you elect not to have tax withheld.  Some states have enacted similar rules.  Different rules may apply to payments delivered outside the United States.

Eligible rollover distributions from a Contract issued under certain types of tax-qualified plans will be subject to federal tax withholding at a mandatory 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, tax-sheltered annuities, Individual Retirement Annuities and eligible deferred compensation plans of state or local governments.  Distributions which may not be rolled over are those which are:

(a)
one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee, (b) the joint lives or joint life expectancies of the employee and the employee's Beneficiary, or (c) for a specified period of ten years or more;

(b)	a required minimum distribution;
(c)	a hardship withdrawal; or
(d)	the non-taxable portion of a distribution.

JACKSON OF NY TAXATION

We will pay company income taxes on the taxable corporate earnings created by this separate account product adjusted for various permissible deductions and certain tax benefits discussed below. While we may consider company income tax liabilities and tax benefits when pricing our products, we do not currently include our income tax liabilities in the charges you pay under the contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future.  (We do impose a so-called “Federal (DAC) Tax Charge” under variable life insurance policies, but the “Federal (DAC) Tax Charge” merely compensates us for the required deferral of acquisition cost and does not constitute company income taxes.)
In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include dividends received deductions and foreign tax credits which can be material.  We do not pass these benefits through to the separate accounts, principally because:  (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; (ii) product owners are not the owners of the assets generating the benefits under applicable income tax law; and (iii) while we impose a so-called “Federal (DAC) Tax Charge” under variable life insurance policies, we do not currently include company income taxes in the charges owners pay under the products.

OTHER INFORMATION

Dollar Cost Averaging. If the amount allocated to the Investment Divisions plus the amount allocated to the Fixed Account options is at least $15,000, you can arrange to have a dollar amount or percentage of money periodically transferred automatically into the Investment Divisions and other Fixed Account options from the one-year Fixed Account or any of the Investment Divisions.  In the case of transfers from the one-year Fixed Account or Investment Divisions with a stable unit value, this can let you pay a lower average cost per unit over time than you would receive if you made a one-time purchase.  Transfers from the more volatile Investment Divisions may not result in lower average costs and such Investment Divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets.  There is no charge for Dollar Cost Averaging.  Certain restrictions may apply.  Dollar Cost Averaging and Rebalancing are mutually exclusive, and you cannot select both.

Special Dollar Cost Averaging Plus (DCA+). DCA+ is only available to Contracts issued on or after July 14, 2008.  The DCA+ Fixed Account Option is a “source account” designed for dollar cost averaging transfers to Investment Divisions or systematic transfers to other Fixed Account Options.  The DCA+ Fixed Account Option is credited with a special interest rate.  If a DCA+ Fixed Account Option is selected, monies in the DCA+ Fixed Account Option will be systematically transferred to the Investment Divisions or other Fixed Account Options chosen over the DCA+ term selected.  There is no charge for DCA+.  We may discontinue the availability of DCA+ at any time and without notice.  You should consult your Jackson representative with respect to the current availability of the Fixed Account Options and the availability of DCA+.

Earnings Sweep. You can choose to move your earnings from the source accounts (only applicable from the one year Fixed Account Option and the Money Market Investment Division).  There is no charge for Earnings Sweep.

Rebalancing. You can arrange to have us automatically reallocate your Contract Value among Investment Divisions and the one-year Fixed Account periodically to maintain your selected allocation percentages.  Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing Investment Divisions.  Dollar Cost Averaging and Rebalancing are mutually exclusive, you cannot select both.  There is no charge for Rebalancing.

You may cancel a Dollar Cost Averaging, Earnings Sweep or Rebalancing program using whatever methods you use to change your allocation instructions.

Free Look. You may return your Contract to the selling agent or us within twenty days after receiving it.  We will return

●	the Contract Value in the Investment Divisions, plus
●	any fees and expenses deducted from the premium prior to allocation to the Investment Divisions, plus
●	the full amount of premium you allocated to the Fixed Account (minus any withdrawals), minus
●	any withdrawals from the Fixed Account and applicable Contract Enhancement recapture charge.

We will determine the Contract Value in the Investment Divisions as of the date we receive the Contract or the date you return it to the selling agent.  We will return premium payments where required by law.

Advertising. From time to time, we may advertise several types of performance of the Investment Divisions.

●	Total return is the overall change in the value of an investment in an Investment Division over a given period of time.
●	Standardized average annual total return is calculated in accordance with SEC guidelines.
●
Non-standardized total return may be for periods other than those required by, or may otherwise differ from, standardized average annual total return.  For example, if a Fund has been in existence longer than the Investment Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.

●	Yield refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period.  Performance will reflect the deduction of the mortality and expense risk and administration charges and may reflect the deduction of contract maintenance and withdrawal charges, but will not reflect charges for optional features except in performance data used in sales materials that promote those optional features.  The deduction of withdrawal charges and/or the charges for optional features would reduce the percentage increase or make greater any percentage decrease.

Modification of Your Contract. Only our President, Vice President, Secretary or Assistant Secretary may approve a change to or waive a provision of your Contract.  Any change or waiver must be in writing.  We may change the terms of your Contract without your consent in order to comply with changes in applicable law, or otherwise as we deem necessary.

Legal Proceedings. There are no material legal proceedings, other than the ordinary routine litigation incidental to the business to which Jackson of NY is a party.

Jackson, Jackson of NY's parent, is a defendant in a number of civil proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale or administration of insurance products. These matters are sometimes referred to as market conduct litigation. The market conduct litigation currently pending against Jackson asserts various theories of liability and purports to be filed on behalf of individuals or differing classes of persons in the United States who purchased either life insurance or annuity products from Jackson during periods ranging from 1981 to present.  Jackson has retained national and local counsel experienced in the handling of such litigation. To date, such litigation has either been resolved by Jackson on a non-material basis, or is being vigorously defended.  Jackson accrues for legal contingencies once the contingency is deemed to be probable and estimable.  Please see the Jackson National Life Insurance Company and Subsidiaries Consolidated Financial Statements for the year ending December 31, 2008, for information concerning such amounts that have been accrued.  At this time, it is not feasible to make a meaningful estimate of the amount or range of any additional losses that could result from an unfavorable outcome in such actions.

PRIVACY POLICY

Collection of Nonpublic Personal Information. We collect nonpublic personal information (financial and health) about you from some or all of the following sources:

●	Information we receive from you on applications or other forms;
●	Information about your transactions with us;
●	Information we receive from a consumer reporting agency;
●	Information we obtain from others in the process of verifying information you provide us; and
●	Individually identifiable health information, such as your medical history, when you have applied for a life insurance policy.

Disclosure of Current and Former Customer Nonpublic Personal Information. We will not disclose our current and former customers' nonpublic personal information to affiliated or nonaffiliated third parties, except as permitted by law. To the extent permitted by law, we may disclose to either affiliated or nonaffiliated third parties all of the nonpublic personal financial information that we collect about our customers, as described above.

In general, any disclosures to affiliated or nonaffiliated parties will be for the purpose of them providing services for us so that we may more efficiently administer your Contract and process the transactions and services you request. We do not sell information to either affiliated or non-affiliated parties.

We also share customer name and address information with unaffiliated mailers to assist in the mailing of company newsletters and other Contract Owner communications.  Our agreements with these third parties require them to use this information responsibly and restrict their ability to share this information with other parties.

We do not internally or externally share nonpublic personal health information other than, as permitted by law, to process transactions or to provide services that you have requested.  These transactions or services include, but are not limited to, underwriting life insurance policies, obtaining reinsurance of life policies and processing claims for waiver of premium, accelerated death benefits, terminal illness benefits or death benefits.

You should know that your representative is independent of Jackson.  He or she is responsible for the use and security of information you provide him or her.  Please contact your representative if you have questions about his or her privacy policy.

Security to Protect the Confidentiality of Nonpublic Personal Information. We have security practices and procedures in place to prevent unauthorized access to your nonpublic personal information.  Our practices of safeguarding your information help protect against the criminal use of the information.  Our employees are bound by a Code of Conduct requiring that all information be kept in strict confidence, and they are subject to disciplinary action for violation of the Code.

We restrict access to nonpublic personal information about you to our employees, agents and contractors.  We maintain physical, electronic and procedural safeguards that comply with federal and state regulations to guard your nonpublic personal information.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
General Information and History	2
Services	7
Purchase of Securities Being Offered	7
Underwriters	7
Calculation of Performance	7
Additional Tax Information	9
Annuity Provisions	19
Net Investment Factor	20
Condensed Financial Information	20

APPENDIX A

TRADEMARKS, SERVICE MARKS, AND RELATED DISCLOSURES

“JNL®,” “Jackson National®” and “Jackson®” are trademarks or service marks of Jackson National Life Insurance Company.

“Dow Jones®”, “Dow Jones Industrial AverageSM”, “DJIASM” “Dow Jones Select Dividend IndexSM,” “The DowSM” and “the Dow 10SM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”) and have been licensed to CME Group Index Holdings LLC (“CME”) and have been sub-licensed for use for certain purposes by Jackson National Life Insurance Company®.  Dow Jones, CME and their respective affiliates have no relationship to the JNL Variable Fund LLC and Mellon Capital Management Corporation, other than the licensing of the Dow Jones Industrial Average (DJIA) and their respective service marks for use in connection with the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

Dow Jones, CME and their respective affiliates do not:
●
Sponsor, endorse, sell or promote the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

●
Recommend that any person invest in JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, or the JNL/Mellon Capital Management Technology Sector Fund.

●
Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

●
Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

●
Consider the needs of the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund or the owners of the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund in determining, composing or calculating the DJIA or have any obligation to do so.

Dow Jones, CME and their respective affiliates will not have any liability in connection with the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, or the JNL/Mellon Capital Management Technology Sector Fund. Specifically,

●	Dow Jones, CME and their respective affiliates do not make any warranty, express or implied, and Dow Jones, CME and their respective affiliates disclaim any warranty about:
●
The results to be obtained by the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund, the owners of the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund or any other person in connection with the use of the DJIA and the data included in the DJIA;

	●	The accuracy or completeness of the DJIA and its data;
	●	The merchantability and the fitness for a particular purpose or use of the DJIA and its data;
●	Dow Jones, CME and/or their respective affiliates will have no liability for any errors, omissions or interruptions in the DJIA or its data;
●
Under no circumstances will Dow Jones, CME and/or their respective affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if they know that they might occur.

The licensing agreement relating to the use of the indexes and trademarks referred to above by Jackson National Life Insurance Company® and Dow Jones is solely for the benefit of the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund and not for any other third parties.

Goldman Sachs is a registered service mark of Goldman, Sachs & Co.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations).  The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s).  The Corporations make no representation or warranty, express or implied to the Owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index® to track general stock market performance.  The Corporations’ only relationship to Jackson (Licensee) is in the licensing of the Nasdaq-100®, Nasdaq-100 Index® and Nasdaq® trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index® which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s).  Nasdaq has no obligation to take the needs of the Licensee or the Owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index®.  The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash.  The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

The Corporations do not guarantee the accuracy and/or uninterrupted calculation of the Nasdaq-100 index® or any data included therein.  The Corporations make no warranty, express or implied, as to results to be obtained by Licensee, Owners of the product(s) or any other person or entity from the use of the Nasdaq-100 Index® or any data included therein.  The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Nasdaq-100 Index® or any data included therein.  Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect or consequential damages, even if notified of the possibility of such damages.

“The Nasdaq-100®,” “Nasdaq-100 Index®,” “Nasdaq Stock Market®” and “Nasdaq®” are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the “Corporations”) and have been licensed for use by Jackson.  The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq®25 Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, or the JNL/Mellon Capital Management VIP Fund.  The JNL/Mellon Capital Management Nasdaq® 25 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations.  THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ® 25 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.

“NYSE®” is a registered mark of, and “NYSE International 100 IndexSM” is a service mark of, the New York Stock Exchange, Inc. (“NYSE”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC.  The JNL/Mellon Capital Management NYSE® International 25 Fund is not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management NYSE® International 25 Fund.

“NYSE International 100 IndexSM” is a service mark of NYSE Group, Inc.  NYSE Group, Inc. has no relationship to Jackson National Asset Management, LLC, other than the licensing of the “NYSE International 100 IndexSM” (the “Index”) and its service marks for use in connection with the JNL/Mellon Capital Management NYSE® International 25 Fund.

NYSE Group, Inc. does not:

• Sponsor, endorse, sell or promote the JNL/Mellon Capital Management NYSE® International 25 Fund.
• Recommend that any person invest in the JNL/Mellon Capital Management NYSE® International 25 Fund or any other securities.
• Have any responsibility or liability for or make any decisions about the timing, amount or pricing of JNL/Mellon Capital Management NYSE® International 25 Fund.
• Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management NYSE® International 25 Fund.
• Consider the needs of the JNL/Mellon Capital Management NYSE® International 25 Fund or the owners of the JNL/Mellon Capital Management NYSE® International 25 Fund in determining, composing or calculating the NYSE International 100 IndexSM or have any obligation to do so.

NYSE Group, Inc. and its affiliates will not have any liability in connection with the JNL/Mellon Capital Management NYSE® International 25 Fund.  Specifically,

• NYSE Group, Inc. and its affiliates make no warranty, express or implied, and NYSE Group, Inc. and its affiliates disclaim any warranty about:
• The results to be obtained by the JNL/Mellon Capital Management NYSE® International 25 Fund, the owner of the JNL/Mellon Capital Management NYSE® International 25 Fund or any other person in connection with the use of the Index and the data included in the NYSE International 100 IndexSM;
• The accuracy or completeness of the Index and its data;
• The merchantability and the fitness for a particular purpose or use of the Index and its data;
• NYSE Group, Inc. will have no liability for any errors, omissions or interruptions in the Index or its data;
• Under no circumstances will NYSE Group, Inc. or any of its affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if NYSE Group, Inc. knows that they might occur.

The licensing agreement between Jackson National Asset Management, LLC and NYSE Group, Inc. is solely for their benefit and not for the benefit of the owners of the JNL/Mellon Capital Management NYSE® International 25 Fund or any other third parties.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.  Russell is a trademark of Russell Investment Group.

JNL/Mellon Capital Management Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group (“Russell”).  Russell is not responsible for and has not reviewed JNL/Mellon Capital Management Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes.  Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based.  RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES.  RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES.  RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500®,” “S&P 500 Index®,” “S&P MidCap 400 Index®,” and the “S&P SmallCap 600 Index®” are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and have been licensed for use by Jackson.  The JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management S&P® SMid 60 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management S&P® 24 Fund and any other investment fund or other vehicle that is offered by third parties and that seeks to provide an investment return based on the returns of any Standard & Poor’s Index  are not sponsored, endorsed, sold or promoted by S&P and its affiliates. S&P is not an investment adviser and S&P and its affiliates make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in these Funds.  Among the fund options considered are index funds based on the S&P 500 and other indexes that are published by S&P.  S&P typically receives license fees from the issuers of such funds, some of which may be based on the amount of assets invested in the fund.  Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

“Value Line®,” “The Value Line Investment Survey,” and “Value Line TimelinessTM Ranking System” are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to Jackson.  The JNL/Mellon Capital Management Value Line® 30 Fund, the JNL/Mellon Capital Management VIP Fund, and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. (“Value Line”).  Value Line makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management Value Line® 30 Fund, the JNL/Mellon Capital Management VIP Fund, and the JNL/Mellon Capital Management JNL Optimized 5 Fund.  Jackson is not affiliated with any Value Line Company.

THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”).  THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI.  MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC.  NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE.  MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY.  NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES.  NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS REDEEMABLE.  FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

APPENDIX B

CONTRACT ENHANCEMENT RECAPTURE CHARGES

Example 1 illustrates the application of the 4% Contract Enhancement endorsement to a Contract with a single premium payment and the application of withdrawal charges (using the base withdrawal charge schedule) and recapture charges upon a partial withdrawal when earnings exceed 10% of remaining premium (and, therefore, there is no free withdrawal).    This example assumes that the Contract is issued on October 1, 2010, and that the Contract Value grows to $128,837.76 by September 30, 2014.  The Contract Owner requests that he or she be sent $100,000 on September 30, 2014.  The Contract Value will have to be reduced by not only the $100,000, but also by the applicable Withdrawal Charge and Recapture Charge owed to us given the amount of premium withdrawn that is subject to those charges, as illustrated below.

Example 1
10/1/2010	: Contract Issue Date
$100,000.00	: Premium
4.00%	: Contract Enhancement Percentage
$4,000.00	: Contract Enhancement (Premium ($100,000) multiplied by the Contract Enhancement Percentage (4.00%))
6.00%	: Withdrawal Charge Percentage for Completed Year 3-4 (WC%)
2.50%	: Recapture Charge Percentage for Completed Year 3-4 (RC%)
5.50%	: Hypothetical Net Return

At end of Year 4
9/30/2014
$128,837.76	: Contract Value at end of Year 4
$100,000.00	: Net Withdrawal Amount (The amount requested to be sent.)

$28,837.76	: Earnings (Contract Value ($128,837.76) less Premium ($100,000)), which are presumed to be withdrawn first and without charges.
$71,162.24	: Net Withdrawal Amount requested ($100,000) minus Earnings ($28,837.76).
$77,772.94
: Corresponding Premium.   The amount to which the appropriate recapture charge percentage and withdrawal charge percentage are applied.  This amount is determined by multiplying the Net Withdrawal Amount requested minus Earnings ($71,162.24) by a factor determined by the percentage amounts of the applicable charges.  It is the actual amount of premium that will need to be withdrawn to send the Contract Owner the Net Withdrawal Amount and apply the remainder to pay the charges to us.  In this example, the corresponding premium is specifically calculated as follows: $71,162.24 X (1/[1 – (6.00% + 2.50%)]) = $77,772.94.  In this calculation, the 6.00% represents the WC%, and the 2.50% represents the RC%.

$100,000.00	: Net Withdrawal Amount
$4,666.38	: Withdrawal Charge: $77,772.94 multiplied by WC% (6.00%)
$1,944.32	: Recapture Charge: $77,772.94 multiplied by RC% (2.50%)
$106,610.70
: Total Withdrawal Amount (Net Withdrawal requested $100,000.00) plus the Withdrawal Charge ($4,666.38) and the Recapture Charge ($1,944.32) that is imposed on the withdrawal of premium that is the total amount deducted from the Contract Value

$22,227.06	: Contract Value after Total Withdrawal ($128,837.76 less $106,610.70)

Example 2 illustrates the application of the 4% Contract Enhancement endorsement to a Contract with multiple premium payments and the application of withdrawal charges (using the base withdrawal charge schedule) and recapture charges upon a partial withdrawal when earnings do not exceed 10% of remaining premium.  This example assumes that the Contract is issued on October 1, 2010, the Contract Owner makes an additional premium payment of $100,000 on November 1, 2012, and that the Contract Value grows to $207,000 by December 15, 2012.  The Contract Owner requests that he or she be sent $150,000 on December 15, 2012.  The Contract Value will have to be reduced by not only the $150,000, but also by the applicable Withdrawal Charge and Recapture Charge owed to us given the amount of premium withdrawn that is subject to those charges, as illustrated below.  For purposes of the withdrawal charge and recapture charge, we treat withdrawals as coming first from earnings, which are withdrawn without withdrawal charges and recapture charges, and then from the oldest remaining premium, which will have the lowest withdrawal charges and recapture charges of any premium remaining in the Contract.

Example 2
10/1/2010	: Contract Issue Date
$100,000.00	: Premium 1
4.00%	: Contract Enhancement Percentage
$4,000.00	: Contract Enhancement (Premium ($100,000) multiplied by the Contract Enhancement Percentage (4.00%))
7.00%	: Withdrawal Charge Percentage for Completed Year 2-3 (WC%1)
2.50%	: Recapture Charge Percentage for Completed Year 2-3 (RC%1)

11/1/2012
$100,000.00	: Premium 2 received in Contract Year 2-3
3.00%	: Contract Enhancement Percentage for Premium received in Contract Year 2-3
$3,000.00	: Contract Enhancement (Premium ($100,000) multiplied by the Contract Enhancement Percentage (3.00%))
8.50%	: Withdrawal Charge Percentage for Completed Year 0-1 (since the receipt of the premium) (WC%2)
2.50%	: Recapture Charge Percentage for Completed Year 0-1 (since the receipt of the premium) (RC%2)
0.00%	: Hypothetical Net Return

12/15/2012
$207,000.00	: Contract Value
$150,000.00	: Net Withdrawal Amount (The amount requested to be sent.)

$7,000.00	: Earnings (Contract Value ($207,000) less Premiums ($200,000)), which are presumed to be withdrawn first and without charges.
$13,000.00	: Amount available for withdrawal under the free withdrawal provision [(Premium ($200,000) multiplied by 10%) less Earnings ($7,000)]
$130,000.00	: Net Withdrawal Amount ($150,000) requested minus Earnings ($7,000) and minus the free withdrawal amount ($13,000)).

$100,000.00	: Total Corresponding Premium 1,which is the oldest remaining premium. All of this premium must be withdrawn to meet the requested Net Withdrawal Amount.
$90,500.00
: The amount of Premium 1 withdrawn after deducting the Withdrawal Charge and the Recapture Charge paid to us (Total Corresponding Premium 1 withdrawn ($100,000) less the Withdrawal Charge from Premium 1($100,000 multiplied by WC%1 (7.00%) equals $7,000) less the Recapture Charge from Premium 1($100,000 multiplied by RC%1 (2.50%) equals $2,500))

$39,500.00
: Net withdrawal amount needed from Premium 2, which is equal to the Net Withdrawal Amount requested ($150,000), minus Earnings ($7,000), minus the free withdrawal amount ($13,000), and minus the amount withdrawn from Premium 1 after deducting the Withdrawal Charge and the Recapture Charge ($90,500)

$44,382.02
: Total Corresponding Premium 2.  The amount of Premium 2 to which the appropriate recapture charge percentage and withdrawal charge percentage are applied.  This amount is determined by multiplying the net withdrawal amount needed from Premium 2 ($39,500) by a factor determined by the percentage amounts of the applicable charges.  In this example, the corresponding premium 2 is specifically calculated as follows: $39,500 X (1/[1 – (8.50% + 2.50%)]) = $44,382.02.  In this calculation, the 8.50% represents the WC%2, and the 2.50% represents the RC%2.

$150,000.00	: Net Withdrawal Amount
$7,000.00	: Withdrawal Charge from Premium 1: $100,000 multiplied by WC%1(7.00%)
$2,500.00	: Recapture Charge from Premium 1: $100,000 multiplied by RC%1(2.50%)
$3,772.47	: Withdrawal Charge from Premium 2: $44,382.02 multiplied by WC%2(8.50%)
$1,109.55	: Recapture Charge from Premium 2: $44,382.02 multiplied by RC%2 (2.50%)
$164,382.02
: Total Withdrawal Amount (Net Withdrawal requested ($150,000.00) plus the Withdrawal Charge ($7,000.00 plus $2,500.00 equals $9,500.00 in total Withdrawal Charges) and the Recapture Charge ($3,772.47 plus $1,109.55 equals $4,882.02 in total Recapture Charges) that is imposed on the withdrawal of premium) which is the total amount deducted from the Contract Value)

$42,617.98	: Contract Value after Total Withdrawal ($207,000.00 less $164,382.02)

C-

APPENDIX C

BROKER-DEALER SUPPORT

Below is a complete list of broker-dealers that received marketing and distribution and/or administrative support in 2009 from the Distributor in relation to the sale of our variable insurance products.
1st Discount Brokerage Inc.	Center Street Securities	FSP Investments LLC	Investors Capital Corp.
1st Global Capital Corporation	CFD Investments, Inc.	Fulcrum Securities Inc.	Investors Security Co Inc.
Advisory Group Equity Services	Commonwealth Financial Network	G. F. Investment Services, LLC	J.J.B. Hilliard, W.L. Lyons, LLC
American Capital Partners LLC	Compak Securities Inc.	G.A. Repple & Company	J.W. Cole Financial, Inc.
American Independent Securities Group	Comprehensive Asset Mgmt and Servicing, Inc.	G.W. Sherwold Associates, Inc.	Janney Montgomery Scott, LLC
American Portfolios Financial Services, Inc.	Crowell, Weedon & Company	Geneos Wealth Management, Inc.	JP Turner & Company, LLC
Ameriprise Financial Services Inc.	Crown Capital Securities L.P.	Genworth Financial Securities	JRL Capital Corporation
Ameritas Investment Corp.	CUE Financial Group, Inc.	Girard Securities, Inc.	K. W. Chambers & Co.
Apple Tree Investments	CUSO Financial Services	Great American Advisors, Inc.	Kalos Capital, Inc.
Askar Corp	Cutter and Company	GWN Securities, Inc.	KCD Financial
Assist Investment Management Company, Inc.	D H Hill Securities LLP	H. Beck, Inc.	Key Investment Services LLC
Associated Securities Corp.	D.A. Davidson & Co.	H.D. Vest Investment Securities	KMS Financial
Ausdal Financial Partners Inc.	David A. Noyes & Company	Hantz Financial Services, Inc.	Koehler Financial, LLC
AXA Advisors LLC	Eagle One Investments, LLC	Harbor Financial Services	Kovack Securities, Inc.
BancWest Investment Services Inc.	EDI Financial, Inc.	Harbour Investment, Inc.	L.M. Kohn & Company
BB&T Investment Services Inc.	Ensemble Financial Services	Harger & Company	Labrunerie Financial, Inc.
BCG Securities	Equity Services, Inc.	Harold Dance Investments	Landoak Securities
Beneficial Investment Services	Essex National Securities	Harvest Capital	Lasalle St Securities LLC
Benjamin F. Edwards & Co. Inc.	Feltl & Company	Hazard & Siegel, Inc.	Legend Equities Corp.
Bentley-Lawrence Securities	Ferris Baker Watts, Inc.	HBW Securities	Leigh Baldwin & Company, LLC
Berthel Fisher & Company Financial Services	Fifth Third Securities	Heartland	Lincoln Financial
BOSC, Inc.	Financial Advisers of America	Heritage Financial Systems Inc	Lincoln Investment Planning
Brecek & Young Advisors, Inc.	Financial Network Investment	Hornor Townsend & Kent, Inc.	Lombard Securities
Broker Dealer Financial	Financial Planning Consultants	Huntleigh Securities Corp.	Lowell & Company Inc.
Brokers International Financial Services, LLC	Financial Security Management	IBN Financial Services	LPL Financial Corporation
Brookstone Securities	Financial West Investment Group	IMS Securities	Madison Avenue Securities, Inc.
Butler Freeman Tally Financial Group, LLC	Fintegra	Independent Financial Group	Main Street Securities
Cadaret, Grant & Company	First Allied Securities, Inc.	Infinex Investments	Medallion Investment Services Inc.
Cambridge Investment Research	First Brokerage America	ING Financial	Merrimac Corporate Securities Inc.
Cape Securities Inc.	First Citizens Investor Services	Institutional Securities Corp.	Metlife Securities
Capital Analysts, Inc.	First Financial Equity	InterCarolina Financial Services	Michigan Securities Inc.
Capital Financial Services	First Heartland Capital, Inc.	Intervest International	Mid Atlantic Securities Inc.
Capital Guardian LLC	First Independent Financial	Invest Financial Corp.	Midwest Financial and
Capital Investment Brokerage, Inc.	FMN Capital Corporation	Investacorp, Inc.	Investment Services, Inc.
Capital Investment Group, Inc.	Foresters Equity Services Inc.	Investment Centers of America, Inc.	MML Investors Services Inc.
Capitol Securities Management	Fortune Financial Services	Investment Network	Money Concepts Capital Corp.
Capwest Securities, Inc.	Founders Financial Securities	Investment Planners Inc.	Moors & Cabot Inc.
CCF Investments	FPA Fund Distributors, Inc.	Investment Professionals, Inc.	Morgan Keegan & Company
Centaurus Financial, Inc.	FSC Securities Corporation	Investment Securities, Inc.	Morris Group, Inc.
Multi-Financial Securities Corp.	Quest Securities	Southwest Securities Financial Services, Inc.	Valmark Securities, Inc.
Mutual of Omaha Investor Services, Inc.	Questar Capital Corp.	Spectrum Capital	Vanderbilt Securities LLC
Mutual Service Corp.	Raymond James	Stephens Inc.	Veritrust Financial LLC
National Planning Corporation	RBC Capital Markets Corp.	Sterne Agee Financial Services	Vorpahl Wing Securities Inc.
National Securities Corp.	Regal Securities Inc.	Stifel Nicolaus & Company	VSR Financial Services, Inc.
New England Securities	Resource Horizons Group	Summit Brokerage Services, Inc.	Wall Street Financial Inc.
Newbridge Securities Corporation	Ridgeway & Conger Inc.	Summit Equities Inc.	Walnut Street Securities
Newport Coast Securities, Inc.	RNR Securities LLC	Sunset Financial Services, Inc.	Waterford Investor Services
NEXT Financial Group, Inc.	Robert W Baird & Company, Inc.	SWBC Investment Services, LLC	Waterstone Financial Group
NFP Securities, Inc.	Rogan & Associates, Inc.	Synergy Investment Group	Wedbush Morgan Securities
Northridge Securities Corp.	Royal Alliance Associates, Inc.	The Huntington Investment Company	Wells Fargo Advisors LLC
NRP Financial, Inc.	S M H Capital Inc.	The Investment Center, Inc.	Western Equity Group
NYLife Securities LLC	Sagepoint Financial, Inc.	The Leaders Group, Inc.	WFG Investments, Inc.
OneAmerica Securities	Sammons Securities Company, LLC	The O.N. Equity Sales Company	Wilbanks Securities
Oppenheimer & Company	SCF Securities	The Strategic Financial Alliance, Inc.	Woodbury Financial Services, Inc.
Pacific West	Schlitt Investor Services, Inc.	Thrasher & Company	Woodstock Financial Group
Packerland Brokerage Services	Scott & Stringfellow, Inc.	Thrivent Investment Management	Workman Securities Corp.
Park Avenue Securities	Securian Financial Services	Tower Square Securities, Inc.	World Choice Securities Inc.
Paulson Investment Company	Securities America, Inc.	Transamerica Financial Advisors, Inc.	World Equity Group, Inc.
Peoples Securities	Securities Service Network	Triad Advisors, Inc.	World Financial Group
Planmember Securities	Sentinel Securities	Trustmont Financial Group	WRP Investments, Inc.
Prime Capital Services Inc.	SICOR Securities, Inc.	UBS Financial Services, Inc.	Wunderlich Securities
Primevest Financial Services, Inc.	Sigma Financial Corp.	UnionBanc Investment Services LLC
Princor Financial Services Corporation	Signator Investors, Inc.	United Brokerage Services, Inc.
Pro Equities, Inc.	SII Investments, Inc.	United Equity Securities
Professional Asset Management	Silver Oak Securities	United Planners' Financial
Prospera Financial Services, Inc.	Sorrento Pacific Financial, LLC	Services of America
Purshe Kaplan Sterling	South Valley Wealth Management	USA Financial Securities Corp.
QA3 Financial Corporation	Southeast Investments	UVEST Financial Services Group, Inc.

APPENDIX D

GMWB PROSPECTUS EXAMPLES

Unless otherwise specified, the following examples assume you elected a GMWB with a 5% benefit when you purchased your Contract, no other optional benefits were elected, your initial premium payment was $100,000, your GAWA is greater than your RMD (if applicable) at the time a withdrawal is requested, and all partial withdrawals requested include any applicable charges, no prior partial withdrawals have been made, and the bonus percentage (if applicable) is 7%.  The examples also assume that the GMWB and any For Life Guarantee have not been terminated as described in the Access to Your Money section of this prospectus.  If you elected a GMWB other than a GMWB with a 5% benefit, the examples will still apply, given that you replace the 5% in each of the GAWA calculations with the appropriate GAWA%.  If you elected a GMWB with a bonus percentage other than 7%, the examples will still apply if you replace the 7% in each of the bonus calculations with the appropriate bonus percentage.

Example 1: This example demonstrates how GMWB values are set at election.

▪	Example 1a: If the GMWB is elected at issue:
♦	Your initial GWB is $100,000, which is your initial Premium payment.
♦	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).
♦	If your endorsement includes an Earnings-Sensitive Adjustment, your initial GMWB Earnings Determination Baseline is $100,000, which is your initial premium payment.

▪	Example 1b: If the GMWB is elected after issue (if permitted) when the Contract Value is $105,000:
♦	Your initial GWB is $105,000, which is your Contract Value on the effective date of the endorsement.
♦	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

▪
Example 1c: If the GMWB is elected after issue (if permitted) or you convert to another GMWB, if permitted, when the Contract Value is $110,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected or converted:

♦
Your initial GWB in your new GMWB is $105,000, which is your Contract Value ($110,000) less the Recapture Charge ($5,000) on the effective date of the endorsement.  If you converted your GMWB when the GWB for your former GMWB was $120,000 and the Contract Value less the Recapture Charge declined to $105,000 prior to the conversion date, the conversion to the new GMWB would result in a $15,000 reduction in the GWB.

♦	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

▪	Notes:
♦	If your endorsement contains a varying benefit percentage:
-
Your GAWA% and GAWA are not determined until the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of a GMWB Income Option.

-
If your endorsement allows for re-determination of the GAWA%, your initial Benefit Determination Baseline (BDB) is set equal to your initial Premium payment if the endorsement is elected at issue or your Contract Value less any applicable Recapture Charge if the endorsement is elected after issuance of the Contract.

♦	If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is set equal to your GWB at the time of election.
♦	If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your initial GWB adjustment is set equal to 200% times your initial GWB.
♦	If your endorsement includes a GMWB Death Benefit provision, your initial GMWB death benefit is set equal to your initial GWB.
♦
If your endorsement includes an Earnings-Sensitive Adjustment provision, your initial GMWB Earnings Determination Baseline is set equal to your initial Premium payment if the endorsement is elected at issue or your Contract Value less any applicable Recapture Charge if the endorsement is elected after issuance of the Contract.

Example 2: This example demonstrates how your GAWA% is determined.  If your endorsement contains a varying benefit percentage, your GAWA% is determined on the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of a GMWB Income Option.  Your GAWA% is set based upon your attained age at the time.  Your initial GAWA is determined based on this GAWA% and the GWB at the time.

▪
If, at the time the GAWA% is determined, your GAWA% is 5% based on your attained age and your GWB is $100,000, your GAWA is $5,000, which is your GAWA% multiplied by your GWB at that time ($100,000 * 0.05 = $5,000).

▪
If your endorsement allows for re-determination of the GAWA%, your GAWA% will be re-determined based on your attained age if your Contract Value (or highest quarterly Contract Value, as applicable) at the time of a Step-Up is greater than the BDB.

Example 3: This example demonstrates how upon payment of a subsequent Premium, GMWB values may be re-determined.
▪	Example 3a: This example demonstrates what happens if you make an additional Premium payment of $50,000 and your GWB is $100,000 at the time of payment:
♦
Your new GWB is $150,000, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000).  Your GWB is subject to a maximum of $5,000,000 (see Example 3b).

♦	Your GAWA is $7,500, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment ($50,000*0.05 = $2,500).
♦
If your endorsement includes an Earnings-Sensitive Adjustment and your GMWB Earnings Determination Baseline is $100,000 at the time of the additional Premium payment, your new GMWB Earnings Determination Baseline is $150,000, which is your GMWB Earnings Determination Baseline prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000).  Note that GMWB Earnings Determination Baseline is not subject to a maximum.

▪
Example 3b: This example demonstrates how GWB and GAWA are affected by the GWB $5,000,000 maximum, upon payment of a subsequent premium. If you make an additional Premium payment of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

♦	Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.
♦	Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

▪	Notes:
♦	If your endorsement contains a varying benefit percentage:
-	Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA% has been determined.
-	If your endorsement allows for re-determination of the GAWA%, your BDB is increased by the Premium payment.
♦	If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is increased by the Premium payment, subject to a maximum of $5,000,000.
♦	If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision:
-
If the Premium payment occurs prior to the first Contract Anniversary following the effective date of the endorsement, your GWB adjustment is increased by the Premium payment times 200%, subject to a maximum of $5,000,000.  For example, if, as in Example 3a, you make an additional Premium payment of $50,000 prior to your first Contract Anniversary following the effective date of the endorsement, and your GWB adjustment value before the additional Premium payment is $200,000, then the GWB adjustment is increased by 200% of the additional premium payment.  The resulting GWB adjustment is $200,000 + $100,000 = $300,000.

-
If the Premium payment occurs on or after the first Contract Anniversary following the effective date of the endorsement, your GWB adjustment is increased by the Premium payment, subject to a maximum of $5,000,000.  For example, if you make an additional Premium payment of $50,000 after your first Contract Anniversary following the effective date of the endorsement, and your GWB adjustment value before the additional Premium payment is $200,000, then the GWB adjustment is increased by 100% of the additional premium payment.  The resulting GWB adjustment is $200,000 + $50,000 = $250,000.

♦	If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit is increased by the Premium payment, subject to a maximum of $5,000,000.
♦	If your endorsement includes an Earnings-Sensitive Adjustment provision, your GMWB Earnings Determination Baseline is increased by the Premium payment.

Example 4: This example demonstrates how GMWB values are re-determined upon withdrawal of the guaranteed amount (which is your GAWA for endorsements for non-qualified and qualified contracts that do not permit withdrawals in excess of the GAWA or which is the greater of your GAWA or your RMD for those GMWBs related to qualified contracts that permit withdrawals in excess of the GAWA to equal your RMD).

▪	Example 4a: This example demonstrates what happens if you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000:
♦	Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).
♦	Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.
♦
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪
Example 4b: This example demonstrates what happens if you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and the RMD provision is in effect for your endorsement:

♦	Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).
♦	Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your RMD ($7,500).
♦
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($92,500 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦	If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.
♦
If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged since the withdrawal did not exceed the guaranteed amount; however, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

♦	If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.
♦	If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit may be reduced.
♦	If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your new GWB.
♦
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.  In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

♦	If your endorsement includes an Earnings-Sensitive Adjustment provision:
-
The GMWB Earnings Determination Baseline will be reduced by the amount of the withdrawal in excess of GMWB Earnings. The GMWB Earnings Determination Baseline cannot be reduced below zero, however.  See Example 12.

-
An Earnings-Sensitive Adjustment may apply to your withdrawal, which will allow you to withdraw additional amounts from your contract during that  Contract Year without causing a proportional reduction of your GMWB.  See Examples 12a and 12b.

Example 5: This example demonstrates how GMWB values are re-determined upon withdrawal of an amount that exceeds your guaranteed amount (as defined in Example 4).

▪	Example 5a: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $130,000 and your GWB is $100,000:
♦	Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.
-
If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007, your new GWB is $91,200, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $91,200].

-
Otherwise, your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($130,000 - $10,000 = $120,000).

♦
Your GAWA is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.  In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

-
If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007, your GAWA is recalculated to equal $4,800, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $4,800].  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($91,200 / $4,800 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year remains $5,000, since it is recalculated to equal the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($120,000*0.05 = $6,000).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

-
Otherwise, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 5b: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:
♦	Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.
-
If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007, your new GWB is $90,250, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($105,000 - $5,000)) = $90,250].

-
Otherwise, your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($105,000 - $10,000 = $95,000).

♦
Your GAWA is recalculated based on the type of endorsement you have elected and/or the effective date of the endorsement.  In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

-
If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007, your GAWA is recalculated to equal $4,750, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000)/($105,000 - $5,000)) = $4,750].  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,250 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $4,750, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($95,000*0.05 = $4,750).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,000 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date, and the amount of your final withdrawal would be less than your GAWA (and equal to your remaining GWB).  In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

-
Otherwise, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 5c: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $55,000 and your GWB is $100,000:
♦	Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.
-
If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007, your new GWB is $85,500, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000) * (1 - ($10,000 - $5,000) / ($55,000 - $5,000)) = $85,500].

-
Otherwise, your new GWB is $45,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($55,000 - $10,000 = $45,000).

♦
Your GAWA is recalculated based on the type of endorsement you have elected and/or the effective date of the endorsement.  In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

-
If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007, your GAWA is recalculated to equal $4,500, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000*(1-($10,000-$5,000)/($55,000 - $5,000))=$4,500].  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($85,500 / $4,500 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $2,250, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($45,000*0.05 = $2,250).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($45,000 / $2,250 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

-
Otherwise, your GAWA is recalculated to equal $2,250, which is 5% of your new GWB ($45,000*0.05 = $2,250).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($45,000 / $2,250 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦	If your endorsement contains a varying benefit percentage and allows for re-determination of your GAWA%, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.
♦
If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is recalculated to equal the lesser of 1) your bonus base prior to the withdrawal or 2) your GWB following the withdrawal.  In addition, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

♦	If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.
♦
If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit will be reduced in the same proportion that the Contract Value is reduced for the amount of the withdrawal in excess of the GAWA.

♦	If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.
♦
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.  In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

♦	If your endorsement includes an Earnings-Sensitive Adjustment provision:
-
The GMWB Earnings Determination Baseline will be reduced by the amount of the withdrawal in excess of GMWB Earnings. The GMWB Earnings Determination Baseline cannot be reduced below zero, however.  See Example 12.

-
Your GWB will be reduced dollar for dollar for up to the sum of the Earnings-Sensitive Adjustments during that Contract Year and the GAWA, and your GWB and GAWA will be reduced proportionally only for the portion of the withdrawal in excess of that amount.  See Example 12c.

Example 6: This example illustrates how GMWB values are re-determined upon step-up.  (This example only applies if your endorsement contains a Step-Up provision.)

▪
Example 6a: This example demonstrates what happens if at the time of step-up your Contract Value (or highest quarterly Contract Value, as applicable) is $200,000, your GWB is $90,000, and your GAWA is $5,000:

♦	Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value (or highest quarterly Contract Value, as applicable).
♦
If your GAWA% is not eligible for re-determination, your GAWA for the next year is recalculated to equal $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000).

-
After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($200,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

♦
However, if your GAWA% is eligible for re-determination and the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life’s attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (or highest quarterly Contract Value, as applicable) at the time of the step-up is greater than your BDB.

-	If, in the example above, your BDB is $100,000 and the GAWA% at the applicable attained age is 6%:
•	Your GAWA% is set to 6%, since your Contract Value (or highest quarterly Contract Value, as applicable)($200,000) is greater than your BDB ($100,000).
•	Your GAWA is equal to $12,000, which is your new GWB multiplied by your new GAWA% ($200,000 * 0.06 = $12,000).
•
Your BDB is recalculated to equal $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($200,000).

♦
If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision your bonus base is $100,000 just prior to the step-up, your bonus base is recalculated to equal $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).

-
If your endorsement allows for the Bonus Period to re-start and you have not passed your Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

▪
Example 6b: This example demonstrates what happens if at the time of step-up your Contract Value (or highest quarterly Contract Value, as applicable) is $90,000, your GWB is $80,000, and your GAWA is $5,000:

♦	Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value (or highest quarterly Contract Value, as applicable).
♦	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).
-
After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 18 years, provided that the withdrawals are taken prior to the Latest Income Date.

♦
If your GAWA% is eligible for re-determination and the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life’s attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (or highest quarterly Contract Value, as applicable) is greater than your BDB.  However, in this case, it is assumed that your initial Premium is $100,000.  Your BDB would not be less than $100,000, implying that this would not be an opportunity for a re-determination of the GAWA%.  In addition, if your BDB is $100,000 prior to the step-up, your BDB remains $100,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($90,000).

♦
If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, your bonus base remains $100,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($90,000).

-	Even if your endorsement allows for the Bonus Period to re-start, your Bonus Period will not re-start since your bonus base has not been increased due to the step-up.

▪	Notes:
♦
Your endorsement may contain a provision allowing the Company to increase the GMWB charge upon step-up.  If the charge does increase, a separate calculation would be recommended to establish if the step-up is beneficial.

♦
If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value (or highest quarterly Contract Value, as applicable) if the Contract Value (or highest quarterly Contract Value, as applicable) is greater than your GWB at the time of the automatic step-up.

♦
If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

♦	If your endorsement contains a varying benefit percentage, your GAWA is recalculated upon step-up (as described above) only if the step-up occurs after your GAWA% has been determined.
♦	If your endorsement contains a Guaranteed Withdrawal Balance Adjustment provision, your GWB adjustment remains unchanged since step-ups do not impact the GWB adjustment.
♦	If your endorsement contains a GMWB Death Benefit provision, your GMWB death benefit remains unchanged since step-ups do not impact the GMWB death benefit.
♦
If your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the greatest of the four most recent quarterly adjusted Contract Values.  The quarterly adjusted Contract Values are initialized on each Contract Quarterly Anniversary and are adjusted for any premiums and/or withdrawals subsequent to the initialization in the same manner as the GWB.

♦
If your endorsement includes an Earnings-Sensitive Adjustment provision, your GMWB Earnings Determination Baseline remains unchanged since step-ups do not impact the GMWB Earnings Determination Baseline.

Example 7: This example demonstrates how the timing of a withdrawal request interacts with the timing of the Step-Up provision (if applicable) to impact re-determination of GMWB values.  (This example only applies if your endorsement contains a Step-Up provision.)

▪
Example 7a: This example demonstrates what happens if prior to any transactions your Contract Value (or highest quarterly Contract Value, as applicable) is $200,000, your GAWA is $5,000, your GAWA% is not eligible for re-determination upon step-up, your GWB is $100,000 and you wish to step up your GWB (or your GWB is due to step up automatically) and you also wish to take a withdrawal of an amount equal to $5,000:

♦
If you request the withdrawal the day after the step-up, upon step-up, your GWB is set equal to $200,000, which is your Contract Value (or highest quarterly Contract Value, as applicable).  At that time, your GAWA is recalculated and is equal to $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000).  On the day following the step-up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000 - $5,000 = $195,000) and your GAWA will remain at $10,000 since the amount of the withdrawal does not exceed your GAWA.  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date, and the amount of the final withdrawal would be less than your GAWA (and equal to your remaining GWB).  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, at the time of step-up, your bonus base is recalculated and is equal to $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).  Your bonus base is not adjusted upon withdrawal since the amount of the withdrawal does not exceed your GAWA.

-
If your endorsement allows for the Bonus Period to re-start and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

-
If your endorsement allows for re-determination of the GAWA% and your BDB is $100,000 just prior to the step-up, then at the time of step-up, your BDB is recalculated and is equal to $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($200,000).  Your BDB is not adjusted upon withdrawal since the BDB is not reduced for partial withdrawals.

♦
If you request the withdrawal prior to the step-up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value becomes $195,000, which is your Contract Value prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000).  Upon step-up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value.  At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($195,000*0.05 = $9,750).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $9,750 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your bonus base is not adjusted since the amount of the withdrawal does not exceed your GAWA.  At the time of step-up, your bonus base is recalculated and is equal to $195,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($195,000).

-
If your endorsement allows for the Bonus Period to re-start and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

-
If your endorsement allows for re-determination of the GAWA% and your BDB is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your BDB is not adjusted since the BDB is not reduced for partial withdrawals.  At the time of step-up, your BDB is recalculated and is equal to $195,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($195,000).

▪	Notes:
♦
As the example illustrates, when considering a request for a withdrawal at or near the same time as the election or automatic application of a step-up, the order of the transactions may impact your GAWA.

-
If the step-up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied. This is especially true if your endorsement allows for re-determination of the GAWA% and the step-up would result in a re-determination of the GAWA%.

-
If your endorsement contains an annual step-up provision and is effective on or after 12/03/2007, the step-up would result in an increase in your GAWA, and the withdrawal requested is greater than your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.

-	Otherwise, your GAWA resulting from the transactions is the same regardless of the order of transactions.
♦	This example would also apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD.
♦	Your endorsement may contain a provision allowing the Company to increase the GMWB charge upon step-up.
♦
If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value (or highest quarterly Contract Value, as applicable) if the Contract Value (or highest quarterly Contract Value, as applicable) is greater than your GWB at the time of the automatic step-up.

♦
If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

♦	If your endorsement contains a varying benefit percentage, the GAWA% is determined at the time of the first withdrawal (if not previously determined).
-
If your endorsement allows for re-determination of the GAWA%, the GAWA% is re-determined upon step-up if your Contract Value (or highest quarterly Contract Value, as applicable) is greater than your BDB.

♦	If your endorsement contains a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated at the time of the withdrawal.
♦
If your endorsement contains a GMWB Death Benefit provision, the GMWB death benefit would not be adjusted for the step-up since step-ups do not impact the GMWB death benefit, but your GMWB death benefit may be reduced for the withdrawal.

♦
If your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the greatest of the four most recent quarterly adjusted Contract Values.  The quarterly adjusted Contract Values are initialized on each Contract Quarterly Anniversary and are adjusted for any premiums and/or withdrawals subsequent to the initialization in the same manner as the GWB.

♦	If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.
♦
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.  In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

♦
If your endorsement includes an Earnings-Sensitive Adjustment provision, your GMWB Earnings Determination Baseline would not be adjusted for the step-up since step-ups do not impact the GMWB Earnings Determination Baseline, but your GMWB Earnings Determination Baseline may be reduced for the withdrawal.  See Example 12 to see how the GMWB Earnings Determination Baseline is re-determined on a withdrawal.

Example 8: This example illustrates how GMWB values are re-determined upon application of the Guaranteed Withdrawal Balance Bonus.  (This example only applies if your endorsement contains a Guaranteed Withdrawal Balance Bonus provision.)

▪	Example 8a: This example demonstrates what happens if at the end of a Contract Year in which you have taken no withdrawals, your GWB is $100,000, your bonus base is $100,000, and your GAWA is $5,000:
♦	Your new GWB is recalculated to equal $107,000, which is equal to your GWB plus 7% of your bonus base ($100,000 + $100,000*0.07 = $107,000).
♦	Your GAWA for the next year is recalculated to equal $5,350, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($107,000*0.05 = $5,350).
♦
After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($107,000 / $5,350 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 8b: This example demonstrates what happens if at the end of a Contract Year in which you have taken no withdrawals, your GWB is $90,000, your bonus base is $100,000, and your GAWA is $5,000:
♦	Your new GWB is recalculated to equal $97,000, which is equal to your GWB plus 7% of your bonus base ($90,000 + $100,000*0.07 = $97,000).
♦	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($97,000*0.05 = $4,850).
♦
After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($97,000 / $5,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦	Your bonus base is not recalculated upon the application of the bonus to your GWB.
♦
If your endorsement contains a varying benefit percentage, your GAWA is recalculated upon the application of the bonus (as described above) only if the application of the bonus occurs after your GAWA% has been determined.

♦	If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged since the BDB is not impacted by the application of the bonus.
♦	If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your GWB adjustment remains unchanged since the GWB adjustment is not impacted by the application of the bonus.
♦	If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit remains unchanged since the GMWB death benefit is not impacted by the application of the bonus.
♦	If the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.
♦
If your endorsement includes an Earnings-Sensitive Adjustment provision, your GMWB Earnings Determination Baseline remains unchanged since the GMWB Earnings Determination Baseline is not impacted by the application of the bonus.

Example 9: This example illustrates how the GAWA is re-determined when the For Life Guarantee becomes effective after the effective date of the endorsement.  At the time the For Life Guarantee becomes effective, your GAWA is re-determined.  (This example only applies if your endorsement is a For Life GMWB that contains a For Life Guarantee that becomes effective after the effective date of the endorsement.)

▪	Example 9a: This example demonstrates what happens if on the reset date your Contract Value is $30,000, your GWB is $50,000, and your GAWA is $5,000:
♦	Your GAWA for the next year is recalculated to equal $2,500, which is equal to 5% of the current GWB ($50,000*0.05 = $2,500).
♦
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.  Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

▪	Example 9b: This example demonstrates what happens if your Contract Value has fallen to $0 prior to the reset date, your GWB is $50,000 and your GAWA is $5,000:
♦
You will continue to receive automatic payments of a total annual amount that equals your GAWA until your GWB is depleted.  However, your GAWA would not be permitted to exceed your remaining GWB.  Your GAWA is not recalculated since the Contract Value is $0.

♦	The For Life Guarantee does not become effective due to the depletion of the Contract Value prior to the effective date of the For Life Guarantee.

▪	Example 9c: This example demonstrates what happens if on the reset date, your Contract Value is $50,000, your GWB is $0, and your GAWA is $5,000:
♦	Your GAWA for the next year is recalculated to equal $0, which is equal to 5% of the current GWB ($0*0.05 = $0).
♦
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.  Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

♦
Although your GAWA is $0, upon step-up or subsequent premium payments, your GWB and your GAWA would increase to values greater than $0 and since the For Life Guarantee has become effective, you could withdraw an annual amount equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦
If your endorsement is effective prior to 12/03/2007, your reset date is the Contract Anniversary on or immediately following your 65th birthday (or the youngest Covered Life’s 65th birthday if your endorsement is a For Life GMWB with Joint Option).  If your endorsement is effective on or after 12/03/2007 and before 03/31/2008, your reset date is the Contract Anniversary on or immediately following your 60th birthday.  If your endorsement is effective on or after 03/31/2008 and before 10/06/2008, your reset date is the Contract Anniversary on or immediately following the date you attain age 59 1/2.  If your endorsement is effective on or after 10/06/2008 and before 01/12/2009, your reset date is the Contract Anniversary on or immediately following your 63rd birthday (or the youngest Covered Life’s 62nd birthday if your endorsement is a For Life GMWB with Joint Option).  If your endorsement is effective on or after 01/12/2009, your reset date is the Contract Anniversary on or immediately following the date you attain age 59 1/2 (or the youngest Covered Life’s 59 1/2 birthday if your endorsement is a For Life GMWB with Joint Option).

Example 10: This example illustrates how the For Life Guarantee is affected upon death of the Owner on a For Life GMWB with Joint Option.  (This example only applies if your endorsement is a For Life GMWB with Joint Option.)

▪	This example demonstrates what happens if at the time of the death of the Owner (or either Joint Owner) the Contract Value is $105,000 and your GWB is $100,000:
♦
If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect or become effective on the Contract Anniversary on the reset date.  Once the For Life Guarantee becomes effective, the surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

♦
If your endorsement has a For Life Guarantee that becomes effective on the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect.  The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life’s attained age (or the age he or she would have attained).  The surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

♦
The surviving spouse who is not a Covered Life may continue the Contract and the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted, provided that the withdrawals are taken prior to the Latest Income Date.

♦	Your GWB remains $100,000 and your GAWA remains unchanged at the time of continuation.

▪	Notes:
♦
If your endorsement is effective prior to 12/03/2007 and has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the youngest Covered Life’s 65th birthday.  If your endorsement is effective on or after 10/06/2008 and before 01/12/2009 and has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the youngest Covered Life 62nd birthday.  If your endorsement is effective on or after 01/12/2009 and has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the date the youngest Covered Life attains age 59 1/2.

♦	If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged at the time of continuation.
♦	If your endorsement contains a varying benefit percentage, your BDB remains unchanged at the time of continuation.
♦	If your endorsement includes an Earnings-Sensitive Adjustment provision, your GMWB Earnings Determination Baseline remains unchanged at the time of continuation.

Example 11: This example demonstrates how the GWB is re-determined upon application of the Guaranteed Withdrawal Balance adjustment.  (This example only applies if your endorsement contains a Guaranteed Withdrawal Balance Adjustment provision.)

▪
Example 11a: This example demonstrates what happens if on the GWB Adjustment Date, your GWB is $160,000, your GWB adjustment is $200,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date:

♦	Your new GWB is recalculated to equal $200,000, which is the greater of 1) your GWB prior to the application of the GWB adjustment ($160,000) or 2) the GWB adjustment ($200,000).

▪
Example 11b: This example demonstrates what happens if on the GWB Adjustment Date, your GWB is $210,000, your GWB adjustment is $200,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date:

♦	Your new GWB is recalculated to equal $210,000, which is the greater of 1) your GWB prior to the application of the GWB adjustment ($210,000) or 2) the GWB adjustment ($200,000).

▪	Notes:
♦	The GWB adjustment provision is terminated on the GWB Adjustment Date after the GWB adjustment is applied (if any).
♦	Since you have taken no withdrawals, your GAWA% and GAWA have not yet been determined, thus no adjustment is made to your GAWA.
♦	No adjustment is made to your bonus base since the bonus base is not impacted by the GWB adjustment.
♦	If your endorsement allows for re-determination of the GAWA%, no adjustment is made to your BDB since the BDB is not impacted by the GWB Adjustment.
♦	If your endorsement includes a GMWB Death Benefit provision, no adjustment is made to your GMWB death benefit since the GMWB death benefit is not impacted by the GWB adjustment.
♦
If your endorsement includes an Earnings-Sensitive Adjustment provision, no adjustment is made to your GMWB Earnings Determination Baseline since the GMWB Earnings Determination Baseline is not impacted by the 200% GWB adjustment.

Example 12: This example expands on the basic examples at pages 175 and 186 and demonstrates how GMWB values are valued and re-determined at the time of a withdrawal when the Earnings-Sensitive Adjustment increases the permissible withdrawal amount.  (This example only applies if your endorsement contains an Earnings-Sensitive Adjustment provision.)

▪
Example 12a: This example demonstrates how the Earnings-Sensitive Adjustment is applied if the GMWB Earnings are in excess of the total withdrawal.  This example assumes that you request a withdrawal that includes the applicable Earnings-Sensitive Adjustment, if any, where at the time of the withdrawal your Contract Value is $118,000, your GWB is $100,000, your GAWA is $5,000, your GMWB Earnings Determination Baseline is $100,000, and the For Life Guarantee is in effect. You have taken no other partial withdrawals during the current Contract Year. Thus, your requested withdrawal amount (before the application of the Earnings-Sensitive Adjustment) is $5,000:

♦	Your GMWB Earnings are equal to $18,000, which is the greater of zero and your Contract Value less your GMWB Earnings Determination Baseline ($118,000 - $100,000 = $18,000).
♦
Your MEWAR is equal to $5,000, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($0 + $5,000 - $0 = $5,000).  Since no withdrawals have been taken in the current Contract Year the MEWAR equals the GAWA.

♦	The Earnings-Sensitive Adjustment is equal to $3,333, which is the lesser of two quantities:
-	$7,200, which is equal to 40% of the GMWB Earnings (0.40 * $18,000 = $7,200)
-	$3,333, which is equal to 2/3 of the lesser of the MEWAR and the withdrawal amount prior to the Earnings-Sensitive Adjustment (2/3 * $5,000 = $3,333).
♦
The total withdrawal amount is equal to $8,333, which is the requested withdrawal amount before the Earnings-Sensitive Adjustment (or your MEWAR) plus the Earnings-Sensitive Adjustment ($5,000 + $3,333 = $8,333).

♦	Your Contract Value after the withdrawal is equal to $109,667, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($118,000 - $8,333 = $109,667).
♦
Your GMWB Earnings Determination Baseline after the withdrawal is equal to $100,000, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the amount of the withdrawal in excess of GMWB Earnings ($0, since the withdrawal of $8,333 is less than the GMWB Earnings of $18,000).  Since the GMWB Earnings is in excess of the total withdrawal the GMWB Earnings Determination Baseline is not reduced.

♦
Your MEWAR after the withdrawal is equal to $0, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($3,333 + $5,000 - $8,333 = 0).

♦
Your GWB after the withdrawal is equal to $91,667, which is the GWB before the withdrawal less the total partial withdrawal ($100,000 - $8,333 = $91,667). Since the total partial withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($3,333) plus the GAWA ($5,000), no proportional reduction applies to your GWB for this withdrawal.

♦
Since the total partial withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($3,333) plus the GAWA ($5,000), your GAWA is unchanged after the withdrawal.

▪
Example 12b: This example demonstrates how the Earnings-Sensitive Adjustment is applied if there are no GMWB Earnings in the Contract, i.e. your Contract Value is less than the GMWB Earnings Determination Baseline at the time of your total withdrawal.  This example assumes that you request a withdrawal that includes the applicable Earnings-Sensitive Adjustment, if any, where at the time of the withdrawal your Contract Value is $98,000, your GWB is $100,000, your GAWA is $5,000, your GMWB Earnings Determination Baseline is $100,000, and the For Life Guarantee is in effect. You have taken no other partial withdrawals during the current Contract Year. Thus, your requested withdrawal amount (before the application of the Earnings-Sensitive Adjustment) is $5,000:

♦	Your GMWB Earnings are equal to $0, which is the greater of zero and your Contract Value less your GMWB Earnings Determination Baseline ($98,000 - $100,000 = -$2,000 which is less than zero).
♦
Your MEWAR is equal to $5,000, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($0 + $5,000 - $0 = $5,000).  Since no withdrawals have been taken in the current Contract Year the MEWAR equals the GAWA.

♦	The Earnings-Sensitive Adjustment is equal to $0, which is the lesser of two quantities:
-	$0, which is equal to 40% of the GMWB Earnings (0.40 * $0 = $0)
-	$3,333, which is equal to 2/3 of the lesser of the MEWAR and the withdrawal amount prior to the Earnings-Sensitive Adjustment (2/3 * $5,000 = $3,333).
♦
The total withdrawal amount is equal to $5,000, which is the requested withdrawal amount before the Earnings-Sensitive Adjustment (or your MEWAR) plus the Earnings-Sensitive Adjustment ($5,000 + $0 = $5,000).

♦	Your Contract Value after the withdrawal is equal to $93,000, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($98,000 - $5,000 = $93,000).
♦
Your GMWB Earnings Determination Baseline after the withdrawal is equal to $95,000, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the amount of the withdrawal in excess of GMWB Earnings ($5,000 - $0 = $5,000).  Since there are no GMWB Earnings at the time of the withdrawal the GMWB Earnings Determination Baseline is reduced by the total withdrawal amount.

♦
Your MEWAR after the withdrawal is equal to $0, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($0 + $5,000 - $5,000 = 0).

♦
Your GWB after the withdrawal is equal to $95,000, which is the GWB before the withdrawal less the total partial withdrawal ($100,000 - $5,000 = $95,000). Since the total partial withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($0) plus the GAWA ($5,000), no proportional reduction applies to your GWB for this withdrawal.

♦
Since the total partial withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($0) plus the GAWA ($5,000), your GAWA is unchanged after the withdrawal.

▪
Example 12c: This example demonstrates an Excess Withdrawal that results in a re-determination of your GWB and GAWA.  This example assumes that you request a withdrawal for $15,000 where at the time of the withdrawal your Contract Value is $108,000, your GWB is $100,000, your GAWA is $5,000, your GMWB Earnings Determination Baseline is $100,000, and the For Life Guarantee is in effect. You have taken no other partial withdrawals during the current Contract Year.

♦	Your GMWB Earnings are equal to $8,000, which is the greater of zero and your Contract Value less your GMWB Earnings Determination Baseline ($108,000 - $100,000 = $8,000).
♦
Your MEWAR is equal to $5,000, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($0 + $5,000 - $0 = $5,000).  Since no withdrawals have been taken in the current Contract Year the MEWAR equals the GAWA.

♦
Because you specified a withdrawal of exactly $15,000 including the Earnings-Sensitive Adjustment, the amount of the Earnings-Sensitive Adjustment for that withdrawal must be calculated. This requires a couple of steps.

First, the Earnings-Sensitive Adjustment that would apply to a withdrawal of the MEWAR is calculated.  This is the maximum Earnings-Sensitive Adjustment that could apply to a withdrawal of any size at that time.  The maximum Earnings-Sensitive Adjustment is equal to $3,200, which is the lesser of two quantities:

$3,200, which is equal to 40% of the GMWB Earnings (0.40 * $8,000 = $3,200)
$3,333, which is equal to 2/3 of the MEWAR (2/3 * $5,000 = $3,333).

Second, your requested withdrawal is compared to the withdrawal of the MEWAR ($5,000) plus the maximum Earnings-Sensitive Adjustment ($3,200).  Your requested withdrawal of $15,000 is greater than $8,200 ($5,000 + $3,200), so your Earnings-Sensitive Adjustment is equal to the maximum Earnings-Sensitive Adjustment ($3,200).

Thus, your $15,000 withdrawal has a $3,200 Earnings-Sensitive Adjustment.  Note that the result is the same as if you had requested a withdrawal of $11,800 plus the Earnings-Sensitive Adjustment, since your total withdrawal would also have been $15,000 in that case.

♦	The total withdrawal amount is equal to $15,000. Thus, your requested withdrawal exceeds your GAWA plus the Earnings-Sensitive Adjustment.
♦	Your Contract Value after the withdrawal is equal to $93,000, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($108,000 - $15,000 = $93,000).
♦
Your GMWB Earnings Determination Baseline after the withdrawal is equal to $93,000, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the amount of the withdrawal in excess of GMWB Earnings ($15,000 - $8,000 = $7,000).  Since a portion of the total withdrawal ($7,000) is in excess of GMWB Earnings, the GMWB Earnings Determination Baseline is reduced by the amount of the withdrawal in excess of GMWB Earnings.

♦
Your MEWAR after the withdrawal is equal to $0, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($3,200 + $5,000 - $15,000 = -$6,800 which is less than zero).

♦
Your GWB after the withdrawal is equal to $85,545, which is your GWB reduced dollar for dollar for your GAWA plus the Earnings-Sensitive Adjustments in the current Contract Year, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA plus the Earnings-Sensitive Adjustments for the current Contract Year [($100,000 - $8,200) * (1 - ($15,000 - $8,200) / ($108,000 - $8,200)) = $85,545].

♦
Since the total partial withdrawals for the year ($15,000) then exceeds the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200) plus the GAWA ($5,000), your GAWA after the withdrawal is equal to $4,659, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA plus the Earnings-Sensitive Adjustments for the current Contract Year [$5,000*(1-($15,000-$8,200)/($108,000-$8,200))=$4,659].

▪	Notes:
♦	If your For Life Guarantee is not in effect, your Earnings-Sensitive Adjustment may not exceed the greater of zero or your GWB less the MEWAR.
♦
If you request a withdrawal of an exact amount (for example, you wish to take a withdrawal from your Contract Value of only your GAWA, and no more), an Earnings-Sensitive Adjustment will still be calculated.  The effect of that Earnings-Sensitive Adjustment will be to potentially allow for an additional amount available for withdrawal during the current Contract Year without incurring proportional reduction of your benefit.  In other words, due to the Earnings-Sensitive Adjustment your GAWA may decrease by less than the total amount of Contract Value withdrawn.

APPENDIX E

FUTUREGUARD 6 GMIB PROSPECTUS EXAMPLES

The following examples assume that the FutureGuard 6 GMIB was elected when the Contract was purchased, no other optional benefits were elected and the Annuitant was age 50 on the Contract's Issue Date.  If the Annuitant was age 53 or older on the Contract's Issue Date, the 500% benefit cap would not apply.  Please note that on and after May 16, 2009, we will no longer accept subsequent premium payments for contracts to which a GMIB endorsement is attached.  This subsequent premium limitation does not apply to contracts issued on or after October 4, 2004.

Example 1: At issue, all GMIB values are initialized.

If your Contract is issued with a $100,000 initial premium payment (net of any applicable premium taxes and sales charges):
-	The Step-Up Date is equal to the Issue Date.
-	The Step-Up Value is equal to $100,000, which is your initial premium payment.
-	Your Roll-Up Component is equal to $100,000, which is the Step-Up Value.
-	Your Greatest Contract Anniversary Value (GCAV) Component is equal to $100,000, which is your initial premium payment.
-	Neither Component is permitted to exceed $500,000, which is 500% of your initial premium payment. (These examples will refer to this limit as the “benefit cap”.)
-	Your GMIB Benefit Base is equal to $100,000, which is the greater of the Roll-Up Component and the GCAV Component.
-	The earliest date that you may elect to exercise the GMIB is on the 10th Contract Anniversary, which is 10 years from the most recent Step-Up Date.

Example 2: Upon payment of a subsequent Premium, your Roll-Up Component, GCAV Component, benefit cap and GMIB Benefit Base are re-determined.

If you make an additional premium payment of $50,000 (net of any applicable premium taxes and sales charges) and your Roll-Up Component is equal to $180,000, your GCAV Component is equal to $160,000, your benefit cap is equal to $500,000 and your GMIB Benefit Base is equal to $180,000 at the time of payment:
-	The Step-Up Date does not change.
-	The Step-Up Value does not change.
-	Your Roll-Up Component is equal to $230,000, which is the Roll-Up Component prior to the premium payment plus the premium payment.
-	Your GCAV Component is equal to $210,000, which is the GCAV Component prior to the premium payment plus the premium payment.
-	Your benefit cap is equal to $750,000, which is the benefit cap prior to the premium payment plus 500% of the premium payment.
-	Your GMIB Benefit Base is equal to $230,000, which is the greater of the Roll-Up Component and the GCAV Component.
-	The earliest date that you may elect to exercise the GMIB does not change.

Example 3: Upon a partial withdrawal, your Roll-Up Component, GCAV Component, benefit cap and GMIB Benefit Base are re-determined.

If you request a single partial withdrawal of $30,000 (including any applicable charges and adjustments), no other partial withdrawals are made during the Contract Year, and your Contract Value is equal to $120,000, your Roll-Up Component on the previous Contract Anniversary is equal to $125,000, your GCAV Component is equal to $132,000, your benefit cap is equal to $500,000, and your GMIB Benefit Base is equal to $132,000 at the time of the withdrawal:
-	The Step-Up Date does not change.
-	The Step-Up Value does not change.
-	Your Roll-Up Component will not be adjusted until the end of the Contract Year (assuming that the GMIB is not exercised before then), at which point it will be equal to:
-	The Roll-Up Component on the previous Contract Anniversary accumulated at 6% ($125,000 x 1.06 = $132,500),
-	Less the portion of total withdrawals in the Contract Year that are less than or equal to 6% of the Roll-Up Component on the previous Contract Anniversary (0.06 x $125,000 = $7,500);
-
Multiplied by the percentage reduction in Contract Value attributable to total withdrawals in the Contract Year in excess of 6% of the Roll-Up Component on the previous Contract Anniversary (1 – [$30,000 - $7,500]/[$120,000 - $7,500] = 0.8).

-	Your Roll-Up Component is equal to [$132,500 - $7,500] x 0.8 = $100,000.
-
Your GCAV Component is adjusted at the time of the partial withdrawal, at which point it will be equal to $99,000, which is the GCAV Component prior to the partial withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (1 – $30,000/$120,000 = 0.75).

-	Your benefit cap is equal to $470,000, which is the benefit cap prior to the partial withdrawal less the amount of the partial withdrawal.
-	Your GMIB Benefit Base at the end of the Contract Year is equal to $100,000, which is the greater of the Roll-Up Component and the GCAV Component.
-	The earliest date that you may elect to exercise the GMIB does not change.

Example 4: On each Contract Anniversary prior to the Annuitant’s 75th birthday, you may elect to step up your Roll-Up Component to the Contract Value, in which case the Step-Up Date, Step-Up Value, earliest date that you may elect to exercise the GMIB, and your Roll-Up Component will be re-determined.  In addition, on each Contract Anniversary prior to the Annuitant’s 81st birthday, your Contract Value is compared to the Contract Values on all previous Contract Anniversaries, which may re-determine the GCAV Component.

Example 4a: If your Contract Value is equal to $120,000, your benefit cap is equal to $500,000, the greatest Contract Value on any previous Contract Anniversary is $100,000, your Roll-Up Component is equal to $106,000, and you elect to step up your Roll-Up Component to the Contract Value:
-	The Step-Up Date is equal to the date of the current Contract Anniversary.
-	The Step-Up Value is equal to $120,000, which is the Contract Value on the Step-Up Date.
-	Your Roll-Up Component is equal to $120,000, which is the Step-Up Value.
-	Your GCAV Component is equal to $120,000, which is the greatest Contract Value on any Contract Anniversary.
-	Your benefit cap does not change because no premium payments were made and no withdrawals were taken.
-	Your GMIB Benefit Base is equal to $120,000, which is the greater of the Roll-Up Component and the GCAV Component.
-	You may not elect to exercise your GMIB for 10 years.

Example 4b: If your Contract Value is equal to $510,000, your benefit cap is equal to $500,000, the greatest Contract Value on any previous Contract Anniversary is $460,000, your Roll-Up Component is equal to $450,000, and you elect to step up your Roll-Up Component to the Contract Value:
-	The Step-Up Date is equal to the date of the current Contract Anniversary.
-	The Step-Up Value is equal to $510,000, which is the Contract Value on the Step-Up Date.
-	Your Roll-Up Component is equal to $500,000, which is the lesser of the Step-Up Value and the benefit cap.
-	Your GCAV Component is equal to $500,000, which is the lesser of the greatest Contract Value on any Contract Anniversary and the benefit cap.
-	Your benefit cap does not change because no premium payments were made and no withdrawals were taken.
-	Your GMIB Benefit Base is equal to $500,000, which is the greater of the Roll-Up Component and the GCAV Component.
-	You may not elect to exercise your GMIB for 10 years.

Example 4c: If your Contract Value is equal to $130,000, your benefit cap is equal to $500,000, the greatest Contract Value on any previous Contract Anniversary is $150,000 but your GCAV Component has been reduced by a subsequent withdrawal to $120,000, your Roll-Up Component is equal to $140,000, and your GMIB Benefit Base is $140,000:
-	The Step-Up Date does not change because the Contract Value is less than the Roll-Up Component, which means that step up is not available.
-	The Step-Up Value does not change because step up did not occur.
-	Your Roll-Up Component does not change because step up did not occur.
-	Your GCAV Component does not change because the Contract Value on the current Contract Anniversary is not the greatest Contract Value on any Contract Anniversary.
-	Your benefit cap does not change because no premium payments were made and no withdrawals were taken.
-	The GMIB Benefit Base does not change because neither the Roll-Up Component nor the GCAV Component changed.
-	The earliest date that you may elect to exercise the GMIB does not change because step up did not occur.

Example 5: If your Contract Value falls to zero and your GMIB Benefit Base is greater than zero, then all withdrawals taken from the Contract will be examined in order to determine the eligibility of the GMIB Benefit Base for automatic annuitization.

Example 5a: If your Contract Value is equal to $0, your GMIB Benefit Base is $10,000, and all withdrawals from the Contract have been Required Minimum Distributions:
-	Your GMIB Benefit Base is eligible for automatic annuitization.
-
Unless you choose another payment option, $10,000 will be applied to purchase a Life Annuity with 120 Monthly Periods Guaranteed (a Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed if there are Joint Annuitants) using the Guaranteed Annuity Purchase Rates defined in the GMIB.

-	Unless you choose another payment frequency, you will receive monthly income payments.
-	The GMIB and the Contract will terminate.

Example 5b: If your Contract Value is equal to $0, your GMIB Benefit Base is $10,000, and total withdrawals from the Contract for each individual Contract Year have been less than or equal to 6% of the Roll-Up Component on the previous Contract Anniversary:
-	Your GMIB Benefit Base is eligible for automatic annuitization.
-
Unless you choose another payment option, $10,000 will be applied to purchase a Life Annuity with 120 Monthly Periods Guaranteed (a Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed if there are Joint Annuitants) using the Guaranteed Annuity Purchase Rates defined in the GMIB.

-	Unless you choose another payment frequency, you will receive monthly income payments.
-	The GMIB and the Contract will terminate.

Example 5c: If your Contract Value is equal to $0, your GMIB Benefit Base is $10,000, and, in one Contract Year, a withdrawal was taken that was not a Required Minimum Distribution and total withdrawals for that Contract Year exceed 6% of the Roll-Up Component on the previous Contract Anniversary:
-	The GMIB and the Contract will terminate because your GMIB Benefit Base is not eligible for automatic annuitization.

APPENDIX F

ACCUMULATION UNIT VALUES

The tables reflect the values of accumulation units for each Investment Division for the beginning and end of the periods indicated, and the number of accumulation units outstanding as of the end of the periods indicated – for each of a base Contract (with no optional endorsements) and for each Contract with the most expensive combination of optional endorsements (through the end of the most recent period).  This information derives from the financial statements of the Separate Account, which together constitute the Separate Account’s condensed financial information.  The annualized charge for your Contract may fall in between the charge for a base Contract and a Contract with the most expensive combination of optional endorsements, and complete condensed financial information about the Separate Account is available in the SAI.  Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus.  Also, please ask about the more timely Accumulation Unit Values that are available for each Investment Division.

Set forth below are fund changes and additions since the April 6, 2009 Prospectus, for your information in reviewing Accumulation Unit information.

Effective September 28, 2009, the Separate Account has the following new Investment Divisions, for which Accumulation Unit information is reported as of the effective date through the period ending December 31, 2009:

JNL/Ivy Asset Strategy Fund; and
JNL/Mellon Capital Management Global Alpha Fund.

The JNL/PPM America Core Equity Fund, JNL/S&P Retirement Income Fund, JNL/S&P Retirement 2015 Fund, JNL/S&P Retirement 2020 Fund, and the JNL/S&P Retirement 2025 Fund were previously offered as Funds under this Contract.  However, effective September 28, 2009, these Funds were merged with the JNL/Mellon Capital Management S&P 500 Index Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, and JNL/S&P Managed Growth Fund, respectively, as outlined below:

Currently Offered Funds	Previously Offered Funds
JNL/Mellon Capital Management S&P 500 Index Fund	JNL/PPM America Core Equity Fund
JNL/S&P Managed Moderate Fund	JNL/S&P Retirement Income Fund
JNL/S&P Managed Moderate Growth Fund	JNL/S&P Retirement 2015 Fund
JNL/S&P Managed Growth Fund	JNL/S&P Retirement 2020 Fund
JNL/S&P Managed Growth Fund	JNL/S&P Retirement 2025 Fund

Accumulation Unit information is reported for the Previously Offered Funds through the effective date of the mergers; and Accumulation Unit information for the Currently Offered Funds is reported as of the effective date of these mergers through the period ending December 31, 2009.

The following Investment Divisions changed (whether or not in connection with a sub-adviser change):

Effective September 28, 2009:
JNL/Credit Suisse Global Natural Resources Fund to JNL/Credit Suisse Commodity Securities Fund; and
JNL/Goldman Sachs Short Duration Bond Fund to JNL/T.Rowe Price Short-Term Bond Fund.

Effective May 1, 2010:
JNL/Capital Guardian International Small Cap Fund to JNL/Franklin Templeton International Small Cap Growth Fund

In addition, effective May 1, 2010, the Separate Account has the following new Investment Divisions, for which no Accumulation Unit information is yet available:

JNL/American Funds® Blue Chip Income and Growth Fund;
JNL/American Funds Global Bond Fund;
JNL/American Funds Global Small Capitalization Fund;
JNL/American Funds Growth-Income Fund;
JNL/American Funds International Fund; and
JNL/American Funds New World Fund.

At the end of the tables in the SAI are the footnotes with the beginning dates of activity for each Investment Division at every applicable charge level (annualized) under the Contract.

D-

F-

Accumulation Unit Values
Base Contract with $1 Million Premium Administrative Fee Waiver - 1.10%
(Contracts issued between September 22, 2003 and May 2, 2004)

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM International
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM Large Cap Growth
Division596
Accumulation unit value:
Beginning of period	$9.02	$14.63	$12.78	$11.98	$11.29	$10.81	N/A	N/A
End of period	$11.09	$9.02	$14.63	$12.78	$11.98	$11.29	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	2,251	3,701	3,701	N/A	N/A

JNL/AIM Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division596

Accumulation unit value:
Beginning of period	$12.01	$19.92	$20.02	$18.02	$17.62	$16.52	N/A	N/A
End of period	$15.90	$12.01	$19.92	$20.02	$18.02	$17.62	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	4,049	6,658	6,658	N/A	N/A

JNL/Eagle SmallCap Equity
Division596
Accumulation unit value:
Beginning of period	$16.35	$26.79	$24.17	$20.35	$20.07	$17.71	N/A	N/A
End of period	$21.92	$16.35	$26.79	$24.17	$20.35	$20.07	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	687	1,129	1,129	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division596
Accumulation unit value:
Beginning of period	$20.00	$21.33	$20.15	$19.46	$19.18	$17.86	N/A	N/A
End of period	$22.58	$20.00	$21.33	$20.15	$19.46	$19.18	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	3,406	5,600	5,600	N/A	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division596
Accumulation unit value:
Beginning of period	$9.94	$18.11	$16.35	$12.53	$10.68	$9.12	N/A	N/A
End of period	$12.80	$9.94	$18.11	$16.35	$12.53	$10.68	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	4,003	6,582	6,582	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity
Division596
Accumulation unit value:
Beginning of period	$12.48	$20.67	$21.46	$18.94	$17.60	$15.48	N/A	N/A
End of period	$17.24	$12.48	$20.67	$21.46	$18.94	$17.60	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	786	1,292	1,292	N/A	N/A

JNL/Lazard Small Cap
Equity Division596
Accumulation unit value:
Beginning of period	$10.00	$16.46	$17.86	$15.46	$14.94	$13.38	N/A	N/A
End of period	$9.45	$10.00	$16.46	$17.86	$15.46	$14.94	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	1,364	2,243	2,243	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division596

Accumulation unit value:
Beginning of period	$12.50	$12.19	$11.58	$11.30	$11.21	$10.75	N/A	N/A
End of period	$13.07	$12.50	$12.19	$11.58	$11.30	$11.21	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	1,131	1,860	1,860	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands
Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P
500 Stock Index Division596
Accumulation unit value:
Beginning of period	$6.37	$10.35	$10.09	$8.73	$8.47	$7.86	N/A	N/A
End of period	$5.94	$6.37	$10.35	$10.09	$8.73	$8.47	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	3,870	6,363	6,363	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM JNL 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap
Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 500 Index Division596

Accumulation unit value:
Beginning of period	$7.97	$12.93	$12.46	$10.95	$10.61	$9.90	N/A	N/A
End of period	$9.94	$7.97	$12.93	$12.46	$10.95	$10.61	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	1,228	2,020	2,020	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global
Growth Division596
Accumulation unit value:
Beginning of period	$9.18	$15.69	$14.92	$12.90	$11.46	$9.93	N/A	N/A
End of period	$12.65	$9.18	$15.69	$14.92	$12.90	$11.46	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	2,449	4,026	4,026	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return
Bond Division596
Accumulation unit value:
Beginning of period	$15.70	$15.81	$14.77	$14.43	$14.26	$13.62	N/A	N/A
End of period	$17.92	$15.70	$15.81	$14.77	$14.43	$14.26	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	4,466	7,344	7,344	N/A	N/A

JNL/PPM America Core
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High
Yield Bond Division674
Accumulation unit value:
Beginning of period	$9.83	$14.36	$14.68	$13.43	$13.35	$12.97	N/A	N/A
End of period	$14.23	$9.83	$14.36	$14.68	$13.43	$13.35	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	1,474	2,423	2,423	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Conservative
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division596

Accumulation unit value:
Beginning of period	$14.89	$22.59	$21.18	$17.71	$16.56	$15.04	N/A	N/A
End of period	$18.26	$14.89	$22.59	$21.18	$17.71	$16.56	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	2,022	3,325	3,325	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established
Growth Division596
Accumulation unit value:
Beginning of period	$19.28	$34.11	$31.32	$27.85	$26.54	$24.67	N/A	N/A
End of period	$27.37	$19.28	$34.11	$31.32	$27.85	$26.54	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	2,959	4,865	4,865	N/A	N/A

JNL/T.Rowe Price Mid-Cap
Growth Division596
Accumulation unit value:
Beginning of period	$27.95	$47.62	$41.08	$38.89	$34.46	$30.78	N/A	N/A
End of period	$40.60	$27.95	$47.62	$41.08	$38.89	$34.46	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	988	1,625	1,625	N/A	N/A

JNL/T.Rowe Price Short-Term
Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JNL/T.Rowe Price Value
Division596
Accumulation unit value:
Beginning of period	$9.81	$16.66	$16.71	$14.07	$13.41	$12.05	N/A	N/A
End of period	$13.30	$9.81	$16.66	$16.71	$14.07	$13.41	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	5,047	8,298	8,298	N/A	N/A

F-

Accumulation Unit Values
Contract with Endorsements - 3.36%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM International
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM Large Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity
Division967
Accumulation unit value:
Beginning of period	$9.77	$16.55	$17.58	$15.87	$15.91	N/A	N/A	N/A
End of period	$13.19	$9.77	$16.55	$17.58	$15.87	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,426	5,158	4,978	5,373	5,563	N/A	N/A	N/A

JNL/Lazard Small Cap
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands
Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P
500 Stock Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM JNL 5 Division

Accumulation unit value:
Beginning of period	$7.27	$13.09	$13.79	N/A	N/A	N/A	N/A	N/A
End of period	$8.73	$7.27	$13.09	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	8,896	9,133	8,391	N/A	N/A	N/A	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap
Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 500 Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Select Small-Cap
Division1224
Accumulation unit value:
Beginning of period	$9.28	$16.01	$18.20	N/A	N/A	N/A	N/A	N/A
End of period	$9.41	$9.28	$16.01	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,173	5,469	5,147	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30
Division1450
Accumulation unit value:
Beginning of period	$8.55	$16.82	$16.94	N/A	N/A	N/A	N/A	N/A
End of period	$9.48	$8.55	$16.82	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	8,204	7,685	6,530	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return
Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Core
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High
Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division967
Accumulation unit value:
Beginning of period	$8.09	$13.75	$13.02	$11.65	$11.71	N/A	N/A	N/A
End of period	$10.25	$8.09	$13.75	$13.02	$11.65	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	7,624	8,213	7,992	9,680	10,079	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Conservative
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Mid-Cap
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Short-Term
Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Questions: If you have any questions about your Contract, you may contact us at:
Jackson of NY Service Center:	1 (800) 599-5651 (8 a.m. - 8 p.m. ET)
Mail Address:	P.O. Box 30313, Lansing, Michigan 48909-7813
Delivery Address:	1 Corporate Way, Lansing, Michigan 48951
Jackson of NY IMG Service Center:	1 (888) 464-7779 (8 a.m. - 8 p.m. ET)
(for Contracts purchased through a bank or another financial institution)
Mail Address:	P.O. Box 30313, Lansing, Michigan 48909-7813
Delivery Address:	1 Corporate Way, Lansing, Michigan 48951
Home Office:	2900 Westchester Avenue, Purchase, New York 10577

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2010

INDIVIDUAL AND GROUP FLEXIBLE PREMIUM FIXED AND
VARIABLE DEFERRED ANNUITY CONTRACTS
ISSUED BY THE JNLNY SEPARATE ACCOUNT I
OF JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK®

This Statement of Additional Information (SAI) is not a prospectus.  It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated May 1, 2010.  The Prospectus may be obtained from Jackson National Life Insurance Company of New York (Jackson of NY®) by writing P.O. Box 30902, Lansing, Michigan 48909-8402, or calling 1-800-599-5651.  Not all Investment Divisions described in this SAI may be available for investment.

General Information and History

JNLNY Separate Account I (Separate Account) is a separate investment account of Jackson of NY.  In September 1997, the company changed its name from First Jackson National Life Insurance Company to its present name.  Jackson of NY is a wholly owned subsidiary of Jackson National Life Insurance Company® (Jackson®), and is ultimately a wholly owned subsidiary of Prudential plc, London, England, a life insurance company in the United Kingdom.

Trademarks, Service Marks, and Related Disclosures

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations).  The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s).  The Corporations make no representation or warranty, express or implied to the Owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index® to track general stock market performance.  The Corporations’ only relationship to Jackson (Licensee) is in the licensing of the Nasdaq-100®, Nasdaq-100 Index® and Nasdaq® trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index® which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s).  Nasdaq has no obligation to take the needs of the Licensee or the Owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index®.  The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash.  The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

The Corporations do not guarantee the accuracy and/or uninterrupted calculation of the Nasdaq-100 index® or any data included therein.  The Corporations make no warranty, express or implied, as to results to be obtained by Licensee, Owners of the product(s) or any other person or entity from the use of the Nasdaq-100 Index® or any data included therein.  The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Nasdaq-100 Index® or any data included therein.  Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect or consequential damages, even if notified of the possibility of such damages.

“The Nasdaq-100®,” “Nasdaq-100 Index®,” “Nasdaq Stock Market®” and “Nasdaq®” are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the “Corporations”) and have been licensed for use by Jackson.  The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq®25 Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, or the JNL/Mellon Capital Management VIP Fund.  The JNL/Mellon Capital Management Nasdaq® 25 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ® 25 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.

“NYSE®” is a registered mark of, and “NYSE International 100 IndexSM” is a service mark of, the New York Stock Exchange, Inc. (“NYSE”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC.  The JNL/Mellon Capital Management NYSE® International 25 Fund is not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management NYSE® International 25 Fund.

“NYSE International 100 IndexSM” is a service mark of NYSE Group, Inc.  NYSE Group, Inc. has no relationship to Jackson National Asset Management, LLC, other than the licensing of the “NYSE International 100 IndexSM” (the “Index”) and its service marks for use in connection with the JNL/Mellon Capital Management NYSE® International 25 Fund.

NYSE Group, Inc. does not:

• Sponsor, endorse, sell or promote the JNL/Mellon Capital Management NYSE® International 25 Fund.
• Recommend that any person invest in the JNL/Mellon Capital Management NYSE® International 25 Fund or any other securities.
• Have any responsibility or liability for or make any decisions about the timing, amount or pricing of JNL/Mellon Capital Management NYSE® International 25 Fund.
• Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management NYSE® International 25 Fund.
• Consider the needs of the JNL/Mellon Capital Management NYSE® International 25 Fund or the owners of the JNL/Mellon Capital Management NYSE® International 25 Fund in determining, composing or calculating the NYSE International 100 IndexSM or have any obligation to do so.

NYSE Group, Inc. and its affiliates will not have any liability in connection with the JNL/Mellon Capital Management NYSE® International 25 Fund.  Specifically,

• NYSE Group, Inc. and its affiliates make no warranty, express or implied, and NYSE Group, Inc. and its affiliates disclaim any warranty about:
• The results to be obtained by the JNL/Mellon Capital Management NYSE® International 25 Fund, the owner of the JNL/Mellon Capital Management NYSE® International 25 Fund or any other person in connection with the use of the Index and the data included in the NYSE International 100 IndexSM;
• The accuracy or completeness of the Index and its data;
• The merchantability and the fitness for a particular purpose or use of the Index and its data;
• NYSE Group, Inc. will have no liability for any errors, omissions or interruptions in the Index or its data;
• Under no circumstances will NYSE Group, Inc. or any of its affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if NYSE Group, Inc. knows that they might occur.

The licensing agreement between Jackson National Asset Management, LLC and NYSE Group, Inc. is solely for their benefit and not for the benefit of the owners of the JNL/Mellon Capital Management NYSE® International 25 Fund or any other third parties.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.  Russell is a trademark of Russell Investment Group.

JNL/Mellon Capital Management Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group ("Russell").  Russell is not responsible for and has not reviewed JNL/Mellon Capital Management Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes.  Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell's publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based.  RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES.  RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES.  RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) is a registered investment adviser and a wholly-owned subsidiary of The McGraw-Hill Companies, Inc. SPIAS does not provide advice to underlying clients of the firms to which it provides services.  SPIAS does not act as a “fiduciary” or as an “investment manager”, as defined under ERISA, to any investor.  SPIAS is not responsible for client suitability. Past performance of the Funds is no indication of future results. Since performance fluctuates over time, the fact that the Funds may have outperformed the benchmarks over one period of time does not mean that they outperformed the benchmarks over other periods or will outperform the benchmarks in the future.  SPIAS does not take into account any information about any investor or any investor’s assets when creating, providing or maintaining any asset allocation portfolio.  SPIAS does not have any discretionary authority or control with respect to purchasing or selling securities or making other investments.

The JNL/Mellon Capital Management S&P Divisions and JNL/S&P Divisions, and any other investment fund or other vehicle that is offered by third parties and that seeks to provide an investment return based on the returns of any Standard & Poor’s Index are not sponsored, endorsed, sold or promoted by Standard & Poor's Financial Services LLC (“S&P”) and its affiliates. S&P is not an investment adviser and S&P and its affiliates make no representation or warranty, express or implied, to the owners of the Divisions or any member of the public regarding the advisability of investing in securities generally or in the Divisions particularly or the ability of the S&P 500 Index®, the S&P MidCap 400 Index®, the “S&P SmallCap 600 Index®,” or any other S&P Index to track general stock market performance.  S&P's only relationship to the Separate Account (Licensee) is the licensing of certain registered trademarks and trade names of S&P, the S&P 500 Index, the S&P MidCap 400 Index, and the S&P SmallCap 600 Index,  which are determined, composed and calculated by S&P without regard to the Licensee or the Divisions.  S&P has no obligation to take the needs of the Licensee or the owners of the Divisions into consideration in determining, composing or calculating the S&P 500 Index, the S&P 400 Index, the S&P SmallCap 600 Index, or any other S&P Index.  S&P is not responsible for and has not participated in the determination of the prices and amount of the Divisions or the timing of the issuance or sale of the Divisions or in the determination or calculation of the equation by which the Divisions are to be converted into cash.  S&P has no obligation or liability in connection with the administration, marketing or trading of the Divisions.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, THE S&P SMALLCAP 600 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.  S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE DIVISIONS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, THE S&P SMALLCAP 600 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN.  S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, THE S&P SMALLCAP 600 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Jackson has entered into a License Agreement with Value Line®.  Value Line Publishing, Inc.'s ("VLPI") only relationship to Jackson is VLPI's licensing to Jackson of certain VLPI trademarks and trade names and the Value Line Timeliness Ranking System (the "System"), which is composed by VLPI without regard to Jackson, this Product or any investor.  VLPI has no obligation to take the needs of  Jackson or any investor in the Product into consideration in composing the System.  The Product results may differ from the hypothetical or published results of the Value Line Timeliness Ranking System.  VLPI is not responsible for and has not participated in the determination of the prices and composition of the Product or the timing of the issuance for sale of the Product or in the calculation of the equations by which the Product is to be converted into cash.

VLPI MAKES NO WARRANTY CONCERNING THE SYSTEM, EXPRESS OR IMPLIED, INCLUDING, BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE SYSTEM OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM.  VLPI DOES NOT WARRANT THAT THE SYSTEM WILL MEET ANY REQUIREMENTS OR THAT IT WILL BE ACCURATE OR ERROR-FREE.  VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA OR OTHER RESULTS GENERATED FROM THE SYSTEM.  VLPI HAS NO OBLIGATION OR LIABILITY (I) IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE PRODUCT; OR (II) FOR ANY LOSS, DAMAGE, COST OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH THIS PRODUCT, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT OR EXEMPLARY DAMAGES IN CONNECTION WITH THE PRODUCT.

THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”).  THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI.  MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC.  NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE.  MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY.  NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES.  NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS REDEEMABLE.  FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Services

Jackson of NY is the custodian of the assets of the Separate Account. Jackson of NY holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Fund bought and sold by the Separate Account.

The financial statements of JNLNY Separate Account I and Jackson National Life Insurance Company of New York for the periods indicated have been included herein in reliance upon the reports of_KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  KPMG LLP is located at 303 East Wacker Drive, Chicago, Illinois 60601.

Purchase of Securities Being Offered

The Contracts will be sold by licensed insurance agents.  The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the Financial Industry Regulatory Authority (FINRA).

Underwriters

The Contracts are offered continuously and are distributed by Jackson National Life Distributors LLC (JNLD), 7601 Technology Way, Denver, Colorado 80237.  JNLD is a subsidiary of Jackson.

The aggregate amount of underwriting commissions paid to broker/dealers was  $25,670,719 in 2007, $18,473,278 in 2008, and $30,360,775 in 2009.  JNLD did not retain any portion of the commissions.

Calculation of Performance

When Jackson of NY advertises performance for an Investment Division (except the JNL/Select Money Market Division), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts.  Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Fund.  We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period ("initial investment"), and computing the average annual compounded rate of return for the period that would equate the initial investment with the ending redeemable value ("redeemable value") of that investment at the end of the period, carried to at least the nearest hundredth of a percent.  Standardized average annual total return is annualized and reflects the deduction of all recurring charges that are charged to all Contracts.  The redeemable value also reflects the effect of any applicable withdrawal charge or other charge that may be imposed at the end of the period.  No deduction is made for premium taxes that may be assessed by certain states.

Jackson of NY may also advertise non-standardized total return on an annualized and cumulative basis.  Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return.  The Contract is designed for long-term investment; therefore, Jackson of NY believes that non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be useful to investors.  Reflecting the deduction of the withdrawal charge decreases the level of performance advertised.  Non-standardized total return may also assume a larger initial investment that more closely approximates the size of a typical Contract.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication.  Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate.  Any quotation of performance should not be considered a guarantee of future performance.  Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management.  An owner's withdrawal value upon surrender of a Contract may be more or less than its original cost.

Jackson of NY may advertise the current annualized yield for a 30-day period for an Investment Division. The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period.  Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period.  The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

[Missing Graphic Reference]

Where:

a	=	net investment income earned during the period by the Fund attributable to shares owned by the Investment Division.
b	=	expenses for the Investment Division accrued for the period (net of reimbursements).
c	=	the average daily number of accumulation units outstanding during the period.
d	=	the maximum offering price per accumulation unit on the last day of the period.

The maximum withdrawal charge is 7%.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission.  Accrued expenses will include all recurring fees that are charged to all Contracts.

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Fund.  The yield on amounts held in the Investment Divisions normally will fluctuate over time.  Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return.  An Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Funds operating expenses.

Any current yield quotations of the JNL/Select Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent.  We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven day calendar period.  The JNL/Select Money Market Division's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7).  The JNL/Select Money Market Division's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division.

The JNL/Select Money Market Division's yield and effective yield will fluctuate daily.  Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses.  Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion.  The yield quotes may reflect the expense limitations described in the Fund's Prospectus or Statement of Additional Information.  There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant.  It should be noted that neither a Contract owner's investment in the JNL/Select Money Market Division nor that Division's investment in the JNL/Select Money Market Division is guaranteed or insured.  Yields of other money market Funds may not be comparable if a different base or another method of calculation is used.

Additional Tax Information

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER.  JACKSON OF NY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS.  PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.

Jackson of NY's Tax Status

Jackson of NY is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code").  For federal income tax purposes, the Separate Account is not a separate entity from Jackson of NY and its operations form a part of Jackson of NY.

Taxation of Annuity Contracts in General

Section 72 of the Code governs the taxation of annuities in general.  An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected.  For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract.  For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable. For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis.  The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income.  All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract.  The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made.  No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract).  For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

Withholding Tax on Distributions

The Code generally requires Jackson of NY (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For "eligible rollover distributions" from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer.  This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) of the Code (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals).  Failure to "roll over" the entire amount of an eligible rollover distribution (including the amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement.  If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%.  If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.
Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to 30% of such amount or, if applicable, a lower treaty rate.  A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity Contracts. The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract.  The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the last day of each calendar quarter, or within 30 days after such last day, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual Funds underlying variable Contracts.  These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above.  Under these Regulations, a mutual Fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual Fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual Fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual Fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual Fund is represented by any four investments.

Jackson of NY intends that each Fund of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract owner control of the investments of a segregated asset account would cause the Contract owner to be treated as the owner of the assets of the segregated asset account.  Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes.

Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets.  Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the contract owner and the insurance company regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion.  Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time.  The contract owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.

Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract owner and Jackson of NY regarding the availability of a particular Allocation Option and other than the Contract owner's right to allocate premiums and transfer funds among the available Allocation Options, all investment decisions concerning the Allocation Options will be made by Jackson of NY or an advisor in its sole and absolute discretion.  The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects.  The first difference is that the contracts described in Rev. Rul. 2003-91 provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas the Contract offers 95 Investment Divisions and at least one Fixed Account option, although a Contract owner's Contract Value be allocated to no more than 18 fixed and variable options at any one time.  The second difference is that the owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner can make 15 transfers in any one year without a charge.

Rev. Rul. 2003-91 states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.  Jackson of NY does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the owner of a Contract.  At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance.  Jackson of NY reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity Contracts that are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution.  Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts.  For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange.  Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.

Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity Contract may be exchanged in a tax-free transaction for another annuity Contract.  Historically, it was presumed that only the exchange of an entire Contract, as opposed to a partial exchange, would be accorded tax-free status.  In 1998 in Conway v. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity Contract into another annuity Contract qualified as a non-taxable exchange.  In response to the Conway decision, the IRS issued Notice 2003-51 and Revenue Procedure 2008-24. In accordance with these rulings, the IRS will consider a partial exchange valid if there is either no withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 12 months of the date of the partial exchange or if the owner can demonstrate that they have met certain conditions under Section 72(a)(2) or had any life event similar to these conditions that occurred between the date of the exchange and the date of the withdrawal or surrender.  In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of life events may be approved by the Internal Revenue Service.  Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.

Contracts Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities.  Such Contracts generally will not be treated as annuities for federal income tax purposes (except for the taxation of life insurance companies).  However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans.  Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments

An assignment or pledge of a Contract may have tax consequences.  Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances.  Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity.  The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be included in the individual's gross income.  In addition, the amount included in the individual's gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract.  If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan.  If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable.  If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 70 1/2; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

Death Benefits

Any death benefits paid under the Contract are taxable to the beneficiary.  The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments.  Estate or gift taxes may also apply.

Tax-Qualified Plans

The Contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans.  Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan.  Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to Fund the plan. Owners, annuitant and beneficiaries are also reminded that a tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is already tax-deferred.

Tax Treatment of Withdrawals

Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity Contracts.  It provides that if the contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal.  Withdrawn earnings are included in a taxpayer's gross income.  Section 72 further provides that a 10% penalty will apply to the income portion of any distribution.  The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 ½ or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Tax-Qualified Contracts

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan.  Special tax rules may be available for certain distributions from a tax-qualified Contract.  Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A.  To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) distributions made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts, (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an  IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code).  The exceptions stated in items (4) and (6) above do not apply in the case of an IRA.  The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship.  Hardship withdrawals do not include any earnings on salary reduction contributions.  These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988.  The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans.  Tax penalties may also apply.  While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion.  Such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes – Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA.  Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used.  Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement.  In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations.  For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract.

If the sole beneficiary is the Contract holder's or employee's spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee's life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee's age in the year in which the annuity starting date occurs.  If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

Types of Tax-Qualified Plans

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans.  Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan.  Owners, Annuitants and Beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan.  Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson of NY's administrative procedures.  Jackson of NY is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson of NY specifically consents to be bound.  Owners, Annuitants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred.  However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan.  Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used.  Such descriptions are not exhaustive and are for general informational purposes only.  The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances.  Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein.  Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization.  Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations.  Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts.  (See "Tax Treatment of Withdrawals – Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women.  The Contracts sold by Jackson of NY in connection with certain Tax-Qualified Plans will utilize tables that do not differentiate on the basis of sex.  Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

(a) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c) (3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.  Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these Contracts.  Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity"). Under applicable limitations, certain amounts may be contributed to an IRA annuity that will be deductible from the individual's gross income.  IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions.  Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA.  Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(c) Roth IRA Annuities

Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity.  Purchase payments for Roth IRA annuities are limited to a maximum of $5,000 for 2010.  The limit will be adjusted annually for inflation in $500 increments.  In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions.  The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000.  The same contribution and catch-up contributions are also available for purchasers of Traditional IRA annuities.

Lower maximum limitations apply to individuals above certain adjusted gross income levels.  For2010, these levels are $105,000 in the case of single taxpayers, $167,000 in the case of married taxpayers filing joint returns, and $0 in the case of married taxpayers filing separately.  These levels are indexed annually in $1,000 increments.  An overall $5,000 annual limitation (increased as discussed above) continues to apply to all of a taxpayer's IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.

Qualified distributions from Roth IRA annuities are free from federal income tax.  A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor.  Any distribution that is not a qualified distribution is taxable to the extent of earnings in the distribution.  Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity.  The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity.  Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity.  The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over.  For rollovers in 2010, the income may be reported ratably in 2011 and 2012. There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.

(d) Pension and Profit-Sharing Plans

The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees.  These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design.  However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(e) Eligible Deferred Compensation Plans -- Section 457

Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code.  The amounts deferred under a Plan that meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary.  As a general rule, the maximum amount that can be deferred in any one year is the lesser of 100% of the participant's includible compensation or the $16,500 elective deferral limitation in 2010.  The limit is indexed for inflation in $500 increments annually thereafter.  In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions.  The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $5,500. The same contribution and catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.

In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age.  Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries.  For this purpose, custodial accounts and certain annuity Contracts are treated as trusts.  The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer.  In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of section 457(b) of the Code.  In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from a Plan are prohibited under section 457 of the Code unless made after the participant:

●	attains age 70 1/2,
●	severs employment,
●	dies, or
●	suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457.   Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

Annuity Provisions

Variable Annuity Payment

The initial annuity payment is determined by taking the Contract value allocated to that Investment Division, less any premium tax and any applicable Contract charges, and then applying it to the income option table specified in the Contract.  The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Plans and other employer-sponsored retirement plans, such classification is not permitted) and age of the annuitant and designated second person, if any.

The dollars applied are divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly payment.  That amount is divided by the value of an annuity unit as of the Income Date to establish the number of annuity units representing each variable payment.  The number of annuity units determined for the first variable payment remains constant for the second and subsequent monthly variable payments, assuming that no reallocation of Contract values is made.

The amount of the second and each subsequent monthly variable payment is determined by multiplying the number of annuity units by the annuity unit value as of the business day next preceding the date on which each payment is due.

The mortality and expense experience will not adversely affect the dollar amount of the variable annuity payments once payments have commenced.

Annuity Unit Value

The initial value of an annuity unit of each Investment Division was set when the Investment Divisions were established.  The value may increase or decrease from one business day to the next.  The income option tables contained in the Contract are based on a 2.5% per annum assumed investment rate. For Contracts issued before October 4, 2004, the assumed investment rate is 3%.

The value of a fixed number of annuity units will reflect the investment performance of the Investment Divisions elected, and the amount of each payment will vary accordingly.

For each Investment Division, the value of an annuity unit for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the percentage change in the value of an accumulation unit from the immediately preceding business day to the business day of valuation, calculated by use of the Net Investment Factor, described below. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 2.5% per annum. For Contracts issued before October 4, 2004, the assumed investment rate is 3%.
Net Investment Factor
The net investment factor is an index applied to measure the net investment performance of an Investment Division from one valuation date to the next. The net investment factor for any Investment Division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

(a)	is the net result of:
	(1)	the net asset value of a Fund's share held in the Investment Division determined as of the valuation date at the end of the valuation period, plus
	(2)	the per share amount of any dividend or other distribution declared by the Fund if the "ex-dividend" date occurs during the valuation period, plus or minus
(3)
a per share credit or charge with respect to any taxes paid or reserved for by Jackson of NY during the valuation period which are determined by Jackson of NY to be attributable to the operation of the Investment Division (no federal income taxes are applicable under present law);

(b)	is the net asset value of the Fund share held in the Investment Division determined as of the valuation date at the end of the preceding valuation period; and
(c)
is the asset charge factor determined by Jackson for the valuation period to reflect the asset-based charges (the mortality and expense risk charge), administration charge, and any applicable charges for optional benefits.

Also see "Income Payments (The Income Phase)" in the Prospectus.

Condensed Financial Information

Accumulation Unit Values

The tables reflect the values of accumulation units for each Investment Division for the beginning and end of the periods indicated, and the number of accumulation units outstanding as of the end of the periods indicated – for Contracts with all levels of charges (and combinations of optional endorsements). This information derives from the financial statements of the Separate Account, which together constitute the Separate Account’s condensed financial information.  Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus.  Also, please ask about the more timely accumulation unit values that are available for each Investment Division.

Set forth below are fund changes and additions since the April 6, 2009 Prospectus, for your information in reviewing Accumulation Unit information.

Effective September 28, 2009, the Separate Account has the following new Investment Divisions, for which Accumulation Unit information is reported as of the effective date through the period ending December 31, 2009:

JNL/Ivy Asset Strategy Fund; and
JNL/Mellon Capital Management Global Alpha Fund.

The JNL/PPM America Core Equity Fund, JNL/S&P Retirement Income Fund, JNL/S&P Retirement 2015 Fund, JNL/S&P Retirement 2020 Fund, and the JNL/S&P Retirement 2025 Fund were previously offered as Funds under this Contract.  However, effective September 28, 2009, these Funds were merged with the JNL/Mellon Capital Management S&P 500 Index Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, and JNL/S&P Managed Growth Fund, respectively, as outlined below:

Currently Offered Funds	Previously Offered Funds
JNL/Mellon Capital Management S&P 500 Index Fund	JNL/PPM America Core Equity Fund
JNL/S&P Managed Moderate Fund	JNL/S&P Retirement Income Fund
JNL/S&P Managed Moderate Growth Fund	JNL/S&P Retirement 2015 Fund
JNL/S&P Managed Growth Fund	JNL/S&P Retirement 2020 Fund
JNL/S&P Managed Growth Fund	JNL/S&P Retirement 2025 Fund

Accumulation Unit information is reported for the Previously Offered Funds through the effective date of the mergers; and Accumulation Unit information for the Currently Offered Funds is reported as of the effective date of these mergers through the period ending December 31, 2009.

The following Investment Divisions changed (whether or not in connection with a sub-adviser change):

Effective September 28, 2009:
JNL/Credit Suisse Global Natural Resources Fund to JNL/Credit Suisse Commodity Securities Fund; and
JNL/Goldman Sachs Short Duration Bond Fund to JNL/T.Rowe Price Short-Term Bond Fund.

Effective May 1, 2010:
JNL/Capital Guardian International Small Cap Fund to JNL/Franklin Templeton International Small Cap Growth Fund

In addition, effective May 1, 2010, the Separate Account has the following new Investment Divisions, for which no Accumulation Unit information is yet available:

JNL/American Funds® Blue Chip Income and Growth Fund;
JNL/American Funds Global Bond Fund;
JNL/American Funds Global Small Capitalization Fund;
JNL/American Funds Growth-Income Fund;
JNL/American Funds International Fund; and
JNL/American Funds New World Fund.

At the end of the tables are the footnotes with the beginning dates of activity for each Investment Division at every applicable charge level (annualized) under the Contract.

Accumulation Unit Values
Base Contract with $1 Million Premium Administrative Fee Waiver - 1.10%
(Contracts issued between September 22, 2003 and May 2, 2004)

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM International
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM Large Cap Growth
Division596
Accumulation unit value:
Beginning of period	$9.02	$14.63	$12.78	$11.98	$11.29	$10.81	N/A	N/A
End of period	$11.09	$9.02	$14.63	$12.78	$11.98	$11.29	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	2,251	3,701	3,701	N/A	N/A

JNL/AIM Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division596

Accumulation unit value:
Beginning of period	$12.01	$19.92	$20.02	$18.02	$17.62	$16.52	N/A	N/A
End of period	$15.90	$12.01	$19.92	$20.02	$18.02	$17.62	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	4,049	6,658	6,658	N/A	N/A

JNL/Eagle SmallCap Equity
Division596
Accumulation unit value:
Beginning of period	$16.35	$26.79	$24.17	$20.35	$20.07	$17.71	N/A	N/A
End of period	$21.92	$16.35	$26.79	$24.17	$20.35	$20.07	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	687	1,129	1,129	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division596
Accumulation unit value:
Beginning of period	$20.00	$21.33	$20.15	$19.46	$19.18	$17.86	N/A	N/A
End of period	$22.58	$20.00	$21.33	$20.15	$19.46	$19.18	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	3,406	5,600	5,600	N/A	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division596
Accumulation unit value:
Beginning of period	$9.94	$18.11	$16.35	$12.53	$10.68	$9.12	N/A	N/A
End of period	$12.80	$9.94	$18.11	$16.35	$12.53	$10.68	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	4,003	6,582	6,582	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity
Division596
Accumulation unit value:
Beginning of period	$12.48	$20.67	$21.46	$18.94	$17.60	$15.48	N/A	N/A
End of period	$17.24	$12.48	$20.67	$21.46	$18.94	$17.60	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	786	1,292	1,292	N/A	N/A

JNL/Lazard Small Cap
Equity Division596
Accumulation unit value:
Beginning of period	$10.00	$16.46	$17.86	$15.46	$14.94	$13.38	N/A	N/A
End of period	$9.45	$10.00	$16.46	$17.86	$15.46	$14.94	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	1,364	2,243	2,243	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division596

Accumulation unit value:
Beginning of period	$12.50	$12.19	$11.58	$11.30	$11.21	$10.75	N/A	N/A
End of period	$13.07	$12.50	$12.19	$11.58	$11.30	$11.21	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	1,131	1,860	1,860	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands
Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P
500 Stock Index Division596
Accumulation unit value:
Beginning of period	$6.37	$10.35	$10.09	$8.73	$8.47	$7.86	N/A	N/A
End of period	$5.94	$6.37	$10.35	$10.09	$8.73	$8.47	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	3,870	6,363	6,363	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM JNL 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap
Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 500 Index Division596

Accumulation unit value:
Beginning of period	$7.97	$12.93	$12.46	$10.95	$10.61	$9.90	N/A	N/A
End of period	$9.94	$7.97	$12.93	$12.46	$10.95	$10.61	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	1,228	2,020	2,020	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global
Growth Division596
Accumulation unit value:
Beginning of period	$9.18	$15.69	$14.92	$12.90	$11.46	$9.93	N/A	N/A
End of period	$12.65	$9.18	$15.69	$14.92	$12.90	$11.46	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	2,449	4,026	4,026	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return
Bond Division596
Accumulation unit value:
Beginning of period	$15.70	$15.81	$14.77	$14.43	$14.26	$13.62	N/A	N/A
End of period	$17.92	$15.70	$15.81	$14.77	$14.43	$14.26	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	4,466	7,344	7,344	N/A	N/A

JNL/PPM America Core
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High
Yield Bond Division674
Accumulation unit value:
Beginning of period	$9.83	$14.36	$14.68	$13.43	$13.35	$12.97	N/A	N/A
End of period	$14.23	$9.83	$14.36	$14.68	$13.43	$13.35	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	1,474	2,423	2,423	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Conservative
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division596

Accumulation unit value:
Beginning of period	$14.89	$22.59	$21.18	$17.71	$16.56	$15.04	N/A	N/A
End of period	$18.26	$14.89	$22.59	$21.18	$17.71	$16.56	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	2,022	3,325	3,325	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established
Growth Division596
Accumulation unit value:
Beginning of period	$19.28	$34.11	$31.32	$27.85	$26.54	$24.67	N/A	N/A
End of period	$27.37	$19.28	$34.11	$31.32	$27.85	$26.54	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	2,959	4,865	4,865	N/A	N/A

JNL/T.Rowe Price Mid-Cap
Growth Division596
Accumulation unit value:
Beginning of period	$27.95	$47.62	$41.08	$38.89	$34.46	$30.78	N/A	N/A
End of period	$40.60	$27.95	$47.62	$41.08	$38.89	$34.46	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	988	1,625	1,625	N/A	N/A

JNL/T.Rowe Price Short-Term
Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value
Division596
Accumulation unit value:
Beginning of period	$9.81	$16.66	$16.71	$14.07	$13.41	$12.05	N/A	N/A
End of period	$13.30	$9.81	$16.66	$16.71	$14.07	$13.41	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	5,047	8,298	8,298	N/A	N/A
Accumulation Unit Values
Contract with Endorsements - 1.77%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt
20 Division2153
Accumulation unit value:
Beginning of period	$12.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.56	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,836	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt
35 Division2192
Accumulation unit value:
Beginning of period	$13.12	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.07	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,435	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt
50 Division2075
Accumulation unit value:
Beginning of period	$11.17	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.39	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,775	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt
65 Division2148
Accumulation unit value:
Beginning of period	$13.70	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.79	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	9,099	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real
Estate Division924
Accumulation unit value:
Beginning of period	$8.17	$12.94	$15.49	$11.56	$11.04	N/A	N/A	N/A
End of period	$10.64	$8.17	$12.94	$15.49	$11.56	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	54,871	38,863	32,231	18,949	839	N/A	N/A	N/A

JNL/AIM International
Growth Division593
Accumulation unit value:
Beginning of period	$10.66	$18.37	$17.04	$14.15	$13.01	$11.32	N/A	N/A
End of period	$14.35	$10.66	$18.37	$17.04	$14.15	$13.01	N/A	N/A
Accumulation units outstanding
at the end of period	75,535	67,570	66,153	17,901	461	341	N/A	N/A

JNL/AIM Large Cap Growth
Division614
Accumulation unit value:
Beginning of period	$8.59	$14.03	$12.34	$11.65	$11.05	$10.41	N/A	N/A
End of period	$10.50	$8.59	$14.03	$12.34	$11.65	$11.05	N/A	N/A
Accumulation units outstanding
at the end of period	74,861	53,739	39,922	23,912	5,056	3,872	N/A	N/A

JNL/AIM Small Cap Growth
Division620
Accumulation unit value:
Beginning of period	$9.15	$15.46	$14.13	$12.56	$11.79	$10.59	N/A	N/A
End of period	$12.12	$9.15	$15.46	$14.13	$12.56	$11.79	N/A	N/A
Accumulation units outstanding
at the end of period	25,561	10,887	10,074	1,940	1,331	1,478	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division584
Accumulation unit value:
Beginning of period	$8.81	$12.51	$11.80	$10.84	$10.02	$9.05	N/A	N/A
End of period	$10.61	$8.81	$12.51	$11.80	$10.84	$10.02	N/A	N/A
Accumulation units outstanding
at the end of period	56,378	47,148	52,546	10,626	14,751	14,985	N/A	N/A

JNL/Capital Guardian
Global Diversified Research Division614
Accumulation unit value:
Beginning of period	$16.72	$29.59	$24.96	$22.43	$22.40	$20.40	N/A	N/A
End of period	$22.71	$16.72	$29.59	$24.96	$22.43	$22.40	N/A	N/A
Accumulation units outstanding
at the end of period	36,120	37,669	3,860	677	614	616	N/A	N/A

JNL/Capital Guardian
International Small Cap Division1464
Accumulation unit value:
Beginning of period	$4.46	$9.86	$9.49	N/A	N/A	N/A	N/A	N/A
End of period	$6.69	$4.46	$9.86	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	16,692	6,149	838	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division617
Accumulation unit value:
Beginning of period	$16.68	$28.71	$26.63	$25.91	$25.20	$23.36	N/A	N/A
End of period	$22.09	$16.68	$28.71	$26.63	$25.91	$25.20	N/A	N/A
Accumulation units outstanding
at the end of period	15,605	6,303	6,288	3,979	1,031	705	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	$6.55	$13.67	$10.94	N/A	N/A	N/A	N/A	N/A
End of period	$9.65	$6.55	$13.67	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	219,738	154,101	70,276	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	$6.53	$10.67	$10.05	N/A	N/A	N/A	N/A	N/A
End of period	$8.01	$6.53	$10.67	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	27,992	19,733	2,643	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division624

Accumulation unit value:
Beginning of period	$11.06	$18.47	$18.69	$16.93	$16.67	$15.02	N/A	N/A
End of period	$14.54	$11.06	$18.47	$18.69	$16.93	$16.67	N/A	N/A
Accumulation units outstanding
at the end of period	7,756	5,200	3,423	2,574	1,953	814	N/A	N/A

JNL/Eagle SmallCap Equity
Division647
Accumulation unit value:
Beginning of period	$15.06	$24.84	$22.56	$19.12	$18.98	$15.66	N/A	N/A
End of period	$20.05	$15.06	$24.84	$22.56	$19.12	$18.98	N/A	N/A
Accumulation units outstanding
at the end of period	22,708	11,586	8,603	2,333	987	1,201	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	$6.22	$9.92	$10.18	N/A	N/A	N/A	N/A	N/A
End of period	$7.96	$6.22	$9.92	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	263,376	200,763	192,224	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	$5.77	$9.89	$10.02	N/A	N/A	N/A	N/A	N/A
End of period	$7.42	$5.77	$9.89	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	35,976	13,959	89,559	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division1107
Accumulation unit value:
Beginning of period	$7.49	$10.86	$10.85	$10.00	N/A	N/A	N/A	N/A
End of period	$9.79	$7.49	$10.86	$10.85	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	128,608	98,945	98,537	9,151	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	$6.01	$9.85	$9.88	N/A	N/A	N/A	N/A	N/A
End of period	$7.48	$6.01	$9.85	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	43,876	19,605	14,372	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division945
Accumulation unit value:
Beginning of period	$7.64	$11.63	$12.61	$10.90	$10.69	N/A	N/A	N/A
End of period	$10.02	$7.64	$11.63	$12.61	$10.90	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	33,178	19,274	14,386	8,551	153	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division689
Accumulation unit value:
Beginning of period	$18.26	$19.60	$18.64	$18.12	$17.98	$17.64	N/A	N/A
End of period	$20.47	$18.26	$19.60	$18.64	$18.12	$17.98	N/A	N/A
Accumulation units outstanding
at the end of period	35,096	40,622	47,362	22,916	6,271	270	N/A	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	$9.95	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.64	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	7,816	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division1027
Accumulation unit value:
Beginning of period	$8.12	$12.93	$12.80	$11.53	N/A	N/A	N/A	N/A
End of period	$10.58	$8.12	$12.93	$12.80	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	35,309	19,641	15,431	3,667	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy
Division2134
Accumulation unit value:
Beginning of period	$10.02	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.36	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,350	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division647
Accumulation unit value:
Beginning of period	$9.25	$16.95	$15.41	$11.89	$10.20	$8.61	N/A	N/A
End of period	$11.82	$9.25	$16.95	$15.41	$11.89	$10.20	N/A	N/A
Accumulation units outstanding
at the end of period	112,209	117,582	165,975	49,262	3,850	4,823	N/A	N/A

JNL/JPMorgan MidCap
Growth Division695
Accumulation unit value:
Beginning of period	$13.48	$24.70	$23.29	$21.15	$20.27	$18.14	N/A	N/A
End of period	$18.93	$13.48	$24.70	$23.29	$21.15	$20.27	N/A	N/A
Accumulation units outstanding
at the end of period	24,357	15,253	17,109	4,878	221	278	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division636
Accumulation unit value:
Beginning of period	$16.78	$16.03	$15.34	$15.12	$15.04	$14.82	N/A	N/A
End of period	$17.09	$16.78	$16.03	$15.34	$15.12	$15.04	N/A	N/A
Accumulation units outstanding
at the end of period	66,382	53,678	30,373	15,478	3,612	1,141	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division1071
Accumulation unit value:
Beginning of period	$6.90	$14.06	$10.86	$9.48	N/A	N/A	N/A	N/A
End of period	$11.65	$6.90	$14.06	$10.86	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	122,650	80,401	40,242	4,275	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity
Division624
Accumulation unit value:
Beginning of period	$11.61	$19.35	$20.23	$17.97	$16.81	$14.50	N/A	N/A
End of period	$15.92	$11.61	$19.35	$20.23	$17.97	$16.81	N/A	N/A
Accumulation units outstanding
at the end of period	25,803	20,793	13,210	7,107	2,899	1,606	N/A	N/A

JNL/Lazard Small Cap
Equity Division714
Accumulation unit value:
Beginning of period	$9.31	$15.42	$16.84	$14.68	$14.28	$13.99	N/A	N/A
End of period	$8.78	$9.31	$15.42	$16.84	$14.68	$14.28	N/A	N/A
Accumulation units outstanding
at the end of period	-	10,776	7,162	6,738	3,455	5	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	$11.19	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.11	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,053	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders
Division1936
Accumulation unit value:
Beginning of period	$8.32	$7.42	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.24	$8.32	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	7,099	869	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division1355
Accumulation unit value:
Beginning of period	$6.14	$9.80	$10.56	N/A	N/A	N/A	N/A	N/A
End of period	$7.52	$6.14	$9.80	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	169,721	144,996	100,655	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1059

Accumulation unit value:
Beginning of period	$7.52	$11.81	$12.37	$11.85	N/A	N/A	N/A	N/A
End of period	$11.29	$7.52	$11.81	$12.37	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	27,986	57,536	23,873	36,283	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division643

Accumulation unit value:
Beginning of period	$11.93	$11.71	$11.20	$11.00	$10.99	$10.90	N/A	N/A
End of period	$12.40	$11.93	$11.71	$11.20	$11.00	$10.99	N/A	N/A
Accumulation units outstanding
at the end of period	46,520	76,159	86,981	46,945	15,567	9,257	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division1004
Accumulation unit value:
Beginning of period	$3.61	$6.08	$5.93	$4.66	N/A	N/A	N/A	N/A
End of period	$4.45	$3.61	$6.08	$5.93	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	32,613	26,096	181,192	44,221	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands
Sector Division795
Accumulation unit value:
Beginning of period	$6.98	$10.35	$11.43	$10.26	$10.22	N/A	N/A	N/A
End of period	$9.13	$6.98	$10.35	$11.43	$10.26	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,387	2,021	2,698	615	403	N/A	N/A	N/A

JNL/MCM Dow Dividend Division1450

Accumulation unit value:
Beginning of period	$5.19	$10.42	$11.06	N/A	N/A	N/A	N/A	N/A
End of period	$6.13	$5.19	$10.42	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	197,296	131,204	169,000	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P
500 Stock Index Division653
Accumulation unit value:
Beginning of period	$5.97	$9.77	$9.58	$8.35	$8.15	$7.41	N/A	N/A
End of period	$5.56	$5.97	$9.77	$9.58	$8.35	$8.15	N/A	N/A
Accumulation units outstanding
at the end of period	-	61,665	47,077	8,836	16,173	9,360	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	$11.66	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.90	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	7,511	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector
Division636
Accumulation unit value:
Beginning of period	$5.68	$11.72	$14.44	$12.38	$11.90	$10.41	N/A	N/A
End of period	$6.62	$5.68	$11.72	$14.44	$12.38	$11.90	N/A	N/A
Accumulation units outstanding
at the end of period	87,073	38,658	16,971	6,780	29	30	N/A	N/A

JNL/MCM Global Alpha Division2175

Accumulation unit value:
Beginning of period	$10.02	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.84	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,915	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector
Division614
Accumulation unit value:
Beginning of period	$9.32	$12.35	$11.69	$11.20	$10.59	$10.35	N/A	N/A
End of period	$11.08	$9.32	$12.35	$11.69	$11.20	$10.59	N/A	N/A
Accumulation units outstanding
at the end of period	44,932	39,849	29,011	14,930	2,072	886	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Index 5 Division1362

Accumulation unit value:
Beginning of period	$6.81	$9.88	$10.28	N/A	N/A	N/A	N/A	N/A
End of period	$8.37	$6.81	$9.88	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	78,887	24,909	5,628	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division638
Accumulation unit value:
Beginning of period	$11.24	$20.04	$18.48	$14.97	$13.45	$11.24	N/A	N/A
End of period	$14.27	$11.24	$20.04	$18.48	$14.97	$13.45	N/A	N/A
Accumulation units outstanding
at the end of period	72,895	65,204	69,809	37,426	12,242	3,996	N/A	N/A

JNL/MCM JNL 5 Division709

Accumulation unit value:
Beginning of period	$7.78	$13.78	$13.83	$11.85	$10.90	$10.40	N/A	N/A
End of period	$9.49	$7.78	$13.78	$13.83	$11.85	$10.90	N/A	N/A
Accumulation units outstanding
at the end of period	1,164,459	1,318,924	1,509,332	769,913	202,746	15,926	N/A	N/A

JNL/MCM JNL Optimized
5 Division1070
Accumulation unit value:
Beginning of period	$6.33	$11.95	$10.71	$9.75	N/A	N/A	N/A	N/A
End of period	$8.56	$6.33	$11.95	$10.71	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	162,004	152,092	81,961	6,041	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Nasdaq 25 Division1450

Accumulation unit value:
Beginning of period	$7.28	$12.67	$12.28	N/A	N/A	N/A	N/A	N/A
End of period	$9.59	$7.28	$12.67	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	40,683	24,199	15,214	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division1376
Accumulation unit value:
Beginning of period	$6.13	$11.54	$10.16	N/A	N/A	N/A	N/A	N/A
End of period	$8.19	$6.13	$11.54	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	100,196	38,608	9,982	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector
Division714
Accumulation unit value:
Beginning of period	$22.13	$36.24	$27.27	$22.98	$17.09	$17.52	N/A	N/A
End of period	$26.10	$22.13	$36.24	$27.27	$22.98	$17.09	N/A	N/A
Accumulation units outstanding
at the end of period	60,973	57,258	37,014	15,145	5,274	4	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	$9.70	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.66	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	9,442	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 24 Division1450

Accumulation unit value:
Beginning of period	$7.11	$10.76	$10.95	N/A	N/A	N/A	N/A	N/A
End of period	$8.30	$7.11	$10.76	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,940	3,643	2,924	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap
Index Division637
Accumulation unit value:
Beginning of period	$9.76	$15.92	$15.09	$14.00	$12.72	$10.82	N/A	N/A
End of period	$13.24	$9.76	$15.92	$15.09	$14.00	$12.72	N/A	N/A
Accumulation units outstanding
at the end of period	59,115	42,506	44,530	20,860	9,165	5,462	N/A	N/A

JNL/MCM S&P 500 Index Division584

Accumulation unit value:
Beginning of period	$7.61	$12.42	$12.06	$10.66	$10.40	$9.42	N/A	N/A
End of period	$9.42	$7.61	$12.42	$12.06	$10.66	$10.40	N/A	N/A
Accumulation units outstanding
at the end of period	247,571	126,337	93,701	62,638	39,047	23,079	N/A	N/A

JNL/MCM S&P SMid 60 Division1306

Accumulation unit value:
Beginning of period	$6.05	$8.82	$10.18	N/A	N/A	N/A	N/A	N/A
End of period	$9.60	$6.05	$8.82	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	46,563	22,328	6,711	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Select Small-Cap
Division1224
Accumulation unit value:
Beginning of period	$10.79	$18.33	$20.50	N/A	N/A	N/A	N/A	N/A
End of period	$11.12	$10.79	$18.33	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	17,045	19,705	13,056	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index
Division636
Accumulation unit value:
Beginning of period	$9.48	$14.82	$15.41	$13.35	$13.04	$10.44	N/A	N/A
End of period	$11.86	$9.48	$14.82	$15.41	$13.35	$13.04	N/A	N/A
Accumulation units outstanding
at the end of period	59,664	28,301	25,336	21,295	8,101	4,074	N/A	N/A

JNL/MCM Technology Sector
Division636
Accumulation unit value:
Beginning of period	$3.80	$6.84	$6.08	$5.66	$5.62	$4.79	N/A	N/A
End of period	$6.12	$3.80	$6.84	$6.08	$5.66	$5.62	N/A	N/A
Accumulation units outstanding
at the end of period	217,390	27,931	27,201	9,791	159	160	N/A	N/A

JNL/MCM Value Line 30
Division1450
Accumulation unit value:
Beginning of period	$9.15	$17.71	$17.81	N/A	N/A	N/A	N/A	N/A
End of period	$10.31	$9.15	$17.71	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	175,707	151,216	140,356	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM VIP Division752

Accumulation unit value:
Beginning of period	$8.05	$14.32	$13.16	$11.94	$10.52	N/A	N/A	N/A
End of period	$9.80	$8.05	$14.32	$13.16	$11.94	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	103,483	97,754	101,381	93,462	3,603	N/A	N/A	N/A

JNL/Oppenheimer Global
Growth Division591
Accumulation unit value:
Beginning of period	$8.51	$14.65	$14.03	$12.21	$10.92	$9.75	N/A	N/A
End of period	$11.66	$8.51	$14.65	$14.03	$12.21	$10.92	N/A	N/A
Accumulation units outstanding
at the end of period	51,835	35,720	34,841	29,181	8,805	3,244	N/A	N/A

JNL/PAM Asia ex-Japan
Division1777
Accumulation unit value:
Beginning of period	$4.80	$8.77	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.00	$4.80	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	12,530	653	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division1777

Accumulation unit value:
Beginning of period	$4.15	$7.76	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.43	$4.15	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	69,171	15,352	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.31	$10.90	$10.03	N/A	N/A	N/A	N/A	N/A
End of period	$11.88	$10.31	$10.90	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	301,999	316,233	26,173	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return
Bond Division614
Accumulation unit value:
Beginning of period	$14.60	$14.80	$13.92	$13.69	$13.62	$13.26	N/A	N/A
End of period	$16.56	$14.60	$14.80	$13.92	$13.69	$13.62	N/A	N/A
Accumulation units outstanding
at the end of period	319,652	152,299	89,752	70,873	98,419	11,878	N/A	N/A

JNL/PPM America Core
Equity Division945
Accumulation unit value:
Beginning of period	$12.39	$21.20	$23.27	$20.82	$19.98	N/A	N/A	N/A
End of period	$15.40	$12.39	$21.20	$23.27	$20.82	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	5,165	4,547	4,103	82	N/A	N/A	N/A

JNL/PPM America High
Yield Bond Division674
Accumulation unit value:
Beginning of period	$9.15	$13.44	$13.84	$12.74	$12.76	$12.41	N/A	N/A
End of period	$13.15	$9.15	$13.44	$13.84	$12.74	$12.76	N/A	N/A
Accumulation units outstanding
at the end of period	57,603	40,952	103,592	97,662	9,260	86,201	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Mid
Cap Value Division1862
Accumulation unit value:
Beginning of period	$5.62	$9.42	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.14	$5.62	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	9,173	5,444	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small
Cap Value Division1784
Accumulation unit value:
Beginning of period	$6.23	$10.27	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.20	$6.23	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	10,870	2,000	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division672
Accumulation unit value:
Beginning of period	$10.53	$20.31	$21.91	$19.73	$19.13	$17.65	N/A	N/A
End of period	$14.96	$10.53	$20.31	$21.91	$19.73	$19.13	N/A	N/A
Accumulation units outstanding
at the end of period	8,458	1,968	1,498	-	85	58	N/A	N/A

JNL/Red Rocks Listed
Private Equity Division1922
Accumulation unit value:
Beginning of period	$5.92	$7.41	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.16	$5.92	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	9,212	1,262	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$6.66	$9.85	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.28	$6.66	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	330,064	103,552	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive
Advantage Division1458
Accumulation unit value:
Beginning of period	$6.88	$9.91	$10.11	N/A	N/A	N/A	N/A	N/A
End of period	$9.74	$6.88	$9.91	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	182,128	65,492	67,341	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	$6.25	$10.47	$10.47	N/A	N/A	N/A	N/A	N/A
End of period	$7.70	$6.25	$10.47	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	18,070	2,591	5,515	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	$7.59	$10.52	$10.69	N/A	N/A	N/A	N/A	N/A
End of period	$8.85	$7.59	$10.52	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	31,390	9,151	2,409	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	$6.72	$10.49	$10.69	N/A	N/A	N/A	N/A	N/A
End of period	$8.11	$6.72	$10.49	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	135,300	20,874	15,509	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	$7.10	$8.80	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.62	$7.10	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	21,988	7,577	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	$6.24	$8.74	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.63	$6.24	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,776	843	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division598
Accumulation unit value:
Beginning of period	$9.59	$16.05	$14.97	$13.18	$12.37	$11.25	N/A	N/A
End of period	$12.35	$9.59	$16.05	$14.97	$13.18	$12.37	N/A	N/A
Accumulation units outstanding
at the end of period	115,938	88,288	79,483	58,227	35,091	71,334	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Conservative
Division716
Accumulation unit value:
Beginning of period	$9.85	$11.62	$11.13	$10.50	$10.31	$10.20	N/A	N/A
End of period	$10.98	$9.85	$11.62	$11.13	$10.50	$10.31	N/A	N/A
Accumulation units outstanding
at the end of period	276,765	263,307	207,022	29,999	4,887	1,014	N/A	N/A

JNL/S&P Managed Growth
Division584
Accumulation unit value:
Beginning of period	$10.11	$15.92	$14.91	$13.29	$12.59	$11.30	N/A	N/A
End of period	$12.72	$10.11	$15.92	$14.91	$13.29	$12.59	N/A	N/A
Accumulation units outstanding
at the end of period	427,055	330,109	370,232	330,784	85,610	59,686	N/A	N/A

JNL/S&P Managed Moderate
Division679
Accumulation unit value:
Beginning of period	$9.62	$12.43	$11.74	$10.83	$10.50	$9.96	N/A	N/A
End of period	$11.21	$9.62	$12.43	$11.74	$10.83	$10.50	N/A	N/A
Accumulation units outstanding
at the end of period	616,769	388,190	316,411	161,328	79,016	2,142	N/A	N/A

JNL/S&P Managed Moderate
Growth Division591
Accumulation unit value:
Beginning of period	$10.70	$15.03	$14.08	$12.77	$12.22	$11.42	N/A	N/A
End of period	$12.98	$10.70	$15.03	$14.08	$12.77	$12.22	N/A	N/A
Accumulation units outstanding
at the end of period	876,690	699,206	790,620	409,144	93,449	8,634	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2015
Division1010
Accumulation unit value:
Beginning of period	$7.97	$11.61	$10.82	$9.96	N/A	N/A	N/A	N/A
End of period	$9.37	$7.97	$11.61	$10.82	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	27,976	7,703	728	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020
Division1108
Accumulation unit value:
Beginning of period	$7.71	$11.77	$10.94	$9.96	N/A	N/A	N/A	N/A
End of period	$9.18	$7.71	$11.77	$10.94	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	28,134	28,685	19,946	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025
Division1181
Accumulation unit value:
Beginning of period	$7.53	$11.91	$11.01	$10.62	N/A	N/A	N/A	N/A
End of period	$9.06	$7.53	$11.91	$11.01	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	426	487	-	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income
Division1074
Accumulation unit value:
Beginning of period	$8.92	$11.09	$10.56	$9.93	N/A	N/A	N/A	N/A
End of period	$10.01	$8.92	$11.09	$10.56	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	54,321	34,386	17,377	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	$6.36	$9.68	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.93	$6.36	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,012	2,566	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division584

Accumulation unit value:
Beginning of period	$21.11	$27.11	$25.67	$22.99	$22.22	$20.19	N/A	N/A
End of period	$24.83	$21.11	$27.11	$25.67	$22.99	$22.22	N/A	N/A
Accumulation units outstanding
at the end of period	100,585	85,319	74,811	36,045	27,471	13,905	N/A	N/A

JNL/Select Money Market
Division591
Accumulation unit value:
Beginning of period	$12.64	$12.59	$12.24	$11.92	$11.81	$11.86	N/A	N/A
End of period	$12.44	$12.64	$12.59	$12.24	$11.92	$11.81	N/A	N/A
Accumulation units outstanding
at the end of period	92,492	170,414	207,073	146,128	6,189	3,533	N/A	N/A

JNL/Select Value Division620

Accumulation unit value:
Beginning of period	$14.28	$21.81	$20.59	$17.33	$16.31	$14.69	N/A	N/A
End of period	$17.40	$14.28	$21.81	$20.59	$17.33	$16.31	N/A	N/A
Accumulation units outstanding
at the end of period	62,400	60,946	77,164	28,299	2,362	3,085	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established
Growth Division591
Accumulation unit value:
Beginning of period	$17.35	$30.91	$28.57	$25.58	$24.54	$23.15	N/A	N/A
End of period	$24.47	$17.35	$30.91	$28.57	$25.58	$24.54	N/A	N/A
Accumulation units outstanding
at the end of period	62,277	33,637	27,003	14,477	5,084	2,454	N/A	N/A

JNL/T.Rowe Price Mid-Cap
Growth Division593
Accumulation unit value:
Beginning of period	$25.51	$43.75	$38.00	$36.21	$32.30	$28.89	N/A	N/A
End of period	$36.80	$25.51	$43.75	$38.00	$36.21	$32.30	N/A	N/A
Accumulation units outstanding
at the end of period	57,244	32,183	25,979	12,691	1,832	2,307	N/A	N/A

JNL/T.Rowe Price Short-Term
Bond Division1203
Accumulation unit value:
Beginning of period	$9.69	$10.49	$10.19	$10.18	N/A	N/A	N/A	N/A
End of period	$10.25	$9.69	$10.49	$10.19	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	52,460	45,915	27,824	366	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value
Division591
Accumulation unit value:
Beginning of period	$9.02	$15.42	$15.56	$13.20	$12.65	$11.66	N/A	N/A
End of period	$12.14	$9.02	$15.42	$15.56	$13.20	$12.65	N/A	N/A
Accumulation units outstanding
at the end of period	56,131	52,971	46,793	33,416	19,706	18,685	N/A	N/A

Accumulation Unit Values
Base Contract with $1 Million Premium Administrative Fee Waiver - 1.20%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt
20 Division2156
Accumulation unit value:
Beginning of period	$12.11	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.62	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	16,572	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt
50 Division2185
Accumulation unit value:
Beginning of period	$13.27	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.45	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	13,640	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM International
Growth Division
Accumulation unit value:
Beginning of period	$11.52	$17.90	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.60	$11.52	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	12,956	14,364	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM Large Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	$6.72	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.77	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	8,984	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division
Accumulation unit value:
Beginning of period	$18.02	$28.68	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$24.01	$18.02	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	10,668	8,963	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	$6.62	$13.31	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.81	$6.62	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	17,417	19,309	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	$6.60	$9.74	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.15	$6.60	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	23,805	26,391	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division
Accumulation unit value:
Beginning of period	$9.52	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.99	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	20,998	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	$6.08	$9.22	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.61	$6.08	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	4,863	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division
Accumulation unit value:
Beginning of period	$19.79	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$22.26	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	15,798	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division
Accumulation unit value:
Beginning of period	$10.65	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.86	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,667	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division
Accumulation unit value:
Beginning of period	$9.83	$15.92	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.65	$9.83	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	17,493	16,150	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division
Accumulation unit value:
Beginning of period	$18.14	$17.23	$16.95	N/A	N/A	N/A	N/A	N/A
End of period	$18.58	$18.14	$17.23	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	7,522	2,514	888	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division
Accumulation unit value:
Beginning of period	$11.56	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.89	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,217	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Small Cap
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division980

Accumulation unit value:
Beginning of period	$12.41	$12.12	$11.52	$11.25	$11.27	N/A	N/A	N/A
End of period	$12.97	$12.41	$12.12	$11.52	$11.25	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	20,112	23,398	2,000	951	1,013	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands
Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P
500 Stock Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	$6.02	$10.96	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.05	$6.02	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	8,095	8,753	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division980
Accumulation unit value:
Beginning of period	$11.69	$20.73	$19.01	$15.32	$15.26	N/A	N/A	N/A
End of period	$14.93	$11.69	$20.73	$19.01	$15.32	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	9,364	11,053	4,159	803	855	N/A	N/A	N/A

JNL/MCM JNL 5 Division988

Accumulation unit value:
Beginning of period	$7.97	$14.04	$14.01	$12.30	N/A	N/A	N/A	N/A
End of period	$9.78	$7.97	$14.04	$14.01	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	171,815	160,924	246,498	254,919	N/A	N/A	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	$6.43	$10.68	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.74	$6.43	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	135,950	152,818	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	$7.46	$11.15	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.88	$7.46	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	7,000	7,569	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division

Accumulation unit value:
Beginning of period	$23.35	$38.03	$36.73	N/A	N/A	N/A	N/A	N/A
End of period	$27.70	$23.35	$38.03	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	134	180	N/A	N/A	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap
Index Division980
Accumulation unit value:
Beginning of period	$10.16	$16.47	$15.52	$14.32	$14.34	N/A	N/A	N/A
End of period	$13.86	$10.16	$16.47	$15.52	$14.32	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,285	1,537	818	871	N/A	N/A	N/A

JNL/MCM S&P 500 Index Division980

Accumulation unit value:
Beginning of period	$7.92	$12.85	$12.40	$10.91	$10.98	N/A	N/A	N/A
End of period	$9.86	$7.92	$12.85	$12.40	$10.91	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,627	1,947	1,032	1,098	N/A	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	$11.31	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.81	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	9,084	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index
Division980
Accumulation unit value:
Beginning of period	$9.86	$15.33	$15.85	$13.66	$13.71	N/A	N/A	N/A
End of period	$12.41	$9.86	$15.33	$15.85	$13.66	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	891	998	850	906	N/A	N/A	N/A

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30
Division1459
Accumulation unit value:
Beginning of period	$9.37	$18.04	$17.97	N/A	N/A	N/A	N/A	N/A
End of period	$10.62	$9.37	$18.04	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	10,492	11,344	4,356	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global
Growth Division
Accumulation unit value:
Beginning of period	$12.61	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.54	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	8,051	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$12.22	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.08	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	8,885	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return
Bond Division
Accumulation unit value:
Beginning of period	$15.53	$15.65	$15.15	N/A	N/A	N/A	N/A	N/A
End of period	$17.71	$15.53	$15.65	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	36,669	2,769	986	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Core
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High
Yield Bond Division
Accumulation unit value:
Beginning of period	$13.59	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.06	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	11,697	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$9.52	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.39	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	21,437	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Conservative
Division
Accumulation unit value:
Beginning of period	$11.39	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.32	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	124,989	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	$13.39	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.60	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	13,512	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	$27.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$26.99	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	8,226	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	$13.66	$13.53	$13.49	N/A	N/A	N/A	N/A	N/A
End of period	$13.52	$13.66	$13.53	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	10,139	10,963	88,084	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division

Accumulation unit value:
Beginning of period	$18.22	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.13	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,571	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established
Growth Division
Accumulation unit value:
Beginning of period	$26.13	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$26.97	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,308	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Mid-Cap
Growth Division
Accumulation unit value:
Beginning of period	$39.40	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$40.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,123	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Short-Term
Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Base Contract - 1.25%
(Contracts issued between September 22, 2003 and May 2, 2004)

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt
65 Division2121
Accumulation unit value:
Beginning of period	$13.54	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.84	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	200	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real
Estate Division1209
Accumulation unit value:
Beginning of period	$8.33	$13.12	$15.63	$15.88	N/A	N/A	N/A	N/A
End of period	$10.90	$8.33	$13.12	$15.63	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	227	228	229	10,731	N/A	N/A	N/A	N/A

JNL/AIM International
Growth Division444
Accumulation unit value:
Beginning of period	$11.45	$19.62	$18.10	$14.95	$13.68	$11.90	$11.06	N/A
End of period	$15.49	$11.45	$19.62	$18.10	$14.95	$13.68	$11.90	N/A
Accumulation units outstanding
at the end of period	1,500	1,508	1,564	1,797	1,911	1,918	-	N/A

JNL/AIM Large Cap Growth
Division432
Accumulation unit value:
Beginning of period	$8.92	$14.49	$12.68	$11.90	$11.24	$10.35	$10.02	N/A
End of period	$10.95	$8.92	$14.49	$12.68	$11.90	$11.24	$10.35	N/A
Accumulation units outstanding
at the end of period	3,550	4,810	5,457	6,500	6,561	6,276	562	N/A

JNL/AIM Small Cap Growth
Division432
Accumulation unit value:
Beginning of period	$9.50	$15.96	$14.51	$12.83	$11.99	$11.36	$11.11	N/A
End of period	$12.65	$9.50	$15.96	$14.51	$12.83	$11.99	$11.36	N/A
Accumulation units outstanding
at the end of period	7,008	6,528	10,699	14,670	15,524	14,020	4,724	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division432
Accumulation unit value:
Beginning of period	$9.22	$13.02	$12.21	$11.16	$10.27	$9.50	$9.17	N/A
End of period	$11.15	$9.22	$13.02	$12.21	$11.16	$10.27	$9.50	N/A
Accumulation units outstanding
at the end of period	6,187	6,233	6,890	11,674	12,335	11,722	1,097	N/A

JNL/Capital Guardian
Global Diversified Research Division
Accumulation unit value:
Beginning of period	$17.95	$31.60	$32.73	N/A	N/A	N/A	N/A	N/A
End of period	$24.50	$17.95	$31.60	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	146	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division504
Accumulation unit value:
Beginning of period	$17.90	$30.66	$28.29	$27.39	$26.49	$24.48	N/A	N/A
End of period	$23.83	$17.90	$30.66	$28.29	$27.39	$26.49	N/A	N/A
Accumulation units outstanding
at the end of period	635	624	821	1,888	1,044	1,072	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	$6.61	$13.73	$13.52	N/A	N/A	N/A	N/A	N/A
End of period	$9.79	$6.61	$13.73	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,623	1,123	2,778	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	$6.60	$9.97	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.14	$6.60	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	394	397	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division438

Accumulation unit value:
Beginning of period	$11.79	$19.58	$19.71	$17.77	$17.40	$16.57	$15.32	N/A
End of period	$15.58	$11.79	$19.58	$19.71	$17.77	$17.40	$16.57	N/A
Accumulation units outstanding
at the end of period	1,957	2,516	2,793	2,713	2,770	2,772	2,322	N/A

JNL/Eagle SmallCap Equity
Division441
Accumulation unit value:
Beginning of period	$16.06	$26.34	$23.80	$20.07	$19.82	$16.89	$16.00	N/A
End of period	$21.48	$16.06	$26.34	$23.80	$20.07	$19.82	$16.89	N/A
Accumulation units outstanding
at the end of period	2,010	1,887	8,229	6,511	7,384	7,002	614	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	$6.29	$9.97	$10.49	N/A	N/A	N/A	N/A	N/A
End of period	$8.08	$6.29	$9.97	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,627	12,569	12,589	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	$5.83	$9.94	$10.78	N/A	N/A	N/A	N/A	N/A
End of period	$7.53	$5.83	$9.94	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	25,313	29,541	26,158	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division1205
Accumulation unit value:
Beginning of period	$7.60	$10.95	$10.89	$10.79	N/A	N/A	N/A	N/A
End of period	$9.97	$7.60	$10.95	$10.89	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	27,387	26,651	25,051	4,798	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	$6.07	$9.90	$10.11	N/A	N/A	N/A	N/A	N/A
End of period	$7.60	$6.07	$9.90	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	25,538	30,462	26,310	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division438
Accumulation unit value:
Beginning of period	$19.60	$20.93	$19.80	$19.16	$18.90	$17.90	$17.53	N/A
End of period	$22.09	$19.60	$20.93	$19.80	$19.16	$18.90	$17.90	N/A
Accumulation units outstanding
at the end of period	2,025	4,800	4,154	4,270	4,298	4,203	821	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division456
Accumulation unit value:
Beginning of period	$9.78	$17.84	$16.14	$12.38	$10.57	$8.74	$7.92	N/A
End of period	$12.57	$9.78	$17.84	$16.14	$12.38	$10.57	$8.74	N/A
Accumulation units outstanding
at the end of period	6,329	3,546	19,458	18,044	11,077	10,074	470	N/A

JNL/JPMorgan MidCap
Growth Division441
Accumulation unit value:
Beginning of period	$14.47	$26.37	$24.73	$22.35	$21.31	$18.29	$17.30	N/A
End of period	$20.42	$14.47	$26.37	$24.73	$22.35	$21.31	$18.29	N/A
Accumulation units outstanding
at the end of period	5,231	5,011	6,702	5,245	5,153	4,767	3,205	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division438
Accumulation unit value:
Beginning of period	$18.01	$17.12	$16.30	$15.98	$15.81	$15.42	$15.27	N/A
End of period	$18.45	$18.01	$17.12	$16.30	$15.98	$15.81	$15.42	N/A
Accumulation units outstanding
at the end of period	2,754	5,695	2,124	2,052	1,959	4,708	503	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division
Accumulation unit value:
Beginning of period	$7.00	$14.19	$14.24	N/A	N/A	N/A	N/A	N/A
End of period	$11.87	$7.00	$14.19	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,218	-	2,171	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity
Division448
Accumulation unit value:
Beginning of period	$12.28	$20.37	$21.18	$18.72	$17.42	$14.14	$13.52	N/A
End of period	$16.94	$12.28	$20.37	$21.18	$18.72	$17.42	$14.14	N/A
Accumulation units outstanding
at the end of period	4,634	5,094	7,370	5,499	5,526	7,469	394	N/A

JNL/Lazard Small Cap
Equity Division448
Accumulation unit value:
Beginning of period	$9.84	$16.22	$17.63	$15.28	$14.79	$12.98	$12.38	N/A
End of period	$9.29	$9.84	$16.22	$17.63	$15.28	$14.79	$12.98	N/A
Accumulation units outstanding
at the end of period	-	4,482	4,304	3,982	4,523	7,283	431	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division1426
Accumulation unit value:
Beginning of period	$6.19	$9.84	$10.39	N/A	N/A	N/A	N/A	N/A
End of period	$7.62	$6.19	$9.84	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,605	10,870	10,879	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1059

Accumulation unit value:
Beginning of period	$7.90	$12.35	$12.87	$12.28	N/A	N/A	N/A	N/A
End of period	$11.93	$7.90	$12.35	$12.87	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	7,660	9,090	7,456	8,708	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division520

Accumulation unit value:
Beginning of period	$12.37	$12.08	$11.49	$11.23	$11.16	$11.02	N/A	N/A
End of period	$12.92	$12.37	$12.08	$11.49	$11.23	$11.16	N/A	N/A
Accumulation units outstanding
at the end of period	12,325	11,299	8,529	8,205	7,729	6,744	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division475
Accumulation unit value:
Beginning of period	$3.79	$6.36	$6.17	$4.59	$4.60	$3.96	$3.71	N/A
End of period	$4.70	$3.79	$6.36	$6.17	$4.59	$4.60	$3.96	N/A
Accumulation units outstanding
at the end of period	894	636	518	17,153	17,690	14,828	-	N/A

JNL/MCM Consumer Brands
Sector Division475
Accumulation unit value:
Beginning of period	$7.34	$10.81	$11.89	$10.61	$11.01	$10.13	$9.94	N/A
End of period	$9.65	$7.34	$10.81	$11.89	$10.61	$11.01	$10.13	N/A
Accumulation units outstanding
at the end of period	418	282	204	137	135	73	-	N/A

JNL/MCM Dow Dividend Division1450

Accumulation unit value:
Beginning of period	$5.27	$10.53	$11.17	N/A	N/A	N/A	N/A	N/A
End of period	$6.25	$5.27	$10.53	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	298	300	341	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P
500 Stock Index Division432
Accumulation unit value:
Beginning of period	$6.28	$10.22	$9.97	$8.64	$8.39	$7.64	$7.13	N/A
End of period	$5.85	$6.28	$10.22	$9.97	$8.64	$8.39	$7.64	N/A
Accumulation units outstanding
at the end of period	-	11,194	11,849	10,895	10,562	10,606	6,601	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	$10.44	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.98	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	755	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector
Division475
Accumulation unit value:
Beginning of period	$5.99	$12.30	$15.07	$12.85	$12.27	$10.94	$10.69	N/A
End of period	$7.02	$5.99	$12.30	$15.07	$12.85	$12.27	$10.94	N/A
Accumulation units outstanding
at the end of period	596	1,986	328	273	272	216	-	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector
Division475
Accumulation unit value:
Beginning of period	$9.79	$12.91	$12.16	$11.58	$10.90	$10.66	$10.43	N/A
End of period	$11.70	$9.79	$12.91	$12.16	$11.58	$10.90	$10.66	N/A
Accumulation units outstanding
at the end of period	1,144	1,705	771	1,234	1,326	1,203	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division500
Accumulation unit value:
Beginning of period	$11.65	$20.67	$18.96	$15.29	$13.66	$12.08	N/A	N/A
End of period	$14.87	$11.65	$20.67	$18.96	$15.29	$13.66	N/A	N/A
Accumulation units outstanding
at the end of period	9,731	8,611	11,879	10,174	10,151	9,958	N/A	N/A

JNL/MCM JNL 5 Division729

Accumulation unit value:
Beginning of period	$7.96	$14.02	$14.00	$11.93	$10.91	$10.76	N/A	N/A
End of period	$9.75	$7.96	$14.02	$14.00	$11.93	$10.91	N/A	N/A
Accumulation units outstanding
at the end of period	76,635	97,788	117,420	100,595	14,880	1,382	N/A	N/A

JNL/MCM JNL Optimized
5 Division1064
Accumulation unit value:
Beginning of period	$6.42	$12.05	$10.74	$10.11	N/A	N/A	N/A	N/A
End of period	$8.73	$6.42	$12.05	$10.74	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	696	698	10,903	685	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Nasdaq 25 Division1450

Accumulation unit value:
Beginning of period	$7.44	$12.89	$12.49	N/A	N/A	N/A	N/A	N/A
End of period	$9.86	$7.44	$12.89	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	640	640	640	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division
Accumulation unit value:
Beginning of period	$9.18	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.31	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	147	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector
Division475
Accumulation unit value:
Beginning of period	$23.23	$37.86	$28.34	$23.76	$17.59	$13.36	$12.68	N/A
End of period	$27.55	$23.23	$37.86	$28.34	$23.76	$17.59	$13.36	N/A
Accumulation units outstanding
at the end of period	1,779	1,823	4,660	1,177	915	52	-	N/A
JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	$11.02	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.74	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	715	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap
Index Division446
Accumulation unit value:
Beginning of period	$10.12	$16.43	$15.48	$14.29	$12.92	$11.30	$10.90	N/A
End of period	$13.80	$10.12	$16.43	$15.48	$14.29	$12.92	$11.30	N/A
Accumulation units outstanding
at the end of period	17,357	16,908	13,072	17,595	27,280	31,420	17,880	N/A

JNL/MCM S&P 500 Index Division449

Accumulation unit value:
Beginning of period	$7.89	$12.81	$12.37	$10.88	$10.56	$9.71	$9.24	N/A
End of period	$9.82	$7.89	$12.81	$12.37	$10.88	$10.56	$9.71	N/A
Accumulation units outstanding
at the end of period	42,150	31,779	24,319	35,752	37,819	34,429	7,362	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	$8.05	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.74	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	15,329	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Select Small-Cap
Division1224
Accumulation unit value:
Beginning of period	$11.34	$19.16	$21.32	N/A	N/A	N/A	N/A	N/A
End of period	$11.75	$11.34	$19.16	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,665	5,031	3,973	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index
Division432
Accumulation unit value:
Beginning of period	$9.82	$15.29	$15.82	$13.63	$13.24	$11.42	$10.92	N/A
End of period	$12.36	$9.82	$15.29	$15.82	$13.63	$13.24	$11.42	N/A
Accumulation units outstanding
at the end of period	22,056	17,628	13,632	18,410	18,260	20,116	7,375	N/A

JNL/MCM Technology Sector
Division475
Accumulation unit value:
Beginning of period	$4.00	$7.16	$6.33	$5.86	$5.79	$5.80	$5.75	N/A
End of period	$6.47	$4.00	$7.16	$6.33	$5.86	$5.79	$5.80	N/A
Accumulation units outstanding
at the end of period	14,265	1,668	1,670	1,630	1,474	1,349	-	N/A

JNL/MCM Value Line 30
Division1450
Accumulation unit value:
Beginning of period	$9.35	$18.02	$18.10	N/A	N/A	N/A	N/A	N/A
End of period	$10.59	$9.35	$18.02	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,276	4,667	4,575	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM VIP Division732

Accumulation unit value:
Beginning of period	$8.23	$14.56	$13.31	$12.02	$11.08	$11.07	N/A	N/A
End of period	$10.07	$8.23	$14.56	$13.31	$12.02	$11.08	N/A	N/A
Accumulation units outstanding
at the end of period	1,779	1,448	1,448	1,448	1,481	1,175	N/A	N/A

JNL/Oppenheimer Global
Growth Division432
Accumulation unit value:
Beginning of period	$9.07	$15.53	$14.79	$12.81	$11.40	$9.79	$9.11	N/A
End of period	$12.49	$9.07	$15.53	$14.79	$12.81	$11.40	$9.79	N/A
Accumulation units outstanding
at the end of period	9,467	11,276	15,378	14,433	13,484	11,794	3,436	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	$7.93	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.08	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,434	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	$6.69	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.51	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	14,293	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.42	$11.10	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.06	$10.42	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	13,270	13,825	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return
Bond Division432
Accumulation unit value:
Beginning of period	$15.44	$15.58	$14.57	$14.26	$14.11	$13.68	$13.53	N/A
End of period	$17.61	$15.44	$15.58	$14.57	$14.26	$14.11	$13.68	N/A
Accumulation units outstanding
at the end of period	11,926	11,758	11,181	23,097	23,429	30,794	8,106	N/A

JNL/PPM America Core
Equity Division448
Accumulation unit value:
Beginning of period	$13.30	$22.64	$24.72	$22.00	$20.49	$18.35	$17.43	N/A
End of period	$16.59	$13.30	$22.64	$24.72	$22.00	$20.49	$18.35	N/A
Accumulation units outstanding
at the end of period	-	254	451	467	468	469	257	N/A

JNL/PPM America High
Yield Bond Division674
Accumulation unit value:
Beginning of period	$9.68	$14.15	$14.49	$13.27	$13.22	$12.84	N/A	N/A
End of period	$13.98	$9.68	$14.15	$14.49	$13.27	$13.22	N/A	N/A
Accumulation units outstanding
at the end of period	6,668	7,511	7,542	9,353	11,022	12,508	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division474
Accumulation unit value:
Beginning of period	$11.31	$21.70	$23.28	$20.86	$20.13	$18.55	$17.89	N/A
End of period	$16.15	$11.31	$21.70	$23.28	$20.86	$20.13	$18.55	N/A
Accumulation units outstanding
at the end of period	700	701	700	4,395	4,415	4,501	1	N/A

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$6.70	$9.63	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.38	$6.70	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	7,184	1,643	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive
Advantage Division1458
Accumulation unit value:
Beginning of period	$6.91	$9.92	$10.11	N/A	N/A	N/A	N/A	N/A
End of period	$9.85	$6.91	$9.92	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,123	12,575	12,587	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division440
Accumulation unit value:
Beginning of period	$10.15	$16.88	$15.66	$13.72	$12.81	$11.52	$10.72	N/A
End of period	$13.13	$10.15	$16.88	$15.66	$13.72	$12.81	$11.52	N/A
Accumulation units outstanding
at the end of period	85,407	87,074	76,685	85,047	84,981	77,962	2,634	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Conservative
Division
Accumulation unit value:
Beginning of period	$10.07	$11.82	$11.47	N/A	N/A	N/A	N/A	N/A
End of period	$11.29	$10.07	$11.82	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	29,887	9,079	8,873	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth
Division442
Accumulation unit value:
Beginning of period	$10.69	$16.75	$15.60	$13.84	$13.04	$11.85	$11.29	N/A
End of period	$13.52	$10.69	$16.75	$15.60	$13.84	$13.04	$11.85	N/A
Accumulation units outstanding
at the end of period	100,405	110,950	111,553	116,132	118,900	115,884	21,954	N/A

JNL/S&P Managed Moderate
Division919
Accumulation unit value:
Beginning of period	$9.83	$12.64	$11.88	$10.90	$10.67	N/A	N/A	N/A
End of period	$11.52	$9.83	$12.64	$11.88	$10.90	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	7,198	7,239	-	2,050	2,409	N/A	N/A	N/A

JNL/S&P Managed Moderate
Growth Division435
Accumulation unit value:
Beginning of period	$11.39	$15.91	$14.83	$13.38	$12.73	$11.77	$11.22	N/A
End of period	$13.89	$11.39	$15.91	$14.83	$13.38	$12.73	$11.77	N/A
Accumulation units outstanding
at the end of period	65,414	96,825	91,329	112,529	84,842	85,510	3,946	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division448

Accumulation unit value:
Beginning of period	$22.67	$28.95	$27.27	$24.30	$23.36	$21.34	$20.39	N/A
End of period	$26.79	$22.67	$28.95	$27.27	$24.30	$23.36	$21.34	N/A
Accumulation units outstanding
at the end of period	4,746	5,312	3,653	4,578	4,661	4,716	1,449	N/A

JNL/Select Money Market
Division429
Accumulation unit value:
Beginning of period	$13.57	$13.45	$13.00	$12.59	$12.41	$12.47	$12.50	N/A
End of period	$13.42	$13.57	$13.45	$13.00	$12.59	$12.41	$12.47	N/A
Accumulation units outstanding
at the end of period	16,163	11,092	34,347	2,891	-	2,108	-	N/A

JNL/Select Value Division438

Accumulation unit value:
Beginning of period	$14.76	$22.42	$21.05	$17.63	$16.50	$14.56	$13.14	N/A
End of period	$18.07	$14.76	$22.42	$21.05	$17.63	$16.50	$14.56	N/A
Accumulation units outstanding
at the end of period	4,207	5,739	7,965	7,791	6,960	6,811	1,331	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established
Growth Division448
Accumulation unit value:
Beginning of period	$18.89	$33.47	$30.78	$27.41	$26.16	$24.11	$22.70	N/A
End of period	$26.77	$18.89	$33.47	$30.78	$27.41	$26.16	$24.11	N/A
Accumulation units outstanding
at the end of period	9,345	9,551	9,041	6,904	6,950	6,905	952	N/A

JNL/T.Rowe Price Mid-Cap
Growth Division438
Accumulation unit value:
Beginning of period	$27.39	$46.72	$40.37	$38.27	$33.96	$29.14	$27.13	N/A
End of period	$39.72	$27.39	$46.72	$40.37	$38.27	$33.96	$29.14	N/A
Accumulation units outstanding
at the end of period	7,677	6,770	9,320	7,510	10,985	11,579	8,273	N/A

JNL/T.Rowe Price Short-Term
Bond Division
Accumulation unit value:
Beginning of period	$9.83	$10.69	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.45	$9.83	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,593	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value
Division448
Accumulation unit value:
Beginning of period	$9.69	$16.47	$16.54	$13.96	$13.31	$11.70	$10.91	N/A
End of period	$13.11	$9.69	$16.47	$16.54	$13.96	$13.31	$11.70	N/A
Accumulation units outstanding
at the end of period	15,792	18,027	18,896	24,061	24,287	24,428	5,360	N/A

Accumulation Unit Values
Base Contract - 1.35%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt
20 Division2126
Accumulation unit value:
Beginning of period	$12.20	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.60	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	89,676	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt
35 Division2126
Accumulation unit value:
Beginning of period	$12.66	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.11	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	147,036	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt
50 Division2131
Accumulation unit value:
Beginning of period	$13.02	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.44	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	331,167	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt
65 Division2127
Accumulation unit value:
Beginning of period	$13.27	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.83	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	102,709	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real
Estate Division845
Accumulation unit value:
Beginning of period	$8.30	$13.08	$15.60	$11.60	$10.64	N/A	N/A	N/A
End of period	$10.85	$8.30	$13.08	$15.60	$11.60	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	197,005	118,342	122,558	123,082	9,353	N/A	N/A	N/A

JNL/AIM International
Growth Division739
Accumulation unit value:
Beginning of period	$11.29	$19.38	$17.89	$14.79	$13.27	N/A	N/A	N/A
End of period	$15.26	$11.29	$19.38	$17.89	$14.79	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	296,023	201,535	183,115	95,799	8,517	N/A	N/A	N/A

JNL/AIM Large Cap Growth
Division590
Accumulation unit value:
Beginning of period	$8.86	$14.40	$12.61	$11.85	$11.20	$10.69	N/A	N/A
End of period	$10.86	$8.86	$14.40	$12.61	$11.85	$11.20	N/A	N/A
Accumulation units outstanding
at the end of period	239,620	95,372	45,645	27,271	10,221	1,718	N/A	N/A

JNL/AIM Small Cap Growth
Division637
Accumulation unit value:
Beginning of period	$9.43	$15.86	$14.44	$12.78	$11.95	$10.00	N/A	N/A
End of period	$12.54	$9.43	$15.86	$14.44	$12.78	$11.95	N/A	N/A
Accumulation units outstanding
at the end of period	120,073	19,102	10,108	6,514	2,895	1,236	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division590
Accumulation unit value:
Beginning of period	$9.14	$12.92	$12.13	$11.10	$10.22	$9.44	N/A	N/A
End of period	$11.05	$9.14	$12.92	$12.13	$11.10	$10.22	N/A	N/A
Accumulation units outstanding
at the end of period	294,195	223,733	119,377	42,051	11,874	6,146	N/A	N/A

JNL/Capital Guardian
Global Diversified Research Division650
Accumulation unit value:
Beginning of period	$17.71	$31.20	$26.21	$23.45	$23.32	$20.12	N/A	N/A
End of period	$24.15	$17.71	$31.20	$26.21	$23.45	$23.32	N/A	N/A
Accumulation units outstanding
at the end of period	72,316	26,334	12,269	2,923	792	199	N/A	N/A

JNL/Capital Guardian
International Small Cap Division1454
Accumulation unit value:
Beginning of period	$4.48	$9.86	$10.08	N/A	N/A	N/A	N/A	N/A
End of period	$6.75	$4.48	$9.86	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	198,035	36,951	5,784	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division650
Accumulation unit value:
Beginning of period	$17.66	$30.27	$27.97	$27.10	$26.24	$23.30	N/A	N/A
End of period	$23.49	$17.66	$30.27	$27.97	$27.10	$26.24	N/A	N/A
Accumulation units outstanding
at the end of period	116,239	37,743	14,021	6,826	3,535	3,041	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	$6.60	$13.72	$10.42	N/A	N/A	N/A	N/A	N/A
End of period	$9.77	$6.60	$13.72	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	746,046	382,824	155,527	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	$6.58	$10.71	$10.20	N/A	N/A	N/A	N/A	N/A
End of period	$8.11	$6.58	$10.71	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	142,069	45,970	16,384	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division590

Accumulation unit value:
Beginning of period	$11.65	$19.36	$19.51	$17.60	$17.26	$16.14	N/A	N/A
End of period	$15.38	$11.65	$19.36	$19.51	$17.60	$17.26	N/A	N/A
Accumulation units outstanding
at the end of period	51,776	12,718	9,445	5,833	5,220	4,555	N/A	N/A

JNL/Eagle SmallCap Equity
Division607
Accumulation unit value:
Beginning of period	$15.86	$26.05	$23.55	$19.88	$19.65	$17.77	N/A	N/A
End of period	$21.20	$15.86	$26.05	$23.55	$19.88	$19.65	N/A	N/A
Accumulation units outstanding
at the end of period	94,855	41,365	34,346	16,950	2,104	586	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	$6.28	$9.96	$9.98	N/A	N/A	N/A	N/A	N/A
End of period	$8.06	$6.28	$9.96	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,628,455	1,024,973	885,192	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	$5.82	$9.93	$10.03	N/A	N/A	N/A	N/A	N/A
End of period	$7.51	$5.82	$9.93	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	297,493	177,486	66,856	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division1077
Accumulation unit value:
Beginning of period	$7.58	$10.93	$10.88	$9.87	N/A	N/A	N/A	N/A
End of period	$9.94	$7.58	$10.93	$10.88	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,124,476	778,471	543,768	106,787	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	$6.06	$9.89	$10.05	N/A	N/A	N/A	N/A	N/A
End of period	$7.58	$6.06	$9.89	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	445,617	272,205	131,002	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division878
Accumulation unit value:
Beginning of period	$7.76	$11.76	$12.70	$10.93	$10.96	N/A	N/A	N/A
End of period	$10.22	$7.76	$11.76	$12.70	$10.93	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	168,718	76,650	49,413	25,548	4,109	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division590
Accumulation unit value:
Beginning of period	$19.33	$20.66	$19.58	$18.95	$18.72	$17.45	N/A	N/A
End of period	$21.77	$19.33	$20.66	$19.58	$18.95	$18.72	N/A	N/A
Accumulation units outstanding
at the end of period	166,142	96,487	84,272	58,623	17,140	3,355	N/A	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division1928
Accumulation unit value:
Beginning of period	$9.65	$9.01	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.70	$9.65	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	85,581	2,315	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division975
Accumulation unit value:
Beginning of period	$8.24	$13.07	$12.89	$11.29	$11.29	N/A	N/A	N/A
End of period	$10.79	$8.24	$13.07	$12.89	$11.29	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	169,325	58,854	42,670	21,748	1,107	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy
Division2133
Accumulation unit value:
Beginning of period	$9.94	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.37	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	128,048	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division607
Accumulation unit value:
Beginning of period	$9.68	$17.67	$16.00	$12.28	$10.50	$9.10	N/A	N/A
End of period	$12.43	$9.68	$17.67	$16.00	$12.28	$10.50	N/A	N/A
Accumulation units outstanding
at the end of period	434,455	380,394	389,997	221,547	37,157	4,225	N/A	N/A

JNL/JPMorgan MidCap
Growth Division590
Accumulation unit value:
Beginning of period	$14.27	$26.04	$24.45	$22.11	$21.11	$18.49	N/A	N/A
End of period	$20.13	$14.27	$26.04	$24.45	$22.11	$21.11	N/A	N/A
Accumulation units outstanding
at the end of period	57,715	29,551	16,438	4,121	1,225	47	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division590
Accumulation unit value:
Beginning of period	$17.77	$16.91	$16.11	$15.81	$15.66	$15.02	N/A	N/A
End of period	$18.18	$17.77	$16.91	$16.11	$15.81	$15.66	N/A	N/A
Accumulation units outstanding
at the end of period	202,217	134,319	74,863	44,132	14,995	4,864	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division1063
Accumulation unit value:
Beginning of period	$6.98	$14.16	$10.89	$9.98	N/A	N/A	N/A	N/A
End of period	$11.83	$6.98	$14.16	$10.89	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	684,418	319,183	165,365	47,506	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity
Division590
Accumulation unit value:
Beginning of period	$12.15	$20.17	$20.99	$18.57	$17.30	$15.08	N/A	N/A
End of period	$16.74	$12.15	$20.17	$20.99	$18.57	$17.30	N/A	N/A
Accumulation units outstanding
at the end of period	83,310	88,231	86,644	42,094	24,496	9,859	N/A	N/A

JNL/Lazard Small Cap
Equity Division626
Accumulation unit value:
Beginning of period	$9.73	$16.06	$17.47	$15.16	$14.68	$12.55	N/A	N/A
End of period	$9.19	$9.73	$16.06	$17.47	$15.16	$14.68	N/A	N/A
Accumulation units outstanding
at the end of period	-	73,307	66,195	28,412	13,997	4,958	N/A	N/A

JNL/M&G Global Basics
Division1924
Accumulation unit value:
Beginning of period	$8.39	$7.53	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.17	$8.39	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	13,524	175	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders
Division1936
Accumulation unit value:
Beginning of period	$8.33	$7.42	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.29	$8.33	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	8,654	20	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division1348
Accumulation unit value:
Beginning of period	$6.18	$9.83	$10.40	N/A	N/A	N/A	N/A	N/A
End of period	$7.60	$6.18	$9.83	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,334,382	832,981	153,157	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1059

Accumulation unit value:
Beginning of period	$7.82	$12.24	$12.77	$12.19	N/A	N/A	N/A	N/A
End of period	$11.80	$7.82	$12.24	$12.77	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	114,795	113,377	132,384	167,542	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division595

Accumulation unit value:
Beginning of period	$12.29	$12.01	$11.44	$11.18	$11.13	$10.71	N/A	N/A
End of period	$12.82	$12.29	$12.01	$11.44	$11.18	$11.13	N/A	N/A
Accumulation units outstanding
at the end of period	369,011	225,942	246,904	201,716	54,980	26,167	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division642
Accumulation unit value:
Beginning of period	$3.75	$6.30	$6.12	$4.56	$4.58	$4.05	N/A	N/A
End of period	$4.65	$3.75	$6.30	$6.12	$4.56	$4.58	N/A	N/A
Accumulation units outstanding
at the end of period	62,267	31,378	58,000	33,886	1,275	4,607	N/A	N/A

JNL/MCM Consumer Brands
Sector Division683
Accumulation unit value:
Beginning of period	$7.27	$10.72	$11.80	$10.54	$10.95	$9.68	N/A	N/A
End of period	$9.55	$7.27	$10.72	$11.80	$10.54	$10.95	N/A	N/A
Accumulation units outstanding
at the end of period	60,716	43,233	29,448	21,052	2,903	336	N/A	N/A

JNL/MCM Dow Dividend Division1450

Accumulation unit value:
Beginning of period	$5.25	$10.51	$11.15	N/A	N/A	N/A	N/A	N/A
End of period	$6.23	$5.25	$10.51	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	620,215	459,924	396,638	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P
500 Stock Index Division631
Accumulation unit value:
Beginning of period	$6.22	$10.13	$9.90	$8.58	$8.35	$7.57	N/A	N/A
End of period	$5.80	$6.22	$10.13	$9.90	$8.58	$8.35	N/A	N/A
Accumulation units outstanding
at the end of period	-	141,746	35,144	30,591	18,754	10,013	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM European 30 Division1936

Accumulation unit value:
Beginning of period	$8.60	$7.83	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.96	$8.60	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	20,452	135	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector
Division629
Accumulation unit value:
Beginning of period	$5.93	$12.18	$14.94	$12.76	$12.19	$10.87	N/A	N/A
End of period	$6.94	$5.93	$12.18	$14.94	$12.76	$12.19	N/A	N/A
Accumulation units outstanding
at the end of period	302,959	90,745	15,775	8,354	1,284	46	N/A	N/A

JNL/MCM Global Alpha Division2180

Accumulation unit value:
Beginning of period	$9.99	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.85	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,628	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector
Division615
Accumulation unit value:
Beginning of period	$9.70	$12.80	$12.06	$11.50	$10.84	$10.55	N/A	N/A
End of period	$11.57	$9.70	$12.80	$12.06	$11.50	$10.84	N/A	N/A
Accumulation units outstanding
at the end of period	222,216	104,976	52,323	34,319	8,408	3,991	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Index 5 Division1338

Accumulation unit value:
Beginning of period	$6.86	$9.91	$10.24	N/A	N/A	N/A	N/A	N/A
End of period	$8.47	$6.86	$9.91	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	674,802	215,398	49,352	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division595
Accumulation unit value:
Beginning of period	$11.57	$20.54	$18.87	$15.23	$13.62	$11.97	N/A	N/A
End of period	$14.76	$11.57	$20.54	$18.87	$15.23	$13.62	N/A	N/A
Accumulation units outstanding
at the end of period	570,623	377,803	361,483	220,961	60,676	32,127	N/A	N/A

JNL/MCM JNL 5 Division689

Accumulation unit value:
Beginning of period	$7.92	$13.97	$13.96	$11.91	$10.91	$9.62	N/A	N/A
End of period	$9.70	$7.92	$13.97	$13.96	$11.91	$10.91	N/A	N/A
Accumulation units outstanding
at the end of period	7,292,673	7,262,638	7,367,909	3,444,982	619,436	29,305	N/A	N/A

JNL/MCM JNL Optimized
5 Division1082
Accumulation unit value:
Beginning of period	$6.40	$12.03	$10.74	$9.54	N/A	N/A	N/A	N/A
End of period	$8.70	$6.40	$12.03	$10.74	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	909,414	677,701	284,102	87,686	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Nasdaq 25 Division1450

Accumulation unit value:
Beginning of period	$7.41	$12.85	$12.45	N/A	N/A	N/A	N/A	N/A
End of period	$9.81	$7.41	$12.85	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	100,534	76,029	98,819	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division1313
Accumulation unit value:
Beginning of period	$6.17	$11.57	$10.19	N/A	N/A	N/A	N/A	N/A
End of period	$8.29	$6.17	$11.57	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	174,802	165,463	94,144	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector
Division629
Accumulation unit value:
Beginning of period	$23.02	$37.55	$28.14	$23.61	$17.49	$15.56	N/A	N/A
End of period	$27.27	$23.02	$37.55	$28.14	$23.61	$17.49	N/A	N/A
Accumulation units outstanding
at the end of period	211,754	119,047	113,610	60,362	14,704	3,937	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	$8.74	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.72	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	25,364	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 24 Division1450

Accumulation unit value:
Beginning of period	$7.19	$10.83	$11.02	N/A	N/A	N/A	N/A	N/A
End of period	$8.43	$7.19	$10.83	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	32,446	14,059	4,807	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap
Index Division595
Accumulation unit value:
Beginning of period	$10.05	$16.33	$15.40	$14.23	$12.88	$11.74	N/A	N/A
End of period	$13.69	$10.05	$16.33	$15.40	$14.23	$12.88	N/A	N/A
Accumulation units outstanding
at the end of period	419,460	304,766	268,648	189,082	72,069	33,855	N/A	N/A

JNL/MCM S&P 500 Index Division589

Accumulation unit value:
Beginning of period	$7.84	$12.74	$12.31	$10.84	$10.53	$9.75	N/A	N/A
End of period	$9.74	$7.84	$12.74	$12.31	$10.84	$10.53	N/A	N/A
Accumulation units outstanding
at the end of period	1,152,666	524,390	479,075	330,622	107,735	88,252	N/A	N/A

JNL/MCM S&P SMid 60 Division1306

Accumulation unit value:
Beginning of period	$6.09	$8.85	$10.18	N/A	N/A	N/A	N/A	N/A
End of period	$9.71	$6.09	$8.85	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	179,302	40,035	32,812	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Select Small-Cap
Division1224
Accumulation unit value:
Beginning of period	$11.23	$18.99	$21.16	N/A	N/A	N/A	N/A	N/A
End of period	$11.62	$11.23	$18.99	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	150,847	78,588	71,839	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index
Division595
Accumulation unit value:
Beginning of period	$9.76	$15.20	$15.74	$13.58	$13.20	$11.78	N/A	N/A
End of period	$12.26	$9.76	$15.20	$15.74	$13.58	$13.20	N/A	N/A
Accumulation units outstanding
at the end of period	370,769	247,096	218,052	145,534	63,502	33,030	N/A	N/A

JNL/MCM Technology Sector
Division629
Accumulation unit value:
Beginning of period	$3.96	$7.09	$6.28	$5.82	$5.76	$5.16	N/A	N/A
End of period	$6.40	$3.96	$7.09	$6.28	$5.82	$5.76	N/A	N/A
Accumulation units outstanding
at the end of period	585,151	138,373	92,803	67,903	23,228	3,777	N/A	N/A

JNL/MCM Value Line 30
Division1450
Accumulation unit value:
Beginning of period	$9.31	$17.96	$18.04	N/A	N/A	N/A	N/A	N/A
End of period	$10.53	$9.31	$17.96	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	902,148	838,264	605,125	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM VIP Division702

Accumulation unit value:
Beginning of period	$8.19	$14.51	$13.28	$12.00	$11.08	$10.39	N/A	N/A
End of period	$10.02	$8.19	$14.51	$13.28	$12.00	$11.08	N/A	N/A
Accumulation units outstanding
at the end of period	224,402	245,193	185,544	160,140	57,915	2,420	N/A	N/A

JNL/Oppenheimer Global
Growth Division590
Accumulation unit value:
Beginning of period	$9.00	$15.43	$14.71	$12.75	$11.36	$9.85	N/A	N/A
End of period	$12.38	$9.00	$15.43	$14.71	$12.75	$11.36	N/A	N/A
Accumulation units outstanding
at the end of period	350,463	222,206	169,948	76,846	25,117	2,743	N/A	N/A

JNL/PAM Asia ex-Japan
Division1788
Accumulation unit value:
Beginning of period	$4.82	$9.40	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.07	$4.82	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	208,072	18,166	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division1779

Accumulation unit value:
Beginning of period	$4.17	$7.80	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.50	$4.17	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	454,284	51,582	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.40	$10.95	$10.02	N/A	N/A	N/A	N/A	N/A
End of period	$12.03	$10.40	$10.95	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	522,785	237,021	30,663	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return
Bond Division590
Accumulation unit value:
Beginning of period	$15.28	$15.42	$14.44	$14.15	$14.02	$13.44	N/A	N/A
End of period	$17.40	$15.28	$15.42	$14.44	$14.15	$14.02	N/A	N/A
Accumulation units outstanding
at the end of period	1,075,367	401,842	287,951	196,898	48,126	36,893	N/A	N/A

JNL/PPM America Core
Equity Division951
Accumulation unit value:
Beginning of period	$13.12	$22.36	$24.43	$21.77	$21.17	N/A	N/A	N/A
End of period	$16.36	$13.12	$22.36	$24.43	$21.77	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	9,378	10,384	6,627	4,127	N/A	N/A	N/A

JNL/PPM America High
Yield Bond Division674
Accumulation unit value:
Beginning of period	$9.57	$14.01	$14.36	$13.17	$13.13	$12.76	N/A	N/A
End of period	$13.82	$9.57	$14.01	$14.36	$13.17	$13.13	N/A	N/A
Accumulation units outstanding
at the end of period	393,506	200,216	192,181	110,839	24,498	12,377	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Mid
Cap Value Division1802
Accumulation unit value:
Beginning of period	$5.64	$10.67	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.20	$5.64	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	48,935	4,653	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small
Cap Value Division1801
Accumulation unit value:
Beginning of period	$6.25	$10.51	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.26	$6.25	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	32,592	7,238	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division590
Accumulation unit value:
Beginning of period	$11.15	$21.41	$22.99	$20.62	$19.92	$18.42	N/A	N/A
End of period	$15.90	$11.15	$21.41	$22.99	$20.62	$19.92	N/A	N/A
Accumulation units outstanding
at the end of period	21,621	8,160	4,887	7,271	5,588	3,058	N/A	N/A

JNL/Red Rocks Listed
Private Equity Division1916
Accumulation unit value:
Beginning of period	$5.93	$7.81	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.20	$5.93	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	81,527	5,017	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P 4 Division1463

Accumulation unit value:
Beginning of period	$6.69	$9.92	$9.84	N/A	N/A	N/A	N/A	N/A
End of period	$9.37	$6.69	$9.92	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,350,710	446,745	4,137	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive
Advantage Division1458
Accumulation unit value:
Beginning of period	$6.91	$9.92	$10.11	N/A	N/A	N/A	N/A	N/A
End of period	$9.83	$6.91	$9.92	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	101,685	31,830	7,848	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	$6.31	$10.51	$10.19	N/A	N/A	N/A	N/A	N/A
End of period	$7.80	$6.31	$10.51	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	259,993	81,798	39,386	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	$7.64	$10.55	$10.22	N/A	N/A	N/A	N/A	N/A
End of period	$8.94	$7.64	$10.55	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	371,683	70,893	7,094	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	$6.78	$10.53	$10.17	N/A	N/A	N/A	N/A	N/A
End of period	$8.21	$6.78	$10.53	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	588,634	174,481	42,661	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income
& Growth Division1460
Accumulation unit value:
Beginning of period	$7.14	$9.77	$9.82	N/A	N/A	N/A	N/A	N/A
End of period	$8.69	$7.14	$9.77	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	190,186	57,083	11,747	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	$6.27	$9.69	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.72	$6.27	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	75,205	8,206	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division588
Accumulation unit value:
Beginning of period	$10.04	$16.72	$15.52	$13.62	$12.72	$11.58	N/A	N/A
End of period	$12.98	$10.04	$16.72	$15.52	$13.62	$12.72	N/A	N/A
Accumulation units outstanding
at the end of period	534,091	195,846	212,595	133,168	45,654	38,643	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Conservative
Division694
Accumulation unit value:
Beginning of period	$10.02	$11.78	$11.23	$10.56	$10.32	$10.04	N/A	N/A
End of period	$11.23	$10.02	$11.78	$11.23	$10.56	$10.32	N/A	N/A
Accumulation units outstanding
at the end of period	1,223,334	730,665	424,814	169,893	82,480	3,620	N/A	N/A

JNL/S&P Managed Growth
Division534
Accumulation unit value:
Beginning of period	$10.58	$16.58	$15.46	$13.73	$12.95	$11.84	N/A	N/A
End of period	$13.36	$10.58	$16.58	$15.46	$13.73	$12.95	N/A	N/A
Accumulation units outstanding
at the end of period	1,728,998	760,679	757,648	498,150	232,337	170,582	N/A	N/A

JNL/S&P Managed Moderate
Division713
Accumulation unit value:
Beginning of period	$9.79	$12.60	$11.85	$10.88	$10.51	$10.32	N/A	N/A
End of period	$11.46	$9.79	$12.60	$11.85	$10.88	$10.51	N/A	N/A
Accumulation units outstanding
at the end of period	2,285,441	880,262	492,018	276,106	70,087	21,693	N/A	N/A

JNL/S&P Managed Moderate
Growth Division602
Accumulation unit value:
Beginning of period	$11.27	$15.75	$14.70	$13.28	$12.65	$11.78	N/A	N/A
End of period	$13.72	$11.27	$15.75	$14.70	$13.28	$12.65	N/A	N/A
Accumulation units outstanding
at the end of period	2,245,723	961,418	776,417	489,333	134,689	35,000	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2015
Division1087
Accumulation unit value:
Beginning of period	$8.07	$11.70	$10.86	$9.83	N/A	N/A	N/A	N/A
End of period	$9.52	$8.07	$11.70	$10.86	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	38,240	12,474	5,393	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	$7.81	$11.57	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.32	$7.81	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	11,475	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025
Division1046
Accumulation unit value:
Beginning of period	$7.62	$12.01	$11.06	$10.43	N/A	N/A	N/A	N/A
End of period	$9.20	$7.62	$12.01	$11.06	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	3,228	2,356	1,946	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income
Division1043
Accumulation unit value:
Beginning of period	$9.03	$11.18	$10.60	$10.03	N/A	N/A	N/A	N/A
End of period	$10.16	$9.03	$11.18	$10.60	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	109,995	84,792	81,466	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	$6.39	$9.98	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.00	$6.39	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	35,958	7,162	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division590

Accumulation unit value:
Beginning of period	$22.36	$28.59	$26.96	$24.04	$23.14	$21.29	N/A	N/A
End of period	$26.40	$22.36	$28.59	$26.96	$24.04	$23.14	N/A	N/A
Accumulation units outstanding
at the end of period	379,020	116,262	62,191	22,807	8,821	3,845	N/A	N/A

JNL/Select Money Market
Division602
Accumulation unit value:
Beginning of period	$13.38	$13.27	$12.85	$12.46	$12.29	$12.31	N/A	N/A
End of period	$13.22	$13.38	$13.27	$12.85	$12.46	$12.29	N/A	N/A
Accumulation units outstanding
at the end of period	372,087	367,256	182,245	90,702	47,529	23,224	N/A	N/A

JNL/Select Value Division590

Accumulation unit value:
Beginning of period	$14.66	$22.30	$20.96	$17.57	$16.46	$14.82	N/A	N/A
End of period	$17.94	$14.66	$22.30	$20.96	$17.57	$16.46	N/A	N/A
Accumulation units outstanding
at the end of period	186,813	74,035	62,074	30,275	7,129	1,981	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established
Growth Division590
Accumulation unit value:
Beginning of period	$18.64	$33.05	$30.43	$27.12	$25.91	$23.99	N/A	N/A
End of period	$26.38	$18.64	$33.05	$30.43	$27.12	$25.91	N/A	N/A
Accumulation units outstanding
at the end of period	503,559	349,624	346,646	313,234	231,437	91,891	N/A	N/A

JNL/T.Rowe Price Mid-Cap
Growth Division608
Accumulation unit value:
Beginning of period	$27.02	$46.14	$39.90	$37.87	$33.64	$30.42	N/A	N/A
End of period	$39.14	$27.02	$46.14	$39.90	$37.87	$33.64	N/A	N/A
Accumulation units outstanding
at the end of period	349,405	237,466	214,906	215,306	165,797	70,628	N/A	N/A

JNL/T.Rowe Price Short-Term
Bond Division1072
Accumulation unit value:
Beginning of period	$9.80	$10.57	$10.22	$10.00	N/A	N/A	N/A	N/A
End of period	$10.41	$9.80	$10.57	$10.22	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	198,629	45,813	30,412	16,342	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value
Division590
Accumulation unit value:
Beginning of period	$9.60	$16.35	$16.43	$13.88	$13.25	$11.80	N/A	N/A
End of period	$12.99	$9.60	$16.35	$16.43	$13.88	$13.25	N/A	N/A
Accumulation units outstanding
at the end of period	660,538	595,557	645,215	601,822	451,049	186,355	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 1.40%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt
20 Division2180
Accumulation unit value:
Beginning of period	$12.48	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.60	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,298	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real
Estate Division994
Accumulation unit value:
Beginning of period	$8.28	$13.07	$15.59	$12.14	N/A	N/A	N/A	N/A
End of period	$10.83	$8.28	$13.07	$15.59	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,912	2,684	809	333	N/A	N/A	N/A	N/A

JNL/AIM International
Growth Division175
Accumulation unit value:
Beginning of period	$11.21	$19.26	$17.79	$14.72	$13.48	$11.75	$9.27	$10.03
End of period	$15.15	$11.21	$19.26	$17.79	$14.72	$13.48	$11.75	$9.27
Accumulation units outstanding
at the end of period	9,674	10,823	4,577	3,381	5,277	5,370	2,480	424

JNL/AIM Large Cap Growth
Division175
Accumulation unit value:
Beginning of period	$8.83	$14.36	$12.58	$11.83	$11.19	$10.31	$8.04	$8.74
End of period	$10.82	$8.83	$14.36	$12.58	$11.83	$11.19	$10.31	$8.04
Accumulation units outstanding
at the end of period	23,754	21,095	9,483	12,649	14,742	15,921	9,197	3,656

JNL/AIM Small Cap Growth
Division175
Accumulation unit value:
Beginning of period	$9.40	$15.81	$14.40	$12.75	$11.93	$11.32	$8.29	$8.64
End of period	$12.49	$9.40	$15.81	$14.40	$12.75	$11.93	$11.32	$8.29
Accumulation units outstanding
at the end of period	11,848	10,640	7,535	10,113	11,881	14,493	12,952	1,368

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division176
Accumulation unit value:
Beginning of period	$9.10	$12.87	$12.09	$11.07	$10.19	$9.45	$8.42	$8.56
End of period	$10.99	$9.10	$12.87	$12.09	$11.07	$10.19	$9.45	$8.42
Accumulation units outstanding
at the end of period	36,903	38,596	24,357	30,373	30,127	19,500	17,558	2,670

JNL/Capital Guardian
Global Diversified Research Division1037
Accumulation unit value:
Beginning of period	$17.58	$31.00	$26.06	$24.63	N/A	N/A	N/A	N/A
End of period	$23.97	$17.58	$31.00	$26.06	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	724	744	991	406	N/A	N/A	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division178
Accumulation unit value:
Beginning of period	$17.54	$30.08	$27.80	$26.95	$26.11	$23.71	$17.75	$18.11
End of period	$23.31	$17.54	$30.08	$27.80	$26.95	$26.11	$23.71	$17.75
Accumulation units outstanding
at the end of period	4,155	2,318	730	286	286	286	474	53

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	$6.60	$13.72	$11.43	N/A	N/A	N/A	N/A	N/A
End of period	$9.75	$6.60	$13.72	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	121,059	147,664	64,050	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	$6.58	$9.95	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.10	$6.58	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	78	78	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division254

Accumulation unit value:
Beginning of period	$11.57	$19.25	$19.41	$17.52	$17.19	$16.39	$13.62	N/A
End of period	$15.27	$11.57	$19.25	$19.41	$17.52	$17.19	$16.39	N/A
Accumulation units outstanding
at the end of period	14,375	15,167	6,053	7,189	7,542	9,041	7,762	N/A

JNL/Eagle SmallCap Equity
Division344
Accumulation unit value:
Beginning of period	$15.76	$25.90	$23.43	$19.79	$19.57	$16.71	$13.48	N/A
End of period	$21.06	$15.76	$25.90	$23.43	$19.79	$19.57	$16.71	N/A
Accumulation units outstanding
at the end of period	3,423	3,087	1,655	3,821	4,252	3,958	3,361	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	$6.27	$9.96	$10.17	N/A	N/A	N/A	N/A	N/A
End of period	$8.05	$6.27	$9.96	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	40,227	31,423	18,946	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	$5.81	$8.77	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.50	$5.81	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	8,530	8,560	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division1220
Accumulation unit value:
Beginning of period	$7.57	$10.92	$10.88	$10.88	N/A	N/A	N/A	N/A
End of period	$9.92	$7.57	$10.92	$10.88	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	125,152	198,991	58,880	1,654	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	$6.05	$9.25	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.57	$6.05	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	10,245	10,244	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division
Accumulation unit value:
Beginning of period	$7.74	$11.23	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.20	$7.74	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,018	2,819	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division192
Accumulation unit value:
Beginning of period	$19.19	$20.53	$19.45	$18.85	$18.62	$17.66	$15.78	$15.18
End of period	$21.61	$19.19	$20.53	$19.45	$18.85	$18.62	$17.66	$15.78
Accumulation units outstanding
at the end of period	19,485	11,155	8,099	8,205	7,539	6,703	6,812	422

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	$11.78	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.70	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	331	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division
Accumulation unit value:
Beginning of period	$8.23	$13.05	$13.00	N/A	N/A	N/A	N/A	N/A
End of period	$10.76	$8.23	$13.05	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,054	4,969	1,910	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy
Division2176
Accumulation unit value:
Beginning of period	$10.54	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.37	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	88	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division280
Accumulation unit value:
Beginning of period	$9.62	$17.58	$15.93	$12.24	$10.47	$8.66	$5.81	N/A
End of period	$12.35	$9.62	$17.58	$15.93	$12.24	$10.47	$8.66	N/A
Accumulation units outstanding
at the end of period	12,483	13,854	7,009	4,039	8,521	8,411	3,805	N/A

JNL/JPMorgan MidCap
Growth Division284
Accumulation unit value:
Beginning of period	$14.17	$25.87	$24.30	$21.99	$21.01	$18.06	$12.82	N/A
End of period	$19.98	$14.17	$25.87	$24.30	$21.99	$21.01	$18.06	N/A
Accumulation units outstanding
at the end of period	138,143	6,557	4,130	474	534	1,365	1,384	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division176
Accumulation unit value:
Beginning of period	$17.65	$16.80	$16.01	$15.73	$15.58	$15.22	$15.25	$14.83
End of period	$18.05	$17.65	$16.80	$16.01	$15.73	$15.58	$15.22	$15.25
Accumulation units outstanding
at the end of period	16,880	22,029	17,210	17,539	17,066	19,849	16,886	3,516

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division
Accumulation unit value:
Beginning of period	$6.97	$14.15	$14.46	N/A	N/A	N/A	N/A	N/A
End of period	$11.80	$6.97	$14.15	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	8,144	1,809	108	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity
Division222
Accumulation unit value:
Beginning of period	$12.08	$20.07	$20.90	$18.50	$17.24	$14.02	$11.03	$11.04
End of period	$16.64	$12.08	$20.07	$20.90	$18.50	$17.24	$14.02	$11.03
Accumulation units outstanding
at the end of period	13,881	10,640	5,219	4,803	5,971	6,759	5,284	121

JNL/Lazard Small Cap
Equity Division176
Accumulation unit value:
Beginning of period	$9.68	$15.98	$17.39	$15.10	$14.63	$12.86	$9.40	$9.81
End of period	$9.14	$9.68	$15.98	$17.39	$15.10	$14.63	$12.86	$9.40
Accumulation units outstanding
at the end of period	-	18,476	10,223	9,369	9,923	10,249	9,332	1,661

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	$7.09	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.59	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	813	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1059

Accumulation unit value:
Beginning of period	$7.79	$12.19	$12.72	$12.15	N/A	N/A	N/A	N/A
End of period	$11.74	$7.79	$12.19	$12.72	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	13,214	11,097	11,722	60,290	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division202

Accumulation unit value:
Beginning of period	$12.24	$11.97	$11.41	$11.16	$11.11	$10.88	$10.71	$10.60
End of period	$12.77	$12.24	$11.97	$11.41	$11.16	$11.11	$10.88	$10.71
Accumulation units outstanding
at the end of period	19,401	14,948	7,788	3,532	3,698	5,267	4,171	925

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division518
Accumulation unit value:
Beginning of period	$3.74	$6.28	$6.10	$4.55	$4.57	$4.36	N/A	N/A
End of period	$4.63	$3.74	$6.28	$6.10	$4.55	$4.57	N/A	N/A
Accumulation units outstanding
at the end of period	8,268	8,308	2,484	926	2,872	2,897	N/A	N/A

JNL/MCM Consumer Brands
Sector Division518
Accumulation unit value:
Beginning of period	$7.23	$10.68	$11.75	$10.51	$10.92	$10.25	N/A	N/A
End of period	$9.50	$7.23	$10.68	$11.75	$10.51	$10.92	N/A	N/A
Accumulation units outstanding
at the end of period	641	1,108	262	262	263	263	N/A	N/A

JNL/MCM Dow Dividend Division1450

Accumulation unit value:
Beginning of period	$5.24	$10.50	$11.13	N/A	N/A	N/A	N/A	N/A
End of period	$6.22	$5.24	$10.50	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,235	5,897	13,502	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P
500 Stock Index Division192
Accumulation unit value:
Beginning of period	$6.19	$10.09	$9.87	$8.56	$8.33	$7.59	$5.96	$5.66
End of period	$5.77	$6.19	$10.09	$9.87	$8.56	$8.33	$7.59	$5.96
Accumulation units outstanding
at the end of period	-	23,098	14,470	14,238	15,143	15,333	16,254	2,464

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	$5.90	$12.13	$15.04	N/A	N/A	N/A	N/A	N/A
End of period	$6.91	$5.90	$12.13	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	952	1,017	773	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector
Division518
Accumulation unit value:
Beginning of period	$9.65	$12.75	$12.02	$11.47	$10.81	$11.09	N/A	N/A
End of period	$11.51	$9.65	$12.75	$12.02	$11.47	$10.81	N/A	N/A
Accumulation units outstanding
at the end of period	3,293	88,217	483	490	2,117	1,932	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division349
Accumulation unit value:
Beginning of period	$11.53	$20.48	$18.82	$15.19	$13.60	$11.54	$9.58	N/A
End of period	$14.70	$11.53	$20.48	$18.82	$15.19	$13.60	$11.54	N/A
Accumulation units outstanding
at the end of period	22,918	13,600	9,255	4,834	1,885	1,811	843	N/A

JNL/MCM JNL 5 Division737

Accumulation unit value:
Beginning of period	$7.91	$13.95	$13.95	$11.90	$10.91	$10.91	N/A	N/A
End of period	$9.68	$7.91	$13.95	$13.95	$11.90	$10.91	N/A	N/A
Accumulation units outstanding
at the end of period	137,116	142,824	101,932	12,710	6,222	500	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	$6.39	$12.02	$10.68	N/A	N/A	N/A	N/A	N/A
End of period	$8.68	$6.39	$12.02	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,359	2,581	39,039	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Nasdaq 25 Division1450

Accumulation unit value:
Beginning of period	$7.40	$12.82	$12.43	N/A	N/A	N/A	N/A	N/A
End of period	$9.78	$7.40	$12.82	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,122	219	1,642	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector
Division576
Accumulation unit value:
Beginning of period	$22.91	$37.39	$28.03	$23.53	$17.45	$14.01	N/A	N/A
End of period	$27.13	$22.91	$37.39	$28.03	$23.53	$17.45	N/A	N/A
Accumulation units outstanding
at the end of period	3,298	1,378	2,015	2,036	855	561	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	$7.18	$10.69	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.41	$7.18	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,496	2,359	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap
Index Division202
Accumulation unit value:
Beginning of period	$10.02	$16.28	$15.36	$14.20	$12.86	$11.27	$8.49	$7.52
End of period	$13.64	$10.02	$16.28	$15.36	$14.20	$12.86	$11.27	$8.49
Accumulation units outstanding
at the end of period	56,541	26,182	10,091	9,921	7,954	11,289	10,172	379

JNL/MCM S&P 500 Index Division202

Accumulation unit value:
Beginning of period	$7.81	$12.70	$12.28	$10.82	$10.51	$9.69	$7.69	$6.87
End of period	$9.70	$7.81	$12.70	$12.28	$10.82	$10.51	$9.69	$7.69
Accumulation units outstanding
at the end of period	123,711	61,875	33,018	35,995	36,653	38,007	31,554	5,344

JNL/MCM S&P SMid 60 Division1306

Accumulation unit value:
Beginning of period	$6.09	$8.85	$10.18	N/A	N/A	N/A	N/A	N/A
End of period	$9.70	$6.09	$8.85	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	136,290	123,553	1,626	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Select Small-Cap
Division1224
Accumulation unit value:
Beginning of period	$11.18	$18.91	$21.08	N/A	N/A	N/A	N/A	N/A
End of period	$11.56	$11.18	$18.91	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	11,051	7,374	6,817	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index
Division202
Accumulation unit value:
Beginning of period	$9.72	$15.15	$15.70	$13.55	$13.18	$11.39	$7.91	$7.03
End of period	$12.21	$9.72	$15.15	$15.70	$13.55	$13.18	$11.39	$7.91
Accumulation units outstanding
at the end of period	80,140	103,590	12,063	10,519	7,668	9,826	9,302	316

JNL/MCM Technology Sector
Division889
Accumulation unit value:
Beginning of period	$3.94	$7.06	$6.25	$5.80	$5.66	N/A	N/A	N/A
End of period	$6.37	$3.94	$7.06	$6.25	$5.80	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	354,891	303	-	4,154	4,154	N/A	N/A	N/A

JNL/MCM Value Line 30
Division1450
Accumulation unit value:
Beginning of period	$9.29	$17.93	$18.02	N/A	N/A	N/A	N/A	N/A
End of period	$10.51	$9.29	$17.93	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	9,339	183,963	104,831	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM VIP Division884

Accumulation unit value:
Beginning of period	$8.17	$14.49	$13.27	$11.99	$11.60	N/A	N/A	N/A
End of period	$9.99	$8.17	$14.49	$13.27	$11.99	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,155	1,246	2,265	2,365	2,460	N/A	N/A	N/A

JNL/Oppenheimer Global
Growth Division176
Accumulation unit value:
Beginning of period	$8.97	$15.38	$14.67	$12.72	$11.34	$9.75	$7.03	$7.50
End of period	$12.33	$8.97	$15.38	$14.67	$12.72	$11.34	$9.75	$7.03
Accumulation units outstanding
at the end of period	36,562	30,087	14,061	13,833	14,459	13,586	11,715	1,720

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	$4.35	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.49	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	712	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.39	$11.21	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.01	$10.39	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	25,131	16,557	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return
Bond Division175
Accumulation unit value:
Beginning of period	$15.19	$15.35	$14.38	$14.09	$13.97	$13.56	$13.12	$12.75
End of period	$17.30	$15.19	$15.35	$14.38	$14.09	$13.97	$13.56	$13.12
Accumulation units outstanding
at the end of period	89,923	68,121	38,702	48,383	42,382	38,365	33,417	4,386

JNL/PPM America Core
Equity Division377
Accumulation unit value:
Beginning of period	$13.03	$22.22	$24.29	$21.66	$20.19	$18.12	$16.17	N/A
End of period	$16.24	$13.03	$22.22	$24.29	$21.66	$20.19	$18.12	N/A
Accumulation units outstanding
at the end of period	-	2,463	1,916	2,522	2,586	2,676	2,703	N/A

JNL/PPM America High
Yield Bond Division674
Accumulation unit value:
Beginning of period	$9.52	$13.94	$14.30	$13.12	$13.08	$12.71	N/A	N/A
End of period	$13.73	$9.52	$13.94	$14.30	$13.12	$13.08	N/A	N/A
Accumulation units outstanding
at the end of period	43,104	28,560	10,507	15,590	42,641	52,403	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division175
Accumulation unit value:
Beginning of period	$11.07	$21.27	$22.86	$20.51	$19.83	$18.32	$14.92	$15.87
End of period	$15.79	$11.07	$21.27	$22.86	$20.51	$19.83	$18.32	$14.92
Accumulation units outstanding
at the end of period	12,728	14,798	4,895	5,500	5,657	9,966	9,820	214

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	$6.09	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.20	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	154	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$6.24	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.36	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,069	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	$7.06	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.82	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	168,602	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	$7.64	$9.85	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.94	$7.64	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,077	5,077	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	$6.77	$10.18	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.20	$6.77	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	380	383	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	$5.19	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.68	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	816	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division179
Accumulation unit value:
Beginning of period	$9.98	$16.64	$15.46	$13.56	$12.68	$11.42	$9.13	$9.11
End of period	$12.90	$9.98	$16.64	$15.46	$13.56	$12.68	$11.42	$9.13
Accumulation units outstanding
at the end of period	202,547	193,700	83,858	83,972	84,078	82,694	49,262	32,364

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Conservative
Division
Accumulation unit value:
Beginning of period	$10.00	$11.76	$11.79	N/A	N/A	N/A	N/A	N/A
End of period	$11.20	$10.00	$11.76	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	19,833	3,886	458	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth
Division172
Accumulation unit value:
Beginning of period	$10.52	$16.50	$15.40	$13.68	$12.91	$11.75	$9.79	$10.07
End of period	$13.28	$10.52	$16.50	$15.40	$13.68	$12.91	$11.75	$9.79
Accumulation units outstanding
at the end of period	376,677	338,565	389,325	391,626	386,627	399,979	312,141	27,291

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	$9.77	$12.58	$11.92	N/A	N/A	N/A	N/A	N/A
End of period	$11.43	$9.77	$12.58	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	45,192	12,011	8,007	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate
Growth Division172
Accumulation unit value:
Beginning of period	$11.21	$15.68	$14.63	$13.23	$12.61	$11.67	$10.05	$10.18
End of period	$13.64	$11.21	$15.68	$14.63	$13.23	$12.61	$11.67	$10.05
Accumulation units outstanding
at the end of period	259,273	195,725	171,819	175,026	188,491	175,371	127,917	7,355

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	$9.02	$11.17	$10.72	N/A	N/A	N/A	N/A	N/A
End of period	$10.14	$9.02	$11.17	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	10,896	10,896	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	$6.38	$9.41	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.00	$6.38	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	485	179,018	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division231

Accumulation unit value:
Beginning of period	$22.21	$28.41	$26.80	$23.91	$23.03	$21.06	$17.57	$17.72
End of period	$26.21	$22.21	$28.41	$26.80	$23.91	$23.03	$21.06	$17.57
Accumulation units outstanding
at the end of period	19,692	13,857	7,145	9,967	10,827	9,725	8,588	1,005

JNL/Select Money Market
Division318
Accumulation unit value:
Beginning of period	$13.29	$13.19	$12.77	$12.39	$12.23	$12.31	$12.39	N/A
End of period	$13.13	$13.29	$13.19	$12.77	$12.39	$12.23	$12.31	N/A
Accumulation units outstanding
at the end of period	29,599	21,880	55,412	8,120	9,268	9,599	5,123	N/A

JNL/Select Value Division254

Accumulation unit value:
Beginning of period	$14.61	$22.23	$20.91	$17.53	$16.44	$14.53	$11.27	N/A
End of period	$17.87	$14.61	$22.23	$20.91	$17.53	$16.44	$14.53	N/A
Accumulation units outstanding
at the end of period	12,947	7,713	2,126	1,549	2,683	2,218	2,385	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established
Growth Division176
Accumulation unit value:
Beginning of period	$18.51	$32.84	$30.25	$26.98	$25.79	$23.80	$18.49	$19.15
End of period	$26.19	$18.51	$32.84	$30.25	$26.98	$25.79	$23.80	$18.49
Accumulation units outstanding
at the end of period	23,234	22,757	8,830	5,531	6,567	6,530	6,088	747

JNL/T.Rowe Price Mid-Cap
Growth Division176
Accumulation unit value:
Beginning of period	$26.83	$45.85	$39.67	$37.67	$33.48	$28.76	$21.05	$21.31
End of period	$38.86	$26.83	$45.85	$39.67	$37.67	$33.48	$28.76	$21.05
Accumulation units outstanding
at the end of period	44,827	11,246	17,964	5,949	8,052	8,580	5,957	639

JNL/T.Rowe Price Short-Term
Bond Division
Accumulation unit value:
Beginning of period	$9.79	$10.33	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.39	$9.79	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,202	1,330	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value
Division176
Accumulation unit value:
Beginning of period	$9.56	$16.29	$16.38	$13.84	$13.22	$11.63	$9.09	$9.31
End of period	$12.92	$9.56	$16.29	$16.38	$13.84	$13.22	$11.63	$9.09
Accumulation units outstanding
at the end of period	40,741	36,320	20,993	20,624	25,139	29,364	22,534	2,713

Accumulation Unit Values
Contract with Endorsements - 1.45%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	$10.53	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.80	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	189,858	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM International
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM Large Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division1263
Accumulation unit value:
Beginning of period	$9.06	$12.82	$12.24	N/A	N/A	N/A	N/A	N/A
End of period	$10.94	$9.06	$12.82	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	28,516	35,560	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division
Accumulation unit value:
Beginning of period	$7.56	$10.40	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.90	$7.56	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	16,870	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division1263
Accumulation unit value:
Beginning of period	$19.07	$20.40	$19.57	N/A	N/A	N/A	N/A	N/A
End of period	$21.46	$19.07	$20.40	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	11,117	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division1339
Accumulation unit value:
Beginning of period	$9.57	$17.50	$17.61	N/A	N/A	N/A	N/A	N/A
End of period	$12.28	$9.57	$17.50	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	474	524	568	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division1339
Accumulation unit value:
Beginning of period	$6.96	$14.14	$12.73	N/A	N/A	N/A	N/A	N/A
End of period	$11.78	$6.96	$14.14	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	401,487	1,088	1,178	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity
Division1263
Accumulation unit value:
Beginning of period	$12.02	$19.97	$21.50	N/A	N/A	N/A	N/A	N/A
End of period	$16.54	$12.02	$19.97	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	4,797	5,065	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Small Cap
Equity Division1263
Accumulation unit value:
Beginning of period	$9.63	$15.91	$17.40	N/A	N/A	N/A	N/A	N/A
End of period	$9.09	$9.63	$15.91	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	6,261	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1339

Accumulation unit value:
Beginning of period	$7.75	$12.14	$13.58	N/A	N/A	N/A	N/A	N/A
End of period	$11.68	$7.75	$12.14	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,076	3,399	3,683	N/A	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands
Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P
500 Stock Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM JNL 5 Division1224

Accumulation unit value:
Beginning of period	$7.89	$13.93	$13.84	N/A	N/A	N/A	N/A	N/A
End of period	$9.65	$7.89	$13.93	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	22,635	25,011	27,098	N/A	N/A	N/A	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap
Index Division1263
Accumulation unit value:
Beginning of period	$9.98	$16.23	$15.91	N/A	N/A	N/A	N/A	N/A
End of period	$13.58	$9.98	$16.23	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	5,961	6,844	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 500 Index
Division1263
Accumulation unit value:
Beginning of period	$7.78	$12.66	$12.12	N/A	N/A	N/A	N/A	N/A
End of period	$9.66	$7.78	$12.66	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	17,973	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	$11.13	$17.81	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.50	$11.13	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	15,292	4,927	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index
Division1263
Accumulation unit value:
Beginning of period	$9.69	$15.11	$15.69	N/A	N/A	N/A	N/A	N/A
End of period	$12.16	$9.69	$15.11	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	6,431	6,943	N/A	N/A	N/A	N/A	N/A

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global
Growth Division1263
Accumulation unit value:
Beginning of period	$8.93	$15.32	$14.42	N/A	N/A	N/A	N/A	N/A
End of period	$12.27	$8.93	$15.32	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	13,891	27,080	15,104	N/A	N/A	N/A	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	$7.43	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.48	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	471,183	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Real Return
Division1304
Accumulation unit value:
Beginning of period	$10.38	$10.94	$10.29	N/A	N/A	N/A	N/A	N/A
End of period	$11.99	$10.38	$10.94	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	86,135	95,178	103,122	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return
Bond Division1263
Accumulation unit value:
Beginning of period	$15.11	$15.27	$14.48	N/A	N/A	N/A	N/A	N/A
End of period	$17.20	$15.11	$15.27	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	9,835	11,295	15,025	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Core
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High
Yield Bond Division1263
Accumulation unit value:
Beginning of period	$9.46	$13.87	$14.52	N/A	N/A	N/A	N/A	N/A
End of period	$13.65	$9.46	$13.87	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	12,796	13,067	14,983	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$6.69	$9.22	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.35	$6.69	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	35,562	38,071	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Conservative
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth
Division1339
Accumulation unit value:
Beginning of period	$10.46	$16.42	$16.67	N/A	N/A	N/A	N/A	N/A
End of period	$13.21	$10.46	$16.42	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,253	1,384	1,500	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	$22.45	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$26.02	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	13,094	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division

Accumulation unit value:
Beginning of period	$14.99	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.81	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	9,445	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Mid-Cap
Growth Division
Accumulation unit value:
Beginning of period	$27.67	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$38.57	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,444	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Short-Term
Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value
Division1263
Accumulation unit value:
Beginning of period	$9.52	$16.22	$16.26	N/A	N/A	N/A	N/A	N/A
End of period	$12.86	$9.52	$16.22	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	13,392	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 1.50%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt
20 Division2167
Accumulation unit value:
Beginning of period	$12.38	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.59	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,325	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	$8.25	$13.03	$16.04	N/A	N/A	N/A	N/A	N/A
End of period	$10.78	$8.25	$13.03	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	80	86	85	N/A	N/A	N/A	N/A	N/A

JNL/AIM International
Growth Division454
Accumulation unit value:
Beginning of period	$11.06	$19.01	$17.58	$14.56	$13.35	$11.65	$10.85	N/A
End of period	$14.93	$11.06	$19.01	$17.58	$14.56	$13.35	$11.65	N/A
Accumulation units outstanding
at the end of period	2,117	2,100	2,107	2,122	2,141	2,114	75	N/A

JNL/AIM Large Cap Growth
Division433
Accumulation unit value:
Beginning of period	$8.76	$14.27	$12.52	$11.78	$11.15	$10.29	$9.92	N/A
End of period	$10.73	$8.76	$14.27	$12.52	$11.78	$11.15	$10.29	N/A
Accumulation units outstanding
at the end of period	3,450	3,564	4,273	4,246	4,250	4,601	807	N/A
JNL/AIM Small Cap Growth
Division433
Accumulation unit value:
Beginning of period	$9.33	$15.72	$14.33	$12.70	$11.89	$11.30	$10.96	N/A
End of period	$12.39	$9.33	$15.72	$14.33	$12.70	$11.89	$11.30	N/A
Accumulation units outstanding
at the end of period	7,391	7,189	7,200	7,020	6,853	7,330	4,238	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division433
Accumulation unit value:
Beginning of period	$9.02	$12.77	$12.01	$11.00	$10.15	$9.41	$9.07	N/A
End of period	$10.89	$9.02	$12.77	$12.01	$11.00	$10.15	$9.41	N/A
Accumulation units outstanding
at the end of period	2,014	2,116	2,805	2,827	3,242	2,873	749	N/A

JNL/Capital Guardian
Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	$6.58	$13.70	$11.86	N/A	N/A	N/A	N/A	N/A
End of period	$9.72	$6.58	$13.70	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	90	1,916	1,894	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division433

Accumulation unit value:
Beginning of period	$11.43	$19.04	$19.21	$17.36	$17.05	$16.27	$15.34	N/A
End of period	$15.07	$11.43	$19.04	$19.21	$17.36	$17.05	$16.27	N/A
Accumulation units outstanding
at the end of period	-	-	1,875	1,900	1,902	2,358	1,614	N/A

JNL/Eagle SmallCap Equity
Division454
Accumulation unit value:
Beginning of period	$15.57	$25.61	$23.19	$19.60	$19.41	$16.58	$16.82	N/A
End of period	$20.78	$15.57	$25.61	$23.19	$19.60	$19.41	$16.58	N/A
Accumulation units outstanding
at the end of period	2,965	3,004	2,930	3,058	3,158	3,520	25	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	$6.26	$9.95	$10.10	N/A	N/A	N/A	N/A	N/A
End of period	$8.02	$6.26	$9.95	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	650	653	503	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division
Accumulation unit value:
Beginning of period	$7.55	$10.90	$10.98	N/A	N/A	N/A	N/A	N/A
End of period	$9.88	$7.55	$10.90	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,327	1,338	154	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division433
Accumulation unit value:
Beginning of period	$18.94	$20.28	$19.24	$18.65	$18.45	$17.52	$17.12	N/A
End of period	$21.30	$18.94	$20.28	$19.24	$18.65	$18.45	$17.52	N/A
Accumulation units outstanding
at the end of period	2,387	2,286	3,135	3,322	3,234	2,906	484	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division500
Accumulation unit value:
Beginning of period	$9.52	$17.41	$15.79	$12.14	$10.39	$9.06	N/A	N/A
End of period	$12.21	$9.52	$17.41	$15.79	$12.14	$10.39	N/A	N/A
Accumulation units outstanding
at the end of period	2,611	2,500	4,254	4,396	3,285	2,846	N/A	N/A

JNL/JPMorgan MidCap
Growth Division577
Accumulation unit value:
Beginning of period	$13.98	$25.55	$24.02	$21.76	$20.81	$17.66	N/A	N/A
End of period	$19.69	$13.98	$25.55	$24.02	$21.76	$20.81	N/A	N/A
Accumulation units outstanding
at the end of period	242	242	242	164	165	165	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division433
Accumulation unit value:
Beginning of period	$17.41	$16.59	$15.83	$15.56	$15.43	$15.09	$14.88	N/A
End of period	$17.78	$17.41	$16.59	$15.83	$15.56	$15.43	$15.09	N/A
Accumulation units outstanding
at the end of period	2,649	2,679	3,924	4,262	4,189	4,146	2,244	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity
Division433
Accumulation unit value:
Beginning of period	$11.95	$19.88	$20.72	$18.36	$17.13	$13.94	$13.26	N/A
End of period	$16.44	$11.95	$19.88	$20.72	$18.36	$17.13	$13.94	N/A
Accumulation units outstanding
at the end of period	4,509	4,602	6,147	6,362	5,486	5,537	2,429	N/A

JNL/Lazard Small Cap
Equity Division445
Accumulation unit value:
Beginning of period	$9.58	$15.83	$17.24	$14.98	$14.53	$12.79	$11.99	N/A
End of period	$9.04	$9.58	$15.83	$17.24	$14.98	$14.53	$12.79	N/A
Accumulation units outstanding
at the end of period	-	5,670	7,146	6,912	7,086	7,118	2,931	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1059

Accumulation unit value:
Beginning of period	$7.71	$12.09	$12.63	$12.07	N/A	N/A	N/A	N/A
End of period	$11.62	$7.71	$12.09	$12.63	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	9,379	13,087	14,190	19,545	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division485

Accumulation unit value:
Beginning of period	$12.16	$11.90	$11.35	$11.12	$11.08	$10.85	$10.84	N/A
End of period	$12.66	$12.16	$11.90	$11.35	$11.12	$11.08	$10.85	N/A
Accumulation units outstanding
at the end of period	3,979	1,286	1,163	3,824	3,712	3,631	719	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division552
Accumulation unit value:
Beginning of period	$3.70	$6.22	$6.06	$4.52	$4.54	$4.18	N/A	N/A
End of period	$4.57	$3.70	$6.22	$6.06	$4.52	$4.54	N/A	N/A
Accumulation units outstanding
at the end of period	171	173	174	175	176	177	N/A	N/A

JNL/MCM Consumer Brands
Sector Division528
Accumulation unit value:
Beginning of period	$7.16	$10.59	$11.66	$10.44	$10.86	$10.31	N/A	N/A
End of period	$9.40	$7.16	$10.59	$11.66	$10.44	$10.86	N/A	N/A
Accumulation units outstanding
at the end of period	311	314	314	315	316	318	N/A	N/A

JNL/MCM Dow Dividend Division1450

Accumulation unit value:
Beginning of period	$5.23	$10.48	$11.11	N/A	N/A	N/A	N/A	N/A
End of period	$6.19	$5.23	$10.48	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,978	2,457	2,097	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P
500 Stock Index Division454
Accumulation unit value:
Beginning of period	$6.13	$10.00	$9.78	$8.50	$8.28	$7.55	$7.16	N/A
End of period	$5.71	$6.13	$10.00	$9.78	$8.50	$8.28	$7.55	N/A
Accumulation units outstanding
at the end of period	-	10,458	10,555	10,971	10,993	10,004	455	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector
Division499
Accumulation unit value:
Beginning of period	$5.85	$12.03	$14.78	$12.64	$12.10	$11.19	N/A	N/A
End of period	$6.84	$5.85	$12.03	$14.78	$12.64	$12.10	N/A	N/A
Accumulation units outstanding
at the end of period	511	515	744	747	750	785	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector
Division499
Accumulation unit value:
Beginning of period	$9.56	$12.64	$11.93	$11.39	$10.75	$10.84	N/A	N/A
End of period	$11.39	$9.56	$12.64	$11.93	$11.39	$10.75	N/A	N/A
Accumulation units outstanding
at the end of period	371	2,894	4,166	5,067	5,052	5,098	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division485
Accumulation unit value:
Beginning of period	$11.45	$20.36	$18.73	$15.14	$13.56	$11.52	$11.46	N/A
End of period	$14.58	$11.45	$20.36	$18.73	$15.14	$13.56	$11.52	N/A
Accumulation units outstanding
at the end of period	1,352	941	1,859	1,994	2,213	1,827	227	N/A

JNL/MCM JNL 5 Division757

Accumulation unit value:
Beginning of period	$7.87	$13.91	$13.92	$11.89	$10.00	N/A	N/A	N/A
End of period	$9.63	$7.87	$13.91	$13.92	$11.89	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	43,387	63,289	70,778	25,590	22,032	N/A	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Nasdaq 25 Division1450

Accumulation unit value:
Beginning of period	$7.37	$12.78	$12.39	N/A	N/A	N/A	N/A	N/A
End of period	$9.73	$7.37	$12.78	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,738	2,137	2,407	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector
Division499
Accumulation unit value:
Beginning of period	$22.71	$37.09	$27.84	$23.39	$17.36	$13.66	N/A	N/A
End of period	$26.86	$22.71	$37.09	$27.84	$23.39	$17.36	N/A	N/A
Accumulation units outstanding
at the end of period	91	446	452	70	241	79	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap
Index Division448
Accumulation unit value:
Beginning of period	$9.95	$16.18	$15.29	$14.15	$12.83	$11.24	$10.86	N/A
End of period	$13.53	$9.95	$16.18	$15.29	$14.15	$12.83	$11.24	N/A
Accumulation units outstanding
at the end of period	5,734	6,637	7,678	7,519	7,621	7,160	1,240	N/A

JNL/MCM S&P 500 Index Division448

Accumulation unit value:
Beginning of period	$7.76	$12.62	$12.22	$10.78	$10.48	$9.67	$9.15	N/A
End of period	$9.62	$7.76	$12.62	$12.22	$10.78	$10.48	$9.67	N/A
Accumulation units outstanding
at the end of period	20,179	16,194	18,410	22,495	25,619	25,462	1,467	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Select Small-Cap
Division1224
Accumulation unit value:
Beginning of period	$11.07	$18.75	$20.92	N/A	N/A	N/A	N/A	N/A
End of period	$11.44	$11.07	$18.75	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,046	3,733	2,472	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index
Division485
Accumulation unit value:
Beginning of period	$9.66	$15.06	$15.62	$13.50	$13.14	$11.36	$11.53	N/A
End of period	$12.12	$9.66	$15.06	$15.62	$13.50	$13.14	$11.36	N/A
Accumulation units outstanding
at the end of period	7,541	1,559	2,447	2,432	2,615	3,019	225	N/A

JNL/MCM Technology Sector
Division499
Accumulation unit value:
Beginning of period	$3.91	$7.01	$6.21	$5.76	$5.71	$6.20	N/A	N/A
End of period	$6.30	$3.91	$7.01	$6.21	$5.76	$5.71	N/A	N/A
Accumulation units outstanding
at the end of period	1,032	1,034	1,035	1,036	1,036	1,094	N/A	N/A

JNL/MCM Value Line 30
Division1450
Accumulation unit value:
Beginning of period	$9.25	$17.87	$17.96	N/A	N/A	N/A	N/A	N/A
End of period	$10.45	$9.25	$17.87	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,854	1,860	1,866	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM VIP Division812

Accumulation unit value:
Beginning of period	$8.14	$14.44	$13.24	$11.98	$10.43	N/A	N/A	N/A
End of period	$9.94	$8.14	$14.44	$13.24	$11.98	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	4,766	4,786	4,808	N/A	N/A	N/A

JNL/Oppenheimer Global
Growth Division433
Accumulation unit value:
Beginning of period	$8.90	$15.27	$14.58	$12.66	$11.30	$9.72	$9.03	N/A
End of period	$12.22	$8.90	$15.27	$14.58	$12.66	$11.30	$9.72	N/A
Accumulation units outstanding
at the end of period	2,358	5,041	6,749	7,231	8,478	8,412	643	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.37	$11.51	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.97	$10.37	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	412	415	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return
Bond Division433
Accumulation unit value:
Beginning of period	$15.03	$15.20	$14.25	$13.98	$13.87	$13.48	$13.31	N/A
End of period	$17.10	$15.03	$15.20	$14.25	$13.98	$13.87	$13.48	N/A
Accumulation units outstanding
at the end of period	13,844	16,161	15,013	15,773	15,581	15,485	5,099	N/A

JNL/PPM America Core
Equity Division518
Accumulation unit value:
Beginning of period	$12.86	$21.94	$24.01	$21.43	$20.00	$18.64	N/A	N/A
End of period	$16.01	$12.86	$21.94	$24.01	$21.43	$20.00	N/A	N/A
Accumulation units outstanding
at the end of period	-	534	463	317	319	321	N/A	N/A

JNL/PPM America High
Yield Bond Division674
Accumulation unit value:
Beginning of period	$9.42	$13.81	$14.17	$13.02	$12.99	$12.63	N/A	N/A
End of period	$13.57	$9.42	$13.81	$14.17	$13.02	$12.99	N/A	N/A
Accumulation units outstanding
at the end of period	4,068	5,215	7,536	7,920	7,993	7,851	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division433
Accumulation unit value:
Beginning of period	$10.92	$21.01	$22.60	$20.29	$19.64	$18.16	$17.07	N/A
End of period	$15.56	$10.92	$21.01	$22.60	$20.29	$19.64	$18.16	N/A
Accumulation units outstanding
at the end of period	1,831	1,834	2,203	2,216	2,218	2,220	398	N/A

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	$7.63	$10.20	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.92	$7.63	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	9,302	9,358	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division486
Accumulation unit value:
Beginning of period	$9.88	$16.48	$15.32	$13.46	$12.59	$11.35	$11.35	N/A
End of period	$12.75	$9.88	$16.48	$15.32	$13.46	$12.59	$11.35	N/A
Accumulation units outstanding
at the end of period	34,425	43,760	44,377	44,769	46,462	47,686	17,618	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Conservative
Division730
Accumulation unit value:
Beginning of period	$9.96	$11.72	$11.20	$10.54	$10.31	$10.29	N/A	N/A
End of period	$11.14	$9.96	$11.72	$11.20	$10.54	$10.31	N/A	N/A
Accumulation units outstanding
at the end of period	22,738	708	715	721	727	733	N/A	N/A

JNL/S&P Managed Growth
Division439
Accumulation unit value:
Beginning of period	$10.41	$16.34	$15.26	$13.57	$12.82	$11.68	$11.01	N/A
End of period	$13.13	$10.41	$16.34	$15.26	$13.57	$12.82	$11.68	N/A
Accumulation units outstanding
at the end of period	65,089	58,671	76,724	77,377	82,696	71,013	6,980	N/A

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	$9.73	$12.28	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.37	$9.73	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	7,722	7,769	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate
Growth Division439
Accumulation unit value:
Beginning of period	$11.09	$15.52	$14.51	$13.13	$12.52	$11.60	$11.02	N/A
End of period	$13.48	$11.09	$15.52	$14.51	$13.13	$12.52	$11.60	N/A
Accumulation units outstanding
at the end of period	66,833	68,248	108,981	109,353	108,204	108,061	5,622	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division433

Accumulation unit value:
Beginning of period	$21.91	$28.05	$26.49	$23.66	$22.81	$20.88	$19.74	N/A
End of period	$25.83	$21.91	$28.05	$26.49	$23.66	$22.81	$20.88	N/A
Accumulation units outstanding
at the end of period	1,287	1,294	1,990	1,945	1,931	1,937	720	N/A

JNL/Select Money Market
Division454
Accumulation unit value:
Beginning of period	$13.12	$13.03	$12.63	$12.27	$12.12	$12.21	$12.22	N/A
End of period	$12.94	$13.12	$13.03	$12.63	$12.27	$12.12	$12.21	N/A
Accumulation units outstanding
at the end of period	196	199	202	205	759	105	105	N/A

JNL/Select Value Division433

Accumulation unit value:
Beginning of period	$14.53	$22.12	$20.83	$17.48	$16.41	$14.51	$13.36	N/A
End of period	$17.74	$14.53	$22.12	$20.83	$17.48	$16.41	$14.51	N/A
Accumulation units outstanding
at the end of period	5,653	12,120	12,530	5,836	1,934	1,873	504	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established
Growth Division433
Accumulation unit value:
Beginning of period	$18.26	$32.43	$29.90	$26.69	$25.54	$23.60	$22.25	N/A
End of period	$25.81	$18.26	$32.43	$29.90	$26.69	$25.54	$23.60	N/A
Accumulation units outstanding
at the end of period	7,264	8,772	9,749	4,044	4,869	3,890	467	N/A

JNL/T.Rowe Price Mid-Cap
Growth Division445
Accumulation unit value:
Beginning of period	$26.47	$45.27	$39.21	$37.27	$33.16	$28.51	$27.40	N/A
End of period	$38.29	$26.47	$45.27	$39.21	$37.27	$33.16	$28.51	N/A
Accumulation units outstanding
at the end of period	3,480	3,552	4,106	4,238	4,917	5,248	2,026	N/A

JNL/T.Rowe Price Short-Term
Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value
Division433
Accumulation unit value:
Beginning of period	$9.48	$16.16	$16.27	$13.76	$13.16	$11.59	$10.71	N/A
End of period	$12.80	$9.48	$16.16	$16.27	$13.76	$13.16	$11.59	N/A
Accumulation units outstanding
at the end of period	1,151	1,193	3,046	3,409	10,412	10,559	1,739	N/A

Accumulation Unit Values
Contract with Endorsements - 1.55%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	$8.24	$13.01	$16.18	N/A	N/A	N/A	N/A	N/A
End of period	$10.75	$8.24	$13.01	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	497	497	497	N/A	N/A	N/A	N/A	N/A

JNL/AIM International
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM Large Cap Growth
Division776
Accumulation unit value:
Beginning of period	$8.73	$14.23	$12.48	$11.75	$10.95	N/A	N/A	N/A
End of period	$10.69	$8.73	$14.23	$12.48	$11.75	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	675	296	296	296	296	N/A	N/A	N/A

JNL/AIM Small Cap Growth
Division1034
Accumulation unit value:
Beginning of period	$9.30	$15.67	$14.29	$13.79	N/A	N/A	N/A	N/A
End of period	$12.34	$9.30	$15.67	$14.29	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	384	70	86	521	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division499
Accumulation unit value:
Beginning of period	$8.98	$12.72	$11.97	$10.97	$10.12	$9.62	N/A	N/A
End of period	$10.84	$8.98	$12.72	$11.97	$10.97	$10.12	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	134	265	265	846	N/A	N/A

JNL/Capital Guardian
Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division588
Accumulation unit value:
Beginning of period	$17.18	$29.52	$27.32	$26.53	$25.74	$24.75	N/A	N/A
End of period	$22.81	$17.18	$29.52	$27.32	$26.53	$25.74	N/A	N/A
Accumulation units outstanding
at the end of period	199	218	234	244	244	244	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division572

Accumulation unit value:
Beginning of period	$11.36	$18.93	$19.12	$17.28	$16.98	$15.95	N/A	N/A
End of period	$14.97	$11.36	$18.93	$19.12	$17.28	$16.98	N/A	N/A
Accumulation units outstanding
at the end of period	610	613	616	618	620	620	N/A	N/A

JNL/Eagle SmallCap Equity
Division549
Accumulation unit value:
Beginning of period	$15.48	$25.47	$23.08	$19.52	$19.33	$17.76	N/A	N/A
End of period	$20.65	$15.48	$25.47	$23.08	$19.52	$19.33	N/A	N/A
Accumulation units outstanding
at the end of period	621	622	622	106	106	106	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	$6.15	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.01	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	68	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division1123
Accumulation unit value:
Beginning of period	$7.54	$10.90	$10.87	$10.17	N/A	N/A	N/A	N/A
End of period	$9.87	$7.54	$10.90	$10.87	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	931	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division535
Accumulation unit value:
Beginning of period	$18.81	$20.15	$19.13	$18.55	$18.36	$17.69	N/A	N/A
End of period	$21.14	$18.81	$20.15	$19.13	$18.55	$18.36	N/A	N/A
Accumulation units outstanding
at the end of period	2,981	2,581	2,008	2,008	2,009	1,443	N/A	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002
JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division588
Accumulation unit value:
Beginning of period	$9.47	$17.32	$15.72	$12.09	$10.36	$8.81	N/A	N/A
End of period	$12.14	$9.47	$17.32	$15.72	$12.09	$10.36	N/A	N/A
Accumulation units outstanding
at the end of period	1,653	1,257	707	1,185	644	644	N/A	N/A

JNL/JPMorgan MidCap
Growth Division1034
Accumulation unit value:
Beginning of period	$13.89	$25.39	$23.88	$23.46	N/A	N/A	N/A	N/A
End of period	$19.55	$13.89	$25.39	$23.88	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	41	41	51	306	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division535
Accumulation unit value:
Beginning of period	$17.29	$16.48	$15.74	$15.48	$15.36	$15.38	N/A	N/A
End of period	$17.65	$17.29	$16.48	$15.74	$15.48	$15.36	N/A	N/A
Accumulation units outstanding
at the end of period	3,307	3,307	3,308	3,315	3,312	2,159	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity
Division776
Accumulation unit value:
Beginning of period	$11.89	$19.78	$20.63	$18.28	$16.91	N/A	N/A	N/A
End of period	$16.35	$11.89	$19.78	$20.63	$18.28	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	431	54	54	54	54	N/A	N/A	N/A

JNL/Lazard Small Cap
Equity Division549
Accumulation unit value:
Beginning of period	$9.53	$15.75	$17.17	$14.93	$14.49	$13.36	N/A	N/A
End of period	$8.99	$9.53	$15.75	$17.17	$14.93	$14.49	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,034	1,091	1,128	1,128	1,509	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	$5.87	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.56	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	68	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1059

Accumulation unit value:
Beginning of period	$7.68	$12.03	$12.58	$12.03	N/A	N/A	N/A	N/A
End of period	$11.56	$7.68	$12.03	$12.58	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,325	6,266	6,266	6,267	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division549

Accumulation unit value:
Beginning of period	$12.12	$11.87	$11.33	$11.10	$11.07	$11.05	N/A	N/A
End of period	$12.62	$12.12	$11.87	$11.33	$11.10	$11.07	N/A	N/A
Accumulation units outstanding
at the end of period	3,415	3,416	2,507	2,507	2,508	1,563	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division1166
Accumulation unit value:
Beginning of period	$3.68	$6.19	$6.03	$5.54	N/A	N/A	N/A	N/A
End of period	$4.55	$3.68	$6.19	$6.03	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,018	1,019	1,019	527	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands
Sector Division560
Accumulation unit value:
Beginning of period	$7.13	$10.54	$11.62	$10.41	$10.83	$10.16	N/A	N/A
End of period	$9.35	$7.13	$10.54	$11.62	$10.41	$10.83	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,211	1,211	1,211	1,211	1,211	N/A	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P
500 Stock Index Division588
Accumulation unit value:
Beginning of period	$6.10	$9.96	$9.75	$8.47	$8.25	$7.61	N/A	N/A
End of period	$5.68	$6.10	$9.96	$9.75	$8.47	$8.25	N/A	N/A
Accumulation units outstanding
at the end of period	-	3,694	3,839	3,935	3,935	3,915	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector
Division560
Accumulation unit value:
Beginning of period	$5.82	$11.98	$14.72	$12.60	$12.06	$10.94	N/A	N/A
End of period	$6.80	$5.82	$11.98	$14.72	$12.60	$12.06	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,125	1,124	1,124	1,124	1,124	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	$9.68	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.33	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	444	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division588
Accumulation unit value:
Beginning of period	$11.41	$20.30	$18.68	$15.11	$13.54	$11.69	N/A	N/A
End of period	$14.52	$11.41	$20.30	$18.68	$15.11	$13.54	N/A	N/A
Accumulation units outstanding
at the end of period	602	640	671	691	691	699	N/A	N/A

JNL/MCM JNL 5 Division

Accumulation unit value:
Beginning of period	$7.86	$13.88	$14.44	N/A	N/A	N/A	N/A	N/A
End of period	$9.60	$7.86	$13.88	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	14,835	15,822	15,892	N/A	N/A	N/A	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	$6.37	$11.99	$10.97	N/A	N/A	N/A	N/A	N/A
End of period	$8.63	$6.37	$11.99	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	940	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector
Division560
Accumulation unit value:
Beginning of period	$22.59	$36.92	$27.72	$23.31	$17.30	$14.56	N/A	N/A
End of period	$26.71	$22.59	$36.92	$27.72	$23.31	$17.30	N/A	N/A
Accumulation units outstanding
at the end of period	265	266	275	410	-	-	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	$7.15	$10.30	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.37	$7.15	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	876	890	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap
Index Division541
Accumulation unit value:
Beginning of period	$9.92	$16.14	$15.26	$14.12	$12.81	$11.28	N/A	N/A
End of period	$13.48	$9.92	$16.14	$15.26	$14.12	$12.81	N/A	N/A
Accumulation units outstanding
at the end of period	864	903	485	563	558	559	N/A	N/A

JNL/MCM S&P 500 Index Division454

Accumulation unit value:
Beginning of period	$7.73	$12.59	$12.19	$10.76	$10.47	$9.66	$9.20	N/A
End of period	$9.59	$7.73	$12.59	$12.19	$10.76	$10.47	$9.66	N/A
Accumulation units outstanding
at the end of period	9,292	2,884	2,360	2,250	1,992	1,992	1,687	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Select Small-Cap
Division1224
Accumulation unit value:
Beginning of period	$11.02	$18.67	$20.85	N/A	N/A	N/A	N/A	N/A
End of period	$11.38	$11.02	$18.67	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,407	951	975	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index
Division541
Accumulation unit value:
Beginning of period	$9.62	$15.02	$15.58	$13.47	$13.13	$11.36	N/A	N/A
End of period	$12.07	$9.62	$15.02	$15.58	$13.47	$13.13	N/A	N/A
Accumulation units outstanding
at the end of period	4,092	448	-	49	47	50	N/A	N/A

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global
Growth Division549
Accumulation unit value:
Beginning of period	$8.86	$15.22	$14.54	$12.63	$11.27	$10.19	N/A	N/A
End of period	$12.17	$8.86	$15.22	$14.54	$12.63	$11.27	N/A	N/A
Accumulation units outstanding
at the end of period	1,564	1,495	1,532	1,347	1,131	1,132	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.36	$11.54	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.96	$10.36	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,605	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return
Bond Division535
Accumulation unit value:
Beginning of period	$14.95	$15.12	$14.19	$13.93	$13.83	$13.72	N/A	N/A
End of period	$16.99	$14.95	$15.12	$14.19	$13.93	$13.83	N/A	N/A
Accumulation units outstanding
at the end of period	10,684	1,154	1,154	1,155	1,155	1,407	N/A	N/A

JNL/PPM America Core
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High
Yield Bond Division674
Accumulation unit value:
Beginning of period	$9.37	$13.74	$14.11	$12.97	$12.95	$12.59	N/A	N/A
End of period	$13.49	$9.37	$13.74	$14.11	$12.97	$12.95	N/A	N/A
Accumulation units outstanding
at the end of period	3,286	3,322	2,528	2,547	2,547	1,730	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division
Accumulation unit value:
Beginning of period	$11.85	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.44	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	221	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	$7.61	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.78	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	79	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division674
Accumulation unit value:
Beginning of period	$9.82	$16.40	$15.26	$13.41	$12.55	$11.54	N/A	N/A
End of period	$12.67	$9.82	$16.40	$15.26	$13.41	$12.55	N/A	N/A
Accumulation units outstanding
at the end of period	3,956	3,969	3,978	4,256	5,604	1,385	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Conservative
Division687
Accumulation unit value:
Beginning of period	$9.94	$11.70	$11.18	$10.53	$10.31	$9.94	N/A	N/A
End of period	$11.10	$9.94	$11.70	$11.18	$10.53	$10.31	N/A	N/A
Accumulation units outstanding
at the end of period	40	-	-	-	-	779	N/A	N/A

JNL/S&P Managed Growth
Division482
Accumulation unit value:
Beginning of period	$10.35	$16.26	$15.20	$13.52	$12.78	$11.65	$11.53	N/A
End of period	$13.05	$10.35	$16.26	$15.20	$13.52	$12.78	$11.65	N/A
Accumulation units outstanding
at the end of period	4,481	6,114	7,255	8,234	9,340	10,567	226	N/A

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate
Growth Division429
Accumulation unit value:
Beginning of period	$11.03	$15.45	$14.44	$13.08	$12.48	$11.57	$11.03	N/A
End of period	$13.41	$11.03	$15.45	$14.44	$13.08	$12.48	$11.57	N/A
Accumulation units outstanding
at the end of period	8,671	15,324	15,556	20,733	22,686	23,641	282	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division498

Accumulation unit value:
Beginning of period	$21.76	$27.87	$26.34	$23.53	$22.70	$21.15	N/A	N/A
End of period	$25.64	$21.76	$27.87	$26.34	$23.53	$22.70	N/A	N/A
Accumulation units outstanding
at the end of period	1,350	1,663	1,801	1,814	1,697	2,325	N/A	N/A

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division493

Accumulation unit value:
Beginning of period	$14.48	$22.07	$20.78	$17.45	$16.39	$14.64	N/A	N/A
End of period	$17.68	$14.48	$22.07	$20.78	$17.45	$16.39	N/A	N/A
Accumulation units outstanding
at the end of period	475	811	848	1,188	800	1,282	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established
Growth Division450
Accumulation unit value:
Beginning of period	$18.14	$32.23	$29.73	$26.55	$25.42	$23.49	$22.17	N/A
End of period	$25.62	$18.14	$32.23	$29.73	$26.55	$25.42	$23.49	N/A
Accumulation units outstanding
at the end of period	1,378	1,175	991	694	695	1,047	162	N/A

JNL/T.Rowe Price Mid-Cap
Growth Division521
Accumulation unit value:
Beginning of period	$26.29	$44.99	$38.98	$37.07	$33.00	$28.79	N/A	N/A
End of period	$38.01	$26.29	$44.99	$38.98	$37.07	$33.00	N/A	N/A
Accumulation units outstanding
at the end of period	1,851	1,006	1,020	1,030	1,032	1,038	N/A	N/A

JNL/T.Rowe Price Short-Term
Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value
Division435
Accumulation unit value:
Beginning of period	$9.44	$16.10	$16.21	$13.72	$13.13	$11.57	$10.65	N/A
End of period	$12.74	$9.44	$16.10	$16.21	$13.72	$13.13	$11.57	N/A
Accumulation units outstanding
at the end of period	1,542	1,381	1,523	1,649	3,431	8,829	721	N/A

Accumulation Unit Values
Contract with Endorsements - 1.60%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt
20 Division2191
Accumulation unit value:
Beginning of period	$12.64	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.58	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	7,538	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt
35 Division2164
Accumulation unit value:
Beginning of period	$13.07	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.08	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	10,483	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt
50 Division2069
Accumulation unit value:
Beginning of period	$11.25	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.41	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,453	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt
65 Division2130
Accumulation unit value:
Beginning of period	$13.41	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.81	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	15,517	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real
Estate Division884
Accumulation unit value:
Beginning of period	$8.22	$13.00	$15.54	$11.58	$11.60	N/A	N/A	N/A
End of period	$10.72	$8.22	$13.00	$15.54	$11.58	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	55,637	51,032	44,614	35,392	9,733	N/A	N/A	N/A

JNL/AIM International
Growth Division569
Accumulation unit value:
Beginning of period	$10.91	$18.77	$17.38	$14.41	$13.22	$11.48	N/A	N/A
End of period	$14.71	$10.91	$18.77	$17.38	$14.41	$13.22	N/A	N/A
Accumulation units outstanding
at the end of period	52,327	40,734	33,738	13,747	4,049	642	N/A	N/A

JNL/AIM Large Cap Growth
Division431
Accumulation unit value:
Beginning of period	$8.70	$14.18	$12.45	$11.73	$11.11	$10.27	$9.93	N/A
End of period	$10.64	$8.70	$14.18	$12.45	$11.73	$11.11	$10.27	N/A
Accumulation units outstanding
at the end of period	68,732	53,813	39,194	31,855	13,688	5,460	1,013	N/A

JNL/AIM Small Cap Growth
Division492
Accumulation unit value:
Beginning of period	$9.26	$15.62	$14.25	$12.65	$11.85	$11.63	N/A	N/A
End of period	$12.29	$9.26	$15.62	$14.25	$12.65	$11.85	N/A	N/A
Accumulation units outstanding
at the end of period	24,199	15,653	16,817	10,238	6,412	3,050	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division475
Accumulation unit value:
Beginning of period	$8.95	$12.68	$11.93	$10.94	$10.10	$9.38	$9.18	N/A
End of period	$10.78	$8.95	$12.68	$11.93	$10.94	$10.10	$9.38	N/A
Accumulation units outstanding
at the end of period	80,211	37,505	34,661	25,372	8,344	4,123	1,089	N/A

JNL/Capital Guardian
Global Diversified Research Division614
Accumulation unit value:
Beginning of period	$17.11	$30.23	$25.46	$22.83	$22.77	$20.72	N/A	N/A
End of period	$23.28	$17.11	$30.23	$25.46	$22.83	$22.77	N/A	N/A
Accumulation units outstanding
at the end of period	25,980	8,669	7,398	1,415	564	609	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	$4.47	$9.58	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.72	$4.47	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	103,584	38,575	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division475
Accumulation unit value:
Beginning of period	$17.07	$29.33	$27.17	$26.39	$25.62	$23.31	$22.26	N/A
End of period	$22.64	$17.07	$29.33	$27.17	$26.39	$25.62	$23.31	N/A
Accumulation units outstanding
at the end of period	66,399	31,508	12,744	4,246	2,466	1,777	449	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	$6.57	$13.69	$10.28	N/A	N/A	N/A	N/A	N/A
End of period	$9.70	$6.57	$13.69	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	195,584	106,271	66,273	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	$6.55	$10.69	$10.95	N/A	N/A	N/A	N/A	N/A
End of period	$8.05	$6.55	$10.69	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	34,431	21,286	2,110	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division494

Accumulation unit value:
Beginning of period	$11.29	$18.82	$19.02	$17.20	$16.91	$16.32	N/A	N/A
End of period	$14.87	$11.29	$18.82	$19.02	$17.20	$16.91	N/A	N/A
Accumulation units outstanding
at the end of period	13,413	4,401	5,503	6,084	4,969	4,675	N/A	N/A

JNL/Eagle SmallCap Equity
Division496
Accumulation unit value:
Beginning of period	$15.38	$25.32	$22.96	$19.42	$19.25	$17.38	N/A	N/A
End of period	$20.51	$15.38	$25.32	$22.96	$19.42	$19.25	N/A	N/A
Accumulation units outstanding
at the end of period	56,414	24,872	17,575	12,186	5,389	3,028	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	$6.25	$9.94	$10.00	N/A	N/A	N/A	N/A	N/A
End of period	$8.00	$6.25	$9.94	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	485,925	608,375	493,893	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	$5.79	$9.91	$10.15	N/A	N/A	N/A	N/A	N/A
End of period	$7.46	$5.79	$9.91	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	68,993	49,770	12,989	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division1099
Accumulation unit value:
Beginning of period	$7.53	$10.89	$10.86	$9.86	N/A	N/A	N/A	N/A
End of period	$9.85	$7.53	$10.89	$10.86	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	202,805	119,788	71,210	21,108	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	$6.03	$9.87	$9.75	N/A	N/A	N/A	N/A	N/A
End of period	$7.52	$6.03	$9.87	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	155,883	230,644	278,396	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division891
Accumulation unit value:
Beginning of period	$7.69	$11.68	$12.64	$10.91	$10.85	N/A	N/A	N/A
End of period	$10.10	$7.69	$11.68	$12.64	$10.91	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	48,178	39,748	34,637	19,472	2,435	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division429
Accumulation unit value:
Beginning of period	$18.68	$20.02	$19.01	$18.46	$18.27	$17.37	$16.99	N/A
End of period	$20.99	$18.68	$20.02	$19.01	$18.46	$18.27	$17.37	N/A
Accumulation units outstanding
at the end of period	54,763	32,500	30,931	20,665	6,746	5,845	294	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division1941
Accumulation unit value:
Beginning of period	$9.64	$9.37	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.67	$9.64	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	16,669	423	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division909
Accumulation unit value:
Beginning of period	$8.17	$12.98	$12.84	$11.27	$11.26	N/A	N/A	N/A
End of period	$10.66	$8.17	$12.98	$12.84	$11.27	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	49,300	33,896	22,253	14,226	895	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy
Division2133
Accumulation unit value:
Beginning of period	$9.94	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.37	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	30,162	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division577
Accumulation unit value:
Beginning of period	$9.42	$17.24	$15.65	$12.05	$10.32	$8.52	N/A	N/A
End of period	$12.06	$9.42	$17.24	$15.65	$12.05	$10.32	N/A	N/A
Accumulation units outstanding
at the end of period	116,562	111,615	94,730	42,533	7,850	3,208	N/A	N/A

JNL/JPMorgan MidCap
Growth Division593
Accumulation unit value:
Beginning of period	$13.79	$25.23	$23.74	$21.53	$20.61	$18.02	N/A	N/A
End of period	$19.40	$13.79	$25.23	$23.74	$21.53	$20.61	N/A	N/A
Accumulation units outstanding
at the end of period	16,768	8,712	4,688	762	1,113	1,001	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division548
Accumulation unit value:
Beginning of period	$17.17	$16.38	$15.65	$15.40	$15.29	$15.25	N/A	N/A
End of period	$17.53	$17.17	$16.38	$15.65	$15.40	$15.29	N/A	N/A
Accumulation units outstanding
at the end of period	39,033	29,746	20,720	6,551	3,315	1,120	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division1084
Accumulation unit value:
Beginning of period	$6.93	$14.11	$10.87	$8.77	N/A	N/A	N/A	N/A
End of period	$11.72	$6.93	$14.11	$10.87	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	188,816	95,010	53,544	5,171	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity
Division431
Accumulation unit value:
Beginning of period	$11.82	$19.68	$20.54	$18.21	$17.01	$13.86	$13.16	N/A
End of period	$16.25	$11.82	$19.68	$20.54	$18.21	$17.01	$13.86	N/A
Accumulation units outstanding
at the end of period	41,169	30,764	37,178	19,713	14,271	8,371	957	N/A

JNL/Lazard Small Cap
Equity Division431
Accumulation unit value:
Beginning of period	$9.47	$15.67	$17.09	$14.87	$14.44	$12.71	$11.80	N/A
End of period	$8.94	$9.47	$15.67	$17.09	$14.87	$14.44	$12.71	N/A
Accumulation units outstanding
at the end of period	-	12,711	23,316	14,867	10,038	8,057	-	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	$11.49	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.14	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,813	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders
Division1936
Accumulation unit value:
Beginning of period	$8.32	$7.42	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.26	$8.32	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,367	1,207	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division1340
Accumulation unit value:
Beginning of period	$6.16	$9.81	$10.30	N/A	N/A	N/A	N/A	N/A
End of period	$7.55	$6.16	$9.81	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	267,134	202,798	152,119	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1059

Accumulation unit value:
Beginning of period	$7.64	$11.98	$12.53	$11.99	N/A	N/A	N/A	N/A
End of period	$11.50	$7.64	$11.98	$12.53	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	83,681	95,561	110,495	124,288	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division449

Accumulation unit value:
Beginning of period	$12.07	$11.83	$11.30	$11.07	$11.05	$10.83	$10.68	N/A
End of period	$12.56	$12.07	$11.83	$11.30	$11.07	$11.05	$10.83	N/A
Accumulation units outstanding
at the end of period	103,187	120,715	140,774	78,957	49,750	20,934	5,062	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division599
Accumulation unit value:
Beginning of period	$3.66	$6.17	$6.01	$4.49	$4.52	$4.01	N/A	N/A
End of period	$4.53	$3.66	$6.17	$6.01	$4.49	$4.52	N/A	N/A
Accumulation units outstanding
at the end of period	26,430	23,191	26,818	23,805	6,799	3,544	N/A	N/A

JNL/MCM Consumer Brands
Sector Division598
Accumulation unit value:
Beginning of period	$7.10	$10.50	$11.58	$10.37	$10.80	$9.92	N/A	N/A
End of period	$9.30	$7.10	$10.50	$11.58	$10.37	$10.80	N/A	N/A
Accumulation units outstanding
at the end of period	10,900	14,174	8,237	7,496	4,679	998	N/A	N/A

JNL/MCM Dow Dividend Division1450

Accumulation unit value:
Beginning of period	$5.21	$10.46	$11.09	N/A	N/A	N/A	N/A	N/A
End of period	$6.17	$5.21	$10.46	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	187,930	151,151	121,963	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P
500 Stock Index Division429
Accumulation unit value:
Beginning of period	$6.07	$9.91	$9.71	$8.44	$8.23	$7.52	$6.95	N/A
End of period	$5.66	$6.07	$9.91	$9.71	$8.44	$8.23	$7.52	N/A
Accumulation units outstanding
at the end of period	-	28,569	20,388	11,816	12,000	10,889	4,565	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM European 30 Division1905

Accumulation unit value:
Beginning of period	$8.59	$8.92	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.93	$8.59	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,958	282	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector
Division599
Accumulation unit value:
Beginning of period	$5.79	$11.93	$14.67	$12.56	$12.03	$10.86	N/A	N/A
End of period	$6.76	$5.79	$11.93	$14.67	$12.56	$12.03	N/A	N/A
Accumulation units outstanding
at the end of period	80,734	45,873	18,705	11,403	2,734	1,514	N/A	N/A
JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector
Division526
Accumulation unit value:
Beginning of period	$9.47	$12.53	$11.84	$11.32	$10.69	$10.94	N/A	N/A
End of period	$11.28	$9.47	$12.53	$11.84	$11.32	$10.69	N/A	N/A
Accumulation units outstanding
at the end of period	60,093	47,258	32,076	24,278	17,050	9,780	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Index 5 Division1356

Accumulation unit value:
Beginning of period	$6.83	$9.89	$10.39	N/A	N/A	N/A	N/A	N/A
End of period	$8.41	$6.83	$9.89	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	80,940	17,209	18,083	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division423
Accumulation unit value:
Beginning of period	$11.37	$20.24	$18.63	$15.08	$13.52	$11.50	$10.18	N/A
End of period	$14.47	$11.37	$20.24	$18.63	$15.08	$13.52	$11.50	N/A
Accumulation units outstanding
at the end of period	129,990	129,690	118,856	80,317	45,075	25,241	2,184	N/A

JNL/MCM JNL 5 Division691

Accumulation unit value:
Beginning of period	$7.84	$13.86	$13.89	$11.88	$10.90	$9.73	N/A	N/A
End of period	$9.58	$7.84	$13.86	$13.89	$11.88	$10.90	N/A	N/A
Accumulation units outstanding
at the end of period	2,752,385	2,834,133	2,931,966	1,614,078	556,932	44,342	N/A	N/A

JNL/MCM JNL Optimized
5 Division1093
Accumulation unit value:
Beginning of period	$6.36	$11.98	$10.72	$9.17	N/A	N/A	N/A	N/A
End of period	$8.62	$6.36	$11.98	$10.72	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	194,067	240,310	134,068	48,981	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Nasdaq 25 Division1450

Accumulation unit value:
Beginning of period	$7.33	$12.74	$12.35	N/A	N/A	N/A	N/A	N/A
End of period	$9.68	$7.33	$12.74	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	40,599	53,427	49,862	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division1321
Accumulation unit value:
Beginning of period	$6.15	$11.56	$10.40	N/A	N/A	N/A	N/A	N/A
End of period	$8.23	$6.15	$11.56	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	23,908	25,086	14,830	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector
Division593
Accumulation unit value:
Beginning of period	$22.48	$36.76	$27.61	$23.23	$17.26	$14.02	N/A	N/A
End of period	$26.57	$22.48	$36.76	$27.61	$23.23	$17.26	N/A	N/A
Accumulation units outstanding
at the end of period	52,901	43,874	35,426	21,887	11,590	1,808	N/A	N/A

JNL/MCM Pacific Rim
30 Division1905
Accumulation unit value:
Beginning of period	$9.56	$8.90	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.68	$9.56	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,605	283	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 24 Division1450

Accumulation unit value:
Beginning of period	$7.14	$10.79	$10.98	N/A	N/A	N/A	N/A	N/A
End of period	$8.35	$7.14	$10.79	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	9,417	11,356	2,279	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap
Index Division423
Accumulation unit value:
Beginning of period	$9.88	$16.09	$15.21	$14.09	$12.79	$11.22	$10.23	N/A
End of period	$13.42	$9.88	$16.09	$15.21	$14.09	$12.79	$11.22	N/A
Accumulation units outstanding
at the end of period	140,555	142,153	157,287	141,962	113,625	84,422	3,582	N/A

JNL/MCM S&P 500 Index Division423

Accumulation unit value:
Beginning of period	$7.70	$12.55	$12.16	$10.73	$10.45	$9.65	$8.86	N/A
End of period	$9.55	$7.70	$12.55	$12.16	$10.73	$10.45	$9.65	N/A
Accumulation units outstanding
at the end of period	362,154	271,998	298,714	224,027	154,644	132,419	12,253	N/A

JNL/MCM S&P SMid 60 Division1306

Accumulation unit value:
Beginning of period	$6.07	$8.83	$10.18	N/A	N/A	N/A	N/A	N/A
End of period	$9.65	$6.07	$8.83	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	32,367	12,895	5,728	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Select Small-Cap
Division1224
Accumulation unit value:
Beginning of period	$10.97	$18.59	$20.77	N/A	N/A	N/A	N/A	N/A
End of period	$11.32	$10.97	$18.59	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	60,458	38,261	41,095	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index
Division423
Accumulation unit value:
Beginning of period	$9.59	$14.97	$15.54	$13.44	$13.11	$11.34	$10.28	N/A
End of period	$12.02	$9.59	$14.97	$15.54	$13.44	$13.11	$11.34	N/A
Accumulation units outstanding
at the end of period	154,831	116,485	134,926	126,439	99,318	71,452	2,580	N/A

JNL/MCM Technology Sector
Division599
Accumulation unit value:
Beginning of period	$3.87	$6.95	$6.16	$5.72	$5.68	$5.52	N/A	N/A
End of period	$6.23	$3.87	$6.95	$6.16	$5.72	$5.68	N/A	N/A
Accumulation units outstanding
at the end of period	148,480	76,229	62,598	28,844	16,199	8,839	N/A	N/A

JNL/MCM Value Line 30
Division1450
Accumulation unit value:
Beginning of period	$9.21	$17.81	$17.90	N/A	N/A	N/A	N/A	N/A
End of period	$10.40	$9.21	$17.81	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	219,543	233,806	235,934	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM VIP Division708

Accumulation unit value:
Beginning of period	$8.10	$14.39	$13.21	$11.96	$11.07	$10.59	N/A	N/A
End of period	$9.89	$8.10	$14.39	$13.21	$11.96	$11.07	N/A	N/A
Accumulation units outstanding
at the end of period	201,375	195,587	200,681	146,461	78,484	3,460	N/A	N/A

JNL/Oppenheimer Global
Growth Division475
Accumulation unit value:
Beginning of period	$8.83	$15.17	$14.50	$12.60	$11.25	$9.70	$9.24	N/A
End of period	$12.12	$8.83	$15.17	$14.50	$12.60	$11.25	$9.70	N/A
Accumulation units outstanding
at the end of period	106,023	71,726	71,025	52,322	20,973	11,069	1,082	N/A

JNL/PAM Asia ex-Japan
Division1786
Accumulation unit value:
Beginning of period	$4.81	$9.20	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.02	$4.81	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	77,120	1,851	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division1786

Accumulation unit value:
Beginning of period	$4.16	$8.10	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.46	$4.16	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	132,706	8,378	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.35	$10.92	$10.09	N/A	N/A	N/A	N/A	N/A
End of period	$11.94	$10.35	$10.92	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	144,563	77,095	7,781	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return
Bond Division429
Accumulation unit value:
Beginning of period	$14.87	$15.05	$14.13	$13.87	$13.78	$13.40	$13.27	N/A
End of period	$16.89	$14.87	$15.05	$14.13	$13.87	$13.78	$13.40	N/A
Accumulation units outstanding
at the end of period	298,531	174,170	123,194	94,242	24,262	14,344	640	N/A

JNL/PPM America Core
Equity Division586
Accumulation unit value:
Beginning of period	$12.69	$21.67	$23.74	$21.21	$19.81	$17.84	N/A	N/A
End of period	$15.79	$12.69	$21.67	$23.74	$21.21	$19.81	N/A	N/A
Accumulation units outstanding
at the end of period	-	2,322	6,463	1,933	49	50	N/A	N/A

JNL/PPM America High
Yield Bond Division674
Accumulation unit value:
Beginning of period	$9.32	$13.67	$14.05	$12.92	$12.91	$12.55	N/A	N/A
End of period	$13.41	$9.32	$13.67	$14.05	$12.92	$12.91	N/A	N/A
Accumulation units outstanding
at the end of period	117,884	59,688	52,867	37,702	17,877	11,190	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Mid
Cap Value Division1804
Accumulation unit value:
Beginning of period	$5.63	$10.80	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.17	$5.63	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	8,204	10,123	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small
Cap Value Division1807
Accumulation unit value:
Beginning of period	$6.24	$10.37	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.23	$6.24	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	11,168	8,499	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division610
Accumulation unit value:
Beginning of period	$10.78	$20.74	$22.34	$20.08	$19.45	$18.17	N/A	N/A
End of period	$15.33	$10.78	$20.74	$22.34	$20.08	$19.45	N/A	N/A
Accumulation units outstanding
at the end of period	9,471	672	1,058	1,034	485	261	N/A	N/A

JNL/Red Rocks Listed
Private Equity Division1935
Accumulation unit value:
Beginning of period	$5.92	$5.51	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.18	$5.92	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	14,212	2,595	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$6.67	$9.77	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.32	$6.67	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	400,482	145,018	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	$7.04	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.78	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	20,267	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	$6.27	$10.49	$9.82	N/A	N/A	N/A	N/A	N/A
End of period	$7.74	$6.27	$10.49	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	21,125	4,094	405	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	$7.61	$10.54	$10.40	N/A	N/A	N/A	N/A	N/A
End of period	$8.89	$7.61	$10.54	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	75,901	14,323	4,226	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	$6.75	$10.51	$10.54	N/A	N/A	N/A	N/A	N/A
End of period	$8.15	$6.75	$10.51	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	84,502	31,530	6,908	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	$7.12	$9.34	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.65	$7.12	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	51,881	35,613	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	$6.26	$9.22	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.67	$6.26	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	11,271	2,129	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division429
Accumulation unit value:
Beginning of period	$9.77	$16.32	$15.19	$13.36	$12.51	$11.29	$10.61	N/A
End of period	$12.60	$9.77	$16.32	$15.19	$13.36	$12.51	$11.29	N/A
Accumulation units outstanding
at the end of period	138,785	98,779	176,085	160,554	171,501	187,985	471	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Conservative
Division828
Accumulation unit value:
Beginning of period	$9.92	$11.69	$11.17	$10.53	$10.17	N/A	N/A	N/A
End of period	$11.08	$9.92	$11.69	$11.17	$10.53	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	370,228	365,368	190,587	109,124	28,461	N/A	N/A	N/A

JNL/S&P Managed Growth
Division442
Accumulation unit value:
Beginning of period	$10.30	$16.18	$15.13	$13.47	$12.74	$11.62	$11.07	N/A
End of period	$12.98	$10.30	$16.18	$15.13	$13.47	$12.74	$11.62	N/A
Accumulation units outstanding
at the end of period	949,537	543,055	548,154	467,521	363,761	264,176	30,570	N/A

JNL/S&P Managed Moderate
Division705
Accumulation unit value:
Beginning of period	$9.69	$12.50	$11.79	$10.85	$10.50	$10.28	N/A	N/A
End of period	$11.31	$9.69	$12.50	$11.79	$10.85	$10.50	N/A	N/A
Accumulation units outstanding
at the end of period	648,390	472,901	385,390	287,099	86,153	5,943	N/A	N/A

JNL/S&P Managed Moderate
Growth Division465
Accumulation unit value:
Beginning of period	$10.97	$15.37	$14.38	$13.03	$12.44	$11.53	$11.20	N/A
End of period	$13.33	$10.97	$15.37	$14.38	$13.03	$12.44	$11.53	N/A
Accumulation units outstanding
at the end of period	743,954	515,341	506,995	452,496	301,759	222,898	13,483	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2015
Division1051
Accumulation unit value:
Beginning of period	$8.01	$11.64	$10.83	$10.14	N/A	N/A	N/A	N/A
End of period	$9.43	$8.01	$11.64	$10.83	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	50,404	22,656	5,549	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020
Division1084
Accumulation unit value:
Beginning of period	$7.75	$11.81	$10.96	$10.00	N/A	N/A	N/A	N/A
End of period	$9.24	$7.75	$11.81	$10.96	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	7,068	576	308	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025
Division1084
Accumulation unit value:
Beginning of period	$7.57	$11.95	$11.03	$10.03	N/A	N/A	N/A	N/A
End of period	$9.11	$7.57	$11.95	$11.03	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	5,868	1,012	753	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income
Division1213
Accumulation unit value:
Beginning of period	$8.97	$11.13	$10.58	$10.61	N/A	N/A	N/A	N/A
End of period	$10.07	$8.97	$11.13	$10.58	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	16,902	9,784	160	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	$6.38	$9.92	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.96	$6.38	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,678	645	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division431

Accumulation unit value:
Beginning of period	$21.61	$27.70	$26.18	$23.41	$22.59	$20.70	$19.57	N/A
End of period	$25.45	$21.61	$27.70	$26.18	$23.41	$22.59	$20.70	N/A
Accumulation units outstanding
at the end of period	137,171	70,790	53,478	29,708	8,785	5,890	-	N/A

JNL/Select Money Market
Division603
Accumulation unit value:
Beginning of period	$12.93	$12.86	$12.48	$12.13	$12.00	$12.03	N/A	N/A
End of period	$12.75	$12.93	$12.86	$12.48	$12.13	$12.00	N/A	N/A
Accumulation units outstanding
at the end of period	177,532	215,395	145,677	45,535	3,820	41,458	N/A	N/A

JNL/Select Value Division473

Accumulation unit value:
Beginning of period	$14.44	$22.01	$20.74	$17.43	$16.37	$14.49	$13.90	N/A
End of period	$17.61	$14.44	$22.01	$20.74	$17.43	$16.37	$14.49	N/A
Accumulation units outstanding
at the end of period	78,714	43,158	34,978	21,264	7,822	5,931	830	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established
Growth Division473
Accumulation unit value:
Beginning of period	$18.01	$32.02	$29.55	$26.41	$25.30	$23.39	$22.54	N/A
End of period	$25.44	$18.01	$32.02	$29.55	$26.41	$25.30	$23.39	N/A
Accumulation units outstanding
at the end of period	153,925	129,039	126,784	67,390	29,584	11,758	213	N/A

JNL/T.Rowe Price Mid-Cap
Growth Division431
Accumulation unit value:
Beginning of period	$26.11	$44.70	$38.75	$36.87	$32.84	$28.27	$26.74	N/A
End of period	$37.73	$26.11	$44.70	$38.75	$36.87	$32.84	$28.27	N/A
Accumulation units outstanding
at the end of period	122,017	95,548	83,213	46,409	22,283	9,518	-	N/A

JNL/T.Rowe Price Short-Term
Bond Division1104
Accumulation unit value:
Beginning of period	$9.74	$10.52	$10.20	$9.99	N/A	N/A	N/A	N/A
End of period	$10.31	$9.74	$10.52	$10.20	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	37,946	15,496	12,616	8,296	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value
Division475
Accumulation unit value:
Beginning of period	$9.40	$16.04	$16.16	$13.68	$13.10	$11.55	$11.02	N/A
End of period	$12.68	$9.40	$16.04	$16.16	$13.68	$13.10	$11.55	N/A
Accumulation units outstanding
at the end of period	206,706	221,016	229,646	144,615	58,758	27,894	1,814	N/A

Accumulation Unit Values
Contract with Endorsements - 1.62%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM International
Growth Division1815
Accumulation unit value:
Beginning of period	$10.88	$17.53	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.67	$10.88	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	11,347	11,550	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM Large Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	$6.57	$13.72	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.69	$6.57	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	19,131	18,181	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap
Growth Division1815
Accumulation unit value:
Beginning of period	$13.75	$24.03	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$19.35	$13.75	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,742	3,809	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division

Accumulation unit value:
Beginning of period	$11.80	$19.28	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.21	$11.80	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	9,420	10,922	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Small Cap
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands
Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P
500 Stock Index Division
Accumulation unit value:
Beginning of period	$6.06	$9.76	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$5.64	$6.06	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	10,284	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM JNL 5 Division

Accumulation unit value:
Beginning of period	$7.83	$13.66	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.57	$7.83	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	32,166	32,741	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM JNL Optimized
5 Division1743
Accumulation unit value:
Beginning of period	$6.35	$10.65	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.61	$6.35	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	32,159	36,887	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division

Accumulation unit value:
Beginning of period	$22.43	$37.00	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$26.51	$22.43	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,472	5,436	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap
Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 500 Index Division

Accumulation unit value:
Beginning of period	$7.18	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.53	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	7,942	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30
Division1848
Accumulation unit value:
Beginning of period	$9.20	$16.64	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.39	$9.20	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	13,764	11,660	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return
Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Core
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High
Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division1791
Accumulation unit value:
Beginning of period	$9.75	$15.51	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.57	$9.75	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	11,722	13,433	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Conservative
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth
Division1743
Accumulation unit value:
Beginning of period	$10.27	$15.08	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.95	$10.27	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	32,489	36,067	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate
Growth Division1743
Accumulation unit value:
Beginning of period	$10.95	$14.61	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.30	$10.95	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	15,787	16,792	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Mid-Cap
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Short-Term
Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 1.65%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt
35 Division2146
Accumulation unit value:
Beginning of period	$12.94	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.08	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,732	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt
50 Division2122
Accumulation unit value:
Beginning of period	$13.10	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.41	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,079	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real
Estate Division835
Accumulation unit value:
Beginning of period	$8.21	$12.98	$15.53	$11.57	$10.51	N/A	N/A	N/A
End of period	$10.70	$8.21	$12.98	$15.53	$11.57	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	7,111	9,841	5,235	13,065	899	N/A	N/A	N/A

JNL/AIM International
Growth Division898
Accumulation unit value:
Beginning of period	$10.84	$18.66	$17.28	$14.33	$13.34	N/A	N/A	N/A
End of period	$14.60	$10.84	$18.66	$17.28	$14.33	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,136	5,317	5,999	2,617	928	N/A	N/A	N/A

JNL/AIM Large Cap Growth
Division447
Accumulation unit value:
Beginning of period	$8.67	$14.14	$12.42	$11.71	$11.10	$10.26	$10.09	N/A
End of period	$10.60	$8.67	$14.14	$12.42	$11.71	$11.10	$10.26	N/A
Accumulation units outstanding
at the end of period	5,646	4,839	4,406	8,130	3,350	3,048	-	N/A

JNL/AIM Small Cap Growth
Division235
Accumulation unit value:
Beginning of period	$9.24	$15.58	$14.22	$12.63	$11.84	$11.26	$8.27	$8.85
End of period	$12.25	$9.24	$15.58	$14.22	$12.63	$11.84	$11.26	$8.27
Accumulation units outstanding
at the end of period	3,720	2,017	351	45	43	45	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division235
Accumulation unit value:
Beginning of period	$8.91	$12.63	$11.89	$10.91	$10.08	$9.36	$8.37	$8.52
End of period	$10.73	$8.91	$12.63	$11.89	$10.91	$10.08	$9.36	$8.37
Accumulation units outstanding
at the end of period	8,323	12,266	5,195	3,705	2,608	1,194	-	-

JNL/Capital Guardian
Global Diversified Research Division954
Accumulation unit value:
Beginning of period	$16.99	$30.04	$25.31	$22.71	$21.63	N/A	N/A	N/A
End of period	$23.11	$16.99	$30.04	$25.31	$22.71	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,440	119	1,264	-	-	N/A	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	$4.47	$9.88	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.71	$4.47	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	18,586	1,817	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division828
Accumulation unit value:
Beginning of period	$16.95	$29.15	$27.01	$26.25	$23.45	N/A	N/A	N/A
End of period	$22.48	$16.95	$29.15	$27.01	$26.25	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	9,041	8,062	4,010	7,500	386	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	$6.56	$13.68	$10.80	N/A	N/A	N/A	N/A	N/A
End of period	$9.68	$6.56	$13.68	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	28,945	23,775	21,859	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	$6.55	$10.68	$10.13	N/A	N/A	N/A	N/A	N/A
End of period	$8.04	$6.55	$10.68	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	8,118	8,799	933	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division447

Accumulation unit value:
Beginning of period	$11.22	$18.72	$18.92	$17.12	$16.84	$16.10	$15.25	N/A
End of period	$14.78	$11.22	$18.72	$18.92	$17.12	$16.84	$16.10	N/A
Accumulation units outstanding
at the end of period	386	379	315	741	601	761	-	N/A

JNL/Eagle SmallCap Equity
Division777
Accumulation unit value:
Beginning of period	$15.28	$25.18	$22.84	$19.33	$18.99	N/A	N/A	N/A
End of period	$20.37	$15.28	$25.18	$22.84	$19.33	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,606	1,622	1,199	62	62	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	$6.24	$9.93	$10.11	N/A	N/A	N/A	N/A	N/A
End of period	$7.99	$6.24	$9.93	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	146,494	147,867	148,180	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	$5.79	$9.91	$9.52	N/A	N/A	N/A	N/A	N/A
End of period	$7.45	$5.79	$9.91	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	7,023	4,901	3,982	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division1079
Accumulation unit value:
Beginning of period	$7.52	$10.88	$10.86	$9.94	N/A	N/A	N/A	N/A
End of period	$9.83	$7.52	$10.88	$10.86	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	185,249	150,298	64,967	16,474	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	$6.02	$9.86	$9.99	N/A	N/A	N/A	N/A	N/A
End of period	$7.51	$6.02	$9.86	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	9,618	5,540	3,363	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division937
Accumulation unit value:
Beginning of period	$7.67	$11.66	$12.63	$10.91	$10.27	N/A	N/A	N/A
End of period	$10.08	$7.67	$11.66	$12.63	$10.91	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,648	3,901	4,730	2,005	-	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division447
Accumulation unit value:
Beginning of period	$18.56	$19.90	$18.90	$18.36	$18.19	$17.29	$16.98	N/A
End of period	$20.84	$18.56	$19.90	$18.90	$18.36	$18.19	$17.29	N/A
Accumulation units outstanding
at the end of period	17,870	14,843	11,210	5,769	2,525	1,652	-	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	$11.50	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.66	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,807	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division835
Accumulation unit value:
Beginning of period	$8.15	$12.97	$12.83	$11.27	$10.32	N/A	N/A	N/A
End of period	$10.64	$8.15	$12.97	$12.83	$11.27	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	7,447	576	1,555	693	367	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy
Division2133
Accumulation unit value:
Beginning of period	$9.94	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.37	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,400	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division800
Accumulation unit value:
Beginning of period	$9.37	$17.16	$15.58	$12.00	$10.13	N/A	N/A	N/A
End of period	$11.99	$9.37	$17.16	$15.58	$12.00	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	11,723	8,408	7,452	13,583	3,460	N/A	N/A	N/A

JNL/JPMorgan MidCap
Growth Division986
Accumulation unit value:
Beginning of period	$13.70	$25.07	$23.61	$22.08	N/A	N/A	N/A	N/A
End of period	$19.26	$13.70	$25.07	$23.61	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,552	1,435	1,231	181	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division212
Accumulation unit value:
Beginning of period	$17.06	$16.28	$15.56	$15.32	$15.21	$14.89	$14.96	$14.51
End of period	$17.40	$17.06	$16.28	$15.56	$15.32	$15.21	$14.89	$14.96
Accumulation units outstanding
at the end of period	9,607	5,377	6,136	2,701	4,480	379	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division1069
Accumulation unit value:
Beginning of period	$6.92	$14.09	$10.87	$9.76	N/A	N/A	N/A	N/A
End of period	$11.70	$6.92	$14.09	$10.87	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	20,406	3,384	14,686	2,713	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity
Division235
Accumulation unit value:
Beginning of period	$11.76	$19.58	$20.44	$18.14	$16.95	$13.82	$10.90	$11.44
End of period	$16.15	$11.76	$19.58	$20.44	$18.14	$16.95	$13.82	$10.90
Accumulation units outstanding
at the end of period	4,999	4,564	4,648	2,827	2,128	679	-	-

JNL/Lazard Small Cap
Equity Division722
Accumulation unit value:
Beginning of period	$9.42	$15.60	$17.01	$14.81	$14.39	$13.90	N/A	N/A
End of period	$8.89	$9.42	$15.60	$17.01	$14.81	$14.39	N/A	N/A
Accumulation units outstanding
at the end of period	-	11,372	9,602	4,417	3,155	847	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division1347
Accumulation unit value:
Beginning of period	$6.15	$9.81	$10.30	N/A	N/A	N/A	N/A	N/A
End of period	$7.54	$6.15	$9.81	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	37,920	44,866	1,606	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1059

Accumulation unit value:
Beginning of period	$7.60	$11.93	$12.49	$11.95	N/A	N/A	N/A	N/A
End of period	$11.44	$7.60	$11.93	$12.49	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	43,536	21,884	25,780	17,926	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division652

Accumulation unit value:
Beginning of period	$12.03	$11.80	$11.27	$11.05	$11.03	$10.99	N/A	N/A
End of period	$12.51	$12.03	$11.80	$11.27	$11.05	$11.03	N/A	N/A
Accumulation units outstanding
at the end of period	48,351	56,999	64,943	56,160	50,560	5,167	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division475
Accumulation unit value:
Beginning of period	$3.65	$6.14	$5.99	$4.47	$4.50	$3.89	$3.64	N/A
End of period	$4.51	$3.65	$6.14	$5.99	$4.47	$4.50	$3.89	N/A
Accumulation units outstanding
at the end of period	2,541	245	259	13,774	-	-	-	N/A

JNL/MCM Consumer Brands
Sector Division475
Accumulation unit value:
Beginning of period	$7.06	$10.45	$11.54	$10.34	$10.77	$9.95	$9.77	N/A
End of period	$9.25	$7.06	$10.45	$11.54	$10.34	$10.77	$9.95	N/A
Accumulation units outstanding
at the end of period	5,121	4,935	2,503	1,879	1,014	1,014	-	N/A

JNL/MCM Dow Dividend Division1450

Accumulation unit value:
Beginning of period	$5.20	$10.45	$11.08	N/A	N/A	N/A	N/A	N/A
End of period	$6.16	$5.20	$10.45	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	40,167	26,519	25,173	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P
500 Stock Index Division456
Accumulation unit value:
Beginning of period	$6.04	$9.87	$9.67	$8.42	$8.21	$7.50	$7.01	N/A
End of period	$5.63	$6.04	$9.87	$9.67	$8.42	$8.21	$7.50	N/A
Accumulation units outstanding
at the end of period	-	3,827	3,806	2,362	2,884	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector
Division475
Accumulation unit value:
Beginning of period	$5.66	$11.65	$14.34	$12.28	$11.99	$10.74	$10.50	N/A
End of period	$6.60	$5.66	$11.65	$14.34	$12.28	$11.99	$10.74	N/A
Accumulation units outstanding
at the end of period	8,902	6,333	172	1,422	229	-	-	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector
Division475
Accumulation unit value:
Beginning of period	$9.43	$12.48	$11.80	$11.28	$10.66	$10.47	$10.25	N/A
End of period	$11.22	$9.43	$12.48	$11.80	$11.28	$10.66	$10.47	N/A
Accumulation units outstanding
at the end of period	7,535	3,551	5,607	4,411	3,100	1,305	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Index 5 Division1327

Accumulation unit value:
Beginning of period	$6.82	$9.89	$10.32	N/A	N/A	N/A	N/A	N/A
End of period	$8.40	$6.82	$9.89	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,407	4,075	5,850	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division456
Accumulation unit value:
Beginning of period	$11.33	$20.18	$18.59	$15.05	$13.50	$11.49	$10.42	N/A
End of period	$14.41	$11.33	$20.18	$18.59	$15.05	$13.50	$11.49	N/A
Accumulation units outstanding
at the end of period	93,403	107,869	111,556	105,790	89,221	12,197	-	N/A

JNL/MCM JNL 5 Division779

Accumulation unit value:
Beginning of period	$7.82	$13.84	$13.87	$11.87	$11.18	N/A	N/A	N/A
End of period	$9.55	$7.82	$13.84	$13.87	$11.87	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	528,442	428,044	547,230	223,696	41,703	N/A	N/A	N/A

JNL/MCM JNL Optimized
5 Division1089
Accumulation unit value:
Beginning of period	$6.35	$11.97	$10.72	$9.01	N/A	N/A	N/A	N/A
End of period	$8.60	$6.35	$11.97	$10.72	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	15,398	15,478	1,723	-	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Nasdaq 25 Division1450

Accumulation unit value:
Beginning of period	$7.32	$12.72	$12.33	N/A	N/A	N/A	N/A	N/A
End of period	$9.65	$7.32	$12.72	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,298	2,309	2,244	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division1330
Accumulation unit value:
Beginning of period	$6.14	$11.55	$10.43	N/A	N/A	N/A	N/A	N/A
End of period	$8.22	$6.14	$11.55	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,782	4,363	2,277	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector
Division475
Accumulation unit value:
Beginning of period	$22.37	$36.61	$27.51	$23.15	$17.21	$13.12	$12.45	N/A
End of period	$26.43	$22.37	$36.61	$27.51	$23.15	$17.21	$13.12	N/A
Accumulation units outstanding
at the end of period	25,749	22,368	23,873	13,462	7,628	3,579	-	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap
Index Division202
Accumulation unit value:
Beginning of period	$9.85	$16.04	$15.18	$14.07	$12.77	$11.21	$8.47	$7.51
End of period	$13.37	$9.85	$16.04	$15.18	$14.07	$12.77	$11.21	$8.47
Accumulation units outstanding
at the end of period	94,865	106,027	115,619	112,000	97,780	12,653	-	-

JNL/MCM S&P 500 Index Division202

Accumulation unit value:
Beginning of period	$7.67	$12.51	$12.13	$10.71	$10.43	$9.64	$7.67	$6.86
End of period	$9.51	$7.67	$12.51	$12.13	$10.71	$10.43	$9.64	$7.67
Accumulation units outstanding
at the end of period	234,867	188,166	196,108	158,444	128,104	18,645	-	-

JNL/MCM S&P SMid 60 Division1347

Accumulation unit value:
Beginning of period	$6.06	$8.83	$10.07	N/A	N/A	N/A	N/A	N/A
End of period	$9.63	$6.06	$8.83	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	7,260	458	587	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Select Small-Cap
Division1224
Accumulation unit value:
Beginning of period	$10.92	$18.51	$20.69	N/A	N/A	N/A	N/A	N/A
End of period	$11.26	$10.92	$18.51	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	28,149	12,584	15,647	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index
Division202
Accumulation unit value:
Beginning of period	$9.56	$14.93	$15.50	$13.42	$13.09	$11.33	$7.90	$7.02
End of period	$11.97	$9.56	$14.93	$15.50	$13.42	$13.09	$11.33	$7.90
Accumulation units outstanding
at the end of period	102,487	109,464	119,240	111,126	99,886	12,511	-	-

JNL/MCM Technology Sector
Division475
Accumulation unit value:
Beginning of period	$3.85	$6.92	$6.14	$5.71	$5.66	$5.69	$5.65	N/A
End of period	$6.20	$3.85	$6.92	$6.14	$5.71	$5.66	$5.69	N/A
Accumulation units outstanding
at the end of period	46,397	20,693	14,763	14,513	7,430	2,636	-	N/A

JNL/MCM Value Line 30
Division1450
Accumulation unit value:
Beginning of period	$9.19	$17.78	$17.87	N/A	N/A	N/A	N/A	N/A
End of period	$10.37	$9.19	$17.78	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	43,066	48,013	45,873	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM VIP Division753

Accumulation unit value:
Beginning of period	$8.09	$14.37	$13.19	$11.96	$10.60	N/A	N/A	N/A
End of period	$9.86	$8.09	$14.37	$13.19	$11.96	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	9,077	18,449	20,564	20,505	15,839	N/A	N/A	N/A

JNL/Oppenheimer Global
Growth Division245
Accumulation unit value:
Beginning of period	$8.80	$15.12	$14.46	$12.57	$11.23	$9.69	$7.00	$7.06
End of period	$12.06	$8.80	$15.12	$14.46	$12.57	$11.23	$9.69	$7.00
Accumulation units outstanding
at the end of period	21,190	21,006	27,422	13,368	4,698	2,833	-	-

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	$7.68	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.02	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	13,935	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	$6.97	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.45	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	23,294	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.34	$10.92	$10.29	N/A	N/A	N/A	N/A	N/A
End of period	$11.92	$10.34	$10.92	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	22,508	26,913	834	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return
Bond Division212
Accumulation unit value:
Beginning of period	$14.79	$14.97	$14.07	$13.82	$13.73	$13.36	$12.97	$12.49
End of period	$16.79	$14.79	$14.97	$14.07	$13.82	$13.73	$13.36	$12.97
Accumulation units outstanding
at the end of period	34,409	12,348	13,424	10,713	5,466	4,145	-	-

JNL/PPM America Core
Equity Division986
Accumulation unit value:
Beginning of period	$12.60	$21.52	$23.59	$21.82	N/A	N/A	N/A	N/A
End of period	$15.67	$12.60	$21.52	$23.59	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	265	2,255	180	N/A	N/A	N/A	N/A

JNL/PPM America High
Yield Bond Division674
Accumulation unit value:
Beginning of period	$9.27	$13.60	$13.99	$12.87	$12.86	$12.51	N/A	N/A
End of period	$13.33	$9.27	$13.60	$13.99	$12.87	$12.86	N/A	N/A
Accumulation units outstanding
at the end of period	119,126	116,015	109,800	81,266	64,935	56,506	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Mid
Cap Value Division1808
Accumulation unit value:
Beginning of period	$5.63	$10.59	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.16	$5.63	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	375	264	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	$8.03	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.22	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,331	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division447
Accumulation unit value:
Beginning of period	$10.70	$20.61	$22.21	$19.97	$19.35	$17.93	$16.87	N/A
End of period	$15.22	$10.70	$20.61	$22.21	$19.97	$19.35	$17.93	N/A
Accumulation units outstanding
at the end of period	601	812	812	1,733	826	619	-	N/A

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	$8.24	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.17	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	278	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$6.67	$9.77	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.31	$6.67	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,796	1,456	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	$9.52	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.77	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,956	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	$7.60	$10.50	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.88	$7.60	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	17,860	16,594	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	$6.74	$10.50	$9.96	N/A	N/A	N/A	N/A	N/A
End of period	$8.14	$6.74	$10.50	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	7,148	4,330	1,829	N/A	N/A	N/A	N/A	N/A
JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	$7.11	$8.98	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.64	$7.11	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,100	773	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division660
Accumulation unit value:
Beginning of period	$9.72	$16.24	$15.12	$13.30	$12.47	$11.34	N/A	N/A
End of period	$12.53	$9.72	$16.24	$15.12	$13.30	$12.47	N/A	N/A
Accumulation units outstanding
at the end of period	7,656	14,830	13,959	9,323	9,371	9,059	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Conservative
Division748
Accumulation unit value:
Beginning of period	$9.90	$11.67	$11.16	$10.52	$10.27	N/A	N/A	N/A
End of period	$11.05	$9.90	$11.67	$11.16	$10.52	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	124,396	29,923	13,325	3,621	1,460	N/A	N/A	N/A

JNL/S&P Managed Growth
Division370
Accumulation unit value:
Beginning of period	$10.24	$16.11	$15.06	$13.42	$12.70	$11.58	$10.51	N/A
End of period	$12.90	$10.24	$16.11	$15.06	$13.42	$12.70	$11.58	N/A
Accumulation units outstanding
at the end of period	39,702	33,199	36,960	39,063	14,601	6,184	-	N/A

JNL/S&P Managed Moderate
Division748
Accumulation unit value:
Beginning of period	$9.66	$12.48	$11.77	$10.84	$10.40	N/A	N/A	N/A
End of period	$11.28	$9.66	$12.48	$11.77	$10.84	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	94,293	95,226	48,728	24,127	23,862	N/A	N/A	N/A

JNL/S&P Managed Moderate
Growth Division186
Accumulation unit value:
Beginning of period	$10.91	$15.30	$14.32	$12.97	$12.40	$11.50	$9.93	$9.90
End of period	$13.25	$10.91	$15.30	$14.32	$12.97	$12.40	$11.50	$9.93
Accumulation units outstanding
at the end of period	84,121	79,076	99,404	100,339	34,812	5,621	5,051	5,051

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2015
Division1199
Accumulation unit value:
Beginning of period	$8.00	$11.63	$10.83	$10.68	N/A	N/A	N/A	N/A
End of period	$9.41	$8.00	$11.63	$10.83	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	10,725	-	-	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025
Division1199
Accumulation unit value:
Beginning of period	$7.56	$11.94	$11.03	$10.85	N/A	N/A	N/A	N/A
End of period	$9.10	$7.56	$11.94	$11.03	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	75	152	-	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income
Division1168
Accumulation unit value:
Beginning of period	$8.95	$11.12	$10.57	$10.32	N/A	N/A	N/A	N/A
End of period	$10.05	$8.95	$11.12	$10.57	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,088	-	-	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division447

Accumulation unit value:
Beginning of period	$21.46	$27.52	$26.03	$23.28	$22.48	$20.61	$19.75	N/A
End of period	$25.27	$21.46	$27.52	$26.03	$23.28	$22.48	$20.61	N/A
Accumulation units outstanding
at the end of period	9,970	2,638	2,195	1,759	488	442	-	N/A

JNL/Select Money Market
Division234
Accumulation unit value:
Beginning of period	$12.85	$12.78	$12.41	$12.07	$11.94	$12.05	$12.20	$12.20
End of period	$12.66	$12.85	$12.78	$12.41	$12.07	$11.94	$12.05	$12.20
Accumulation units outstanding
at the end of period	56,957	24,476	20,794	48,347	35,133	-	-	-

JNL/Select Value Division671

Accumulation unit value:
Beginning of period	$14.39	$21.95	$20.69	$17.40	$16.35	$15.13	N/A	N/A
End of period	$17.55	$14.39	$21.95	$20.69	$17.40	$16.35	N/A	N/A
Accumulation units outstanding
at the end of period	14,373	8,276	6,507	3,253	1,672	477	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established
Growth Division235
Accumulation unit value:
Beginning of period	$17.89	$31.82	$29.38	$26.27	$25.17	$23.29	$18.14	$19.29
End of period	$25.25	$17.89	$31.82	$29.38	$26.27	$25.17	$23.29	$18.14
Accumulation units outstanding
at the end of period	9,055	6,517	4,951	3,111	1,910	835	-	-

JNL/T.Rowe Price Mid-Cap
Growth Division245
Accumulation unit value:
Beginning of period	$25.93	$44.42	$38.53	$36.68	$32.68	$28.16	$20.65	$21.02
End of period	$37.46	$25.93	$44.42	$38.53	$36.68	$32.68	$28.16	$20.65
Accumulation units outstanding
at the end of period	4,099	3,327	7,345	6,367	1,088	1,063	-	-

JNL/T.Rowe Price Short-Term
Bond Division1090
Accumulation unit value:
Beginning of period	$9.72	$10.51	$10.20	$10.00	N/A	N/A	N/A	N/A
End of period	$10.29	$9.72	$10.51	$10.20	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,760	6,142	8,110	399	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value
Division245
Accumulation unit value:
Beginning of period	$9.35	$15.98	$16.11	$13.64	$13.07	$11.53	$9.03	$9.14
End of period	$12.61	$9.35	$15.98	$16.11	$13.64	$13.07	$11.53	$9.03
Accumulation units outstanding
at the end of period	9,841	9,627	10,938	9,987	7,578	7,970	-	-

Accumulation Unit Values
Contract with Endorsements - 1.67%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt
65 Division2103
Accumulation unit value:
Beginning of period	$12.68	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.80	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	229	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real
Estate Division1052
Accumulation unit value:
Beginning of period	$8.20	$12.97	$15.52	$12.68	N/A	N/A	N/A	N/A
End of period	$10.69	$8.20	$12.97	$15.52	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	728	742	644	644	N/A	N/A	N/A	N/A

JNL/AIM International
Growth Division436
Accumulation unit value:
Beginning of period	$10.81	$18.61	$17.24	$14.30	$13.14	$11.48	$10.67	N/A
End of period	$14.56	$10.81	$18.61	$17.24	$14.30	$13.14	$11.48	N/A
Accumulation units outstanding
at the end of period	1,605	1,675	1,538	1,074	1,015	1,082	842	N/A

JNL/AIM Large Cap Growth
Division448
Accumulation unit value:
Beginning of period	$8.66	$14.12	$12.41	$11.70	$11.09	$10.25	$10.12	N/A
End of period	$10.58	$8.66	$14.12	$12.41	$11.70	$11.09	$10.25	N/A
Accumulation units outstanding
at the end of period	4,289	6,552	6,968	10,434	10,583	12,111	6,998	N/A

JNL/AIM Small Cap Growth
Division436
Accumulation unit value:
Beginning of period	$9.22	$15.55	$14.20	$12.61	$11.83	$11.26	$10.79	N/A
End of period	$12.22	$9.22	$15.55	$14.20	$12.61	$11.83	$11.26	N/A
Accumulation units outstanding
at the end of period	5,624	4,783	7,488	12,798	27,876	34,047	24,770	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division436
Accumulation unit value:
Beginning of period	$8.89	$12.61	$11.88	$10.90	$10.07	$9.35	$9.00	N/A
End of period	$10.71	$8.89	$12.61	$11.88	$10.90	$10.07	$9.35	N/A
Accumulation units outstanding
at the end of period	2,123	2,215	1,908	1,974	3,274	13,688	4,491	N/A

JNL/Capital Guardian
Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	$6.83	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.71	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,377	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division708
Accumulation unit value:
Beginning of period	$16.91	$29.07	$26.94	$26.19	$25.44	$24.57	N/A	N/A
End of period	$22.41	$16.91	$29.07	$26.94	$26.19	$25.44	N/A	N/A
Accumulation units outstanding
at the end of period	29	424	424	757	757	1,174	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	$6.56	$13.68	$11.42	N/A	N/A	N/A	N/A	N/A
End of period	$9.68	$6.56	$13.68	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,792	8,743	16,624	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	$6.54	$9.91	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.03	$6.54	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	101	106	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division448

Accumulation unit value:
Beginning of period	$11.20	$18.68	$18.88	$17.09	$16.81	$16.07	$15.25	N/A
End of period	$14.74	$11.20	$18.68	$18.88	$17.09	$16.81	$16.07	N/A
Accumulation units outstanding
at the end of period	2,780	3,016	3,090	3,235	3,457	4,986	2,636	N/A

JNL/Eagle SmallCap Equity
Division485
Accumulation unit value:
Beginning of period	$15.25	$25.12	$22.79	$19.30	$19.14	$16.38	$16.52	N/A
End of period	$20.32	$15.25	$25.12	$22.79	$19.30	$19.14	$16.38	N/A
Accumulation units outstanding
at the end of period	920	1,072	1,514	1,769	1,771	3,929	823	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	$6.24	$9.93	$10.05	N/A	N/A	N/A	N/A	N/A
End of period	$7.98	$6.24	$9.93	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,027	1,223	1,017	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	$5.78	$9.90	$10.37	N/A	N/A	N/A	N/A	N/A
End of period	$7.44	$5.78	$9.90	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	8,676	8,678	17,661	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division
Accumulation unit value:
Beginning of period	$7.51	$10.87	$10.87	N/A	N/A	N/A	N/A	N/A
End of period	$9.82	$7.51	$10.87	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	22,722	28,832	38,471	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	$6.02	$9.86	$10.38	N/A	N/A	N/A	N/A	N/A
End of period	$7.51	$6.02	$9.86	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	8,413	8,414	17,125	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division1146
Accumulation unit value:
Beginning of period	$7.67	$11.66	$12.63	$11.62	N/A	N/A	N/A	N/A
End of period	$10.07	$7.67	$11.66	$12.63	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	981	-	126	126	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division436
Accumulation unit value:
Beginning of period	$18.51	$19.85	$18.86	$18.32	$18.15	$17.26	$16.88	N/A
End of period	$20.78	$18.51	$19.85	$18.86	$18.32	$18.15	$17.26	N/A
Accumulation units outstanding
at the end of period	1,993	2,062	3,056	3,110	4,541	4,995	2,713	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division458
Accumulation unit value:
Beginning of period	$9.35	$17.12	$15.55	$11.98	$10.27	$8.53	$7.71	N/A
End of period	$11.96	$9.35	$17.12	$15.55	$11.98	$10.27	$8.53	N/A
Accumulation units outstanding
at the end of period	3,772	4,637	6,480	6,898	6,969	7,190	6,757	N/A

JNL/JPMorgan MidCap
Growth Division634
Accumulation unit value:
Beginning of period	$13.66	$25.00	$23.55	$21.37	$20.47	$16.50	N/A	N/A
End of period	$19.21	$13.66	$25.00	$23.55	$21.37	$20.47	N/A	N/A
Accumulation units outstanding
at the end of period	9,658	-	1,158	-	-	-	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division516
Accumulation unit value:
Beginning of period	$17.01	$16.24	$15.52	$15.28	$15.18	$15.06	N/A	N/A
End of period	$17.35	$17.01	$16.24	$15.52	$15.28	$15.18	N/A	N/A
Accumulation units outstanding
at the end of period	2,161	3,249	1,053	1,066	2,326	2,372	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division
Accumulation unit value:
Beginning of period	$6.92	$14.09	$13.66	N/A	N/A	N/A	N/A	N/A
End of period	$11.69	$6.92	$14.09	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	299	300	300	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity
Division436
Accumulation unit value:
Beginning of period	$11.73	$19.55	$20.41	$18.11	$16.93	$13.80	$13.04	N/A
End of period	$16.11	$11.73	$19.55	$20.41	$18.11	$16.93	$13.80	N/A
Accumulation units outstanding
at the end of period	5,481	5,541	8,116	13,878	27,246	33,191	23,113	N/A

JNL/Lazard Small Cap
Equity Division433
Accumulation unit value:
Beginning of period	$9.40	$15.57	$16.98	$14.79	$14.37	$12.66	$11.76	N/A
End of period	$8.87	$9.40	$15.57	$16.98	$14.79	$14.37	$12.66	N/A
Accumulation units outstanding
at the end of period	-	5,866	8,655	15,493	30,417	37,116	24,282	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1059

Accumulation unit value:
Beginning of period	$7.59	$11.91	$12.47	$11.93	N/A	N/A	N/A	N/A
End of period	$11.41	$7.59	$11.91	$12.47	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,489	5,430	9,200	21,139	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division433

Accumulation unit value:
Beginning of period	$12.01	$11.78	$11.25	$11.04	$11.02	$10.81	$10.66	N/A
End of period	$12.49	$12.01	$11.78	$11.25	$11.04	$11.02	$10.81	N/A
Accumulation units outstanding
at the end of period	107	98	87	74	2,268	2,179	38	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division1052
Accumulation unit value:
Beginning of period	$3.64	$6.13	$5.98	$5.09	N/A	N/A	N/A	N/A
End of period	$4.50	$3.64	$6.13	$5.98	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,338	1,340	2,652	2,664	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands
Sector Division598
Accumulation unit value:
Beginning of period	$7.05	$10.44	$11.52	$10.32	$10.76	$9.89	N/A	N/A
End of period	$9.23	$7.05	$10.44	$11.52	$10.32	$10.76	N/A	N/A
Accumulation units outstanding
at the end of period	693	1,454	1,878	1,886	1,894	1,902	N/A	N/A

JNL/MCM Dow Dividend Division1450

Accumulation unit value:
Beginning of period	$5.20	$10.44	$11.08	N/A	N/A	N/A	N/A	N/A
End of period	$6.15	$5.20	$10.44	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,229	3,112	8,349	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P
500 Stock Index Division432
Accumulation unit value:
Beginning of period	$6.03	$9.85	$9.66	$8.41	$8.20	$7.49	$7.00	N/A
End of period	$5.62	$6.03	$9.85	$9.66	$8.41	$8.20	$7.49	N/A
Accumulation units outstanding
at the end of period	-	6,305	8,586	8,594	11,456	10,875	7,050	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector
Division641
Accumulation unit value:
Beginning of period	$5.76	$11.86	$14.59	$12.51	$11.98	$10.68	N/A	N/A
End of period	$6.72	$5.76	$11.86	$14.59	$12.51	$11.98	N/A	N/A
Accumulation units outstanding
at the end of period	1,189	1,099	638	639	78	78	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector
Division526
Accumulation unit value:
Beginning of period	$9.41	$12.46	$11.78	$11.27	$10.65	$10.91	N/A	N/A
End of period	$11.19	$9.41	$12.46	$11.78	$11.27	$10.65	N/A	N/A
Accumulation units outstanding
at the end of period	82	7,369	423	430	1,397	1,361	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	$8.23	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.39	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,042	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division512
Accumulation unit value:
Beginning of period	$11.31	$20.16	$18.57	$15.03	$13.49	$11.85	N/A	N/A
End of period	$14.38	$11.31	$20.16	$18.57	$15.03	$13.49	N/A	N/A
Accumulation units outstanding
at the end of period	484	360	3,277	418	2,326	2,437	N/A	N/A

JNL/MCM JNL 5 Division799

Accumulation unit value:
Beginning of period	$7.81	$13.83	$13.86	$11.86	$10.94	N/A	N/A	N/A
End of period	$9.54	$7.81	$13.83	$13.86	$11.86	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	32,137	48,443	70,181	10,201	9,058	N/A	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	$6.35	$11.97	$10.65	N/A	N/A	N/A	N/A	N/A
End of period	$8.60	$6.35	$11.97	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	9,783	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Nasdaq 25 Division1450

Accumulation unit value:
Beginning of period	$7.31	$12.71	$12.32	N/A	N/A	N/A	N/A	N/A
End of period	$9.64	$7.31	$12.71	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	112	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector
Division598
Accumulation unit value:
Beginning of period	$22.33	$36.55	$27.47	$23.13	$17.19	$14.11	N/A	N/A
End of period	$26.37	$22.33	$36.55	$27.47	$23.13	$17.19	N/A	N/A
Accumulation units outstanding
at the end of period	1,586	2,986	5,118	5,755	3,142	128	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap
Index Division432
Accumulation unit value:
Beginning of period	$9.83	$16.02	$15.16	$14.05	$12.76	$11.21	$10.63	N/A
End of period	$13.35	$9.83	$16.02	$15.16	$14.05	$12.76	$11.21	N/A
Accumulation units outstanding
at the end of period	3,247	4,689	6,697	6,263	10,157	9,868	2,120	N/A

JNL/MCM S&P 500 Index Division486

Accumulation unit value:
Beginning of period	$7.66	$12.50	$12.12	$10.71	$10.43	$9.63	$9.63	N/A
End of period	$9.49	$7.66	$12.50	$12.12	$10.71	$10.43	$9.63	N/A
Accumulation units outstanding
at the end of period	9,078	984	4,915	6,194	9,096	13,492	2,138	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	$6.06	$8.72	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.63	$6.06	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,181	9,915	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Select Small-Cap
Division1224
Accumulation unit value:
Beginning of period	$10.90	$18.48	$20.66	N/A	N/A	N/A	N/A	N/A
End of period	$11.24	$10.90	$18.48	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,686	4,873	5,580	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index
Division469
Accumulation unit value:
Beginning of period	$9.54	$14.91	$15.49	$13.41	$13.08	$11.33	$10.97	N/A
End of period	$11.95	$9.54	$14.91	$15.49	$13.41	$13.08	$11.33	N/A
Accumulation units outstanding
at the end of period	7,365	4,175	1,997	1,583	3,630	2,960	356	N/A

JNL/MCM Technology Sector
Division576
Accumulation unit value:
Beginning of period	$3.84	$6.90	$6.13	$5.70	$5.66	$5.34	N/A	N/A
End of period	$6.19	$3.84	$6.90	$6.13	$5.70	$5.66	N/A	N/A
Accumulation units outstanding
at the end of period	28,335	1,395	2,386	2,401	523	7,179	N/A	N/A

JNL/MCM Value Line 30
Division1450
Accumulation unit value:
Beginning of period	$9.19	$17.77	$17.86	N/A	N/A	N/A	N/A	N/A
End of period	$10.36	$9.19	$17.77	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	75	17,679	25,708	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM VIP Division709

Accumulation unit value:
Beginning of period	$8.08	$14.36	$13.19	$11.95	$11.07	$10.48	N/A	N/A
End of period	$9.85	$8.08	$14.36	$13.19	$11.95	$11.07	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	1,484	1,513	1,582	1,583	N/A	N/A

JNL/Oppenheimer Global
Growth Division448
Accumulation unit value:
Beginning of period	$8.78	$15.10	$14.44	$12.56	$11.23	$9.68	$9.00	N/A
End of period	$12.04	$8.78	$15.10	$14.44	$12.56	$11.23	$9.68	N/A
Accumulation units outstanding
at the end of period	7,447	8,784	11,241	14,268	14,821	15,654	7,196	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	$7.46	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.45	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,873	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.33	$11.23	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.91	$10.33	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	8,904	7,074	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return
Bond Division436
Accumulation unit value:
Beginning of period	$14.76	$14.95	$14.04	$13.80	$13.71	$13.35	$13.18	N/A
End of period	$16.76	$14.76	$14.95	$14.04	$13.80	$13.71	$13.35	N/A
Accumulation units outstanding
at the end of period	9,305	10,540	20,456	21,394	27,088	30,801	15,407	N/A

JNL/PPM America Core
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High
Yield Bond Division674
Accumulation unit value:
Beginning of period	$9.25	$13.58	$13.96	$12.85	$12.84	$12.49	N/A	N/A
End of period	$13.30	$9.25	$13.58	$13.96	$12.85	$12.84	N/A	N/A
Accumulation units outstanding
at the end of period	3,903	17,986	5,465	5,645	11,367	14,609	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division436
Accumulation unit value:
Beginning of period	$10.67	$20.56	$22.15	$19.93	$19.32	$17.90	$16.82	N/A
End of period	$15.18	$10.67	$20.56	$22.15	$19.93	$19.32	$17.90	N/A
Accumulation units outstanding
at the end of period	1,934	2,186	2,041	2,089	2,185	2,893	2,319	N/A

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	$7.03	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.76	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	15,323	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division453
Accumulation unit value:
Beginning of period	$9.70	$16.21	$15.10	$13.28	$12.45	$11.24	$10.77	N/A
End of period	$12.50	$9.70	$16.21	$15.10	$13.28	$12.45	$11.24	N/A
Accumulation units outstanding
at the end of period	30,569	41,123	48,734	64,067	98,669	156,593	62,067	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Conservative
Division1067
Accumulation unit value:
Beginning of period	$9.89	$11.66	$11.16	$10.72	N/A	N/A	N/A	N/A
End of period	$11.04	$9.89	$11.66	$11.16	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	25,222	1,431	789	276	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth
Division442
Accumulation unit value:
Beginning of period	$10.22	$16.07	$15.04	$13.40	$12.68	$11.57	$11.03	N/A
End of period	$12.87	$10.22	$16.07	$15.04	$13.40	$12.68	$11.57	N/A
Accumulation units outstanding
at the end of period	69,148	72,043	71,568	73,879	76,220	89,807	15,265	N/A

JNL/S&P Managed Moderate
Division775
Accumulation unit value:
Beginning of period	$9.67	$12.48	$11.78	$10.85	$10.48	N/A	N/A	N/A
End of period	$11.28	$9.67	$12.48	$11.78	$10.85	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,217	1,246	2,481	896	104	N/A	N/A	N/A

JNL/S&P Managed Moderate
Growth Division432
Accumulation unit value:
Beginning of period	$10.89	$15.27	$14.29	$12.95	$12.38	$11.49	$11.02	N/A
End of period	$13.22	$10.89	$15.27	$14.29	$12.95	$12.38	$11.49	N/A
Accumulation units outstanding
at the end of period	36,405	50,143	107,963	115,087	123,852	111,004	69,185	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	$6.37	$9.68	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.94	$6.37	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	16,854	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division436

Accumulation unit value:
Beginning of period	$21.40	$27.45	$25.97	$23.24	$22.44	$20.58	$19.42	N/A
End of period	$25.19	$21.40	$27.45	$25.97	$23.24	$22.44	$20.58	N/A
Accumulation units outstanding
at the end of period	6,563	2,937	5,040	4,878	5,513	9,857	3,294	N/A

JNL/Select Money Market
Division430
Accumulation unit value:
Beginning of period	$12.81	$12.75	$12.38	$12.04	$11.92	$12.03	$12.06	N/A
End of period	$12.62	$12.81	$12.75	$12.38	$12.04	$11.92	$12.03	N/A
Accumulation units outstanding
at the end of period	324	6,543	534	564	24,303	1,828	4,696	N/A

JNL/Select Value Division448

Accumulation unit value:
Beginning of period	$14.37	$21.93	$20.68	$17.39	$16.35	$14.48	$13.58	N/A
End of period	$17.53	$14.37	$21.93	$20.68	$17.39	$16.35	$14.48	N/A
Accumulation units outstanding
at the end of period	1,509	1,610	2,388	2,541	2,040	2,490	2,018	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established
Growth Division448
Accumulation unit value:
Beginning of period	$17.84	$31.74	$29.31	$26.22	$25.13	$23.25	$21.90	N/A
End of period	$25.18	$17.84	$31.74	$29.31	$26.22	$25.13	$23.25	N/A
Accumulation units outstanding
at the end of period	4,898	5,458	5,665	3,914	4,362	4,325	1,471	N/A

JNL/T.Rowe Price Mid-Cap
Growth Division436
Accumulation unit value:
Beginning of period	$25.86	$44.31	$38.44	$36.60	$32.62	$28.10	$26.40	N/A
End of period	$37.35	$25.86	$44.31	$38.44	$36.60	$32.62	$28.10	N/A
Accumulation units outstanding
at the end of period	5,146	3,819	7,795	8,416	14,710	18,859	10,946	N/A

JNL/T.Rowe Price Short-Term
Bond Division
Accumulation unit value:
Beginning of period	$9.72	$10.64	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.29	$9.72	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	335	356	N/A	N/A	N/A	N/A	N/A	N/A
JNL/T.Rowe Price Value
Division436
Accumulation unit value:
Beginning of period	$9.34	$15.95	$16.09	$13.63	$13.05	$11.52	$10.62	N/A
End of period	$12.59	$9.34	$15.95	$16.09	$13.63	$13.05	$11.52	N/A
Accumulation units outstanding
at the end of period	7,872	8,783	10,308	10,816	12,620	15,479	7,846	N/A

Accumulation Unit Values
Contract with Endorsements - 1.70%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt
65 Division2024
Accumulation unit value:
Beginning of period	$10.40	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.81	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	65	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real
Estate Division866
Accumulation unit value:
Beginning of period	$8.19	$12.96	$15.51	$11.57	$11.11	N/A	N/A	N/A
End of period	$10.67	$8.19	$12.96	$15.51	$11.57	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,495	5,596	5,513	10,979	1,975	N/A	N/A	N/A

JNL/AIM International
Growth Division1034
Accumulation unit value:
Beginning of period	$10.76	$18.54	$17.18	$15.50	N/A	N/A	N/A	N/A
End of period	$14.50	$10.76	$18.54	$17.18	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	12,101	12,578	7,550	1,871	N/A	N/A	N/A	N/A

JNL/AIM Large Cap Growth
Division205
Accumulation unit value:
Beginning of period	$8.64	$14.09	$12.39	$11.68	$11.08	$10.25	$8.01	$7.85
End of period	$10.56	$8.64	$14.09	$12.39	$11.68	$11.08	$10.25	$8.01
Accumulation units outstanding
at the end of period	1,574	1,662	1,654	2,084	1,706	1,797	1,749	409

JNL/AIM Small Cap Growth
Division352
Accumulation unit value:
Beginning of period	$9.20	$15.52	$14.18	$12.60	$11.82	$11.25	$9.50	N/A
End of period	$12.19	$9.20	$15.52	$14.18	$12.60	$11.82	$11.25	N/A
Accumulation units outstanding
at the end of period	7,836	472	1,049	1,130	1,234	1,327	1,349	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division248
Accumulation unit value:
Beginning of period	$8.87	$12.58	$11.85	$10.88	$10.05	$9.34	$8.36	$8.36
End of period	$10.68	$8.87	$12.58	$11.85	$10.88	$10.05	$9.34	$8.36
Accumulation units outstanding
at the end of period	4,344	4,453	2,461	2,501	6,746	2,565	1,750	195

JNL/Capital Guardian
Global Diversified Research Division
Accumulation unit value:
Beginning of period	$16.88	$29.62	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$22.94	$16.88	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	85	87	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	$6.51	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.70	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	585	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division629
Accumulation unit value:
Beginning of period	$16.84	$28.96	$26.85	$26.11	$25.37	$22.77	N/A	N/A
End of period	$22.32	$16.84	$28.96	$26.85	$26.11	$25.37	N/A	N/A
Accumulation units outstanding
at the end of period	2,643	2,118	3,090	1,395	1,415	879	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	$6.56	$13.68	$11.77	N/A	N/A	N/A	N/A	N/A
End of period	$9.67	$6.56	$13.68	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	20,535	19,897	12,187	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	$6.54	$9.93	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.03	$6.54	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	2,069	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division415

Accumulation unit value:
Beginning of period	$11.16	$18.61	$18.82	$17.04	$16.77	$16.04	$14.85	N/A
End of period	$14.68	$11.16	$18.61	$18.82	$17.04	$16.77	$16.04	N/A
Accumulation units outstanding
at the end of period	3,539	2,732	2,809	2,888	2,840	2,896	1,126	N/A

JNL/Eagle SmallCap Equity
Division557
Accumulation unit value:
Beginning of period	$15.19	$25.04	$22.72	$19.24	$19.09	$17.48	N/A	N/A
End of period	$20.24	$15.19	$25.04	$22.72	$19.24	$19.09	N/A	N/A
Accumulation units outstanding
at the end of period	244	244	244	244	311	312	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	$6.23	$9.93	$10.41	N/A	N/A	N/A	N/A	N/A
End of period	$7.97	$6.23	$9.93	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,160	2,468	1,226	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	$5.78	$9.90	$10.68	N/A	N/A	N/A	N/A	N/A
End of period	$7.43	$5.78	$9.90	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	2,664	3,514	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division1111
Accumulation unit value:
Beginning of period	$7.51	$10.87	$10.86	$9.98	N/A	N/A	N/A	N/A
End of period	$9.81	$7.51	$10.87	$10.86	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,279	6,848	7,761	3,145	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	$6.02	$9.86	$10.61	N/A	N/A	N/A	N/A	N/A
End of period	$7.50	$6.02	$9.86	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,866	3,615	3,433	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division929
Accumulation unit value:
Beginning of period	$7.66	$11.65	$12.62	$10.91	$10.31	N/A	N/A	N/A
End of period	$10.06	$7.66	$11.65	$12.62	$10.91	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,245	1,380	790	817	848	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division248
Accumulation unit value:
Beginning of period	$18.43	$19.77	$18.80	$18.26	$18.10	$17.22	$15.43	$15.43
End of period	$20.69	$18.43	$19.77	$18.80	$18.26	$18.10	$17.22	$15.43
Accumulation units outstanding
at the end of period	6,309	6,367	6,798	3,192	7,523	14,634	1,252	42

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division1033
Accumulation unit value:
Beginning of period	$8.14	$12.95	$12.81	$11.87	N/A	N/A	N/A	N/A
End of period	$10.61	$8.14	$12.95	$12.81	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division453
Accumulation unit value:
Beginning of period	$9.32	$17.07	$15.51	$11.95	$10.25	$8.51	$7.85	N/A
End of period	$11.92	$9.32	$17.07	$15.51	$11.95	$10.25	$8.51	N/A
Accumulation units outstanding
at the end of period	15,275	21,222	12,840	15,174	13,395	1,464	255	N/A

JNL/JPMorgan MidCap
Growth Division205
Accumulation unit value:
Beginning of period	$13.61	$24.91	$23.47	$21.30	$20.41	$17.59	$13.19	$12.26
End of period	$19.12	$13.61	$24.91	$23.47	$21.30	$20.41	$17.59	$13.19
Accumulation units outstanding
at the end of period	1,012	1,084	1,740	1,972	1,997	1,131	518	210

JNL/JPMorgan U.S. Government
& Quality Bond Division248
Accumulation unit value:
Beginning of period	$16.94	$16.17	$15.47	$15.23	$15.14	$14.83	$14.91	$14.91
End of period	$17.27	$16.94	$16.17	$15.47	$15.23	$15.14	$14.83	$14.91
Accumulation units outstanding
at the end of period	7,116	6,882	7,107	6,853	7,447	17,746	1,691	109

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division
Accumulation unit value:
Beginning of period	$6.92	$14.08	$12.18	N/A	N/A	N/A	N/A	N/A
End of period	$11.68	$6.92	$14.08	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	16,595	17,949	11,551	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity
Division248
Accumulation unit value:
Beginning of period	$11.69	$19.49	$20.36	$18.07	$16.89	$13.78	$10.87	$10.87
End of period	$16.06	$11.69	$19.49	$20.36	$18.07	$16.89	$13.78	$10.87
Accumulation units outstanding
at the end of period	3,906	4,253	6,701	5,063	5,132	4,331	1,870	60

JNL/Lazard Small Cap
Equity Division352
Accumulation unit value:
Beginning of period	$9.37	$15.52	$16.94	$14.75	$14.34	$12.64	$10.40	N/A
End of period	$8.84	$9.37	$15.52	$16.94	$14.75	$14.34	$12.64	N/A
Accumulation units outstanding
at the end of period	-	1,678	1,983	1,872	2,809	2,952	2,134	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	$6.15	$8.85	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.53	$6.15	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,388	1,460	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1059

Accumulation unit value:
Beginning of period	$7.57	$11.88	$12.44	$11.90	N/A	N/A	N/A	N/A
End of period	$11.38	$7.57	$11.88	$12.44	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	21,302	30,355	37,103	71,056	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division602

Accumulation unit value:
Beginning of period	$11.99	$11.76	$11.24	$11.03	$11.02	$10.64	N/A	N/A
End of period	$12.46	$11.99	$11.76	$11.24	$11.03	$11.02	N/A	N/A
Accumulation units outstanding
at the end of period	6,930	8,530	9,778	9,434	7,509	11,543	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division582
Accumulation unit value:
Beginning of period	$3.63	$6.12	$5.97	$4.46	$4.49	$3.94	N/A	N/A
End of period	$4.48	$3.63	$6.12	$5.97	$4.46	$4.49	N/A	N/A
Accumulation units outstanding
at the end of period	1,008	1,008	1,008	1,008	1,008	1,008	N/A	N/A

JNL/MCM Consumer Brands
Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division1450

Accumulation unit value:
Beginning of period	$5.20	$10.44	$11.07	N/A	N/A	N/A	N/A	N/A
End of period	$6.14	$5.20	$10.44	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	13,753	14,651	546	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P
500 Stock Index Division352
Accumulation unit value:
Beginning of period	$6.01	$9.83	$9.64	$8.39	$8.18	$7.48	$6.67	N/A
End of period	$5.60	$6.01	$9.83	$9.64	$8.39	$8.18	$7.48	N/A
Accumulation units outstanding
at the end of period	-	4,418	6,224	6,734	6,172	6,351	3,418	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	$6.62	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.69	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,809	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector
Division579
Accumulation unit value:
Beginning of period	$9.38	$12.43	$11.75	$11.25	$10.63	$10.66	N/A	N/A
End of period	$11.16	$9.38	$12.43	$11.75	$11.25	$10.63	N/A	N/A
Accumulation units outstanding
at the end of period	5,449	6,154	7,267	19,413	21,242	15,710	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	$6.81	$9.01	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.39	$6.81	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	757	210	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division579
Accumulation unit value:
Beginning of period	$11.29	$20.12	$18.54	$15.02	$13.48	$11.03	N/A	N/A
End of period	$14.35	$11.29	$20.12	$18.54	$15.02	$13.48	N/A	N/A
Accumulation units outstanding
at the end of period	13,619	17,159	11,983	11,541	9,956	12,026	N/A	N/A

JNL/MCM JNL 5 Division721

Accumulation unit value:
Beginning of period	$7.81	$13.82	$13.86	$11.86	$10.90	$10.50	N/A	N/A
End of period	$9.53	$7.81	$13.82	$13.86	$11.86	$10.90	N/A	N/A
Accumulation units outstanding
at the end of period	248,813	302,449	285,276	9,295	4,936	11,472	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	$6.34	$11.82	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.59	$6.34	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,688	2,328	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Nasdaq 25 Division1450

Accumulation unit value:
Beginning of period	$7.30	$12.70	$12.31	N/A	N/A	N/A	N/A	N/A
End of period	$9.63	$7.30	$12.70	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	916	1,839	773	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division1316
Accumulation unit value:
Beginning of period	$6.14	$11.55	$10.25	N/A	N/A	N/A	N/A	N/A
End of period	$8.21	$6.14	$11.55	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,699	6,656	3,552	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector
Division582
Accumulation unit value:
Beginning of period	$22.27	$36.45	$27.41	$23.08	$17.16	$13.75	N/A	N/A
End of period	$26.29	$22.27	$36.45	$27.41	$23.08	$17.16	N/A	N/A
Accumulation units outstanding
at the end of period	4,155	3,777	2,039	1,258	5,444	578	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	$7.12	$9.51	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.32	$7.12	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	660	688	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap
Index Division382
Accumulation unit value:
Beginning of period	$9.81	$15.99	$15.14	$14.04	$12.75	$11.20	$9.58	N/A
End of period	$13.32	$9.81	$15.99	$15.14	$14.04	$12.75	$11.20	N/A
Accumulation units outstanding
at the end of period	16,745	20,348	23,075	24,453	25,406	23,951	983	N/A

JNL/MCM S&P 500 Index Division390

Accumulation unit value:
Beginning of period	$7.65	$12.48	$12.10	$10.69	$10.42	$9.63	$8.60	N/A
End of period	$9.47	$7.65	$12.48	$12.10	$10.69	$10.42	$9.63	N/A
Accumulation units outstanding
at the end of period	23,690	25,471	31,161	31,040	32,201	38,263	530	N/A

JNL/MCM S&P SMid 60 Division1316

Accumulation unit value:
Beginning of period	$6.06	$8.83	$10.19	N/A	N/A	N/A	N/A	N/A
End of period	$9.62	$6.06	$8.83	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,684	2,855	671	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Select Small-Cap
Division1224
Accumulation unit value:
Beginning of period	$10.87	$18.44	$20.61	N/A	N/A	N/A	N/A	N/A
End of period	$11.20	$10.87	$18.44	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	13,445	17,045	18,256	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index
Division415
Accumulation unit value:
Beginning of period	$9.52	$14.88	$15.47	$13.39	$13.07	$11.32	$10.47	N/A
End of period	$11.92	$9.52	$14.88	$15.47	$13.39	$13.07	$11.32	N/A
Accumulation units outstanding
at the end of period	11,464	13,160	15,227	14,832	15,282	15,249	360	N/A

JNL/MCM Technology Sector
Division692
Accumulation unit value:
Beginning of period	$3.83	$6.89	$6.12	$5.69	$5.65	$5.21	N/A	N/A
End of period	$6.16	$3.83	$6.89	$6.12	$5.69	$5.65	N/A	N/A
Accumulation units outstanding
at the end of period	7,486	93	94	94	95	96	N/A	N/A

JNL/MCM Value Line 30
Division1450
Accumulation unit value:
Beginning of period	$9.17	$17.75	$17.85	N/A	N/A	N/A	N/A	N/A
End of period	$10.34	$9.17	$17.75	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	13,606	17,963	8,754	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM VIP Division863

Accumulation unit value:
Beginning of period	$8.08	$14.37	$13.20	$11.97	$11.11	N/A	N/A	N/A
End of period	$9.85	$8.08	$14.37	$13.20	$11.97	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	555	2,937	2,648	2,860	2,582	N/A	N/A	N/A

JNL/Oppenheimer Global
Growth Division382
Accumulation unit value:
Beginning of period	$8.76	$15.07	$14.42	$12.54	$11.21	$9.67	$7.96	N/A
End of period	$12.01	$8.76	$15.07	$14.42	$12.54	$11.21	$9.67	N/A
Accumulation units outstanding
at the end of period	4,636	5,587	5,637	4,840	4,773	3,495	1,403	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	$8.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.01	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	12,484	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	$7.67	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.44	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,728	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.33	$10.91	$10.02	N/A	N/A	N/A	N/A	N/A
End of period	$11.90	$10.33	$10.91	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	8,822	14,210	13,557	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return
Bond Division205
Accumulation unit value:
Beginning of period	$14.71	$14.90	$14.00	$13.76	$13.68	$13.33	$12.94	$12.62
End of period	$16.70	$14.71	$14.90	$14.00	$13.76	$13.68	$13.33	$12.94
Accumulation units outstanding
at the end of period	16,158	12,994	29,925	32,722	29,135	27,825	8,556	407

JNL/PPM America Core
Equity Division398
Accumulation unit value:
Beginning of period	$12.51	$21.39	$23.46	$20.98	$19.62	$17.65	$15.76	N/A
End of period	$15.55	$12.51	$21.39	$23.46	$20.98	$19.62	$17.65	N/A
Accumulation units outstanding
at the end of period	-	1,068	1,068	-	-	-	-	N/A

JNL/PPM America High
Yield Bond Division674
Accumulation unit value:
Beginning of period	$9.22	$13.54	$13.92	$12.81	$12.82	$12.47	N/A	N/A
End of period	$13.26	$9.22	$13.54	$13.92	$12.81	$12.82	N/A	N/A
Accumulation units outstanding
at the end of period	9,790	10,087	11,609	14,220	24,614	23,731	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division352
Accumulation unit value:
Beginning of period	$10.63	$20.48	$22.08	$19.87	$19.26	$17.85	$16.31	N/A
End of period	$15.11	$10.63	$20.48	$22.08	$19.87	$19.26	$17.85	N/A
Accumulation units outstanding
at the end of period	918	918	1,629	1,926	2,136	2,262	1,583	N/A

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$6.67	$9.85	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.30	$6.67	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	725	1,916	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division343
Accumulation unit value:
Beginning of period	$9.67	$16.16	$15.06	$13.25	$12.43	$11.22	$10.02	N/A
End of period	$12.45	$9.67	$16.16	$15.06	$13.25	$12.43	$11.22	N/A
Accumulation units outstanding
at the end of period	57,773	66,358	152,401	171,756	172,255	175,852	6,876	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Conservative
Division687
Accumulation unit value:
Beginning of period	$9.88	$11.65	$11.15	$10.51	$10.31	$9.94	N/A	N/A
End of period	$11.02	$9.88	$11.65	$11.15	$10.51	$10.31	N/A	N/A
Accumulation units outstanding
at the end of period	25,262	21,383	15,173	4,347	-	-	N/A	N/A

JNL/S&P Managed Growth
Division284
Accumulation unit value:
Beginning of period	$10.19	$16.03	$15.00	$13.36	$12.65	$11.55	$9.14	N/A
End of period	$12.82	$10.19	$16.03	$15.00	$13.36	$12.65	$11.55	N/A
Accumulation units outstanding
at the end of period	125,178	122,176	137,908	133,092	134,163	125,662	24,416	N/A

JNL/S&P Managed Moderate
Division714
Accumulation unit value:
Beginning of period	$9.64	$12.46	$11.76	$10.84	$10.50	$10.29	N/A	N/A
End of period	$11.25	$9.64	$12.46	$11.76	$10.84	$10.50	N/A	N/A
Accumulation units outstanding
at the end of period	20,371	24,655	17,824	13,997	10,581	23,389	N/A	N/A

JNL/S&P Managed Moderate
Growth Division205
Accumulation unit value:
Beginning of period	$10.85	$15.23	$14.25	$12.92	$12.35	$11.47	$9.91	$9.31
End of period	$13.17	$10.85	$15.23	$14.25	$12.92	$12.35	$11.47	$9.91
Accumulation units outstanding
at the end of period	25,177	23,289	57,993	52,957	54,564	54,745	21,620	1,641

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division382

Accumulation unit value:
Beginning of period	$21.32	$27.35	$25.88	$23.16	$22.37	$20.52	$18.55	N/A
End of period	$25.08	$21.32	$27.35	$25.88	$23.16	$22.37	$20.52	N/A
Accumulation units outstanding
at the end of period	2,740	2,835	4,278	4,888	4,964	5,054	3,591	N/A

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	$12.75	$12.74	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.55	$12.75	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	112	112	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division427

Accumulation unit value:
Beginning of period	$14.35	$21.89	$20.65	$17.37	$16.33	$14.48	$13.18	N/A
End of period	$17.49	$14.35	$21.89	$20.65	$17.37	$16.33	$14.48	N/A
Accumulation units outstanding
at the end of period	1,765	1,890	3,329	1,451	1,520	229	245	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established
Growth Division352
Accumulation unit value:
Beginning of period	$17.77	$31.62	$29.21	$26.13	$25.05	$23.19	$20.79	N/A
End of period	$25.07	$17.77	$31.62	$29.21	$26.13	$25.05	$23.19	N/A
Accumulation units outstanding
at the end of period	13,448	8,916	6,173	3,527	3,374	2,397	1,470	N/A

JNL/T.Rowe Price Mid-Cap
Growth Division343
Accumulation unit value:
Beginning of period	$25.78	$44.18	$38.34	$36.51	$32.55	$28.05	$24.14	N/A
End of period	$37.21	$25.78	$44.18	$38.34	$36.51	$32.55	$28.05	N/A
Accumulation units outstanding
at the end of period	3,174	2,552	2,687	2,022	1,520	1,306	898	N/A

JNL/T.Rowe Price Short-Term
Bond Division1134
Accumulation unit value:
Beginning of period	$9.71	$10.50	$10.19	$10.06	N/A	N/A	N/A	N/A
End of period	$10.27	$9.71	$10.50	$10.19	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	145	2,155	2,262	2,101	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value
Division205
Accumulation unit value:
Beginning of period	$9.31	$15.92	$16.05	$13.60	$13.04	$11.51	$9.01	$7.84
End of period	$12.55	$9.31	$15.92	$16.05	$13.60	$13.04	$11.51	$9.01
Accumulation units outstanding
at the end of period	10,762	11,919	12,193	11,798	12,531	13,295	10,689	656

Accumulation Unit Values
Contract with Endorsements - 1.75%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt
35 Division2180
Accumulation unit value:
Beginning of period	$12.93	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.07	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,459	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt
50 Division2075
Accumulation unit value:
Beginning of period	$11.17	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.40	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	534	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real
Estate Division828
Accumulation unit value:
Beginning of period	$8.18	$12.94	$15.50	$11.56	$10.15	N/A	N/A	N/A
End of period	$10.65	$8.18	$12.94	$15.50	$11.56	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,336	10,244	15,559	25,422	14,731	N/A	N/A	N/A

JNL/AIM International
Growth Division335
Accumulation unit value:
Beginning of period	$10.69	$18.42	$17.08	$14.18	$13.03	$11.40	$9.32	N/A
End of period	$14.39	$10.69	$18.42	$17.08	$14.18	$13.03	$11.40	N/A
Accumulation units outstanding
at the end of period	38,810	43,497	22,545	12,039	2,275	890	685	N/A

JNL/AIM Large Cap Growth
Division339
Accumulation unit value:
Beginning of period	$8.61	$14.05	$12.36	$11.66	$11.06	$10.23	$8.90	N/A
End of period	$10.51	$8.61	$14.05	$12.36	$11.66	$11.06	$10.23	N/A
Accumulation units outstanding
at the end of period	20,686	16,119	16,863	19,210	16,608	15,628	14,143	N/A

JNL/AIM Small Cap Growth
Division335
Accumulation unit value:
Beginning of period	$9.17	$15.48	$14.14	$12.57	$11.80	$11.24	$9.02	N/A
End of period	$12.14	$9.17	$15.48	$14.14	$12.57	$11.80	$11.24	N/A
Accumulation units outstanding
at the end of period	27,834	8,845	11,169	16,150	16,555	14,207	13,267	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division386
Accumulation unit value:
Beginning of period	$8.83	$12.53	$11.81	$10.85	$10.03	$9.33	$8.64	N/A
End of period	$10.63	$8.83	$12.53	$11.81	$10.85	$10.03	$9.33	N/A
Accumulation units outstanding
at the end of period	57,635	45,621	53,634	45,717	46,520	20,176	20,174	N/A

JNL/Capital Guardian
Global Diversified Research Division1150
Accumulation unit value:
Beginning of period	$16.77	$29.66	$25.02	$22.84	N/A	N/A	N/A	N/A
End of period	$22.77	$16.77	$29.66	$25.02	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,991	2,183	155	155	N/A	N/A	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	$6.64	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.69	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,730	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division787
Accumulation unit value:
Beginning of period	$16.72	$28.77	$26.68	$25.97	$23.55	N/A	N/A	N/A
End of period	$22.14	$16.72	$28.77	$26.68	$25.97	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,233	3,194	144	28	16	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	$6.55	$13.67	$11.33	N/A	N/A	N/A	N/A	N/A
End of period	$9.65	$6.55	$13.67	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	67,787	59,019	83,497	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	$6.53	$9.70	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.02	$6.53	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	7,980	7,271	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division328

Accumulation unit value:
Beginning of period	$11.09	$18.51	$18.73	$16.96	$16.70	$15.98	$13.92	N/A
End of period	$14.58	$11.09	$18.51	$18.73	$16.96	$16.70	$15.98	N/A
Accumulation units outstanding
at the end of period	4,501	4,087	4,269	4,402	4,534	4,680	4,392	N/A

JNL/Eagle SmallCap Equity
Division375
Accumulation unit value:
Beginning of period	$15.10	$24.89	$22.60	$19.15	$19.01	$16.29	$14.23	N/A
End of period	$20.10	$15.10	$24.89	$22.60	$19.15	$19.01	$16.29	N/A
Accumulation units outstanding
at the end of period	16,266	15,254	20,330	16,094	14,900	2,791	2,791	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002
JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	$6.23	$9.92	$9.98	N/A	N/A	N/A	N/A	N/A
End of period	$7.96	$6.23	$9.92	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	21,617	24,059	36,485	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	$5.77	$9.90	$10.61	N/A	N/A	N/A	N/A	N/A
End of period	$7.42	$5.77	$9.90	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	7,707	8,153	7,028	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division1123
Accumulation unit value:
Beginning of period	$7.50	$10.86	$10.85	$10.17	N/A	N/A	N/A	N/A
End of period	$9.79	$7.50	$10.86	$10.85	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	25,607	17,224	13,006	2,403	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	$6.01	$9.85	$10.61	N/A	N/A	N/A	N/A	N/A
End of period	$7.49	$6.01	$9.85	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	11,518	9,409	6,866	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division853
Accumulation unit value:
Beginning of period	$7.64	$11.63	$12.61	$10.90	$10.57	N/A	N/A	N/A
End of period	$10.03	$7.64	$11.63	$12.61	$10.90	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	7,698	2,676	2,980	7,446	2,084	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division398
Accumulation unit value:
Beginning of period	$18.31	$19.65	$18.69	$18.16	$18.01	$17.14	$16.35	N/A
End of period	$20.54	$18.31	$19.65	$18.69	$18.16	$18.01	$17.14	N/A
Accumulation units outstanding
at the end of period	25,221	27,206	27,907	27,202	27,646	5,284	3,657	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division1940
Accumulation unit value:
Beginning of period	$9.64	$9.33	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.65	$9.64	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,516	1,380	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division853
Accumulation unit value:
Beginning of period	$8.12	$12.93	$12.80	$11.26	$10.75	N/A	N/A	N/A
End of period	$10.59	$8.12	$12.93	$12.80	$11.26	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,439	756	772	3,247	2,041	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy
Division2179
Accumulation unit value:
Beginning of period	$10.26	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.36	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,457	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division383
Accumulation unit value:
Beginning of period	$9.27	$16.99	$15.44	$11.91	$10.22	$8.49	$6.80	N/A
End of period	$11.85	$9.27	$16.99	$15.44	$11.91	$10.22	$8.49	N/A
Accumulation units outstanding
at the end of period	63,349	75,525	88,707	78,662	38,621	8,557	7,743	N/A

JNL/JPMorgan MidCap
Growth Division853
Accumulation unit value:
Beginning of period	$13.51	$24.75	$23.33	$21.19	$19.76	N/A	N/A	N/A
End of period	$18.98	$13.51	$24.75	$23.33	$21.19	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,826	4,380	6,497	506	506	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division359
Accumulation unit value:
Beginning of period	$16.83	$16.07	$15.38	$15.15	$15.07	$14.76	$15.24	N/A
End of period	$17.14	$16.83	$16.07	$15.38	$15.15	$15.07	$14.76	N/A
Accumulation units outstanding
at the end of period	14,786	14,049	27,285	28,341	28,725	7,399	5,863	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division1078
Accumulation unit value:
Beginning of period	$6.91	$14.07	$10.86	$8.78	N/A	N/A	N/A	N/A
End of period	$11.65	$6.91	$14.07	$10.86	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	59,348	42,550	7,912	3,249	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity
Division335
Accumulation unit value:
Beginning of period	$11.63	$19.39	$20.27	$18.00	$16.84	$13.74	$11.50	N/A
End of period	$15.96	$11.63	$19.39	$20.27	$18.00	$16.84	$13.74	N/A
Accumulation units outstanding
at the end of period	31,504	31,634	38,544	32,538	30,964	8,270	7,631	N/A

JNL/Lazard Small Cap
Equity Division335
Accumulation unit value:
Beginning of period	$9.32	$15.44	$16.87	$14.69	$14.29	$12.60	$9.92	N/A
End of period	$8.79	$9.32	$15.44	$16.87	$14.69	$14.29	$12.60	N/A
Accumulation units outstanding
at the end of period	-	5,079	7,078	7,513	7,546	5,239	3,475	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders
Division1936
Accumulation unit value:
Beginning of period	$8.32	$7.42	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.24	$8.32	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	25	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	$6.14	$9.16	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.52	$6.14	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	34,412	19,007	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1059

Accumulation unit value:
Beginning of period	$7.53	$11.83	$12.39	$11.86	N/A	N/A	N/A	N/A
End of period	$11.32	$7.53	$11.83	$12.39	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	44,891	57,966	83,235	150,628	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division343

Accumulation unit value:
Beginning of period	$11.95	$11.73	$11.21	$11.01	$11.00	$10.80	$10.98	N/A
End of period	$12.42	$11.95	$11.73	$11.21	$11.01	$11.00	$10.80	N/A
Accumulation units outstanding
at the end of period	61,703	84,301	100,638	98,375	76,858	2,356	397	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division698
Accumulation unit value:
Beginning of period	$3.61	$6.09	$5.94	$4.44	$4.48	$4.28	N/A	N/A
End of period	$4.46	$3.61	$6.09	$5.94	$4.44	$4.48	N/A	N/A
Accumulation units outstanding
at the end of period	467	499	2,898	472	474	191	N/A	N/A

JNL/MCM Consumer Brands
Sector Division698
Accumulation unit value:
Beginning of period	$7.00	$10.36	$11.45	$10.27	$10.71	$10.17	N/A	N/A
End of period	$9.16	$7.00	$10.36	$11.45	$10.27	$10.71	N/A	N/A
Accumulation units outstanding
at the end of period	1,874	1,876	1,877	1,878	2,092	1,154	N/A	N/A

JNL/MCM Dow Dividend Division1450

Accumulation unit value:
Beginning of period	$5.19	$10.43	$11.06	N/A	N/A	N/A	N/A	N/A
End of period	$6.13	$5.19	$10.43	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	37,794	44,104	20,942	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P
500 Stock Index Division377
Accumulation unit value:
Beginning of period	$5.98	$9.79	$9.60	$8.36	$8.16	$7.46	$6.65	N/A
End of period	$5.57	$5.98	$9.79	$9.60	$8.36	$8.16	$7.46	N/A
Accumulation units outstanding
at the end of period	-	54,170	33,911	32,459	30,940	25,077	24,593	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	$12.22	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.91	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	319	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector
Division707
Accumulation unit value:
Beginning of period	$5.71	$11.78	$14.50	$12.43	$11.92	$11.52	N/A	N/A
End of period	$6.66	$5.71	$11.78	$14.50	$12.43	$11.92	N/A	N/A
Accumulation units outstanding
at the end of period	20,078	8,448	5,274	4,687	4,687	964	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector
Division533
Accumulation unit value:
Beginning of period	$9.34	$12.38	$11.71	$11.22	$10.61	$10.65	N/A	N/A
End of period	$11.11	$9.34	$12.38	$11.71	$11.22	$10.61	N/A	N/A
Accumulation units outstanding
at the end of period	17,943	24,505	34,169	31,257	26,444	1,717	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	$8.21	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.38	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,298	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division363
Accumulation unit value:
Beginning of period	$11.25	$20.06	$18.49	$14.99	$13.46	$11.46	$9.50	N/A
End of period	$14.29	$11.25	$20.06	$18.49	$14.99	$13.46	$11.46	N/A
Accumulation units outstanding
at the end of period	65,077	72,478	87,681	84,351	79,324	30,667	18,842	N/A

JNL/MCM JNL 5 Division684

Accumulation unit value:
Beginning of period	$7.79	$13.79	$13.84	$11.85	$10.90	$9.76	N/A	N/A
End of period	$9.50	$7.79	$13.79	$13.84	$11.85	$10.90	N/A	N/A
Accumulation units outstanding
at the end of period	1,080,971	1,183,343	1,496,781	1,048,155	871,347	37,661	N/A	N/A

JNL/MCM JNL Optimized
5 Division1123
Accumulation unit value:
Beginning of period	$6.33	$11.95	$10.71	$9.59	N/A	N/A	N/A	N/A
End of period	$8.57	$6.33	$11.95	$10.71	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	82,595	82,763	16,570	3,669	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Nasdaq 25 Division1450

Accumulation unit value:
Beginning of period	$7.29	$12.68	$12.29	N/A	N/A	N/A	N/A	N/A
End of period	$9.60	$7.29	$12.68	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	11,165	11,518	18,257	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division1319
Accumulation unit value:
Beginning of period	$6.13	$11.54	$10.33	N/A	N/A	N/A	N/A	N/A
End of period	$8.20	$6.13	$11.54	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	726	5,472	23,911	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector
Division581
Accumulation unit value:
Beginning of period	$22.16	$36.30	$27.31	$23.00	$17.11	$13.77	N/A	N/A
End of period	$26.15	$22.16	$36.30	$27.31	$23.00	$17.11	N/A	N/A
Accumulation units outstanding
at the end of period	27,925	26,077	24,203	19,273	19,209	784	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	$7.11	$10.02	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.31	$7.11	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,027	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap
Index Division363
Accumulation unit value:
Beginning of period	$9.78	$15.94	$15.10	$14.01	$12.73	$11.19	$9.68	N/A
End of period	$13.26	$9.78	$15.94	$15.10	$14.01	$12.73	$11.19	N/A
Accumulation units outstanding
at the end of period	50,819	56,000	89,555	92,836	91,031	43,998	28,009	N/A

JNL/MCM S&P 500 Index Division335

Accumulation unit value:
Beginning of period	$7.62	$12.44	$12.07	$10.67	$10.40	$9.62	$8.26	N/A
End of period	$9.43	$7.62	$12.44	$12.07	$10.67	$10.40	$9.62	N/A
Accumulation units outstanding
at the end of period	104,920	89,828	109,256	111,455	116,125	76,446	57,273	N/A

JNL/MCM S&P SMid 60 Division1319

Accumulation unit value:
Beginning of period	$6.05	$8.82	$10.28	N/A	N/A	N/A	N/A	N/A
End of period	$9.61	$6.05	$8.82	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,886	485	530	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Select Small-Cap
Division1224
Accumulation unit value:
Beginning of period	$10.81	$18.36	$20.53	N/A	N/A	N/A	N/A	N/A
End of period	$11.15	$10.81	$18.36	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	18,805	18,307	25,104	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index
Division343
Accumulation unit value:
Beginning of period	$9.49	$14.84	$15.43	$13.36	$13.05	$11.31	$9.27	N/A
End of period	$11.88	$9.49	$14.84	$15.43	$13.36	$13.05	$11.31	N/A
Accumulation units outstanding
at the end of period	44,038	38,535	63,569	50,964	49,397	37,063	26,006	N/A

JNL/MCM Technology Sector
Division787
Accumulation unit value:
Beginning of period	$3.81	$6.86	$6.09	$5.67	$5.24	N/A	N/A	N/A
End of period	$6.14	$3.81	$6.86	$6.09	$5.67	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	27,406	8,761	6,834	11,100	12,397	N/A	N/A	N/A

JNL/MCM Value Line 30
Division1450
Accumulation unit value:
Beginning of period	$9.15	$17.73	$17.82	N/A	N/A	N/A	N/A	N/A
End of period	$10.32	$9.15	$17.73	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	109,843	112,249	95,456	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM VIP Division701

Accumulation unit value:
Beginning of period	$8.05	$14.33	$13.16	$11.94	$11.07	$10.41	N/A	N/A
End of period	$9.81	$8.05	$14.33	$13.16	$11.94	$11.07	N/A	N/A
Accumulation units outstanding
at the end of period	13,251	27,345	23,117	29,193	50,242	392	N/A	N/A

JNL/Oppenheimer Global
Growth Division387
Accumulation unit value:
Beginning of period	$8.73	$15.02	$14.38	$12.51	$11.19	$9.66	$7.89	N/A
End of period	$11.96	$8.73	$15.02	$14.38	$12.51	$11.19	$9.66	N/A
Accumulation units outstanding
at the end of period	37,033	37,741	43,695	39,431	34,906	11,814	6,967	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	$5.28	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	39,386	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division1927

Accumulation unit value:
Beginning of period	$4.15	$3.88	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.43	$4.15	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	101,482	2,815	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.32	$10.91	$10.02	N/A	N/A	N/A	N/A	N/A
End of period	$11.89	$10.32	$10.91	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	31,852	32,238	10,981	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return
Bond Division330
Accumulation unit value:
Beginning of period	$14.63	$14.83	$13.94	$13.71	$13.64	$13.29	$13.38	N/A
End of period	$16.60	$14.63	$14.83	$13.94	$13.71	$13.64	$13.29	N/A
Accumulation units outstanding
at the end of period	97,707	83,519	93,592	93,867	90,661	21,529	9,226	N/A

JNL/PPM America Core
Equity Division396
Accumulation unit value:
Beginning of period	$12.43	$21.25	$23.32	$20.86	$19.52	$17.58	$15.62	N/A
End of period	$15.44	$12.43	$21.25	$23.32	$20.86	$19.52	$17.58	N/A
Accumulation units outstanding
at the end of period	-	168	1,477	1,497	1,520	1,546	1,574	N/A

JNL/PPM America High
Yield Bond Division674
Accumulation unit value:
Beginning of period	$9.17	$13.47	$13.86	$12.76	$12.77	$12.42	N/A	N/A
End of period	$13.18	$9.17	$13.47	$13.86	$12.76	$12.77	N/A	N/A
Accumulation units outstanding
at the end of period	44,208	43,225	60,548	76,867	81,688	22,504	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	$5.98	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.20	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,107	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division395
Accumulation unit value:
Beginning of period	$10.56	$20.35	$21.95	$19.76	$19.17	$17.77	$16.10	N/A
End of period	$15.00	$10.56	$20.35	$21.95	$19.76	$19.17	$17.77	N/A
Accumulation units outstanding
at the end of period	3,060	3,358	4,313	5,358	2,329	2,298	1,267	N/A

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$6.66	$9.39	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.29	$6.66	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	33,296	29,810	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	$6.88	$9.45	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.74	$6.88	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,208	4,360	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	$6.25	$9.27	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.64	$6.25	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	605	650	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division358
Accumulation unit value:
Beginning of period	$9.61	$16.08	$14.99	$13.20	$12.38	$11.19	$9.89	N/A
End of period	$12.38	$9.61	$16.08	$14.99	$13.20	$12.38	$11.19	N/A
Accumulation units outstanding
at the end of period	32,368	35,565	81,802	87,739	81,440	57,474	13,771	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Conservative
Division704
Accumulation unit value:
Beginning of period	$9.86	$11.63	$11.13	$10.51	$10.31	$10.18	N/A	N/A
End of period	$10.99	$9.86	$11.63	$11.13	$10.51	$10.31	N/A	N/A
Accumulation units outstanding
at the end of period	81,745	87,332	34,805	37,047	68,928	64,639	N/A	N/A

JNL/S&P Managed Growth
Division348
Accumulation unit value:
Beginning of period	$10.13	$15.95	$14.93	$13.31	$12.61	$11.52	$10.56	N/A
End of period	$12.75	$10.13	$15.95	$14.93	$13.31	$12.61	$11.52	N/A
Accumulation units outstanding
at the end of period	177,570	208,674	349,155	410,552	411,413	243,138	159,605	N/A

JNL/S&P Managed Moderate
Division692
Accumulation unit value:
Beginning of period	$9.62	$12.44	$11.75	$10.83	$10.50	$10.00	N/A	N/A
End of period	$11.22	$9.62	$12.44	$11.75	$10.83	$10.50	N/A	N/A
Accumulation units outstanding
at the end of period	249,359	262,908	296,179	286,878	256,536	55,378	N/A	N/A

JNL/S&P Managed Moderate
Growth Division328
Accumulation unit value:
Beginning of period	$10.79	$15.15	$14.19	$12.88	$12.31	$11.43	$10.37	N/A
End of period	$13.09	$10.79	$15.15	$14.19	$12.88	$12.31	$11.43	N/A
Accumulation units outstanding
at the end of period	326,742	353,955	383,465	389,065	357,310	54,765	48,504	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division368

Accumulation unit value:
Beginning of period	$21.17	$27.18	$25.73	$23.04	$22.26	$20.43	$18.78	N/A
End of period	$24.90	$21.17	$27.18	$25.73	$23.04	$22.26	$20.43	N/A
Accumulation units outstanding
at the end of period	19,588	19,328	13,814	14,111	14,338	6,908	5,176	N/A

JNL/Select Money Market
Division408
Accumulation unit value:
Beginning of period	$12.67	$12.62	$12.26	$11.94	$11.83	$11.94	$11.99	N/A
End of period	$12.47	$12.67	$12.62	$12.26	$11.94	$11.83	$11.94	N/A
Accumulation units outstanding
at the end of period	42,350	66,999	20,569	21,785	2,619	22,349	1,042	N/A

JNL/Select Value Division387

Accumulation unit value:
Beginning of period	$14.30	$21.84	$20.61	$17.34	$16.32	$14.47	$12.46	N/A
End of period	$17.42	$14.30	$21.84	$20.61	$17.34	$16.32	$14.47	N/A
Accumulation units outstanding
at the end of period	9,301	9,331	15,771	10,332	9,948	4,952	3,841	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established
Growth Division375
Accumulation unit value:
Beginning of period	$17.65	$31.42	$29.04	$25.99	$24.93	$23.09	$20.54	N/A
End of period	$24.88	$17.65	$31.42	$29.04	$25.99	$24.93	$23.09	N/A
Accumulation units outstanding
at the end of period	17,014	6,398	4,878	1,739	1,825	1,338	1,097	N/A

JNL/T.Rowe Price Mid-Cap
Growth Division339
Accumulation unit value:
Beginning of period	$25.58	$43.86	$38.09	$36.29	$32.37	$27.91	$23.49	N/A
End of period	$36.91	$25.58	$43.86	$38.09	$36.29	$32.37	$27.91	N/A
Accumulation units outstanding
at the end of period	11,039	7,114	6,075	6,542	6,503	4,950	4,327	N/A

JNL/T.Rowe Price Short-Term
Bond Division1134
Accumulation unit value:
Beginning of period	$9.70	$10.50	$10.19	$10.06	N/A	N/A	N/A	N/A
End of period	$10.26	$9.70	$10.50	$10.19	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,078	6,358	6,170	3,192	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value
Division328
Accumulation unit value:
Beginning of period	$9.27	$15.85	$16.00	$13.57	$13.01	$11.49	$9.32	N/A
End of period	$12.49	$9.27	$15.85	$16.00	$13.57	$13.01	$11.49	N/A
Accumulation units outstanding
at the end of period	23,169	23,629	23,806	22,264	18,930	13,744	12,454	N/A

Accumulation Unit Values
Contract with Endorsements - 2.02%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt
35 Division2147
Accumulation unit value:
Beginning of period	$12.97	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.04	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,279	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt
65 Division2092
Accumulation unit value:
Beginning of period	$12.68	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.76	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	362	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real
Estate Division836
Accumulation unit value:
Beginning of period	$8.10	$12.85	$15.43	$11.54	$10.39	N/A	N/A	N/A
End of period	$10.52	$8.10	$12.85	$15.43	$11.54	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	24,204	17,784	15,808	11,261	3,315	N/A	N/A	N/A

JNL/AIM International
Growth Division507
Accumulation unit value:
Beginning of period	$10.31	$17.80	$16.55	$13.78	$12.70	$11.36	N/A	N/A
End of period	$13.84	$10.31	$17.80	$16.55	$13.78	$12.70	N/A	N/A
Accumulation units outstanding
at the end of period	21,284	22,693	17,626	18,307	2,784	907	N/A	N/A

JNL/AIM Large Cap Growth
Division519
Accumulation unit value:
Beginning of period	$8.44	$13.82	$12.18	$11.53	$10.97	$10.35	N/A	N/A
End of period	$10.28	$8.44	$13.82	$12.18	$11.53	$10.97	N/A	N/A
Accumulation units outstanding
at the end of period	12,838	13,351	15,216	14,761	14,906	7,335	N/A	N/A

JNL/AIM Small Cap Growth
Division519
Accumulation unit value:
Beginning of period	$8.99	$15.22	$13.95	$12.43	$11.70	$11.50	N/A	N/A
End of period	$11.88	$8.99	$15.22	$13.95	$12.43	$11.70	N/A	N/A
Accumulation units outstanding
at the end of period	16,614	14,960	17,197	15,889	13,085	5,955	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division515
Accumulation unit value:
Beginning of period	$8.63	$12.27	$11.60	$10.69	$9.90	$9.41	N/A	N/A
End of period	$10.35	$8.63	$12.27	$11.60	$10.69	$9.90	N/A	N/A
Accumulation units outstanding
at the end of period	19,447	19,668	27,733	15,375	13,637	3,803	N/A	N/A

JNL/Capital Guardian
Global Diversified Research Division893
Accumulation unit value:
Beginning of period	$16.16	$28.67	$24.25	$21.84	$20.97	N/A	N/A	N/A
End of period	$21.89	$16.16	$28.67	$24.25	$21.84	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	7,337	11,091	3,967	2,862	2,862	N/A	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	$4.45	$6.05	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.66	$4.45	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	11,678	3,892	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division559
Accumulation unit value:
Beginning of period	$16.12	$27.82	$25.87	$25.23	$24.60	$23.62	N/A	N/A
End of period	$21.29	$16.12	$27.82	$25.87	$25.23	$24.60	N/A	N/A
Accumulation units outstanding
at the end of period	6,867	4,205	6,297	2,922	1,902	596	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	$6.52	$13.63	$11.29	N/A	N/A	N/A	N/A	N/A
End of period	$9.58	$6.52	$13.63	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	153,734	171,874	193,047	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	$6.50	$10.64	$10.68	N/A	N/A	N/A	N/A	N/A
End of period	$7.95	$6.50	$10.64	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	13,360	4,876	306	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division511

Accumulation unit value:
Beginning of period	$10.72	$17.95	$18.21	$16.54	$16.33	$16.01	N/A	N/A
End of period	$14.07	$10.72	$17.95	$18.21	$16.54	$16.33	N/A	N/A
Accumulation units outstanding
at the end of period	11,728	11,847	13,582	14,134	14,750	6,700	N/A	N/A

JNL/Eagle SmallCap Equity
Division444
Accumulation unit value:
Beginning of period	$14.61	$24.15	$21.98	$18.68	$18.59	$15.97	$15.49	N/A
End of period	$19.39	$14.61	$24.15	$21.98	$18.68	$18.59	$15.97	N/A
Accumulation units outstanding
at the end of period	20,468	14,372	9,542	10,295	7,749	3,061	598	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	$6.19	$9.90	$10.16	N/A	N/A	N/A	N/A	N/A
End of period	$7.90	$6.19	$9.90	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	136,569	129,245	85,257	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	$5.74	$9.87	$10.46	N/A	N/A	N/A	N/A	N/A
End of period	$7.36	$5.74	$9.87	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,641	3,658	27,581	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division1139
Accumulation unit value:
Beginning of period	$7.44	$10.81	$10.83	$10.24	N/A	N/A	N/A	N/A
End of period	$9.70	$7.44	$10.81	$10.83	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	110,332	174,218	224,022	7,956	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	$5.98	$9.83	$9.73	N/A	N/A	N/A	N/A	N/A
End of period	$7.43	$5.98	$9.83	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	25,357	5,705	5,569	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division904
Accumulation unit value:
Beginning of period	$7.57	$11.55	$12.56	$10.88	$10.89	N/A	N/A	N/A
End of period	$9.91	$7.57	$11.55	$12.56	$10.88	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	16,067	12,250	7,405	2,393	1,353	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division540
Accumulation unit value:
Beginning of period	$17.64	$18.99	$18.11	$17.65	$17.55	$16.97	N/A	N/A
End of period	$19.74	$17.64	$18.99	$18.11	$17.65	$17.55	N/A	N/A
Accumulation units outstanding
at the end of period	17,991	15,219	19,568	17,344	10,429	17,776	N/A	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	$9.25	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.61	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,026	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division1023
Accumulation unit value:
Beginning of period	$8.04	$12.84	$12.75	$11.70	N/A	N/A	N/A	N/A
End of period	$10.45	$8.04	$12.84	$12.75	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	10,256	7,268	12,080	2,300	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division431
Accumulation unit value:
Beginning of period	$9.00	$16.55	$15.08	$11.66	$10.03	$8.36	$7.62	N/A
End of period	$11.48	$9.00	$16.55	$15.08	$11.66	$10.03	$8.36	N/A
Accumulation units outstanding
at the end of period	55,083	61,779	76,002	54,732	12,842	7,644	2,093	N/A

JNL/JPMorgan MidCap
Growth Division770
Accumulation unit value:
Beginning of period	$13.02	$23.92	$22.61	$20.59	$19.20	N/A	N/A	N/A
End of period	$18.25	$13.02	$23.92	$22.61	$20.59	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	124,612	5,946	14,431	1,851	1,231	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division431
Accumulation unit value:
Beginning of period	$16.22	$15.53	$14.90	$14.72	$14.68	$14.42	$14.33	N/A
End of period	$16.48	$16.22	$15.53	$14.90	$14.72	$14.68	$14.42	N/A
Accumulation units outstanding
at the end of period	14,725	26,150	11,097	8,375	7,393	3,107	75	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division1132
Accumulation unit value:
Beginning of period	$6.86	$14.01	$10.84	$9.03	N/A	N/A	N/A	N/A
End of period	$11.54	$6.86	$14.01	$10.84	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	48,456	36,979	42,425	8,990	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity
Division441
Accumulation unit value:
Beginning of period	$11.30	$18.88	$19.79	$17.62	$16.53	$13.52	$12.68	N/A
End of period	$15.46	$11.30	$18.88	$19.79	$17.62	$16.53	$13.52	N/A
Accumulation units outstanding
at the end of period	24,078	24,350	19,582	19,078	14,935	5,802	2,785	N/A

JNL/Lazard Small Cap
Equity Division441
Accumulation unit value:
Beginning of period	$9.05	$15.04	$16.47	$14.39	$14.03	$12.41	$11.39	N/A
End of period	$8.53	$9.05	$15.04	$16.47	$14.39	$14.03	$12.41	N/A
Accumulation units outstanding
at the end of period	-	8,322	8,294	11,317	9,159	5,278	814	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	$10.84	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.20	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	518	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JNL/Mellon Capital Management
(MCM) 10 x 10 Division1391
Accumulation unit value:
Beginning of period	$6.11	$9.79	$10.04	N/A	N/A	N/A	N/A	N/A
End of period	$7.47	$6.11	$9.79	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	83,028	66,704	6,588	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1059

Accumulation unit value:
Beginning of period	$7.34	$11.56	$12.14	$11.65	N/A	N/A	N/A	N/A
End of period	$11.00	$7.34	$11.56	$12.14	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	47,693	60,593	71,863	188,956	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division545

Accumulation unit value:
Beginning of period	$11.73	$11.54	$11.06	$10.89	$10.91	$10.96	N/A	N/A
End of period	$12.15	$11.73	$11.54	$11.06	$10.89	$10.91	N/A	N/A
Accumulation units outstanding
at the end of period	55,476	66,563	72,024	41,877	32,828	21,588	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division588
Accumulation unit value:
Beginning of period	$3.52	$5.95	$5.82	$4.37	$4.41	$3.89	N/A	N/A
End of period	$4.33	$3.52	$5.95	$5.82	$4.37	$4.41	N/A	N/A
Accumulation units outstanding
at the end of period	29,765	31,991	77,996	11,740	3,802	377	N/A	N/A

JNL/MCM Consumer Brands
Sector Division1104
Accumulation unit value:
Beginning of period	$6.82	$10.13	$11.22	$10.18	N/A	N/A	N/A	N/A
End of period	$8.90	$6.82	$10.13	$11.22	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,127	2,405	1,809	-	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division1450

Accumulation unit value:
Beginning of period	$5.15	$10.37	$11.01	N/A	N/A	N/A	N/A	N/A
End of period	$6.07	$5.15	$10.37	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	71,878	58,218	114,232	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P
500 Stock Index Division471
Accumulation unit value:
Beginning of period	$5.83	$9.56	$9.40	$8.21	$8.04	$7.37	$7.03	N/A
End of period	$5.43	$5.83	$9.56	$9.40	$8.21	$8.04	$7.37	N/A
Accumulation units outstanding
at the end of period	-	27,010	40,992	27,818	26,318	10,530	5,277	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	$6.91	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.87	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,954	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector
Division516
Accumulation unit value:
Beginning of period	$5.57	$11.51	$14.22	$12.22	$11.75	$11.12	N/A	N/A
End of period	$6.47	$5.57	$11.51	$14.22	$12.22	$11.75	N/A	N/A
Accumulation units outstanding
at the end of period	24,204	18,714	17,001	6,210	1,924	1,661	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector
Division516
Accumulation unit value:
Beginning of period	$9.10	$12.09	$11.47	$11.02	$10.45	$10.78	N/A	N/A
End of period	$10.79	$9.10	$12.09	$11.47	$11.02	$10.45	N/A	N/A
Accumulation units outstanding
at the end of period	20,885	95,641	16,460	12,450	4,750	3,115	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	$6.89	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.32	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,586	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division447
Accumulation unit value:
Beginning of period	$11.04	$19.74	$18.25	$14.83	$13.35	$11.40	$10.48	N/A
End of period	$13.99	$11.04	$19.74	$18.25	$14.83	$13.35	$11.40	N/A
Accumulation units outstanding
at the end of period	46,089	47,059	62,427	29,085	19,262	19,464	925	N/A

JNL/MCM JNL 5 Division696

Accumulation unit value:
Beginning of period	$7.70	$13.67	$13.76	$11.81	$10.89	$9.87	N/A	N/A
End of period	$9.37	$7.70	$13.67	$13.76	$11.81	$10.89	N/A	N/A
Accumulation units outstanding
at the end of period	819,079	871,591	908,222	380,815	99,788	834	N/A	N/A

JNL/MCM JNL Optimized
5 Division1097
Accumulation unit value:
Beginning of period	$6.29	$11.90	$10.69	$9.15	N/A	N/A	N/A	N/A
End of period	$8.49	$6.29	$11.90	$10.69	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	40,511	41,308	132,333	5,211	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Nasdaq 25 Division1450

Accumulation unit value:
Beginning of period	$7.20	$12.57	$12.19	N/A	N/A	N/A	N/A	N/A
End of period	$9.47	$7.20	$12.57	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	21,842	23,781	15,478	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division1354
Accumulation unit value:
Beginning of period	$6.11	$11.52	$10.77	N/A	N/A	N/A	N/A	N/A
End of period	$8.14	$6.11	$11.52	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	65,766	53,850	30,952	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector
Division516
Accumulation unit value:
Beginning of period	$21.60	$35.48	$26.76	$22.61	$16.86	$13.50	N/A	N/A
End of period	$25.42	$21.60	$35.48	$26.76	$22.61	$16.86	N/A	N/A
Accumulation units outstanding
at the end of period	29,254	29,061	33,904	23,912	13,693	3,152	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	$11.62	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.62	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,290	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 24 Division1450

Accumulation unit value:
Beginning of period	$7.06	$10.71	$10.91	N/A	N/A	N/A	N/A	N/A
End of period	$8.22	$7.06	$10.71	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,408	3,425	8,797	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap
Index Division447
Accumulation unit value:
Beginning of period	$9.60	$15.69	$14.90	$13.86	$12.63	$11.13	$10.72	N/A
End of period	$12.98	$9.60	$15.69	$14.90	$13.86	$12.63	$11.13	N/A
Accumulation units outstanding
at the end of period	34,388	32,565	34,958	27,052	19,816	16,875	1,796	N/A

JNL/MCM S&P 500 Index Division447

Accumulation unit value:
Beginning of period	$7.48	$12.24	$11.91	$10.56	$10.32	$9.57	$9.07	N/A
End of period	$9.23	$7.48	$12.24	$11.91	$10.56	$10.32	$9.57	N/A
Accumulation units outstanding
at the end of period	128,843	117,380	123,775	96,454	75,470	46,136	3,208	N/A

JNL/MCM S&P SMid 60 Division1306

Accumulation unit value:
Beginning of period	$6.02	$8.81	$10.18	N/A	N/A	N/A	N/A	N/A
End of period	$9.54	$6.02	$8.81	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	142,303	132,375	16,024	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Select Small-Cap
Division1224
Accumulation unit value:
Beginning of period	$10.54	$17.94	$20.12	N/A	N/A	N/A	N/A	N/A
End of period	$10.83	$10.54	$17.94	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	8,666	11,092	14,045	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index
Division447
Accumulation unit value:
Beginning of period	$9.31	$14.60	$15.22	$13.22	$12.94	$11.25	$10.91	N/A
End of period	$11.62	$9.31	$14.60	$15.22	$13.22	$12.94	$11.25	N/A
Accumulation units outstanding
at the end of period	55,729	103,824	30,002	21,378	15,623	15,804	646	N/A

JNL/MCM Technology Sector
Division562
Accumulation unit value:
Beginning of period	$3.72	$6.70	$5.97	$5.57	$5.55	$5.36	N/A	N/A
End of period	$5.97	$3.72	$6.70	$5.97	$5.57	$5.55	N/A	N/A
Accumulation units outstanding
at the end of period	379,163	32,530	7,834	5,887	3,131	770	N/A	N/A

JNL/MCM Value Line 30
Division1450
Accumulation unit value:
Beginning of period	$9.05	$17.57	$17.67	N/A	N/A	N/A	N/A	N/A
End of period	$10.17	$9.05	$17.57	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	104,680	293,322	395,644	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM VIP Division757

Accumulation unit value:
Beginning of period	$7.96	$14.20	$13.08	$11.90	$10.77	N/A	N/A	N/A
End of period	$9.67	$7.96	$14.20	$13.08	$11.90	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	22,032	25,746	22,527	16,061	6,191	N/A	N/A	N/A

JNL/Oppenheimer Global
Growth Division471
Accumulation unit value:
Beginning of period	$8.55	$14.75	$14.16	$12.35	$11.08	$9.59	$9.11	N/A
End of period	$11.68	$8.55	$14.75	$14.16	$12.35	$11.08	$9.59	N/A
Accumulation units outstanding
at the end of period	17,684	15,963	18,581	30,828	14,390	7,901	1,629	N/A

JNL/PAM Asia ex-Japan
Division1782
Accumulation unit value:
Beginning of period	$4.79	$9.18	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.95	$4.79	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,780	987	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division1782

Accumulation unit value:
Beginning of period	$4.14	$7.99	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.39	$4.14	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	33,852	17,643	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.26	$10.88	$10.06	N/A	N/A	N/A	N/A	N/A
End of period	$11.79	$10.26	$10.88	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	27,654	27,512	3,234	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return
Bond Division431
Accumulation unit value:
Beginning of period	$14.21	$14.44	$13.61	$13.42	$13.39	$13.08	$12.99	N/A
End of period	$16.07	$14.21	$14.44	$13.61	$13.42	$13.39	$13.08	N/A
Accumulation units outstanding
at the end of period	80,280	65,020	58,776	83,316	57,975	31,709	838	N/A

JNL/PPM America Core
Equity Division1041
Accumulation unit value:
Beginning of period	$11.98	$20.54	$22.60	$21.03	N/A	N/A	N/A	N/A
End of period	$14.86	$11.98	$20.54	$22.60	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	337	340	360	N/A	N/A	N/A	N/A

JNL/PPM America High
Yield Bond Division674
Accumulation unit value:
Beginning of period	$8.90	$13.12	$13.54	$12.50	$12.54	$12.21	N/A	N/A
End of period	$12.76	$8.90	$13.12	$13.54	$12.50	$12.54	N/A	N/A
Accumulation units outstanding
at the end of period	26,116	20,274	20,842	25,962	22,477	12,330	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Mid
Cap Value Division1807
Accumulation unit value:
Beginning of period	$5.61	$10.52	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.11	$5.61	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,945	350	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division519
Accumulation unit value:
Beginning of period	$10.18	$19.67	$21.27	$19.20	$18.68	$17.89	N/A	N/A
End of period	$14.42	$10.18	$19.67	$21.27	$19.20	$18.68	N/A	N/A
Accumulation units outstanding
at the end of period	8,942	4,697	5,491	5,524	6,295	4,135	N/A	N/A

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	$4.78	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.14	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,082	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P 4 Division1470

Accumulation unit value:
Beginning of period	$6.64	$9.91	$9.91	N/A	N/A	N/A	N/A	N/A
End of period	$9.24	$6.64	$9.91	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	46,065	37,194	275	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	$9.58	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.69	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	155,679	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	$6.22	$9.44	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.65	$6.22	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,528	3,821	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	$7.55	$6.97	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.78	$7.55	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	10,307	924	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	$6.69	$10.47	$10.45	N/A	N/A	N/A	N/A	N/A
End of period	$8.05	$6.69	$10.47	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,986	2,305	2,482	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	$7.04	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.57	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,768	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	$8.48	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.58	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,719	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division431
Accumulation unit value:
Beginning of period	$9.34	$15.67	$14.64	$12.93	$12.16	$11.02	$10.44	N/A
End of period	$12.00	$9.34	$15.67	$14.64	$12.93	$12.16	$11.02	N/A
Accumulation units outstanding
at the end of period	72,154	87,247	91,843	112,173	107,849	110,786	51	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Conservative
Division705
Accumulation unit value:
Beginning of period	$9.74	$11.53	$11.07	$10.47	$10.30	$10.18	N/A	N/A
End of period	$10.84	$9.74	$11.53	$11.07	$10.47	$10.30	N/A	N/A
Accumulation units outstanding
at the end of period	95,261	81,193	32,245	13,950	12,710	9,671	N/A	N/A

JNL/S&P Managed Growth
Division431
Accumulation unit value:
Beginning of period	$9.84	$15.54	$14.59	$13.04	$12.38	$11.34	$10.82	N/A
End of period	$12.35	$9.84	$15.54	$14.59	$13.04	$12.38	$11.34	N/A
Accumulation units outstanding
at the end of period	224,233	201,514	248,762	260,266	248,243	222,020	5,444	N/A

JNL/S&P Managed Moderate
Division710
Accumulation unit value:
Beginning of period	$9.51	$12.33	$11.68	$10.79	$10.49	$10.26	N/A	N/A
End of period	$11.06	$9.51	$12.33	$11.68	$10.79	$10.49	N/A	N/A
Accumulation units outstanding
at the end of period	176,889	237,801	197,248	64,758	9,533	1,315	N/A	N/A

JNL/S&P Managed Moderate
Growth Division431
Accumulation unit value:
Beginning of period	$10.49	$14.76	$13.86	$12.61	$12.09	$11.26	$10.80	N/A
End of period	$12.69	$10.49	$14.76	$13.86	$12.61	$12.09	$11.26	N/A
Accumulation units outstanding
at the end of period	275,982	231,129	226,936	264,256	125,615	94,827	99	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	$7.91	$11.55	$10.96	N/A	N/A	N/A	N/A	N/A
End of period	$9.28	$7.91	$11.55	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	3,405	2,051	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	$7.65	$6.89	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.10	$7.65	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,403	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	$8.85	$10.80	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.91	$8.85	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	2,578	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	$6.34	$9.66	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.88	$6.34	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,310	159,138	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division471

Accumulation unit value:
Beginning of period	$20.41	$26.27	$24.94	$22.39	$21.69	$19.96	$19.36	N/A
End of period	$23.94	$20.41	$26.27	$24.94	$22.39	$21.69	$19.96	N/A
Accumulation units outstanding
at the end of period	16,791	16,822	15,223	11,486	10,976	8,642	639	N/A

JNL/Select Money Market
Division536
Accumulation unit value:
Beginning of period	$12.22	$12.20	$11.88	$11.60	$11.53	$11.63	N/A	N/A
End of period	$11.99	$12.22	$12.20	$11.88	$11.60	$11.53	N/A	N/A
Accumulation units outstanding
at the end of period	122,982	149,628	164,387	137,357	24,726	13,077	N/A	N/A

JNL/Select Value Division450

Accumulation unit value:
Beginning of period	$14.06	$21.53	$20.37	$17.19	$16.22	$14.42	$13.56	N/A
End of period	$17.09	$14.06	$21.53	$20.37	$17.19	$16.22	$14.42	N/A
Accumulation units outstanding
at the end of period	20,542	18,010	34,677	12,272	11,565	7,048	971	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established
Growth Division450
Accumulation unit value:
Beginning of period	$17.01	$30.37	$28.14	$25.26	$24.29	$22.56	$21.30	N/A
End of period	$23.92	$17.01	$30.37	$28.14	$25.26	$24.29	$22.56	N/A
Accumulation units outstanding
at the end of period	35,742	27,148	13,366	11,560	11,595	4,579	508	N/A

JNL/T.Rowe Price Mid-Cap
Growth Division450
Accumulation unit value:
Beginning of period	$24.66	$42.39	$36.91	$35.26	$31.54	$27.26	$26.59	N/A
End of period	$35.48	$24.66	$42.39	$36.91	$35.26	$31.54	$27.26	N/A
Accumulation units outstanding
at the end of period	41,025	13,385	46,319	10,504	7,176	3,264	124	N/A

JNL/T.Rowe Price Short-Term
Bond Division1180
Accumulation unit value:
Beginning of period	$9.63	$10.45	$10.17	$10.11	N/A	N/A	N/A	N/A
End of period	$10.16	$9.63	$10.45	$10.17	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	11,078	1,053	1,097	1,041	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value
Division441
Accumulation unit value:
Beginning of period	$9.06	$15.53	$15.71	$13.36	$12.84	$11.37	$10.37	N/A
End of period	$12.17	$9.06	$15.53	$15.71	$13.36	$12.84	$11.37	N/A
Accumulation units outstanding
at the end of period	63,007	63,379	40,596	33,548	43,563	24,485	1,333	N/A

Accumulation Unit Values
Contract with Endorsements - 1.82%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	$8.16	$12.92	$16.81	N/A	N/A	N/A	N/A	N/A
End of period	$10.62	$8.16	$12.92	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	470	470	N/A	N/A	N/A	N/A	N/A

JNL/AIM International
Growth Division
Accumulation unit value:
Beginning of period	$10.59	$18.26	$17.25	N/A	N/A	N/A	N/A	N/A
End of period	$14.25	$10.59	$18.26	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	109	229	229	N/A	N/A	N/A	N/A	N/A

JNL/AIM Large Cap Growth
Division499
Accumulation unit value:
Beginning of period	$8.56	$13.99	$12.31	$11.62	$11.04	$10.59	N/A	N/A
End of period	$10.45	$8.56	$13.99	$12.31	$11.62	$11.04	N/A	N/A
Accumulation units outstanding
at the end of period	-	313	313	-	-	752	N/A	N/A

JNL/AIM Small Cap Growth
Division469
Accumulation unit value:
Beginning of period	$9.12	$15.41	$14.09	$12.53	$11.77	$11.22	$10.91	N/A
End of period	$12.07	$9.12	$15.41	$14.09	$12.53	$11.77	$11.22	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	68	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division499
Accumulation unit value:
Beginning of period	$8.78	$12.46	$11.76	$10.81	$10.00	$9.52	N/A	N/A
End of period	$10.56	$8.78	$12.46	$11.76	$10.81	$10.00	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	837	N/A	N/A

JNL/Capital Guardian
Global Diversified Research Division
Accumulation unit value:
Beginning of period	$16.61	$29.40	$25.40	N/A	N/A	N/A	N/A	N/A
End of period	$22.54	$16.61	$29.40	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	155	155	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	$6.73	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.68	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	451	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division
Accumulation unit value:
Beginning of period	$16.56	$28.53	$29.91	N/A	N/A	N/A	N/A	N/A
End of period	$21.93	$16.56	$28.53	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	167	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division234

Accumulation unit value:
Beginning of period	$10.99	$18.36	$18.59	$16.85	$16.60	$15.90	$13.00	$13.83
End of period	$14.44	$10.99	$18.36	$18.59	$16.85	$16.60	$15.90	$13.00
Accumulation units outstanding
at the end of period	38	93	144	161	179	213	209	138

JNL/Eagle SmallCap Equity
Division469
Accumulation unit value:
Beginning of period	$14.97	$24.69	$22.44	$19.03	$18.90	$16.20	$15.85	N/A
End of period	$19.90	$14.97	$24.69	$22.44	$19.03	$18.90	$16.20	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	47	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	$6.22	$9.92	$10.02	N/A	N/A	N/A	N/A	N/A
End of period	$7.95	$6.22	$9.92	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	39,860	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division
Accumulation unit value:
Beginning of period	$7.48	$10.85	$11.25	N/A	N/A	N/A	N/A	N/A
End of period	$9.77	$7.48	$10.85	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	444	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	$7.31	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.47	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	415	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division344
Accumulation unit value:
Beginning of period	$18.13	$19.47	$18.53	$18.03	$17.89	$17.04	$16.80	N/A
End of period	$20.33	$18.13	$19.47	$18.53	$18.03	$17.89	$17.04	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	416	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	$11.20	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.63	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	258	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy
Division2159
Accumulation unit value:
Beginning of period	$10.39	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.36	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	439	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division773
Accumulation unit value:
Beginning of period	$9.20	$16.87	$15.35	$11.84	$10.26	N/A	N/A	N/A
End of period	$11.75	$9.20	$16.87	$15.35	$11.84	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	195	195	195	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division199
Accumulation unit value:
Beginning of period	$16.67	$15.93	$15.25	$15.04	$14.97	$14.68	$14.77	$14.70
End of period	$16.97	$16.67	$15.93	$15.25	$15.04	$14.97	$14.68	$14.77
Accumulation units outstanding
at the end of period	-	-	9,348	9,931	12,761	13,359	17,279	28,375

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division
Accumulation unit value:
Beginning of period	$6.89	$14.05	$10.97	N/A	N/A	N/A	N/A	N/A
End of period	$11.62	$6.89	$14.05	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	133	360	734	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity
Division216
Accumulation unit value:
Beginning of period	$11.54	$19.26	$20.14	$17.90	$16.76	$13.68	$10.81	$10.55
End of period	$15.83	$11.54	$19.26	$20.14	$17.90	$16.76	$13.68	$10.81
Accumulation units outstanding
at the end of period	-	-	808	808	808	672	673	673

JNL/Lazard Small Cap
Equity Division469
Accumulation unit value:
Beginning of period	$9.25	$15.34	$16.76	$14.61	$14.22	$12.55	$12.19	N/A
End of period	$8.72	$9.25	$15.34	$16.76	$14.61	$14.22	$12.55	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	61	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	$11.89	$11.68	$11.15	N/A	N/A	N/A	N/A	N/A
End of period	$12.35	$11.89	$11.68	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	354	354	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands
Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P
500 Stock Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM JNL 5 Division

Accumulation unit value:
Beginning of period	$7.77	$13.76	$14.08	N/A	N/A	N/A	N/A	N/A
End of period	$9.47	$7.77	$13.76	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	35,070	N/A	N/A	N/A	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division

Accumulation unit value:
Beginning of period	$23.53	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$25.95	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	57	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap
Index Division
Accumulation unit value:
Beginning of period	$9.73	$15.88	$15.74	N/A	N/A	N/A	N/A	N/A
End of period	$13.19	$9.73	$15.88	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	251	251	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 500 Index Division440

Accumulation unit value:
Beginning of period	$7.58	$12.39	$12.03	$10.64	$10.38	$9.61	$8.90	N/A
End of period	$9.38	$7.58	$12.39	$12.03	$10.64	$10.38	$9.61	N/A
Accumulation units outstanding
at the end of period	2,184	20,907	23,995	24,158	24,644	22,788	21,112	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	$3.79	$6.82	$6.15	N/A	N/A	N/A	N/A	N/A
End of period	$6.09	$3.79	$6.82	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	642	642	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global
Growth Division250
Accumulation unit value:
Beginning of period	$8.68	$14.95	$14.32	$12.47	$11.16	$9.64	$7.07	N/A
End of period	$11.89	$8.68	$14.95	$14.32	$12.47	$11.16	$9.64	N/A
Accumulation units outstanding
at the end of period	114	1,206	1,207	1,552	1,552	1,552	1,518	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$11.41	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.86	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	255	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return
Bond Division227
Accumulation unit value:
Beginning of period	$14.52	$14.73	$13.86	$13.64	$13.57	$13.23	$12.86	$12.65
End of period	$16.46	$14.52	$14.73	$13.86	$13.64	$13.57	$13.23	$12.86
Accumulation units outstanding
at the end of period	3,740	4,731	4,966	5,567	4,723	4,866	9,667	4,912

JNL/PPM America Core
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High
Yield Bond Division674
Accumulation unit value:
Beginning of period	$9.10	$13.38	$13.78	$12.69	$12.71	$12.37	N/A	N/A
End of period	$13.07	$9.10	$13.38	$13.78	$12.69	$12.71	N/A	N/A
Accumulation units outstanding
at the end of period	4,047	5,268	7,105	8,390	7,695	7,950	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division216
Accumulation unit value:
Beginning of period	$10.46	$20.17	$21.77	$19.62	$19.04	$17.67	$14.44	$14.19
End of period	$14.85	$10.46	$20.17	$21.77	$19.62	$19.04	$17.67	$14.44
Accumulation units outstanding
at the end of period	-	175	1,208	1,033	1,033	750	751	751

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division247
Accumulation unit value:
Beginning of period	$9.54	$15.97	$14.90	$13.13	$12.33	$11.15	$8.95	$8.93
End of period	$12.27	$9.54	$15.97	$14.90	$13.13	$12.33	$11.15	$8.95
Accumulation units outstanding
at the end of period	38	38	12,647	19,898	21,623	13,147	1,477	1,210

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Conservative
Division
Accumulation unit value:
Beginning of period	$9.83	$11.60	$11.28	N/A	N/A	N/A	N/A	N/A
End of period	$10.95	$9.83	$11.60	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,241	1,241	1,494	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth
Division175
Accumulation unit value:
Beginning of period	$10.06	$15.84	$14.84	$13.24	$12.55	$11.47	$9.60	$9.93
End of period	$12.65	$10.06	$15.84	$14.84	$13.24	$12.55	$11.47	$9.60
Accumulation units outstanding
at the end of period	-	836	3,158	3,160	3,546	3,099	1,234	624

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	$9.60	$12.41	$12.01	N/A	N/A	N/A	N/A	N/A
End of period	$11.18	$9.60	$12.41	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	17,140	17,002	9,661	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate
Growth Division241
Accumulation unit value:
Beginning of period	$10.71	$15.05	$14.11	$12.81	$12.25	$11.39	$9.85	$9.96
End of period	$12.99	$10.71	$15.05	$14.11	$12.81	$12.25	$11.39	$9.85
Accumulation units outstanding
at the end of period	5,582	8,679	8,681	81,149	89,327	96,097	5,888	227

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income
Division1159
Accumulation unit value:
Beginning of period	$8.91	$11.08	$10.56	$10.20	N/A	N/A	N/A	N/A
End of period	$9.99	$8.91	$11.08	$10.56	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	27,294	29,178	27,003	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division234

Accumulation unit value:
Beginning of period	$20.97	$26.94	$25.52	$22.87	$22.11	$20.31	$17.01	$17.32
End of period	$24.65	$20.97	$26.94	$25.52	$22.87	$22.11	$20.31	$17.01
Accumulation units outstanding
at the end of period	149	414	929	551	640	711	691	511

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division277

Accumulation unit value:
Beginning of period	$14.25	$21.77	$20.56	$17.31	$16.30	$14.45	$10.24	N/A
End of period	$17.35	$14.25	$21.77	$20.56	$17.31	$16.30	$14.45	N/A
Accumulation units outstanding
at the end of period	1,381	1,931	2,065	1,963	1,413	31	31	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established
Growth Division469
Accumulation unit value:
Beginning of period	$17.48	$31.14	$28.80	$25.80	$24.76	$22.95	$21.88	N/A
End of period	$24.63	$17.48	$31.14	$28.80	$25.80	$24.76	$22.95	N/A
Accumulation units outstanding
at the end of period	-	350	350	-	-	-	34	N/A

JNL/T.Rowe Price Mid-Cap
Growth Division234
Accumulation unit value:
Beginning of period	$25.34	$43.48	$37.78	$36.02	$32.15	$27.74	$20.38	$21.51
End of period	$36.54	$25.34	$43.48	$37.78	$36.02	$32.15	$27.74	$20.38
Accumulation units outstanding
at the end of period	16	51	51	62	74	370	417	59

JNL/T.Rowe Price Short-Term
Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value
Division234
Accumulation unit value:
Beginning of period	$9.22	$15.77	$15.92	$13.51	$12.96	$11.46	$8.98	$9.48
End of period	$12.41	$9.22	$15.77	$15.92	$13.51	$12.96	$11.46	$8.98
Accumulation units outstanding
at the end of period	33	193	387	435	489	392	449	267

Accumulation Unit Values
Contract with Endorsements - 1.85%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	$6.16	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.60	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	42	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM International
Growth Division442
Accumulation unit value:
Beginning of period	$10.55	$18.19	$16.88	$14.03	$12.91	$11.30	$10.50	N/A
End of period	$14.18	$10.55	$18.19	$16.88	$14.03	$12.91	$11.30	N/A
Accumulation units outstanding
at the end of period	4,489	5,356	5,971	6,198	4,109	866	830	N/A

JNL/AIM Large Cap Growth
Division431
Accumulation unit value:
Beginning of period	$8.55	$13.97	$12.29	$11.61	$11.03	$10.21	$9.89	N/A
End of period	$10.43	$8.55	$13.97	$12.29	$11.61	$11.03	$10.21	N/A
Accumulation units outstanding
at the end of period	5,963	6,989	7,827	6,910	7,664	6,423	2,455	N/A

JNL/AIM Small Cap Growth
Division431
Accumulation unit value:
Beginning of period	$9.10	$15.38	$14.07	$12.52	$11.76	$11.21	$10.92	N/A
End of period	$12.04	$9.10	$15.38	$14.07	$12.52	$11.76	$11.21	N/A
Accumulation units outstanding
at the end of period	1,805	2,629	3,363	3,006	3,157	3,173	1,785	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division431
Accumulation unit value:
Beginning of period	$8.75	$12.43	$11.73	$10.79	$9.98	$9.29	$8.97	N/A
End of period	$10.53	$8.75	$12.43	$11.73	$10.79	$9.98	$9.29	N/A
Accumulation units outstanding
at the end of period	8,084	14,279	17,801	17,438	16,965	16,060	1,289	N/A

JNL/Capital Guardian
Global Diversified Research Division
Accumulation unit value:
Beginning of period	$16.54	$29.29	$28.58	N/A	N/A	N/A	N/A	N/A
End of period	$22.44	$16.54	$29.29	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	219	-	376	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
International Small Cap Division1464
Accumulation unit value:
Beginning of period	$4.46	$9.86	$9.49	N/A	N/A	N/A	N/A	N/A
End of period	$6.68	$4.46	$9.86	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	738	-	970	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division
Accumulation unit value:
Beginning of period	$16.49	$25.14	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$21.83	$16.49	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	3,053	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	$6.54	$13.66	$12.28	N/A	N/A	N/A	N/A	N/A
End of period	$9.62	$6.54	$13.66	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,956	3,887	3,122	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division431

Accumulation unit value:
Beginning of period	$10.95	$18.30	$18.53	$16.80	$16.56	$15.86	$14.98	N/A
End of period	$14.39	$10.95	$18.30	$18.53	$16.80	$16.56	$15.86	N/A
Accumulation units outstanding
at the end of period	4,810	6,440	8,103	8,231	8,545	5,651	2,630	N/A

JNL/Eagle SmallCap Equity
Division442
Accumulation unit value:
Beginning of period	$14.91	$24.62	$22.37	$18.98	$18.86	$16.17	$15.65	N/A
End of period	$19.84	$14.91	$24.62	$22.37	$18.98	$18.86	$16.17	N/A
Accumulation units outstanding
at the end of period	692	998	1,377	1,062	1,067	1,778	364	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	$6.21	$9.91	$10.11	N/A	N/A	N/A	N/A	N/A
End of period	$7.94	$6.21	$9.91	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,524	1,525	1,525	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	$5.76	$9.89	$10.45	N/A	N/A	N/A	N/A	N/A
End of period	$7.40	$5.76	$9.89	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,999	4,705	4,970	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division1189
Accumulation unit value:
Beginning of period	$7.48	$10.84	$10.84	$10.58	N/A	N/A	N/A	N/A
End of period	$9.76	$7.48	$10.84	$10.84	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	7,659	7,918	5,373	237	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	$6.00	$9.84	$10.60	N/A	N/A	N/A	N/A	N/A
End of period	$7.47	$6.00	$9.84	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,918	4,166	4,463	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division943
Accumulation unit value:
Beginning of period	$7.61	$11.60	$12.59	$10.90	$10.45	N/A	N/A	N/A
End of period	$9.99	$7.61	$11.60	$12.59	$10.90	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,251	3,369	3,609	3,765	4,038	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division445
Accumulation unit value:
Beginning of period	$18.06	$19.40	$18.47	$17.97	$17.84	$17.00	$16.67	N/A
End of period	$20.24	$18.06	$19.40	$18.47	$17.97	$17.84	$17.00	N/A
Accumulation units outstanding
at the end of period	2,300	8,451	11,036	12,432	11,246	9,922	290	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division884
Accumulation unit value:
Beginning of period	$8.09	$12.90	$12.78	$11.25	$11.26	N/A	N/A	N/A
End of period	$10.54	$8.09	$12.90	$12.78	$11.25	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	922	902	444	444	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy
Division2193
Accumulation unit value:
Beginning of period	$10.34	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.36	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,150	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division461
Accumulation unit value:
Beginning of period	$9.17	$16.82	$15.31	$11.81	$10.15	$8.44	$7.68	N/A
End of period	$11.71	$9.17	$16.82	$15.31	$11.81	$10.15	$8.44	N/A
Accumulation units outstanding
at the end of period	2,500	8,481	10,027	10,164	8,089	8,168	130	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	$13.33	$24.44	$24.77	N/A	N/A	N/A	N/A	N/A
End of period	$18.71	$13.33	$24.44	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	204	204	582	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division445
Accumulation unit value:
Beginning of period	$16.60	$15.87	$15.20	$14.99	$14.92	$14.64	$14.52	N/A
End of period	$16.90	$16.60	$15.87	$15.20	$14.99	$14.92	$14.64	N/A
Accumulation units outstanding
at the end of period	3,561	7,762	9,659	11,361	11,468	9,779	2,336	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division
Accumulation unit value:
Beginning of period	$6.89	$14.05	$14.23	N/A	N/A	N/A	N/A	N/A
End of period	$11.61	$6.89	$14.05	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,751	1,432	1,758	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity
Division431
Accumulation unit value:
Beginning of period	$11.51	$19.20	$20.09	$17.86	$16.72	$13.66	$12.98	N/A
End of period	$15.77	$11.51	$19.20	$20.09	$17.86	$16.72	$13.66	N/A
Accumulation units outstanding
at the end of period	3,523	3,841	3,690	3,872	4,192	5,447	2,184	N/A

JNL/Lazard Small Cap
Equity Division431
Accumulation unit value:
Beginning of period	$9.22	$15.29	$16.72	$14.58	$14.19	$12.53	$11.63	N/A
End of period	$8.69	$9.22	$15.29	$16.72	$14.58	$14.19	$12.53	N/A
Accumulation units outstanding
at the end of period	-	6,401	6,355	5,527	5,352	6,151	988	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	$5.09	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.50	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	81	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1059

Accumulation unit value:
Beginning of period	$7.46	$11.73	$12.30	$11.78	N/A	N/A	N/A	N/A
End of period	$11.20	$7.46	$11.73	$12.30	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	8,314	6,713	6,389	7,848	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division440

Accumulation unit value:
Beginning of period	$11.86	$11.66	$11.16	$10.97	$10.97	$10.78	$10.71	N/A
End of period	$12.32	$11.86	$11.66	$11.16	$10.97	$10.97	$10.78	N/A
Accumulation units outstanding
at the end of period	8,595	13,452	20,016	19,250	17,777	14,505	3,172	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division830
Accumulation unit value:
Beginning of period	$3.58	$6.04	$5.90	$4.41	$4.15	N/A	N/A	N/A
End of period	$4.41	$3.58	$6.04	$5.90	$4.41	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	86	86	-	-	N/A	N/A	N/A

JNL/MCM Consumer Brands
Sector Division596
Accumulation unit value:
Beginning of period	$6.93	$10.28	$11.36	$10.20	$10.65	$9.89	N/A	N/A
End of period	$9.06	$6.93	$10.28	$11.36	$10.20	$10.65	N/A	N/A
Accumulation units outstanding
at the end of period	2,109	2,194	2,187	2,280	6,271	134	N/A	N/A

JNL/MCM Dow Dividend Division1450

Accumulation unit value:
Beginning of period	$5.17	$10.41	$11.04	N/A	N/A	N/A	N/A	N/A
End of period	$6.11	$5.17	$10.41	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	7,825	1,978	2,114	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P
500 Stock Index Division500
Accumulation unit value:
Beginning of period	$5.92	$9.70	$9.53	$8.31	$8.12	$7.63	N/A	N/A
End of period	$5.52	$5.92	$9.70	$9.53	$8.31	$8.12	N/A	N/A
Accumulation units outstanding
at the end of period	-	7,863	7,366	7,899	8,486	9,119	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	$6.91	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.90	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	22	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector
Division541
Accumulation unit value:
Beginning of period	$5.66	$11.68	$14.40	$12.36	$11.86	$10.95	N/A	N/A
End of period	$6.59	$5.66	$11.68	$14.40	$12.36	$11.86	N/A	N/A
Accumulation units outstanding
at the end of period	2,627	3,100	2,910	3,131	2,114	320	N/A	N/A

JNL/MCM Global Alpha Division2193

Accumulation unit value:
Beginning of period	$9.85	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.83	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	601	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector
Division596
Accumulation unit value:
Beginning of period	$9.25	$12.27	$11.62	$11.14	$10.54	$10.66	N/A	N/A
End of period	$10.98	$9.25	$12.27	$11.62	$11.14	$10.54	N/A	N/A
Accumulation units outstanding
at the end of period	3,774	5,992	6,826	5,978	18,419	6,201	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division464
Accumulation unit value:
Beginning of period	$11.17	$19.94	$18.40	$14.93	$13.42	$11.44	$10.65	N/A
End of period	$14.18	$11.17	$19.94	$18.40	$14.93	$13.42	$11.44	N/A
Accumulation units outstanding
at the end of period	11,734	8,762	7,328	6,450	5,869	5,312	742	N/A

JNL/MCM JNL 5 Division713

Accumulation unit value:
Beginning of period	$7.76	$13.75	$13.81	$11.84	$10.90	$10.56	N/A	N/A
End of period	$9.45	$7.76	$13.75	$13.81	$11.84	$10.90	N/A	N/A
Accumulation units outstanding
at the end of period	113,091	102,363	135,437	110,460	114,773	17,367	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	$6.32	$11.93	$11.04	N/A	N/A	N/A	N/A	N/A
End of period	$8.54	$6.32	$11.93	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	2,910	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Nasdaq 25 Division1450

Accumulation unit value:
Beginning of period	$7.26	$12.64	$12.25	N/A	N/A	N/A	N/A	N/A
End of period	$9.55	$7.26	$12.64	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	935	947	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division1430
Accumulation unit value:
Beginning of period	$6.12	$11.54	$11.93	N/A	N/A	N/A	N/A	N/A
End of period	$8.18	$6.12	$11.54	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	111	3,281	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector
Division596
Accumulation unit value:
Beginning of period	$21.95	$35.99	$27.10	$22.86	$17.02	$13.91	N/A	N/A
End of period	$25.88	$21.95	$35.99	$27.10	$22.86	$17.02	N/A	N/A
Accumulation units outstanding
at the end of period	2,533	2,755	3,049	2,244	2,433	38	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	$10.07	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.65	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	75	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap
Index Division431
Accumulation unit value:
Beginning of period	$9.71	$15.85	$15.03	$13.95	$12.69	$11.17	$10.57	N/A
End of period	$13.16	$9.71	$15.85	$15.03	$13.95	$12.69	$11.17	N/A
Accumulation units outstanding
at the end of period	9,618	10,734	9,212	8,915	7,839	6,289	461	N/A

JNL/MCM S&P 500 Index Division440

Accumulation unit value:
Beginning of period	$7.57	$12.36	$12.01	$10.63	$10.37	$9.60	$8.89	N/A
End of period	$9.36	$7.57	$12.36	$12.01	$10.63	$10.37	$9.60	N/A
Accumulation units outstanding
at the end of period	25,523	24,519	24,332	23,838	21,770	19,999	5,109	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Select Small-Cap
Division1224
Accumulation unit value:
Beginning of period	$10.71	$18.20	$20.38	N/A	N/A	N/A	N/A	N/A
End of period	$11.03	$10.71	$18.20	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,253	3,905	4,011	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index
Division440
Accumulation unit value:
Beginning of period	$9.42	$14.75	$15.35	$13.31	$13.01	$11.29	$10.29	N/A
End of period	$11.78	$9.42	$14.75	$15.35	$13.31	$13.01	$11.29	N/A
Accumulation units outstanding
at the end of period	14,100	8,694	7,549	7,264	6,425	7,329	1,701	N/A

JNL/MCM Technology Sector
Division509
Accumulation unit value:
Beginning of period	$3.78	$6.80	$6.05	$5.63	$5.60	$5.69	N/A	N/A
End of period	$6.07	$3.78	$6.80	$6.05	$5.63	$5.60	N/A	N/A
Accumulation units outstanding
at the end of period	10,563	10,882	12,463	10,310	9,846	5,429	N/A	N/A

JNL/MCM Value Line 30
Division1450
Accumulation unit value:
Beginning of period	$9.12	$17.67	$17.76	N/A	N/A	N/A	N/A	N/A
End of period	$10.26	$9.12	$17.67	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,088	13,182	11,645	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global
Growth Division431
Accumulation unit value:
Beginning of period	$8.66	$14.92	$14.30	$12.45	$11.15	$9.63	$8.94	N/A
End of period	$11.86	$8.66	$14.92	$14.30	$12.45	$11.15	$9.63	N/A
Accumulation units outstanding
at the end of period	11,859	12,997	13,323	13,607	13,805	11,208	1,819	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	$7.94	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.98	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	782	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	$6.04	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.42	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,641	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.17	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.85	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	69	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return
Bond Division431
Accumulation unit value:
Beginning of period	$14.47	$14.68	$13.82	$13.60	$13.54	$13.21	$13.12	N/A
End of period	$16.40	$14.47	$14.68	$13.82	$13.60	$13.54	$13.21	N/A
Accumulation units outstanding
at the end of period	30,483	18,392	21,259	24,731	19,966	16,195	2,193	N/A

JNL/PPM America Core
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High
Yield Bond Division674
Accumulation unit value:
Beginning of period	$9.07	$13.34	$13.74	$12.67	$12.69	$12.34	N/A	N/A
End of period	$13.02	$9.07	$13.34	$13.74	$12.67	$12.69	N/A	N/A
Accumulation units outstanding
at the end of period	3,121	6,472	7,708	9,439	9,714	6,909	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002
JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division431
Accumulation unit value:
Beginning of period	$10.42	$20.10	$21.70	$19.55	$18.99	$17.62	$16.51	N/A
End of period	$14.78	$10.42	$20.10	$21.70	$19.55	$18.99	$17.62	N/A
Accumulation units outstanding
at the end of period	1,413	2,064	2,071	3,031	2,111	2,120	1,163	N/A

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$8.58	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.27	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	135	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division464
Accumulation unit value:
Beginning of period	$9.51	$15.93	$14.86	$13.10	$12.30	$11.13	$10.70	N/A
End of period	$12.24	$9.51	$15.93	$14.86	$13.10	$12.30	$11.13	N/A
Accumulation units outstanding
at the end of period	31,470	32,383	42,729	48,165	52,044	50,862	19,026	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Conservative
Division887
Accumulation unit value:
Beginning of period	$9.81	$11.59	$11.11	$10.49	$10.35	N/A	N/A	N/A
End of period	$10.94	$9.81	$11.59	$11.11	$10.49	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	12,359	11,851	6,929	9,278	7,301	N/A	N/A	N/A

JNL/S&P Managed Growth
Division461
Accumulation unit value:
Beginning of period	$10.02	$15.80	$14.80	$13.21	$12.53	$11.45	$10.98	N/A
End of period	$12.60	$10.02	$15.80	$14.80	$13.21	$12.53	$11.45	N/A
Accumulation units outstanding
at the end of period	19,950	23,131	32,159	32,443	58,612	51,129	6,372	N/A

JNL/S&P Managed Moderate
Division819
Accumulation unit value:
Beginning of period	$9.58	$12.39	$11.72	$10.82	$10.18	N/A	N/A	N/A
End of period	$11.16	$9.58	$12.39	$11.72	$10.82	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	28,819	25,610	29,577	36,329	40,954	N/A	N/A	N/A

JNL/S&P Managed Moderate
Growth Division474
Accumulation unit value:
Beginning of period	$10.68	$15.01	$14.07	$12.78	$12.23	$11.37	$11.13	N/A
End of period	$12.94	$10.68	$15.01	$14.07	$12.78	$12.23	$11.37	N/A
Accumulation units outstanding
at the end of period	21,831	35,238	58,317	69,609	75,861	39,271	5,518	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division431

Accumulation unit value:
Beginning of period	$20.88	$26.84	$25.43	$22.80	$22.05	$20.26	$19.16	N/A
End of period	$24.54	$20.88	$26.84	$25.43	$22.80	$22.05	$20.26	N/A
Accumulation units outstanding
at the end of period	9,420	11,930	12,907	14,143	15,764	15,880	733	N/A

JNL/Select Money Market
Division551
Accumulation unit value:
Beginning of period	$12.50	$12.46	$12.12	$11.81	$11.72	$11.80	N/A	N/A
End of period	$12.29	$12.50	$12.46	$12.12	$11.81	$11.72	N/A	N/A
Accumulation units outstanding
at the end of period	15,238	2,921	3,218	3,208	2,673	2,670	N/A	N/A

JNL/Select Value Division431

Accumulation unit value:
Beginning of period	$14.21	$21.72	$20.52	$17.28	$16.28	$14.45	$13.25	N/A
End of period	$17.30	$14.21	$21.72	$20.52	$17.28	$16.28	$14.45	N/A
Accumulation units outstanding
at the end of period	4,757	5,242	8,236	4,350	4,768	5,544	1,771	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established
Growth Division431
Accumulation unit value:
Beginning of period	$17.41	$31.03	$28.71	$25.72	$24.69	$22.89	$21.65	N/A
End of period	$24.52	$17.41	$31.03	$28.71	$25.72	$24.69	$22.89	N/A
Accumulation units outstanding
at the end of period	12,864	11,733	15,991	14,250	14,379	9,051	1,116	N/A

JNL/T.Rowe Price Mid-Cap
Growth Division431
Accumulation unit value:
Beginning of period	$25.24	$43.31	$37.64	$35.91	$32.06	$27.67	$26.18	N/A
End of period	$36.38	$25.24	$43.31	$37.64	$35.91	$32.06	$27.67	N/A
Accumulation units outstanding
at the end of period	3,920	5,401	6,328	6,295	8,228	4,340	587	N/A

JNL/T.Rowe Price Short-Term
Bond Division1134
Accumulation unit value:
Beginning of period	$9.67	$10.48	$10.18	$10.06	N/A	N/A	N/A	N/A
End of period	$10.22	$9.67	$10.48	$10.18	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,753	1,849	1,942	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value
Division431
Accumulation unit value:
Beginning of period	$9.19	$15.73	$15.89	$13.49	$12.94	$11.44	$10.57	N/A
End of period	$12.37	$9.19	$15.73	$15.89	$13.49	$12.94	$11.44	N/A
Accumulation units outstanding
at the end of period	22,914	22,755	28,925	28,880	31,420	21,463	3,430	N/A

Accumulation Unit Values
Contract with Endorsements - 1.90%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real
Estate Division926
Accumulation unit value:
Beginning of period	$8.13	$12.89	$15.46	$11.55	$10.83	N/A	N/A	N/A
End of period	$10.58	$8.13	$12.89	$15.46	$11.55	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	14,704	11,935	11,552	2,880	724	N/A	N/A	N/A

JNL/AIM International
Growth Division464
Accumulation unit value:
Beginning of period	$10.48	$18.08	$16.78	$13.95	$12.85	$11.26	$10.54	N/A
End of period	$14.08	$10.48	$18.08	$16.78	$13.95	$12.85	$11.26	N/A
Accumulation units outstanding
at the end of period	18,602	11,637	9,927	3,241	415	415	415	N/A

JNL/AIM Large Cap Growth
Division636
Accumulation unit value:
Beginning of period	$8.52	$13.92	$12.26	$11.58	$11.01	$9.54	N/A	N/A
End of period	$10.38	$8.52	$13.92	$12.26	$11.58	$11.01	N/A	N/A
Accumulation units outstanding
at the end of period	15,000	2,577	3,061	1,735	1,212	1,088	N/A	N/A

JNL/AIM Small Cap Growth
Division1104
Accumulation unit value:
Beginning of period	$9.07	$15.33	$14.03	$13.28	N/A	N/A	N/A	N/A
End of period	$11.99	$9.07	$15.33	$14.03	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	8,984	2,456	1,302	-	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division513
Accumulation unit value:
Beginning of period	$8.72	$12.39	$11.70	$10.76	$9.96	$9.41	N/A	N/A
End of period	$10.47	$8.72	$12.39	$11.70	$10.76	$9.96	N/A	N/A
Accumulation units outstanding
at the end of period	7,119	6,685	3,832	3,833	3,663	3,987	N/A	N/A

JNL/Capital Guardian
Global Diversified Research Division801
Accumulation unit value:
Beginning of period	$16.43	$29.11	$24.59	$22.12	$19.98	N/A	N/A	N/A
End of period	$22.28	$16.43	$29.11	$24.59	$22.12	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	911	938	946	1,154	345	N/A	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	$4.46	$9.57	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.67	$4.46	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	563	429	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division1016
Accumulation unit value:
Beginning of period	$16.38	$28.24	$26.23	$25.71	N/A	N/A	N/A	N/A
End of period	$21.67	$16.38	$28.24	$26.23	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,311	1,577	92	93	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	$6.53	$13.65	$10.00	N/A	N/A	N/A	N/A	N/A
End of period	$9.61	$6.53	$13.65	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	23,614	6,870	4,504	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	$6.51	$10.65	$10.11	N/A	N/A	N/A	N/A	N/A
End of period	$7.98	$6.51	$10.65	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,962	3,833	1,496	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division513

Accumulation unit value:
Beginning of period	$10.88	$18.20	$18.44	$16.73	$16.49	$16.17	N/A	N/A
End of period	$14.29	$10.88	$18.20	$18.44	$16.73	$16.49	N/A	N/A
Accumulation units outstanding
at the end of period	6,092	-	-	-	-	247	N/A	N/A

JNL/Eagle SmallCap Equity
Division670
Accumulation unit value:
Beginning of period	$14.82	$24.48	$22.26	$18.89	$18.78	$16.06	N/A	N/A
End of period	$19.70	$14.82	$24.48	$22.26	$18.89	$18.78	N/A	N/A
Accumulation units outstanding
at the end of period	2,901	2,410	3,072	1,483	486	467	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	$6.21	$9.91	$10.09	N/A	N/A	N/A	N/A	N/A
End of period	$7.93	$6.21	$9.91	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	47,350	37,346	26,897	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	$5.76	$9.88	$9.76	N/A	N/A	N/A	N/A	N/A
End of period	$7.39	$5.76	$9.88	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,001	5,292	2,887	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division1074
Accumulation unit value:
Beginning of period	$7.47	$10.83	$10.84	$9.90	N/A	N/A	N/A	N/A
End of period	$9.74	$7.47	$10.83	$10.84	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	72,143	58,317	32,454	5,760	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	$6.00	$9.84	$9.89	N/A	N/A	N/A	N/A	N/A
End of period	$7.46	$6.00	$9.84	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	8,300	7,039	4,552	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division835
Accumulation unit value:
Beginning of period	$7.60	$11.59	$12.58	$11.50	$10.28	N/A	N/A	N/A
End of period	$9.96	$7.60	$11.59	$12.58	$10.89	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,412	138	138	138	-	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division631
Accumulation unit value:
Beginning of period	$17.94	$19.28	$18.36	$17.88	$17.75	$16.91	N/A	N/A
End of period	$20.09	$17.94	$19.28	$18.36	$17.88	$17.75	N/A	N/A
Accumulation units outstanding
at the end of period	13,363	13,291	13,655	11,246	6,825	1,326	N/A	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	$11.73	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.62	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	293	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division955
Accumulation unit value:
Beginning of period	$8.08	$12.88	$12.77	$11.25	$10.95	N/A	N/A	N/A
End of period	$10.51	$8.08	$12.88	$12.77	$11.25	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	9,917	4,145	1,422	1,061	-	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy
Division2131
Accumulation unit value:
Beginning of period	$10.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.36	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,489	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division665
Accumulation unit value:
Beginning of period	$9.12	$16.74	$15.24	$11.77	$10.11	$8.82	N/A	N/A
End of period	$11.64	$9.12	$16.74	$15.24	$11.77	$10.11	N/A	N/A
Accumulation units outstanding
at the end of period	13,108	10,081	10,670	6,144	798	511	N/A	N/A

JNL/JPMorgan MidCap
Growth Division427
Accumulation unit value:
Beginning of period	$13.24	$24.29	$22.93	$20.85	$20.02	$17.29	$16.36	N/A
End of period	$18.57	$13.24	$24.29	$22.93	$20.85	$20.02	$17.29	N/A
Accumulation units outstanding
at the end of period	1,570	891	2,283	1,883	1,529	1,530	75	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division665
Accumulation unit value:
Beginning of period	$16.48	$15.77	$15.11	$14.91	$14.85	$14.78	N/A	N/A
End of period	$16.77	$16.48	$15.77	$15.11	$14.91	$14.85	N/A	N/A
Accumulation units outstanding
at the end of period	16,114	16,705	8,346	2,778	442	508	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division1079
Accumulation unit value:
Beginning of period	$6.88	$14.03	$10.85	$8.93	N/A	N/A	N/A	N/A
End of period	$11.59	$6.88	$14.03	$10.85	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	18,981	10,053	14,205	2,093	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity
Division455
Accumulation unit value:
Beginning of period	$11.44	$19.11	$20.00	$17.79	$16.66	$13.62	$13.07	N/A
End of period	$15.68	$11.44	$19.11	$20.00	$17.79	$16.66	$13.62	N/A
Accumulation units outstanding
at the end of period	21,148	16,412	13,765	10,032	7,080	1,901	622	N/A

JNL/Lazard Small Cap
Equity Division450
Accumulation unit value:
Beginning of period	$9.17	$15.22	$16.64	$14.52	$14.14	$12.49	$12.06	N/A
End of period	$8.65	$9.17	$15.22	$16.64	$14.52	$14.14	$12.49	N/A
Accumulation units outstanding
at the end of period	-	1,980	2,587	1,375	945	946	892	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	$6.13	$9.68	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.49	$6.13	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	10,066	6,023	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1059

Accumulation unit value:
Beginning of period	$7.42	$11.68	$12.25	$11.74	N/A	N/A	N/A	N/A
End of period	$11.14	$7.42	$11.68	$12.25	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	16,480	11,777	15,116	15,536	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division458

Accumulation unit value:
Beginning of period	$11.82	$11.62	$11.13	$10.94	$10.95	$10.77	$10.72	N/A
End of period	$12.27	$11.82	$11.62	$11.13	$10.94	$10.95	$10.77	N/A
Accumulation units outstanding
at the end of period	47,107	53,495	44,586	29,956	26,155	15,452	1,399	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division670
Accumulation unit value:
Beginning of period	$3.56	$6.01	$5.88	$4.40	$4.44	$4.08	N/A	N/A
End of period	$4.39	$3.56	$6.01	$5.88	$4.40	$4.44	N/A	N/A
Accumulation units outstanding
at the end of period	4,408	4,308	12,316	5,791	4,705	2,064	N/A	N/A

JNL/MCM Consumer Brands
Sector Division641
Accumulation unit value:
Beginning of period	$6.91	$10.25	$11.34	$10.19	$10.63	$9.11	N/A	N/A
End of period	$9.03	$6.91	$10.25	$11.34	$10.19	$10.63	N/A	N/A
Accumulation units outstanding
at the end of period	3,343	2,791	-	108	22	22	N/A	N/A

JNL/MCM Dow Dividend Division1450

Accumulation unit value:
Beginning of period	$5.17	$10.40	$11.03	N/A	N/A	N/A	N/A	N/A
End of period	$6.09	$5.17	$10.40	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	28,517	15,503	8,295	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P
500 Stock Index Division955
Accumulation unit value:
Beginning of period	$5.89	$9.66	$9.49	$8.28	$8.17	N/A	N/A	N/A
End of period	$5.49	$5.89	$9.66	$9.49	$8.28	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	3,168	2,407	-	-	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector
Division955
Accumulation unit value:
Beginning of period	$5.63	$11.63	$14.34	$12.31	$12.08	N/A	N/A	N/A
End of period	$6.55	$5.63	$11.63	$14.34	$12.31	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	20,834	10,827	622	1,065	272	N/A	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector
Division636
Accumulation unit value:
Beginning of period	$9.21	$12.22	$11.58	$11.10	$10.51	$9.55	N/A	N/A
End of period	$10.93	$9.21	$12.22	$11.58	$11.10	$10.51	N/A	N/A
Accumulation units outstanding
at the end of period	16,022	18,186	21,600	20,631	2,907	1,232	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division458
Accumulation unit value:
Beginning of period	$11.13	$19.88	$18.36	$14.90	$13.40	$11.43	$10.37	N/A
End of period	$14.12	$11.13	$19.88	$18.36	$14.90	$13.40	$11.43	N/A
Accumulation units outstanding
at the end of period	122,938	136,219	131,600	128,060	133,988	88,270	1,447	N/A

JNL/MCM JNL 5 Division740

Accumulation unit value:
Beginning of period	$7.74	$13.73	$13.79	$11.83	$10.51	N/A	N/A	N/A
End of period	$9.43	$7.74	$13.73	$13.79	$11.83	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	359,544	372,950	349,112	145,568	53,784	N/A	N/A	N/A

JNL/MCM JNL Optimized
5 Division1096
Accumulation unit value:
Beginning of period	$6.31	$11.92	$10.70	$9.17	N/A	N/A	N/A	N/A
End of period	$8.52	$6.31	$11.92	$10.70	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Nasdaq 25 Division1450

Accumulation unit value:
Beginning of period	$7.24	$12.62	$12.23	N/A	N/A	N/A	N/A	N/A
End of period	$9.53	$7.24	$12.62	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	3,183	3,712	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division1338
Accumulation unit value:
Beginning of period	$6.12	$11.53	$10.64	N/A	N/A	N/A	N/A	N/A
End of period	$8.17	$6.12	$11.53	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	16,884	7,472	2,969	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector
Division631
Accumulation unit value:
Beginning of period	$21.85	$35.84	$27.00	$22.78	$16.97	$15.17	N/A	N/A
End of period	$25.74	$21.85	$35.84	$27.00	$22.78	$16.97	N/A	N/A
Accumulation units outstanding
at the end of period	7,456	5,459	7,463	5,887	5,045	1,411	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 24 Division1450

Accumulation unit value:
Beginning of period	$7.08	$10.73	$10.93	N/A	N/A	N/A	N/A	N/A
End of period	$8.26	$7.08	$10.73	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,083	1,371	1,371	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap
Index Division458
Accumulation unit value:
Beginning of period	$9.68	$15.80	$14.99	$13.93	$12.67	$11.16	$10.66	N/A
End of period	$13.11	$9.68	$15.80	$14.99	$13.93	$12.67	$11.16	N/A
Accumulation units outstanding
at the end of period	128,364	139,855	141,315	140,076	146,806	99,128	2,814	N/A

JNL/MCM S&P 500 Index Division458

Accumulation unit value:
Beginning of period	$7.54	$12.33	$11.98	$10.61	$10.36	$9.59	$9.00	N/A
End of period	$9.32	$7.54	$12.33	$11.98	$10.61	$10.36	$9.59	N/A
Accumulation units outstanding
at the end of period	182,089	188,558	185,527	178,691	187,216	125,259	8,334	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	$6.04	$8.70	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.57	$6.04	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	9,942	3,995	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Select Small-Cap
Division1224
Accumulation unit value:
Beginning of period	$10.66	$18.13	$20.30	N/A	N/A	N/A	N/A	N/A
End of period	$10.97	$10.66	$18.13	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	9,930	3,389	6,087	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index
Division458
Accumulation unit value:
Beginning of period	$9.39	$14.71	$15.31	$13.28	$12.99	$11.27	$10.66	N/A
End of period	$11.74	$9.39	$14.71	$15.31	$13.28	$12.99	$11.27	N/A
Accumulation units outstanding
at the end of period	128,993	144,775	142,638	138,268	145,435	96,445	1,407	N/A

JNL/MCM Technology Sector
Division631
Accumulation unit value:
Beginning of period	$3.76	$6.77	$6.02	$5.61	$5.59	$5.07	N/A	N/A
End of period	$6.04	$3.76	$6.77	$6.02	$5.61	$5.59	N/A	N/A
Accumulation units outstanding
at the end of period	5,903	5,173	9,764	5,264	5,993	3,355	N/A	N/A

JNL/MCM Value Line 30
Division1450
Accumulation unit value:
Beginning of period	$9.10	$17.64	$17.73	N/A	N/A	N/A	N/A	N/A
End of period	$10.24	$9.10	$17.64	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	46,552	46,727	44,113	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM VIP Division771

Accumulation unit value:
Beginning of period	$8.00	$14.26	$13.12	$11.92	$11.08	N/A	N/A	N/A
End of period	$9.73	$8.00	$14.26	$13.12	$11.92	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,524	4,918	5,388	4,242	4,475	N/A	N/A	N/A

JNL/Oppenheimer Global
Growth Division427
Accumulation unit value:
Beginning of period	$8.63	$14.87	$14.26	$12.42	$11.13	$9.62	$8.72	N/A
End of period	$11.81	$8.63	$14.87	$14.26	$12.42	$11.13	$9.62	N/A
Accumulation units outstanding
at the end of period	7,602	686	4,064	4,302	1,937	1,649	141	N/A

JNL/PAM Asia ex-Japan
Division1774
Accumulation unit value:
Beginning of period	$4.79	$8.90	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.97	$4.79	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,815	675	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division1774

Accumulation unit value:
Beginning of period	$4.14	$7.82	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.41	$4.14	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	7,948	783	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.29	$10.89	$9.94	N/A	N/A	N/A	N/A	N/A
End of period	$11.83	$10.29	$10.89	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	22,340	14,094	1,240	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return
Bond Division513
Accumulation unit value:
Beginning of period	$14.39	$14.61	$13.76	$13.55	$13.50	$13.28	N/A	N/A
End of period	$16.30	$14.39	$14.61	$13.76	$13.55	$13.50	N/A	N/A
Accumulation units outstanding
at the end of period	376,708	26,299	15,346	7,800	3,880	2,801	N/A	N/A

JNL/PPM America Core
Equity Division
Accumulation unit value:
Beginning of period	$12.17	$20.51	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.11	$12.17	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	628	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High
Yield Bond Division791
Accumulation unit value:
Beginning of period	$9.01	$13.26	$13.67	$12.61	$12.53	N/A	N/A	N/A
End of period	$12.94	$9.01	$13.26	$13.67	$12.61	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	120,981	93,260	89,507	98,544	210	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Mid
Cap Value Division1807
Accumulation unit value:
Beginning of period	$5.62	$10.52	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.13	$5.62	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,062	301	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	$7.54	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.18	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	810	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division1147
Accumulation unit value:
Beginning of period	$10.34	$19.97	$21.57	$19.90	N/A	N/A	N/A	N/A
End of period	$14.67	$10.34	$19.97	$21.57	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,946	589	-	-	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	$5.01	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.15	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,451	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$6.65	$9.68	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.26	$6.65	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	7,478	6,357	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	$6.87	$9.29	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.72	$6.87	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,732	1,048	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	$7.35	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.67	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	29,299	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	$7.57	$10.48	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.81	$7.57	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	30,374	1,449	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	$6.71	$10.41	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.08	$6.71	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	52,363	1,111	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	$7.09	$9.41	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.59	$7.09	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	9,153	4,851	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	$6.24	$9.30	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.61	$6.24	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,640	1,401	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division665
Accumulation unit value:
Beginning of period	$9.46	$15.85	$14.80	$13.05	$12.26	$11.15	N/A	N/A
End of period	$12.16	$9.46	$15.85	$14.80	$13.05	$12.26	N/A	N/A
Accumulation units outstanding
at the end of period	26,447	19,168	15,950	16,395	9,771	4,486	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Conservative
Division824
Accumulation unit value:
Beginning of period	$9.79	$11.57	$11.10	$10.49	$10.17	N/A	N/A	N/A
End of period	$10.91	$9.79	$11.57	$11.10	$10.49	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	34,833	19,143	2,081	423	426	N/A	N/A	N/A

JNL/S&P Managed Growth
Division546
Accumulation unit value:
Beginning of period	$9.97	$15.72	$14.74	$13.16	$12.48	$11.58	N/A	N/A
End of period	$12.53	$9.97	$15.72	$14.74	$13.16	$12.48	N/A	N/A
Accumulation units outstanding
at the end of period	41,537	38,994	37,005	26,342	20,984	26,738	N/A	N/A

JNL/S&P Managed Moderate
Division791
Accumulation unit value:
Beginning of period	$9.56	$12.37	$11.71	$10.81	$10.33	N/A	N/A	N/A
End of period	$11.13	$9.56	$12.37	$11.71	$10.81	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	50,948	35,078	9,453	1,913	1,917	N/A	N/A	N/A

JNL/S&P Managed Moderate
Growth Division607
Accumulation unit value:
Beginning of period	$10.62	$14.93	$14.01	$12.73	$12.19	$11.43	N/A	N/A
End of period	$12.87	$10.62	$14.93	$14.01	$12.73	$12.19	N/A	N/A
Accumulation units outstanding
at the end of period	71,840	40,637	36,364	17,134	11,622	7,454	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020
Division1147
Accumulation unit value:
Beginning of period	$7.68	$11.74	$10.93	$10.21	N/A	N/A	N/A	N/A
End of period	$9.14	$7.68	$11.74	$10.93	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A
JNL/S&P Retirement 2025
Division1081
Accumulation unit value:
Beginning of period	$7.50	$11.88	$11.00	$10.04	N/A	N/A	N/A	N/A
End of period	$9.01	$7.50	$11.88	$11.00	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income
Division1004
Accumulation unit value:
Beginning of period	$8.89	$11.06	$10.55	$9.97	N/A	N/A	N/A	N/A
End of period	$9.96	$8.89	$11.06	$10.55	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	9,042	8,640	-	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	$6.35	$9.80	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.90	$6.35	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	969	1,192	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division427

Accumulation unit value:
Beginning of period	$20.74	$26.67	$25.28	$22.67	$21.94	$20.17	$18.99	N/A
End of period	$24.36	$20.74	$26.67	$25.28	$22.67	$21.94	$20.17	N/A
Accumulation units outstanding
at the end of period	18,476	12,375	9,887	8,902	8,125	4,778	65	N/A

JNL/Select Money Market
Division1123
Accumulation unit value:
Beginning of period	$12.42	$12.38	$12.05	$11.90	N/A	N/A	N/A	N/A
End of period	$12.20	$12.42	$12.38	$12.05	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	26,274	12,999	13,138	-	N/A	N/A	N/A	N/A

JNL/Select Value Division450

Accumulation unit value:
Beginning of period	$14.17	$21.66	$20.48	$17.26	$16.26	$14.44	$13.58	N/A
End of period	$17.24	$14.17	$21.66	$20.48	$17.26	$16.26	$14.44	N/A
Accumulation units outstanding
at the end of period	5,322	3,106	3,870	3,306	3,019	3,020	1,550	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established
Growth Division427
Accumulation unit value:
Beginning of period	$17.29	$30.83	$28.54	$25.58	$24.58	$22.80	$21.36	N/A
End of period	$24.35	$17.29	$30.83	$28.54	$25.58	$24.58	$22.80	N/A
Accumulation units outstanding
at the end of period	7,372	1,397	5,132	3,145	2,681	2,671	838	N/A

JNL/T.Rowe Price Mid-Cap
Growth Division455
Accumulation unit value:
Beginning of period	$25.07	$43.04	$37.43	$35.72	$31.90	$27.55	$26.58	N/A
End of period	$36.11	$25.07	$43.04	$37.43	$35.72	$31.90	$27.55	N/A
Accumulation units outstanding
at the end of period	3,656	2,098	2,171	1,435	1,523	121	62	N/A

JNL/T.Rowe Price Short-Term
Bond Division1104
Accumulation unit value:
Beginning of period	$9.66	$10.47	$10.18	$9.99	N/A	N/A	N/A	N/A
End of period	$10.20	$9.66	$10.47	$10.18	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	7,579	4,305	2,671	-	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value
Division638
Accumulation unit value:
Beginning of period	$9.15	$15.67	$15.84	$13.45	$12.91	$11.30	N/A	N/A
End of period	$12.31	$9.15	$15.67	$15.84	$13.45	$12.91	N/A	N/A
Accumulation units outstanding
at the end of period	10,726	5,880	6,382	1,526	1,504	1,483	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 1.91%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt
20 Division2176
Accumulation unit value:
Beginning of period	$12.46	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.55	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	798	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt
35 Division2160
Accumulation unit value:
Beginning of period	$12.83	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.06	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,755	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt
50 Division2062
Accumulation unit value:
Beginning of period	$11.06	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.38	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,429	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt
65 Division2183
Accumulation unit value:
Beginning of period	$13.69	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.77	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,809	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real
Estate Division904
Accumulation unit value:
Beginning of period	$8.13	$12.89	$15.46	$11.55	$11.14	N/A	N/A	N/A
End of period	$10.57	$8.13	$12.89	$15.46	$11.55	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	29,762	29,271	27,236	16,934	765	N/A	N/A	N/A

JNL/AIM International
Growth Division904
Accumulation unit value:
Beginning of period	$10.46	$18.05	$16.76	$13.94	$13.27	N/A	N/A	N/A
End of period	$14.06	$10.46	$18.05	$16.76	$13.94	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	17,625	10,811	10,034	6,467	1,142	N/A	N/A	N/A

JNL/AIM Large Cap Growth
Division723
Accumulation unit value:
Beginning of period	$8.51	$13.91	$12.25	$11.58	$11.01	$10.87	N/A	N/A
End of period	$10.38	$8.51	$13.91	$12.25	$11.58	$11.01	N/A	N/A
Accumulation units outstanding
at the end of period	27,477	20,981	9,253	4,976	1,720	718	N/A	N/A

JNL/AIM Small Cap Growth
Division692
Accumulation unit value:
Beginning of period	$9.06	$15.32	$14.02	$12.49	$11.74	$10.73	N/A	N/A
End of period	$11.98	$9.06	$15.32	$14.02	$12.49	$11.74	N/A	N/A
Accumulation units outstanding
at the end of period	16,580	5,601	5,977	2,978	1,735	630	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division769
Accumulation unit value:
Beginning of period	$8.71	$12.38	$11.69	$10.75	$10.07	N/A	N/A	N/A
End of period	$10.46	$8.71	$12.38	$11.69	$10.75	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	25,595	19,904	8,733	2,251	1,166	N/A	N/A	N/A

JNL/Capital Guardian
Global Diversified Research Division904
Accumulation unit value:
Beginning of period	$16.40	$29.07	$24.56	$22.09	$21.41	N/A	N/A	N/A
End of period	$22.25	$16.40	$29.07	$24.56	$22.09	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	7,212	2,220	1,786	1,047	109	N/A	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	$6.60	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.67	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	15,058	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division973
Accumulation unit value:
Beginning of period	$16.36	$28.21	$26.20	$25.53	$25.94	N/A	N/A	N/A
End of period	$21.64	$16.36	$28.21	$26.20	$25.53	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	18,327	4,017	2,645	867	872	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	$6.53	$13.65	$10.31	N/A	N/A	N/A	N/A	N/A
End of period	$9.61	$6.53	$13.65	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	63,179	42,692	24,771	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	$6.51	$10.52	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.98	$6.51	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	12,075	4,753	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division723

Accumulation unit value:
Beginning of period	$10.87	$18.17	$18.42	$16.71	$16.48	$16.16	N/A	N/A
End of period	$14.27	$10.87	$18.17	$18.42	$16.71	$16.48	N/A	N/A
Accumulation units outstanding
at the end of period	792	595	580	598	619	402	N/A	N/A

JNL/Eagle SmallCap Equity
Division790
Accumulation unit value:
Beginning of period	$14.80	$24.45	$22.23	$18.87	$18.00	N/A	N/A	N/A
End of period	$19.68	$14.80	$24.45	$22.23	$18.87	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	8,104	2,490	3,206	305	308	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	$6.21	$9.91	$10.20	N/A	N/A	N/A	N/A	N/A
End of period	$7.93	$6.21	$9.91	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	108,944	96,767	57,516	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	$5.76	$9.88	$10.61	N/A	N/A	N/A	N/A	N/A
End of period	$7.39	$5.76	$9.88	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	39,122	36,921	6,321	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division
Accumulation unit value:
Beginning of period	$7.47	$10.83	$10.82	N/A	N/A	N/A	N/A	N/A
End of period	$9.74	$7.47	$10.83	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	64,623	40,494	35,694	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	$5.99	$9.84	$10.08	N/A	N/A	N/A	N/A	N/A
End of period	$7.45	$5.99	$9.84	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	70,248	44,283	5,043	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division904
Accumulation unit value:
Beginning of period	$7.60	$11.58	$12.58	$10.89	$10.89	N/A	N/A	N/A
End of period	$9.96	$7.60	$11.58	$12.58	$10.89	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	19,000	12,217	4,137	1,766	214	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division692
Accumulation unit value:
Beginning of period	$17.91	$19.25	$18.34	$17.86	$17.74	$17.40	N/A	N/A
End of period	$20.06	$17.91	$19.25	$18.34	$17.86	$17.74	N/A	N/A
Accumulation units outstanding
at the end of period	16,801	12,469	12,061	7,463	5,788	3,039	N/A	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	$11.46	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.62	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	11,533	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division904
Accumulation unit value:
Beginning of period	$8.07	$12.88	$12.77	$11.25	$11.15	N/A	N/A	N/A
End of period	$10.51	$8.07	$12.88	$12.77	$11.25	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	10,390	6,327	5,746	1,150	209	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy
Division2194
Accumulation unit value:
Beginning of period	$10.36	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.36	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	515	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division904
Accumulation unit value:
Beginning of period	$9.11	$16.72	$15.22	$11.76	$10.76	N/A	N/A	N/A
End of period	$11.63	$9.11	$16.72	$15.22	$11.76	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	39,331	34,877	30,417	19,274	2,682	N/A	N/A	N/A

JNL/JPMorgan MidCap
Growth Division723
Accumulation unit value:
Beginning of period	$13.22	$24.26	$22.90	$20.83	$20.00	$19.19	N/A	N/A
End of period	$18.54	$13.22	$24.26	$22.90	$20.83	$20.00	N/A	N/A
Accumulation units outstanding
at the end of period	5,895	4,943	3,933	824	418	339	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division692
Accumulation unit value:
Beginning of period	$16.46	$15.75	$15.09	$14.90	$14.84	$14.80	N/A	N/A
End of period	$16.75	$16.46	$15.75	$15.09	$14.90	$14.84	N/A	N/A
Accumulation units outstanding
at the end of period	27,217	17,906	5,732	14,228	3,769	1,428	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division1144
Accumulation unit value:
Beginning of period	$6.88	$14.03	$10.85	$9.19	N/A	N/A	N/A	N/A
End of period	$11.59	$6.88	$14.03	$10.85	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	66,354	44,488	35,676	1,200	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity
Division692
Accumulation unit value:
Beginning of period	$11.43	$19.09	$19.98	$17.78	$16.65	$14.95	N/A	N/A
End of period	$15.66	$11.43	$19.09	$19.98	$17.78	$16.65	N/A	N/A
Accumulation units outstanding
at the end of period	10,540	7,716	8,345	2,599	2,308	946	N/A	N/A

JNL/Lazard Small Cap
Equity Division692
Accumulation unit value:
Beginning of period	$9.16	$15.20	$16.63	$14.51	$14.13	$12.84	N/A	N/A
End of period	$8.64	$9.16	$15.20	$16.63	$14.51	$14.13	N/A	N/A
Accumulation units outstanding
at the end of period	-	4,273	4,314	2,493	1,735	1,012	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	$11.40	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.09	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	863	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	$11.11	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.22	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	873	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division1426
Accumulation unit value:
Beginning of period	$6.13	$9.79	$10.35	N/A	N/A	N/A	N/A	N/A
End of period	$7.49	$6.13	$9.79	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	16,366	17,431	17,493	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1059

Accumulation unit value:
Beginning of period	$7.42	$11.67	$12.24	$11.74	N/A	N/A	N/A	N/A
End of period	$11.13	$7.42	$11.67	$12.24	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	25,058	25,990	29,107	25,013	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division694

Accumulation unit value:
Beginning of period	$11.81	$11.61	$11.12	$10.94	$10.95	$10.98	N/A	N/A
End of period	$12.26	$11.81	$11.61	$11.12	$10.94	$10.95	N/A	N/A
Accumulation units outstanding
at the end of period	22,372	26,154	28,938	13,940	1,071	572	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division1031
Accumulation unit value:
Beginning of period	$3.56	$6.01	$5.87	$5.00	N/A	N/A	N/A	N/A
End of period	$4.38	$3.56	$6.01	$5.87	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	10,468	8,963	10,300	3,889	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands
Sector Division783
Accumulation unit value:
Beginning of period	$6.89	$10.22	$11.31	$10.16	$10.27	N/A	N/A	N/A
End of period	$9.00	$6.89	$10.22	$11.31	$10.16	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	13,015	12,236	588	246	181	N/A	N/A	N/A

JNL/MCM Dow Dividend Division1450

Accumulation unit value:
Beginning of period	$5.16	$10.39	$11.03	N/A	N/A	N/A	N/A	N/A
End of period	$6.09	$5.16	$10.39	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	74,158	26,018	15,978	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P
500 Stock Index Division712
Accumulation unit value:
Beginning of period	$5.89	$9.65	$9.48	$8.27	$8.09	$7.90	N/A	N/A
End of period	$5.48	$5.89	$9.65	$9.48	$8.27	$8.09	N/A	N/A
Accumulation units outstanding
at the end of period	-	4,302	4,336	1,852	1,532	1,587	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	$12.07	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.88	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,083	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector
Division1014
Accumulation unit value:
Beginning of period	$5.62	$11.62	$14.33	$12.72	N/A	N/A	N/A	N/A
End of period	$6.55	$5.62	$11.62	$14.33	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	34,984	18,567	3,404	2,740	N/A	N/A	N/A	N/A

JNL/MCM Global Alpha Division2181

Accumulation unit value:
Beginning of period	$9.93	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.83	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	438	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector
Division700
Accumulation unit value:
Beginning of period	$9.20	$12.21	$11.57	$11.09	$10.51	$9.95	N/A	N/A
End of period	$10.91	$9.20	$12.21	$11.57	$11.09	$10.51	N/A	N/A
Accumulation units outstanding
at the end of period	27,579	16,825	18,542	9,504	3,623	1,261	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Index 5 Division1429

Accumulation unit value:
Beginning of period	$6.79	$9.87	$10.29	N/A	N/A	N/A	N/A	N/A
End of period	$8.34	$6.79	$9.87	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	41,243	24,483	19,832	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division700
Accumulation unit value:
Beginning of period	$11.13	$19.87	$18.35	$14.89	$13.40	$12.50	N/A	N/A
End of period	$14.11	$11.13	$19.87	$18.35	$14.89	$13.40	N/A	N/A
Accumulation units outstanding
at the end of period	46,386	43,161	51,347	37,963	17,763	5,226	N/A	N/A

JNL/MCM JNL 5 Division699

Accumulation unit value:
Beginning of period	$7.73	$13.72	$13.78	$11.82	$10.89	$10.22	N/A	N/A
End of period	$9.42	$7.73	$13.72	$13.78	$11.82	$10.89	N/A	N/A
Accumulation units outstanding
at the end of period	643,922	630,929	649,690	322,546	83,257	14	N/A	N/A

JNL/MCM JNL Optimized
5 Division1084
Accumulation unit value:
Beginning of period	$6.31	$11.92	$10.70	$9.38	N/A	N/A	N/A	N/A
End of period	$8.52	$6.31	$11.92	$10.70	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	133,813	42,555	29,347	23,647	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Nasdaq 25 Division1450

Accumulation unit value:
Beginning of period	$7.24	$12.61	$12.23	N/A	N/A	N/A	N/A	N/A
End of period	$9.52	$7.24	$12.61	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	28,773	9,701	6,016	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division1328
Accumulation unit value:
Beginning of period	$6.12	$11.53	$10.62	N/A	N/A	N/A	N/A	N/A
End of period	$8.16	$6.12	$11.53	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	71,977	22,039	16,238	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector
Division700
Accumulation unit value:
Beginning of period	$21.83	$35.81	$26.98	$22.77	$16.96	$16.24	N/A	N/A
End of period	$25.72	$21.83	$35.81	$26.98	$22.77	$16.96	N/A	N/A
Accumulation units outstanding
at the end of period	21,027	15,955	12,532	7,170	3,364	1,149	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	$8.21	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.64	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	457	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 24 Division1450

Accumulation unit value:
Beginning of period	$7.08	$10.73	$10.92	N/A	N/A	N/A	N/A	N/A
End of period	$8.26	$7.08	$10.73	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	13,302	15,340	13,242	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap
Index Division700
Accumulation unit value:
Beginning of period	$9.67	$15.79	$14.98	$13.92	$12.67	$11.82	N/A	N/A
End of period	$13.09	$9.67	$15.79	$14.98	$13.92	$12.67	N/A	N/A
Accumulation units outstanding
at the end of period	27,421	28,230	30,812	19,038	4,285	1,730	N/A	N/A

JNL/MCM S&P 500 Index Division692

Accumulation unit value:
Beginning of period	$7.54	$12.32	$11.97	$10.60	$10.35	$9.63	N/A	N/A
End of period	$9.31	$7.54	$12.32	$11.97	$10.60	$10.35	N/A	N/A
Accumulation units outstanding
at the end of period	105,990	51,592	65,325	54,476	30,191	13,150	N/A	N/A

JNL/MCM S&P SMid 60 Division1405

Accumulation unit value:
Beginning of period	$6.03	$8.82	$9.27	N/A	N/A	N/A	N/A	N/A
End of period	$9.57	$6.03	$8.82	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	28,442	5,472	2,431	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Select Small-Cap
Division1224
Accumulation unit value:
Beginning of period	$10.65	$18.11	$20.29	N/A	N/A	N/A	N/A	N/A
End of period	$10.96	$10.65	$18.11	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	11,609	11,506	13,960	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index
Division700
Accumulation unit value:
Beginning of period	$9.38	$14.70	$15.31	$13.28	$12.98	$12.03	N/A	N/A
End of period	$11.73	$9.38	$14.70	$15.31	$13.28	$12.98	N/A	N/A
Accumulation units outstanding
at the end of period	23,161	18,794	20,718	10,491	3,918	1,675	N/A	N/A

JNL/MCM Technology Sector
Division700
Accumulation unit value:
Beginning of period	$3.76	$6.76	$6.02	$5.61	$5.58	$5.34	N/A	N/A
End of period	$6.04	$3.76	$6.76	$6.02	$5.61	$5.58	N/A	N/A
Accumulation units outstanding
at the end of period	54,444	29,232	14,405	10,690	5,824	2,272	N/A	N/A

JNL/MCM Value Line 30
Division1450
Accumulation unit value:
Beginning of period	$9.09	$17.63	$17.73	N/A	N/A	N/A	N/A	N/A
End of period	$10.23	$9.09	$17.63	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	108,404	52,001	55,053	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM VIP Division699

Accumulation unit value:
Beginning of period	$8.00	$14.25	$13.12	$11.92	$11.07	$10.44	N/A	N/A
End of period	$9.73	$8.00	$14.25	$13.12	$11.92	$11.07	N/A	N/A
Accumulation units outstanding
at the end of period	45,141	37,279	53,617	56,764	41,255	5,534	N/A	N/A

JNL/Oppenheimer Global
Growth Division692
Accumulation unit value:
Beginning of period	$8.62	$14.86	$14.25	$12.42	$11.13	$9.92	N/A	N/A
End of period	$11.79	$8.62	$14.86	$14.25	$12.42	$11.13	N/A	N/A
Accumulation units outstanding
at the end of period	16,049	15,487	32,904	10,319	7,318	1,891	N/A	N/A

JNL/PAM Asia ex-Japan
Division1819
Accumulation unit value:
Beginning of period	$4.79	$8.87	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.00	$4.79	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	12,731	2	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division1802

Accumulation unit value:
Beginning of period	$4.14	$7.93	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.41	$4.14	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	34,812	5,638	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.28	$10.89	$10.38	N/A	N/A	N/A	N/A	N/A
End of period	$11.83	$10.28	$10.89	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	54,876	31,832	1,327	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return
Bond Division692
Accumulation unit value:
Beginning of period	$14.38	$14.60	$13.75	$13.54	$13.49	$13.48	N/A	N/A
End of period	$16.29	$14.38	$14.60	$13.75	$13.54	$13.49	N/A	N/A
Accumulation units outstanding
at the end of period	70,237	24,266	25,105	9,309	6,438	1,468	N/A	N/A

JNL/PPM America Core
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High
Yield Bond Division692
Accumulation unit value:
Beginning of period	$9.00	$13.25	$13.66	$12.60	$12.63	$12.42	N/A	N/A
End of period	$12.92	$9.00	$13.25	$13.66	$12.60	$12.63	N/A	N/A
Accumulation units outstanding
at the end of period	67,385	14,489	19,835	20,983	4,588	1,901	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small
Cap Value Division1843
Accumulation unit value:
Beginning of period	$6.23	$8.82	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.18	$6.23	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	99	100	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division
Accumulation unit value:
Beginning of period	$10.33	$15.68	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.65	$10.33	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,098	990	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	$8.33	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.15	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,259	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$6.65	$8.87	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.26	$6.65	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	111,872	32,583	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive
Advantage Division1458
Accumulation unit value:
Beginning of period	$6.86	$9.91	$10.11	N/A	N/A	N/A	N/A	N/A
End of period	$9.71	$6.86	$9.91	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	28,325	31,087	19,163	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	$6.24	$10.46	$10.07	N/A	N/A	N/A	N/A	N/A
End of period	$7.67	$6.24	$10.46	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,085	2,814	2,705	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	$7.57	$10.51	$10.15	N/A	N/A	N/A	N/A	N/A
End of period	$8.81	$7.57	$10.51	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	7,449	7,781	7,166	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	$6.71	$9.92	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.08	$6.71	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,970	293	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	$7.09	$8.71	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.59	$7.09	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	30,800	3,297	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	$6.23	$5.31	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.60	$6.23	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	14,239	464	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division776
Accumulation unit value:
Beginning of period	$9.45	$15.83	$14.78	$13.04	$12.10	N/A	N/A	N/A
End of period	$12.15	$9.45	$15.83	$14.78	$13.04	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	21,512	24,578	15,311	16,123	15,513	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Conservative
Division737
Accumulation unit value:
Beginning of period	$9.79	$11.57	$11.09	$10.48	$10.30	$10.30	N/A	N/A
End of period	$10.90	$9.79	$11.57	$11.09	$10.48	$10.30	N/A	N/A
Accumulation units outstanding
at the end of period	93,179	52,540	25,433	97,479	93,699	3,397	N/A	N/A

JNL/S&P Managed Growth
Division699
Accumulation unit value:
Beginning of period	$9.96	$15.70	$14.73	$13.15	$12.47	$11.90	N/A	N/A
End of period	$12.51	$9.96	$15.70	$14.73	$13.15	$12.47	N/A	N/A
Accumulation units outstanding
at the end of period	291,582	104,741	154,260	110,474	12,297	524	N/A	N/A

JNL/S&P Managed Moderate
Division738
Accumulation unit value:
Beginning of period	$9.56	$12.37	$11.71	$10.81	$10.44	N/A	N/A	N/A
End of period	$11.12	$9.56	$12.37	$11.71	$10.81	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	239,027	100,648	78,160	67,137	75,222	N/A	N/A	N/A

JNL/S&P Managed Moderate
Growth Division776
Accumulation unit value:
Beginning of period	$10.61	$14.92	$14.00	$12.72	$12.09	N/A	N/A	N/A
End of period	$12.85	$10.61	$14.92	$14.00	$12.72	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	146,230	69,082	165,984	66,409	21,787	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2015
Division1167
Accumulation unit value:
Beginning of period	$7.93	$11.57	$10.80	$10.24	N/A	N/A	N/A	N/A
End of period	$9.32	$7.93	$11.57	$10.80	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	4,936	4,957	2,136	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020
Division1130
Accumulation unit value:
Beginning of period	$7.68	$11.74	$10.93	$9.91	N/A	N/A	N/A	N/A
End of period	$9.13	$7.68	$11.74	$10.93	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	5,082	5,095	1,553	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	$7.50	$6.86	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.01	$7.50	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,334	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income
Division1119
Accumulation unit value:
Beginning of period	$8.88	$11.06	$10.55	$9.91	N/A	N/A	N/A	N/A
End of period	$9.95	$8.88	$11.06	$10.55	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	22,880	14,747	6,343	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	$9.02	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.90	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,335	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division694

Accumulation unit value:
Beginning of period	$20.71	$26.63	$25.26	$22.65	$21.92	$20.88	N/A	N/A
End of period	$24.32	$20.71	$26.63	$25.26	$22.65	$21.92	N/A	N/A
Accumulation units outstanding
at the end of period	21,135	8,430	7,718	3,251	282	302	N/A	N/A

JNL/Select Money Market
Division707
Accumulation unit value:
Beginning of period	$12.40	$12.37	$12.04	$11.74	$11.65	$11.65	N/A	N/A
End of period	$12.18	$12.40	$12.37	$12.04	$11.74	$11.65	N/A	N/A
Accumulation units outstanding
at the end of period	16,778	12,976	2,806	4,864	1,563	-	N/A	N/A

JNL/Select Value Division723

Accumulation unit value:
Beginning of period	$14.16	$21.65	$20.47	$17.25	$16.26	$15.83	N/A	N/A
End of period	$17.22	$14.16	$21.65	$20.47	$17.25	$16.26	N/A	N/A
Accumulation units outstanding
at the end of period	12,465	34,635	4,554	2,065	1,648	575	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established
Growth Division723
Accumulation unit value:
Beginning of period	$17.27	$30.79	$28.51	$25.55	$24.55	$23.99	N/A	N/A
End of period	$24.31	$17.27	$30.79	$28.51	$25.55	$24.55	N/A	N/A
Accumulation units outstanding
at the end of period	15,162	7,025	7,180	4,141	2,727	433	N/A	N/A

JNL/T.Rowe Price Mid-Cap
Growth Division692
Accumulation unit value:
Beginning of period	$25.03	$42.98	$37.38	$35.68	$31.87	$29.36	N/A	N/A
End of period	$36.06	$25.03	$42.98	$37.38	$35.68	$31.87	N/A	N/A
Accumulation units outstanding
at the end of period	19,531	8,112	5,838	3,673	1,885	356	N/A	N/A

JNL/T.Rowe Price Short-Term
Bond Division
Accumulation unit value:
Beginning of period	$9.66	$10.47	$10.33	N/A	N/A	N/A	N/A	N/A
End of period	$10.20	$9.66	$10.47	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	29,658	22,213	2,407	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value
Division723
Accumulation unit value:
Beginning of period	$9.15	$15.66	$15.83	$13.44	$12.91	$12.48	N/A	N/A
End of period	$12.30	$9.15	$15.66	$15.83	$13.44	$12.91	N/A	N/A
Accumulation units outstanding
at the end of period	15,254	9,703	9,029	4,486	4,103	834	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 1.92%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real
Estate Division942
Accumulation unit value:
Beginning of period	$8.13	$12.89	$15.46	$11.55	$10.83	N/A	N/A	N/A
End of period	$10.57	$8.13	$12.89	$15.46	$11.55	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	28	28	29	-	-	N/A	N/A	N/A

JNL/AIM International
Growth Division492
Accumulation unit value:
Beginning of period	$10.45	$18.03	$16.75	$13.92	$12.82	$11.67	N/A	N/A
End of period	$14.04	$10.45	$18.03	$16.75	$13.92	$12.82	N/A	N/A
Accumulation units outstanding
at the end of period	5,264	6,190	5,968	1,158	1,059	1,569	N/A	N/A

JNL/AIM Large Cap Growth
Division436
Accumulation unit value:
Beginning of period	$8.50	$13.91	$12.25	$11.57	$11.00	$10.20	$9.84	N/A
End of period	$10.37	$8.50	$13.91	$12.25	$11.57	$11.00	$10.20	N/A
Accumulation units outstanding
at the end of period	5,218	5,107	4,966	7,303	8,544	10,163	2,990	N/A

JNL/AIM Small Cap Growth
Division442
Accumulation unit value:
Beginning of period	$9.05	$15.31	$14.02	$12.48	$11.73	$11.19	$10.82	N/A
End of period	$11.97	$9.05	$15.31	$14.02	$12.48	$11.73	$11.19	N/A
Accumulation units outstanding
at the end of period	7,192	7,596	11,460	24,389	27,157	35,417	10,371	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division436
Accumulation unit value:
Beginning of period	$8.70	$12.37	$11.68	$10.75	$9.95	$9.27	$8.92	N/A
End of period	$10.45	$8.70	$12.37	$11.68	$10.75	$9.95	$9.27	N/A
Accumulation units outstanding
at the end of period	6,743	8,235	8,068	11,752	12,434	12,969	3,044	N/A

JNL/Capital Guardian
Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division484
Accumulation unit value:
Beginning of period	$16.34	$28.17	$26.17	$25.51	$24.84	$22.67	$22.65	N/A
End of period	$21.61	$16.34	$28.17	$26.17	$25.51	$24.84	$22.67	N/A
Accumulation units outstanding
at the end of period	1,375	280	786	186	507	633	95	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	$6.53	$13.65	$11.42	N/A	N/A	N/A	N/A	N/A
End of period	$9.60	$6.53	$13.65	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	91,021	119,827	148,573	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division433

Accumulation unit value:
Beginning of period	$10.86	$18.16	$18.40	$16.70	$16.46	$15.78	$14.89	N/A
End of period	$14.25	$10.86	$18.16	$18.40	$16.70	$16.46	$15.78	N/A
Accumulation units outstanding
at the end of period	8,176	10,127	9,605	9,593	9,040	8,226	4,072	N/A

JNL/Eagle SmallCap Equity
Division563
Accumulation unit value:
Beginning of period	$14.78	$24.42	$22.21	$18.85	$18.74	$17.27	N/A	N/A
End of period	$19.65	$14.78	$24.42	$22.21	$18.85	$18.74	N/A	N/A
Accumulation units outstanding
at the end of period	951	1,086	1,095	1,072	1,044	1,044	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	$5.75	$9.88	$10.36	N/A	N/A	N/A	N/A	N/A
End of period	$7.39	$5.75	$9.88	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	14,179	14,332	30,957	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division
Accumulation unit value:
Beginning of period	$7.46	$10.83	$10.85	N/A	N/A	N/A	N/A	N/A
End of period	$9.73	$7.46	$10.83	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	48,299	95,813	139,871	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	$5.99	$9.84	$10.37	N/A	N/A	N/A	N/A	N/A
End of period	$7.45	$5.99	$9.84	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	14,050	14,199	30,813	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division1010
Accumulation unit value:
Beginning of period	$7.60	$11.58	$12.58	$11.50	N/A	N/A	N/A	N/A
End of period	$9.95	$7.60	$11.58	$12.58	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	150	235	-	1,977	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division422
Accumulation unit value:
Beginning of period	$17.89	$19.23	$18.32	$17.84	$17.72	$16.89	$16.57	N/A
End of period	$20.03	$17.89	$19.23	$18.32	$17.84	$17.72	$16.89	N/A
Accumulation units outstanding
at the end of period	6,813	9,508	9,796	10,692	11,150	11,939	4,750	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division918
Accumulation unit value:
Beginning of period	$8.07	$12.87	$12.77	$11.25	$10.99	N/A	N/A	N/A
End of period	$10.50	$8.07	$12.87	$12.77	$11.25	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	139	155	1,668	-	3,742	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division727
Accumulation unit value:
Beginning of period	$9.10	$16.71	$15.21	$11.75	$10.10	$9.75	N/A	N/A
End of period	$11.62	$9.10	$16.71	$15.21	$11.75	$10.10	N/A	N/A
Accumulation units outstanding
at the end of period	5,554	8,099	9,091	4,031	646	647	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	$13.20	$24.23	$25.83	N/A	N/A	N/A	N/A	N/A
End of period	$18.52	$13.20	$24.23	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	76,621	-	6,915	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division433
Accumulation unit value:
Beginning of period	$16.44	$15.73	$15.08	$14.88	$14.82	$14.55	$14.37	N/A
End of period	$16.72	$16.44	$15.73	$15.08	$14.88	$14.82	$14.55	N/A
Accumulation units outstanding
at the end of period	3,760	18,724	4,406	4,257	4,254	4,154	1,558	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division1061
Accumulation unit value:
Beginning of period	$6.87	$14.03	$10.85	$10.00	N/A	N/A	N/A	N/A
End of period	$11.58	$6.87	$14.03	$10.85	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,476	2,700	6,546	1,821	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity
Division436
Accumulation unit value:
Beginning of period	$11.42	$19.07	$19.96	$17.76	$16.64	$13.60	$12.86	N/A
End of period	$15.64	$11.42	$19.07	$19.96	$17.76	$16.64	$13.60	N/A
Accumulation units outstanding
at the end of period	7,432	7,570	11,532	21,422	23,663	30,134	7,424	N/A

JNL/Lazard Small Cap
Equity Division436
Accumulation unit value:
Beginning of period	$9.15	$15.19	$16.61	$14.50	$14.12	$12.48	$11.52	N/A
End of period	$8.63	$9.15	$15.19	$16.61	$14.50	$14.12	$12.48	N/A
Accumulation units outstanding
at the end of period	-	10,131	13,155	23,389	25,774	33,063	9,299	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1059

Accumulation unit value:
Beginning of period	$7.41	$11.66	$12.24	$11.73	N/A	N/A	N/A	N/A
End of period	$11.12	$7.41	$11.66	$12.24	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,626	4,498	5,191	108,515	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division422

Accumulation unit value:
Beginning of period	$11.81	$11.61	$11.12	$10.94	$10.94	$10.76	$10.81	N/A
End of period	$12.25	$11.81	$11.61	$11.12	$10.94	$10.94	$10.76	N/A
Accumulation units outstanding
at the end of period	7,821	8,012	9,119	10,236	9,662	9,628	1,433	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division519
Accumulation unit value:
Beginning of period	$3.56	$6.00	$5.87	$4.39	$4.44	$4.21	N/A	N/A
End of period	$4.38	$3.56	$6.00	$5.87	$4.39	$4.44	N/A	N/A
Accumulation units outstanding
at the end of period	9,489	9,538	9,582	11,782	12,385	12,182	N/A	N/A

JNL/MCM Consumer Brands
Sector Division602
Accumulation unit value:
Beginning of period	$6.89	$10.22	$11.30	$10.16	$10.61	$9.83	N/A	N/A
End of period	$8.99	$6.89	$10.22	$11.30	$10.16	$10.61	N/A	N/A
Accumulation units outstanding
at the end of period	325	326	326	326	326	327	N/A	N/A

JNL/MCM Dow Dividend Division1450

Accumulation unit value:
Beginning of period	$5.16	$10.39	$11.03	N/A	N/A	N/A	N/A	N/A
End of period	$6.09	$5.16	$10.39	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	38	39	26,639	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P
500 Stock Index Division602
Accumulation unit value:
Beginning of period	$5.88	$9.64	$9.48	$8.27	$8.08	$7.55	N/A	N/A
End of period	$5.48	$5.88	$9.64	$9.48	$8.27	$8.08	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,481	4,623	1,593	1,636	425	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector
Division519
Accumulation unit value:
Beginning of period	$5.62	$11.61	$14.32	$12.30	$11.82	$11.20	N/A	N/A
End of period	$6.54	$5.62	$11.61	$14.32	$12.30	$11.82	N/A	N/A
Accumulation units outstanding
at the end of period	297	298	298	298	496	496	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector
Division563
Accumulation unit value:
Beginning of period	$9.19	$12.20	$11.56	$11.09	$10.50	$10.84	N/A	N/A
End of period	$10.90	$9.19	$12.20	$11.56	$11.09	$10.50	N/A	N/A
Accumulation units outstanding
at the end of period	3,006	58,180	3,084	1,962	1,299	634	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division422
Accumulation unit value:
Beginning of period	$11.12	$19.86	$18.34	$14.89	$13.39	$11.42	$10.10	N/A
End of period	$14.10	$11.12	$19.86	$18.34	$14.89	$13.39	$11.42	N/A
Accumulation units outstanding
at the end of period	4,757	5,100	20,480	6,274	6,701	6,229	1,684	N/A

JNL/MCM JNL 5 Division753

Accumulation unit value:
Beginning of period	$7.73	$13.72	$13.79	$11.83	$10.49	N/A	N/A	N/A
End of period	$9.42	$7.73	$13.72	$13.79	$11.83	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	31,223	41,366	53,343	5,708	3,778	N/A	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	$6.30	$11.92	$10.63	N/A	N/A	N/A	N/A	N/A
End of period	$8.51	$6.30	$11.92	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	63	64	79,620	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Nasdaq 25 Division1450

Accumulation unit value:
Beginning of period	$7.24	$12.61	$12.23	N/A	N/A	N/A	N/A	N/A
End of period	$9.52	$7.24	$12.61	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,252	1,252	1,252	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector
Division569
Accumulation unit value:
Beginning of period	$21.81	$35.78	$26.96	$22.75	$16.95	$13.93	N/A	N/A
End of period	$25.69	$21.81	$35.78	$26.96	$22.75	$16.95	N/A	N/A
Accumulation units outstanding
at the end of period	5,126	6,749	14,970	14,431	12,771	2,732	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap
Index Division422
Accumulation unit value:
Beginning of period	$9.66	$15.78	$14.97	$13.92	$12.67	$11.15	$10.13	N/A
End of period	$13.09	$9.66	$15.78	$14.97	$13.92	$12.67	$11.15	N/A
Accumulation units outstanding
at the end of period	6,294	6,500	6,650	8,143	9,178	9,369	1,685	N/A

JNL/MCM S&P 500 Index Division422

Accumulation unit value:
Beginning of period	$7.53	$12.31	$11.97	$10.60	$10.35	$9.59	$8.80	N/A
End of period	$9.31	$7.53	$12.31	$11.97	$10.60	$10.35	$9.59	N/A
Accumulation units outstanding
at the end of period	21,324	12,956	13,904	16,174	17,248	16,639	2,766	N/A

JNL/MCM S&P SMid 60 Division1306

Accumulation unit value:
Beginning of period	$6.03	$8.81	$10.18	N/A	N/A	N/A	N/A	N/A
End of period	$9.56	$6.03	$8.81	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	89,002	79,840	1,913	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Select Small-Cap
Division1224
Accumulation unit value:
Beginning of period	$10.64	$18.09	$20.27	N/A	N/A	N/A	N/A	N/A
End of period	$10.95	$10.64	$18.09	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,288	4,730	4,474	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index
Division422
Accumulation unit value:
Beginning of period	$9.38	$14.69	$15.30	$13.27	$12.98	$11.27	$10.16	N/A
End of period	$11.72	$9.38	$14.69	$15.30	$13.27	$12.98	$11.27	N/A
Accumulation units outstanding
at the end of period	12,680	70,286	2,740	4,370	5,061	5,226	1,567	N/A

JNL/MCM Technology Sector
Division528
Accumulation unit value:
Beginning of period	$3.75	$6.76	$6.02	$5.61	$5.58	$5.62	N/A	N/A
End of period	$6.03	$3.75	$6.76	$6.02	$5.61	$5.58	N/A	N/A
Accumulation units outstanding
at the end of period	195,684	-	-	4,139	4,531	4,488	N/A	N/A

JNL/MCM Value Line 30
Division1450
Accumulation unit value:
Beginning of period	$9.09	$17.63	$17.72	N/A	N/A	N/A	N/A	N/A
End of period	$10.22	$9.09	$17.63	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,013	126,638	220,736	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global
Growth Division436
Accumulation unit value:
Beginning of period	$8.62	$14.85	$14.24	$12.41	$11.12	$9.61	$8.97	N/A
End of period	$11.78	$8.62	$14.85	$14.24	$12.41	$11.12	$9.61	N/A
Accumulation units outstanding
at the end of period	4,173	7,107	7,200	4,241	10,613	5,553	3,189	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	$4.58	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.41	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,801	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.16	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.83	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	8,237	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return
Bond Division422
Accumulation unit value:
Beginning of period	$14.36	$14.58	$13.73	$13.53	$13.48	$13.16	$13.16	N/A
End of period	$16.27	$14.36	$14.58	$13.73	$13.53	$13.48	$13.16	N/A
Accumulation units outstanding
at the end of period	27,044	23,819	27,293	42,689	43,191	28,912	14,332	N/A

JNL/PPM America Core
Equity Division459
Accumulation unit value:
Beginning of period	$12.14	$20.80	$22.86	$20.49	$19.21	$17.32	$16.14	N/A
End of period	$15.07	$12.14	$20.80	$22.86	$20.49	$19.21	$17.32	N/A
Accumulation units outstanding
at the end of period	-	1,556	1,284	1,200	1,258	1,258	1,258	N/A

JNL/PPM America High
Yield Bond Division674
Accumulation unit value:
Beginning of period	$9.00	$13.25	$13.66	$12.60	$12.63	$12.29	N/A	N/A
End of period	$12.91	$9.00	$13.25	$13.66	$12.60	$12.63	N/A	N/A
Accumulation units outstanding
at the end of period	7,538	9,374	9,665	9,576	10,696	30,209	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	$6.44	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.12	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,951	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division434
Accumulation unit value:
Beginning of period	$10.32	$19.92	$21.52	$19.41	$18.86	$17.51	$16.53	N/A
End of period	$14.63	$10.32	$19.92	$21.52	$19.41	$18.86	$17.51	N/A
Accumulation units outstanding
at the end of period	954	1,152	1,330	1,470	1,625	2,329	2,639	N/A

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	$7.01	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.71	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	81,624	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division446
Accumulation unit value:
Beginning of period	$9.44	$15.82	$14.77	$13.03	$12.24	$11.08	$10.60	N/A
End of period	$12.14	$9.44	$15.82	$14.77	$13.03	$12.24	$11.08	N/A
Accumulation units outstanding
at the end of period	59,230	66,325	71,440	118,372	170,530	250,136	19,848	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Conservative
Division
Accumulation unit value:
Beginning of period	$9.78	$11.04	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.90	$9.78	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	14,101	14,101	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth
Division422
Accumulation unit value:
Beginning of period	$9.95	$15.69	$14.71	$13.14	$12.47	$11.41	$10.67	N/A
End of period	$12.50	$9.95	$15.69	$14.71	$13.14	$12.47	$11.41	N/A
Accumulation units outstanding
at the end of period	93,504	94,536	95,311	97,633	107,914	110,785	10,022	N/A

JNL/S&P Managed Moderate
Division835
Accumulation unit value:
Beginning of period	$9.55	$12.37	$11.70	$10.81	$10.35	N/A	N/A	N/A
End of period	$11.12	$9.55	$12.37	$11.70	$10.81	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	14,745	6,346	10,988	1,176	1,124	N/A	N/A	N/A

JNL/S&P Managed Moderate
Growth Division437
Accumulation unit value:
Beginning of period	$10.60	$14.90	$13.98	$12.71	$12.17	$11.32	$10.84	N/A
End of period	$12.84	$10.60	$14.90	$13.98	$12.71	$12.17	$11.32	N/A
Accumulation units outstanding
at the end of period	26,552	31,693	63,229	45,270	56,700	49,555	20,113	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	$6.35	$9.67	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.90	$6.35	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	104,405	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division433

Accumulation unit value:
Beginning of period	$20.69	$26.60	$25.23	$22.63	$21.90	$20.14	$19.05	N/A
End of period	$24.29	$20.69	$26.60	$25.23	$22.63	$21.90	$20.14	N/A
Accumulation units outstanding
at the end of period	3,018	4,445	4,737	5,815	5,876	5,952	3,555	N/A

JNL/Select Money Market
Division441
Accumulation unit value:
Beginning of period	$12.38	$12.35	$12.02	$11.72	$11.64	$11.77	$11.80	N/A
End of period	$12.16	$12.38	$12.35	$12.02	$11.72	$11.64	$11.77	N/A
Accumulation units outstanding
at the end of period	17,791	19,278	39,366	762	769	1,766	-	N/A

JNL/Select Value Division430

Accumulation unit value:
Beginning of period	$14.15	$21.64	$20.46	$17.25	$16.25	$14.44	$13.12	N/A
End of period	$17.21	$14.15	$21.64	$20.46	$17.25	$16.25	$14.44	N/A
Accumulation units outstanding
at the end of period	2,615	2,696	3,963	2,743	3,896	3,937	2,853	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established
Growth Division422
Accumulation unit value:
Beginning of period	$17.24	$30.75	$28.47	$25.53	$24.53	$22.75	$20.94	N/A
End of period	$24.27	$17.24	$30.75	$28.47	$25.53	$24.53	$22.75	N/A
Accumulation units outstanding
at the end of period	8,270	9,453	8,944	5,814	5,901	5,093	2,804	N/A

JNL/T.Rowe Price Mid-Cap
Growth Division434
Accumulation unit value:
Beginning of period	$25.00	$42.93	$37.34	$35.64	$31.84	$27.50	$26.11	N/A
End of period	$36.01	$25.00	$42.93	$37.34	$35.64	$31.84	$27.50	N/A
Accumulation units outstanding
at the end of period	21,660	8,191	38,329	12,486	14,610	18,135	6,757	N/A

JNL/T.Rowe Price Short-Term
Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value
Division436
Accumulation unit value:
Beginning of period	$9.14	$15.65	$15.82	$13.44	$12.90	$11.42	$10.53	N/A
End of period	$12.29	$9.14	$15.65	$15.82	$13.44	$12.90	$11.42	N/A
Accumulation units outstanding
at the end of period	11,160	15,804	15,628	12,654	12,570	11,479	4,657	N/A

Accumulation Unit Values
Contract with Endorsements - 1.95%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt
50 Division2075
Accumulation unit value:
Beginning of period	$11.16	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.38	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	389	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real
Estate Division857
Accumulation unit value:
Beginning of period	$8.12	$12.87	$15.45	$11.55	$10.67	N/A	N/A	N/A
End of period	$10.55	$8.12	$12.87	$15.45	$11.55	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,835	2,370	1,020	1,051	840	N/A	N/A	N/A

JNL/AIM International
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM Large Cap Growth
Division427
Accumulation unit value:
Beginning of period	$8.48	$13.88	$12.23	$11.56	$10.99	$10.19	$9.73	N/A
End of period	$10.34	$8.48	$13.88	$12.23	$11.56	$10.99	$10.19	N/A
Accumulation units outstanding
at the end of period	4,920	4,939	2,004	2,011	1,565	1,422	-	N/A

JNL/AIM Small Cap Growth
Division594
Accumulation unit value:
Beginning of period	$9.03	$15.28	$14.00	$12.46	$11.72	$11.31	N/A	N/A
End of period	$11.94	$9.03	$15.28	$14.00	$12.46	$11.72	N/A	N/A
Accumulation units outstanding
at the end of period	4,435	2,851	910	910	910	910	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division427
Accumulation unit value:
Beginning of period	$8.68	$12.34	$11.66	$10.73	$9.94	$9.26	$8.87	N/A
End of period	$10.42	$8.68	$12.34	$11.66	$10.73	$9.94	$9.26	N/A
Accumulation units outstanding
at the end of period	4,774	4,891	3,127	2,766	2,923	2,707	-	N/A

JNL/Capital Guardian
Global Diversified Research Division619
Accumulation unit value:
Beginning of period	$16.32	$28.93	$24.45	$22.00	$22.01	$19.62	N/A	N/A
End of period	$22.12	$16.32	$28.93	$24.45	$22.00	$22.01	N/A	N/A
Accumulation units outstanding
at the end of period	1,933	2,038	2,037	2,036	2,026	174	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division611
Accumulation unit value:
Beginning of period	$16.27	$28.06	$26.08	$25.42	$24.77	$23.88	N/A	N/A
End of period	$21.51	$16.27	$28.06	$26.08	$25.42	$24.77	N/A	N/A
Accumulation units outstanding
at the end of period	3,588	9,306	3,146	3,181	3,206	1,418	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	$6.53	$13.64	$10.79	N/A	N/A	N/A	N/A	N/A
End of period	$9.60	$6.53	$13.64	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	18,308	4,590	464	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	$6.49	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.97	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	675	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division427

Accumulation unit value:
Beginning of period	$10.82	$18.09	$18.34	$16.65	$16.42	$15.75	$14.79	N/A
End of period	$14.20	$10.82	$18.09	$18.34	$16.65	$16.42	$15.75	N/A
Accumulation units outstanding
at the end of period	1,113	702	1,279	1,290	1,516	1,363	-	N/A

JNL/Eagle SmallCap Equity
Division557
Accumulation unit value:
Beginning of period	$14.73	$24.34	$22.14	$18.80	$18.70	$17.15	N/A	N/A
End of period	$19.57	$14.73	$24.34	$22.14	$18.80	$18.70	N/A	N/A
Accumulation units outstanding
at the end of period	4,275	2,965	771	710	713	675	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	$6.20	$9.90	$9.83	N/A	N/A	N/A	N/A	N/A
End of period	$7.92	$6.20	$9.90	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,259	21,572	623	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	$5.75	$8.46	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.38	$5.75	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,749	3,749	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division1082
Accumulation unit value:
Beginning of period	$7.46	$10.82	$10.84	$9.94	N/A	N/A	N/A	N/A
End of period	$9.72	$7.46	$10.82	$10.84	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	17,389	17,194	3,874	4,099	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	$5.99	$8.52	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.44	$5.99	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,662	3,662	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division427
Accumulation unit value:
Beginning of period	$17.81	$19.16	$18.26	$17.78	$17.67	$16.85	$16.48	N/A
End of period	$19.94	$17.81	$19.16	$18.26	$17.78	$17.67	$16.85	N/A
Accumulation units outstanding
at the end of period	4,365	4,249	4,514	4,697	6,222	1,917	-	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy
Division2145
Accumulation unit value:
Beginning of period	$10.43	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.36	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,049	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JNL/JPMorgan International
Value Division612
Accumulation unit value:
Beginning of period	$9.07	$16.66	$15.17	$11.72	$10.08	$8.61	N/A	N/A
End of period	$11.57	$9.07	$16.66	$15.17	$11.72	$10.08	N/A	N/A
Accumulation units outstanding
at the end of period	3,257	3,073	2,109	1,359	1,342	8,600	N/A	N/A

JNL/JPMorgan MidCap
Growth Division612
Accumulation unit value:
Beginning of period	$13.15	$24.13	$22.80	$20.74	$19.92	$17.65	N/A	N/A
End of period	$18.43	$13.15	$24.13	$22.80	$20.74	$19.92	N/A	N/A
Accumulation units outstanding
at the end of period	1,207	1,133	442	145	198	146	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division594
Accumulation unit value:
Beginning of period	$16.37	$15.67	$15.02	$14.83	$14.78	$14.23	N/A	N/A
End of period	$16.65	$16.37	$15.67	$15.02	$14.83	$14.78	N/A	N/A
Accumulation units outstanding
at the end of period	1,048	945	593	571	609	531	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division
Accumulation unit value:
Beginning of period	$6.87	$14.02	$10.64	N/A	N/A	N/A	N/A	N/A
End of period	$11.57	$6.87	$14.02	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,434	1,987	1,082	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity
Division427
Accumulation unit value:
Beginning of period	$11.38	$19.02	$19.91	$17.72	$16.61	$13.58	$12.73	N/A
End of period	$15.59	$11.38	$19.02	$19.91	$17.72	$16.61	$13.58	N/A
Accumulation units outstanding
at the end of period	4,594	5,172	4,652	4,653	4,700	1,823	-	N/A

JNL/Lazard Small Cap
Equity Division427
Accumulation unit value:
Beginning of period	$9.12	$15.14	$16.57	$14.47	$14.09	$12.46	$11.45	N/A
End of period	$8.60	$9.12	$15.14	$16.57	$14.47	$14.09	$12.46	N/A
Accumulation units outstanding
at the end of period	-	4,113	3,395	3,676	3,785	3,394	-	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	$10.93	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.21	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	453	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	$6.12	$8.52	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.48	$6.12	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,055	21,703	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1059

Accumulation unit value:
Beginning of period	$7.39	$11.63	$12.21	$11.70	N/A	N/A	N/A	N/A
End of period	$11.08	$7.39	$11.63	$12.21	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	10,566	10,995	12,266	30,095	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division594

Accumulation unit value:
Beginning of period	$11.78	$11.59	$11.10	$10.92	$10.93	$10.56	N/A	N/A
End of period	$12.22	$11.78	$11.59	$11.10	$10.92	$10.93	N/A	N/A
Accumulation units outstanding
at the end of period	1,116	5,544	7,260	7,909	7,303	4,604	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division810
Accumulation unit value:
Beginning of period	$3.54	$5.99	$5.85	$4.39	$4.13	N/A	N/A	N/A
End of period	$4.37	$3.54	$5.99	$5.85	$4.39	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	626	406	-	11,513	N/A	N/A	N/A

JNL/MCM Consumer Brands
Sector Division621
Accumulation unit value:
Beginning of period	$6.87	$10.19	$11.28	$10.14	$10.59	$9.27	N/A	N/A
End of period	$8.97	$6.87	$10.19	$11.28	$10.14	$10.59	N/A	N/A
Accumulation units outstanding
at the end of period	1,695	-	-	-	4,111	3,627	N/A	N/A

JNL/MCM Dow Dividend Division1450

Accumulation unit value:
Beginning of period	$5.16	$10.39	$11.02	N/A	N/A	N/A	N/A	N/A
End of period	$6.08	$5.16	$10.39	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	296	8,547	6,357	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P
500 Stock Index Division585
Accumulation unit value:
Beginning of period	$5.87	$9.62	$9.45	$8.25	$8.07	$7.27	N/A	N/A
End of period	$5.46	$5.87	$9.62	$9.45	$8.25	$8.07	N/A	N/A
Accumulation units outstanding
at the end of period	-	11,641	5,833	5,896	4,865	3,092	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	$12.19	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.88	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	233	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector
Division612
Accumulation unit value:
Beginning of period	$5.60	$11.58	$14.29	$12.28	$11.80	$10.67	N/A	N/A
End of period	$6.52	$5.60	$11.58	$14.29	$12.28	$11.80	N/A	N/A
Accumulation units outstanding
at the end of period	1,375	2,548	1,648	1,695	2,627	1,206	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector
Division618
Accumulation unit value:
Beginning of period	$9.16	$12.16	$11.53	$11.07	$10.48	$10.30	N/A	N/A
End of period	$10.87	$9.16	$12.16	$11.53	$11.07	$10.48	N/A	N/A
Accumulation units outstanding
at the end of period	1,884	3,320	4,026	3,936	32,146	7,870	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division553
Accumulation unit value:
Beginning of period	$11.10	$19.82	$18.31	$14.87	$13.38	$12.02	N/A	N/A
End of period	$14.07	$11.10	$19.82	$18.31	$14.87	$13.38	N/A	N/A
Accumulation units outstanding
at the end of period	22,509	26,211	16,183	10,842	11,161	11,113	N/A	N/A

JNL/MCM JNL 5 Division713

Accumulation unit value:
Beginning of period	$7.72	$13.70	$13.78	$11.82	$10.90	$10.56	N/A	N/A
End of period	$9.40	$7.72	$13.70	$13.78	$11.82	$10.90	N/A	N/A
Accumulation units outstanding
at the end of period	164,822	219,420	230,245	71,287	81,762	14,764	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	$6.30	$11.91	$11.03	N/A	N/A	N/A	N/A	N/A
End of period	$8.51	$6.30	$11.91	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	36,998	36,906	36,906	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Nasdaq 25 Division1450

Accumulation unit value:
Beginning of period	$7.23	$12.60	$12.21	N/A	N/A	N/A	N/A	N/A
End of period	$9.50	$7.23	$12.60	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	535	3,501	5,235	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division1430
Accumulation unit value:
Beginning of period	$6.11	$11.53	$11.92	N/A	N/A	N/A	N/A	N/A
End of period	$8.16	$6.11	$11.53	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	103	4,869	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector
Division604
Accumulation unit value:
Beginning of period	$21.75	$35.69	$26.90	$22.71	$16.93	$14.62	N/A	N/A
End of period	$25.61	$21.75	$35.69	$26.90	$22.71	$16.93	N/A	N/A
Accumulation units outstanding
at the end of period	2,428	1,131	1,880	1,253	1,106	185	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap
Index Division550
Accumulation unit value:
Beginning of period	$9.64	$15.75	$14.95	$13.90	$12.66	$11.80	N/A	N/A
End of period	$13.05	$9.64	$15.75	$14.95	$13.90	$12.66	N/A	N/A
Accumulation units outstanding
at the end of period	20,014	22,261	13,189	17,339	18,594	19,822	N/A	N/A

JNL/MCM S&P 500 Index Division550

Accumulation unit value:
Beginning of period	$7.52	$12.29	$11.95	$10.59	$10.34	$9.81	N/A	N/A
End of period	$9.29	$7.52	$12.29	$11.95	$10.59	$10.34	N/A	N/A
Accumulation units outstanding
at the end of period	56,041	53,661	37,037	39,793	39,514	39,115	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Select Small-Cap
Division1224
Accumulation unit value:
Beginning of period	$10.61	$18.05	$20.23	N/A	N/A	N/A	N/A	N/A
End of period	$10.91	$10.61	$18.05	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,907	6,622	7,804	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index
Division550
Accumulation unit value:
Beginning of period	$9.36	$14.66	$15.28	$13.26	$12.97	$12.16	N/A	N/A
End of period	$11.69	$9.36	$14.66	$15.28	$13.26	$12.97	N/A	N/A
Accumulation units outstanding
at the end of period	21,693	20,631	12,452	16,572	17,858	16,762	N/A	N/A

JNL/MCM Technology Sector
Division608
Accumulation unit value:
Beginning of period	$3.74	$6.74	$6.00	$5.60	$5.57	$5.43	N/A	N/A
End of period	$6.01	$3.74	$6.74	$6.00	$5.60	$5.57	N/A	N/A
Accumulation units outstanding
at the end of period	12,001	5,397	6,184	5,571	9,252	4,832	N/A	N/A

JNL/MCM Value Line 30
Division1450
Accumulation unit value:
Beginning of period	$9.08	$17.61	$17.71	N/A	N/A	N/A	N/A	N/A
End of period	$10.21	$9.08	$17.61	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	13,488	18,661	20,051	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM VIP Division812

Accumulation unit value:
Beginning of period	$7.99	$14.23	$13.10	$11.91	$10.41	N/A	N/A	N/A
End of period	$9.71	$7.99	$14.23	$13.10	$11.91	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,107	3,206	3,017	8,617	9,151	N/A	N/A	N/A

JNL/Oppenheimer Global
Growth Division427
Accumulation unit value:
Beginning of period	$8.60	$14.82	$14.22	$12.39	$11.11	$9.61	$8.71	N/A
End of period	$11.75	$8.60	$14.82	$14.22	$12.39	$11.11	$9.61	N/A
Accumulation units outstanding
at the end of period	13,585	14,102	5,930	5,664	5,333	4,842	-	N/A

JNL/PAM Asia ex-Japan
Division1844
Accumulation unit value:
Beginning of period	$4.79	$7.65	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.97	$4.79	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,601	981	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division1788

Accumulation unit value:
Beginning of period	$4.14	$8.28	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.40	$4.14	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,325	1,179	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.15	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.82	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,059	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return
Bond Division427
Accumulation unit value:
Beginning of period	$14.32	$14.54	$13.70	$13.50	$13.45	$13.13	$13.02	N/A
End of period	$16.21	$14.32	$14.54	$13.70	$13.50	$13.45	$13.13	N/A
Accumulation units outstanding
at the end of period	11,846	12,885	10,125	15,416	21,491	6,661	-	N/A

JNL/PPM America Core
Equity Division631
Accumulation unit value:
Beginning of period	$12.09	$20.72	$22.78	$20.42	$19.15	$17.02	N/A	N/A
End of period	$15.01	$12.09	$20.72	$22.78	$20.42	$19.15	N/A	N/A
Accumulation units outstanding
at the end of period	-	300	300	300	300	300	N/A	N/A

JNL/PPM America High
Yield Bond Division674
Accumulation unit value:
Beginning of period	$8.97	$13.21	$13.62	$12.57	$12.60	$12.26	N/A	N/A
End of period	$12.87	$8.97	$13.21	$13.62	$12.57	$12.60	N/A	N/A
Accumulation units outstanding
at the end of period	7,731	7,780	6,113	6,059	7,008	2,748	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division427
Accumulation unit value:
Beginning of period	$10.27	$19.85	$21.44	$19.35	$18.80	$17.47	$16.26	N/A
End of period	$14.57	$10.27	$19.85	$21.44	$19.35	$18.80	$17.47	N/A
Accumulation units outstanding
at the end of period	1,487	1,392	461	478	1,314	312	-	N/A

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$6.65	$9.02	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.25	$6.65	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,487	321	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	$6.86	$8.97	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.70	$6.86	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,908	24,273	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division538
Accumulation unit value:
Beginning of period	$9.41	$15.77	$14.73	$13.00	$12.22	$11.24	N/A	N/A
End of period	$12.09	$9.41	$15.77	$14.73	$13.00	$12.22	N/A	N/A
Accumulation units outstanding
at the end of period	35,092	44,504	57,873	84,669	89,299	107,726	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Conservative
Division750
Accumulation unit value:
Beginning of period	$9.77	$11.55	$11.08	$10.48	$10.20	N/A	N/A	N/A
End of period	$10.88	$9.77	$11.55	$11.08	$10.48	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	11,599	29,747	8,663	11,100	14,411	N/A	N/A	N/A

JNL/S&P Managed Growth
Division557
Accumulation unit value:
Beginning of period	$9.92	$15.64	$14.68	$13.11	$12.44	$11.59	N/A	N/A
End of period	$12.45	$9.92	$15.64	$14.68	$13.11	$12.44	N/A	N/A
Accumulation units outstanding
at the end of period	88,003	102,287	116,165	99,452	101,508	102,873	N/A	N/A

JNL/S&P Managed Moderate
Division761
Accumulation unit value:
Beginning of period	$9.54	$12.35	$11.69	$10.80	$10.44	N/A	N/A	N/A
End of period	$11.10	$9.54	$12.35	$11.69	$10.80	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	32,508	45,211	18,502	21,963	21,578	N/A	N/A	N/A

JNL/S&P Managed Moderate
Growth Division478
Accumulation unit value:
Beginning of period	$10.56	$14.86	$13.95	$12.68	$12.15	$11.30	$11.17	N/A
End of period	$12.79	$10.56	$14.86	$13.95	$12.68	$12.15	$11.30	N/A
Accumulation units outstanding
at the end of period	42,895	29,401	42,063	41,140	29,556	24,521	15	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division427

Accumulation unit value:
Beginning of period	$20.60	$26.50	$25.14	$22.55	$21.84	$20.09	$18.91	N/A
End of period	$24.18	$20.60	$26.50	$25.14	$22.55	$21.84	$20.09	N/A
Accumulation units outstanding
at the end of period	4,084	3,510	3,248	3,215	3,180	1,628	-	N/A

JNL/Select Money Market
Division597
Accumulation unit value:
Beginning of period	$12.33	$12.31	$11.98	$11.69	$11.60	$11.66	N/A	N/A
End of period	$12.11	$12.33	$12.31	$11.98	$11.69	$11.60	N/A	N/A
Accumulation units outstanding
at the end of period	25,946	30,399	479	31,785	988	17,127	N/A	N/A

JNL/Select Value Division427

Accumulation unit value:
Beginning of period	$14.12	$21.61	$20.43	$17.23	$16.24	$14.43	$13.15	N/A
End of period	$17.17	$14.12	$21.61	$20.43	$17.23	$16.24	$14.43	N/A
Accumulation units outstanding
at the end of period	5,702	5,103	2,958	2,850	2,889	3,626	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established
Growth Division427
Accumulation unit value:
Beginning of period	$17.17	$30.64	$28.37	$25.45	$24.46	$22.70	$21.27	N/A
End of period	$24.17	$17.17	$30.64	$28.37	$25.45	$24.46	$22.70	N/A
Accumulation units outstanding
at the end of period	22,139	25,227	22,984	16,875	13,809	2,121	-	N/A

JNL/T.Rowe Price Mid-Cap
Growth Division427
Accumulation unit value:
Beginning of period	$24.89	$42.77	$37.21	$35.53	$31.75	$27.43	$25.65	N/A
End of period	$35.85	$24.89	$42.77	$37.21	$35.53	$31.75	$27.43	N/A
Accumulation units outstanding
at the end of period	14,913	13,700	12,136	13,672	11,817	2,196	-	N/A

JNL/T.Rowe Price Short-Term
Bond Division
Accumulation unit value:
Beginning of period	$9.61	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.18	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,718	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value
Division427
Accumulation unit value:
Beginning of period	$9.12	$15.61	$15.79	$13.41	$12.88	$11.40	$10.41	N/A
End of period	$12.25	$9.12	$15.61	$15.79	$13.41	$12.88	$11.40	N/A
Accumulation units outstanding
at the end of period	33,666	44,923	41,561	32,813	27,410	8,689	-	N/A

Accumulation Unit Values
Contract with Endorsements - 1.96%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt
20 Division2094
Accumulation unit value:
Beginning of period	$11.68	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.55	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	8,560	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real
Estate Division836
Accumulation unit value:
Beginning of period	$8.11	$12.87	$15.45	$11.55	$10.39	N/A	N/A	N/A
End of period	$10.55	$8.11	$12.87	$15.45	$11.55	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,067	7,469	9,100	7,925	-	N/A	N/A	N/A

JNL/AIM International
Growth Division221
Accumulation unit value:
Beginning of period	$10.39	$17.94	$16.67	$13.86	$12.77	$11.19	$8.88	$9.01
End of period	$13.96	$10.39	$17.94	$16.67	$13.86	$12.77	$11.19	$8.88
Accumulation units outstanding
at the end of period	8,787	12,529	14,086	7,963	6,010	4,656	1,385	115

JNL/AIM Large Cap Growth
Division208
Accumulation unit value:
Beginning of period	$8.48	$13.87	$12.22	$11.55	$10.98	$10.18	$8.36	$8.36
End of period	$10.33	$8.48	$13.87	$12.22	$11.55	$10.98	$10.18	$7.99
Accumulation units outstanding
at the end of period	7,495	16,906	19,918	27,307	34,535	31,000	24,744	775

JNL/AIM Small Cap Growth
Division258
Accumulation unit value:
Beginning of period	$9.03	$15.28	$13.99	$12.46	$11.72	$11.19	$7.95	N/A
End of period	$11.93	$9.03	$15.28	$13.99	$12.46	$11.72	$11.19	N/A
Accumulation units outstanding
at the end of period	2,873	7,246	8,240	9,384	8,792	13,052	12,790	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division168
Accumulation unit value:
Beginning of period	$8.67	$12.33	$11.65	$10.72	$9.93	$9.25	$8.30	$8.35
End of period	$10.41	$8.67	$12.33	$11.65	$10.72	$9.93	$9.25	$8.30
Accumulation units outstanding
at the end of period	14,245	20,311	39,170	34,394	24,752	28,795	33,497	1,692

JNL/Capital Guardian
Global Diversified Research Division
Accumulation unit value:
Beginning of period	$16.29	$28.89	$28.65	N/A	N/A	N/A	N/A	N/A
End of period	$22.08	$16.29	$28.89	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	643	162	123	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division171
Accumulation unit value:
Beginning of period	$16.25	$28.03	$26.05	$25.40	$24.74	$22.60	$17.01	$17.43
End of period	$21.48	$16.25	$28.03	$26.05	$25.40	$24.74	$22.60	$17.01
Accumulation units outstanding
at the end of period	3,609	5,013	2,801	1,932	1,802	694	508	134

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	$6.53	$13.64	$10.73	N/A	N/A	N/A	N/A	N/A
End of period	$9.59	$6.53	$13.64	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	99,638	171,475	243,863	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division168

Accumulation unit value:
Beginning of period	$10.80	$18.07	$18.32	$16.63	$16.41	$15.74	$12.89	$13.16
End of period	$14.18	$10.80	$18.07	$18.32	$16.63	$16.41	$15.74	$12.89
Accumulation units outstanding
at the end of period	1,641	2,165	2,860	4,725	5,135	7,609	3,630	3,261

JNL/Eagle SmallCap Equity
Division245
Accumulation unit value:
Beginning of period	$14.71	$24.31	$22.12	$18.78	$18.68	$16.04	$11.69	$11.67
End of period	$19.55	$14.71	$24.31	$22.12	$18.78	$18.68	$16.04	$11.69
Accumulation units outstanding
at the end of period	4,504	5,965	7,084	12,593	11,576	10,755	10,078	1,524

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	$6.20	$9.90	$10.08	N/A	N/A	N/A	N/A	N/A
End of period	$7.91	$6.20	$9.90	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	37,361	55,107	79,810	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	$5.75	$9.88	$10.12	N/A	N/A	N/A	N/A	N/A
End of period	$7.38	$5.75	$9.88	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	330	330	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division1060
Accumulation unit value:
Beginning of period	$7.46	$10.82	$10.84	$10.00	N/A	N/A	N/A	N/A
End of period	$9.72	$7.46	$10.82	$10.84	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	146,821	285,346	340,012	30,527	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	$5.99	$9.84	$10.47	N/A	N/A	N/A	N/A	N/A
End of period	$7.44	$5.99	$9.84	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,113	4,879	762	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division995
Accumulation unit value:
Beginning of period	$7.58	$11.57	$12.57	$11.29	N/A	N/A	N/A	N/A
End of period	$9.94	$7.58	$11.57	$12.57	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	752	2,338	5,101	3,510	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division168
Accumulation unit value:
Beginning of period	$17.79	$19.13	$18.23	$17.76	$17.65	$16.83	$15.12	$14.21
End of period	$19.91	$17.79	$19.13	$18.23	$17.76	$17.65	$16.83	$15.12
Accumulation units outstanding
at the end of period	5,234	17,568	14,189	14,885	15,619	18,174	19,998	4,978

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	$10.65	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.61	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,816	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division995
Accumulation unit value:
Beginning of period	$8.06	$12.86	$12.76	$11.51	N/A	N/A	N/A	N/A
End of period	$10.48	$8.06	$12.86	$12.76	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	856	1,505	14,185	9,921	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division238
Accumulation unit value:
Beginning of period	$9.06	$16.64	$15.16	$11.71	$10.07	$8.38	$6.13	$6.16
End of period	$11.56	$9.06	$16.64	$15.16	$11.71	$10.07	$8.38	$6.13
Accumulation units outstanding
at the end of period	14,976	30,394	49,210	35,445	18,418	7,394	2,176	252

JNL/JPMorgan MidCap
Growth Division213
Accumulation unit value:
Beginning of period	$13.13	$24.10	$22.77	$20.72	$19.90	$17.20	$12.93	$13.01
End of period	$18.41	$13.13	$24.10	$22.77	$20.72	$19.90	$17.20	$12.93
Accumulation units outstanding
at the end of period	116,440	5,531	8,545	4,453	2,389	2,282	64	64

JNL/JPMorgan U.S. Government
& Quality Bond Division168
Accumulation unit value:
Beginning of period	$16.35	$15.65	$15.00	$14.82	$14.76	$14.50	$14.61	$14.30
End of period	$16.62	$16.35	$15.65	$15.00	$14.82	$14.76	$14.50	$14.61
Accumulation units outstanding
at the end of period	2,709	15,081	2,586	4,458	3,524	2,777	3,713	2,683

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division1060
Accumulation unit value:
Beginning of period	$6.87	$14.02	$10.85	$10.00	N/A	N/A	N/A	N/A
End of period	$11.57	$6.87	$14.02	$10.85	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	14,574	8,134	14,117	2,383	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity
Division171
Accumulation unit value:
Beginning of period	$11.37	$19.00	$19.89	$17.71	$16.60	$13.57	$10.74	$11.07
End of period	$15.57	$11.37	$19.00	$19.89	$17.71	$16.60	$13.57	$10.74
Accumulation units outstanding
at the end of period	6,089	11,136	15,204	15,111	15,933	17,246	7,619	666

JNL/Lazard Small Cap
Equity Division224
Accumulation unit value:
Beginning of period	$9.11	$15.13	$16.56	$14.45	$14.08	$12.45	$9.14	$9.14
End of period	$8.59	$9.11	$15.13	$16.56	$14.45	$14.08	$12.45	$9.14
Accumulation units outstanding
at the end of period	-	12,885	15,905	16,442	14,645	14,517	13,254	795

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division1369
Accumulation unit value:
Beginning of period	$6.12	$9.79	$9.92	N/A	N/A	N/A	N/A	N/A
End of period	$7.48	$6.12	$9.79	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,721	20,324	22,681	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1059

Accumulation unit value:
Beginning of period	$7.38	$11.62	$12.20	$11.70	N/A	N/A	N/A	N/A
End of period	$11.07	$7.38	$11.62	$12.20	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,859	11,323	23,896	199,169	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division312

Accumulation unit value:
Beginning of period	$11.78	$11.59	$11.11	$10.93	$10.94	$10.77	$10.69	N/A
End of period	$12.22	$11.78	$11.59	$11.11	$10.93	$10.94	$10.77	N/A
Accumulation units outstanding
at the end of period	14,098	17,105	16,596	9,966	4,000	3,678	16	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division1043
Accumulation unit value:
Beginning of period	$3.54	$5.98	$5.85	$5.06	N/A	N/A	N/A	N/A
End of period	$4.36	$3.54	$5.98	$5.85	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,268	12,190	28,069	25,797	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands
Sector Division562
Accumulation unit value:
Beginning of period	$6.86	$10.18	$11.27	$10.13	$10.59	$9.93	N/A	N/A
End of period	$8.95	$6.86	$10.18	$11.27	$10.13	$10.59	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,208	3,752	3,752	431	-	N/A	N/A

JNL/MCM Dow Dividend Division1450

Accumulation unit value:
Beginning of period	$5.16	$10.38	$11.02	N/A	N/A	N/A	N/A	N/A
End of period	$6.08	$5.16	$10.38	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,946	11,915	102,483	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P
500 Stock Index Division252
Accumulation unit value:
Beginning of period	$5.86	$9.61	$9.45	$8.25	$8.07	$7.39	$6.15	N/A
End of period	$5.46	$5.86	$9.61	$9.45	$8.25	$8.07	$7.39	N/A
Accumulation units outstanding
at the end of period	-	14,487	24,395	12,372	12,094	13,289	17,072	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector
Division515
Accumulation unit value:
Beginning of period	$5.60	$11.57	$14.28	$12.27	$11.79	$11.18	N/A	N/A
End of period	$6.51	$5.60	$11.57	$14.28	$12.27	$11.79	N/A	N/A
Accumulation units outstanding
at the end of period	356	1,838	11,655	3,765	-	-	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JNL/MCM Healthcare Sector
Division515
Accumulation unit value:
Beginning of period	$9.15	$12.16	$11.53	$11.06	$10.48	$10.85	N/A	N/A
End of period	$10.86	$9.15	$12.16	$11.53	$11.06	$10.48	N/A	N/A
Accumulation units outstanding
at the end of period	2,867	116,633	7,324	6,384	2,922	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division284
Accumulation unit value:
Beginning of period	$11.08	$19.80	$18.29	$14.86	$13.37	$11.41	$7.53	N/A
End of period	$14.05	$11.08	$19.80	$18.29	$14.86	$13.37	$11.41	N/A
Accumulation units outstanding
at the end of period	18,400	41,130	51,972	36,793	13,870	10,211	4,428	N/A

JNL/MCM JNL 5 Division710

Accumulation unit value:
Beginning of period	$7.72	$13.70	$13.78	$11.82	$10.90	$10.43	N/A	N/A
End of period	$9.40	$7.72	$13.70	$13.78	$11.82	$10.90	N/A	N/A
Accumulation units outstanding
at the end of period	83,855	154,332	249,813	141,117	93,086	11,886	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	$6.30	$11.91	$10.49	N/A	N/A	N/A	N/A	N/A
End of period	$8.50	$6.30	$11.91	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,890	5,049	187,187	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Nasdaq 25 Division1450

Accumulation unit value:
Beginning of period	$7.22	$12.59	$12.21	N/A	N/A	N/A	N/A	N/A
End of period	$9.50	$7.22	$12.59	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	483	2,625	2,951	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector
Division562
Accumulation unit value:
Beginning of period	$21.73	$35.66	$26.88	$22.69	$16.92	$13.95	N/A	N/A
End of period	$25.58	$21.73	$35.66	$26.88	$22.69	$16.92	N/A	N/A
Accumulation units outstanding
at the end of period	5,212	10,708	19,163	15,452	8,498	263	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 24 Division1450

Accumulation unit value:
Beginning of period	$7.07	$10.72	$10.92	N/A	N/A	N/A	N/A	N/A
End of period	$8.24	$7.07	$10.72	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	2,115	177	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap
Index Division188
Accumulation unit value:
Beginning of period	$9.64	$15.74	$14.94	$13.89	$12.65	$11.14	$8.45	$8.44
End of period	$13.04	$9.64	$15.74	$14.94	$13.89	$12.65	$11.14	$8.45
Accumulation units outstanding
at the end of period	32,010	81,550	93,470	84,342	63,862	60,027	50,491	20,157

JNL/MCM S&P 500 Index Division188

Accumulation unit value:
Beginning of period	$7.51	$12.28	$11.94	$10.58	$10.34	$9.58	$7.65	$7.62
End of period	$9.28	$7.51	$12.28	$11.94	$10.58	$10.34	$9.58	$7.65
Accumulation units outstanding
at the end of period	51,248	110,414	129,332	135,800	104,161	94,814	78,163	22,962

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	$6.03	$8.70	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.55	$6.03	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	81,517	160,924	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Select Small-Cap
Division1224
Accumulation unit value:
Beginning of period	$10.60	$18.03	$20.21	N/A	N/A	N/A	N/A	N/A
End of period	$10.90	$10.60	$18.03	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,010	7,226	12,597	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index
Division188
Accumulation unit value:
Beginning of period	$9.35	$14.66	$15.27	$13.25	$12.97	$11.26	$7.87	$7.85
End of period	$11.68	$9.35	$14.66	$15.27	$13.25	$12.97	$11.26	$7.87
Accumulation units outstanding
at the end of period	38,507	154,071	91,524	82,611	65,749	60,341	52,219	23,363

JNL/MCM Technology Sector
Division743
Accumulation unit value:
Beginning of period	$3.74	$6.74	$6.00	$5.59	$5.37	N/A	N/A	N/A
End of period	$6.00	$3.74	$6.74	$6.00	$5.59	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	324,947	6,249	13,382	7,208	5,324	N/A	N/A	N/A

JNL/MCM Value Line 30
Division1450
Accumulation unit value:
Beginning of period	$9.07	$17.61	$17.70	N/A	N/A	N/A	N/A	N/A
End of period	$10.20	$9.07	$17.61	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	15,345	241,168	383,704	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM VIP Division791

Accumulation unit value:
Beginning of period	$7.98	$14.23	$13.10	$11.91	$11.00	N/A	N/A	N/A
End of period	$9.70	$7.98	$14.23	$13.10	$11.91	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	11,849	12,783	15,200	17,058	21,857	N/A	N/A	N/A

JNL/Oppenheimer Global
Growth Division171
Accumulation unit value:
Beginning of period	$8.59	$14.81	$14.21	$12.39	$11.11	$9.60	$6.97	$7.59
End of period	$11.74	$8.59	$14.81	$14.21	$12.39	$11.11	$9.60	$6.97
Accumulation units outstanding
at the end of period	13,236	20,315	33,975	33,411	29,729	27,459	6,284	4,513

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division1869

Accumulation unit value:
Beginning of period	$4.14	$6.27	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.40	$4.14	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,418	2,431	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.27	$10.88	$9.96	N/A	N/A	N/A	N/A	N/A
End of period	$11.81	$10.27	$10.88	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	8,454	8,777	1,050	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return
Bond Division171
Accumulation unit value:
Beginning of period	$14.30	$14.53	$13.69	$13.49	$13.44	$13.13	$12.77	$12.30
End of period	$16.19	$14.30	$14.53	$13.69	$13.49	$13.44	$13.13	$12.77
Accumulation units outstanding
at the end of period	105,394	124,850	99,674	114,297	108,590	64,274	37,815	4,586

JNL/PPM America Core
Equity Division265
Accumulation unit value:
Beginning of period	$12.08	$20.70	$22.76	$20.40	$19.13	$17.26	$13.10	N/A
End of period	$14.98	$12.08	$20.70	$22.76	$20.40	$19.13	$17.26	N/A
Accumulation units outstanding
at the end of period	-	570	1,987	1,918	1,930	121	121	N/A

JNL/PPM America High
Yield Bond Division674
Accumulation unit value:
Beginning of period	$8.96	$13.20	$13.61	$12.56	$12.59	$12.25	N/A	N/A
End of period	$12.85	$8.96	$13.20	$13.61	$12.56	$12.59	N/A	N/A
Accumulation units outstanding
at the end of period	24,165	39,569	45,734	39,103	33,563	94,367	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	$8.22	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.17	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,098	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division244
Accumulation unit value:
Beginning of period	$10.26	$19.82	$21.42	$19.33	$18.79	$17.45	$14.29	$14.36
End of period	$14.55	$10.26	$19.82	$21.42	$19.33	$18.79	$17.45	$14.29
Accumulation units outstanding
at the end of period	883	986	706	1,013	1,046	1,552	1,438	373

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$6.65	$9.29	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.25	$6.65	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,541	3,834	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive
Advantage Division1458
Accumulation unit value:
Beginning of period	$6.86	$9.91	$10.11	N/A	N/A	N/A	N/A	N/A
End of period	$9.70	$6.86	$9.91	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	183,511	20,665	25,584	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income
& Growth Division1464
Accumulation unit value:
Beginning of period	$7.09	$9.76	$9.74	N/A	N/A	N/A	N/A	N/A
End of period	$8.58	$7.09	$9.76	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	863	908	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division185
Accumulation unit value:
Beginning of period	$9.40	$15.76	$14.72	$12.99	$12.21	$11.06	$8.89	$9.02
End of period	$12.08	$9.40	$15.76	$14.72	$12.99	$12.21	$11.06	$8.89
Accumulation units outstanding
at the end of period	112,399	144,070	198,244	233,939	340,845	561,956	9,039	13,628

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Conservative
Division686
Accumulation unit value:
Beginning of period	$9.77	$11.55	$11.08	$10.48	$10.30	$9.94	N/A	N/A
End of period	$10.87	$9.77	$11.55	$11.08	$10.48	$10.30	N/A	N/A
Accumulation units outstanding
at the end of period	153,733	207,581	209,614	5,650	16,705	508	N/A	N/A

JNL/S&P Managed Growth
Division185
Accumulation unit value:
Beginning of period	$9.91	$15.63	$14.66	$13.10	$12.43	$11.38	$9.53	$9.57
End of period	$12.44	$9.91	$15.63	$14.66	$13.10	$12.43	$11.38	$9.53
Accumulation units outstanding
at the end of period	28,072	109,261	131,501	173,158	177,439	176,545	197,777	58,076

JNL/S&P Managed Moderate
Division686
Accumulation unit value:
Beginning of period	$9.54	$12.35	$11.69	$10.80	$10.49	$9.87	N/A	N/A
End of period	$11.10	$9.54	$12.35	$11.69	$10.80	$10.49	N/A	N/A
Accumulation units outstanding
at the end of period	3,200	32,059	38,850	16,897	3,122	704	N/A	N/A

JNL/S&P Managed Moderate
Growth Division185
Accumulation unit value:
Beginning of period	$10.55	$14.85	$13.93	$12.67	$12.14	$11.30	$9.79	$9.74
End of period	$12.78	$10.55	$14.85	$13.93	$12.67	$12.14	$11.30	$9.79
Accumulation units outstanding
at the end of period	104,071	227,545	227,525	200,663	154,398	167,215	105,765	51,768

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2015
Division1181
Accumulation unit value:
Beginning of period	$7.92	$11.56	$10.80	$10.46	N/A	N/A	N/A	N/A
End of period	$9.30	$7.92	$11.56	$10.80	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	9,609	11,036	9,609	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	$7.67	$11.73	$11.18	N/A	N/A	N/A	N/A	N/A
End of period	$9.12	$7.67	$11.73	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	263	4,595	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	$8.87	$11.05	$10.90	N/A	N/A	N/A	N/A	N/A
End of period	$9.94	$8.87	$11.05	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	3,016	3,100	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	$6.35	$9.66	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.89	$6.35	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,445	254,535	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division168

Accumulation unit value:
Beginning of period	$20.57	$26.46	$25.11	$22.53	$21.82	$20.07	$16.83	$16.64
End of period	$24.15	$20.57	$26.46	$25.11	$22.53	$21.82	$20.07	$16.83
Accumulation units outstanding
at the end of period	9,794	18,614	18,569	15,006	12,248	16,338	14,714	1,727

JNL/Select Money Market
Division168
Accumulation unit value:
Beginning of period	$12.32	$12.29	$11.97	$11.68	$11.59	$11.73	$11.91	$11.95
End of period	$12.10	$12.32	$12.29	$11.97	$11.68	$11.59	$11.73	$11.91
Accumulation units outstanding
at the end of period	8,480	26,701	23,487	16,548	7,409	15,515	2,678	3,996

JNL/Select Value Division244

Accumulation unit value:
Beginning of period	$14.12	$21.60	$20.42	$17.22	$16.24	$14.43	$10.92	$10.96
End of period	$17.16	$14.12	$21.60	$20.42	$17.22	$16.24	$14.43	$10.92
Accumulation units outstanding
at the end of period	16,712	33,471	46,793	49,124	31,764	35,860	32,852	488

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established
Growth Division168
Accumulation unit value:
Beginning of period	$17.14	$30.59	$28.33	$25.41	$24.43	$22.67	$17.71	$17.52
End of period	$24.12	$17.14	$30.59	$28.33	$25.41	$24.43	$22.67	$17.71
Accumulation units outstanding
at the end of period	5,604	15,526	16,788	12,060	13,158	15,066	9,108	732

JNL/T.Rowe Price Mid-Cap
Growth Division205
Accumulation unit value:
Beginning of period	$24.86	$42.72	$37.17	$35.49	$31.72	$27.40	$20.16	$17.76
End of period	$35.80	$24.86	$42.72	$37.17	$35.49	$31.72	$27.40	$20.16
Accumulation units outstanding
at the end of period	30,315	13,982	64,119	15,251	14,645	15,071	10,170	1,180

JNL/T.Rowe Price Short-Term
Bond Division1097
Accumulation unit value:
Beginning of period	$9.64	$10.46	$10.18	$9.97	N/A	N/A	N/A	N/A
End of period	$10.18	$9.64	$10.46	$10.18	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,351	1,148	4,507	3,553	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value
Division168
Accumulation unit value:
Beginning of period	$9.11	$15.60	$15.77	$13.40	$12.88	$11.40	$8.95	$8.75
End of period	$12.24	$9.11	$15.60	$15.77	$13.40	$12.88	$11.40	$8.95
Accumulation units outstanding
at the end of period	12,352	31,043	38,699	48,971	48,572	53,844	22,163	1,501

Accumulation Unit Values
Contract with Endorsements - 1.97%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	$8.81	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.54	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	297	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM International
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM Large Cap Growth
Division444
Accumulation unit value:
Beginning of period	$8.47	$13.86	$12.22	$11.55	$10.98	$10.19	$9.94	N/A
End of period	$10.33	$8.47	$13.86	$12.22	$11.55	$10.98	$10.19	N/A
Accumulation units outstanding
at the end of period	861	1,757	3,149	3,058	3,560	4,074	731	N/A

JNL/AIM Small Cap Growth
Division456
Accumulation unit value:
Beginning of period	$9.02	$15.27	$13.98	$12.45	$11.71	$11.18	$10.82	N/A
End of period	$11.92	$9.02	$15.27	$13.98	$12.45	$11.71	$11.18	N/A
Accumulation units outstanding
at the end of period	918	1,820	490	554	555	519	96	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division444
Accumulation unit value:
Beginning of period	$8.66	$12.32	$11.64	$10.72	$9.93	$9.25	$8.94	N/A
End of period	$10.40	$8.66	$12.32	$11.64	$10.72	$9.93	$9.25	N/A
Accumulation units outstanding
at the end of period	695	982	976	2,085	9,780	2,099	677	N/A

JNL/Capital Guardian
Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division493
Accumulation unit value:
Beginning of period	$16.23	$27.99	$26.02	$25.37	$24.72	$23.18	N/A	N/A
End of period	$21.45	$16.23	$27.99	$26.02	$25.37	$24.72	N/A	N/A
Accumulation units outstanding
at the end of period	-	143	317	369	449	542	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	$8.26	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.59	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	517	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	$7.03	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.96	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	376	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division444

Accumulation unit value:
Beginning of period	$10.79	$18.05	$18.31	$16.62	$16.39	$15.73	$14.81	N/A
End of period	$14.16	$10.79	$18.05	$18.31	$16.62	$16.39	$15.73	N/A
Accumulation units outstanding
at the end of period	535	1,543	2,252	2,889	2,913	3,202	818	N/A

JNL/Eagle SmallCap Equity
Division456
Accumulation unit value:
Beginning of period	$14.69	$24.28	$22.09	$18.76	$18.67	$16.03	$15.75	N/A
End of period	$19.52	$14.69	$24.28	$22.09	$18.76	$18.67	$16.03	N/A
Accumulation units outstanding
at the end of period	141	455	99	99	99	99	66	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	$6.20	$9.90	$10.19	N/A	N/A	N/A	N/A	N/A
End of period	$7.91	$6.20	$9.90	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,309	4,236	2,309	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division1123
Accumulation unit value:
Beginning of period	$7.45	$10.82	$10.84	$10.16	N/A	N/A	N/A	N/A
End of period	$9.71	$7.45	$10.82	$10.84	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,138	-	-	16,954	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division444
Accumulation unit value:
Beginning of period	$17.77	$19.11	$18.21	$17.74	$17.63	$16.82	$16.47	N/A
End of period	$19.88	$17.77	$19.11	$18.21	$17.74	$17.63	$16.82	N/A
Accumulation units outstanding
at the end of period	976	1,327	1,510	1,134	6,913	1,137	745	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	$11.05	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.61	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	143	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division518
Accumulation unit value:
Beginning of period	$9.05	$16.62	$15.14	$11.70	$10.07	$8.93	N/A	N/A
End of period	$11.55	$9.05	$16.62	$15.14	$11.70	$10.07	N/A	N/A
Accumulation units outstanding
at the end of period	121	122	470	440	440	690	N/A	N/A

JNL/JPMorgan MidCap
Growth Division571
Accumulation unit value:
Beginning of period	$13.11	$24.07	$22.74	$20.70	$19.89	$17.57	N/A	N/A
End of period	$18.38	$13.11	$24.07	$22.74	$20.70	$19.89	N/A	N/A
Accumulation units outstanding
at the end of period	241	477	1,033	350	350	350	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division444
Accumulation unit value:
Beginning of period	$16.33	$15.63	$14.99	$14.80	$14.75	$14.49	$14.35	N/A
End of period	$16.60	$16.33	$15.63	$14.99	$14.80	$14.75	$14.49	N/A
Accumulation units outstanding
at the end of period	1,168	552	997	1,400	1,666	1,904	698	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division
Accumulation unit value:
Beginning of period	$9.71	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.56	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	163	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity
Division444
Accumulation unit value:
Beginning of period	$11.36	$18.98	$19.88	$17.69	$16.58	$13.56	$12.92	N/A
End of period	$15.55	$11.36	$18.98	$19.88	$17.69	$16.58	$13.56	N/A
Accumulation units outstanding
at the end of period	3,572	6,210	6,532	6,589	6,735	2,366	791	N/A

JNL/Lazard Small Cap
Equity Division456
Accumulation unit value:
Beginning of period	$9.10	$15.11	$16.54	$14.44	$14.08	$12.44	$11.78	N/A
End of period	$8.58	$9.10	$15.11	$16.54	$14.44	$14.08	$12.44	N/A
Accumulation units outstanding
at the end of period	-	1,066	1,622	1,627	1,768	2,035	310	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division1426
Accumulation unit value:
Beginning of period	$6.12	$9.79	$10.35	N/A	N/A	N/A	N/A	N/A
End of period	$7.48	$6.12	$9.79	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,313	2,313	2,313	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1059

Accumulation unit value:
Beginning of period	$7.37	$11.61	$12.19	$11.69	N/A	N/A	N/A	N/A
End of period	$11.06	$7.37	$11.61	$12.19	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	446	5,544	7,004	6,994	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division508

Accumulation unit value:
Beginning of period	$11.77	$11.58	$11.10	$10.92	$10.93	$10.84	N/A	N/A
End of period	$12.20	$11.77	$11.58	$11.10	$10.92	$10.93	N/A	N/A
Accumulation units outstanding
at the end of period	1,381	494	495	495	495	2,436	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands
Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	$5.15	$9.39	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.08	$5.15	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,014	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P
500 Stock Index Division510
Accumulation unit value:
Beginning of period	$5.86	$9.60	$9.44	$8.24	$8.06	$7.49	N/A	N/A
End of period	$5.45	$5.86	$9.60	$9.44	$8.24	$8.06	N/A	N/A
Accumulation units outstanding
at the end of period	-	2,347	2,347	2,614	2,475	2,476	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector
Division595
Accumulation unit value:
Beginning of period	$5.59	$11.56	$14.27	$12.26	$11.78	$10.83	N/A	N/A
End of period	$6.51	$5.59	$11.56	$14.27	$12.26	$11.78	N/A	N/A
Accumulation units outstanding
at the end of period	1,040	1,040	1,039	1,039	1,039	1,039	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector
Division550
Accumulation unit value:
Beginning of period	$9.14	$12.14	$11.52	$11.05	$10.47	$10.54	N/A	N/A
End of period	$10.85	$9.14	$12.14	$11.52	$11.05	$10.47	N/A	N/A
Accumulation units outstanding
at the end of period	986	987	987	946	947	906	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division508
Accumulation unit value:
Beginning of period	$11.08	$19.80	$18.30	$14.86	$13.37	$11.62	N/A	N/A
End of period	$14.05	$11.08	$19.80	$18.30	$14.86	$13.37	N/A	N/A
Accumulation units outstanding
at the end of period	4,087	6,847	6,848	7,222	7,222	1,114	N/A	N/A

JNL/MCM JNL 5 Division722

Accumulation unit value:
Beginning of period	$7.72	$13.70	$13.77	$11.82	$10.90	$10.53	N/A	N/A
End of period	$9.39	$7.72	$13.70	$13.77	$11.82	$10.90	N/A	N/A
Accumulation units outstanding
at the end of period	14,089	37,733	36,606	14,615	21,721	2,459	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	$6.30	$11.22	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.50	$6.30	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	820	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector
Division571
Accumulation unit value:
Beginning of period	$21.71	$35.63	$26.86	$22.68	$16.91	$14.20	N/A	N/A
End of period	$25.56	$21.71	$35.63	$26.86	$22.68	$16.91	N/A	N/A
Accumulation units outstanding
at the end of period	337	337	337	337	102	102	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap
Index Division441
Accumulation unit value:
Beginning of period	$9.52	$15.55	$14.77	$13.73	$12.50	$10.99	$10.41	N/A
End of period	$12.88	$9.52	$15.55	$14.77	$13.73	$12.50	$10.99	N/A
Accumulation units outstanding
at the end of period	754	755	809	1,574	2,089	1,561	3	N/A

JNL/MCM S&P 500 Index Division508

Accumulation unit value:
Beginning of period	$7.51	$12.27	$11.94	$10.58	$10.34	$9.76	N/A	N/A
End of period	$9.27	$7.51	$12.27	$11.94	$10.58	$10.34	N/A	N/A
Accumulation units outstanding
at the end of period	3,856	3,127	3,146	3,887	3,887	2,461	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Select Small-Cap
Division1224
Accumulation unit value:
Beginning of period	$10.59	$18.02	$20.20	N/A	N/A	N/A	N/A	N/A
End of period	$10.89	$10.59	$18.02	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	618	3,876	3,798	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index
Division436
Accumulation unit value:
Beginning of period	$9.34	$14.65	$15.26	$13.25	$12.96	$11.26	$10.58	N/A
End of period	$11.67	$9.34	$14.65	$15.26	$13.25	$12.96	$11.26	N/A
Accumulation units outstanding
at the end of period	2,667	1,765	1,243	1,989	1,799	1,384	256	N/A

JNL/MCM Technology Sector
Division575
Accumulation unit value:
Beginning of period	$3.73	$6.73	$5.99	$5.59	$5.56	$5.17	N/A	N/A
End of period	$6.00	$3.73	$6.73	$5.99	$5.59	$5.56	N/A	N/A
Accumulation units outstanding
at the end of period	734	735	736	658	659	582	N/A	N/A

JNL/MCM Value Line 30
Division1450
Accumulation unit value:
Beginning of period	$9.07	$17.60	$17.69	N/A	N/A	N/A	N/A	N/A
End of period	$10.20	$9.07	$17.60	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	229	538	538	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002
JNL/MCM VIP Division709

Accumulation unit value:
Beginning of period	$7.98	$14.22	$13.10	$11.91	$11.06	$10.47	N/A	N/A
End of period	$9.70	$7.98	$14.22	$13.10	$11.91	$11.06	N/A	N/A
Accumulation units outstanding
at the end of period	760	761	877	877	761	761	N/A	N/A

JNL/Oppenheimer Global
Growth Division508
Accumulation unit value:
Beginning of period	$8.58	$14.80	$14.20	$12.38	$11.10	$9.89	N/A	N/A
End of period	$11.73	$8.58	$14.80	$14.20	$12.38	$11.10	N/A	N/A
Accumulation units outstanding
at the end of period	435	866	1,181	1,182	517	569	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.27	$11.35	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.81	$10.27	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,161	796	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return
Bond Division444
Accumulation unit value:
Beginning of period	$14.28	$14.51	$13.67	$13.48	$13.43	$13.12	$12.98	N/A
End of period	$16.17	$14.28	$14.51	$13.67	$13.48	$13.43	$13.12	N/A
Accumulation units outstanding
at the end of period	6,687	8,938	8,402	10,993	13,477	14,075	2,663	N/A

JNL/PPM America Core
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High
Yield Bond Division674
Accumulation unit value:
Beginning of period	$8.95	$13.18	$13.60	$12.55	$12.58	$12.25	N/A	N/A
End of period	$12.84	$8.95	$13.18	$13.60	$12.55	$12.58	N/A	N/A
Accumulation units outstanding
at the end of period	2,681	2,138	4,956	6,154	6,827	7,467	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division444
Accumulation unit value:
Beginning of period	$10.25	$19.80	$21.40	$19.30	$18.77	$17.44	$16.38	N/A
End of period	$14.52	$10.25	$19.80	$21.40	$19.30	$18.77	$17.44	N/A
Accumulation units outstanding
at the end of period	460	668	894	807	1,098	1,285	369	N/A

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	$7.06	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.14	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	524	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$7.77	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.25	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,286	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive
Advantage Division1458
Accumulation unit value:
Beginning of period	$6.86	$9.91	$10.11	N/A	N/A	N/A	N/A	N/A
End of period	$9.70	$6.86	$9.91	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,666	2,666	2,666	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division484
Accumulation unit value:
Beginning of period	$9.39	$15.74	$14.71	$12.98	$12.20	$11.05	$11.03	N/A
End of period	$12.07	$9.39	$15.74	$14.71	$12.98	$12.20	$11.05	N/A
Accumulation units outstanding
at the end of period	10,895	16,608	8,669	8,196	7,655	7,475	70	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Conservative
Division687
Accumulation unit value:
Beginning of period	$9.76	$11.55	$11.08	$10.48	$10.30	$9.94	N/A	N/A
End of period	$10.87	$9.76	$11.55	$11.08	$10.48	$10.30	N/A	N/A
Accumulation units outstanding
at the end of period	3,675	1,358	1,358	-	-	-	N/A	N/A

JNL/S&P Managed Growth
Division436
Accumulation unit value:
Beginning of period	$9.90	$15.61	$14.65	$13.09	$12.42	$11.37	$10.82	N/A
End of period	$12.42	$9.90	$15.61	$14.65	$13.09	$12.42	$11.37	N/A
Accumulation units outstanding
at the end of period	11,996	14,186	14,297	13,286	13,087	5,795	3,281	N/A

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate
Growth Division441
Accumulation unit value:
Beginning of period	$10.54	$14.83	$13.92	$12.66	$12.13	$11.29	$10.74	N/A
End of period	$12.76	$10.54	$14.83	$13.92	$12.66	$12.13	$11.29	N/A
Accumulation units outstanding
at the end of period	3,012	3,403	3,752	4,067	4,499	5,093	7,607	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	$8.87	$11.05	$11.05	N/A	N/A	N/A	N/A	N/A
End of period	$9.93	$8.87	$11.05	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	1,388	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division451

Accumulation unit value:
Beginning of period	$20.55	$26.43	$25.08	$22.51	$21.80	$20.05	$19.14	N/A
End of period	$24.11	$20.55	$26.43	$25.08	$22.51	$21.80	$20.05	N/A
Accumulation units outstanding
at the end of period	577	786	827	3,875	3,898	3,762	230	N/A

JNL/Select Money Market
Division635
Accumulation unit value:
Beginning of period	$12.30	$12.27	$11.95	$11.66	$11.58	$11.62	N/A	N/A
End of period	$12.07	$12.30	$12.27	$11.95	$11.66	$11.58	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/Select Value Division444

Accumulation unit value:
Beginning of period	$14.11	$21.58	$20.41	$17.22	$16.24	$14.43	$13.39	N/A
End of period	$17.15	$14.11	$21.58	$20.41	$17.22	$16.24	$14.43	N/A
Accumulation units outstanding
at the end of period	770	748	1,163	2,792	3,263	3,651	452	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established
Growth Division444
Accumulation unit value:
Beginning of period	$17.13	$30.56	$28.31	$25.39	$24.41	$22.66	$21.33	N/A
End of period	$24.10	$17.13	$30.56	$28.31	$25.39	$24.41	$22.66	N/A
Accumulation units outstanding
at the end of period	767	2,639	3,020	2,036	2,227	2,238	575	N/A

JNL/T.Rowe Price Mid-Cap
Growth Division484
Accumulation unit value:
Beginning of period	$24.83	$42.66	$37.12	$35.45	$31.69	$27.38	$27.51	N/A
End of period	$35.74	$24.83	$42.66	$37.12	$35.45	$31.69	$27.38	N/A
Accumulation units outstanding
at the end of period	-	607	607	607	607	715	28	N/A

JNL/T.Rowe Price Short-Term
Bond Division
Accumulation unit value:
Beginning of period	$10.17	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.17	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	14,272	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value
Division456
Accumulation unit value:
Beginning of period	$9.10	$15.59	$15.77	$13.40	$12.87	$11.39	$10.56	N/A
End of period	$12.23	$9.10	$15.59	$15.77	$13.40	$12.87	$11.39	N/A
Accumulation units outstanding
at the end of period	698	2,139	2,670	2,559	2,556	2,894	247	N/A

Accumulation Unit Values
Contract with Endorsements - 1.645%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM International
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM Large Cap Growth
Division565
Accumulation unit value:
Beginning of period	$8.67	$14.14	$12.42	$11.71	$11.10	$10.69	N/A	N/A
End of period	$10.60	$8.67	$14.14	$12.42	$11.71	$11.10	N/A	N/A
Accumulation units outstanding
at the end of period	-	421	421	421	464	234	N/A	N/A

JNL/AIM Small Cap Growth
Division544
Accumulation unit value:
Beginning of period	$9.26	$15.62	$14.26	$12.65	$11.84	$11.17	N/A	N/A
End of period	$12.28	$9.26	$15.62	$14.26	$12.65	$11.84	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,098	1,132	1,169	23	23	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division1034
Accumulation unit value:
Beginning of period	$8.91	$12.63	$11.90	$11.21	N/A	N/A	N/A	N/A
End of period	$10.74	$8.91	$12.63	$11.90	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,349	1,349	1,399	N/A	N/A	N/A	N/A

JNL/Capital Guardian
Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division1091
Accumulation unit value:
Beginning of period	$16.97	$29.17	$27.02	$24.45	N/A	N/A	N/A	N/A
End of period	$22.50	$16.97	$29.17	$27.02	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	52	52	52	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity
Division494
Accumulation unit value:
Beginning of period	$15.29	$25.19	$22.85	$19.34	$19.18	$17.08	N/A	N/A
End of period	$20.38	$15.29	$25.19	$22.85	$19.34	$19.18	N/A	N/A
Accumulation units outstanding
at the end of period	-	172	172	280	304	236	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division494
Accumulation unit value:
Beginning of period	$18.56	$19.90	$18.91	$18.36	$18.19	$17.53	N/A	N/A
End of period	$20.85	$18.56	$19.90	$18.91	$18.36	$18.19	N/A	N/A
Accumulation units outstanding
at the end of period	-	125	125	125	222	153	N/A	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division494
Accumulation unit value:
Beginning of period	$9.37	$17.16	$15.59	$12.00	$10.29	$8.81	N/A	N/A
End of period	$12.00	$9.37	$17.16	$15.59	$12.00	$10.29	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,667	1,668	1,710	558	436	N/A	N/A

JNL/JPMorgan MidCap
Growth Division565
Accumulation unit value:
Beginning of period	$13.71	$25.08	$23.62	$21.43	$20.52	$18.76	N/A	N/A
End of period	$19.28	$13.71	$25.08	$23.62	$21.43	$20.52	N/A	N/A
Accumulation units outstanding
at the end of period	-	885	885	909	257	131	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division565
Accumulation unit value:
Beginning of period	$17.07	$16.29	$15.57	$15.33	$15.22	$14.79	N/A	N/A
End of period	$17.41	$17.07	$16.29	$15.57	$15.33	$15.22	N/A	N/A
Accumulation units outstanding
at the end of period	-	494	462	417	406	200	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division1091
Accumulation unit value:
Beginning of period	$6.93	$14.09	$10.87	$8.06	N/A	N/A	N/A	N/A
End of period	$11.70	$6.93	$14.09	$10.87	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	161	162	162	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity
Division531
Accumulation unit value:
Beginning of period	$11.76	$19.59	$20.45	$18.15	$16.96	$14.87	N/A	N/A
End of period	$16.16	$11.76	$19.59	$20.45	$18.15	$16.96	N/A	N/A
Accumulation units outstanding
at the end of period	-	143	458	586	613	538	N/A	N/A

JNL/Lazard Small Cap
Equity Division515
Accumulation unit value:
Beginning of period	$9.43	$15.60	$17.02	$14.82	$14.39	$13.44	N/A	N/A
End of period	$8.89	$9.43	$15.60	$17.02	$14.82	$14.39	N/A	N/A
Accumulation units outstanding
at the end of period	-	347	670	629	619	483	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1059

Accumulation unit value:
Beginning of period	$7.61	$11.94	$12.49	$11.95	N/A	N/A	N/A	N/A
End of period	$11.44	$7.61	$11.94	$12.49	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	276	822	767	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division561

Accumulation unit value:
Beginning of period	$12.04	$11.80	$11.27	$11.05	$11.03	$10.80	N/A	N/A
End of period	$12.52	$12.04	$11.80	$11.27	$11.05	$11.03	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,166	984	775	572	432	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands
Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P
500 Stock Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector
Division577
Accumulation unit value:
Beginning of period	$9.40	$12.45	$11.76	$11.25	$10.65	$10.70	N/A	N/A
End of period	$11.19	$9.40	$12.45	$11.76	$11.25	$10.65	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	34	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division457
Accumulation unit value:
Beginning of period	$11.33	$20.19	$18.59	$15.05	$13.50	$11.49	$10.45	N/A
End of period	$14.41	$11.33	$20.19	$18.59	$15.05	$13.50	$11.49	N/A
Accumulation units outstanding
at the end of period	-	900	3,146	3,194	3,069	2,968	2,424	N/A

JNL/MCM JNL 5 Division

Accumulation unit value:
Beginning of period	$7.82	$13.84	$14.43	N/A	N/A	N/A	N/A	N/A
End of period	$9.55	$7.82	$13.84	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	1,998	N/A	N/A	N/A	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector
Division1034
Accumulation unit value:
Beginning of period	$22.38	$36.62	$27.52	$24.13	N/A	N/A	N/A	N/A
End of period	$26.44	$22.38	$36.62	$27.52	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,253	1,253	1,299	N/A	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap
Index Division426
Accumulation unit value:
Beginning of period	$9.85	$16.04	$15.18	$14.07	$12.77	$11.21	$10.41	N/A
End of period	$13.37	$9.85	$16.04	$15.18	$14.07	$12.77	$11.21	N/A
Accumulation units outstanding
at the end of period	-	494	5,264	5,313	5,352	5,397	5,103	N/A

JNL/MCM S&P 500 Index Division426

Accumulation unit value:
Beginning of period	$7.68	$12.52	$12.13	$10.72	$10.44	$9.64	$8.97	N/A
End of period	$9.51	$7.68	$12.52	$12.13	$10.72	$10.44	$9.64	N/A
Accumulation units outstanding
at the end of period	-	3,423	11,723	11,502	11,242	11,086	8,884	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Select Small-Cap
Division1224
Accumulation unit value:
Beginning of period	$10.92	$18.52	$20.70	N/A	N/A	N/A	N/A	N/A
End of period	$11.27	$10.92	$18.52	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	332	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index
Division426
Accumulation unit value:
Beginning of period	$9.56	$14.93	$15.51	$13.42	$13.09	$11.33	$10.55	N/A
End of period	$11.98	$9.56	$14.93	$15.51	$13.42	$13.09	$11.33	N/A
Accumulation units outstanding
at the end of period	-	495	5,264	5,312	5,351	5,394	5,104	N/A

JNL/MCM Technology Sector
Division577
Accumulation unit value:
Beginning of period	$3.85	$6.92	$6.14	$5.71	$5.67	$5.31	N/A	N/A
End of period	$6.21	$3.85	$6.92	$6.14	$5.71	$5.67	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	102	N/A	N/A

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global
Growth Division515
Accumulation unit value:
Beginning of period	$8.80	$15.13	$14.46	$12.57	$11.24	$10.19	N/A	N/A
End of period	$12.07	$8.80	$15.13	$14.46	$12.57	$11.24	N/A	N/A
Accumulation units outstanding
at the end of period	-	339	1,333	1,518	1,429	1,316	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return
Bond Division494
Accumulation unit value:
Beginning of period	$14.80	$14.98	$14.07	$13.82	$13.74	$13.52	N/A	N/A
End of period	$16.80	$14.80	$14.98	$14.07	$13.82	$13.74	N/A	N/A
Accumulation units outstanding
at the end of period	-	890	856	946	6,114	5,796	N/A	N/A

JNL/PPM America Core
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High
Yield Bond Division674
Accumulation unit value:
Beginning of period	$9.27	$13.61	$13.99	$12.87	$12.87	$12.51	N/A	N/A
End of period	$13.34	$9.27	$13.61	$13.99	$12.87	$12.87	N/A	N/A
Accumulation units outstanding
at the end of period	-	137	1,085	1,085	1,222	313	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division674
Accumulation unit value:
Beginning of period	$9.74	$16.27	$15.13	$13.31	$12.47	$11.47	N/A	N/A
End of period	$12.56	$9.74	$16.27	$15.13	$13.31	$12.47	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	33	30	23	88	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Conservative
Division1091
Accumulation unit value:
Beginning of period	$9.90	$11.67	$11.16	$10.49	N/A	N/A	N/A	N/A
End of period	$11.06	$9.90	$11.67	$11.16	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	16,285	7,779	7,779	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth
Division441
Accumulation unit value:
Beginning of period	$10.25	$16.11	$15.07	$13.42	$12.70	$11.59	$10.93	N/A
End of period	$12.91	$10.25	$16.11	$15.07	$13.42	$12.70	$11.59	N/A
Accumulation units outstanding
at the end of period	-	3,775	13,720	8,746	7,671	7,678	2,498	N/A

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate
Growth Division435
Accumulation unit value:
Beginning of period	$10.92	$15.31	$14.32	$12.98	$12.40	$11.50	$10.98	N/A
End of period	$13.26	$10.92	$15.31	$14.32	$12.98	$12.40	$11.50	N/A
Accumulation units outstanding
at the end of period	-	15,822	21,193	21,195	21,198	4,715	2,096	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division462

Accumulation unit value:
Beginning of period	$21.48	$27.54	$26.05	$23.30	$22.49	$20.62	$19.85	N/A
End of period	$25.29	$21.48	$27.54	$26.05	$23.30	$22.49	$20.62	N/A
Accumulation units outstanding
at the end of period	-	566	1,698	1,701	1,722	797	162	N/A

JNL/Select Money Market
Division631
Accumulation unit value:
Beginning of period	$12.86	$12.79	$12.41	$12.07	$11.95	$11.97	N/A	N/A
End of period	$12.66	$12.86	$12.79	$12.41	$12.07	$11.95	N/A	N/A
Accumulation units outstanding
at the end of period	-	563	4,455	4,458	-	2,076	N/A	N/A

JNL/Select Value Division490

Accumulation unit value:
Beginning of period	$14.40	$21.96	$20.70	$17.40	$16.35	$14.63	N/A	N/A
End of period	$17.56	$14.40	$21.96	$20.70	$17.40	$16.35	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,110	1,754	1,909	1,086	930	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established
Growth Division490
Accumulation unit value:
Beginning of period	$17.90	$31.84	$29.40	$26.29	$25.19	$23.67	N/A	N/A
End of period	$25.27	$17.90	$31.84	$29.40	$26.29	$25.19	N/A	N/A
Accumulation units outstanding
at the end of period	-	400	333	256	256	179	N/A	N/A

JNL/T.Rowe Price Mid-Cap
Growth Division462
Accumulation unit value:
Beginning of period	$25.95	$44.45	$38.55	$36.70	$32.70	$28.16	$27.40	N/A
End of period	$37.49	$25.95	$44.45	$38.55	$36.70	$32.70	$28.16	N/A
Accumulation units outstanding
at the end of period	-	124	520	519	516	193	59	N/A

JNL/T.Rowe Price Short-Term
Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value
Division462
Accumulation unit value:
Beginning of period	$9.36	$15.98	$16.11	$13.65	$13.07	$11.53	$10.77	N/A
End of period	$12.62	$9.36	$15.98	$16.11	$13.65	$13.07	$11.53	N/A
Accumulation units outstanding
at the end of period	-	362	1,311	1,311	1,451	456	149	N/A

Accumulation Unit Values
Contract with Endorsements - 1.745%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt
20 Division2046
Accumulation unit value:
Beginning of period	$11.15	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.57	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	13,894	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real
Estate Division977
Accumulation unit value:
Beginning of period	$8.18	$12.94	$15.49	$11.56	$11.53	N/A	N/A	N/A
End of period	$10.65	$8.18	$12.94	$15.49	$11.56	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	19,234	21,479	22,015	17,035	66	N/A	N/A	N/A

JNL/AIM International
Growth Division1133
Accumulation unit value:
Beginning of period	$10.70	$18.43	$17.09	$15.55	N/A	N/A	N/A	N/A
End of period	$14.40	$10.70	$18.43	$17.09	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	40,846	34,735	30,846	4,158	N/A	N/A	N/A	N/A

JNL/AIM Large Cap Growth
Division605
Accumulation unit value:
Beginning of period	$8.61	$14.06	$12.36	$11.66	$11.06	$10.68	N/A	N/A
End of period	$10.52	$8.61	$14.06	$12.36	$11.66	$11.06	N/A	N/A
Accumulation units outstanding
at the end of period	24,876	15,102	9,256	9,167	320	294	N/A	N/A

JNL/AIM Small Cap Growth
Division743
Accumulation unit value:
Beginning of period	$9.17	$15.48	$14.14	$12.57	$11.24	N/A	N/A	N/A
End of period	$12.14	$9.17	$15.48	$14.14	$12.57	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	21,418	1,173	363	252	268	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division694
Accumulation unit value:
Beginning of period	$8.84	$12.54	$11.82	$10.85	$10.03	$9.45	N/A	N/A
End of period	$10.63	$8.84	$12.54	$11.82	$10.85	$10.03	N/A	N/A
Accumulation units outstanding
at the end of period	10,405	736	2,727	2,132	135	135	N/A	N/A

JNL/Capital Guardian
Global Diversified Research Division
Accumulation unit value:
Beginning of period	$16.78	$29.68	$27.40	N/A	N/A	N/A	N/A	N/A
End of period	$22.79	$16.78	$29.68	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	242	244	510	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	$4.47	$9.02	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.70	$4.47	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	497	2,083	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division
Accumulation unit value:
Beginning of period	$19.57	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$22.17	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	155	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	$6.55	$13.67	$12.30	N/A	N/A	N/A	N/A	N/A
End of period	$9.65	$6.55	$13.67	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	38,607	29,812	11,629	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	$6.53	$9.86	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.02	$6.53	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	455	462	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division631

Accumulation unit value:
Beginning of period	$11.09	$18.52	$18.74	$16.97	$16.70	$15.12	N/A	N/A
End of period	$14.59	$11.09	$18.52	$18.74	$16.97	$16.70	N/A	N/A
Accumulation units outstanding
at the end of period	1,599	1,240	990	2,247	2,258	2,243	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	$15.11	$24.91	$25.83	N/A	N/A	N/A	N/A	N/A
End of period	$20.11	$15.11	$24.91	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,358	1,419	1,479	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	$6.23	$9.92	$10.18	N/A	N/A	N/A	N/A	N/A
End of period	$7.96	$6.23	$9.92	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	23,155	26,817	20,703	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	$5.78	$9.90	$9.67	N/A	N/A	N/A	N/A	N/A
End of period	$7.43	$5.78	$9.90	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,913	2,843	210	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division1207
Accumulation unit value:
Beginning of period	$7.50	$10.86	$10.85	$10.80	N/A	N/A	N/A	N/A
End of period	$9.80	$7.50	$10.86	$10.85	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	39,490	27,153	13,388	595	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	$6.01	$9.85	$9.81	N/A	N/A	N/A	N/A	N/A
End of period	$7.49	$6.01	$9.85	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,159	5,360	3,911	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division1133
Accumulation unit value:
Beginning of period	$7.64	$11.63	$12.61	$11.22	N/A	N/A	N/A	N/A
End of period	$10.04	$7.64	$11.63	$12.61	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,479	1,972	3,084	458	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division
Accumulation unit value:
Beginning of period	$18.32	$19.66	$18.75	N/A	N/A	N/A	N/A	N/A
End of period	$20.55	$18.32	$19.66	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,217	1,488	1,187	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	$11.69	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.64	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	694	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division1133
Accumulation unit value:
Beginning of period	$8.12	$12.93	$12.81	$11.52	N/A	N/A	N/A	N/A
End of period	$10.59	$8.12	$12.93	$12.81	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,761	2,660	1,314	446	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division1055
Accumulation unit value:
Beginning of period	$9.27	$17.00	$15.45	$13.73	N/A	N/A	N/A	N/A
End of period	$11.86	$9.27	$17.00	$15.45	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	50,576	49,879	62,263	41,278	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap
Growth Division1108
Accumulation unit value:
Beginning of period	$13.52	$24.77	$23.35	$20.74	N/A	N/A	N/A	N/A
End of period	$19.00	$13.52	$24.77	$23.35	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	31,486	24,182	17,956	10,268	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division729
Accumulation unit value:
Beginning of period	$16.84	$16.08	$15.38	$15.16	$15.07	$15.08	N/A	N/A
End of period	$17.16	$16.84	$16.08	$15.38	$15.16	$15.07	N/A	N/A
Accumulation units outstanding
at the end of period	3,922	15,441	7,333	6,159	6,123	2,857	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division1202
Accumulation unit value:
Beginning of period	$6.91	$14.07	$10.86	$10.35	N/A	N/A	N/A	N/A
End of period	$11.66	$6.91	$14.07	$10.86	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	47,601	26,206	25,177	1,187	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity
Division820
Accumulation unit value:
Beginning of period	$11.64	$19.40	$20.27	$18.01	$15.98	N/A	N/A	N/A
End of period	$15.97	$11.64	$19.40	$20.27	$18.01	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,452	1,324	2,067	884	907	N/A	N/A	N/A

JNL/Lazard Small Cap
Equity Division733
Accumulation unit value:
Beginning of period	$9.32	$15.45	$16.87	$14.69	$14.29	$14.12	N/A	N/A
End of period	$8.79	$9.32	$15.45	$16.87	$14.69	$14.29	N/A	N/A
Accumulation units outstanding
at the end of period	-	18,706	1,696	334	315	21	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	$9.26	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.11	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,396	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	$6.14	$8.82	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.52	$6.14	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,763	1,946	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1059

Accumulation unit value:
Beginning of period	$7.53	$11.84	$12.40	$11.87	N/A	N/A	N/A	N/A
End of period	$11.32	$7.53	$11.84	$12.40	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,651	2,862	4,608	11,690	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division620

Accumulation unit value:
Beginning of period	$11.95	$11.73	$11.22	$11.01	$11.00	$10.81	N/A	N/A
End of period	$12.42	$11.95	$11.73	$11.22	$11.01	$11.00	N/A	N/A
Accumulation units outstanding
at the end of period	4,656	4,773	3,890	5,471	1,844	1,820	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division
Accumulation unit value:
Beginning of period	$3.61	$6.09	$6.38	N/A	N/A	N/A	N/A	N/A
End of period	$4.46	$3.61	$6.09	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,750	2,077	4,386	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands
Sector Division
Accumulation unit value:
Beginning of period	$7.00	$10.37	$10.77	N/A	N/A	N/A	N/A	N/A
End of period	$9.16	$7.00	$10.37	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,823	1,834	2,106	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division1450

Accumulation unit value:
Beginning of period	$5.19	$10.43	$11.06	N/A	N/A	N/A	N/A	N/A
End of period	$6.13	$5.19	$10.43	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	46,155	37,771	14,239	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P
500 Stock Index Division1202
Accumulation unit value:
Beginning of period	$5.98	$9.79	$9.60	$9.47	N/A	N/A	N/A	N/A
End of period	$5.57	$5.98	$9.79	$9.60	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	3,891	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	$9.85	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.91	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	172	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector
Division1203
Accumulation unit value:
Beginning of period	$5.71	$11.78	$14.51	$13.98	N/A	N/A	N/A	N/A
End of period	$6.66	$5.71	$11.78	$14.51	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	14,602	10,624	2,255	1,094	N/A	N/A	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector
Division821
Accumulation unit value:
Beginning of period	$9.33	$12.37	$11.70	$11.21	$10.90	N/A	N/A	N/A
End of period	$11.09	$9.33	$12.37	$11.70	$11.21	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	10,656	7,575	5,945	5,729	54	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Index 5 Division1413

Accumulation unit value:
Beginning of period	$6.81	$9.88	$10.37	N/A	N/A	N/A	N/A	N/A
End of period	$8.38	$6.81	$9.88	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,707	3,508	1,138	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division629
Accumulation unit value:
Beginning of period	$11.29	$20.13	$18.56	$15.04	$13.50	$11.39	N/A	N/A
End of period	$14.34	$11.29	$20.13	$18.56	$15.04	$13.50	N/A	N/A
Accumulation units outstanding
at the end of period	20,731	18,028	23,925	1,562	142	121	N/A	N/A

JNL/MCM JNL 5 Division697

Accumulation unit value:
Beginning of period	$7.79	$13.80	$13.84	$11.85	$10.90	$9.99	N/A	N/A
End of period	$9.50	$7.79	$13.80	$13.84	$11.85	$10.90	N/A	N/A
Accumulation units outstanding
at the end of period	333,819	313,931	372,857	226,930	27,303	10,715	N/A	N/A

JNL/MCM JNL Optimized
5 Division1142
Accumulation unit value:
Beginning of period	$6.33	$11.95	$10.71	$9.69	N/A	N/A	N/A	N/A
End of period	$8.57	$6.33	$11.95	$10.71	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,651	1,951	11,510	18,816	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Nasdaq 25 Division1450

Accumulation unit value:
Beginning of period	$7.29	$12.68	$12.29	N/A	N/A	N/A	N/A	N/A
End of period	$9.61	$7.29	$12.68	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,231	2,243	1,117	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division1348
Accumulation unit value:
Beginning of period	$6.13	$11.54	$10.68	N/A	N/A	N/A	N/A	N/A
End of period	$8.20	$6.13	$11.54	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,255	1,149	14,015	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector
Division815
Accumulation unit value:
Beginning of period	$22.17	$36.31	$27.31	$23.01	$19.89	N/A	N/A	N/A
End of period	$26.16	$22.17	$36.31	$27.31	$23.01	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	11,796	12,517	10,956	6,299	470	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	$11.16	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.66	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,823	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap
Index Division752
Accumulation unit value:
Beginning of period	$9.78	$15.95	$15.11	$14.01	$12.08	N/A	N/A	N/A
End of period	$13.27	$9.78	$15.95	$15.11	$14.01	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,997	5,845	5,519	2,123	-	N/A	N/A	N/A

JNL/MCM S&P 500 Index Division629

Accumulation unit value:
Beginning of period	$7.63	$12.45	$12.08	$10.68	$10.41	$9.48	N/A	N/A
End of period	$9.44	$7.63	$12.45	$12.08	$10.68	$10.41	N/A	N/A
Accumulation units outstanding
at the end of period	7,392	5,639	3,784	2,867	1,162	856	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	$5.08	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.61	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,920	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Select Small-Cap
Division1224
Accumulation unit value:
Beginning of period	$10.82	$18.37	$20.54	N/A	N/A	N/A	N/A	N/A
End of period	$11.15	$10.82	$18.37	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,019	492	476	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index
Division646
Accumulation unit value:
Beginning of period	$9.49	$14.84	$15.43	$13.36	$13.05	$10.94	N/A	N/A
End of period	$11.88	$9.49	$14.84	$15.43	$13.36	$13.05	N/A	N/A
Accumulation units outstanding
at the end of period	5,991	6,705	4,008	4,155	293	33	N/A	N/A

JNL/MCM Technology Sector
Division618
Accumulation unit value:
Beginning of period	$3.82	$6.86	$6.10	$5.67	$5.63	$5.08	N/A	N/A
End of period	$6.14	$3.82	$6.86	$6.10	$5.67	$5.63	N/A	N/A
Accumulation units outstanding
at the end of period	21,492	9,104	8,454	7,328	183	215	N/A	N/A

JNL/MCM Value Line 30
Division1450
Accumulation unit value:
Beginning of period	$9.16	$17.73	$17.82	N/A	N/A	N/A	N/A	N/A
End of period	$10.32	$9.16	$17.73	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	27,098	37,557	25,962	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM VIP Division733

Accumulation unit value:
Beginning of period	$8.06	$14.33	$13.16	$11.94	$11.07	$11.01	N/A	N/A
End of period	$9.81	$8.06	$14.33	$13.16	$11.94	$11.07	N/A	N/A
Accumulation units outstanding
at the end of period	923	1,562	1,477	1,468	698	515	N/A	N/A

JNL/Oppenheimer Global
Growth Division618
Accumulation unit value:
Beginning of period	$8.73	$15.03	$14.39	$12.52	$11.20	$9.54	N/A	N/A
End of period	$11.97	$8.73	$15.03	$14.39	$12.52	$11.20	N/A	N/A
Accumulation units outstanding
at the end of period	12,476	1,832	2,215	4,166	4,184	4,028	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	$4.49	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,829	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division1813

Accumulation unit value:
Beginning of period	$4.15	$7.78	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.44	$4.15	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,082	3,743	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.32	$10.91	$10.46	N/A	N/A	N/A	N/A	N/A
End of period	$11.89	$10.32	$10.91	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	21,460	8,380	420	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return
Bond Division605
Accumulation unit value:
Beginning of period	$14.64	$14.83	$13.95	$13.72	$13.64	$13.14	N/A	N/A
End of period	$16.61	$14.64	$14.83	$13.95	$13.72	$13.64	N/A	N/A
Accumulation units outstanding
at the end of period	36,519	13,429	9,331	4,909	5,149	3,470	N/A	N/A

JNL/PPM America Core
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High
Yield Bond Division674
Accumulation unit value:
Beginning of period	$9.17	$13.48	$13.87	$12.77	$12.78	$12.43	N/A	N/A
End of period	$13.19	$9.17	$13.48	$13.87	$12.77	$12.78	N/A	N/A
Accumulation units outstanding
at the end of period	10,807	14,954	5,976	7,471	7,603	6,509	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division1182
Accumulation unit value:
Beginning of period	$10.56	$20.37	$21.96	$21.15	N/A	N/A	N/A	N/A
End of period	$15.01	$10.56	$20.37	$21.96	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	1,083	1,089	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$6.66	$9.38	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.29	$6.66	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	19,430	13,420	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	$9.50	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.75	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	9,226	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	$6.26	$6.12	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.71	$6.26	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	11,924	6,276	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	$7.59	$10.52	$10.10	N/A	N/A	N/A	N/A	N/A
End of period	$8.85	$7.59	$10.52	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,176	689	1,991	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	$6.73	$9.35	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.12	$6.73	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	18,755	13,330	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	$7.11	$8.98	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.62	$7.11	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,136	1,148	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	$9.41	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.64	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,381	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division598
Accumulation unit value:
Beginning of period	$9.62	$16.09	$15.00	$13.21	$12.39	$11.26	N/A	N/A
End of period	$12.39	$9.62	$16.09	$15.00	$13.21	$12.39	N/A	N/A
Accumulation units outstanding
at the end of period	21,118	20,761	30,110	24,667	874	779	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Conservative
Division729
Accumulation unit value:
Beginning of period	$9.86	$11.63	$11.14	$10.51	$10.31	$10.25	N/A	N/A
End of period	$11.00	$9.86	$11.63	$11.14	$10.51	$10.31	N/A	N/A
Accumulation units outstanding
at the end of period	37,756	81,528	81,486	24,117	10,748	6,400	N/A	N/A

JNL/S&P Managed Growth
Division605
Accumulation unit value:
Beginning of period	$10.14	$15.96	$14.94	$13.32	$12.61	$11.73	N/A	N/A
End of period	$12.76	$10.14	$15.96	$14.94	$13.32	$12.61	N/A	N/A
Accumulation units outstanding
at the end of period	123,718	111,739	99,815	91,761	56,311	49,016	N/A	N/A

JNL/S&P Managed Moderate
Division1114
Accumulation unit value:
Beginning of period	$9.63	$12.44	$11.75	$10.81	N/A	N/A	N/A	N/A
End of period	$11.22	$9.63	$12.44	$11.75	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	91,648	100,792	20,072	3,827	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate
Growth Division618
Accumulation unit value:
Beginning of period	$10.81	$15.17	$14.21	$12.89	$12.32	$11.37	N/A	N/A
End of period	$13.11	$10.81	$15.17	$14.21	$12.89	$12.32	N/A	N/A
Accumulation units outstanding
at the end of period	99,755	109,719	60,743	54,880	43,607	10,292	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	$7.97	$11.17	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.38	$7.97	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	13,059	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	$7.72	$11.78	$11.63	N/A	N/A	N/A	N/A	N/A
End of period	$9.19	$7.72	$11.78	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	11,852	11,914	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	$9.32	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.93	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,429	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division694

Accumulation unit value:
Beginning of period	$21.19	$27.20	$25.75	$23.06	$22.28	$21.21	N/A	N/A
End of period	$24.92	$21.19	$27.20	$25.75	$23.06	$22.28	N/A	N/A
Accumulation units outstanding
at the end of period	21,386	3,771	2,728	60	60	60	N/A	N/A

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	$12.68	$12.63	$12.50	N/A	N/A	N/A	N/A	N/A
End of period	$12.48	$12.68	$12.63	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,964	22,653	8,347	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division1133

Accumulation unit value:
Beginning of period	$14.31	$21.84	$20.61	$18.71	N/A	N/A	N/A	N/A
End of period	$17.43	$14.31	$21.84	$20.61	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,670	4,412	12,818	824	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established
Growth Division605
Accumulation unit value:
Beginning of period	$17.66	$31.44	$29.06	$26.01	$24.94	$23.43	N/A	N/A
End of period	$24.90	$17.66	$31.44	$29.06	$26.01	$24.94	N/A	N/A
Accumulation units outstanding
at the end of period	11,468	2,509	3,247	1,161	455	455	N/A	N/A

JNL/T.Rowe Price Mid-Cap
Growth Division631
Accumulation unit value:
Beginning of period	$25.60	$43.89	$38.11	$36.31	$32.38	$27.98	N/A	N/A
End of period	$36.94	$25.60	$43.89	$38.11	$36.31	$32.38	N/A	N/A
Accumulation units outstanding
at the end of period	7,445	150	722	2,159	1,488	1,221	N/A	N/A

JNL/T.Rowe Price Short-Term
Bond Division
Accumulation unit value:
Beginning of period	$9.70	$10.50	$10.26	N/A	N/A	N/A	N/A	N/A
End of period	$10.26	$9.70	$10.50	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,994	1,201	217	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value
Division694
Accumulation unit value:
Beginning of period	$9.28	$15.86	$16.00	$13.57	$13.01	$11.96	N/A	N/A
End of period	$12.50	$9.28	$15.86	$16.00	$13.57	$13.01	N/A	N/A
Accumulation units outstanding
at the end of period	4,078	4,205	5,972	2,350	855	855	N/A	N/A
Accumulation Unit Values
Contract with Endorsements - 1.795%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real
Estate Division849
Accumulation unit value:
Beginning of period	$8.16	$12.93	$15.49	$11.56	$10.75	N/A	N/A	N/A
End of period	$10.63	$8.16	$12.93	$15.49	$11.56	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	6,483	6,004	1,796	N/A	N/A	N/A

JNL/AIM International
Growth Division334
Accumulation unit value:
Beginning of period	$10.63	$18.32	$16.99	$14.11	$12.98	$11.36	$9.26	N/A
End of period	$14.30	$10.63	$18.32	$16.99	$14.11	$12.98	$11.36	N/A
Accumulation units outstanding
at the end of period	-	-	6,018	8,116	4,361	2,143	352	N/A

JNL/AIM Large Cap Growth
Division312
Accumulation unit value:
Beginning of period	$8.58	$14.01	$12.33	$11.64	$11.05	$10.23	$8.31	N/A
End of period	$10.47	$8.58	$14.01	$12.33	$11.64	$11.05	$10.23	N/A
Accumulation units outstanding
at the end of period	-	-	15,830	17,005	19,023	17,449	17,518	N/A

JNL/AIM Small Cap Growth
Division309
Accumulation unit value:
Beginning of period	$9.14	$15.43	$14.11	$12.55	$11.78	$11.22	$8.09	N/A
End of period	$12.10	$9.14	$15.43	$14.11	$12.55	$11.78	$11.22	N/A
Accumulation units outstanding
at the end of period	-	-	2,685	10,526	1,596	3,302	4,873	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division313
Accumulation unit value:
Beginning of period	$8.80	$12.49	$11.78	$10.82	$10.01	$9.31	$8.52	N/A
End of period	$10.58	$8.80	$12.49	$11.78	$10.82	$10.01	$9.31	N/A
Accumulation units outstanding
at the end of period	-	-	26,333	35,287	27,955	29,646	27,592	N/A

JNL/Capital Guardian
Global Diversified Research Division990
Accumulation unit value:
Beginning of period	$16.66	$29.49	$24.89	$23.61	N/A	N/A	N/A	N/A
End of period	$22.62	$16.66	$29.49	$24.89	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	592	N/A	N/A	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division350
Accumulation unit value:
Beginning of period	$16.62	$28.62	$26.56	$25.85	$25.14	$22.92	$20.77	N/A
End of period	$22.01	$16.62	$28.62	$26.56	$25.85	$25.14	$22.92	N/A
Accumulation units outstanding
at the end of period	-	-	431	1,099	357	399	357	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	$6.55	$13.66	$11.33	N/A	N/A	N/A	N/A	N/A
End of period	$9.64	$6.55	$13.66	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	137,294	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division326

Accumulation unit value:
Beginning of period	$11.03	$18.41	$18.64	$16.89	$16.63	$15.93	$13.92	N/A
End of period	$14.49	$11.03	$18.41	$18.64	$16.89	$16.63	$15.93	N/A
Accumulation units outstanding
at the end of period	-	-	11,292	12,755	13,482	13,400	14,615	N/A

JNL/Eagle SmallCap Equity
Division422
Accumulation unit value:
Beginning of period	$15.03	$24.79	$22.52	$19.09	$18.96	$16.25	$15.17	N/A
End of period	$20.00	$15.03	$24.79	$22.52	$19.09	$18.96	$16.25	N/A
Accumulation units outstanding
at the end of period	-	-	1,573	2,215	373	928	7	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	$6.22	$9.92	$10.08	N/A	N/A	N/A	N/A	N/A
End of period	$7.95	$6.22	$9.92	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	16,775	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	$5.77	$9.89	$10.37	N/A	N/A	N/A	N/A	N/A
End of period	$7.41	$5.77	$9.89	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	8,692	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division1097
Accumulation unit value:
Beginning of period	$7.49	$10.85	$10.85	$9.84	N/A	N/A	N/A	N/A
End of period	$9.78	$7.49	$10.85	$10.85	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	169,959	8,708	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	$6.01	$9.85	$10.38	N/A	N/A	N/A	N/A	N/A
End of period	$7.48	$6.01	$9.85	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	8,429	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division849
Accumulation unit value:
Beginning of period	$7.63	$11.62	$12.60	$10.90	$10.53	N/A	N/A	N/A
End of period	$10.01	$7.63	$11.62	$12.60	$10.90	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	1,978	2,306	1,833	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division317
Accumulation unit value:
Beginning of period	$18.20	$19.54	$18.60	$18.09	$17.94	$17.09	$16.26	N/A
End of period	$20.41	$18.20	$19.54	$18.60	$18.09	$17.94	$17.09	N/A
Accumulation units outstanding
at the end of period	-	-	7,402	6,444	6,263	9,254	10,695	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division849
Accumulation unit value:
Beginning of period	$8.11	$12.92	$12.79	$11.26	$10.65	N/A	N/A	N/A
End of period	$10.56	$8.11	$12.92	$12.79	$11.26	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	4,683	4,215	2,719	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division353
Accumulation unit value:
Beginning of period	$9.24	$16.95	$15.41	$11.89	$10.21	$8.48	$6.87	N/A
End of period	$11.82	$9.24	$16.95	$15.41	$11.89	$10.21	$8.48	N/A
Accumulation units outstanding
at the end of period	-	-	15,442	14,450	6,151	4,993	1,943	N/A

JNL/JPMorgan MidCap
Growth Division309
Accumulation unit value:
Beginning of period	$13.43	$24.61	$23.21	$21.09	$20.22	$17.45	$13.54	N/A
End of period	$18.86	$13.43	$24.61	$23.21	$21.09	$20.22	$17.45	N/A
Accumulation units outstanding
at the end of period	-	-	4,670	900	452	452	453	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division255
Accumulation unit value:
Beginning of period	$16.72	$15.98	$15.30	$15.08	$15.00	$14.71	$14.73	N/A
End of period	$17.03	$16.72	$15.98	$15.30	$15.08	$15.00	$14.71	N/A
Accumulation units outstanding
at the end of period	-	-	5,975	6,060	9,463	6,403	6,931	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division
Accumulation unit value:
Beginning of period	$6.90	$14.06	$12.39	N/A	N/A	N/A	N/A	N/A
End of period	$11.64	$6.90	$14.06	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	527	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity
Division336
Accumulation unit value:
Beginning of period	$11.60	$19.35	$20.23	$17.98	$16.82	$13.73	$11.45	N/A
End of period	$15.91	$11.60	$19.35	$20.23	$17.98	$16.82	$13.73	N/A
Accumulation units outstanding
at the end of period	-	-	5,800	8,073	9,198	7,826	9,088	N/A

JNL/Lazard Small Cap
Equity Division334
Accumulation unit value:
Beginning of period	$9.28	$15.37	$16.80	$14.64	$14.24	$12.57	$9.77	N/A
End of period	$8.75	$9.28	$15.37	$16.80	$14.64	$14.24	$12.57	N/A
Accumulation units outstanding
at the end of period	-	-	8,611	11,208	11,175	10,636	12,058	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division1426
Accumulation unit value:
Beginning of period	$6.14	$9.80	$10.36	N/A	N/A	N/A	N/A	N/A
End of period	$7.51	$6.14	$9.80	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	7,927	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1059

Accumulation unit value:
Beginning of period	$7.50	$11.79	$12.35	$11.83	N/A	N/A	N/A	N/A
End of period	$11.26	$7.50	$11.79	$12.35	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	6,199	90,978	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division354

Accumulation unit value:
Beginning of period	$11.91	$11.69	$11.19	$10.99	$10.98	$10.79	$10.98	N/A
End of period	$12.37	$11.91	$11.69	$11.19	$10.99	$10.98	$10.79	N/A
Accumulation units outstanding
at the end of period	-	-	4,780	758	2,742	835	7,501	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division745
Accumulation unit value:
Beginning of period	$3.60	$6.07	$5.92	$4.43	$4.39	N/A	N/A	N/A
End of period	$4.44	$3.60	$6.07	$5.92	$4.43	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	5,928	5,394	5,175	N/A	N/A	N/A

JNL/MCM Consumer Brands
Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division1450

Accumulation unit value:
Beginning of period	$5.18	$10.42	$11.05	N/A	N/A	N/A	N/A	N/A
End of period	$6.12	$5.18	$10.42	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	40,713	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P
500 Stock Index Division358
Accumulation unit value:
Beginning of period	$5.96	$9.75	$9.57	$8.34	$8.14	$7.45	$6.53	N/A
End of period	$5.55	$5.96	$9.75	$9.57	$8.34	$8.14	$7.45	N/A
Accumulation units outstanding
at the end of period	-	-	4,603	938	2,189	2,103	1,220	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector
Division479
Accumulation unit value:
Beginning of period	$5.69	$11.73	$14.45	$12.40	$11.90	$10.67	$10.46	N/A
End of period	$6.63	$5.69	$11.73	$14.45	$12.40	$11.90	$10.67	N/A
Accumulation units outstanding
at the end of period	-	-	160	98	-	-	986	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector
Division479
Accumulation unit value:
Beginning of period	$9.26	$12.28	$11.62	$11.15	$10.58	$10.41	$10.21	N/A
End of period	$11.01	$9.26	$12.28	$11.62	$11.15	$10.58	$10.41	N/A
Accumulation units outstanding
at the end of period	-	-	3,797	2,809	9	9	1,262	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division336
Accumulation unit value:
Beginning of period	$11.23	$20.04	$18.48	$14.99	$13.46	$11.47	$8.94	N/A
End of period	$14.27	$11.23	$20.04	$18.48	$14.99	$13.46	$11.47	N/A
Accumulation units outstanding
at the end of period	-	-	12,926	7,489	4,189	2,343	1,906	N/A

JNL/MCM JNL 5 Division721

Accumulation unit value:
Beginning of period	$7.77	$13.77	$13.83	$11.85	$10.90	$10.50	N/A	N/A
End of period	$9.48	$7.77	$13.77	$13.83	$11.85	$10.90	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	73,323	23,242	11,642	373	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	$6.32	$11.94	$10.64	N/A	N/A	N/A	N/A	N/A
End of period	$8.56	$6.32	$11.94	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	77,577	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector
Division507
Accumulation unit value:
Beginning of period	$21.98	$36.00	$27.10	$22.84	$16.98	$13.29	N/A	N/A
End of period	$25.92	$21.98	$36.00	$27.10	$22.84	$16.98	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	3,553	2,170	3,648	11	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 24 Division1450

Accumulation unit value:
Beginning of period	$7.10	$10.75	$10.94	N/A	N/A	N/A	N/A	N/A
End of period	$8.29	$7.10	$10.75	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	1,729	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap
Index Division309
Accumulation unit value:
Beginning of period	$9.75	$15.90	$15.07	$13.98	$12.71	$11.18	$8.25	N/A
End of period	$13.22	$9.75	$15.90	$15.07	$13.98	$12.71	$11.18	N/A
Accumulation units outstanding
at the end of period	-	-	20,362	20,373	21,740	17,770	12,046	N/A

JNL/MCM S&P 500 Index Division309

Accumulation unit value:
Beginning of period	$7.60	$12.40	$12.04	$10.65	$10.39	$9.61	$7.74	N/A
End of period	$9.40	$7.60	$12.40	$12.04	$10.65	$10.39	$9.61	N/A
Accumulation units outstanding
at the end of period	-	-	45,017	54,643	56,836	54,779	48,171	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Select Small-Cap
Division1224
Accumulation unit value:
Beginning of period	$10.77	$18.29	$20.47	N/A	N/A	N/A	N/A	N/A
End of period	$11.09	$10.77	$18.29	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	4,262	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index
Division309
Accumulation unit value:
Beginning of period	$9.46	$14.80	$15.39	$13.34	$13.03	$11.30	$7.78	N/A
End of period	$11.83	$9.46	$14.80	$15.39	$13.34	$13.03	$11.30	N/A
Accumulation units outstanding
at the end of period	-	-	21,874	21,518	24,959	20,413	15,967	N/A

JNL/MCM Technology Sector
Division1022
Accumulation unit value:
Beginning of period	$3.80	$6.83	$6.07	$5.91	N/A	N/A	N/A	N/A
End of period	$6.11	$3.80	$6.83	$6.07	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	314	229	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30
Division1450
Accumulation unit value:
Beginning of period	$9.14	$17.70	$17.79	N/A	N/A	N/A	N/A	N/A
End of period	$10.29	$9.14	$17.70	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	200,713	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	$8.04	$14.31	$13.92	N/A	N/A	N/A	N/A	N/A
End of period	$9.79	$8.04	$14.31	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	71	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global
Growth Division328
Accumulation unit value:
Beginning of period	$8.70	$14.98	$14.34	$12.48	$11.17	$9.65	$7.26	N/A
End of period	$11.91	$8.70	$14.98	$14.34	$12.48	$11.17	$9.65	N/A
Accumulation units outstanding
at the end of period	-	-	16,575	18,088	19,079	17,621	18,112	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return
Bond Division230
Accumulation unit value:
Beginning of period	$14.56	$14.76	$13.89	$13.66	$13.60	$13.25	$12.88	$12.70
End of period	$16.51	$14.56	$14.76	$13.89	$13.66	$13.60	$13.25	$12.88
Accumulation units outstanding
at the end of period	-	-	42,557	81,511	81,031	52,120	49,150	481

JNL/PPM America Core
Equity Division309
Accumulation unit value:
Beginning of period	$12.35	$21.13	$23.20	$20.76	$19.44	$17.51	$14.03	N/A
End of period	$15.34	$12.35	$21.13	$23.20	$20.76	$19.44	$17.51	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	-	N/A

JNL/PPM America High
Yield Bond Division674
Accumulation unit value:
Beginning of period	$9.12	$13.41	$13.81	$12.72	$12.73	$12.39	N/A	N/A
End of period	$13.11	$9.12	$13.41	$13.81	$12.72	$12.73	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	18,969	30,493	21,192	52,719	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division309
Accumulation unit value:
Beginning of period	$10.49	$20.24	$21.84	$19.67	$19.09	$17.70	$14.22	N/A
End of period	$14.90	$10.49	$20.24	$21.84	$19.67	$19.09	$17.70	N/A
Accumulation units outstanding
at the end of period	-	-	8,870	9,909	10,405	5,953	6,369	N/A

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	$6.72	$10.49	$10.54	N/A	N/A	N/A	N/A	N/A
End of period	$8.10	$6.72	$10.49	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	948	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division307
Accumulation unit value:
Beginning of period	$9.57	$16.01	$14.93	$13.16	$12.35	$11.16	$8.80	N/A
End of period	$12.32	$9.57	$16.01	$14.93	$13.16	$12.35	$11.16	N/A
Accumulation units outstanding
at the end of period	-	-	130,743	184,257	210,611	293,194	23,221	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Conservative
Division688
Accumulation unit value:
Beginning of period	$9.84	$11.61	$11.12	$10.50	$10.31	$9.96	N/A	N/A
End of period	$10.97	$9.84	$11.61	$11.12	$10.50	$10.31	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	12,054	-	-	-	N/A	N/A

JNL/S&P Managed Growth
Division230
Accumulation unit value:
Beginning of period	$10.08	$15.88	$14.88	$13.27	$12.57	$11.49	$9.61	$9.75
End of period	$12.68	$10.08	$15.88	$14.88	$13.27	$12.57	$11.49	$9.61
Accumulation units outstanding
at the end of period	-	-	77,931	84,647	105,605	111,170	121,228	1,044

JNL/S&P Managed Moderate
Division1163
Accumulation unit value:
Beginning of period	$9.61	$12.42	$11.74	$11.33	N/A	N/A	N/A	N/A
End of period	$11.19	$9.61	$12.42	$11.74	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	3,655	1,189	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate
Growth Division299
Accumulation unit value:
Beginning of period	$10.74	$15.09	$14.14	$12.83	$12.27	$11.41	$9.73	N/A
End of period	$13.03	$10.74	$15.09	$14.14	$12.83	$12.27	$11.41	N/A
Accumulation units outstanding
at the end of period	-	-	67,665	62,240	56,016	53,988	49,996	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division309

Accumulation unit value:
Beginning of period	$21.04	$27.02	$25.60	$22.93	$22.17	$20.36	$17.05	N/A
End of period	$24.74	$21.04	$27.02	$25.60	$22.93	$22.17	$20.36	N/A
Accumulation units outstanding
at the end of period	-	-	10,186	12,899	11,692	10,089	10,602	N/A

JNL/Select Money Market
Division315
Accumulation unit value:
Beginning of period	$12.60	$12.55	$12.20	$11.88	$11.78	$11.90	$12.01	N/A
End of period	$12.39	$12.60	$12.55	$12.20	$11.88	$11.78	$11.90	N/A
Accumulation units outstanding
at the end of period	-	-	9,159	12,392	41,654	8,354	4,853	N/A

JNL/Select Value Division339

Accumulation unit value:
Beginning of period	$14.27	$21.80	$20.58	$17.33	$16.31	$14.47	$12.28	N/A
End of period	$17.38	$14.27	$21.80	$20.58	$17.33	$16.31	$14.47	N/A
Accumulation units outstanding
at the end of period	-	-	5,564	10,415	14,469	12,460	7,453	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established
Growth Division328
Accumulation unit value:
Beginning of period	$17.54	$31.24	$28.89	$25.87	$24.83	$23.00	$19.47	N/A
End of period	$24.72	$17.54	$31.24	$28.89	$25.87	$24.83	$23.00	N/A
Accumulation units outstanding
at the end of period	-	-	17,652	10,569	11,836	10,825	11,333	N/A

JNL/T.Rowe Price Mid-Cap
Growth Division334
Accumulation unit value:
Beginning of period	$25.42	$43.61	$37.88	$36.11	$32.22	$27.79	$22.35	N/A
End of period	$36.67	$25.42	$43.61	$37.88	$36.11	$32.22	$27.79	N/A
Accumulation units outstanding
at the end of period	-	-	31,871	8,324	6,562	5,536	6,035	N/A

JNL/T.Rowe Price Short-Term
Bond Division1097
Accumulation unit value:
Beginning of period	$9.69	$10.49	$10.19	$9.97	N/A	N/A	N/A	N/A
End of period	$10.24	$9.69	$10.49	$10.19	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	4,917	5,056	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value
Division256
Accumulation unit value:
Beginning of period	$9.24	$15.80	$15.95	$13.53	$12.98	$11.47	$8.97	N/A
End of period	$12.44	$9.24	$15.80	$15.95	$13.53	$12.98	$11.47	N/A
Accumulation units outstanding
at the end of period	-	-	22,743	23,896	22,204	18,187	25,104	N/A

Accumulation Unit Values
Contract with Endorsements - 1.895%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM International
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM Large Cap Growth
Division562
Accumulation unit value:
Beginning of period	$8.45	$13.81	$12.16	$11.49	$10.96	$10.53	N/A	N/A
End of period	$10.30	$8.45	$13.81	$12.16	$11.49	$10.96	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	12	N/A	N/A

JNL/AIM Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division562
Accumulation unit value:
Beginning of period	$8.65	$12.29	$11.61	$10.68	$9.91	$9.28	N/A	N/A
End of period	$10.40	$8.65	$12.29	$11.61	$10.68	$9.91	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	13	N/A	N/A

JNL/Capital Guardian
Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division562

Accumulation unit value:
Beginning of period	$10.87	$18.17	$18.41	$16.70	$16.49	$15.82	N/A	N/A
End of period	$14.27	$10.87	$18.17	$18.41	$16.70	$16.49	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	19	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division562
Accumulation unit value:
Beginning of period	$17.94	$19.28	$18.36	$17.88	$17.75	$16.86	N/A	N/A
End of period	$20.09	$17.94	$19.28	$18.36	$17.88	$17.75	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	22	N/A	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division562
Accumulation unit value:
Beginning of period	$16.37	$15.66	$15.00	$14.81	$14.80	$14.47	N/A	N/A
End of period	$16.66	$16.37	$15.66	$15.00	$14.81	$14.80	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	8	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity
Division562
Accumulation unit value:
Beginning of period	$11.62	$19.39	$20.30	$18.06	$16.80	$14.51	N/A	N/A
End of period	$15.92	$11.62	$19.39	$20.30	$18.06	$16.80	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	4	N/A	N/A

JNL/Lazard Small Cap
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1059

Accumulation unit value:
Beginning of period	$7.43	$11.69	$12.26	$11.75	N/A	N/A	N/A	N/A
End of period	$11.15	$7.43	$11.69	$12.26	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	2,777	2,616	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division521

Accumulation unit value:
Beginning of period	$11.83	$11.62	$11.13	$10.95	$10.95	$10.89	N/A	N/A
End of period	$12.27	$11.83	$11.62	$11.13	$10.95	$10.95	N/A	N/A
Accumulation units outstanding
at the end of period	-	4,097	4,101	4,106	4,110	4,115	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands
Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P
500 Stock Index Division521
Accumulation unit value:
Beginning of period	$5.90	$9.67	$9.49	$8.28	$8.10	$7.57	N/A	N/A
End of period	$5.49	$5.90	$9.67	$9.49	$8.28	$8.10	N/A	N/A
Accumulation units outstanding
at the end of period	-	2,315	2,317	2,319	2,321	2,324	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division521
Accumulation unit value:
Beginning of period	$11.14	$19.89	$18.36	$14.90	$13.40	$11.93	N/A	N/A
End of period	$14.13	$11.14	$19.89	$18.36	$14.90	$13.40	N/A	N/A
Accumulation units outstanding
at the end of period	-	740	741	742	743	744	N/A	N/A

JNL/MCM JNL 5 Division

Accumulation unit value:
Beginning of period	$7.74	$13.73	$14.31	N/A	N/A	N/A	N/A	N/A
End of period	$9.43	$7.74	$13.73	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	7,090	N/A	N/A	N/A	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap
Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 500 Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Select Small-Cap
Division1224
Accumulation unit value:
Beginning of period	$10.67	$18.13	$20.31	N/A	N/A	N/A	N/A	N/A
End of period	$10.98	$10.67	$18.13	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	1,703	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index
Division521
Accumulation unit value:
Beginning of period	$9.39	$14.71	$15.32	$13.29	$12.99	$11.52	N/A	N/A
End of period	$11.74	$9.39	$14.71	$15.32	$13.29	$12.99	N/A	N/A
Accumulation units outstanding
at the end of period	-	618	619	619	620	620	N/A	N/A

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return
Bond Division562
Accumulation unit value:
Beginning of period	$14.42	$14.64	$13.78	$13.57	$13.51	$13.14	N/A	N/A
End of period	$16.34	$14.42	$14.64	$13.78	$13.57	$13.51	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	30	N/A	N/A

JNL/PPM America Core
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High
Yield Bond Division674
Accumulation unit value:
Beginning of period	$9.01	$13.25	$13.66	$12.60	$12.64	$12.31	N/A	N/A
End of period	$12.93	$9.01	$13.25	$13.66	$12.60	$12.64	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	25	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Conservative
Division
Accumulation unit value:
Beginning of period	$9.80	$11.57	$11.26	N/A	N/A	N/A	N/A	N/A
End of period	$10.91	$9.80	$11.57	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	8,345	3,138	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth
Division480
Accumulation unit value:
Beginning of period	$9.98	$15.73	$14.75	$13.17	$12.49	$11.42	$11.28	N/A
End of period	$12.53	$9.98	$15.73	$14.75	$13.17	$12.49	$11.42	N/A
Accumulation units outstanding
at the end of period	-	6,576	17,113	17,442	22,206	19,170	10,312	N/A

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate
Growth Division519
Accumulation unit value:
Beginning of period	$10.63	$14.94	$14.01	$12.73	$12.19	$11.57	N/A	N/A
End of period	$12.87	$10.63	$14.94	$14.01	$12.73	$12.19	N/A	N/A
Accumulation units outstanding
at the end of period	-	649	5,253	5,471	653	8,921	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division562

Accumulation unit value:
Beginning of period	$20.82	$26.77	$25.38	$22.76	$21.99	$20.42	N/A	N/A
End of period	$24.46	$20.82	$26.77	$25.38	$22.76	$21.99	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	12	N/A	N/A

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division562

Accumulation unit value:
Beginning of period	$14.15	$21.64	$20.45	$17.23	$16.34	$14.75	N/A	N/A
End of period	$17.22	$14.15	$21.64	$20.45	$17.23	$16.34	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	6	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established
Growth Division562
Accumulation unit value:
Beginning of period	$17.35	$30.93	$28.63	$25.66	$24.61	$23.05	N/A	N/A
End of period	$24.42	$17.35	$30.93	$28.63	$25.66	$24.61	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	11	N/A	N/A

JNL/T.Rowe Price Mid-Cap
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Short-Term
Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value
Division562
Accumulation unit value:
Beginning of period	$9.18	$15.71	$15.88	$13.48	$12.93	$11.59	N/A	N/A
End of period	$12.34	$9.18	$15.71	$15.88	$13.48	$12.93	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	18	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 1.945%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM International
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM Large Cap Growth
Division517
Accumulation unit value:
Beginning of period	$8.51	$13.92	$12.27	$11.60	$11.03	$10.48	N/A	N/A
End of period	$10.38	$8.51	$13.92	$12.27	$11.60	$11.03	N/A	N/A
Accumulation units outstanding
at the end of period	-	416	466	561	837	901	N/A	N/A

JNL/AIM Small Cap Growth
Division572
Accumulation unit value:
Beginning of period	$9.04	$15.29	$14.00	$12.47	$11.72	$11.15	N/A	N/A
End of period	$11.95	$9.04	$15.29	$14.00	$12.47	$11.72	N/A	N/A
Accumulation units outstanding
at the end of period	-	346	387	466	1,493	1,660	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division633
Accumulation unit value:
Beginning of period	$8.68	$12.34	$11.66	$10.73	$9.94	$9.02	N/A	N/A
End of period	$10.43	$8.68	$12.34	$11.66	$10.73	$9.94	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	461	583	712	N/A	N/A

JNL/Capital Guardian
Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	$6.53	$7.24	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.60	$6.53	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	3,230	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	$6.20	$9.90	$10.20	N/A	N/A	N/A	N/A	N/A
End of period	$7.92	$6.20	$9.90	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	259	419	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division1085
Accumulation unit value:
Beginning of period	$7.46	$10.82	$10.84	$9.93	N/A	N/A	N/A	N/A
End of period	$9.72	$7.46	$10.82	$10.84	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	1,801	11,314	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division478
Accumulation unit value:
Beginning of period	$17.83	$19.17	$18.27	$17.79	$17.68	$16.86	$16.86	N/A
End of period	$19.96	$17.83	$19.17	$18.27	$17.79	$17.68	$16.86	N/A
Accumulation units outstanding
at the end of period	-	452	1,266	1,556	1,228	1,790	605	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division451
Accumulation unit value:
Beginning of period	$9.07	$16.67	$15.18	$11.73	$10.08	$8.39	$7.73	N/A
End of period	$11.58	$9.07	$16.67	$15.18	$11.73	$10.08	$8.39	N/A
Accumulation units outstanding
at the end of period	-	498	1,361	1,475	1,559	1,644	806	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division517
Accumulation unit value:
Beginning of period	$16.42	$15.71	$15.06	$14.87	$14.82	$14.69	N/A	N/A
End of period	$16.70	$16.42	$15.71	$15.06	$14.87	$14.82	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	574	906	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity
Division451
Accumulation unit value:
Beginning of period	$11.39	$19.02	$19.92	$17.73	$16.61	$13.58	$12.98	N/A
End of period	$15.60	$11.39	$19.02	$19.92	$17.73	$16.61	$13.58	N/A
Accumulation units outstanding
at the end of period	-	420	571	668	897	987	102	N/A

JNL/Lazard Small Cap
Equity Division533
Accumulation unit value:
Beginning of period	$9.13	$15.15	$16.58	$14.47	$14.10	$12.76	N/A	N/A
End of period	$8.60	$9.13	$15.15	$16.58	$14.47	$14.10	N/A	N/A
Accumulation units outstanding
at the end of period	-	2,318	2,338	2,399	2,256	2,314	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division1426
Accumulation unit value:
Beginning of period	$6.12	$9.79	$10.35	N/A	N/A	N/A	N/A	N/A
End of period	$7.48	$6.12	$9.79	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	259	420	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1059

Accumulation unit value:
Beginning of period	$7.39	$11.64	$12.21	$11.71	N/A	N/A	N/A	N/A
End of period	$11.09	$7.39	$11.64	$12.21	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	4,607	584	584	N/A	N/A	N/A	N/A
JNL/MCM Bond Index Division538

Accumulation unit value:
Beginning of period	$11.78	$11.59	$11.10	$10.92	$10.94	$11.03	N/A	N/A
End of period	$12.22	$11.78	$11.59	$11.10	$10.92	$10.94	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	161	203	1,497	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands
Sector Division536
Accumulation unit value:
Beginning of period	$6.87	$10.19	$11.28	$10.14	$10.60	$9.69	N/A	N/A
End of period	$8.97	$6.87	$10.19	$11.28	$10.14	$10.60	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	191	N/A	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P
500 Stock Index Division509
Accumulation unit value:
Beginning of period	$5.87	$9.62	$9.46	$8.25	$8.07	$7.48	N/A	N/A
End of period	$5.47	$5.87	$9.62	$9.46	$8.25	$8.07	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	142	772	1,347	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	$5.61	$10.62	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.52	$5.61	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	94	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector
Division502
Accumulation unit value:
Beginning of period	$9.17	$12.17	$11.54	$11.07	$10.49	$10.73	N/A	N/A
End of period	$10.88	$9.17	$12.17	$11.54	$11.07	$10.49	N/A	N/A
Accumulation units outstanding
at the end of period	-	462	462	462	841	422	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division538
Accumulation unit value:
Beginning of period	$11.10	$19.83	$18.31	$14.87	$13.38	$11.60	N/A	N/A
End of period	$14.07	$11.10	$19.83	$18.31	$14.87	$13.38	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	146	185	384	N/A	N/A

JNL/MCM JNL 5 Division722

Accumulation unit value:
Beginning of period	$7.72	$13.71	$13.78	$11.82	$10.90	$10.53	N/A	N/A
End of period	$9.40	$7.72	$13.71	$13.78	$11.82	$10.90	N/A	N/A
Accumulation units outstanding
at the end of period	-	2,398	2,398	-	1,499	2,564	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	$6.30	$11.91	$11.56	N/A	N/A	N/A	N/A	N/A
End of period	$8.51	$6.30	$11.91	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	2,415	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector
Division605
Accumulation unit value:
Beginning of period	$21.76	$35.70	$26.91	$22.72	$16.93	$14.89	N/A	N/A
End of period	$25.62	$21.76	$35.70	$26.91	$22.72	$16.93	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	1,160	-	-	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	$7.08	$9.63	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.25	$7.08	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	5,496	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap
Index Division478
Accumulation unit value:
Beginning of period	$9.65	$15.76	$14.96	$13.90	$12.66	$11.15	$11.00	N/A
End of period	$13.06	$9.65	$15.76	$14.96	$13.90	$12.66	$11.15	N/A
Accumulation units outstanding
at the end of period	-	1,637	463	681	1,034	3,206	463	N/A

JNL/MCM S&P 500 Index Division478

Accumulation unit value:
Beginning of period	$7.52	$12.29	$11.95	$10.59	$10.34	$9.58	$9.39	N/A
End of period	$9.29	$7.52	$12.29	$11.95	$10.59	$10.34	$9.58	N/A
Accumulation units outstanding
at the end of period	-	5,614	6,091	6,397	5,567	5,568	543	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Select Small-Cap
Division1224
Accumulation unit value:
Beginning of period	$10.62	$18.06	$20.24	N/A	N/A	N/A	N/A	N/A
End of period	$10.92	$10.62	$18.06	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	514	532	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index
Division478
Accumulation unit value:
Beginning of period	$9.36	$14.67	$15.28	$13.26	$12.97	$11.26	$11.06	N/A
End of period	$11.69	$9.36	$14.67	$15.28	$13.26	$12.97	$11.26	N/A
Accumulation units outstanding
at the end of period	-	417	928	1,023	1,304	1,398	461	N/A

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global
Growth Division502
Accumulation unit value:
Beginning of period	$8.60	$14.82	$14.22	$12.40	$11.11	$10.14	N/A	N/A
End of period	$11.76	$8.60	$14.82	$14.22	$12.40	$11.11	N/A	N/A
Accumulation units outstanding
at the end of period	-	164	70	50	31	196	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return
Bond Division508
Accumulation unit value:
Beginning of period	$14.32	$14.55	$13.70	$13.50	$13.46	$13.22	N/A	N/A
End of period	$16.22	$14.32	$14.55	$13.70	$13.50	$13.46	N/A	N/A
Accumulation units outstanding
at the end of period	-	4,229	4,288	4,762	10,198	11,901	N/A	N/A

JNL/PPM America Core
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High
Yield Bond Division674
Accumulation unit value:
Beginning of period	$8.97	$13.21	$13.63	$12.57	$12.61	$12.27	N/A	N/A
End of period	$12.88	$8.97	$13.21	$13.63	$12.57	$12.61	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	2,395	2,710	2,939	12,317	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division572
Accumulation unit value:
Beginning of period	$10.28	$19.86	$21.46	$19.36	$18.81	$17.62	N/A	N/A
End of period	$14.58	$10.28	$19.86	$21.46	$19.36	$18.81	N/A	N/A
Accumulation units outstanding
at the end of period	-	249	279	336	503	560	N/A	N/A

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive
Advantage Division1458
Accumulation unit value:
Beginning of period	$6.86	$9.91	$10.11	N/A	N/A	N/A	N/A	N/A
End of period	$9.71	$6.86	$9.91	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	299	484	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division451
Accumulation unit value:
Beginning of period	$9.42	$15.78	$14.74	$13.00	$12.22	$11.07	$10.51	N/A
End of period	$12.10	$9.42	$15.78	$14.74	$13.00	$12.22	$11.07	N/A
Accumulation units outstanding
at the end of period	-	201	325	326	347	348	126	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Conservative
Division687
Accumulation unit value:
Beginning of period	$9.77	$11.56	$11.09	$10.48	$10.30	$9.94	N/A	N/A
End of period	$10.88	$9.77	$11.56	$11.09	$10.48	$10.30	N/A	N/A
Accumulation units outstanding
at the end of period	-	152	246	-	-	-	N/A	N/A

JNL/S&P Managed Growth
Division439
Accumulation unit value:
Beginning of period	$9.92	$15.65	$14.68	$13.11	$12.45	$11.39	$10.74	N/A
End of period	$12.46	$9.92	$15.65	$14.68	$13.11	$12.45	$11.39	N/A
Accumulation units outstanding
at the end of period	-	213	162	206	570	826	2,372	N/A

JNL/S&P Managed Moderate
Division1089
Accumulation unit value:
Beginning of period	$9.54	$12.36	$11.70	$10.81	N/A	N/A	N/A	N/A
End of period	$11.10	$9.54	$12.36	$11.70	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate
Growth Division502
Accumulation unit value:
Beginning of period	$10.57	$14.87	$13.95	$12.68	$12.15	$11.57	N/A	N/A
End of period	$12.80	$10.57	$14.87	$13.95	$12.68	$12.15	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division572

Accumulation unit value:
Beginning of period	$20.62	$26.52	$25.15	$22.57	$21.85	$20.33	N/A	N/A
End of period	$24.20	$20.62	$26.52	$25.15	$22.57	$21.85	N/A	N/A
Accumulation units outstanding
at the end of period	-	50	178	425	507	593	N/A	N/A

JNL/Select Money Market
Division979
Accumulation unit value:
Beginning of period	$12.34	$12.31	$11.99	$11.69	$11.69	N/A	N/A	N/A
End of period	$12.12	$12.34	$12.31	$11.99	$11.69	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	12,833	N/A	N/A	N/A

JNL/Select Value Division575

Accumulation unit value:
Beginning of period	$14.13	$21.61	$20.44	$17.23	$16.24	$14.25	N/A	N/A
End of period	$17.18	$14.13	$21.61	$20.44	$17.23	$16.24	N/A	N/A
Accumulation units outstanding
at the end of period	-	117	131	157	221	246	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established
Growth Division451
Accumulation unit value:
Beginning of period	$17.18	$30.66	$28.39	$25.46	$24.47	$22.71	$21.28	N/A
End of period	$24.18	$17.18	$30.66	$28.39	$25.46	$24.47	$22.71	N/A
Accumulation units outstanding
at the end of period	-	443	698	762	922	1,063	292	N/A

JNL/T.Rowe Price Mid-Cap
Growth Division533
Accumulation unit value:
Beginning of period	$24.91	$42.80	$37.23	$35.54	$31.76	$27.72	N/A	N/A
End of period	$35.87	$24.91	$42.80	$37.23	$35.54	$31.76	N/A	N/A
Accumulation units outstanding
at the end of period	-	899	887	876	732	723	N/A	N/A

JNL/T.Rowe Price Short-Term
Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value
Division451
Accumulation unit value:
Beginning of period	$9.12	$15.62	$15.79	$13.42	$12.89	$11.40	$10.64	N/A
End of period	$12.26	$9.12	$15.62	$15.79	$13.42	$12.89	$11.40	N/A
Accumulation units outstanding
at the end of period	-	291	374	495	966	1,251	124	N/A

Accumulation Unit Values
Contract with Endorsements - 1.995%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real
Estate Division890
Accumulation unit value:
Beginning of period	$8.10	$12.86	$15.44	$11.55	$10.95	N/A	N/A	N/A
End of period	$10.53	$8.10	$12.86	$15.44	$11.55	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,052	3,547	2,744	2,491	1,750	N/A	N/A	N/A

JNL/AIM International
Growth Division890
Accumulation unit value:
Beginning of period	$10.34	$17.86	$16.60	$13.81	$13.13	N/A	N/A	N/A
End of period	$13.89	$10.34	$17.86	$16.60	$13.81	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,821	4,709	5,558	5,074	1,698	N/A	N/A	N/A

JNL/AIM Large Cap Growth
Division653
Accumulation unit value:
Beginning of period	$8.46	$13.84	$12.20	$11.54	$10.98	$9.95	N/A	N/A
End of period	$10.30	$8.46	$13.84	$12.20	$11.54	$10.98	N/A	N/A
Accumulation units outstanding
at the end of period	7,055	10,465	11,413	10,455	9,129	3,565	N/A	N/A

JNL/AIM Small Cap Growth
Division620
Accumulation unit value:
Beginning of period	$9.01	$15.24	$13.96	$12.44	$11.71	$10.53	N/A	N/A
End of period	$11.90	$9.01	$15.24	$13.96	$12.44	$11.71	N/A	N/A
Accumulation units outstanding
at the end of period	1,316	1,445	1,199	566	-	1,454	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division
Accumulation unit value:
Beginning of period	$8.64	$12.30	$12.78	N/A	N/A	N/A	N/A	N/A
End of period	$10.38	$8.64	$12.30	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,633	4,466	850	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
Global Diversified Research Division
Accumulation unit value:
Beginning of period	$16.21	$28.76	$25.34	N/A	N/A	N/A	N/A	N/A
End of period	$21.97	$16.21	$28.76	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	529	192	187	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division
Accumulation unit value:
Beginning of period	$16.17	$25.24	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$21.37	$16.17	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,567	1,582	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	$6.52	$13.64	$11.35	N/A	N/A	N/A	N/A	N/A
End of period	$9.58	$6.52	$13.64	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,235	7,626	1,704	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity
Division1090
Accumulation unit value:
Beginning of period	$10.76	$18.00	$18.26	$16.05	N/A	N/A	N/A	N/A
End of period	$14.11	$10.76	$18.00	$18.26	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	440	540	406	420	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	$14.65	$24.21	$22.30	N/A	N/A	N/A	N/A	N/A
End of period	$19.46	$14.65	$24.21	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	669	374	476	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	$6.20	$9.90	$10.57	N/A	N/A	N/A	N/A	N/A
End of period	$7.91	$6.20	$9.90	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	11,545	8,965	15,411	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	$5.75	$9.87	$9.91	N/A	N/A	N/A	N/A	N/A
End of period	$7.37	$5.75	$9.87	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,022	6,141	3,153	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division1090
Accumulation unit value:
Beginning of period	$7.45	$10.81	$10.83	$9.88	N/A	N/A	N/A	N/A
End of period	$9.71	$7.45	$10.81	$10.83	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	14,622	15,276	9,171	695	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	$5.98	$8.76	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.43	$5.98	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,213	4,197	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division1105
Accumulation unit value:
Beginning of period	$7.57	$11.56	$12.56	$11.69	N/A	N/A	N/A	N/A
End of period	$9.92	$7.57	$11.56	$12.56	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,509	6,032	5,469	1,049	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division1080
Accumulation unit value:
Beginning of period	$17.70	$19.05	$18.16	$17.44	N/A	N/A	N/A	N/A
End of period	$19.81	$17.70	$19.05	$18.16	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	14,229	14,019	15,976	6,218	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division845
Accumulation unit value:
Beginning of period	$8.05	$12.85	$12.75	$11.24	$10.48	N/A	N/A	N/A
End of period	$10.46	$8.05	$12.85	$12.75	$11.24	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,879	3,733	2,790	1,635	791	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division512
Accumulation unit value:
Beginning of period	$9.02	$16.58	$15.11	$11.68	$10.05	$8.72	N/A	N/A
End of period	$11.51	$9.02	$16.58	$15.11	$11.68	$10.05	N/A	N/A
Accumulation units outstanding
at the end of period	6,477	8,933	9,305	4,473	503	503	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	$10.98	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.31	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	419	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division897
Accumulation unit value:
Beginning of period	$16.27	$15.58	$14.94	$14.76	$14.85	N/A	N/A	N/A
End of period	$16.54	$16.27	$15.58	$14.94	$14.76	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	9,095	5,551	7,113	4,457	2,667	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division1105
Accumulation unit value:
Beginning of period	$6.86	$14.01	$10.85	$8.72	N/A	N/A	N/A	N/A
End of period	$11.55	$6.86	$14.01	$10.85	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,317	3,839	2,412	704	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity
Division512
Accumulation unit value:
Beginning of period	$11.33	$18.93	$19.83	$17.66	$16.56	$14.15	N/A	N/A
End of period	$15.51	$11.33	$18.93	$19.83	$17.66	$16.56	N/A	N/A
Accumulation units outstanding
at the end of period	566	857	829	310	310	310	N/A	N/A

JNL/Lazard Small Cap
Equity Division512
Accumulation unit value:
Beginning of period	$9.08	$15.08	$16.50	$14.41	$14.05	$12.99	N/A	N/A
End of period	$8.55	$9.08	$15.08	$16.50	$14.41	$14.05	N/A	N/A
Accumulation units outstanding
at the end of period	-	5,118	4,126	2,670	1,889	337	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1059

Accumulation unit value:
Beginning of period	$7.36	$11.59	$12.17	$11.67	N/A	N/A	N/A	N/A
End of period	$11.03	$7.36	$11.59	$12.17	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	6,030	5,478	5,050	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division1015

Accumulation unit value:
Beginning of period	$11.75	$11.55	$11.08	$10.87	N/A	N/A	N/A	N/A
End of period	$12.17	$11.75	$11.55	$11.08	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,212	6,579	8,682	4,552	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division
Accumulation unit value:
Beginning of period	$3.53	$5.96	$6.21	N/A	N/A	N/A	N/A	N/A
End of period	$4.34	$3.53	$5.96	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,015	914	2,338	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands
Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division1450

Accumulation unit value:
Beginning of period	$5.15	$10.38	$11.01	N/A	N/A	N/A	N/A	N/A
End of period	$6.07	$5.15	$10.38	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	14,972	17,483	12,618	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P
500 Stock Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	$5.58	$11.53	$13.83	N/A	N/A	N/A	N/A	N/A
End of period	$6.49	$5.58	$11.53	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,965	1,361	358	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector
Division653
Accumulation unit value:
Beginning of period	$9.12	$12.12	$11.49	$11.03	$10.46	$10.11	N/A	N/A
End of period	$10.82	$9.12	$12.12	$11.49	$11.03	$10.46	N/A	N/A
Accumulation units outstanding
at the end of period	1,406	4,742	1,766	2,340	2,341	1,206	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Index 5 Division1318

Accumulation unit value:
Beginning of period	$6.78	$9.87	$10.15	N/A	N/A	N/A	N/A	N/A
End of period	$8.32	$6.78	$9.87	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,530	1,551	1,374	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division776
Accumulation unit value:
Beginning of period	$11.06	$19.77	$18.27	$14.84	$13.62	N/A	N/A	N/A
End of period	$14.02	$11.06	$19.77	$18.27	$14.84	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,035	1,948	574	394	110	N/A	N/A	N/A

JNL/MCM JNL 5 Division812

Accumulation unit value:
Beginning of period	$7.71	$13.68	$13.76	$11.82	$10.42	N/A	N/A	N/A
End of period	$9.38	$7.71	$13.68	$13.76	$11.82	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	52,512	78,943	92,368	39,426	32,016	N/A	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	$6.29	$11.90	$11.10	N/A	N/A	N/A	N/A	N/A
End of period	$8.49	$6.29	$11.90	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,603	3,339	3,173	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Nasdaq 25 Division1450

Accumulation unit value:
Beginning of period	$7.21	$12.58	$12.20	N/A	N/A	N/A	N/A	N/A
End of period	$9.48	$7.21	$12.58	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	768	1,936	1,241	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector
Division729
Accumulation unit value:
Beginning of period	$21.65	$35.54	$26.80	$22.64	$16.88	$16.94	N/A	N/A
End of period	$25.48	$21.65	$35.54	$26.80	$22.64	$16.88	N/A	N/A
Accumulation units outstanding
at the end of period	576	2,600	1,900	2,178	1,107	410	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002
JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	$7.07	$9.62	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.23	$7.07	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	5,181	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap
Index Division1015
Accumulation unit value:
Beginning of period	$9.61	$15.71	$14.92	$14.54	N/A	N/A	N/A	N/A
End of period	$13.01	$9.61	$15.71	$14.92	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	643	2,192	656	311	N/A	N/A	N/A	N/A

JNL/MCM S&P 500 Index Division776

Accumulation unit value:
Beginning of period	$7.49	$12.26	$11.92	$10.57	$10.25	N/A	N/A	N/A
End of period	$9.25	$7.49	$12.26	$11.92	$10.57	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,900	1,701	1,672	452	590	N/A	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Select Small-Cap
Division1224
Accumulation unit value:
Beginning of period	$10.56	$17.98	$20.16	N/A	N/A	N/A	N/A	N/A
End of period	$10.86	$10.56	$17.98	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,124	4,572	4,843	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index
Division1015
Accumulation unit value:
Beginning of period	$9.33	$14.62	$15.24	$14.33	N/A	N/A	N/A	N/A
End of period	$11.65	$9.33	$14.62	$15.24	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,806	210	210	211	N/A	N/A	N/A	N/A

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	$3.72	$6.71	$6.29	N/A	N/A	N/A	N/A	N/A
End of period	$5.98	$3.72	$6.71	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,084	1,498	2,825	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30
Division1450
Accumulation unit value:
Beginning of period	$9.06	$17.59	$17.68	N/A	N/A	N/A	N/A	N/A
End of period	$10.18	$9.06	$17.59	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	617	5,312	3,715	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM VIP Division776

Accumulation unit value:
Beginning of period	$7.95	$14.21	$13.09	$11.91	$11.19	N/A	N/A	N/A
End of period	$9.60	$7.95	$14.21	$13.09	$11.91	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	13	13	9,668	9,723	30,004	N/A	N/A	N/A

JNL/Oppenheimer Global
Growth Division845
Accumulation unit value:
Beginning of period	$8.57	$14.78	$14.18	$12.37	$10.91	N/A	N/A	N/A
End of period	$11.71	$8.57	$14.78	$14.18	$12.37	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,069	5,120	4,559	3,640	3,913	N/A	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.27	$10.88	$10.18	N/A	N/A	N/A	N/A	N/A
End of period	$11.80	$10.27	$10.88	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	10,439	10,351	9,250	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return
Bond Division512
Accumulation unit value:
Beginning of period	$14.25	$14.48	$13.64	$13.45	$13.41	$13.21	N/A	N/A
End of period	$16.12	$14.25	$14.48	$13.64	$13.45	$13.41	N/A	N/A
Accumulation units outstanding
at the end of period	28,740	18,302	18,845	7,359	2,612	1,440	N/A	N/A

JNL/PPM America Core
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High
Yield Bond Division674
Accumulation unit value:
Beginning of period	$8.93	$13.15	$13.57	$12.52	$12.56	$12.23	N/A	N/A
End of period	$12.80	$8.93	$13.15	$13.57	$12.52	$12.56	N/A	N/A
Accumulation units outstanding
at the end of period	20,307	13,176	8,447	600	621	368	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$6.65	$9.02	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.24	$6.65	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,096	1,106	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	$7.09	$9.36	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.58	$7.09	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,347	1,129	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division674
Accumulation unit value:
Beginning of period	$9.36	$15.70	$14.67	$12.95	$12.18	$11.21	N/A	N/A
End of period	$12.03	$9.36	$15.70	$14.67	$12.95	$12.18	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,043	1,044	1,044	1,045	1,046	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Conservative
Division
Accumulation unit value:
Beginning of period	$9.75	$11.54	$11.50	N/A	N/A	N/A	N/A	N/A
End of period	$10.85	$9.75	$11.54	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	28,517	27,398	23,078	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth
Division493
Accumulation unit value:
Beginning of period	$9.87	$15.57	$14.62	$13.06	$12.40	$11.53	N/A	N/A
End of period	$12.39	$9.87	$15.57	$14.62	$13.06	$12.40	N/A	N/A
Accumulation units outstanding
at the end of period	12,938	26,790	33,532	34,507	44,020	56,762	N/A	N/A

JNL/S&P Managed Moderate
Division827
Accumulation unit value:
Beginning of period	$9.52	$12.34	$11.68	$10.80	$10.25	N/A	N/A	N/A
End of period	$11.08	$9.52	$12.34	$11.68	$10.80	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	93,833	72,626	80,540	50,581	9,806	N/A	N/A	N/A

JNL/S&P Managed Moderate
Growth Division492
Accumulation unit value:
Beginning of period	$10.51	$14.79	$13.89	$12.63	$12.11	$11.39	N/A	N/A
End of period	$12.72	$10.51	$14.79	$13.89	$12.63	$12.11	N/A	N/A
Accumulation units outstanding
at the end of period	31,608	45,969	60,381	56,012	47,421	35,791	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	$7.66	$7.10	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.10	$7.66	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,408	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division512

Accumulation unit value:
Beginning of period	$20.48	$26.35	$25.01	$22.45	$21.74	$20.36	N/A	N/A
End of period	$24.02	$20.48	$26.35	$25.01	$22.45	$21.74	N/A	N/A
Accumulation units outstanding
at the end of period	5,738	6,030	5,331	1,097	1,154	492	N/A	N/A

JNL/Select Money Market
Division1056
Accumulation unit value:
Beginning of period	$12.26	$12.23	$11.92	$11.70	N/A	N/A	N/A	N/A
End of period	$12.03	$12.26	$12.23	$11.92	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,193	495	-	-	N/A	N/A	N/A	N/A

JNL/Select Value Division1184

Accumulation unit value:
Beginning of period	$14.08	$21.56	$20.39	$19.85	N/A	N/A	N/A	N/A
End of period	$17.12	$14.08	$21.56	$20.39	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,684	955	3,433	2,095	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established
Growth Division1105
Accumulation unit value:
Beginning of period	$17.07	$30.46	$28.23	$25.14	N/A	N/A	N/A	N/A
End of period	$24.01	$17.07	$30.46	$28.23	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,543	4,134	4,744	488	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Mid-Cap
Growth Division653
Accumulation unit value:
Beginning of period	$24.74	$42.52	$37.01	$35.35	$31.61	$27.33	N/A	N/A
End of period	$35.61	$24.74	$42.52	$37.01	$35.35	$31.61	N/A	N/A
Accumulation units outstanding
at the end of period	1,014	2,046	1,719	1,409	1,086	244	N/A	N/A

JNL/T.Rowe Price Short-Term
Bond Division1105
Accumulation unit value:
Beginning of period	$9.63	$10.45	$10.17	$9.97	N/A	N/A	N/A	N/A
End of period	$10.17	$9.63	$10.45	$10.17	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,316	2,763	1,230	1,230	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value
Division701
Accumulation unit value:
Beginning of period	$9.08	$15.56	$15.74	$13.38	$12.86	$12.16	N/A	N/A
End of period	$12.20	$9.08	$15.56	$15.74	$13.38	$12.86	N/A	N/A
Accumulation units outstanding
at the end of period	1,756	967	2,345	1,702	1,702	1,703	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.00%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt
50 Division2075
Accumulation unit value:
Beginning of period	$11.16	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.37	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	666	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt
65 Division2087
Accumulation unit value:
Beginning of period	$12.19	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.77	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,986	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real
Estate Division836
Accumulation unit value:
Beginning of period	$8.10	$12.86	$15.44	$11.55	$10.39	N/A	N/A	N/A
End of period	$10.53	$8.10	$12.86	$15.44	$11.55	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,106	968	13,728	15,227	10,893	N/A	N/A	N/A

JNL/AIM International
Growth Division348
Accumulation unit value:
Beginning of period	$10.33	$17.85	$16.59	$13.81	$12.72	$11.16	$9.62	N/A
End of period	$13.88	$10.33	$17.85	$16.59	$13.81	$12.72	$11.16	N/A
Accumulation units outstanding
at the end of period	5,668	6,445	7,153	5,132	3,120	1,943	278	N/A

JNL/AIM Large Cap Growth
Division569
Accumulation unit value:
Beginning of period	$8.45	$13.84	$12.20	$11.54	$10.97	$10.97	N/A	N/A
End of period	$10.30	$8.45	$13.84	$12.20	$11.54	$10.97	N/A	N/A
Accumulation units outstanding
at the end of period	8,247	7,709	8,024	8,046	7,891	-	N/A	N/A

JNL/AIM Small Cap Growth
Division395
Accumulation unit value:
Beginning of period	$9.00	$15.24	$13.96	$12.44	$11.70	$11.17	$10.37	N/A
End of period	$11.90	$9.00	$15.24	$13.96	$12.44	$11.70	$11.17	N/A
Accumulation units outstanding
at the end of period	5,528	5,831	5,877	6,605	7,776	1,277	260	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division729
Accumulation unit value:
Beginning of period	$8.64	$12.29	$11.62	$10.70	$9.91	$9.79	N/A	N/A
End of period	$10.37	$8.64	$12.29	$11.62	$10.70	$9.91	N/A	N/A
Accumulation units outstanding
at the end of period	7,243	6,629	9,176	10,838	11,002	511	N/A	N/A

JNL/Capital Guardian
Global Diversified Research Division766
Accumulation unit value:
Beginning of period	$16.20	$28.74	$24.31	$21.88	$20.93	N/A	N/A	N/A
End of period	$21.95	$16.20	$28.74	$24.31	$21.88	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,683	1,184	1,279	1,339	1,404	N/A	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	$4.45	$8.39	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.66	$4.45	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,929	433	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division709
Accumulation unit value:
Beginning of period	$16.16	$27.89	$25.93	$25.29	$24.65	$23.44	N/A	N/A
End of period	$21.36	$16.16	$27.89	$25.93	$25.29	$24.65	N/A	N/A
Accumulation units outstanding
at the end of period	2,526	3,642	3,274	3,680	3,467	531	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	$6.52	$13.64	$12.27	N/A	N/A	N/A	N/A	N/A
End of period	$9.58	$6.52	$13.64	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	8,726	2,629	2,756	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	$6.49	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.96	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	924	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division866

Accumulation unit value:
Beginning of period	$10.75	$17.99	$18.25	$16.57	$16.03	N/A	N/A	N/A
End of period	$14.10	$10.75	$17.99	$18.25	$16.57	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,861	1,524	1,227	1,332	1,401	N/A	N/A	N/A

JNL/Eagle SmallCap Equity
Division758
Accumulation unit value:
Beginning of period	$14.64	$24.20	$22.03	$18.71	$17.96	N/A	N/A	N/A
End of period	$19.44	$14.64	$24.20	$22.03	$18.71	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,354	2,880	3,319	3,859	3,621	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	$6.20	$9.90	$10.40	N/A	N/A	N/A	N/A	N/A
End of period	$7.90	$6.20	$9.90	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,888	5,302	6,107	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division1123
Accumulation unit value:
Beginning of period	$7.45	$10.81	$10.83	$10.16	N/A	N/A	N/A	N/A
End of period	$9.70	$7.45	$10.81	$10.83	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	12,998	6,077	8,160	6,951	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	$5.98	$8.91	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.43	$5.98	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,085	3,271	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division864
Accumulation unit value:
Beginning of period	$7.57	$11.55	$12.56	$10.88	$10.57	N/A	N/A	N/A
End of period	$9.92	$7.57	$11.55	$12.56	$10.88	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,576	2,532	10,252	10,049	9,535	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division382
Accumulation unit value:
Beginning of period	$17.69	$19.03	$18.15	$17.69	$17.58	$16.78	$15.87	N/A
End of period	$19.80	$17.69	$19.03	$18.15	$17.69	$17.58	$16.78	N/A
Accumulation units outstanding
at the end of period	8,788	8,635	16,552	17,349	18,940	3,782	-	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division913
Accumulation unit value:
Beginning of period	$8.05	$12.85	$12.75	$11.24	$11.13	N/A	N/A	N/A
End of period	$10.46	$8.05	$12.85	$12.75	$11.24	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,728	1,994	3,847	3,704	2,488	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division338
Accumulation unit value:
Beginning of period	$9.02	$16.58	$15.10	$11.67	$10.05	$8.36	$6.40	N/A
End of period	$11.51	$9.02	$16.58	$15.10	$11.67	$10.05	$8.36	N/A
Accumulation units outstanding
at the end of period	7,335	8,453	14,609	16,400	12,408	741	-	N/A

JNL/JPMorgan MidCap
Growth Division348
Accumulation unit value:
Beginning of period	$13.06	$23.98	$22.67	$20.63	$19.83	$17.14	$15.01	N/A
End of period	$18.30	$13.06	$23.98	$22.67	$20.63	$19.83	$17.14	N/A
Accumulation units outstanding
at the end of period	689	775	1,227	182	718	277	-	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division382
Accumulation unit value:
Beginning of period	$16.26	$15.57	$14.94	$14.76	$14.71	$14.45	$14.13	N/A
End of period	$16.53	$16.26	$15.57	$14.94	$14.76	$14.71	$14.45	N/A
Accumulation units outstanding
at the end of period	2,391	2,432	2,248	2,401	2,666	2,857	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division1065
Accumulation unit value:
Beginning of period	$6.86	$14.01	$10.85	$10.13	N/A	N/A	N/A	N/A
End of period	$11.55	$6.86	$14.01	$10.85	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,156	1,318	1,168	1,728	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity
Division363
Accumulation unit value:
Beginning of period	$11.32	$18.92	$19.82	$17.65	$16.55	$13.54	$11.93	N/A
End of period	$15.50	$11.32	$18.92	$19.82	$17.65	$16.55	$13.54	N/A
Accumulation units outstanding
at the end of period	11,841	11,807	12,276	13,537	13,409	863	-	N/A

JNL/Lazard Small Cap
Equity Division338
Accumulation unit value:
Beginning of period	$9.07	$15.07	$16.50	$14.41	$14.05	$12.42	$10.08	N/A
End of period	$8.55	$9.07	$15.07	$16.50	$14.41	$14.05	$12.42	N/A
Accumulation units outstanding
at the end of period	-	9,254	8,914	8,863	8,656	837	-	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	$6.12	$8.95	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.47	$6.12	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	10,303	10,313	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1059

Accumulation unit value:
Beginning of period	$7.35	$11.58	$12.16	$11.66	N/A	N/A	N/A	N/A
End of period	$11.02	$7.35	$11.58	$12.16	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	42,996	41,448	50,646	73,109	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division602

Accumulation unit value:
Beginning of period	$11.74	$11.55	$11.07	$10.90	$10.92	$10.57	N/A	N/A
End of period	$12.17	$11.74	$11.55	$11.07	$10.90	$10.92	N/A	N/A
Accumulation units outstanding
at the end of period	8,721	21,265	34,142	29,105	26,159	12,836	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division734
Accumulation unit value:
Beginning of period	$3.53	$5.96	$5.83	$4.37	$4.42	$4.44	N/A	N/A
End of period	$4.34	$3.53	$5.96	$5.83	$4.37	$4.42	N/A	N/A
Accumulation units outstanding
at the end of period	1,254	1,220	2,102	2,103	1,763	14	N/A	N/A

JNL/MCM Consumer Brands
Sector Division743
Accumulation unit value:
Beginning of period	$6.83	$10.15	$11.23	$10.10	$10.34	N/A	N/A	N/A
End of period	$8.92	$6.83	$10.15	$11.23	$10.10	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	329	396	413	365	10,659	N/A	N/A	N/A

JNL/MCM Dow Dividend Division1450

Accumulation unit value:
Beginning of period	$5.15	$10.38	$11.01	N/A	N/A	N/A	N/A	N/A
End of period	$6.07	$5.15	$10.38	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	11,349	7,434	6,274	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P
500 Stock Index Division766
Accumulation unit value:
Beginning of period	$5.84	$9.58	$9.42	$8.22	$8.06	N/A	N/A	N/A
End of period	$5.44	$5.84	$9.58	$9.42	$8.22	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	8,930	10,252	10,349	10,055	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	$12.18	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.87	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	365	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector
Division734
Accumulation unit value:
Beginning of period	$5.58	$11.53	$14.23	$12.23	$11.76	$11.75	N/A	N/A
End of period	$6.48	$5.58	$11.53	$14.23	$12.23	$11.76	N/A	N/A
Accumulation units outstanding
at the end of period	6,772	10,519	10,267	5,428	6,419	26	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector
Division606
Accumulation unit value:
Beginning of period	$9.12	$12.11	$11.49	$11.03	$10.46	$10.50	N/A	N/A
End of period	$10.81	$9.12	$12.11	$11.49	$11.03	$10.46	N/A	N/A
Accumulation units outstanding
at the end of period	11,898	14,842	19,035	31,236	73,991	6,406	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division628
Accumulation unit value:
Beginning of period	$11.06	$19.76	$18.27	$14.84	$13.36	$11.23	N/A	N/A
End of period	$14.01	$11.06	$19.76	$18.27	$14.84	$13.36	N/A	N/A
Accumulation units outstanding
at the end of period	13,637	13,167	19,400	17,600	22,668	3,786	N/A	N/A

JNL/MCM JNL 5 Division687

Accumulation unit value:
Beginning of period	$7.71	$13.68	$13.76	$11.82	$10.89	$9.68	N/A	N/A
End of period	$9.38	$7.71	$13.68	$13.76	$11.82	$10.89	N/A	N/A
Accumulation units outstanding
at the end of period	351,855	495,129	555,827	391,979	322,064	55,430	N/A	N/A

JNL/MCM JNL Optimized
5 Division1209
Accumulation unit value:
Beginning of period	$6.29	$11.90	$10.69	$10.85	N/A	N/A	N/A	N/A
End of period	$8.49	$6.29	$11.90	$10.69	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	616	1,905	11,228	10,716	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Nasdaq 25 Division1450

Accumulation unit value:
Beginning of period	$7.21	$12.58	$12.20	N/A	N/A	N/A	N/A	N/A
End of period	$9.48	$7.21	$12.58	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	13,606	16,671	26,307	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division1430
Accumulation unit value:
Beginning of period	$6.11	$11.52	$11.92	N/A	N/A	N/A	N/A	N/A
End of period	$8.14	$6.11	$11.52	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	5,095	5,117	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector
Division590
Accumulation unit value:
Beginning of period	$21.64	$35.53	$26.80	$22.63	$16.88	$13.98	N/A	N/A
End of period	$25.48	$21.64	$35.53	$26.80	$22.63	$16.88	N/A	N/A
Accumulation units outstanding
at the end of period	16,511	18,263	24,835	27,026	25,319	1,916	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap
Index Division387
Accumulation unit value:
Beginning of period	$9.61	$15.71	$14.92	$13.87	$12.64	$11.13	$9.47	N/A
End of period	$13.00	$9.61	$15.71	$14.92	$13.87	$12.64	$11.13	N/A
Accumulation units outstanding
at the end of period	4,337	5,965	9,707	10,959	21,760	17,656	-	N/A

JNL/MCM S&P 500 Index Division375

Accumulation unit value:
Beginning of period	$7.49	$12.25	$11.92	$10.57	$10.33	$9.57	$8.48	N/A
End of period	$9.25	$7.49	$12.25	$11.92	$10.57	$10.33	$9.57	N/A
Accumulation units outstanding
at the end of period	48,512	49,468	51,778	55,482	83,800	29,595	278	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	$7.12	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.54	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,177	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Select Small-Cap
Division1224
Accumulation unit value:
Beginning of period	$10.56	$17.97	$20.15	N/A	N/A	N/A	N/A	N/A
End of period	$10.86	$10.56	$17.97	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,929	4,074	8,808	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index
Division387
Accumulation unit value:
Beginning of period	$9.33	$14.62	$15.24	$13.23	$12.95	$11.25	$9.34	N/A
End of period	$11.64	$9.33	$14.62	$15.24	$13.23	$12.95	$11.25	N/A
Accumulation units outstanding
at the end of period	15,399	7,986	8,901	7,896	9,574	5,231	-	N/A

JNL/MCM Technology Sector
Division709
Accumulation unit value:
Beginning of period	$3.72	$6.71	$5.98	$5.58	$5.55	$5.40	N/A	N/A
End of period	$5.98	$3.72	$6.71	$5.98	$5.58	$5.55	N/A	N/A
Accumulation units outstanding
at the end of period	26,163	17,402	18,433	19,639	21,101	1,436	N/A	N/A

JNL/MCM Value Line 30
Division1450
Accumulation unit value:
Beginning of period	$9.06	$17.58	$17.68	N/A	N/A	N/A	N/A	N/A
End of period	$10.18	$9.06	$17.58	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	56,029	65,933	101,853	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM VIP Division728

Accumulation unit value:
Beginning of period	$7.97	$14.21	$13.09	$11.91	$11.06	$10.85	N/A	N/A
End of period	$9.68	$7.97	$14.21	$13.09	$11.91	$11.06	N/A	N/A
Accumulation units outstanding
at the end of period	7,064	25,643	32,396	33,972	40,184	231	N/A	N/A

JNL/Oppenheimer Global
Growth Division562
Accumulation unit value:
Beginning of period	$8.56	$14.77	$14.18	$12.37	$11.09	$9.92	N/A	N/A
End of period	$11.70	$8.56	$14.77	$14.18	$12.37	$11.09	N/A	N/A
Accumulation units outstanding
at the end of period	22,884	22,641	26,842	27,401	22,598	2,137	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	$6.47	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.96	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,198	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	$5.89	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.40	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,055	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.27	$11.36	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.80	$10.27	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,406	1,996	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return
Bond Division319
Accumulation unit value:
Beginning of period	$14.24	$14.47	$13.64	$13.45	$13.41	$13.09	$13.07	N/A
End of period	$16.11	$14.24	$14.47	$13.64	$13.45	$13.41	$13.09	N/A
Accumulation units outstanding
at the end of period	23,304	15,427	27,995	26,338	26,257	4,663	2,058	N/A

JNL/PPM America Core
Equity Division729
Accumulation unit value:
Beginning of period	$12.01	$20.59	$22.65	$20.32	$19.06	$18.71	N/A	N/A
End of period	$14.90	$12.01	$20.59	$22.65	$20.32	$19.06	N/A	N/A
Accumulation units outstanding
at the end of period	-	634	735	744	536	374	N/A	N/A

JNL/PPM America High
Yield Bond Division674
Accumulation unit value:
Beginning of period	$8.92	$13.14	$13.56	$12.52	$12.56	$12.22	N/A	N/A
End of period	$12.79	$8.92	$13.14	$13.56	$12.52	$12.56	N/A	N/A
Accumulation units outstanding
at the end of period	7,377	6,544	8,796	12,623	13,127	6,044	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Mid
Cap Value Division1811
Accumulation unit value:
Beginning of period	$5.62	$10.57	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.11	$5.62	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	203	147	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small
Cap Value Division1809
Accumulation unit value:
Beginning of period	$6.22	$10.27	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.17	$6.22	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	324	238	N/A	N/A	N/A	N/A	N/A	N/A
JNL/PPM America Value
Equity Division338
Accumulation unit value:
Beginning of period	$10.20	$19.72	$21.32	$19.24	$18.71	$17.39	$15.33	N/A
End of period	$14.46	$10.20	$19.72	$21.32	$19.24	$18.71	$17.39	N/A
Accumulation units outstanding
at the end of period	3,813	3,916	5,216	5,194	4,640	1,790	1,321	N/A

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$6.65	$9.53	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.24	$6.65	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	615	616	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	$8.02	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.69	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	274	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	$8.79	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.59	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	284	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division461
Accumulation unit value:
Beginning of period	$9.36	$15.69	$14.67	$12.95	$12.18	$11.03	$10.52	N/A
End of period	$12.02	$9.36	$15.69	$14.67	$12.95	$12.18	$11.03	N/A
Accumulation units outstanding
at the end of period	7,348	4,083	4,063	4,344	4,389	2,120	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Conservative
Division688
Accumulation unit value:
Beginning of period	$9.75	$11.53	$11.07	$10.47	$10.30	$9.96	N/A	N/A
End of period	$10.85	$9.75	$11.53	$11.07	$10.47	$10.30	N/A	N/A
Accumulation units outstanding
at the end of period	38,183	39,131	26,091	15,070	14,901	9,715	N/A	N/A

JNL/S&P Managed Growth
Division379
Accumulation unit value:
Beginning of period	$9.86	$15.57	$14.61	$13.06	$12.40	$11.35	$10.34	N/A
End of period	$12.38	$9.86	$15.57	$14.61	$13.06	$12.40	$11.35	N/A
Accumulation units outstanding
at the end of period	92,481	81,107	85,455	97,185	99,041	21,249	-	N/A

JNL/S&P Managed Moderate
Division721
Accumulation unit value:
Beginning of period	$9.52	$12.33	$11.68	$10.80	$10.49	$10.32	N/A	N/A
End of period	$11.07	$9.52	$12.33	$11.68	$10.80	$10.49	N/A	N/A
Accumulation units outstanding
at the end of period	31,689	28,103	28,696	32,703	32,916	2,403	N/A	N/A

JNL/S&P Managed Moderate
Growth Division332
Accumulation unit value:
Beginning of period	$10.51	$14.79	$13.89	$12.63	$12.11	$11.27	$10.16	N/A
End of period	$12.72	$10.51	$14.79	$13.89	$12.63	$12.11	$11.27	N/A
Accumulation units outstanding
at the end of period	158,608	172,790	201,063	234,024	136,619	22,800	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division356

Accumulation unit value:
Beginning of period	$20.46	$26.33	$24.99	$22.43	$21.73	$20.00	$18.25	N/A
End of period	$24.01	$20.46	$26.33	$24.99	$22.43	$21.73	$20.00	N/A
Accumulation units outstanding
at the end of period	5,870	6,048	4,764	4,761	4,374	980	1,580	N/A

JNL/Select Money Market
Division643
Accumulation unit value:
Beginning of period	$12.25	$12.23	$11.91	$11.63	$11.55	$11.58	N/A	N/A
End of period	$12.02	$12.25	$12.23	$11.91	$11.63	$11.55	N/A	N/A
Accumulation units outstanding
at the end of period	9,605	19,281	6,527	12,575	7,607	1,212	N/A	N/A

JNL/Select Value Division725

Accumulation unit value:
Beginning of period	$14.08	$21.55	$20.39	$17.20	$16.22	$16.01	N/A	N/A
End of period	$17.11	$14.08	$21.55	$20.39	$17.20	$16.22	N/A	N/A
Accumulation units outstanding
at the end of period	9,195	4,455	4,380	4,319	4,313	740	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established
Growth Division338
Accumulation unit value:
Beginning of period	$17.06	$30.45	$28.21	$25.31	$24.34	$22.60	$19.67	N/A
End of period	$23.99	$17.06	$30.45	$28.21	$25.31	$24.34	$22.60	N/A
Accumulation units outstanding
at the end of period	6,660	2,178	2,752	1,653	1,718	659	264	N/A

JNL/T.Rowe Price Mid-Cap
Growth Division395
Accumulation unit value:
Beginning of period	$24.73	$42.50	$36.99	$35.34	$31.60	$27.31	$25.03	N/A
End of period	$35.59	$24.73	$42.50	$36.99	$35.34	$31.60	$27.31	N/A
Accumulation units outstanding
at the end of period	6,527	5,471	7,756	7,818	7,022	891	216	N/A

JNL/T.Rowe Price Short-Term
Bond Division
Accumulation unit value:
Beginning of period	$9.60	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.16	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,135	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value
Division348
Accumulation unit value:
Beginning of period	$9.08	$15.55	$15.74	$13.38	$12.85	$11.38	$9.86	N/A
End of period	$12.20	$9.08	$15.55	$15.74	$13.38	$12.85	$11.38	N/A
Accumulation units outstanding
at the end of period	13,716	11,208	14,614	14,900	23,326	13,757	2,592	N/A

Accumulation Unit Values
Contract with Endorsements - 1.80%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real
Estate Division1043
Accumulation unit value:
Beginning of period	$8.16	$12.93	$15.49	$12.93	N/A	N/A	N/A	N/A
End of period	$10.63	$8.16	$12.93	$15.49	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	1,400	770	N/A	N/A	N/A	N/A

JNL/AIM International
Growth Division403
Accumulation unit value:
Beginning of period	$10.62	$18.31	$16.98	$14.10	$12.97	$11.35	$9.20	N/A
End of period	$14.29	$10.62	$18.31	$16.98	$14.10	$12.97	$11.35	N/A
Accumulation units outstanding
at the end of period	4,104	2,773	139	150	-	-	-	N/A

JNL/AIM Large Cap Growth
Division549
Accumulation unit value:
Beginning of period	$8.58	$14.01	$12.32	$11.63	$11.04	$10.58	N/A	N/A
End of period	$10.47	$8.58	$14.01	$12.32	$11.63	$11.04	N/A	N/A
Accumulation units outstanding
at the end of period	74	481	593	701	779	542	N/A	N/A

JNL/AIM Small Cap Growth
Division373
Accumulation unit value:
Beginning of period	$9.13	$15.43	$14.11	$12.54	$11.78	$11.22	$9.80	N/A
End of period	$12.09	$9.13	$15.43	$14.11	$12.54	$11.78	$11.22	N/A
Accumulation units outstanding
at the end of period	1,366	-	-	-	254	255	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division403
Accumulation unit value:
Beginning of period	$8.79	$12.48	$11.77	$10.82	$10.01	$9.31	$8.36	N/A
End of period	$10.58	$8.79	$12.48	$11.77	$10.82	$10.01	$9.31	N/A
Accumulation units outstanding
at the end of period	156	179	198	213	-	-	-	N/A

JNL/Capital Guardian
Global Diversified Research Division660
Accumulation unit value:
Beginning of period	$16.65	$29.48	$24.88	$22.35	$22.33	$19.87	N/A	N/A
End of period	$22.61	$16.65	$29.48	$24.88	$22.35	$22.33	N/A	N/A
Accumulation units outstanding
at the end of period	2,044	2,059	2,072	2,081	2,090	-	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division537
Accumulation unit value:
Beginning of period	$16.60	$28.59	$26.53	$25.82	$25.12	$23.48	N/A	N/A
End of period	$21.98	$16.60	$28.59	$26.53	$25.82	$25.12	N/A	N/A
Accumulation units outstanding
at the end of period	21,886	22,688	19,731	20,995	22,285	19,352	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	$6.55	$13.66	$13.75	N/A	N/A	N/A	N/A	N/A
End of period	$9.64	$6.55	$13.66	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	7,772	2,317	744	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division466

Accumulation unit value:
Beginning of period	$11.02	$18.40	$18.63	$16.88	$16.63	$15.92	$13.81	N/A
End of period	$14.48	$11.02	$18.40	$18.63	$16.88	$16.63	$15.92	N/A
Accumulation units outstanding
at the end of period	815	612	612	612	612	612	-	N/A

JNL/Eagle SmallCap Equity
Division458
Accumulation unit value:
Beginning of period	$15.01	$24.76	$22.49	$19.07	$18.94	$16.23	$15.81	N/A
End of period	$19.97	$15.01	$24.76	$22.49	$19.07	$18.94	$16.23	N/A
Accumulation units outstanding
at the end of period	87	87	87	87	92	93	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division1119
Accumulation unit value:
Beginning of period	$7.49	$10.85	$10.85	$10.09	N/A	N/A	N/A	N/A
End of period	$9.78	$7.49	$10.85	$10.85	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,669	1,683	2,504	3,520	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division1061
Accumulation unit value:
Beginning of period	$7.63	$11.61	$12.60	$12.16	N/A	N/A	N/A	N/A
End of period	$10.01	$7.63	$11.61	$12.60	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	146	168	185	200	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division464
Accumulation unit value:
Beginning of period	$18.18	$19.52	$18.58	$18.07	$17.92	$17.07	$16.82	N/A
End of period	$20.39	$18.18	$19.52	$18.58	$18.07	$17.92	$17.07	N/A
Accumulation units outstanding
at the end of period	6,295	5,668	5,845	6,465	1,368	1,295	141	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division1061
Accumulation unit value:
Beginning of period	$8.11	$12.91	$12.79	$11.97	N/A	N/A	N/A	N/A
End of period	$10.56	$8.11	$12.91	$12.79	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	149	171	189	203	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division896
Accumulation unit value:
Beginning of period	$9.22	$16.90	$15.37	$11.86	$10.60	N/A	N/A	N/A
End of period	$11.78	$9.22	$16.90	$15.37	$11.86	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,686	2,899	1,323	755	-	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division403
Accumulation unit value:
Beginning of period	$16.71	$15.97	$15.29	$15.07	$14.99	$14.70	$14.58	N/A
End of period	$17.02	$16.71	$15.97	$15.29	$15.07	$14.99	$14.70	N/A
Accumulation units outstanding
at the end of period	3,326	3,326	3,326	3,326	66	181	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division
Accumulation unit value:
Beginning of period	$6.90	$14.06	$14.18	N/A	N/A	N/A	N/A	N/A
End of period	$11.63	$6.90	$14.06	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,337	2,307	739	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity
Division506
Accumulation unit value:
Beginning of period	$11.57	$19.30	$20.18	$17.93	$16.78	$14.21	N/A	N/A
End of period	$15.87	$11.57	$19.30	$20.18	$17.93	$16.78	N/A	N/A
Accumulation units outstanding
at the end of period	29,106	31,593	30,862	30,082	33,718	28,001	N/A	N/A

JNL/Lazard Small Cap
Equity Division466
Accumulation unit value:
Beginning of period	$9.27	$15.37	$16.79	$14.64	$14.24	$12.57	$9.88	N/A
End of period	$8.74	$9.27	$15.37	$16.79	$14.64	$14.24	$12.57	N/A
Accumulation units outstanding
at the end of period	-	201	2,031	2,075	2,108	229	-	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1059

Accumulation unit value:
Beginning of period	$7.49	$11.78	$12.35	$11.82	N/A	N/A	N/A	N/A
End of period	$11.26	$7.49	$11.78	$12.35	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,463	11,914	18,541	25,046	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division466

Accumulation unit value:
Beginning of period	$11.91	$11.69	$11.18	$10.99	$10.98	$10.79	$10.48	N/A
End of period	$12.37	$11.91	$11.69	$11.18	$10.99	$10.98	$10.79	N/A
Accumulation units outstanding
at the end of period	8,840	5,947	15,919	17,894	18,317	6,659	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division538
Accumulation unit value:
Beginning of period	$3.60	$6.07	$5.92	$4.43	$4.47	$4.12	N/A	N/A
End of period	$4.44	$3.60	$6.07	$5.92	$4.43	$4.47	N/A	N/A
Accumulation units outstanding
at the end of period	2,261	2,279	2,536	2,889	3,173	2,678	N/A	N/A

JNL/MCM Consumer Brands
Sector Division560
Accumulation unit value:
Beginning of period	$6.96	$10.32	$11.41	$10.24	$10.68	$10.04	N/A	N/A
End of period	$9.11	$6.96	$10.32	$11.41	$10.24	$10.68	N/A	N/A
Accumulation units outstanding
at the end of period	184	3,737	3,738	3,739	3,551	3,551	N/A	N/A

JNL/MCM Dow Dividend Division1450

Accumulation unit value:
Beginning of period	$5.18	$10.42	$11.05	N/A	N/A	N/A	N/A	N/A
End of period	$6.12	$5.18	$10.42	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,864	1,903	1,816	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P
500 Stock Index Division422
Accumulation unit value:
Beginning of period	$5.96	$9.75	$9.57	$8.34	$8.15	$7.45	$5.65	N/A
End of period	$5.55	$5.96	$9.75	$9.57	$8.34	$8.15	$7.45	N/A
Accumulation units outstanding
at the end of period	-	339	341	343	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector
Division560
Accumulation unit value:
Beginning of period	$5.69	$11.73	$14.45	$12.40	$11.89	$10.81	N/A	N/A
End of period	$6.62	$5.69	$11.73	$14.45	$12.40	$11.89	N/A	N/A
Accumulation units outstanding
at the end of period	-	3,298	3,298	3,298	3,298	3,298	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector
Division538
Accumulation unit value:
Beginning of period	$9.29	$12.32	$11.66	$11.17	$10.57	$10.46	N/A	N/A
End of period	$11.04	$9.29	$12.32	$11.66	$11.17	$10.57	N/A	N/A
Accumulation units outstanding
at the end of period	750	755	857	1,440	1,269	1,064	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division502
Accumulation unit value:
Beginning of period	$11.21	$20.00	$18.45	$14.96	$13.44	$11.87	N/A	N/A
End of period	$14.24	$11.21	$20.00	$18.45	$14.96	$13.44	N/A	N/A
Accumulation units outstanding
at the end of period	45,654	45,148	55,574	60,688	60,378	40,437	N/A	N/A

JNL/MCM JNL 5 Division796

Accumulation unit value:
Beginning of period	$7.78	$13.78	$13.83	$11.85	$10.72	N/A	N/A	N/A
End of period	$9.48	$7.78	$13.78	$13.83	$11.85	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	39,398	42,102	97,988	23,701	7,457	N/A	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Nasdaq 25 Division1450

Accumulation unit value:
Beginning of period	$7.27	$12.66	$12.27	N/A	N/A	N/A	N/A	N/A
End of period	$9.58	$7.27	$12.66	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	195	197	198	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector
Division560
Accumulation unit value:
Beginning of period	$22.06	$36.14	$27.20	$22.93	$17.07	$14.38	N/A	N/A
End of period	$26.02	$22.06	$36.14	$27.20	$22.93	$17.07	N/A	N/A
Accumulation units outstanding
at the end of period	796	262	269	314	924	601	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap
Index Division373
Accumulation unit value:
Beginning of period	$9.74	$15.90	$15.06	$13.98	$12.71	$11.18	$9.61	N/A
End of period	$13.21	$9.74	$15.90	$15.06	$13.98	$12.71	$11.18	N/A
Accumulation units outstanding
at the end of period	20,651	18,566	34,683	38,052	32,487	9,992	-	N/A

JNL/MCM S&P 500 Index Division446

Accumulation unit value:
Beginning of period	$7.60	$12.40	$12.04	$10.65	$10.39	$9.61	$9.16	N/A
End of period	$9.40	$7.60	$12.40	$12.04	$10.65	$10.39	$9.61	N/A
Accumulation units outstanding
at the end of period	33,005	30,790	47,549	52,072	45,586	20,242	3,386	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Select Small-Cap
Division1224
Accumulation unit value:
Beginning of period	$10.76	$18.28	$20.46	N/A	N/A	N/A	N/A	N/A
End of period	$11.09	$10.76	$18.28	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	112	112	5,101	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index
Division373
Accumulation unit value:
Beginning of period	$9.46	$14.80	$15.39	$13.34	$13.03	$11.30	$9.47	N/A
End of period	$11.83	$9.46	$14.80	$15.39	$13.34	$13.03	$11.30	N/A
Accumulation units outstanding
at the end of period	21,042	18,684	33,943	37,765	32,716	9,671	-	N/A

JNL/MCM Technology Sector
Division551
Accumulation unit value:
Beginning of period	$3.79	$6.83	$6.07	$5.65	$5.62	$5.75	N/A	N/A
End of period	$6.10	$3.79	$6.83	$6.07	$5.65	$5.62	N/A	N/A
Accumulation units outstanding
at the end of period	2,283	356	358	360	362	364	N/A	N/A

JNL/MCM Value Line 30
Division1450
Accumulation unit value:
Beginning of period	$9.13	$17.70	$17.79	N/A	N/A	N/A	N/A	N/A
End of period	$10.29	$9.13	$17.70	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,244	2,051	2,958	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM VIP Division1028

Accumulation unit value:
Beginning of period	$8.04	$14.30	$13.15	$11.69	N/A	N/A	N/A	N/A
End of period	$9.78	$8.04	$14.30	$13.15	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	163	164	165	166	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global
Growth Division422
Accumulation unit value:
Beginning of period	$8.70	$14.99	$14.35	$12.49	$11.18	$9.66	$6.92	N/A
End of period	$11.92	$8.70	$14.99	$14.35	$12.49	$11.18	$9.66	N/A
Accumulation units outstanding
at the end of period	2,457	1,051	1,472	1,162	1,094	984	-	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	$6.79	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.99	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,003	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	$6.86	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.43	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,235	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return
Bond Division403
Accumulation unit value:
Beginning of period	$14.55	$14.76	$13.88	$13.66	$13.59	$13.25	$12.60	N/A
End of period	$16.50	$14.55	$14.76	$13.88	$13.66	$13.59	$13.25	N/A
Accumulation units outstanding
at the end of period	78,936	74,742	103,347	103,165	105,772	96,069	803	N/A

JNL/PPM America Core
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High
Yield Bond Division674
Accumulation unit value:
Beginning of period	$9.12	$13.40	$13.80	$12.71	$12.73	$12.38	N/A	N/A
End of period	$13.10	$9.12	$13.40	$13.80	$12.71	$12.73	N/A	N/A
Accumulation units outstanding
at the end of period	7,542	5,311	5,887	7,816	4,463	4,320	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division422
Accumulation unit value:
Beginning of period	$10.48	$20.22	$21.82	$19.66	$19.08	$17.70	$13.75	N/A
End of period	$14.89	$10.48	$20.22	$21.82	$19.66	$19.08	$17.70	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	-	N/A

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	$7.34	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.10	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,270	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division388
Accumulation unit value:
Beginning of period	$9.56	$16.00	$14.93	$13.15	$12.34	$11.16	$9.98	N/A
End of period	$12.31	$9.56	$16.00	$14.93	$13.15	$12.34	$11.16	N/A
Accumulation units outstanding
at the end of period	75,929	25,474	9,475	9,540	10,331	18,301	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Conservative
Division790
Accumulation unit value:
Beginning of period	$9.84	$11.61	$11.12	$10.50	$10.21	N/A	N/A	N/A
End of period	$10.97	$9.84	$11.61	$11.12	$10.50	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	7,281	3,664	1,299	1,751	1,762	N/A	N/A	N/A

JNL/S&P Managed Growth
Division404
Accumulation unit value:
Beginning of period	$10.08	$15.87	$14.87	$13.26	$12.57	$11.49	$9.55	N/A
End of period	$12.68	$10.08	$15.87	$14.87	$13.26	$12.57	$11.49	N/A
Accumulation units outstanding
at the end of period	24,657	27,616	29,563	31,827	35,356	30,452	-	N/A

JNL/S&P Managed Moderate
Division735
Accumulation unit value:
Beginning of period	$9.60	$12.41	$11.73	$10.82	$10.49	$10.48	N/A	N/A
End of period	$11.19	$9.60	$12.41	$11.73	$10.82	$10.49	N/A	N/A
Accumulation units outstanding
at the end of period	4,596	351	421	1,084	1,187	69	N/A	N/A

JNL/S&P Managed Moderate
Growth Division401
Accumulation unit value:
Beginning of period	$10.74	$15.08	$14.13	$12.83	$12.27	$11.40	$9.92	N/A
End of period	$13.02	$10.74	$15.08	$14.13	$12.83	$12.27	$11.40	N/A
Accumulation units outstanding
at the end of period	14,015	13,470	19,628	20,039	15,860	15,558	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division373

Accumulation unit value:
Beginning of period	$21.03	$27.01	$25.58	$22.92	$22.16	$20.35	$18.48	N/A
End of period	$24.72	$21.03	$27.01	$25.58	$22.92	$22.16	$20.35	N/A
Accumulation units outstanding
at the end of period	2,474	2,100	2,221	2,222	2,238	2,239	121	N/A

JNL/Select Money Market
Division349
Accumulation unit value:
Beginning of period	$12.59	$12.54	$12.19	$11.88	$11.77	$11.89	$11.99	N/A
End of period	$12.38	$12.59	$12.54	$12.19	$11.88	$11.77	$11.89	N/A
Accumulation units outstanding
at the end of period	13,510	24,217	9,085	9,130	9,173	13,485	-	N/A

JNL/Select Value Division373

Accumulation unit value:
Beginning of period	$14.26	$21.78	$20.56	$17.31	$16.30	$14.46	$12.41	N/A
End of period	$17.36	$14.26	$21.78	$20.56	$17.31	$16.30	$14.46	N/A
Accumulation units outstanding
at the end of period	1,417	2,397	2,266	2,267	2,351	2,290	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established
Growth Division531
Accumulation unit value:
Beginning of period	$17.53	$31.23	$28.88	$25.86	$24.82	$23.58	N/A	N/A
End of period	$24.71	$17.53	$31.23	$28.88	$25.86	$24.82	N/A	N/A
Accumulation units outstanding
at the end of period	2,574	1,531	1,566	1,044	831	683	N/A	N/A

JNL/T.Rowe Price Mid-Cap
Growth Division458
Accumulation unit value:
Beginning of period	$25.41	$43.59	$37.87	$36.10	$32.22	$27.78	$26.42	N/A
End of period	$36.65	$25.41	$43.59	$37.87	$36.10	$32.22	$27.78	N/A
Accumulation units outstanding
at the end of period	18,969	20,866	18,606	20,122	20,509	18,251	-	N/A

JNL/T.Rowe Price Short-Term
Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value
Division403
Accumulation unit value:
Beginning of period	$9.23	$15.79	$15.95	$13.53	$12.97	$11.47	$8.88	N/A
End of period	$12.43	$9.23	$15.79	$15.95	$13.53	$12.97	$11.47	N/A
Accumulation units outstanding
at the end of period	41,407	43,955	42,621	41,928	50,120	44,186	-	N/A

Accumulation Unit Values
Contract with Endorsements - 2.07%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt
35 Division2146
Accumulation unit value:
Beginning of period	$12.91	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.04	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	401	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt
50 Division2106
Accumulation unit value:
Beginning of period	$12.58	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.36	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,018	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt
65 Division2173
Accumulation unit value:
Beginning of period	$13.55	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.76	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,016	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real
Estate Division1002
Accumulation unit value:
Beginning of period	$8.08	$12.83	$15.42	$12.27	N/A	N/A	N/A	N/A
End of period	$10.49	$8.08	$12.83	$15.42	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,593	3,659	1,373	2,923	N/A	N/A	N/A	N/A

JNL/AIM International
Growth Division622
Accumulation unit value:
Beginning of period	$10.24	$17.69	$16.45	$13.70	$12.64	$10.93	N/A	N/A
End of period	$13.73	$10.24	$17.69	$16.45	$13.70	$12.64	N/A	N/A
Accumulation units outstanding
at the end of period	293	1,028	448	1,348	263	-	N/A	N/A

JNL/AIM Large Cap Growth
Division612
Accumulation unit value:
Beginning of period	$8.41	$13.78	$12.15	$11.50	$10.95	$10.38	N/A	N/A
End of period	$10.24	$8.41	$13.78	$12.15	$11.50	$10.95	N/A	N/A
Accumulation units outstanding
at the end of period	7,396	270	1,959	559	343	372	N/A	N/A

JNL/AIM Small Cap Growth
Division616
Accumulation unit value:
Beginning of period	$8.96	$15.17	$13.91	$12.40	$11.68	$10.72	N/A	N/A
End of period	$11.83	$8.96	$15.17	$13.91	$12.40	$11.68	N/A	N/A
Accumulation units outstanding
at the end of period	8,137	5,356	4,556	6,257	4,472	4,295	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division595
Accumulation unit value:
Beginning of period	$8.59	$12.23	$11.56	$10.65	$9.88	$9.23	N/A	N/A
End of period	$10.30	$8.59	$12.23	$11.56	$10.65	$9.88	N/A	N/A
Accumulation units outstanding
at the end of period	8,808	5,295	6,846	4,674	4,725	4,293	N/A	N/A

JNL/Capital Guardian
Global Diversified Research Division1072
Accumulation unit value:
Beginning of period	$16.05	$28.49	$24.11	$22.81	N/A	N/A	N/A	N/A
End of period	$21.73	$16.05	$28.49	$24.11	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,741	352	475	121	N/A	N/A	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	$6.64	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.65	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,815	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division696
Accumulation unit value:
Beginning of period	$16.01	$27.64	$25.72	$25.10	$24.48	$22.82	N/A	N/A
End of period	$21.14	$16.01	$27.64	$25.72	$25.10	$24.48	N/A	N/A
Accumulation units outstanding
at the end of period	3,249	2,096	2,230	1,854	-	150	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	$6.51	$13.63	$10.79	N/A	N/A	N/A	N/A	N/A
End of period	$9.56	$6.51	$13.63	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	25,066	3,427	8,386	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	$6.66	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.94	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	435	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division612

Accumulation unit value:
Beginning of period	$10.66	$17.85	$18.12	$16.47	$16.26	$15.02	N/A	N/A
End of period	$13.97	$10.66	$17.85	$18.12	$16.47	$16.26	N/A	N/A
Accumulation units outstanding
at the end of period	4,610	742	771	770	282	126	N/A	N/A

JNL/Eagle SmallCap Equity
Division699
Accumulation unit value:
Beginning of period	$14.52	$24.01	$21.88	$18.59	$18.52	$17.21	N/A	N/A
End of period	$19.27	$14.52	$24.01	$21.88	$18.59	$18.52	N/A	N/A
Accumulation units outstanding
at the end of period	5,559	611	905	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	$6.19	$9.89	$10.04	N/A	N/A	N/A	N/A	N/A
End of period	$7.89	$6.19	$9.89	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	16,200	11,471	16,174	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	$5.74	$9.87	$10.36	N/A	N/A	N/A	N/A	N/A
End of period	$7.35	$5.74	$9.87	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,477	5,697	5,841	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division1093
Accumulation unit value:
Beginning of period	$7.43	$10.80	$10.83	$9.88	N/A	N/A	N/A	N/A
End of period	$9.68	$7.43	$10.80	$10.83	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	21,365	13,678	16,491	6,144	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	$5.98	$9.82	$10.37	N/A	N/A	N/A	N/A	N/A
End of period	$7.42	$5.98	$9.82	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	32,739	5,474	5,664	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division916
Accumulation unit value:
Beginning of period	$7.55	$11.53	$12.54	$10.88	$10.52	N/A	N/A	N/A
End of period	$9.88	$7.55	$11.53	$12.54	$10.88	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,112	707	725	4,592	-	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division595
Accumulation unit value:
Beginning of period	$17.52	$18.87	$18.00	$17.56	$17.46	$16.40	N/A	N/A
End of period	$19.59	$17.52	$18.87	$18.00	$17.56	$17.46	N/A	N/A
Accumulation units outstanding
at the end of period	3,529	4,447	6,753	3,620	2,745	2,476	N/A	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	$11.45	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.60	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	8,960	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division1021
Accumulation unit value:
Beginning of period	$8.03	$12.82	$12.74	$11.61	N/A	N/A	N/A	N/A
End of period	$10.43	$8.03	$12.82	$12.74	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	9,262	-	-	-	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division612
Accumulation unit value:
Beginning of period	$8.95	$16.46	$15.01	$11.61	$10.00	$8.54	N/A	N/A
End of period	$11.41	$8.95	$16.46	$15.01	$11.61	$10.00	N/A	N/A
Accumulation units outstanding
at the end of period	23,144	26,279	25,011	29,335	24,270	21,873	N/A	N/A

JNL/JPMorgan MidCap
Growth Division612
Accumulation unit value:
Beginning of period	$12.94	$23.77	$22.48	$20.48	$19.69	$17.46	N/A	N/A
End of period	$18.11	$12.94	$23.77	$22.48	$20.48	$19.69	N/A	N/A
Accumulation units outstanding
at the end of period	5,573	214	221	185	196	212	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division595
Accumulation unit value:
Beginning of period	$16.11	$15.44	$14.81	$14.65	$14.61	$14.07	N/A	N/A
End of period	$16.36	$16.11	$15.44	$14.81	$14.65	$14.61	N/A	N/A
Accumulation units outstanding
at the end of period	901	1,337	920	1,504	5,015	1,406	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division1122
Accumulation unit value:
Beginning of period	$6.85	$13.99	$10.84	$8.98	N/A	N/A	N/A	N/A
End of period	$11.52	$6.85	$13.99	$10.84	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	24,026	2,818	5,503	8,307	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity
Division612
Accumulation unit value:
Beginning of period	$11.23	$18.79	$19.70	$17.55	$16.47	$14.47	N/A	N/A
End of period	$15.37	$11.23	$18.79	$19.70	$17.55	$16.47	N/A	N/A
Accumulation units outstanding
at the end of period	9,042	1,382	1,599	2,186	116	126	N/A	N/A

JNL/Lazard Small Cap
Equity Division603
Accumulation unit value:
Beginning of period	$9.00	$14.97	$16.40	$14.33	$13.98	$12.61	N/A	N/A
End of period	$8.48	$9.00	$14.97	$16.40	$14.33	$13.98	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,816	1,284	2,565	136	210	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division1379
Accumulation unit value:
Beginning of period	$6.11	$9.78	$9.51	N/A	N/A	N/A	N/A	N/A
End of period	$7.46	$6.11	$9.78	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,147	5,013	3,910	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1059

Accumulation unit value:
Beginning of period	$7.31	$11.51	$12.10	$11.61	N/A	N/A	N/A	N/A
End of period	$10.94	$7.31	$11.51	$12.10	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	13,536	14,080	15,018	17,133	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division603

Accumulation unit value:
Beginning of period	$11.68	$11.50	$11.04	$10.87	$10.90	$10.56	N/A	N/A
End of period	$12.10	$11.68	$11.50	$11.04	$10.87	$10.90	N/A	N/A
Accumulation units outstanding
at the end of period	9,771	56,364	81,863	73,655	69,234	45,109	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division916
Accumulation unit value:
Beginning of period	$3.50	$5.93	$5.80	$4.35	$4.24	N/A	N/A	N/A
End of period	$4.31	$3.50	$5.93	$5.80	$4.35	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,452	2,662	2,178	10,050	-	N/A	N/A	N/A

JNL/MCM Consumer Brands
Sector Division916
Accumulation unit value:
Beginning of period	$6.79	$10.08	$11.18	$10.06	$9.63	N/A	N/A	N/A
End of period	$8.85	$6.79	$10.08	$11.18	$10.06	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	2,137	-	-	N/A	N/A	N/A

JNL/MCM Dow Dividend Division1450

Accumulation unit value:
Beginning of period	$5.14	$10.36	$11.00	N/A	N/A	N/A	N/A	N/A
End of period	$6.05	$5.14	$10.36	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	22,820	20,893	12,447	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P
500 Stock Index Division830
Accumulation unit value:
Beginning of period	$5.80	$9.52	$9.37	$8.18	$7.73	N/A	N/A	N/A
End of period	$5.40	$5.80	$9.52	$9.37	$8.18	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	2,723	516	516	517	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector
Division683
Accumulation unit value:
Beginning of period	$5.54	$11.46	$14.16	$12.18	$11.72	$10.66	N/A	N/A
End of period	$6.44	$5.54	$11.46	$14.16	$12.18	$11.72	N/A	N/A
Accumulation units outstanding
at the end of period	22,267	7,954	4,224	3,834	1,983	280	N/A	N/A

JNL/MCM Global Alpha Division2192

Accumulation unit value:
Beginning of period	$9.84	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.83	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,033	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector
Division616
Accumulation unit value:
Beginning of period	$9.06	$12.04	$11.43	$10.98	$10.42	$10.14	N/A	N/A
End of period	$10.73	$9.06	$12.04	$11.43	$10.98	$10.42	N/A	N/A
Accumulation units outstanding
at the end of period	6,735	6,904	6,930	6,033	6,782	4,912	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Index 5 Division1313

Accumulation unit value:
Beginning of period	$6.77	$9.86	$10.14	N/A	N/A	N/A	N/A	N/A
End of period	$8.31	$6.77	$9.86	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	7,237	7,366	7,473	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division603
Accumulation unit value:
Beginning of period	$11.00	$19.68	$18.20	$14.80	$13.33	$11.73	N/A	N/A
End of period	$13.93	$11.00	$19.68	$18.20	$14.80	$13.33	N/A	N/A
Accumulation units outstanding
at the end of period	17,686	33,365	32,363	36,589	32,378	15,559	N/A	N/A

JNL/MCM JNL 5 Division688

Accumulation unit value:
Beginning of period	$7.68	$13.65	$13.74	$11.81	$10.89	$9.68	N/A	N/A
End of period	$9.34	$7.68	$13.65	$13.74	$11.81	$10.89	N/A	N/A
Accumulation units outstanding
at the end of period	214,327	359,269	366,769	130,634	93,636	74,979	N/A	N/A

JNL/MCM JNL Optimized
5 Division1094
Accumulation unit value:
Beginning of period	$6.28	$11.89	$10.69	$9.06	N/A	N/A	N/A	N/A
End of period	$8.47	$6.28	$11.89	$10.69	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	20,372	5,996	3,930	220	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Nasdaq 25 Division1450

Accumulation unit value:
Beginning of period	$7.19	$12.55	$12.17	N/A	N/A	N/A	N/A	N/A
End of period	$9.44	$7.19	$12.55	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,697	738	718	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector
Division683
Accumulation unit value:
Beginning of period	$21.50	$35.32	$26.66	$22.53	$16.82	$16.10	N/A	N/A
End of period	$25.29	$21.50	$35.32	$26.66	$22.53	$16.82	N/A	N/A
Accumulation units outstanding
at the end of period	6,746	2,291	4,300	6,608	1,701	671	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap
Index Division603
Accumulation unit value:
Beginning of period	$9.56	$15.64	$14.86	$13.83	$12.61	$11.38	N/A	N/A
End of period	$12.93	$9.56	$15.64	$14.86	$13.83	$12.61	N/A	N/A
Accumulation units outstanding
at the end of period	23,407	23,999	26,060	28,127	24,170	8,515	N/A	N/A

JNL/MCM S&P 500 Index Division603

Accumulation unit value:
Beginning of period	$7.45	$12.20	$11.88	$10.54	$10.31	$9.66	N/A	N/A
End of period	$9.20	$7.45	$12.20	$11.88	$10.54	$10.31	N/A	N/A
Accumulation units outstanding
at the end of period	42,086	44,403	60,720	62,587	58,127	18,562	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	$6.28	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.53	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	47,891	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Select Small-Cap
Division1224
Accumulation unit value:
Beginning of period	$10.49	$17.87	$20.05	N/A	N/A	N/A	N/A	N/A
End of period	$10.78	$10.49	$17.87	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,611	2,181	2,232	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index
Division603
Accumulation unit value:
Beginning of period	$9.28	$14.56	$15.19	$13.19	$12.92	$11.39	N/A	N/A
End of period	$11.58	$9.28	$14.56	$15.19	$13.19	$12.92	N/A	N/A
Accumulation units outstanding
at the end of period	23,451	21,129	22,908	24,532	20,766	4,966	N/A	N/A

JNL/MCM Technology Sector
Division683
Accumulation unit value:
Beginning of period	$3.70	$6.67	$5.95	$5.55	$5.53	$4.92	N/A	N/A
End of period	$5.93	$3.70	$6.67	$5.95	$5.55	$5.53	N/A	N/A
Accumulation units outstanding
at the end of period	50,363	9,077	3,593	2,594	1,931	1,932	N/A	N/A

JNL/MCM Value Line 30
Division1450
Accumulation unit value:
Beginning of period	$9.03	$17.54	$17.64	N/A	N/A	N/A	N/A	N/A
End of period	$10.14	$9.03	$17.54	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	28,601	60,540	54,773	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM VIP Division709

Accumulation unit value:
Beginning of period	$7.95	$14.18	$13.07	$11.90	$11.06	$10.47	N/A	N/A
End of period	$9.65	$7.95	$14.18	$13.07	$11.90	$11.06	N/A	N/A
Accumulation units outstanding
at the end of period	3,476	3,693	10,093	7,276	2,822	2,823	N/A	N/A

JNL/Oppenheimer Global
Growth Division603
Accumulation unit value:
Beginning of period	$8.52	$14.70	$14.12	$12.32	$11.06	$9.58	N/A	N/A
End of period	$11.63	$8.52	$14.70	$14.12	$12.32	$11.06	N/A	N/A
Accumulation units outstanding
at the end of period	5,498	5,346	8,560	6,935	2,474	273	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	$7.52	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.95	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,529	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division1788

Accumulation unit value:
Beginning of period	$4.14	$8.27	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.39	$4.14	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	39,239	1,490	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.25	$11.01	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.77	$10.25	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	11,732	2,122	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return
Bond Division595
Accumulation unit value:
Beginning of period	$14.13	$14.37	$13.55	$13.37	$13.34	$12.84	N/A	N/A
End of period	$15.98	$14.13	$14.37	$13.55	$13.37	$13.34	N/A	N/A
Accumulation units outstanding
at the end of period	61,388	9,503	7,044	6,314	5,578	5,405	N/A	N/A

JNL/PPM America Core
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High
Yield Bond Division683
Accumulation unit value:
Beginning of period	$8.85	$13.05	$13.47	$12.44	$12.49	$12.24	N/A	N/A
End of period	$12.68	$8.85	$13.05	$13.47	$12.44	$12.49	N/A	N/A
Accumulation units outstanding
at the end of period	12,620	3,260	3,656	2,136	712	403	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	$4.43	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.10	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,353	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	$4.82	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.16	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	12,389	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division1019
Accumulation unit value:
Beginning of period	$10.11	$19.55	$21.15	$19.66	N/A	N/A	N/A	N/A
End of period	$14.31	$10.11	$19.55	$21.15	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,041	491	435	423	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed
Private Equity Division1918
Accumulation unit value:
Beginning of period	$5.92	$8.32	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.13	$5.92	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	357	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$6.64	$9.45	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.23	$6.64	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	17,705	1,258	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	$7.16	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.68	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,292	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	$6.37	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.63	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,045	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	$7.32	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.56	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	387	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	$6.55	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.57	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,324	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division674
Accumulation unit value:
Beginning of period	$9.29	$15.59	$14.58	$12.88	$12.12	$11.15	N/A	N/A
End of period	$11.92	$9.29	$15.59	$14.58	$12.88	$12.12	N/A	N/A
Accumulation units outstanding
at the end of period	88,432	92,047	95,244	101,301	25,961	8,748	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Conservative
Division688
Accumulation unit value:
Beginning of period	$9.72	$11.51	$11.06	$10.46	$10.30	$9.96	N/A	N/A
End of period	$10.81	$9.72	$11.51	$11.06	$10.46	$10.30	N/A	N/A
Accumulation units outstanding
at the end of period	19,790	10,600	11,365	2,123	2,132	-	N/A	N/A

JNL/S&P Managed Growth
Division683
Accumulation unit value:
Beginning of period	$9.79	$15.46	$14.52	$12.99	$12.34	$11.27	N/A	N/A
End of period	$12.28	$9.79	$15.46	$14.52	$12.99	$12.34	N/A	N/A
Accumulation units outstanding
at the end of period	15,897	23,048	22,270	34,711	5,099	265	N/A	N/A

JNL/S&P Managed Moderate
Division843
Accumulation unit value:
Beginning of period	$9.62	$12.47	$11.82	$10.94	$10.42	N/A	N/A	N/A
End of period	$11.18	$9.62	$12.47	$11.82	$10.94	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,800	336	55	35	9	N/A	N/A	N/A

JNL/S&P Managed Moderate
Growth Division595
Accumulation unit value:
Beginning of period	$10.43	$14.69	$13.80	$12.56	$12.05	$11.32	N/A	N/A
End of period	$12.61	$10.43	$14.69	$13.80	$12.56	$12.05	N/A	N/A
Accumulation units outstanding
at the end of period	26,335	20,542	25,435	17,439	9,604	8,933	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2015
Division1058
Accumulation unit value:
Beginning of period	$7.90	$11.54	$10.79	$10.24	N/A	N/A	N/A	N/A
End of period	$9.27	$7.90	$11.54	$10.79	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020
Division1064
Accumulation unit value:
Beginning of period	$7.64	$11.70	$10.91	$10.49	N/A	N/A	N/A	N/A
End of period	$9.08	$7.64	$11.70	$10.91	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025
Division1197
Accumulation unit value:
Beginning of period	$7.46	$11.84	$10.98	$10.81	N/A	N/A	N/A	N/A
End of period	$8.96	$7.46	$11.84	$10.98	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	7,671	-	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income
Division1117
Accumulation unit value:
Beginning of period	$8.84	$11.03	$10.53	$9.84	N/A	N/A	N/A	N/A
End of period	$9.90	$8.84	$11.03	$10.53	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division603

Accumulation unit value:
Beginning of period	$20.27	$26.10	$24.79	$22.27	$21.59	$20.11	N/A	N/A
End of period	$23.76	$20.27	$26.10	$24.79	$22.27	$21.59	N/A	N/A
Accumulation units outstanding
at the end of period	3,584	3,458	2,237	625	606	118	N/A	N/A

JNL/Select Money Market
Division612
Accumulation unit value:
Beginning of period	$12.13	$12.12	$11.81	$11.54	$11.47	$11.52	N/A	N/A
End of period	$11.90	$12.13	$12.12	$11.81	$11.54	$11.47	N/A	N/A
Accumulation units outstanding
at the end of period	1,730	204	84	-	-	-	N/A	N/A

JNL/Select Value Division603

Accumulation unit value:
Beginning of period	$14.02	$21.47	$20.33	$17.16	$16.20	$14.84	N/A	N/A
End of period	$17.02	$14.02	$21.47	$20.33	$17.16	$16.20	N/A	N/A
Accumulation units outstanding
at the end of period	4,232	3,415	3,202	440	296	422	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established
Growth Division603
Accumulation unit value:
Beginning of period	$16.89	$30.18	$27.98	$25.12	$24.17	$22.52	N/A	N/A
End of period	$23.74	$16.89	$30.18	$27.98	$25.12	$24.17	N/A	N/A
Accumulation units outstanding
at the end of period	3,502	1,807	1,961	1,589	916	515	N/A	N/A

JNL/T.Rowe Price Mid-Cap
Growth Division622
Accumulation unit value:
Beginning of period	$24.49	$42.12	$36.69	$35.07	$31.38	$27.72	N/A	N/A
End of period	$35.22	$24.49	$42.12	$36.69	$35.07	$31.38	N/A	N/A
Accumulation units outstanding
at the end of period	3,223	3,545	4,583	4,094	1,336	-	N/A	N/A

JNL/T.Rowe Price Short-Term
Bond Division1110
Accumulation unit value:
Beginning of period	$9.62	$10.44	$10.17	$9.99	N/A	N/A	N/A	N/A
End of period	$10.14	$9.62	$10.44	$10.17	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,476	3,063	-	-	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value
Division603
Accumulation unit value:
Beginning of period	$9.02	$15.47	$15.66	$13.32	$12.81	$11.64	N/A	N/A
End of period	$12.11	$9.02	$15.47	$15.66	$13.32	$12.81	N/A	N/A
Accumulation units outstanding
at the end of period	1,461	1,162	1,031	1,110	787	694	N/A	N/A
Accumulation Unit Values
Contract with Endorsements - 2.32%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real
Estate Division834
Accumulation unit value:
Beginning of period	$8.01	$12.75	$15.35	$11.52	$10.49	N/A	N/A	N/A
End of period	$10.37	$8.01	$12.75	$15.35	$11.52	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,494	1,675	17	2,124	535	N/A	N/A	N/A

JNL/AIM International
Growth Division904
Accumulation unit value:
Beginning of period	$9.89	$17.14	$15.98	$13.34	$12.72	N/A	N/A	N/A
End of period	$13.24	$9.89	$17.14	$15.98	$13.34	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,662	3,913	2,550	1,892	729	N/A	N/A	N/A

JNL/AIM Large Cap Growth
Division649
Accumulation unit value:
Beginning of period	$8.26	$13.57	$12.00	$11.38	$10.86	$9.83	N/A	N/A
End of period	$10.03	$8.26	$13.57	$12.00	$11.38	$10.86	N/A	N/A
Accumulation units outstanding
at the end of period	124	119	261	393	556	635	N/A	N/A

JNL/AIM Small Cap Growth
Division652
Accumulation unit value:
Beginning of period	$8.80	$14.94	$13.73	$12.27	$11.59	$9.94	N/A	N/A
End of period	$11.59	$8.80	$14.94	$13.73	$12.27	$11.59	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division540
Accumulation unit value:
Beginning of period	$8.40	$11.99	$11.37	$10.51	$9.77	$9.17	N/A	N/A
End of period	$10.06	$8.40	$11.99	$11.37	$10.51	$9.77	N/A	N/A
Accumulation units outstanding
at the end of period	1,387	589	590	17,285	18,461	17,869	N/A	N/A
JNL/Capital Guardian
Global Diversified Research Division1136
Accumulation unit value:
Beginning of period	$15.51	$27.60	$23.42	$21.75	N/A	N/A	N/A	N/A
End of period	$20.95	$15.51	$27.60	$23.42	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,019	1,451	-	82	N/A	N/A	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	$4.44	$8.89	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.62	$4.44	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	8,485	2,099	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division621
Accumulation unit value:
Beginning of period	$15.47	$26.78	$24.98	$24.44	$23.90	$21.56	N/A	N/A
End of period	$20.38	$15.47	$26.78	$24.98	$24.44	$23.90	N/A	N/A
Accumulation units outstanding
at the end of period	3,601	1,641	-	191	191	191	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	$6.48	$13.60	$10.79	N/A	N/A	N/A	N/A	N/A
End of period	$9.49	$6.48	$13.60	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	18,032	9,429	9,918	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	$6.46	$9.74	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.88	$6.46	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,457	2,140	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division540

Accumulation unit value:
Beginning of period	$10.34	$17.35	$17.66	$16.09	$15.93	$15.18	N/A	N/A
End of period	$13.52	$10.34	$17.35	$17.66	$16.09	$15.93	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	1,181	11,328	12,050	10,794	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	$6.16	$9.87	$10.37	N/A	N/A	N/A	N/A	N/A
End of period	$7.83	$6.16	$9.87	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	26,771	48,107	27,052	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	$5.85	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.30	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	478	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division1096
Accumulation unit value:
Beginning of period	$7.38	$10.76	$10.81	$9.85	N/A	N/A	N/A	N/A
End of period	$9.59	$7.38	$10.76	$10.81	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,324	4,512	5,619	11,764	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	$5.95	$9.80	$10.14	N/A	N/A	N/A	N/A	N/A
End of period	$7.36	$5.95	$9.80	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,068	1,539	133	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division1016
Accumulation unit value:
Beginning of period	$7.49	$11.46	$12.49	$11.62	N/A	N/A	N/A	N/A
End of period	$9.77	$7.49	$11.46	$12.49	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	835	-	-	-	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division536
Accumulation unit value:
Beginning of period	$16.94	$18.28	$17.49	$17.10	$17.05	$16.53	N/A	N/A
End of period	$18.89	$16.94	$18.28	$17.49	$17.10	$17.05	N/A	N/A
Accumulation units outstanding
at the end of period	3,430	2,842	2,102	1,551	763	1,695	N/A	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	$11.71	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.56	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	858	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division
Accumulation unit value:
Beginning of period	$7.96	$12.74	$12.49	N/A	N/A	N/A	N/A	N/A
End of period	$10.31	$7.96	$12.74	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	76	16	19	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy
Division2180
Accumulation unit value:
Beginning of period	$10.28	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.35	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,722	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division618
Accumulation unit value:
Beginning of period	$8.71	$16.06	$14.68	$11.39	$9.83	$8.44	N/A	N/A
End of period	$11.08	$8.71	$16.06	$14.68	$11.39	$9.83	N/A	N/A
Accumulation units outstanding
at the end of period	49	2,456	9,035	5,020	3,488	3,549	N/A	N/A

JNL/JPMorgan MidCap
Growth Division1141
Accumulation unit value:
Beginning of period	$12.50	$23.03	$21.84	$19.33	N/A	N/A	N/A	N/A
End of period	$17.46	$12.50	$23.03	$21.84	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	753	1,147	341	368	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division536
Accumulation unit value:
Beginning of period	$15.57	$14.96	$14.39	$14.26	$14.26	$14.37	N/A	N/A
End of period	$15.77	$15.57	$14.96	$14.39	$14.26	$14.26	N/A	N/A
Accumulation units outstanding
at the end of period	5,230	3,479	2,386	3,271	4,087	4,992	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division1061
Accumulation unit value:
Beginning of period	$6.80	$13.94	$10.82	$10.00	N/A	N/A	N/A	N/A
End of period	$11.41	$6.80	$13.94	$10.82	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	8,779	3,673	8,534	2,600	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity
Division618
Accumulation unit value:
Beginning of period	$10.93	$18.33	$19.27	$17.21	$16.19	$14.13	N/A	N/A
End of period	$14.92	$10.93	$18.33	$19.27	$17.21	$16.19	N/A	N/A
Accumulation units outstanding
at the end of period	3,476	3,298	3,480	4,429	2,976	1,328	N/A	N/A

JNL/Lazard Small Cap
Equity Division795
Accumulation unit value:
Beginning of period	$8.76	$14.60	$16.04	$14.05	$13.37	N/A	N/A	N/A
End of period	$8.25	$8.76	$14.60	$16.04	$14.05	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	1,168	1,390	1,291	N/A	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	$11.77	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.03	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	145	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	$9.57	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.16	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	155	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division1338
Accumulation unit value:
Beginning of period	$6.08	$9.77	$10.37	N/A	N/A	N/A	N/A	N/A
End of period	$7.41	$6.08	$9.77	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,164	28,184	30,333	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1059

Accumulation unit value:
Beginning of period	$7.13	$11.27	$11.87	$11.41	N/A	N/A	N/A	N/A
End of period	$10.66	$7.13	$11.27	$11.87	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,736	11,717	10,821	10,129	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division536

Accumulation unit value:
Beginning of period	$11.48	$11.33	$10.90	$10.76	$10.82	$10.91	N/A	N/A
End of period	$11.86	$11.48	$11.33	$10.90	$10.76	$10.82	N/A	N/A
Accumulation units outstanding
at the end of period	9,688	9,701	11,149	14,871	15,887	11,568	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division616
Accumulation unit value:
Beginning of period	$3.42	$5.80	$5.70	$4.28	$4.34	$3.87	N/A	N/A
End of period	$4.20	$3.42	$5.80	$5.70	$4.28	$4.34	N/A	N/A
Accumulation units outstanding
at the end of period	3,735	3,739	3,219	5,161	1,387	1,719	N/A	N/A

JNL/MCM Consumer Brands
Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division1450

Accumulation unit value:
Beginning of period	$5.10	$10.31	$10.95	N/A	N/A	N/A	N/A	N/A
End of period	$5.99	$5.10	$10.31	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	21,497	21,294	855	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P
500 Stock Index Division547
Accumulation unit value:
Beginning of period	$5.66	$9.32	$9.19	$8.05	$7.90	$7.35	N/A	N/A
End of period	$5.27	$5.66	$9.32	$9.19	$8.05	$7.90	N/A	N/A
Accumulation units outstanding
at the end of period	-	3,873	1,484	4,269	4,353	1,818	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector
Division536
Accumulation unit value:
Beginning of period	$5.41	$11.22	$13.90	$11.99	$11.56	$10.73	N/A	N/A
End of period	$6.27	$5.41	$11.22	$13.90	$11.99	$11.56	N/A	N/A
Accumulation units outstanding
at the end of period	18,424	15,045	3,668	6,729	5,608	4,759	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector
Division536
Accumulation unit value:
Beginning of period	$8.85	$11.79	$11.22	$10.80	$10.27	$10.13	N/A	N/A
End of period	$10.46	$8.85	$11.79	$11.22	$10.80	$10.27	N/A	N/A
Accumulation units outstanding
at the end of period	7,434	8,804	4,773	6,278	5,325	3,692	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division536
Accumulation unit value:
Beginning of period	$10.81	$19.39	$17.98	$14.65	$13.23	$11.26	N/A	N/A
End of period	$13.66	$10.81	$19.39	$17.98	$14.65	$13.23	N/A	N/A
Accumulation units outstanding
at the end of period	10,777	11,419	12,847	19,408	21,333	15,932	N/A	N/A

JNL/MCM JNL 5 Division814

Accumulation unit value:
Beginning of period	$7.60	$13.54	$13.66	$11.77	$10.54	N/A	N/A	N/A
End of period	$9.22	$7.60	$13.54	$13.66	$11.77	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	81,064	86,709	78,449	40,958	8,229	N/A	N/A	N/A

JNL/MCM JNL Optimized
5 Division1147
Accumulation unit value:
Beginning of period	$6.24	$11.84	$10.67	$9.82	N/A	N/A	N/A	N/A
End of period	$8.39	$6.24	$11.84	$10.67	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	15,866	14,591	9,454	3,508	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Nasdaq 25 Division1450

Accumulation unit value:
Beginning of period	$7.11	$12.45	$12.07	N/A	N/A	N/A	N/A	N/A
End of period	$9.32	$7.11	$12.45	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	3,832	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division1348
Accumulation unit value:
Beginning of period	$6.08	$11.50	$10.67	N/A	N/A	N/A	N/A	N/A
End of period	$8.08	$6.08	$11.50	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	911	321	4,250	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector
Division616
Accumulation unit value:
Beginning of period	$21.00	$34.58	$26.17	$22.17	$16.59	$14.60	N/A	N/A
End of period	$24.63	$21.00	$34.58	$26.17	$22.17	$16.59	N/A	N/A
Accumulation units outstanding
at the end of period	4,916	2,108	6,051	12,722	1,445	3,220	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	$7.01	$10.49	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.13	$7.01	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	6,821	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap
Index Division536
Accumulation unit value:
Beginning of period	$9.40	$15.41	$14.68	$13.70	$12.52	$11.25	N/A	N/A
End of period	$12.67	$9.40	$15.41	$14.68	$13.70	$12.52	N/A	N/A
Accumulation units outstanding
at the end of period	13,313	16,300	14,604	21,581	24,009	32,650	N/A	N/A

JNL/MCM S&P 500 Index Division536

Accumulation unit value:
Beginning of period	$7.33	$12.02	$11.73	$10.43	$10.23	$9.42	N/A	N/A
End of period	$9.02	$7.33	$12.02	$11.73	$10.43	$10.23	N/A	N/A
Accumulation units outstanding
at the end of period	21,010	19,440	21,437	28,423	31,857	24,701	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	$6.25	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.46	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	325	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Select Small-Cap
Division1224
Accumulation unit value:
Beginning of period	$10.24	$17.49	$19.67	N/A	N/A	N/A	N/A	N/A
End of period	$10.50	$10.24	$17.49	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,010	3,227	5,700	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index
Division536
Accumulation unit value:
Beginning of period	$9.12	$14.34	$15.00	$13.06	$12.83	$11.34	N/A	N/A
End of period	$11.35	$9.12	$14.34	$15.00	$13.06	$12.83	N/A	N/A
Accumulation units outstanding
at the end of period	14,277	13,622	15,512	21,677	23,671	25,195	N/A	N/A

JNL/MCM Technology Sector
Division536
Accumulation unit value:
Beginning of period	$3.61	$6.53	$5.84	$5.46	$5.46	$5.24	N/A	N/A
End of period	$5.78	$3.61	$6.53	$5.84	$5.46	$5.46	N/A	N/A
Accumulation units outstanding
at the end of period	23,192	16,787	12,481	12,644	10,377	8,463	N/A	N/A

JNL/MCM Value Line 30
Division1450
Accumulation unit value:
Beginning of period	$8.94	$17.40	$17.50	N/A	N/A	N/A	N/A	N/A
End of period	$10.01	$8.94	$17.40	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	15,534	14,226	13,384	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM VIP Division982

Accumulation unit value:
Beginning of period	$7.86	$14.06	$13.00	$11.86	$11.95	N/A	N/A	N/A
End of period	$9.52	$7.86	$14.06	$13.00	$11.86	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	3,244	-	-	N/A	N/A	N/A

JNL/Oppenheimer Global
Growth Division547
Accumulation unit value:
Beginning of period	$8.36	$14.46	$13.92	$12.18	$10.96	$9.79	N/A	N/A
End of period	$11.38	$8.36	$14.46	$13.92	$12.18	$10.96	N/A	N/A
Accumulation units outstanding
at the end of period	2,167	2,671	3,755	3,454	2,982	2,431	N/A	N/A

JNL/PAM Asia ex-Japan
Division1774
Accumulation unit value:
Beginning of period	$4.77	$8.89	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.91	$4.77	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,399	1,959	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division1774

Accumulation unit value:
Beginning of period	$4.13	$7.81	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.35	$4.13	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	20,010	5,009	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.20	$10.85	$10.24	N/A	N/A	N/A	N/A	N/A
End of period	$11.69	$10.20	$10.85	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	11,853	12,990	183	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return
Bond Division485
Accumulation unit value:
Beginning of period	$13.75	$14.02	$13.26	$13.11	$13.12	$12.85	$12.84	N/A
End of period	$15.51	$13.75	$14.02	$13.26	$13.11	$13.12	$12.85	N/A
Accumulation units outstanding
at the end of period	35,775	20,454	7,984	8,392	7,981	12,376	4,812	N/A

JNL/PPM America Core
Equity Division830
Accumulation unit value:
Beginning of period	$11.50	$19.78	$21.82	$19.64	$17.59	N/A	N/A	N/A
End of period	$14.23	$11.50	$19.78	$21.82	$19.64	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	317	317	318	319	N/A	N/A	N/A

JNL/PPM America High
Yield Bond Division674
Accumulation unit value:
Beginning of period	$8.62	$12.74	$13.18	$12.21	$12.29	$11.97	N/A	N/A
End of period	$12.32	$8.62	$12.74	$13.18	$12.21	$12.29	N/A	N/A
Accumulation units outstanding
at the end of period	5,433	6,022	7,083	8,356	1,599	3,963	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division649
Accumulation unit value:
Beginning of period	$9.77	$18.94	$20.54	$18.60	$18.14	$16.78	N/A	N/A
End of period	$13.80	$9.77	$18.94	$20.54	$18.60	$18.14	N/A	N/A
Accumulation units outstanding
at the end of period	109	90	221	384	544	621	N/A	N/A

JNL/Red Rocks Listed
Private Equity Division1922
Accumulation unit value:
Beginning of period	$5.91	$7.40	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.11	$5.91	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	162	192	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$8.94	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.18	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	11,278	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive
Advantage Division1458
Accumulation unit value:
Beginning of period	$6.83	$9.91	$10.10	N/A	N/A	N/A	N/A	N/A
End of period	$9.63	$6.83	$9.91	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	25,236	27,232	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	$7.60	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.70	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,746	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	$6.10	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.52	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,737	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division674
Accumulation unit value:
Beginning of period	$9.04	$15.21	$14.26	$12.63	$11.92	$10.98	N/A	N/A
End of period	$11.58	$9.04	$15.21	$14.26	$12.63	$11.92	N/A	N/A
Accumulation units outstanding
at the end of period	21,320	23,666	30,797	42,393	49,940	60,957	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Conservative
Division688
Accumulation unit value:
Beginning of period	$9.62	$11.42	$10.99	$10.43	$10.29	$9.96	N/A	N/A
End of period	$10.67	$9.62	$11.42	$10.99	$10.43	$10.29	N/A	N/A
Accumulation units outstanding
at the end of period	54,677	13,122	14,185	187	187	-	N/A	N/A

JNL/S&P Managed Growth
Division591
Accumulation unit value:
Beginning of period	$9.53	$15.09	$14.21	$12.74	$12.14	$11.20	N/A	N/A
End of period	$11.92	$9.53	$15.09	$14.21	$12.74	$12.14	N/A	N/A
Accumulation units outstanding
at the end of period	21,730	17,227	12,047	12,850	9,075	26,599	N/A	N/A

JNL/S&P Managed Moderate
Division787
Accumulation unit value:
Beginning of period	$9.42	$12.24	$11.63	$10.78	$10.37	N/A	N/A	N/A
End of period	$10.91	$9.42	$12.24	$11.63	$10.78	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	23,950	23,822	26,062	267	224	N/A	N/A	N/A

JNL/S&P Managed Moderate
Growth Division547
Accumulation unit value:
Beginning of period	$10.15	$14.33	$13.50	$12.32	$11.85	$11.20	N/A	N/A
End of period	$12.25	$10.15	$14.33	$13.50	$12.32	$11.85	N/A	N/A
Accumulation units outstanding
at the end of period	63,804	69,285	105,650	85,483	45,587	20,759	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income
Division1147
Accumulation unit value:
Beginning of period	$8.78	$10.97	$10.51	$10.12	N/A	N/A	N/A	N/A
End of period	$9.80	$8.78	$10.97	$10.51	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,442	2,174	925	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division540

Accumulation unit value:
Beginning of period	$19.59	$25.29	$24.08	$21.68	$21.07	$19.75	N/A	N/A
End of period	$22.91	$19.59	$25.29	$24.08	$21.68	$21.07	N/A	N/A
Accumulation units outstanding
at the end of period	317	1,802	2,670	9,238	9,591	8,609	N/A	N/A

JNL/Select Money Market
Division717
Accumulation unit value:
Beginning of period	$11.74	$11.76	$11.49	$11.25	$11.20	$11.20	N/A	N/A
End of period	$11.49	$11.74	$11.76	$11.49	$11.25	$11.20	N/A	N/A
Accumulation units outstanding
at the end of period	10,052	1,292	20,797	6,744	97,060	234	N/A	N/A

JNL/Select Value Division536

Accumulation unit value:
Beginning of period	$13.80	$21.19	$20.11	$17.02	$16.11	$14.36	N/A	N/A
End of period	$16.72	$13.80	$21.19	$20.11	$17.02	$16.11	N/A	N/A
Accumulation units outstanding
at the end of period	2,513	1,779	1,991	4,666	4,832	5,012	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established
Growth Division618
Accumulation unit value:
Beginning of period	$16.33	$29.24	$27.18	$24.46	$23.60	$21.55	N/A	N/A
End of period	$22.89	$16.33	$29.24	$27.18	$24.46	$23.60	N/A	N/A
Accumulation units outstanding
at the end of period	2,100	2,353	2,250	960	978	1,849	N/A	N/A

JNL/T.Rowe Price Mid-Cap
Growth Division618
Accumulation unit value:
Beginning of period	$23.67	$40.81	$35.64	$34.15	$30.64	$27.04	N/A	N/A
End of period	$33.96	$23.67	$40.81	$35.64	$34.15	$30.64	N/A	N/A
Accumulation units outstanding
at the end of period	1,561	1,516	2,372	2,051	2,147	1,276	N/A	N/A

JNL/T.Rowe Price Short-Term
Bond Division1096
Accumulation unit value:
Beginning of period	$9.55	$10.40	$10.15	$9.97	N/A	N/A	N/A	N/A
End of period	$10.04	$9.55	$10.40	$10.15	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,612	2,151	5,975	6,046	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value
Division653
Accumulation unit value:
Beginning of period	$8.84	$15.20	$15.42	$13.15	$12.69	$11.37	N/A	N/A
End of period	$11.84	$8.84	$15.20	$15.42	$13.15	$12.69	N/A	N/A
Accumulation units outstanding
at the end of period	1,739	1,443	3,778	5,197	4,837	7	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.07%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt
35 Division2146
Accumulation unit value:
Beginning of period	$12.91	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.04	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	401	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt
50 Division2106
Accumulation unit value:
Beginning of period	$12.58	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.36	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,018	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt
65 Division2173
Accumulation unit value:
Beginning of period	$13.55	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.76	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,016	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real
Estate Division1002
Accumulation unit value:
Beginning of period	$8.08	$12.83	$15.42	$12.27	N/A	N/A	N/A	N/A
End of period	$10.49	$8.08	$12.83	$15.42	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,593	3,659	1,373	2,923	N/A	N/A	N/A	N/A

JNL/AIM International
Growth Division622
Accumulation unit value:
Beginning of period	$10.24	$17.69	$16.45	$13.70	$12.64	$10.93	N/A	N/A
End of period	$13.73	$10.24	$17.69	$16.45	$13.70	$12.64	N/A	N/A
Accumulation units outstanding
at the end of period	293	1,028	448	1,348	263	-	N/A	N/A

JNL/AIM Large Cap Growth
Division612
Accumulation unit value:
Beginning of period	$8.41	$13.78	$12.15	$11.50	$10.95	$10.38	N/A	N/A
End of period	$10.24	$8.41	$13.78	$12.15	$11.50	$10.95	N/A	N/A
Accumulation units outstanding
at the end of period	7,396	270	1,959	559	343	372	N/A	N/A

JNL/AIM Small Cap Growth
Division616
Accumulation unit value:
Beginning of period	$8.96	$15.17	$13.91	$12.40	$11.68	$10.72	N/A	N/A
End of period	$11.83	$8.96	$15.17	$13.91	$12.40	$11.68	N/A	N/A
Accumulation units outstanding
at the end of period	8,137	5,356	4,556	6,257	4,472	4,295	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division595
Accumulation unit value:
Beginning of period	$8.59	$12.23	$11.56	$10.65	$9.88	$9.23	N/A	N/A
End of period	$10.30	$8.59	$12.23	$11.56	$10.65	$9.88	N/A	N/A
Accumulation units outstanding
at the end of period	8,808	5,295	6,846	4,674	4,725	4,293	N/A	N/A

JNL/Capital Guardian
Global Diversified Research Division1072
Accumulation unit value:
Beginning of period	$16.05	$28.49	$24.11	$22.81	N/A	N/A	N/A	N/A
End of period	$21.73	$16.05	$28.49	$24.11	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,741	352	475	121	N/A	N/A	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	$6.64	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.65	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,815	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division696
Accumulation unit value:
Beginning of period	$16.01	$27.64	$25.72	$25.10	$24.48	$22.82	N/A	N/A
End of period	$21.14	$16.01	$27.64	$25.72	$25.10	$24.48	N/A	N/A
Accumulation units outstanding
at the end of period	3,249	2,096	2,230	1,854	-	150	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	$6.51	$13.63	$10.79	N/A	N/A	N/A	N/A	N/A
End of period	$9.56	$6.51	$13.63	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	25,066	3,427	8,386	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	$6.66	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.94	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	435	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division612

Accumulation unit value:
Beginning of period	$10.66	$17.85	$18.12	$16.47	$16.26	$15.02	N/A	N/A
End of period	$13.97	$10.66	$17.85	$18.12	$16.47	$16.26	N/A	N/A
Accumulation units outstanding
at the end of period	4,610	742	771	770	282	126	N/A	N/A

JNL/Eagle SmallCap Equity
Division699
Accumulation unit value:
Beginning of period	$14.52	$24.01	$21.88	$18.59	$18.52	$17.21	N/A	N/A
End of period	$19.27	$14.52	$24.01	$21.88	$18.59	$18.52	N/A	N/A
Accumulation units outstanding
at the end of period	5,559	611	905	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	$6.19	$9.89	$10.04	N/A	N/A	N/A	N/A	N/A
End of period	$7.89	$6.19	$9.89	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	16,200	11,471	16,174	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	$5.74	$9.87	$10.36	N/A	N/A	N/A	N/A	N/A
End of period	$7.35	$5.74	$9.87	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,477	5,697	5,841	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division1093
Accumulation unit value:
Beginning of period	$7.43	$10.80	$10.83	$9.88	N/A	N/A	N/A	N/A
End of period	$9.68	$7.43	$10.80	$10.83	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	21,365	13,678	16,491	6,144	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	$5.98	$9.82	$10.37	N/A	N/A	N/A	N/A	N/A
End of period	$7.42	$5.98	$9.82	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	32,739	5,474	5,664	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division916
Accumulation unit value:
Beginning of period	$7.55	$11.53	$12.54	$10.88	$10.52	N/A	N/A	N/A
End of period	$9.88	$7.55	$11.53	$12.54	$10.88	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,112	707	725	4,592	-	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division595
Accumulation unit value:
Beginning of period	$17.52	$18.87	$18.00	$17.56	$17.46	$16.40	N/A	N/A
End of period	$19.59	$17.52	$18.87	$18.00	$17.56	$17.46	N/A	N/A
Accumulation units outstanding
at the end of period	3,529	4,447	6,753	3,620	2,745	2,476	N/A	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	$11.45	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.60	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	8,960	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division1021
Accumulation unit value:
Beginning of period	$8.03	$12.82	$12.74	$11.61	N/A	N/A	N/A	N/A
End of period	$10.43	$8.03	$12.82	$12.74	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	9,262	-	-	-	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division612
Accumulation unit value:
Beginning of period	$8.95	$16.46	$15.01	$11.61	$10.00	$8.54	N/A	N/A
End of period	$11.41	$8.95	$16.46	$15.01	$11.61	$10.00	N/A	N/A
Accumulation units outstanding
at the end of period	23,144	26,279	25,011	29,335	24,270	21,873	N/A	N/A

JNL/JPMorgan MidCap
Growth Division612
Accumulation unit value:
Beginning of period	$12.94	$23.77	$22.48	$20.48	$19.69	$17.46	N/A	N/A
End of period	$18.11	$12.94	$23.77	$22.48	$20.48	$19.69	N/A	N/A
Accumulation units outstanding
at the end of period	5,573	214	221	185	196	212	N/A	N/A
JNL/JPMorgan U.S. Government
& Quality Bond Division595
Accumulation unit value:
Beginning of period	$16.11	$15.44	$14.81	$14.65	$14.61	$14.07	N/A	N/A
End of period	$16.36	$16.11	$15.44	$14.81	$14.65	$14.61	N/A	N/A
Accumulation units outstanding
at the end of period	901	1,337	920	1,504	5,015	1,406	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division1122
Accumulation unit value:
Beginning of period	$6.85	$13.99	$10.84	$8.98	N/A	N/A	N/A	N/A
End of period	$11.52	$6.85	$13.99	$10.84	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	24,026	2,818	5,503	8,307	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity
Division612
Accumulation unit value:
Beginning of period	$11.23	$18.79	$19.70	$17.55	$16.47	$14.47	N/A	N/A
End of period	$15.37	$11.23	$18.79	$19.70	$17.55	$16.47	N/A	N/A
Accumulation units outstanding
at the end of period	9,042	1,382	1,599	2,186	116	126	N/A	N/A

JNL/Lazard Small Cap
Equity Division603
Accumulation unit value:
Beginning of period	$9.00	$14.97	$16.40	$14.33	$13.98	$12.61	N/A	N/A
End of period	$8.48	$9.00	$14.97	$16.40	$14.33	$13.98	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,816	1,284	2,565	136	210	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division1379
Accumulation unit value:
Beginning of period	$6.11	$9.78	$9.51	N/A	N/A	N/A	N/A	N/A
End of period	$7.46	$6.11	$9.78	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,147	5,013	3,910	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1059

Accumulation unit value:
Beginning of period	$7.31	$11.51	$12.10	$11.61	N/A	N/A	N/A	N/A
End of period	$10.94	$7.31	$11.51	$12.10	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	13,536	14,080	15,018	17,133	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division603

Accumulation unit value:
Beginning of period	$11.68	$11.50	$11.04	$10.87	$10.90	$10.56	N/A	N/A
End of period	$12.10	$11.68	$11.50	$11.04	$10.87	$10.90	N/A	N/A
Accumulation units outstanding
at the end of period	9,771	56,364	81,863	73,655	69,234	45,109	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division916
Accumulation unit value:
Beginning of period	$3.50	$5.93	$5.80	$4.35	$4.24	N/A	N/A	N/A
End of period	$4.31	$3.50	$5.93	$5.80	$4.35	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,452	2,662	2,178	10,050	-	N/A	N/A	N/A

JNL/MCM Consumer Brands
Sector Division916
Accumulation unit value:
Beginning of period	$6.79	$10.08	$11.18	$10.06	$9.63	N/A	N/A	N/A
End of period	$8.85	$6.79	$10.08	$11.18	$10.06	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	2,137	-	-	N/A	N/A	N/A

JNL/MCM Dow Dividend Division1450

Accumulation unit value:
Beginning of period	$5.14	$10.36	$11.00	N/A	N/A	N/A	N/A	N/A
End of period	$6.05	$5.14	$10.36	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	22,820	20,893	12,447	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P
500 Stock Index Division830
Accumulation unit value:
Beginning of period	$5.80	$9.52	$9.37	$8.18	$7.73	N/A	N/A	N/A
End of period	$5.40	$5.80	$9.52	$9.37	$8.18	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	2,723	516	516	517	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector
Division683
Accumulation unit value:
Beginning of period	$5.54	$11.46	$14.16	$12.18	$11.72	$10.66	N/A	N/A
End of period	$6.44	$5.54	$11.46	$14.16	$12.18	$11.72	N/A	N/A
Accumulation units outstanding
at the end of period	22,267	7,954	4,224	3,834	1,983	280	N/A	N/A

JNL/MCM Global Alpha Division2192

Accumulation unit value:
Beginning of period	$9.84	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.83	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,033	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector
Division616
Accumulation unit value:
Beginning of period	$9.06	$12.04	$11.43	$10.98	$10.42	$10.14	N/A	N/A
End of period	$10.73	$9.06	$12.04	$11.43	$10.98	$10.42	N/A	N/A
Accumulation units outstanding
at the end of period	6,735	6,904	6,930	6,033	6,782	4,912	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Index 5 Division1313

Accumulation unit value:
Beginning of period	$6.77	$9.86	$10.14	N/A	N/A	N/A	N/A	N/A
End of period	$8.31	$6.77	$9.86	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	7,237	7,366	7,473	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division603
Accumulation unit value:
Beginning of period	$11.00	$19.68	$18.20	$14.80	$13.33	$11.73	N/A	N/A
End of period	$13.93	$11.00	$19.68	$18.20	$14.80	$13.33	N/A	N/A
Accumulation units outstanding
at the end of period	17,686	33,365	32,363	36,589	32,378	15,559	N/A	N/A

JNL/MCM JNL 5 Division688

Accumulation unit value:
Beginning of period	$7.68	$13.65	$13.74	$11.81	$10.89	$9.68	N/A	N/A
End of period	$9.34	$7.68	$13.65	$13.74	$11.81	$10.89	N/A	N/A
Accumulation units outstanding
at the end of period	214,327	359,269	366,769	130,634	93,636	74,979	N/A	N/A

JNL/MCM JNL Optimized
5 Division1094
Accumulation unit value:
Beginning of period	$6.28	$11.89	$10.69	$9.06	N/A	N/A	N/A	N/A
End of period	$8.47	$6.28	$11.89	$10.69	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	20,372	5,996	3,930	220	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Nasdaq 25 Division1450

Accumulation unit value:
Beginning of period	$7.19	$12.55	$12.17	N/A	N/A	N/A	N/A	N/A
End of period	$9.44	$7.19	$12.55	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,697	738	718	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector
Division683
Accumulation unit value:
Beginning of period	$21.50	$35.32	$26.66	$22.53	$16.82	$16.10	N/A	N/A
End of period	$25.29	$21.50	$35.32	$26.66	$22.53	$16.82	N/A	N/A
Accumulation units outstanding
at the end of period	6,746	2,291	4,300	6,608	1,701	671	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap
Index Division603
Accumulation unit value:
Beginning of period	$9.56	$15.64	$14.86	$13.83	$12.61	$11.38	N/A	N/A
End of period	$12.93	$9.56	$15.64	$14.86	$13.83	$12.61	N/A	N/A
Accumulation units outstanding
at the end of period	23,407	23,999	26,060	28,127	24,170	8,515	N/A	N/A

JNL/MCM S&P 500 Index Division603

Accumulation unit value:
Beginning of period	$7.45	$12.20	$11.88	$10.54	$10.31	$9.66	N/A	N/A
End of period	$9.20	$7.45	$12.20	$11.88	$10.54	$10.31	N/A	N/A
Accumulation units outstanding
at the end of period	42,086	44,403	60,720	62,587	58,127	18,562	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	$6.28	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.53	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	47,891	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Select Small-Cap
Division1224
Accumulation unit value:
Beginning of period	$10.49	$17.87	$20.05	N/A	N/A	N/A	N/A	N/A
End of period	$10.78	$10.49	$17.87	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,611	2,181	2,232	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index
Division603
Accumulation unit value:
Beginning of period	$9.28	$14.56	$15.19	$13.19	$12.92	$11.39	N/A	N/A
End of period	$11.58	$9.28	$14.56	$15.19	$13.19	$12.92	N/A	N/A
Accumulation units outstanding
at the end of period	23,451	21,129	22,908	24,532	20,766	4,966	N/A	N/A

JNL/MCM Technology Sector
Division683
Accumulation unit value:
Beginning of period	$3.70	$6.67	$5.95	$5.55	$5.53	$4.92	N/A	N/A
End of period	$5.93	$3.70	$6.67	$5.95	$5.55	$5.53	N/A	N/A
Accumulation units outstanding
at the end of period	50,363	9,077	3,593	2,594	1,931	1,932	N/A	N/A

JNL/MCM Value Line 30
Division1450
Accumulation unit value:
Beginning of period	$9.03	$17.54	$17.64	N/A	N/A	N/A	N/A	N/A
End of period	$10.14	$9.03	$17.54	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	28,601	60,540	54,773	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM VIP Division709

Accumulation unit value:
Beginning of period	$7.95	$14.18	$13.07	$11.90	$11.06	$10.47	N/A	N/A
End of period	$9.65	$7.95	$14.18	$13.07	$11.90	$11.06	N/A	N/A
Accumulation units outstanding
at the end of period	3,476	3,693	10,093	7,276	2,822	2,823	N/A	N/A

JNL/Oppenheimer Global
Growth Division603
Accumulation unit value:
Beginning of period	$8.52	$14.70	$14.12	$12.32	$11.06	$9.58	N/A	N/A
End of period	$11.63	$8.52	$14.70	$14.12	$12.32	$11.06	N/A	N/A
Accumulation units outstanding
at the end of period	5,498	5,346	8,560	6,935	2,474	273	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	$7.52	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.95	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,529	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division1788

Accumulation unit value:
Beginning of period	$4.14	$8.27	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.39	$4.14	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	39,239	1,490	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.25	$11.01	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.77	$10.25	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	11,732	2,122	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return
Bond Division595
Accumulation unit value:
Beginning of period	$14.13	$14.37	$13.55	$13.37	$13.34	$12.84	N/A	N/A
End of period	$15.98	$14.13	$14.37	$13.55	$13.37	$13.34	N/A	N/A
Accumulation units outstanding
at the end of period	61,388	9,503	7,044	6,314	5,578	5,405	N/A	N/A

JNL/PPM America Core
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High
Yield Bond Division683
Accumulation unit value:
Beginning of period	$8.85	$13.05	$13.47	$12.44	$12.49	$12.24	N/A	N/A
End of period	$12.68	$8.85	$13.05	$13.47	$12.44	$12.49	N/A	N/A
Accumulation units outstanding
at the end of period	12,620	3,260	3,656	2,136	712	403	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	$4.43	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.10	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,353	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	$4.82	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.16	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	12,389	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division1019
Accumulation unit value:
Beginning of period	$10.11	$19.55	$21.15	$19.66	N/A	N/A	N/A	N/A
End of period	$14.31	$10.11	$19.55	$21.15	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,041	491	435	423	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed
Private Equity Division1918
Accumulation unit value:
Beginning of period	$5.92	$8.32	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.13	$5.92	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	357	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$6.64	$9.45	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.23	$6.64	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	17,705	1,258	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	$7.16	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.68	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,292	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	$6.37	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.63	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,045	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	$7.32	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.56	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	387	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	$6.55	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.57	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,324	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division674
Accumulation unit value:
Beginning of period	$9.29	$15.59	$14.58	$12.88	$12.12	$11.15	N/A	N/A
End of period	$11.92	$9.29	$15.59	$14.58	$12.88	$12.12	N/A	N/A
Accumulation units outstanding
at the end of period	88,432	92,047	95,244	101,301	25,961	8,748	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Conservative
Division688
Accumulation unit value:
Beginning of period	$9.72	$11.51	$11.06	$10.46	$10.30	$9.96	N/A	N/A
End of period	$10.81	$9.72	$11.51	$11.06	$10.46	$10.30	N/A	N/A
Accumulation units outstanding
at the end of period	19,790	10,600	11,365	2,123	2,132	-	N/A	N/A

JNL/S&P Managed Growth
Division683
Accumulation unit value:
Beginning of period	$9.79	$15.46	$14.52	$12.99	$12.34	$11.27	N/A	N/A
End of period	$12.28	$9.79	$15.46	$14.52	$12.99	$12.34	N/A	N/A
Accumulation units outstanding
at the end of period	15,897	23,048	22,270	34,711	5,099	265	N/A	N/A

JNL/S&P Managed Moderate
Division843
Accumulation unit value:
Beginning of period	$9.62	$12.47	$11.82	$10.94	$10.42	N/A	N/A	N/A
End of period	$11.18	$9.62	$12.47	$11.82	$10.94	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,800	336	55	35	9	N/A	N/A	N/A

JNL/S&P Managed Moderate
Growth Division595
Accumulation unit value:
Beginning of period	$10.43	$14.69	$13.80	$12.56	$12.05	$11.32	N/A	N/A
End of period	$12.61	$10.43	$14.69	$13.80	$12.56	$12.05	N/A	N/A
Accumulation units outstanding
at the end of period	26,335	20,542	25,435	17,439	9,604	8,933	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2015
Division1058
Accumulation unit value:
Beginning of period	$7.90	$11.54	$10.79	$10.24	N/A	N/A	N/A	N/A
End of period	$9.27	$7.90	$11.54	$10.79	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020
Division1064
Accumulation unit value:
Beginning of period	$7.64	$11.70	$10.91	$10.49	N/A	N/A	N/A	N/A
End of period	$9.08	$7.64	$11.70	$10.91	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025
Division1197
Accumulation unit value:
Beginning of period	$7.46	$11.84	$10.98	$10.81	N/A	N/A	N/A	N/A
End of period	$8.96	$7.46	$11.84	$10.98	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	7,671	-	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income
Division1117
Accumulation unit value:
Beginning of period	$8.84	$11.03	$10.53	$9.84	N/A	N/A	N/A	N/A
End of period	$9.90	$8.84	$11.03	$10.53	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division603

Accumulation unit value:
Beginning of period	$20.27	$26.10	$24.79	$22.27	$21.59	$20.11	N/A	N/A
End of period	$23.76	$20.27	$26.10	$24.79	$22.27	$21.59	N/A	N/A
Accumulation units outstanding
at the end of period	3,584	3,458	2,237	625	606	118	N/A	N/A

JNL/Select Money Market
Division612
Accumulation unit value:
Beginning of period	$12.13	$12.12	$11.81	$11.54	$11.47	$11.52	N/A	N/A
End of period	$11.90	$12.13	$12.12	$11.81	$11.54	$11.47	N/A	N/A
Accumulation units outstanding
at the end of period	1,730	204	84	-	-	-	N/A	N/A

JNL/Select Value Division603

Accumulation unit value:
Beginning of period	$14.02	$21.47	$20.33	$17.16	$16.20	$14.84	N/A	N/A
End of period	$17.02	$14.02	$21.47	$20.33	$17.16	$16.20	N/A	N/A
Accumulation units outstanding
at the end of period	4,232	3,415	3,202	440	296	422	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established
Growth Division603
Accumulation unit value:
Beginning of period	$16.89	$30.18	$27.98	$25.12	$24.17	$22.52	N/A	N/A
End of period	$23.74	$16.89	$30.18	$27.98	$25.12	$24.17	N/A	N/A
Accumulation units outstanding
at the end of period	3,502	1,807	1,961	1,589	916	515	N/A	N/A

JNL/T.Rowe Price Mid-Cap
Growth Division622
Accumulation unit value:
Beginning of period	$24.49	$42.12	$36.69	$35.07	$31.38	$27.72	N/A	N/A
End of period	$35.22	$24.49	$42.12	$36.69	$35.07	$31.38	N/A	N/A
Accumulation units outstanding
at the end of period	3,223	3,545	4,583	4,094	1,336	-	N/A	N/A

JNL/T.Rowe Price Short-Term
Bond Division1110
Accumulation unit value:
Beginning of period	$9.62	$10.44	$10.17	$9.99	N/A	N/A	N/A	N/A
End of period	$10.14	$9.62	$10.44	$10.17	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,476	3,063	-	-	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value
Division603
Accumulation unit value:
Beginning of period	$9.02	$15.47	$15.66	$13.32	$12.81	$11.64	N/A	N/A
End of period	$12.11	$9.02	$15.47	$15.66	$13.32	$12.81	N/A	N/A
Accumulation units outstanding
at the end of period	1,461	1,162	1,031	1,110	787	694	N/A	N/A
Accumulation Unit Values
Contract with Endorsements - 2.32%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real
Estate Division834
Accumulation unit value:
Beginning of period	$8.01	$12.75	$15.35	$11.52	$10.49	N/A	N/A	N/A
End of period	$10.37	$8.01	$12.75	$15.35	$11.52	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,494	1,675	17	2,124	535	N/A	N/A	N/A

JNL/AIM International
Growth Division904
Accumulation unit value:
Beginning of period	$9.89	$17.14	$15.98	$13.34	$12.72	N/A	N/A	N/A
End of period	$13.24	$9.89	$17.14	$15.98	$13.34	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,662	3,913	2,550	1,892	729	N/A	N/A	N/A

JNL/AIM Large Cap Growth
Division649
Accumulation unit value:
Beginning of period	$8.26	$13.57	$12.00	$11.38	$10.86	$9.83	N/A	N/A
End of period	$10.03	$8.26	$13.57	$12.00	$11.38	$10.86	N/A	N/A
Accumulation units outstanding
at the end of period	124	119	261	393	556	635	N/A	N/A

JNL/AIM Small Cap Growth
Division652
Accumulation unit value:
Beginning of period	$8.80	$14.94	$13.73	$12.27	$11.59	$9.94	N/A	N/A
End of period	$11.59	$8.80	$14.94	$13.73	$12.27	$11.59	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division540
Accumulation unit value:
Beginning of period	$8.40	$11.99	$11.37	$10.51	$9.77	$9.17	N/A	N/A
End of period	$10.06	$8.40	$11.99	$11.37	$10.51	$9.77	N/A	N/A
Accumulation units outstanding
at the end of period	1,387	589	590	17,285	18,461	17,869	N/A	N/A

JNL/Capital Guardian
Global Diversified Research Division1136
Accumulation unit value:
Beginning of period	$15.51	$27.60	$23.42	$21.75	N/A	N/A	N/A	N/A
End of period	$20.95	$15.51	$27.60	$23.42	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,019	1,451	-	82	N/A	N/A	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	$4.44	$8.89	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.62	$4.44	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	8,485	2,099	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division621
Accumulation unit value:
Beginning of period	$15.47	$26.78	$24.98	$24.44	$23.90	$21.56	N/A	N/A
End of period	$20.38	$15.47	$26.78	$24.98	$24.44	$23.90	N/A	N/A
Accumulation units outstanding
at the end of period	3,601	1,641	-	191	191	191	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	$6.48	$13.60	$10.79	N/A	N/A	N/A	N/A	N/A
End of period	$9.49	$6.48	$13.60	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	18,032	9,429	9,918	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	$6.46	$9.74	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.88	$6.46	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,457	2,140	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division540

Accumulation unit value:
Beginning of period	$10.34	$17.35	$17.66	$16.09	$15.93	$15.18	N/A	N/A
End of period	$13.52	$10.34	$17.35	$17.66	$16.09	$15.93	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	1,181	11,328	12,050	10,794	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	$6.16	$9.87	$10.37	N/A	N/A	N/A	N/A	N/A
End of period	$7.83	$6.16	$9.87	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	26,771	48,107	27,052	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	$5.85	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.30	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	478	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division1096
Accumulation unit value:
Beginning of period	$7.38	$10.76	$10.81	$9.85	N/A	N/A	N/A	N/A
End of period	$9.59	$7.38	$10.76	$10.81	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,324	4,512	5,619	11,764	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	$5.95	$9.80	$10.14	N/A	N/A	N/A	N/A	N/A
End of period	$7.36	$5.95	$9.80	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,068	1,539	133	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division1016
Accumulation unit value:
Beginning of period	$7.49	$11.46	$12.49	$11.62	N/A	N/A	N/A	N/A
End of period	$9.77	$7.49	$11.46	$12.49	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	835	-	-	-	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division536
Accumulation unit value:
Beginning of period	$16.94	$18.28	$17.49	$17.10	$17.05	$16.53	N/A	N/A
End of period	$18.89	$16.94	$18.28	$17.49	$17.10	$17.05	N/A	N/A
Accumulation units outstanding
at the end of period	3,430	2,842	2,102	1,551	763	1,695	N/A	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	$11.71	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.56	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	858	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division
Accumulation unit value:
Beginning of period	$7.96	$12.74	$12.49	N/A	N/A	N/A	N/A	N/A
End of period	$10.31	$7.96	$12.74	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	76	16	19	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy
Division2180
Accumulation unit value:
Beginning of period	$10.28	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.35	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,722	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division618
Accumulation unit value:
Beginning of period	$8.71	$16.06	$14.68	$11.39	$9.83	$8.44	N/A	N/A
End of period	$11.08	$8.71	$16.06	$14.68	$11.39	$9.83	N/A	N/A
Accumulation units outstanding
at the end of period	49	2,456	9,035	5,020	3,488	3,549	N/A	N/A

JNL/JPMorgan MidCap
Growth Division1141
Accumulation unit value:
Beginning of period	$12.50	$23.03	$21.84	$19.33	N/A	N/A	N/A	N/A
End of period	$17.46	$12.50	$23.03	$21.84	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	753	1,147	341	368	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division536
Accumulation unit value:
Beginning of period	$15.57	$14.96	$14.39	$14.26	$14.26	$14.37	N/A	N/A
End of period	$15.77	$15.57	$14.96	$14.39	$14.26	$14.26	N/A	N/A
Accumulation units outstanding
at the end of period	5,230	3,479	2,386	3,271	4,087	4,992	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division1061
Accumulation unit value:
Beginning of period	$6.80	$13.94	$10.82	$10.00	N/A	N/A	N/A	N/A
End of period	$11.41	$6.80	$13.94	$10.82	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	8,779	3,673	8,534	2,600	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity
Division618
Accumulation unit value:
Beginning of period	$10.93	$18.33	$19.27	$17.21	$16.19	$14.13	N/A	N/A
End of period	$14.92	$10.93	$18.33	$19.27	$17.21	$16.19	N/A	N/A
Accumulation units outstanding
at the end of period	3,476	3,298	3,480	4,429	2,976	1,328	N/A	N/A

JNL/Lazard Small Cap
Equity Division795
Accumulation unit value:
Beginning of period	$8.76	$14.60	$16.04	$14.05	$13.37	N/A	N/A	N/A
End of period	$8.25	$8.76	$14.60	$16.04	$14.05	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	1,168	1,390	1,291	N/A	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	$11.77	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.03	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	145	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	$9.57	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.16	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	155	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division1338
Accumulation unit value:
Beginning of period	$6.08	$9.77	$10.37	N/A	N/A	N/A	N/A	N/A
End of period	$7.41	$6.08	$9.77	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,164	28,184	30,333	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1059

Accumulation unit value:
Beginning of period	$7.13	$11.27	$11.87	$11.41	N/A	N/A	N/A	N/A
End of period	$10.66	$7.13	$11.27	$11.87	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,736	11,717	10,821	10,129	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division536

Accumulation unit value:
Beginning of period	$11.48	$11.33	$10.90	$10.76	$10.82	$10.91	N/A	N/A
End of period	$11.86	$11.48	$11.33	$10.90	$10.76	$10.82	N/A	N/A
Accumulation units outstanding
at the end of period	9,688	9,701	11,149	14,871	15,887	11,568	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division616
Accumulation unit value:
Beginning of period	$3.42	$5.80	$5.70	$4.28	$4.34	$3.87	N/A	N/A
End of period	$4.20	$3.42	$5.80	$5.70	$4.28	$4.34	N/A	N/A
Accumulation units outstanding
at the end of period	3,735	3,739	3,219	5,161	1,387	1,719	N/A	N/A

JNL/MCM Consumer Brands
Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division1450

Accumulation unit value:
Beginning of period	$5.10	$10.31	$10.95	N/A	N/A	N/A	N/A	N/A
End of period	$5.99	$5.10	$10.31	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	21,497	21,294	855	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P
500 Stock Index Division547
Accumulation unit value:
Beginning of period	$5.66	$9.32	$9.19	$8.05	$7.90	$7.35	N/A	N/A
End of period	$5.27	$5.66	$9.32	$9.19	$8.05	$7.90	N/A	N/A
Accumulation units outstanding
at the end of period	-	3,873	1,484	4,269	4,353	1,818	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector
Division536
Accumulation unit value:
Beginning of period	$5.41	$11.22	$13.90	$11.99	$11.56	$10.73	N/A	N/A
End of period	$6.27	$5.41	$11.22	$13.90	$11.99	$11.56	N/A	N/A
Accumulation units outstanding
at the end of period	18,424	15,045	3,668	6,729	5,608	4,759	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector
Division536
Accumulation unit value:
Beginning of period	$8.85	$11.79	$11.22	$10.80	$10.27	$10.13	N/A	N/A
End of period	$10.46	$8.85	$11.79	$11.22	$10.80	$10.27	N/A	N/A
Accumulation units outstanding
at the end of period	7,434	8,804	4,773	6,278	5,325	3,692	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002
JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division536
Accumulation unit value:
Beginning of period	$10.81	$19.39	$17.98	$14.65	$13.23	$11.26	N/A	N/A
End of period	$13.66	$10.81	$19.39	$17.98	$14.65	$13.23	N/A	N/A
Accumulation units outstanding
at the end of period	10,777	11,419	12,847	19,408	21,333	15,932	N/A	N/A

JNL/MCM JNL 5 Division814

Accumulation unit value:
Beginning of period	$7.60	$13.54	$13.66	$11.77	$10.54	N/A	N/A	N/A
End of period	$9.22	$7.60	$13.54	$13.66	$11.77	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	81,064	86,709	78,449	40,958	8,229	N/A	N/A	N/A

JNL/MCM JNL Optimized
5 Division1147
Accumulation unit value:
Beginning of period	$6.24	$11.84	$10.67	$9.82	N/A	N/A	N/A	N/A
End of period	$8.39	$6.24	$11.84	$10.67	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	15,866	14,591	9,454	3,508	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Nasdaq 25 Division1450

Accumulation unit value:
Beginning of period	$7.11	$12.45	$12.07	N/A	N/A	N/A	N/A	N/A
End of period	$9.32	$7.11	$12.45	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	3,832	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division1348
Accumulation unit value:
Beginning of period	$6.08	$11.50	$10.67	N/A	N/A	N/A	N/A	N/A
End of period	$8.08	$6.08	$11.50	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	911	321	4,250	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector
Division616
Accumulation unit value:
Beginning of period	$21.00	$34.58	$26.17	$22.17	$16.59	$14.60	N/A	N/A
End of period	$24.63	$21.00	$34.58	$26.17	$22.17	$16.59	N/A	N/A
Accumulation units outstanding
at the end of period	4,916	2,108	6,051	12,722	1,445	3,220	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	$7.01	$10.49	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.13	$7.01	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	6,821	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap
Index Division536
Accumulation unit value:
Beginning of period	$9.40	$15.41	$14.68	$13.70	$12.52	$11.25	N/A	N/A
End of period	$12.67	$9.40	$15.41	$14.68	$13.70	$12.52	N/A	N/A
Accumulation units outstanding
at the end of period	13,313	16,300	14,604	21,581	24,009	32,650	N/A	N/A

JNL/MCM S&P 500 Index Division536

Accumulation unit value:
Beginning of period	$7.33	$12.02	$11.73	$10.43	$10.23	$9.42	N/A	N/A
End of period	$9.02	$7.33	$12.02	$11.73	$10.43	$10.23	N/A	N/A
Accumulation units outstanding
at the end of period	21,010	19,440	21,437	28,423	31,857	24,701	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	$6.25	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.46	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	325	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Select Small-Cap
Division1224
Accumulation unit value:
Beginning of period	$10.24	$17.49	$19.67	N/A	N/A	N/A	N/A	N/A
End of period	$10.50	$10.24	$17.49	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,010	3,227	5,700	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index
Division536
Accumulation unit value:
Beginning of period	$9.12	$14.34	$15.00	$13.06	$12.83	$11.34	N/A	N/A
End of period	$11.35	$9.12	$14.34	$15.00	$13.06	$12.83	N/A	N/A
Accumulation units outstanding
at the end of period	14,277	13,622	15,512	21,677	23,671	25,195	N/A	N/A

JNL/MCM Technology Sector
Division536
Accumulation unit value:
Beginning of period	$3.61	$6.53	$5.84	$5.46	$5.46	$5.24	N/A	N/A
End of period	$5.78	$3.61	$6.53	$5.84	$5.46	$5.46	N/A	N/A
Accumulation units outstanding
at the end of period	23,192	16,787	12,481	12,644	10,377	8,463	N/A	N/A

JNL/MCM Value Line 30
Division1450
Accumulation unit value:
Beginning of period	$8.94	$17.40	$17.50	N/A	N/A	N/A	N/A	N/A
End of period	$10.01	$8.94	$17.40	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	15,534	14,226	13,384	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM VIP Division982

Accumulation unit value:
Beginning of period	$7.86	$14.06	$13.00	$11.86	$11.95	N/A	N/A	N/A
End of period	$9.52	$7.86	$14.06	$13.00	$11.86	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	3,244	-	-	N/A	N/A	N/A

JNL/Oppenheimer Global
Growth Division547
Accumulation unit value:
Beginning of period	$8.36	$14.46	$13.92	$12.18	$10.96	$9.79	N/A	N/A
End of period	$11.38	$8.36	$14.46	$13.92	$12.18	$10.96	N/A	N/A
Accumulation units outstanding
at the end of period	2,167	2,671	3,755	3,454	2,982	2,431	N/A	N/A

JNL/PAM Asia ex-Japan
Division1774
Accumulation unit value:
Beginning of period	$4.77	$8.89	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.91	$4.77	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,399	1,959	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division1774

Accumulation unit value:
Beginning of period	$4.13	$7.81	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.35	$4.13	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	20,010	5,009	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.20	$10.85	$10.24	N/A	N/A	N/A	N/A	N/A
End of period	$11.69	$10.20	$10.85	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	11,853	12,990	183	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return
Bond Division485
Accumulation unit value:
Beginning of period	$13.75	$14.02	$13.26	$13.11	$13.12	$12.85	$12.84	N/A
End of period	$15.51	$13.75	$14.02	$13.26	$13.11	$13.12	$12.85	N/A
Accumulation units outstanding
at the end of period	35,775	20,454	7,984	8,392	7,981	12,376	4,812	N/A

JNL/PPM America Core
Equity Division830
Accumulation unit value:
Beginning of period	$11.50	$19.78	$21.82	$19.64	$17.59	N/A	N/A	N/A
End of period	$14.23	$11.50	$19.78	$21.82	$19.64	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	317	317	318	319	N/A	N/A	N/A

JNL/PPM America High
Yield Bond Division674
Accumulation unit value:
Beginning of period	$8.62	$12.74	$13.18	$12.21	$12.29	$11.97	N/A	N/A
End of period	$12.32	$8.62	$12.74	$13.18	$12.21	$12.29	N/A	N/A
Accumulation units outstanding
at the end of period	5,433	6,022	7,083	8,356	1,599	3,963	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division649
Accumulation unit value:
Beginning of period	$9.77	$18.94	$20.54	$18.60	$18.14	$16.78	N/A	N/A
End of period	$13.80	$9.77	$18.94	$20.54	$18.60	$18.14	N/A	N/A
Accumulation units outstanding
at the end of period	109	90	221	384	544	621	N/A	N/A

JNL/Red Rocks Listed
Private Equity Division1922
Accumulation unit value:
Beginning of period	$5.91	$7.40	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.11	$5.91	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	162	192	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$8.94	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.18	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	11,278	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive
Advantage Division1458
Accumulation unit value:
Beginning of period	$6.83	$9.91	$10.10	N/A	N/A	N/A	N/A	N/A
End of period	$9.63	$6.83	$9.91	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	25,236	27,232	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	$7.60	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.70	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,746	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	$6.10	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.52	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,737	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division674
Accumulation unit value:
Beginning of period	$9.04	$15.21	$14.26	$12.63	$11.92	$10.98	N/A	N/A
End of period	$11.58	$9.04	$15.21	$14.26	$12.63	$11.92	N/A	N/A
Accumulation units outstanding
at the end of period	21,320	23,666	30,797	42,393	49,940	60,957	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Conservative
Division688
Accumulation unit value:
Beginning of period	$9.62	$11.42	$10.99	$10.43	$10.29	$9.96	N/A	N/A
End of period	$10.67	$9.62	$11.42	$10.99	$10.43	$10.29	N/A	N/A
Accumulation units outstanding
at the end of period	54,677	13,122	14,185	187	187	-	N/A	N/A

JNL/S&P Managed Growth
Division591
Accumulation unit value:
Beginning of period	$9.53	$15.09	$14.21	$12.74	$12.14	$11.20	N/A	N/A
End of period	$11.92	$9.53	$15.09	$14.21	$12.74	$12.14	N/A	N/A
Accumulation units outstanding
at the end of period	21,730	17,227	12,047	12,850	9,075	26,599	N/A	N/A

JNL/S&P Managed Moderate
Division787
Accumulation unit value:
Beginning of period	$9.42	$12.24	$11.63	$10.78	$10.37	N/A	N/A	N/A
End of period	$10.91	$9.42	$12.24	$11.63	$10.78	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	23,950	23,822	26,062	267	224	N/A	N/A	N/A

JNL/S&P Managed Moderate
Growth Division547
Accumulation unit value:
Beginning of period	$10.15	$14.33	$13.50	$12.32	$11.85	$11.20	N/A	N/A
End of period	$12.25	$10.15	$14.33	$13.50	$12.32	$11.85	N/A	N/A
Accumulation units outstanding
at the end of period	63,804	69,285	105,650	85,483	45,587	20,759	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income
Division1147
Accumulation unit value:
Beginning of period	$8.78	$10.97	$10.51	$10.12	N/A	N/A	N/A	N/A
End of period	$9.80	$8.78	$10.97	$10.51	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,442	2,174	925	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division540

Accumulation unit value:
Beginning of period	$19.59	$25.29	$24.08	$21.68	$21.07	$19.75	N/A	N/A
End of period	$22.91	$19.59	$25.29	$24.08	$21.68	$21.07	N/A	N/A
Accumulation units outstanding
at the end of period	317	1,802	2,670	9,238	9,591	8,609	N/A	N/A

JNL/Select Money Market
Division717
Accumulation unit value:
Beginning of period	$11.74	$11.76	$11.49	$11.25	$11.20	$11.20	N/A	N/A
End of period	$11.49	$11.74	$11.76	$11.49	$11.25	$11.20	N/A	N/A
Accumulation units outstanding
at the end of period	10,052	1,292	20,797	6,744	97,060	234	N/A	N/A

JNL/Select Value Division536

Accumulation unit value:
Beginning of period	$13.80	$21.19	$20.11	$17.02	$16.11	$14.36	N/A	N/A
End of period	$16.72	$13.80	$21.19	$20.11	$17.02	$16.11	N/A	N/A
Accumulation units outstanding
at the end of period	2,513	1,779	1,991	4,666	4,832	5,012	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established
Growth Division618
Accumulation unit value:
Beginning of period	$16.33	$29.24	$27.18	$24.46	$23.60	$21.55	N/A	N/A
End of period	$22.89	$16.33	$29.24	$27.18	$24.46	$23.60	N/A	N/A
Accumulation units outstanding
at the end of period	2,100	2,353	2,250	960	978	1,849	N/A	N/A

JNL/T.Rowe Price Mid-Cap
Growth Division618
Accumulation unit value:
Beginning of period	$23.67	$40.81	$35.64	$34.15	$30.64	$27.04	N/A	N/A
End of period	$33.96	$23.67	$40.81	$35.64	$34.15	$30.64	N/A	N/A
Accumulation units outstanding
at the end of period	1,561	1,516	2,372	2,051	2,147	1,276	N/A	N/A

JNL/T.Rowe Price Short-Term
Bond Division1096
Accumulation unit value:
Beginning of period	$9.55	$10.40	$10.15	$9.97	N/A	N/A	N/A	N/A
End of period	$10.04	$9.55	$10.40	$10.15	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,612	2,151	5,975	6,046	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value
Division653
Accumulation unit value:
Beginning of period	$8.84	$15.20	$15.42	$13.15	$12.69	$11.37	N/A	N/A
End of period	$11.84	$8.84	$15.20	$15.42	$13.15	$12.69	N/A	N/A
Accumulation units outstanding
at the end of period	1,739	1,443	3,778	5,197	4,837	7	N/A	N/A

AAccumulation Unit Values
Contract with Endorsements - 2.10%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real
Estate Division1198
Accumulation unit value:
Beginning of period	$8.07	$12.82	$15.41	$14.77	N/A	N/A	N/A	N/A
End of period	$10.48	$8.07	$12.82	$15.41	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	464	490	N/A	N/A	N/A	N/A

JNL/AIM International
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM Large Cap Growth Division

Accumulation unit value:
Beginning of period	$10.19	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.21	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	541	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division
Accumulation unit value:
Beginning of period	$8.01	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.27	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,535	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
Global Diversified Research Division
Accumulation unit value:
Beginning of period	$21.37	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$21.63	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	322	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division
Accumulation unit value:
Beginning of period	$20.98	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$21.04	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	197	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	$8.29	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.55	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	198	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	$13.94	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.92	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	296	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	$19.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$19.18	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	364	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	$6.18	$9.15	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.88	$6.18	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,193	2,583	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	$7.40	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.41	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,862	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division901
Accumulation unit value:
Beginning of period	$17.45	$18.79	$17.94	$17.50	$17.55	N/A	N/A	N/A
End of period	$19.51	$17.45	$18.79	$17.94	$17.50	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,853	1,895	1,569	1,639	1,710	N/A	N/A	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	$11.44	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.59	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	599	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division
Accumulation unit value:
Beginning of period	$10.46	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.41	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	659	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division
Accumulation unit value:
Beginning of period	$11.17	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.37	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	617	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	$18.11	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.03	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	382	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division
Accumulation unit value:
Beginning of period	$9.12	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.51	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,409	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division

Accumulation unit value:
Beginning of period	$11.20	$11.57	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.31	$11.20	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	782	309	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Small Cap
Equity Division
Accumulation unit value:
Beginning of period	$8.97	$9.58	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.46	$8.97	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	367	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1059

Accumulation unit value:
Beginning of period	$7.28	$11.48	$12.07	$11.58	N/A	N/A	N/A	N/A
End of period	$10.91	$7.28	$11.48	$12.07	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,510	3,384	3,524	4,516	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division854

Accumulation unit value:
Beginning of period	$11.66	$11.48	$11.02	$10.86	$10.97	N/A	N/A	N/A
End of period	$12.07	$11.66	$11.48	$11.02	$10.86	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	9,818	9,277	12,643	17,111	16,309	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands
Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division1450

Accumulation unit value:
Beginning of period	$5.13	$10.36	$10.99	N/A	N/A	N/A	N/A	N/A
End of period	$6.05	$5.13	$10.36	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,871	1,856	1,560	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P
500 Stock Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	$5.46	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.42	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	300	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	$6.58	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.30	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	27,831	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division854
Accumulation unit value:
Beginning of period	$10.98	$19.65	$18.18	$14.78	$13.13	N/A	N/A	N/A
End of period	$13.90	$10.98	$19.65	$18.18	$14.78	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,422	1,590	1,921	3,581	3,733	N/A	N/A	N/A

JNL/MCM JNL 5 Division725

Accumulation unit value:
Beginning of period	$7.67	$13.64	$13.73	$11.80	$10.89	$10.70	N/A	N/A
End of period	$9.33	$7.67	$13.64	$13.73	$11.80	$10.89	N/A	N/A
Accumulation units outstanding
at the end of period	36,145	103,351	108,356	96,461	19,128	2,805	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Nasdaq 25 Division1450

Accumulation unit value:
Beginning of period	$7.18	$12.54	$12.16	N/A	N/A	N/A	N/A	N/A
End of period	$9.43	$7.18	$12.54	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	503	592	652	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector
Division971
Accumulation unit value:
Beginning of period	$21.43	$35.22	$26.59	$22.48	$23.46	N/A	N/A	N/A
End of period	$25.20	$21.43	$35.22	$26.59	$22.48	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	68	-	199	-	36	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap
Index Division853
Accumulation unit value:
Beginning of period	$9.54	$15.61	$14.84	$13.82	$13.05	N/A	N/A	N/A
End of period	$12.90	$9.54	$15.61	$14.84	$13.82	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,986	2,790	3,525	4,927	4,866	N/A	N/A	N/A

JNL/MCM S&P 500 Index Division853

Accumulation unit value:
Beginning of period	$7.44	$12.18	$11.86	$10.52	$10.29	N/A	N/A	N/A
End of period	$9.17	$7.44	$12.18	$11.86	$10.52	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,592	3,621	3,182	4,914	4,883	N/A	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Select Small-Cap
Division1224
Accumulation unit value:
Beginning of period	$10.46	$17.82	$20.00	N/A	N/A	N/A	N/A	N/A
End of period	$10.74	$10.46	$17.82	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	987	3,404	3,495	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index
Division853
Accumulation unit value:
Beginning of period	$9.26	$14.53	$15.16	$13.18	$12.63	N/A	N/A	N/A
End of period	$11.55	$9.26	$14.53	$15.16	$13.18	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,754	2,957	3,722	4,937	4,954	N/A	N/A	N/A

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	$4.66	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$5.91	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	351	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30
Division1450
Accumulation unit value:
Beginning of period	$9.02	$17.53	$17.62	N/A	N/A	N/A	N/A	N/A
End of period	$10.13	$9.02	$17.53	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	469	471	466	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM VIP Division848

Accumulation unit value:
Beginning of period	$7.93	$14.16	$13.06	$11.89	$11.04	N/A	N/A	N/A
End of period	$9.63	$7.93	$14.16	$13.06	$11.89	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	493	536	577	612	624	N/A	N/A	N/A

JNL/Oppenheimer Global
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	$6.16	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.38	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	266	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.82	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.76	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	581	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return
Bond Division759
Accumulation unit value:
Beginning of period	$14.08	$14.33	$13.52	$13.34	$13.33	N/A	N/A	N/A
End of period	$15.92	$14.08	$14.33	$13.52	$13.34	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	14,353	7,368	4,333	4,457	4,580	N/A	N/A	N/A

JNL/PPM America Core
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High
Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	$8.20	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.15	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	843	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division901
Accumulation unit value:
Beginning of period	$10.07	$19.47	$21.07	$19.04	$18.70	N/A	N/A	N/A
End of period	$14.25	$10.07	$19.47	$21.07	$19.04	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,690	1,399	1,472	1,538	1,605	N/A	N/A	N/A

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$6.65	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.22	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	27,561	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Conservative
Division901
Accumulation unit value:
Beginning of period	$9.71	$11.50	$11.05	$10.46	$10.35	N/A	N/A	N/A
End of period	$10.79	$9.71	$11.50	$11.05	$10.46	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,317	6,317	6,647	6,944	7,245	N/A	N/A	N/A

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	$9.34	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.24	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,037	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate
Division835
Accumulation unit value:
Beginning of period	$9.48	$12.29	$11.66	$10.78	$10.34	N/A	N/A	N/A
End of period	$11.01	$9.48	$12.29	$11.66	$10.78	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,200	40,586	40,910	41,201	41,497	N/A	N/A	N/A

JNL/S&P Managed Moderate
Growth Division433
Accumulation unit value:
Beginning of period	$10.40	$14.64	$13.77	$12.53	$12.03	$11.21	$10.75	N/A
End of period	$12.57	$10.40	$14.64	$13.77	$12.53	$12.03	$11.21	N/A
Accumulation units outstanding
at the end of period	44,889	6,465	24,037	25,279	40,156	9,302	9,302	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	$20.84	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$23.65	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,303	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Money Market
Division511
Accumulation unit value:
Beginning of period	$12.08	$12.07	$11.77	$11.50	$11.44	$11.57	N/A	N/A
End of period	$11.85	$12.08	$12.07	$11.77	$11.50	$11.44	N/A	N/A
Accumulation units outstanding
at the end of period	4,593	26,961	9,152	9,152	9,152	9,152	N/A	N/A

JNL/Select Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established
Growth Division901
Accumulation unit value:
Beginning of period	$16.82	$30.06	$27.88	$25.04	$23.95	N/A	N/A	N/A
End of period	$23.64	$16.82	$30.06	$27.88	$25.04	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,155	1,092	1,149	1,200	1,252	N/A	N/A	N/A

JNL/T.Rowe Price Mid-Cap
Growth Division759
Accumulation unit value:
Beginning of period	$24.39	$41.96	$36.56	$34.96	$30.39	N/A	N/A	N/A
End of period	$35.07	$24.39	$41.96	$36.56	$34.96	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	424	1,462	1,501	1,522	1,542	N/A	N/A	N/A

JNL/T.Rowe Price Short-Term
Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value
Division759
Accumulation unit value:
Beginning of period	$9.00	$15.43	$15.63	$13.30	$12.63	N/A	N/A	N/A
End of period	$12.08	$9.00	$15.43	$15.63	$13.30	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,029	4,485	4,591	4,687	4,783	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.12%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real
Estate Division1163
Accumulation unit value:
Beginning of period	$8.07	$12.82	$15.40	$14.12	N/A	N/A	N/A	N/A
End of period	$10.47	$8.07	$12.82	$15.40	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	5,745	N/A	N/A	N/A	N/A

JNL/AIM International
Growth Division996
Accumulation unit value:
Beginning of period	$10.17	$17.58	$16.36	$14.12	N/A	N/A	N/A	N/A
End of period	$13.63	$10.17	$17.58	$16.36	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	1,718	N/A	N/A	N/A	N/A

JNL/AIM Large Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division713
Accumulation unit value:
Beginning of period	$8.55	$12.18	$11.53	$10.63	$9.86	$9.65	N/A	N/A
End of period	$10.26	$8.55	$12.18	$11.53	$10.63	$9.86	N/A	N/A
Accumulation units outstanding
at the end of period	1,626	1,627	5,554	1,100	1,100	1,100	N/A	N/A

JNL/Capital Guardian
Global Diversified Research Division
Accumulation unit value:
Beginning of period	$15.94	$26.16	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$21.57	$15.94	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,259	3,025	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division721
Accumulation unit value:
Beginning of period	$15.90	$27.47	$25.57	$24.97	$24.36	$23.96	N/A	N/A
End of period	$20.98	$15.90	$27.47	$25.57	$24.97	$24.36	N/A	N/A
Accumulation units outstanding
at the end of period	1,113	1,217	1,217	1,545	2,965	468	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	$6.50	$12.97	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.55	$6.50	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,478	2,961	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division628

Accumulation unit value:
Beginning of period	$10.59	$17.75	$18.03	$16.39	$16.19	$14.47	N/A	N/A
End of period	$13.88	$10.59	$17.75	$18.03	$16.39	$16.19	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/Eagle SmallCap Equity
Division610
Accumulation unit value:
Beginning of period	$14.43	$23.88	$21.76	$18.51	$18.44	$16.71	N/A	N/A
End of period	$19.14	$14.43	$23.88	$21.76	$18.51	$18.44	N/A	N/A
Accumulation units outstanding
at the end of period	1,464	1,600	1,907	2,652	4,354	6,142	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	$6.18	$9.89	$10.43	N/A	N/A	N/A	N/A	N/A
End of period	$7.88	$6.18	$9.89	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	5,385	5,813	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	$5.73	$9.86	$10.50	N/A	N/A	N/A	N/A	N/A
End of period	$7.34	$5.73	$9.86	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	8,389	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division668
Accumulation unit value:
Beginning of period	$17.41	$18.75	$17.90	$17.47	$17.38	$16.98	N/A	N/A
End of period	$19.46	$17.41	$18.75	$17.90	$17.47	$17.38	N/A	N/A
Accumulation units outstanding
at the end of period	64	156	152	152	152	152	N/A	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division610
Accumulation unit value:
Beginning of period	$8.90	$16.38	$14.94	$11.57	$9.96	$8.64	N/A	N/A
End of period	$11.34	$8.90	$16.38	$14.94	$11.57	$9.96	N/A	N/A
Accumulation units outstanding
at the end of period	1,091	1,091	8,624	15,084	9,402	11,690	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division668
Accumulation unit value:
Beginning of period	$16.00	$15.34	$14.73	$14.57	$14.54	$14.51	N/A	N/A
End of period	$16.24	$16.00	$15.34	$14.73	$14.57	$14.54	N/A	N/A
Accumulation units outstanding
at the end of period	306	410	409	409	409	410	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division1071
Accumulation unit value:
Beginning of period	$6.84	$13.98	$10.84	$9.48	N/A	N/A	N/A	N/A
End of period	$11.50	$6.84	$13.98	$10.84	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,671	1,870	-	-	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity
Division668
Accumulation unit value:
Beginning of period	$11.17	$18.70	$19.61	$17.49	$16.41	$14.42	N/A	N/A
End of period	$15.28	$11.17	$18.70	$19.61	$17.49	$16.41	N/A	N/A
Accumulation units outstanding
at the end of period	616	793	799	774	775	775	N/A	N/A

JNL/Lazard Small Cap
Equity Division695
Accumulation unit value:
Beginning of period	$8.95	$14.89	$16.32	$14.27	$13.93	$12.68	N/A	N/A
End of period	$8.44	$8.95	$14.89	$16.32	$14.27	$13.93	N/A	N/A
Accumulation units outstanding
at the end of period	-	647	647	616	616	617	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1059

Accumulation unit value:
Beginning of period	$7.27	$11.47	$12.05	$11.57	N/A	N/A	N/A	N/A
End of period	$10.89	$7.27	$11.47	$12.05	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,652	11,577	11,834	22,470	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division509

Accumulation unit value:
Beginning of period	$11.64	$11.47	$11.01	$10.85	$10.88	$10.79	N/A	N/A
End of period	$12.05	$11.64	$11.47	$11.01	$10.85	$10.88	N/A	N/A
Accumulation units outstanding
at the end of period	815	992	1,119	1,056	1,005	883	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division1182
Accumulation unit value:
Beginning of period	$3.49	$5.90	$5.78	$5.58	N/A	N/A	N/A	N/A
End of period	$4.29	$3.49	$5.90	$5.78	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	14,903	2,418	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands
Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division1450

Accumulation unit value:
Beginning of period	$5.13	$10.35	$10.99	N/A	N/A	N/A	N/A	N/A
End of period	$6.04	$5.13	$10.35	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	7,236	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P
500 Stock Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector
Division656
Accumulation unit value:
Beginning of period	$9.01	$11.99	$11.39	$10.94	$10.39	$10.18	N/A	N/A
End of period	$10.68	$9.01	$11.99	$11.39	$10.94	$10.39	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	1,059	8,330	8,330	8,617	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division509
Accumulation unit value:
Beginning of period	$10.97	$19.62	$18.16	$14.77	$13.31	$11.48	N/A	N/A
End of period	$13.88	$10.97	$19.62	$18.16	$14.77	$13.31	N/A	N/A
Accumulation units outstanding
at the end of period	958	908	867	5,941	1,016	990	N/A	N/A

JNL/MCM JNL 5 Division805

Accumulation unit value:
Beginning of period	$7.67	$13.63	$13.73	$11.80	$10.90	N/A	N/A	N/A
End of period	$9.32	$7.67	$13.63	$13.73	$11.80	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	20,963	43,183	45,493	-	-	N/A	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector
Division713
Accumulation unit value:
Beginning of period	$21.40	$35.18	$26.56	$22.46	$16.77	$17.30	N/A	N/A
End of period	$25.16	$21.40	$35.18	$26.56	$22.46	$16.77	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,259	405	405	729	636	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap
Index Division509
Accumulation unit value:
Beginning of period	$9.53	$15.60	$14.83	$13.81	$12.59	$11.20	N/A	N/A
End of period	$12.88	$9.53	$15.60	$14.83	$13.81	$12.59	N/A	N/A
Accumulation units outstanding
at the end of period	1,062	1,014	1,024	7,006	6,990	7,397	N/A	N/A

JNL/MCM S&P 500 Index Division509

Accumulation unit value:
Beginning of period	$7.43	$12.17	$11.85	$10.52	$10.29	$9.66	N/A	N/A
End of period	$9.16	$7.43	$12.17	$11.85	$10.52	$10.29	N/A	N/A
Accumulation units outstanding
at the end of period	3,558	3,742	3,889	4,068	4,226	11,929	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Select Small-Cap
Division1224
Accumulation unit value:
Beginning of period	$10.44	$17.79	$19.97	N/A	N/A	N/A	N/A	N/A
End of period	$10.72	$10.44	$17.79	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,841	6,761	6,895	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index
Division509
Accumulation unit value:
Beginning of period	$9.25	$14.52	$15.15	$13.17	$12.91	$11.34	N/A	N/A
End of period	$11.53	$9.25	$14.52	$15.15	$13.17	$12.91	N/A	N/A
Accumulation units outstanding
at the end of period	1,785	1,069	1,076	1,927	1,908	1,904	N/A	N/A

JNL/MCM Technology Sector
Division723
Accumulation unit value:
Beginning of period	$3.68	$6.64	$5.92	$5.53	$5.52	$5.45	N/A	N/A
End of period	$5.90	$3.68	$6.64	$5.92	$5.53	$5.52	N/A	N/A
Accumulation units outstanding
at the end of period	10,054	595	848	849	849	850	N/A	N/A

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	$9.01	$16.26	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.12	$9.01	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	472	472	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global
Growth Division610
Accumulation unit value:
Beginning of period	$8.48	$14.66	$14.08	$12.30	$11.04	$9.68	N/A	N/A
End of period	$11.58	$8.48	$14.66	$14.08	$12.30	$11.04	N/A	N/A
Accumulation units outstanding
at the end of period	421	525	1,436	6,279	3,129	8,071	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.24	$11.46	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.76	$10.24	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	26,627	34,154	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return
Bond Division668
Accumulation unit value:
Beginning of period	$14.06	$14.30	$13.50	$13.32	$13.30	$13.25	N/A	N/A
End of period	$15.89	$14.06	$14.30	$13.50	$13.32	$13.30	N/A	N/A
Accumulation units outstanding
at the end of period	2,953	4,152	195	195	195	195	N/A	N/A

JNL/PPM America Core
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High
Yield Bond Division674
Accumulation unit value:
Beginning of period	$8.81	$12.99	$13.42	$12.40	$12.46	$12.13	N/A	N/A
End of period	$12.61	$8.81	$12.99	$13.42	$12.40	$12.46	N/A	N/A
Accumulation units outstanding
at the end of period	425	623	589	589	6,866	6,495	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division705
Accumulation unit value:
Beginning of period	$10.04	$19.42	$21.02	$19.00	$18.50	$18.09	N/A	N/A
End of period	$14.21	$10.04	$19.42	$21.02	$19.00	$18.50	N/A	N/A
Accumulation units outstanding
at the end of period	184	185	185	185	185	185	N/A	N/A

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	$8.30	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.67	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	10,139	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division630
Accumulation unit value:
Beginning of period	$9.24	$15.51	$14.52	$12.83	$12.08	$10.78	N/A	N/A
End of period	$11.85	$9.24	$15.51	$14.52	$12.83	$12.08	N/A	N/A
Accumulation units outstanding
at the end of period	29,028	29,032	32,210	35,359	39,663	41,099	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Conservative
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth
Division587
Accumulation unit value:
Beginning of period	$9.74	$15.39	$14.46	$12.94	$12.30	$11.25	N/A	N/A
End of period	$12.21	$9.74	$15.39	$14.46	$12.94	$12.30	N/A	N/A
Accumulation units outstanding
at the end of period	42,871	44,010	63,394	63,645	63,219	74,843	N/A	N/A

JNL/S&P Managed Moderate
Division895
Accumulation unit value:
Beginning of period	$9.47	$12.29	$11.65	$10.78	$10.55	N/A	N/A	N/A
End of period	$11.00	$9.47	$12.29	$11.65	$10.78	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	23,952	23,952	23,952	23,952	23,952	N/A	N/A	N/A

JNL/S&P Managed Moderate
Growth Division587
Accumulation unit value:
Beginning of period	$10.37	$14.62	$13.74	$12.51	$12.01	$11.11	N/A	N/A
End of period	$12.54	$10.37	$14.62	$13.74	$12.51	$12.01	N/A	N/A
Accumulation units outstanding
at the end of period	12,547	13,094	16,095	7,546	7,936	8,365	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division626

Accumulation unit value:
Beginning of period	$20.13	$25.94	$24.65	$22.15	$21.48	$19.74	N/A	N/A
End of period	$23.59	$20.13	$25.94	$24.65	$22.15	$21.48	N/A	N/A
Accumulation units outstanding
at the end of period	268	952	412	412	413	2,450	N/A	N/A

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division610

Accumulation unit value:
Beginning of period	$13.97	$21.41	$20.28	$17.13	$16.18	$14.85	N/A	N/A
End of period	$16.96	$13.97	$21.41	$20.28	$17.13	$16.18	N/A	N/A
Accumulation units outstanding
at the end of period	865	966	4,949	1,974	1,833	3,611	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Mid-Cap
Growth Division610
Accumulation unit value:
Beginning of period	$24.32	$41.86	$36.48	$34.89	$31.23	$28.43	N/A	N/A
End of period	$34.97	$24.32	$41.86	$36.48	$34.89	$31.23	N/A	N/A
Accumulation units outstanding
at the end of period	2,897	2,268	1,990	2,314	2,064	2,058	N/A	N/A

JNL/T.Rowe Price Short-Term
Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value
Division610
Accumulation unit value:
Beginning of period	$8.98	$15.41	$15.61	$13.28	$12.78	$11.67	N/A	N/A
End of period	$12.06	$8.98	$15.41	$15.61	$13.28	$12.78	N/A	N/A
Accumulation units outstanding
at the end of period	159	323	332	742	742	2,990	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.15%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real
Estate Division1169
Accumulation unit value:
Beginning of period	$8.06	$12.81	$15.40	$14.48	N/A	N/A	N/A	N/A
End of period	$10.45	$8.06	$12.81	$15.40	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,036	-	3,876	4,060	N/A	N/A	N/A	N/A

JNL/AIM International
Growth Division377
Accumulation unit value:
Beginning of period	$10.12	$17.51	$16.30	$13.59	$12.54	$11.01	$9.46	N/A
End of period	$13.57	$10.12	$17.51	$16.30	$13.59	$12.54	$11.01	N/A
Accumulation units outstanding
at the end of period	825	-	-	-	-	-	-	N/A

JNL/AIM Large Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM Small Cap Growth
Division357
Accumulation unit value:
Beginning of period	$8.91	$15.10	$13.85	$12.36	$11.65	$11.14	$9.45	N/A
End of period	$11.75	$8.91	$15.10	$13.85	$12.36	$11.65	$11.14	N/A
Accumulation units outstanding
at the end of period	1,758	1,950	2,103	2,225	2,362	2,362	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division411
Accumulation unit value:
Beginning of period	$8.53	$12.16	$11.51	$10.61	$9.85	$9.19	$8.74	N/A
End of period	$10.23	$8.53	$12.16	$11.51	$10.61	$9.85	$9.19	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	-	N/A

JNL/Capital Guardian
Global Diversified Research Division
Accumulation unit value:
Beginning of period	$20.35	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$21.48	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,402	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division544
Accumulation unit value:
Beginning of period	$15.83	$27.36	$25.48	$24.89	$24.29	$22.94	N/A	N/A
End of period	$20.89	$15.83	$27.36	$25.48	$24.89	$24.29	N/A	N/A
Accumulation units outstanding
at the end of period	97	142	464	476	479	582	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	$6.50	$13.62	$12.72	N/A	N/A	N/A	N/A	N/A
End of period	$9.54	$6.50	$13.62	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,329	503	3,677	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division441

Accumulation unit value:
Beginning of period	$10.55	$17.69	$17.97	$16.34	$16.15	$15.52	$14.34	N/A
End of period	$13.82	$10.55	$17.69	$17.97	$16.34	$16.15	$15.52	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	-	N/A

JNL/Eagle SmallCap Equity
Division441
Accumulation unit value:
Beginning of period	$14.37	$23.80	$21.69	$18.46	$18.39	$15.82	$15.01	N/A
End of period	$19.06	$14.37	$23.80	$21.69	$18.46	$18.39	$15.82	N/A
Accumulation units outstanding
at the end of period	3,266	1,608	1,727	1,821	1,930	1,930	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division
Accumulation unit value:
Beginning of period	$8.63	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.65	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,894	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	$7.01	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.40	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,110	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division634
Accumulation unit value:
Beginning of period	$17.33	$18.68	$17.84	$17.41	$17.33	$16.55	N/A	N/A
End of period	$19.37	$17.33	$18.68	$17.84	$17.41	$17.33	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	722	761	1,471	2,682	N/A	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division441
Accumulation unit value:
Beginning of period	$8.87	$16.33	$14.91	$11.54	$9.94	$8.29	$7.45	N/A
End of period	$11.30	$8.87	$16.33	$14.91	$11.54	$9.94	$8.29	N/A
Accumulation units outstanding
at the end of period	255	374	4,099	4,269	4,399	1,557	-	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division406
Accumulation unit value:
Beginning of period	$15.93	$15.28	$14.68	$14.52	$14.50	$14.26	$14.07	N/A
End of period	$16.17	$15.93	$15.28	$14.68	$14.52	$14.50	$14.26	N/A
Accumulation units outstanding
at the end of period	-	-	-	907	1,757	3,126	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division
Accumulation unit value:
Beginning of period	$7.04	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.48	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,000	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity
Division357
Accumulation unit value:
Beginning of period	$11.14	$18.64	$19.56	$17.45	$16.38	$13.42	$11.60	N/A
End of period	$15.22	$11.14	$18.64	$19.56	$17.45	$16.38	$13.42	N/A
Accumulation units outstanding
at the end of period	2,837	1,953	2,096	2,212	2,344	2,344	-	N/A

JNL/Lazard Small Cap
Equity Division406
Accumulation unit value:
Beginning of period	$8.93	$14.85	$16.28	$14.24	$13.90	$12.31	$11.34	N/A
End of period	$8.41	$8.93	$14.85	$16.28	$14.24	$13.90	$12.31	N/A
Accumulation units outstanding
at the end of period	-	520	1,121	1,151	1,160	1,543	-	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	$6.10	$8.78	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.44	$6.10	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	400	402	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1059

Accumulation unit value:
Beginning of period	$7.25	$11.44	$12.03	$11.54	N/A	N/A	N/A	N/A
End of period	$10.85	$7.25	$11.44	$12.03	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,273	4,776	5,633	16,362	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division882

Accumulation unit value:
Beginning of period	$11.62	$11.45	$10.99	$10.84	$10.85	N/A	N/A	N/A
End of period	$12.03	$11.62	$11.45	$10.99	$10.84	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,350	2,509	3,180	3,055	-	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands
Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P
500 Stock Index Division544
Accumulation unit value:
Beginning of period	$5.76	$9.45	$9.31	$8.14	$7.98	$7.29	N/A	N/A
End of period	$5.36	$5.76	$9.45	$9.31	$8.14	$7.98	N/A	N/A
Accumulation units outstanding
at the end of period	-	885	1,912	1,963	1,979	2,636	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector
Division634
Accumulation unit value:
Beginning of period	$8.99	$11.96	$11.36	$10.92	$10.37	$9.61	N/A	N/A
End of period	$10.64	$8.99	$11.96	$11.36	$10.92	$10.37	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	5,041	5,288	5,530	4,570	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division544
Accumulation unit value:
Beginning of period	$10.94	$19.59	$18.13	$14.75	$13.30	$11.56	N/A	N/A
End of period	$13.85	$10.94	$19.59	$18.13	$14.75	$13.30	N/A	N/A
Accumulation units outstanding
at the end of period	2,472	2,751	4,092	4,380	1,109	1,325	N/A	N/A

JNL/MCM JNL 5 Division807

Accumulation unit value:
Beginning of period	$7.66	$13.62	$13.72	$11.79	$10.79	N/A	N/A	N/A
End of period	$9.30	$7.66	$13.62	$13.72	$11.79	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	51,543	49,433	75,058	1,306	1,308	N/A	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	$6.27	$11.01	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.45	$6.27	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,654	1,755	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division1333
Accumulation unit value:
Beginning of period	$6.09	$11.51	$10.35	N/A	N/A	N/A	N/A	N/A
End of period	$8.11	$6.09	$11.51	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	4,336	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division

Accumulation unit value:
Beginning of period	$22.43	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$25.07	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	411	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap
Index Division544
Accumulation unit value:
Beginning of period	$9.51	$15.57	$14.80	$13.79	$12.58	$11.30	N/A	N/A
End of period	$12.85	$9.51	$15.57	$14.80	$13.79	$12.58	N/A	N/A
Accumulation units outstanding
at the end of period	2,847	3,118	7,528	7,873	5,721	5,572	N/A	N/A

JNL/MCM S&P 500 Index Division406

Accumulation unit value:
Beginning of period	$7.41	$12.15	$11.83	$10.50	$10.28	$9.54	$8.81	N/A
End of period	$9.14	$7.41	$12.15	$11.83	$10.50	$10.28	$9.54	N/A
Accumulation units outstanding
at the end of period	4,692	4,202	5,014	5,128	3,365	5,653	-	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Select Small-Cap
Division1224
Accumulation unit value:
Beginning of period	$10.41	$17.74	$19.93	N/A	N/A	N/A	N/A	N/A
End of period	$10.69	$10.41	$17.74	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,469	4,628	4,754	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index
Division547
Accumulation unit value:
Beginning of period	$9.23	$14.49	$15.12	$13.15	$12.89	$11.82	N/A	N/A
End of period	$11.50	$9.23	$14.49	$15.12	$13.15	$12.89	N/A	N/A
Accumulation units outstanding
at the end of period	4,075	2,926	3,615	2,646	337	556	N/A	N/A

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	$5.21	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$5.88	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,980	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30
Division1450
Accumulation unit value:
Beginning of period	$9.00	$17.50	$17.59	N/A	N/A	N/A	N/A	N/A
End of period	$10.10	$9.00	$17.50	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,879	4,175	3,413	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	$8.45	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.61	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,486	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global
Growth Division544
Accumulation unit value:
Beginning of period	$8.47	$14.63	$14.06	$12.28	$11.03	$9.70	N/A	N/A
End of period	$11.55	$8.47	$14.63	$14.06	$12.28	$11.03	N/A	N/A
Accumulation units outstanding
at the end of period	1,067	333	1,097	1,127	1,134	1,382	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.11	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.75	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	914	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return
Bond Division377
Accumulation unit value:
Beginning of period	$14.01	$14.26	$13.46	$13.29	$13.27	$12.98	$12.78	N/A
End of period	$15.83	$14.01	$14.26	$13.46	$13.29	$13.27	$12.98	N/A
Accumulation units outstanding
at the end of period	1,268	-	-	-	-	180	-	N/A

JNL/PPM America Core
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High
Yield Bond Division674
Accumulation unit value:
Beginning of period	$8.78	$12.95	$13.38	$12.37	$12.43	$12.10	N/A	N/A
End of period	$12.57	$8.78	$12.95	$13.38	$12.37	$12.43	N/A	N/A
Accumulation units outstanding
at the end of period	3,199	275	5,333	5,574	5,792	5,109	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division465
Accumulation unit value:
Beginning of period	$10.00	$19.35	$20.95	$18.94	$18.44	$17.17	$16.42	N/A
End of period	$14.15	$10.00	$19.35	$20.95	$18.94	$18.44	$17.17	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	-	N/A

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division377
Accumulation unit value:
Beginning of period	$9.21	$15.47	$14.48	$12.80	$12.05	$10.94	$9.89	N/A
End of period	$11.81	$9.21	$15.47	$14.48	$12.80	$12.05	$10.94	N/A
Accumulation units outstanding
at the end of period	4,656	4,756	5,431	30,293	30,303	31,198	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Conservative
Division946
Accumulation unit value:
Beginning of period	$9.69	$11.48	$11.04	$10.45	$10.28	N/A	N/A	N/A
End of period	$10.77	$9.69	$11.48	$11.04	$10.45	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	9,003	10,424	11,802	N/A	N/A	N/A

JNL/S&P Managed Growth
Division377
Accumulation unit value:
Beginning of period	$9.71	$15.34	$14.42	$12.91	$12.27	$11.26	$10.33	N/A
End of period	$12.17	$9.71	$15.34	$14.42	$12.91	$12.27	$11.26	N/A
Accumulation units outstanding
at the end of period	-	3,358	7,689	7,691	8,054	8,433	-	N/A

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate
Growth Division377
Accumulation unit value:
Beginning of period	$10.34	$14.57	$13.71	$12.48	$11.99	$11.18	$10.41	N/A
End of period	$12.49	$10.34	$14.57	$13.71	$12.48	$11.99	$11.18	N/A
Accumulation units outstanding
at the end of period	197	290	950	976	981	1,197	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division377

Accumulation unit value:
Beginning of period	$20.05	$25.84	$24.56	$22.08	$21.42	$19.74	$18.06	N/A
End of period	$23.48	$20.05	$25.84	$24.56	$22.08	$21.42	$19.74	N/A
Accumulation units outstanding
at the end of period	486	163	1,264	1,300	1,303	1,424	-	N/A

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division406

Accumulation unit value:
Beginning of period	$13.95	$21.38	$20.26	$17.12	$16.17	$14.39	$12.90	N/A
End of period	$16.93	$13.95	$21.38	$20.26	$17.12	$16.17	$14.39	N/A
Accumulation units outstanding
at the end of period	2,537	2,699	3,393	3,560	3,732	3,898	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established
Growth Division544
Accumulation unit value:
Beginning of period	$16.71	$29.87	$27.72	$24.91	$23.99	$22.21	N/A	N/A
End of period	$23.47	$16.71	$29.87	$27.72	$24.91	$23.99	N/A	N/A
Accumulation units outstanding
at the end of period	195	286	936	493	495	603	N/A	N/A

JNL/T.Rowe Price Mid-Cap
Growth Division406
Accumulation unit value:
Beginning of period	$24.22	$41.70	$36.35	$34.78	$31.14	$26.96	$25.21	N/A
End of period	$34.81	$24.22	$41.70	$36.35	$34.78	$31.14	$26.96	N/A
Accumulation units outstanding
at the end of period	2,635	1,740	2,140	2,252	2,368	2,456	-	N/A

JNL/T.Rowe Price Short-Term
Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value
Division544
Accumulation unit value:
Beginning of period	$8.96	$15.38	$15.58	$13.26	$12.76	$11.23	N/A	N/A
End of period	$12.02	$8.96	$15.38	$15.58	$13.26	$12.76	N/A	N/A
Accumulation units outstanding
at the end of period	1,050	284	941	966	972	1,185	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.16%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JNL Institutional Alt
50 Division2062
Accumulation unit value:
Beginning of period	$11.06	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.36	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,626	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt
65 Division2167
Accumulation unit value:
Beginning of period	$13.60	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.75	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,234	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real
Estate Division909
Accumulation unit value:
Beginning of period	$8.06	$12.80	$15.39	$11.53	$11.31	N/A	N/A	N/A
End of period	$10.45	$8.06	$12.80	$15.39	$11.53	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	24,325	17,332	23,871	16,896	3,092	N/A	N/A	N/A

JNL/AIM International
Growth Division728
Accumulation unit value:
Beginning of period	$10.11	$17.49	$16.28	$13.57	$12.53	$12.05	N/A	N/A
End of period	$13.55	$10.11	$17.49	$16.28	$13.57	$12.53	N/A	N/A
Accumulation units outstanding
at the end of period	16,814	7,772	6,532	6,348	3,105	714	N/A	N/A

JNL/AIM Large Cap Growth
Division726
Accumulation unit value:
Beginning of period	$8.36	$13.70	$12.10	$11.46	$10.92	$10.89	N/A	N/A
End of period	$10.17	$8.36	$13.70	$12.10	$11.46	$10.92	N/A	N/A
Accumulation units outstanding
at the end of period	6,329	6,122	5,901	5,155	1,427	909	N/A	N/A

JNL/AIM Small Cap Growth
Division728
Accumulation unit value:
Beginning of period	$8.90	$15.09	$13.84	$12.35	$11.64	$11.44	N/A	N/A
End of period	$11.74	$8.90	$15.09	$13.84	$12.35	$11.64	N/A	N/A
Accumulation units outstanding
at the end of period	8,513	2,935	3,237	3,832	116	301	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division747
Accumulation unit value:
Beginning of period	$8.51	$12.13	$11.48	$10.59	$9.66	N/A	N/A	N/A
End of period	$10.20	$8.51	$12.13	$11.48	$10.59	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	26,072	25,141	22,585	13,252	4,122	N/A	N/A	N/A

JNL/Capital Guardian
Global Diversified Research Division773
Accumulation unit value:
Beginning of period	$15.85	$28.15	$23.85	$21.51	$20.63	N/A	N/A	N/A
End of period	$21.44	$15.85	$28.15	$23.85	$21.51	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,754	3,698	3,984	979	1,021	N/A	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	$4.45	$8.67	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.64	$4.45	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	21,751	570	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division801
Accumulation unit value:
Beginning of period	$15.81	$27.33	$25.45	$24.86	$22.43	N/A	N/A	N/A
End of period	$20.86	$15.81	$27.33	$25.45	$24.86	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	12,329	7,992	5,957	2,190	237	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	$6.50	$13.62	$10.27	N/A	N/A	N/A	N/A	N/A
End of period	$9.54	$6.50	$13.62	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	55,416	48,074	35,283	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	$6.48	$10.49	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.92	$6.48	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,391	373	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division747

Accumulation unit value:
Beginning of period	$10.54	$17.67	$17.95	$16.33	$15.79	N/A	N/A	N/A
End of period	$13.81	$10.54	$17.67	$17.95	$16.33	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,240	3,137	3,773	3,682	910	N/A	N/A	N/A

JNL/Eagle SmallCap Equity
Division726
Accumulation unit value:
Beginning of period	$14.35	$23.77	$21.67	$18.44	$18.38	$17.91	N/A	N/A
End of period	$19.03	$14.35	$23.77	$21.67	$18.44	$18.38	N/A	N/A
Accumulation units outstanding
at the end of period	2,372	2,306	2,445	1,905	767	70	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	$6.18	$9.88	$10.32	N/A	N/A	N/A	N/A	N/A
End of period	$7.87	$6.18	$9.88	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	46,448	43,421	53,193	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	$5.73	$9.86	$10.36	N/A	N/A	N/A	N/A	N/A
End of period	$7.33	$5.73	$9.86	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	20,066	20,095	12,830	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division1066
Accumulation unit value:
Beginning of period	$7.42	$10.79	$10.82	$10.01	N/A	N/A	N/A	N/A
End of period	$9.65	$7.42	$10.79	$10.82	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	39,845	44,938	42,128	14,451	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	$5.96	$9.82	$10.37	N/A	N/A	N/A	N/A	N/A
End of period	$7.40	$5.96	$9.82	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	13,375	10,510	10,422	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division942
Accumulation unit value:
Beginning of period	$7.53	$11.50	$12.53	$10.87	$10.26	N/A	N/A	N/A
End of period	$9.84	$7.53	$11.50	$12.53	$10.87	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	11,825	12,149	13,483	9,647	1,113	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division719
Accumulation unit value:
Beginning of period	$17.31	$18.65	$17.81	$17.39	$17.31	$17.21	N/A	N/A
End of period	$19.34	$17.31	$18.65	$17.81	$17.39	$17.31	N/A	N/A
Accumulation units outstanding
at the end of period	13,145	5,308	7,205	7,356	5,407	501	N/A	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division1906
Accumulation unit value:
Beginning of period	$9.63	$9.81	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.59	$9.63	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,611	38	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division879
Accumulation unit value:
Beginning of period	$8.00	$12.79	$12.72	$11.23	$11.12	N/A	N/A	N/A
End of period	$10.39	$8.00	$12.79	$12.72	$11.23	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	13,570	14,848	11,118	8,149	2,370	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division771
Accumulation unit value:
Beginning of period	$8.86	$16.32	$14.89	$11.53	$10.10	N/A	N/A	N/A
End of period	$11.29	$8.86	$16.32	$14.89	$11.53	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	23,597	21,367	18,931	16,116	8,359	N/A	N/A	N/A

JNL/JPMorgan MidCap
Growth Division1006
Accumulation unit value:
Beginning of period	$12.78	$23.50	$22.25	$21.26	N/A	N/A	N/A	N/A
End of period	$17.88	$12.78	$23.50	$22.25	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	14,610	1,342	2,576	1,192	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division728
Accumulation unit value:
Beginning of period	$15.91	$15.26	$14.66	$14.51	$14.48	$14.48	N/A	N/A
End of period	$16.14	$15.91	$15.26	$14.66	$14.51	$14.48	N/A	N/A
Accumulation units outstanding
at the end of period	15,885	20,849	12,566	9,811	4,847	356	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division1066
Accumulation unit value:
Beginning of period	$6.83	$13.97	$10.83	$10.15	N/A	N/A	N/A	N/A
End of period	$11.48	$6.83	$13.97	$10.83	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	26,152	18,812	13,719	4,213	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity
Division726
Accumulation unit value:
Beginning of period	$11.13	$18.63	$19.54	$17.43	$16.37	$16.19	N/A	N/A
End of period	$15.21	$11.13	$18.63	$19.54	$17.43	$16.37	N/A	N/A
Accumulation units outstanding
at the end of period	10,193	10,297	13,553	5,528	4,876	652	N/A	N/A

JNL/Lazard Small Cap
Equity Division726
Accumulation unit value:
Beginning of period	$8.92	$14.83	$16.27	$14.23	$13.89	$13.78	N/A	N/A
End of period	$8.40	$8.92	$14.83	$16.27	$14.23	$13.89	N/A	N/A
Accumulation units outstanding
at the end of period	-	5,802	10,184	8,862	1,699	91	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	$9.41	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.05	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	437	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	$6.10	$6.60	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.44	$6.10	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,204	541	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1059

Accumulation unit value:
Beginning of period	$7.24	$11.43	$12.02	$11.54	N/A	N/A	N/A	N/A
End of period	$10.84	$7.24	$11.43	$12.02	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	17,016	19,009	22,816	48,047	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division782

Accumulation unit value:
Beginning of period	$11.61	$11.44	$10.99	$10.83	$10.82	N/A	N/A	N/A
End of period	$12.02	$11.61	$11.44	$10.99	$10.83	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	9,291	6,717	8,826	6,416	3,379	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division909
Accumulation unit value:
Beginning of period	$3.47	$5.88	$5.76	$4.33	$4.32	N/A	N/A	N/A
End of period	$4.27	$3.47	$5.88	$5.76	$4.33	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	18,369	17,611	15,643	12,897	4,394	N/A	N/A	N/A

JNL/MCM Consumer Brands
Sector Division876
Accumulation unit value:
Beginning of period	$6.73	$10.01	$11.10	$10.00	$10.41	N/A	N/A	N/A
End of period	$8.77	$6.73	$10.01	$11.10	$10.00	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,826	7,042	1,271	1,337	1,274	N/A	N/A	N/A

JNL/MCM Dow Dividend Division1450

Accumulation unit value:
Beginning of period	$5.13	$10.34	$10.98	N/A	N/A	N/A	N/A	N/A
End of period	$6.03	$5.13	$10.34	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	107,816	62,289	35,433	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P
500 Stock Index Division773
Accumulation unit value:
Beginning of period	$5.75	$9.45	$9.30	$8.14	$7.90	N/A	N/A	N/A
End of period	$5.35	$5.75	$9.45	$9.30	$8.14	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	7,010	7,560	7,428	127	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	$8.53	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.84	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,371	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector
Division876
Accumulation unit value:
Beginning of period	$5.49	$11.37	$14.06	$12.11	$11.65	N/A	N/A	N/A
End of period	$6.38	$5.49	$11.37	$14.06	$12.11	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	28,217	10,163	3,985	5,578	634	N/A	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector
Division807
Accumulation unit value:
Beginning of period	$8.98	$11.95	$11.35	$10.91	$10.52	N/A	N/A	N/A
End of period	$10.63	$8.98	$11.95	$11.35	$10.91	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	36,920	32,935	11,500	13,321	9,990	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	$6.76	$7.14	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.29	$6.76	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,924	3,714	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division948
Accumulation unit value:
Beginning of period	$10.93	$19.58	$18.12	$14.74	$13.95	N/A	N/A	N/A
End of period	$13.83	$10.93	$19.58	$18.12	$14.74	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	15,712	11,939	14,130	9,550	1,492	N/A	N/A	N/A

JNL/MCM JNL 5 Division722

Accumulation unit value:
Beginning of period	$7.65	$13.61	$13.71	$11.79	$10.89	$10.53	N/A	N/A
End of period	$9.30	$7.65	$13.61	$13.71	$11.79	$10.89	N/A	N/A
Accumulation units outstanding
at the end of period	283,734	284,718	321,452	201,679	64,965	1,180	N/A	N/A

JNL/MCM JNL Optimized
5 Division1156
Accumulation unit value:
Beginning of period	$6.26	$11.87	$10.68	$9.87	N/A	N/A	N/A	N/A
End of period	$8.44	$6.26	$11.87	$10.68	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	42,886	26,104	26,938	154	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Nasdaq 25 Division1450

Accumulation unit value:
Beginning of period	$7.16	$12.51	$12.13	N/A	N/A	N/A	N/A	N/A
End of period	$9.40	$7.16	$12.51	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	22,186	17,400	4,387	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division1329
Accumulation unit value:
Beginning of period	$6.09	$11.51	$10.55	N/A	N/A	N/A	N/A	N/A
End of period	$8.11	$6.09	$11.51	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	34,508	26,126	6,582	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector
Division719
Accumulation unit value:
Beginning of period	$21.31	$35.05	$26.47	$22.39	$16.73	$16.44	N/A	N/A
End of period	$25.04	$21.31	$35.05	$26.47	$22.39	$16.73	N/A	N/A
Accumulation units outstanding
at the end of period	25,213	24,939	17,922	13,868	6,039	141	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	$9.30	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.61	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	92	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 24 Division1450

Accumulation unit value:
Beginning of period	$7.04	$10.69	$10.88	N/A	N/A	N/A	N/A	N/A
End of period	$8.18	$7.04	$10.69	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,515	897	2,998	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap
Index Division747
Accumulation unit value:
Beginning of period	$9.51	$15.56	$14.80	$13.79	$12.13	N/A	N/A	N/A
End of period	$12.84	$9.51	$15.56	$14.80	$13.79	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	12,737	14,283	18,938	11,244	2,306	N/A	N/A	N/A

JNL/MCM S&P 500 Index Division726

Accumulation unit value:
Beginning of period	$7.41	$12.14	$11.82	$10.50	$10.28	$10.23	N/A	N/A
End of period	$9.13	$7.41	$12.14	$11.82	$10.50	$10.28	N/A	N/A
Accumulation units outstanding
at the end of period	74,870	53,427	49,349	41,743	13,147	367	N/A	N/A

JNL/MCM S&P SMid 60 Division1306

Accumulation unit value:
Beginning of period	$6.01	$8.80	$10.18	N/A	N/A	N/A	N/A	N/A
End of period	$9.50	$6.01	$8.80	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	28,564	20,279	3,814	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Select Small-Cap
Division1224
Accumulation unit value:
Beginning of period	$10.40	$17.73	$19.91	N/A	N/A	N/A	N/A	N/A
End of period	$10.68	$10.40	$17.73	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,386	3,833	4,111	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index
Division782
Accumulation unit value:
Beginning of period	$9.22	$14.48	$15.12	$13.15	$12.59	N/A	N/A	N/A
End of period	$11.49	$9.22	$14.48	$15.12	$13.15	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	21,394	27,380	14,283	13,091	1,546	N/A	N/A	N/A

JNL/MCM Technology Sector
Division909
Accumulation unit value:
Beginning of period	$3.67	$6.62	$5.91	$5.52	$5.48	N/A	N/A	N/A
End of period	$5.88	$3.67	$6.62	$5.91	$5.52	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	74,869	18,473	20,517	11,575	3,270	N/A	N/A	N/A

JNL/MCM Value Line 30
Division1450
Accumulation unit value:
Beginning of period	$9.00	$17.49	$17.59	N/A	N/A	N/A	N/A	N/A
End of period	$10.10	$9.00	$17.49	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	49,470	61,995	76,119	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM VIP Division719

Accumulation unit value:
Beginning of period	$7.91	$14.14	$13.04	$11.88	$11.06	$10.78	N/A	N/A
End of period	$9.60	$7.91	$14.14	$13.04	$11.88	$11.06	N/A	N/A
Accumulation units outstanding
at the end of period	22,073	20,258	17,686	16,209	10,755	1,078	N/A	N/A

JNL/Oppenheimer Global
Growth Division719
Accumulation unit value:
Beginning of period	$8.46	$14.62	$14.05	$12.27	$11.02	$10.86	N/A	N/A
End of period	$11.54	$8.46	$14.62	$14.05	$12.27	$11.02	N/A	N/A
Accumulation units outstanding
at the end of period	32,202	33,261	33,630	28,693	10,741	1,213	N/A	N/A

JNL/PAM Asia ex-Japan
Division1832
Accumulation unit value:
Beginning of period	$4.78	$7.93	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.93	$4.78	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	7,201	1,251	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division1820

Accumulation unit value:
Beginning of period	$4.13	$7.17	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.37	$4.13	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	24,485	5,933	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.23	$10.86	$10.69	N/A	N/A	N/A	N/A	N/A
End of period	$11.74	$10.23	$10.86	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	28,027	21,771	418	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return
Bond Division747
Accumulation unit value:
Beginning of period	$13.99	$14.24	$13.44	$13.28	$13.26	N/A	N/A	N/A
End of period	$15.81	$13.99	$14.24	$13.44	$13.28	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	50,241	35,490	26,311	14,098	11,996	N/A	N/A	N/A

JNL/PPM America Core
Equity Division
Accumulation unit value:
Beginning of period	$11.75	$20.18	$22.61	N/A	N/A	N/A	N/A	N/A
End of period	$14.56	$11.75	$20.18	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	66	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High
Yield Bond Division719
Accumulation unit value:
Beginning of period	$8.76	$12.93	$13.36	$12.35	$12.41	$12.33	N/A	N/A
End of period	$12.55	$8.76	$12.93	$13.36	$12.35	$12.41	N/A	N/A
Accumulation units outstanding
at the end of period	16,130	11,312	15,669	12,145	4,201	744	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Mid
Cap Value Division1773
Accumulation unit value:
Beginning of period	$5.61	$10.39	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.09	$5.61	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,151	271	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small
Cap Value Division1773
Accumulation unit value:
Beginning of period	$6.21	$10.38	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.15	$6.21	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	272	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division747
Accumulation unit value:
Beginning of period	$9.97	$19.30	$20.90	$18.89	$18.08	N/A	N/A	N/A
End of period	$14.11	$9.97	$19.30	$20.90	$18.89	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,711	1,382	6,485	3,234	57	N/A	N/A	N/A

JNL/Red Rocks Listed
Private Equity Division1906
Accumulation unit value:
Beginning of period	$5.91	$8.34	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.12	$5.91	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	744	134	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$6.63	$9.39	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.21	$6.63	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	76,256	27,936	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	$6.98	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.66	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	12,123	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	$6.21	$6.01	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.62	$6.21	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	17,435	3,181	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	$7.55	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.74	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,438	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	$7.66	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.02	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,935	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	$7.08	$9.07	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.55	$7.08	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	14,664	2,281	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	$5.14	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.56	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	735	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division719
Accumulation unit value:
Beginning of period	$9.20	$15.45	$14.47	$12.79	$12.05	$11.81	N/A	N/A
End of period	$11.80	$9.20	$15.45	$14.47	$12.79	$12.05	N/A	N/A
Accumulation units outstanding
at the end of period	34,766	34,370	34,325	33,597	16,148	14	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Conservative
Division748
Accumulation unit value:
Beginning of period	$9.69	$11.48	$11.03	$10.45	$10.26	N/A	N/A	N/A
End of period	$10.76	$9.69	$11.48	$11.03	$10.45	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	41,261	39,963	37,918	17,105	17,227	N/A	N/A	N/A

JNL/S&P Managed Growth
Division1185
Accumulation unit value:
Beginning of period	$9.69	$15.33	$14.41	$13.97	N/A	N/A	N/A	N/A
End of period	$12.15	$9.69	$15.33	$14.41	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	43,456	11,946	1,126	1,147	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate
Division759
Accumulation unit value:
Beginning of period	$9.46	$12.27	$11.64	$10.77	$10.39	N/A	N/A	N/A
End of period	$10.98	$9.46	$12.27	$11.64	$10.77	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	24,543	15,385	13,752	12,891	13,048	N/A	N/A	N/A

JNL/S&P Managed Moderate
Growth Division782
Accumulation unit value:
Beginning of period	$10.33	$14.56	$13.69	$12.47	$11.98	N/A	N/A	N/A
End of period	$12.48	$10.33	$14.56	$13.69	$12.47	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	34,554	35,389	53,430	64,697	52,133	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2015
Division1156
Accumulation unit value:
Beginning of period	$7.88	$11.52	$10.78	$10.16	N/A	N/A	N/A	N/A
End of period	$9.24	$7.88	$11.52	$10.78	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,335	1,346	454	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	$6.33	$9.65	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.85	$6.33	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	236	14,733	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division747

Accumulation unit value:
Beginning of period	$20.00	$25.78	$24.50	$22.03	$21.06	N/A	N/A	N/A
End of period	$23.42	$20.00	$25.78	$24.50	$22.03	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	14,546	7,000	8,674	5,584	2,301	N/A	N/A	N/A

JNL/Select Money Market
Division692
Accumulation unit value:
Beginning of period	$11.98	$11.98	$11.69	$11.43	$11.37	$11.38	N/A	N/A
End of period	$11.75	$11.98	$11.98	$11.69	$11.43	$11.37	N/A	N/A
Accumulation units outstanding
at the end of period	15,131	19,290	34,940	9,961	9,136	9,136	N/A	N/A

JNL/Select Value Division747

Accumulation unit value:
Beginning of period	$13.93	$21.35	$20.23	$17.10	$15.86	N/A	N/A	N/A
End of period	$16.90	$13.93	$21.35	$20.23	$17.10	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	7,034	14,488	6,352	4,382	896	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established
Growth Division747
Accumulation unit value:
Beginning of period	$16.69	$29.85	$27.70	$24.89	$23.35	N/A	N/A	N/A
End of period	$23.44	$16.69	$29.85	$27.70	$24.89	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	8,643	7,531	6,845	4,084	3,265	N/A	N/A	N/A

JNL/T.Rowe Price Mid-Cap
Growth Division728
Accumulation unit value:
Beginning of period	$24.19	$41.65	$36.31	$34.74	$31.11	$30.61	N/A	N/A
End of period	$34.76	$24.19	$41.65	$36.31	$34.74	$31.11	N/A	N/A
Accumulation units outstanding
at the end of period	15,033	8,946	13,757	5,988	3,212	169	N/A	N/A

JNL/T.Rowe Price Short-Term
Bond Division
Accumulation unit value:
Beginning of period	$9.59	$10.42	$10.22	N/A	N/A	N/A	N/A	N/A
End of period	$10.10	$9.59	$10.42	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	7,049	203	357	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value
Division747
Accumulation unit value:
Beginning of period	$8.96	$15.37	$15.58	$13.26	$12.42	N/A	N/A	N/A
End of period	$12.01	$8.96	$15.37	$15.58	$13.26	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	26,931	24,625	21,722	15,839	4,077	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.17%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real
Estate Division956
Accumulation unit value:
Beginning of period	$8.05	$12.80	$15.39	$11.53	$11.18	N/A	N/A	N/A
End of period	$10.44	$8.05	$12.80	$15.39	$11.53	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	425	494	696	898	420	N/A	N/A	N/A

JNL/AIM International
Growth Division739
Accumulation unit value:
Beginning of period	$10.10	$17.47	$16.26	$13.56	$12.26	N/A	N/A	N/A
End of period	$13.53	$10.10	$17.47	$16.26	$13.56	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	14,751	15,103	7,626	9,686	5,137	N/A	N/A	N/A

JNL/AIM Large Cap Growth
Division712
Accumulation unit value:
Beginning of period	$8.35	$13.69	$12.09	$11.45	$10.91	$10.67	N/A	N/A
End of period	$10.16	$8.35	$13.69	$12.09	$11.45	$10.91	N/A	N/A
Accumulation units outstanding
at the end of period	2,312	2,413	2,335	2,566	2,228	1,135	N/A	N/A

JNL/AIM Small Cap Growth
Division739
Accumulation unit value:
Beginning of period	$8.89	$15.08	$13.84	$12.35	$11.19	N/A	N/A	N/A
End of period	$11.73	$8.89	$15.08	$13.84	$12.35	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,743	1,181	1,243	2,118	11,306	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division712
Accumulation unit value:
Beginning of period	$8.51	$12.13	$11.49	$10.59	$9.83	$9.62	N/A	N/A
End of period	$10.20	$8.51	$12.13	$11.49	$10.59	$9.83	N/A	N/A
Accumulation units outstanding
at the end of period	23,600	24,047	31,113	18,970	15,165	2,518	N/A	N/A

JNL/Capital Guardian
Global Diversified Research Division905
Accumulation unit value:
Beginning of period	$15.83	$28.13	$23.83	$21.49	$20.89	N/A	N/A	N/A
End of period	$21.41	$15.83	$28.13	$23.83	$21.49	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,648	4,640	2,762	2,782	2,724	N/A	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division739
Accumulation unit value:
Beginning of period	$15.79	$27.29	$25.42	$24.83	$23.63	N/A	N/A	N/A
End of period	$20.83	$15.79	$27.29	$25.42	$24.83	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	90	90	4,926	5,507	486	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	$6.50	$13.61	$12.56	N/A	N/A	N/A	N/A	N/A
End of period	$9.53	$6.50	$13.61	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	9,866	7,978	1,900	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division773

Accumulation unit value:
Beginning of period	$10.53	$17.65	$17.93	$16.31	$15.77	N/A	N/A	N/A
End of period	$13.79	$10.53	$17.65	$17.93	$16.31	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,110	1,073	1,048	1,075	793	N/A	N/A	N/A

JNL/Eagle SmallCap Equity
Division759
Accumulation unit value:
Beginning of period	$14.34	$23.74	$21.65	$18.42	$17.86	N/A	N/A	N/A
End of period	$19.01	$14.34	$23.74	$21.65	$18.42	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	297	297	298	82	617	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	$6.18	$9.88	$10.05	N/A	N/A	N/A	N/A	N/A
End of period	$7.86	$6.18	$9.88	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	11,600	16,606	18,178	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	$5.73	$9.86	$10.36	N/A	N/A	N/A	N/A	N/A
End of period	$7.33	$5.73	$9.86	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,821	5,370	12,365	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division1193
Accumulation unit value:
Beginning of period	$7.41	$10.78	$10.82	$10.64	N/A	N/A	N/A	N/A
End of period	$9.64	$7.41	$10.78	$10.82	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,781	7,271	7,686	2,471	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	$5.96	$9.81	$10.37	N/A	N/A	N/A	N/A	N/A
End of period	$7.40	$5.96	$9.81	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,675	5,207	5,657	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division921
Accumulation unit value:
Beginning of period	$7.53	$11.50	$12.52	$10.87	$10.67	N/A	N/A	N/A
End of period	$9.84	$7.53	$11.50	$12.52	$10.87	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	658	707	666	645	651	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division773
Accumulation unit value:
Beginning of period	$17.29	$18.63	$17.79	$17.37	$17.35	N/A	N/A	N/A
End of period	$19.31	$17.29	$18.63	$17.79	$17.37	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	12,479	12,987	18,037	16,800	12,762	N/A	N/A	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division969
Accumulation unit value:
Beginning of period	$8.02	$12.83	$12.75	$11.24	$11.18	N/A	N/A	N/A
End of period	$10.42	$8.02	$12.83	$12.75	$11.24	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	25	25	25	25	2	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division759
Accumulation unit value:
Beginning of period	$8.85	$16.30	$14.88	$11.52	$9.84	N/A	N/A	N/A
End of period	$11.28	$8.85	$16.30	$14.88	$11.52	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	19,915	20,925	19,890	16,257	5,676	N/A	N/A	N/A

JNL/JPMorgan MidCap
Growth Division940
Accumulation unit value:
Beginning of period	$12.77	$23.49	$22.24	$20.28	$19.01	N/A	N/A	N/A
End of period	$17.87	$12.77	$23.49	$22.24	$20.28	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,051	376	302	320	249	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division791
Accumulation unit value:
Beginning of period	$15.89	$15.24	$14.64	$14.49	$14.35	N/A	N/A	N/A
End of period	$16.12	$15.89	$15.24	$14.64	$14.49	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	406	360	519	1,713	1,661	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division1071
Accumulation unit value:
Beginning of period	$6.83	$13.97	$10.83	$9.48	N/A	N/A	N/A	N/A
End of period	$11.48	$6.83	$13.97	$10.83	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,375	5,246	638	398	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity
Division773
Accumulation unit value:
Beginning of period	$11.11	$18.61	$19.53	$17.42	$16.04	N/A	N/A	N/A
End of period	$15.19	$11.11	$18.61	$19.53	$17.42	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,979	2,033	2,085	2,794	2,887	N/A	N/A	N/A

JNL/Lazard Small Cap
Equity Division773
Accumulation unit value:
Beginning of period	$8.91	$14.82	$16.25	$14.22	$13.52	N/A	N/A	N/A
End of period	$8.39	$8.91	$14.82	$16.25	$14.22	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,341	1,381	2,129	2,149	N/A	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division1426
Accumulation unit value:
Beginning of period	$6.10	$9.78	$10.34	N/A	N/A	N/A	N/A	N/A
End of period	$7.44	$6.10	$9.78	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	11,614	16,627	18,201	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1059

Accumulation unit value:
Beginning of period	$7.24	$11.42	$12.01	$11.53	N/A	N/A	N/A	N/A
End of period	$10.83	$7.24	$11.42	$12.01	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	16,289	20,028	19,301	19,381	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division774

Accumulation unit value:
Beginning of period	$11.60	$11.43	$10.98	$10.83	$10.86	N/A	N/A	N/A
End of period	$12.01	$11.60	$11.43	$10.98	$10.83	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,992	3,257	4,842	5,118	5,293	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division1182
Accumulation unit value:
Beginning of period	$3.47	$5.88	$5.76	$5.56	N/A	N/A	N/A	N/A
End of period	$4.27	$3.47	$5.88	$5.76	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,216	1,217	11,808	835	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands
Sector Division712
Accumulation unit value:
Beginning of period	$6.72	$10.00	$11.09	$9.99	$10.46	$10.16	N/A	N/A
End of period	$8.76	$6.72	$10.00	$11.09	$9.99	$10.46	N/A	N/A
Accumulation units outstanding
at the end of period	632	756	809	768	809	795	N/A	N/A

JNL/MCM Dow Dividend Division1450

Accumulation unit value:
Beginning of period	$5.12	$10.34	$10.98	N/A	N/A	N/A	N/A	N/A
End of period	$6.03	$5.12	$10.34	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	8,892	8,944	8,701	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P
500 Stock Index Division820
Accumulation unit value:
Beginning of period	$5.74	$9.44	$9.30	$8.13	$7.64	N/A	N/A	N/A
End of period	$5.35	$5.74	$9.44	$9.30	$8.13	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	2,785	3,088	3,290	3,459	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector
Division712
Accumulation unit value:
Beginning of period	$5.49	$11.36	$14.05	$12.10	$11.65	$11.26	N/A	N/A
End of period	$6.37	$5.49	$11.36	$14.05	$12.10	$11.65	N/A	N/A
Accumulation units outstanding
at the end of period	1,245	1,311	2,144	1,761	1,825	717	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector
Division712
Accumulation unit value:
Beginning of period	$8.97	$11.94	$11.34	$10.91	$10.36	$9.73	N/A	N/A
End of period	$10.62	$8.97	$11.94	$11.34	$10.91	$10.36	N/A	N/A
Accumulation units outstanding
at the end of period	10,724	10,976	11,094	9,972	5,356	1,243	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	$6.51	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.28	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	8,264	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division774
Accumulation unit value:
Beginning of period	$10.93	$19.56	$18.11	$14.74	$13.37	N/A	N/A	N/A
End of period	$13.82	$10.93	$19.56	$18.11	$14.74	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	9,738	10,223	17,177	9,387	6,505	N/A	N/A	N/A

JNL/MCM JNL 5 Division685

Accumulation unit value:
Beginning of period	$7.65	$13.61	$13.71	$11.79	$10.89	$9.78	N/A	N/A
End of period	$9.29	$7.65	$13.61	$13.71	$11.79	$10.89	N/A	N/A
Accumulation units outstanding
at the end of period	87,151	88,635	108,879	139,709	112,469	24,064	N/A	N/A

JNL/MCM JNL Optimized
5 Division1155
Accumulation unit value:
Beginning of period	$6.26	$11.87	$10.68	$9.83	N/A	N/A	N/A	N/A
End of period	$8.44	$6.26	$11.87	$10.68	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	9,250	7,312	476	419	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Nasdaq 25 Division1450

Accumulation unit value:
Beginning of period	$7.16	$12.51	$12.13	N/A	N/A	N/A	N/A	N/A
End of period	$9.39	$7.16	$12.51	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	387	388	389	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector
Division712
Accumulation unit value:
Beginning of period	$21.29	$35.02	$26.45	$22.38	$16.72	$17.15	N/A	N/A
End of period	$25.02	$21.29	$35.02	$26.45	$22.38	$16.72	N/A	N/A
Accumulation units outstanding
at the end of period	10,335	8,775	6,347	6,365	4,993	235	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 24 Division1450

Accumulation unit value:
Beginning of period	$7.03	$10.69	$10.88	N/A	N/A	N/A	N/A	N/A
End of period	$8.18	$7.03	$10.69	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,585	2,585	2,585	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap
Index Division774
Accumulation unit value:
Beginning of period	$9.50	$15.55	$14.79	$13.78	$12.52	N/A	N/A	N/A
End of period	$12.83	$9.50	$15.55	$14.79	$13.78	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,838	3,200	4,593	4,599	4,648	N/A	N/A	N/A

JNL/MCM S&P 500 Index Division774

Accumulation unit value:
Beginning of period	$7.40	$12.13	$11.82	$10.49	$10.16	N/A	N/A	N/A
End of period	$9.12	$7.40	$12.13	$11.82	$10.49	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	17,305	11,335	16,923	17,645	17,265	N/A	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Select Small-Cap
Division1224
Accumulation unit value:
Beginning of period	$10.39	$17.71	$19.90	N/A	N/A	N/A	N/A	N/A
End of period	$10.66	$10.39	$17.71	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,585	3,174	3,046	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index
Division774
Accumulation unit value:
Beginning of period	$9.21	$14.47	$15.11	$13.14	$12.38	N/A	N/A	N/A
End of period	$11.49	$9.21	$14.47	$15.11	$13.14	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	7,671	6,117	7,689	7,670	7,945	N/A	N/A	N/A

JNL/MCM Technology Sector
Division712
Accumulation unit value:
Beginning of period	$3.66	$6.62	$5.90	$5.52	$5.50	$5.41	N/A	N/A
End of period	$5.87	$3.66	$6.62	$5.90	$5.52	$5.50	N/A	N/A
Accumulation units outstanding
at the end of period	10,418	5,944	5,563	4,420	2,094	747	N/A	N/A

JNL/MCM Value Line 30
Division1450
Accumulation unit value:
Beginning of period	$8.99	$17.49	$17.58	N/A	N/A	N/A	N/A	N/A
End of period	$10.09	$8.99	$17.49	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	27,370	28,173	24,476	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM VIP Division810

Accumulation unit value:
Beginning of period	$7.91	$14.13	$13.04	$11.88	$10.42	N/A	N/A	N/A
End of period	$9.60	$7.91	$14.13	$13.04	$11.88	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	972	5,683	21,797	1,472	N/A	N/A	N/A

JNL/Oppenheimer Global
Growth Division712
Accumulation unit value:
Beginning of period	$8.45	$14.61	$14.04	$12.27	$11.02	$10.54	N/A	N/A
End of period	$11.53	$8.45	$14.61	$14.04	$12.27	$11.02	N/A	N/A
Accumulation units outstanding
at the end of period	1,761	1,802	1,792	3,111	1,860	765	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.23	$11.23	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.74	$10.23	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	26,579	31,344	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return
Bond Division773
Accumulation unit value:
Beginning of period	$13.98	$14.23	$13.43	$13.27	$13.25	N/A	N/A	N/A
End of period	$15.79	$13.98	$14.23	$13.43	$13.27	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	15,267	15,784	16,568	16,298	8,195	N/A	N/A	N/A

JNL/PPM America Core
Equity Division956
Accumulation unit value:
Beginning of period	$11.73	$20.15	$22.21	$19.95	$19.79	N/A	N/A	N/A
End of period	$14.54	$11.73	$20.15	$22.21	$19.95	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	2,433	2,434	2,464	235	N/A	N/A	N/A

JNL/PPM America High
Yield Bond Division773
Accumulation unit value:
Beginning of period	$8.75	$12.92	$13.35	$12.34	$12.47	N/A	N/A	N/A
End of period	$12.53	$8.75	$12.92	$13.35	$12.34	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,912	5,239	5,631	6,740	6,524	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division1184
Accumulation unit value:
Beginning of period	$9.97	$19.30	$20.90	$20.32	N/A	N/A	N/A	N/A
End of period	$14.10	$9.97	$19.30	$20.90	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	907	946	1,026	1,076	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive
Advantage Division1458
Accumulation unit value:
Beginning of period	$6.85	$9.91	$10.10	N/A	N/A	N/A	N/A	N/A
End of period	$9.66	$6.85	$9.91	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	18,610	19,151	20,964	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division697
Accumulation unit value:
Beginning of period	$9.19	$15.43	$14.45	$12.78	$12.04	$11.26	N/A	N/A
End of period	$11.78	$9.19	$15.43	$14.45	$12.78	$12.04	N/A	N/A
Accumulation units outstanding
at the end of period	42,118	44,801	48,981	49,806	50,930	13,029	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Conservative
Division853
Accumulation unit value:
Beginning of period	$9.68	$11.47	$11.03	$10.45	$10.35	N/A	N/A	N/A
End of period	$10.76	$9.68	$11.47	$11.03	$10.45	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	18,803	23,477	16,475	6,147	5,593	N/A	N/A	N/A

JNL/S&P Managed Growth
Division691
Accumulation unit value:
Beginning of period	$9.68	$15.31	$14.40	$12.89	$12.26	$11.28	N/A	N/A
End of period	$12.14	$9.68	$15.31	$14.40	$12.89	$12.26	N/A	N/A
Accumulation units outstanding
at the end of period	82,274	91,438	114,375	131,266	122,594	9,987	N/A	N/A

JNL/S&P Managed Moderate
Division738
Accumulation unit value:
Beginning of period	$9.45	$12.27	$11.64	$10.77	$10.43	N/A	N/A	N/A
End of period	$10.97	$9.45	$12.27	$11.64	$10.77	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	20,560	23,367	30,337	31,870	31,948	N/A	N/A	N/A

JNL/S&P Managed Moderate
Growth Division699
Accumulation unit value:
Beginning of period	$10.32	$14.54	$13.68	$12.46	$11.97	$11.51	N/A	N/A
End of period	$12.46	$10.32	$14.54	$13.68	$12.46	$11.97	N/A	N/A
Accumulation units outstanding
at the end of period	201,833	219,674	257,873	255,166	238,505	7,505	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division897

Accumulation unit value:
Beginning of period	$19.99	$25.77	$24.50	$22.03	$21.64	N/A	N/A	N/A
End of period	$23.41	$19.99	$25.77	$24.50	$22.03	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,101	2,956	2,867	2,910	899	N/A	N/A	N/A

JNL/Select Money Market
Division733
Accumulation unit value:
Beginning of period	$11.97	$11.97	$11.68	$11.42	$11.36	$11.36	N/A	N/A
End of period	$11.73	$11.97	$11.97	$11.68	$11.42	$11.36	N/A	N/A
Accumulation units outstanding
at the end of period	766	27,368	17,006	16,596	22,608	13,776	N/A	N/A

JNL/Select Value Division759

Accumulation unit value:
Beginning of period	$13.93	$21.36	$20.24	$17.10	$16.04	N/A	N/A	N/A
End of period	$16.90	$13.93	$21.36	$20.24	$17.10	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,356	2,537	6,653	3,060	2,252	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established
Growth Division940
Accumulation unit value:
Beginning of period	$16.66	$29.80	$27.66	$24.86	$23.48	N/A	N/A	N/A
End of period	$23.40	$16.66	$29.80	$27.66	$24.86	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,699	2,808	2,765	2,698	709	N/A	N/A	N/A

JNL/T.Rowe Price Mid-Cap
Growth Division739
Accumulation unit value:
Beginning of period	$24.16	$41.59	$36.27	$34.70	$30.00	N/A	N/A	N/A
End of period	$34.71	$24.16	$41.59	$36.27	$34.70	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,418	5,124	5,820	7,991	4,042	N/A	N/A	N/A

JNL/T.Rowe Price Short-Term
Bond Division1184
Accumulation unit value:
Beginning of period	$9.59	$10.42	$10.16	$10.12	N/A	N/A	N/A	N/A
End of period	$10.10	$9.59	$10.42	$10.16	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,707	2,785	2,060	2,159	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value
Division820
Accumulation unit value:
Beginning of period	$8.94	$15.35	$15.56	$13.25	$12.32	N/A	N/A	N/A
End of period	$12.00	$8.94	$15.35	$15.56	$13.25	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,483	4,682	4,587	4,659	1,482	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.19%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM International
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM Large Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Small Cap
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JNL/MCM Consumer Brands
Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P
500 Stock Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM JNL 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap
Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 500 Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return
Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Core
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High
Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Conservative
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate
Division2016
Accumulation unit value:
Beginning of period	$9.47	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.96	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,610	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Mid-Cap
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Short-Term
Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.20%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real
Estate Division867
Accumulation unit value:
Beginning of period	$8.04	$12.79	$15.38	$11.53	$11.23	N/A	N/A	N/A
End of period	$10.43	$8.04	$12.79	$15.38	$11.53	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	117	92	511	1,095	501	N/A	N/A	N/A

JNL/AIM International
Growth Division1143
Accumulation unit value:
Beginning of period	$10.05	$17.40	$16.21	$14.94	N/A	N/A	N/A	N/A
End of period	$13.48	$10.05	$17.40	$16.21	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	404	-	-	402	N/A	N/A	N/A	N/A

JNL/AIM Large Cap Growth
Division1041
Accumulation unit value:
Beginning of period	$8.33	$13.67	$12.07	$11.98	N/A	N/A	N/A	N/A
End of period	$10.13	$8.33	$13.67	$12.07	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,870	1,870	2,883	N/A	N/A	N/A	N/A

JNL/AIM Small Cap Growth
Division1041
Accumulation unit value:
Beginning of period	$8.87	$15.05	$13.82	$13.70	N/A	N/A	N/A	N/A
End of period	$11.70	$8.87	$15.05	$13.82	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	894	849	1,311	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division862
Accumulation unit value:
Beginning of period	$8.49	$12.10	$11.46	$10.58	$9.95	N/A	N/A	N/A
End of period	$10.17	$8.49	$12.10	$11.46	$10.58	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,062	1,063	2,415	2,480	2,515	N/A	N/A	N/A

JNL/Capital Guardian
Global Diversified Research Division1143
Accumulation unit value:
Beginning of period	$15.77	$28.02	$23.75	$21.82	N/A	N/A	N/A	N/A
End of period	$21.33	$15.77	$28.02	$23.75	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	25	91	-	283	N/A	N/A	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	$4.52	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.63	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,422	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division698
Accumulation unit value:
Beginning of period	$15.73	$27.19	$25.33	$24.76	$24.18	$22.82	N/A	N/A
End of period	$20.74	$15.73	$27.19	$25.33	$24.76	$24.18	N/A	N/A
Accumulation units outstanding
at the end of period	155	1,153	1,095	1,529	305	126	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	$6.49	$13.61	$11.53	N/A	N/A	N/A	N/A	N/A
End of period	$9.53	$6.49	$13.61	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	946	437	531	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity
Division1041
Accumulation unit value:
Beginning of period	$10.49	$17.59	$17.88	$16.88	N/A	N/A	N/A	N/A
End of period	$13.73	$10.49	$17.59	$17.88	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,490	1,453	1,945	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity
Division698
Accumulation unit value:
Beginning of period	$14.28	$23.66	$21.58	$18.37	$18.31	$16.91	N/A	N/A
End of period	$18.93	$14.28	$23.66	$21.58	$18.37	$18.31	N/A	N/A
Accumulation units outstanding
at the end of period	143	143	144	-	201	170	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	$6.17	$9.88	$10.43	N/A	N/A	N/A	N/A	N/A
End of period	$7.86	$6.17	$9.88	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	621	688	623	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division
Accumulation unit value:
Beginning of period	$7.41	$10.78	$11.32	N/A	N/A	N/A	N/A	N/A
End of period	$9.63	$7.41	$10.78	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	5,102	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	$7.05	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.39	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,300	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division1041
Accumulation unit value:
Beginning of period	$7.52	$11.49	$12.52	$12.16	N/A	N/A	N/A	N/A
End of period	$9.83	$7.52	$11.49	$12.52	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,054	1,112	1,427	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division817
Accumulation unit value:
Beginning of period	$17.22	$18.56	$17.73	$17.31	$17.14	N/A	N/A	N/A
End of period	$19.22	$17.22	$18.56	$17.73	$17.31	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	839	836	835	N/A	N/A	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	$11.48	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.58	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	798	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division1041
Accumulation unit value:
Beginning of period	$7.99	$12.78	$12.71	$11.89	N/A	N/A	N/A	N/A
End of period	$10.37	$7.99	$12.78	$12.71	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	987	2,849	1,400	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy
Division2155
Accumulation unit value:
Beginning of period	$9.96	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.35	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,378	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division698
Accumulation unit value:
Beginning of period	$8.82	$16.25	$14.84	$11.49	$9.91	$9.22	N/A	N/A
End of period	$11.24	$8.82	$16.25	$14.84	$11.49	$9.91	N/A	N/A
Accumulation units outstanding
at the end of period	2,652	2,998	3,746	2,951	492	417	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division945
Accumulation unit value:
Beginning of period	$15.89	$15.25	$14.59	$14.44	$14.28	N/A	N/A	N/A
End of period	$16.12	$15.89	$15.25	$14.59	$14.44	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	7,678	8,265	9,870	15	34	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division1143
Accumulation unit value:
Beginning of period	$6.82	$13.96	$10.83	$9.11	N/A	N/A	N/A	N/A
End of period	$11.46	$6.82	$13.96	$10.83	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	975	-	845	1,046	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity
Division780
Accumulation unit value:
Beginning of period	$11.08	$18.55	$19.48	$17.38	$16.43	N/A	N/A	N/A
End of period	$15.14	$11.08	$18.55	$19.48	$17.38	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	59	59	3,373	4,622	4,638	N/A	N/A	N/A

JNL/Lazard Small Cap
Equity Division862
Accumulation unit value:
Beginning of period	$8.88	$14.77	$16.21	$14.18	$13.81	N/A	N/A	N/A
End of period	$8.36	$8.88	$14.77	$16.21	$14.18	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	264	596	609	606	N/A	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1059

Accumulation unit value:
Beginning of period	$7.22	$11.39	$11.98	$11.51	N/A	N/A	N/A	N/A
End of period	$10.80	$7.22	$11.39	$11.98	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	838	1,479	2,813	6,322	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division709

Accumulation unit value:
Beginning of period	$11.58	$11.41	$10.97	$10.81	$10.85	$10.84	N/A	N/A
End of period	$11.98	$11.58	$11.41	$10.97	$10.81	$10.85	N/A	N/A
Accumulation units outstanding
at the end of period	9,488	9,622	26,325	18,349	18,152	2,684	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division1143
Accumulation unit value:
Beginning of period	$3.46	$5.86	$5.75	$5.09	N/A	N/A	N/A	N/A
End of period	$4.25	$3.46	$5.86	$5.75	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	939	809	811	1,280	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands
Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division1450

Accumulation unit value:
Beginning of period	$5.12	$10.34	$10.97	N/A	N/A	N/A	N/A	N/A
End of period	$6.02	$5.12	$10.34	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	3,066	2,472	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P
500 Stock Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector
Division1143
Accumulation unit value:
Beginning of period	$5.47	$11.33	$14.02	$12.71	N/A	N/A	N/A	N/A
End of period	$6.35	$5.47	$11.33	$14.02	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	79	506	-	531	N/A	N/A	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector
Division706
Accumulation unit value:
Beginning of period	$8.94	$11.90	$11.31	$10.88	$10.34	$9.84	N/A	N/A
End of period	$10.58	$8.94	$11.90	$11.31	$10.88	$10.34	N/A	N/A
Accumulation units outstanding
at the end of period	108	978	1,981	2,254	-	174	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division706
Accumulation unit value:
Beginning of period	$10.90	$19.53	$18.09	$14.72	$13.28	$12.55	N/A	N/A
End of period	$13.79	$10.90	$19.53	$18.09	$14.72	$13.28	N/A	N/A
Accumulation units outstanding
at the end of period	5,330	6,334	22,547	23,656	18,937	2,936	N/A	N/A

JNL/MCM JNL 5 Division706

Accumulation unit value:
Beginning of period	$7.64	$13.59	$13.70	$11.79	$10.89	$10.35	N/A	N/A
End of period	$9.28	$7.64	$13.59	$13.70	$11.79	$10.89	N/A	N/A
Accumulation units outstanding
at the end of period	24,560	25,306	56,971	24,695	24,615	827	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Nasdaq 25 Division1450

Accumulation unit value:
Beginning of period	$7.15	$12.50	$12.12	N/A	N/A	N/A	N/A	N/A
End of period	$9.38	$7.15	$12.50	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,032	4,053	4,070	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector
Division706
Accumulation unit value:
Beginning of period	$21.23	$34.93	$26.39	$22.34	$16.69	$16.03	N/A	N/A
End of period	$24.94	$21.23	$34.93	$26.39	$22.34	$16.69	N/A	N/A
Accumulation units outstanding
at the end of period	519	681	1,372	1,590	1,235	160	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap
Index Division706
Accumulation unit value:
Beginning of period	$9.48	$15.52	$14.77	$13.76	$12.56	$11.96	N/A	N/A
End of period	$12.80	$9.48	$15.52	$14.77	$13.76	$12.56	N/A	N/A
Accumulation units outstanding
at the end of period	2,635	3,603	17,442	17,432	17,793	2,572	N/A	N/A

JNL/MCM S&P 500 Index Division706

Accumulation unit value:
Beginning of period	$7.39	$12.11	$11.80	$10.48	$10.27	$9.98	N/A	N/A
End of period	$9.10	$7.39	$12.11	$11.80	$10.48	$10.27	N/A	N/A
Accumulation units outstanding
at the end of period	8,501	9,566	28,732	25,119	25,236	5,433	N/A	N/A
JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Select Small-Cap
Division1224
Accumulation unit value:
Beginning of period	$10.36	$17.67	$19.85	N/A	N/A	N/A	N/A	N/A
End of period	$10.63	$10.36	$17.67	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	571	595	2,289	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index
Division706
Accumulation unit value:
Beginning of period	$9.20	$14.45	$15.09	$13.13	$12.87	$12.24	N/A	N/A
End of period	$11.46	$9.20	$14.45	$15.09	$13.13	$12.87	N/A	N/A
Accumulation units outstanding
at the end of period	3,108	3,284	19,380	19,206	19,349	2,431	N/A	N/A

JNL/MCM Technology Sector
Division743
Accumulation unit value:
Beginning of period	$3.65	$6.60	$5.89	$5.50	$5.29	N/A	N/A	N/A
End of period	$5.85	$3.65	$6.60	$5.89	$5.50	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	630	630	N/A	N/A	N/A

JNL/MCM Value Line 30
Division1450
Accumulation unit value:
Beginning of period	$8.98	$17.47	$17.57	N/A	N/A	N/A	N/A	N/A
End of period	$10.08	$8.98	$17.47	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	539	1,346	2,165	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM VIP Division706

Accumulation unit value:
Beginning of period	$7.90	$14.12	$13.03	$11.88	$11.06	$10.49	N/A	N/A
End of period	$9.58	$7.90	$14.12	$13.03	$11.88	$11.06	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	1,187	1,242	1,242	816	N/A	N/A

JNL/Oppenheimer Global
Growth Division789
Accumulation unit value:
Beginning of period	$8.43	$14.58	$14.02	$12.25	$10.69	N/A	N/A	N/A
End of period	$11.50	$8.43	$14.58	$14.02	$12.25	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	755	756	5,329	5,886	5,376	N/A	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	$6.80	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.92	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	441	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	$4.32	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.37	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	488	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.23	$11.23	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.73	$10.23	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,251	465	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return
Bond Division695
Accumulation unit value:
Beginning of period	$13.93	$14.19	$13.40	$13.24	$13.22	$13.22	N/A	N/A
End of period	$15.74	$13.93	$14.19	$13.40	$13.24	$13.22	N/A	N/A
Accumulation units outstanding
at the end of period	2,409	1,823	2,069	2,304	1,076	489	N/A	N/A

JNL/PPM America Core
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High
Yield Bond Division817
Accumulation unit value:
Beginning of period	$8.72	$12.88	$13.32	$12.32	$11.96	N/A	N/A	N/A
End of period	$12.49	$8.72	$12.88	$13.32	$12.32	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	64	974	1,072	1,284	366	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division743
Accumulation unit value:
Beginning of period	$9.16	$15.39	$14.41	$12.75	$11.71	N/A	N/A	N/A
End of period	$11.74	$9.16	$15.39	$14.41	$12.75	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	712	809	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Conservative
Division848
Accumulation unit value:
Beginning of period	$9.67	$11.46	$11.02	$10.45	$10.30	N/A	N/A	N/A
End of period	$10.74	$9.67	$11.46	$11.02	$10.45	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	148	151	6,009	18,264	819	N/A	N/A	N/A

JNL/S&P Managed Growth
Division703
Accumulation unit value:
Beginning of period	$9.65	$15.27	$14.36	$12.86	$12.23	$11.75	N/A	N/A
End of period	$12.09	$9.65	$15.27	$14.36	$12.86	$12.23	N/A	N/A
Accumulation units outstanding
at the end of period	19,052	16,568	16,570	18,825	10,844	4,255	N/A	N/A

JNL/S&P Managed Moderate
Division762
Accumulation unit value:
Beginning of period	$9.44	$12.25	$11.63	$10.77	$10.43	N/A	N/A	N/A
End of period	$10.96	$9.44	$12.25	$11.63	$10.77	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	18,551	18,293	13,883	10,241	17,586	N/A	N/A	N/A

JNL/S&P Managed Moderate
Growth Division766
Accumulation unit value:
Beginning of period	$10.28	$14.50	$13.65	$12.43	$11.86	N/A	N/A	N/A
End of period	$12.42	$10.28	$14.50	$13.65	$12.43	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	16,528	29,286	41,902	26,398	20,692	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division780

Accumulation unit value:
Beginning of period	$19.91	$25.67	$24.42	$21.96	$21.68	N/A	N/A	N/A
End of period	$23.31	$19.91	$25.67	$24.42	$21.96	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	8,720	8,814	9,139	969	969	N/A	N/A	N/A

JNL/Select Money Market
Division695
Accumulation unit value:
Beginning of period	$11.99	$11.99	$11.63	$11.38	$11.33	$11.34	N/A	N/A
End of period	$11.69	$11.99	$11.99	$11.63	$11.38	$11.33	N/A	N/A
Accumulation units outstanding
at the end of period	9	11,373	2,546	20	43	-	N/A	N/A

JNL/Select Value Division698

Accumulation unit value:
Beginning of period	$13.90	$21.32	$20.21	$17.09	$16.15	$15.49	N/A	N/A
End of period	$16.86	$13.90	$21.32	$20.21	$17.09	$16.15	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	147	124	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established
Growth Division797
Accumulation unit value:
Beginning of period	$16.60	$29.68	$27.56	$24.78	$22.67	N/A	N/A	N/A
End of period	$23.30	$16.60	$29.68	$27.56	$24.78	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	651	670	1,223	1,135	1,151	N/A	N/A	N/A

JNL/T.Rowe Price Mid-Cap
Growth Division695
Accumulation unit value:
Beginning of period	$24.06	$41.44	$36.14	$34.59	$30.99	$28.48	N/A	N/A
End of period	$34.56	$24.06	$41.44	$36.14	$34.59	$30.99	N/A	N/A
Accumulation units outstanding
at the end of period	578	592	1,872	2,009	1,967	407	N/A	N/A

JNL/T.Rowe Price Short-Term
Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value
Division780
Accumulation unit value:
Beginning of period	$8.92	$15.32	$15.53	$13.22	$12.91	N/A	N/A	N/A
End of period	$11.96	$8.92	$15.32	$15.53	$13.22	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	281	2,040	7,801	6,725	4,434	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.21%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real
Estate Division828
Accumulation unit value:
Beginning of period	$8.04	$12.79	$15.38	$11.53	$10.14	N/A	N/A	N/A
End of period	$10.42	$8.04	$12.79	$15.38	$11.53	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,171	-	-	2,682	N/A	N/A	N/A

JNL/AIM International
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM Large Cap Growth
Division704
Accumulation unit value:
Beginning of period	$8.33	$13.66	$12.06	$11.43	$10.90	$10.65	N/A	N/A
End of period	$10.12	$8.33	$13.66	$12.06	$11.43	$10.90	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/AIM Small Cap Growth Division

Accumulation unit value:
Beginning of period	$8.87	$15.04	$14.14	N/A	N/A	N/A	N/A	N/A
End of period	$11.69	$8.87	$15.04	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	336	340	711	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division828
Accumulation unit value:
Beginning of period	$8.48	$12.09	$11.46	$10.57	$9.50	N/A	N/A	N/A
End of period	$10.16	$8.48	$12.09	$11.46	$10.57	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	16,939	18,117	2,932	1,636	5,792	N/A	N/A	N/A

JNL/Capital Guardian
Global Diversified Research Division
Accumulation unit value:
Beginning of period	$15.75	$27.99	$28.38	N/A	N/A	N/A	N/A	N/A
End of period	$21.29	$15.75	$27.99	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	2,454	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division
Accumulation unit value:
Beginning of period	$15.70	$24.84	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$20.71	$15.70	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	474	493	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	$6.49	$13.61	$11.95	N/A	N/A	N/A	N/A	N/A
End of period	$9.52	$6.49	$13.61	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	7,491	5,140	1,645	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division704

Accumulation unit value:
Beginning of period	$10.48	$17.57	$17.86	$16.25	$16.07	$15.57	N/A	N/A
End of period	$13.71	$10.48	$17.57	$17.86	$16.25	$16.07	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	$6.17	$9.88	$9.80	N/A	N/A	N/A	N/A	N/A
End of period	$7.86	$6.17	$9.88	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	17,074	11,703	3,389	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	$5.72	$9.85	$10.08	N/A	N/A	N/A	N/A	N/A
End of period	$7.32	$5.72	$9.85	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,842	2,900	2,439	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division1123
Accumulation unit value:
Beginning of period	$7.41	$10.78	$10.82	$10.15	N/A	N/A	N/A	N/A
End of period	$9.63	$7.41	$10.78	$10.82	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,480	3,625	6,082	19,303	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	$5.96	$9.81	$9.68	N/A	N/A	N/A	N/A	N/A
End of period	$7.39	$5.96	$9.81	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,020	1,037	1,049	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division1115
Accumulation unit value:
Beginning of period	$7.52	$11.49	$12.52	$11.32	N/A	N/A	N/A	N/A
End of period	$9.82	$7.52	$11.49	$12.52	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,649	1,432	2,054	943	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division704
Accumulation unit value:
Beginning of period	$17.19	$18.54	$17.71	$17.30	$17.23	$17.01	N/A	N/A
End of period	$19.20	$17.19	$18.54	$17.71	$17.30	$17.23	N/A	N/A
Accumulation units outstanding
at the end of period	2,031	1,095	1,629	626	-	-	N/A	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division828
Accumulation unit value:
Beginning of period	$7.99	$12.77	$12.71	$11.22	$9.98	N/A	N/A	N/A
End of period	$10.36	$7.99	$12.77	$12.71	$11.22	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	706	173	175	-	-	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division975
Accumulation unit value:
Beginning of period	$8.81	$16.24	$14.83	$11.48	$11.47	N/A	N/A	N/A
End of period	$11.22	$8.81	$16.24	$14.83	$11.48	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,441	1,509	2,317	867	-	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division704
Accumulation unit value:
Beginning of period	$15.80	$15.16	$14.57	$14.43	$14.41	$14.36	N/A	N/A
End of period	$16.03	$15.80	$15.16	$14.57	$14.43	$14.41	N/A	N/A
Accumulation units outstanding
at the end of period	4,056	4,014	2,133	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division1073
Accumulation unit value:
Beginning of period	$6.82	$13.96	$10.83	$9.18	N/A	N/A	N/A	N/A
End of period	$11.46	$6.82	$13.96	$10.83	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,795	976	1,121	-	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division

Accumulation unit value:
Beginning of period	$11.07	$18.53	$20.39	N/A	N/A	N/A	N/A	N/A
End of period	$15.12	$11.07	$18.53	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	274	278	287	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Small Cap
Equity Division1115
Accumulation unit value:
Beginning of period	$8.87	$14.76	$16.19	$14.19	N/A	N/A	N/A	N/A
End of period	$8.35	$8.87	$14.76	$16.19	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,539	1,232	753	N/A	N/A	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	$6.09	$9.66	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.43	$6.09	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,215	4,536	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1059

Accumulation unit value:
Beginning of period	$7.21	$11.38	$11.97	$11.50	N/A	N/A	N/A	N/A
End of period	$10.79	$7.21	$11.38	$11.97	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,174	168	2,538	2,614	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division733

Accumulation unit value:
Beginning of period	$11.57	$11.41	$10.96	$10.81	$10.85	$10.82	N/A	N/A
End of period	$11.97	$11.57	$11.41	$10.96	$10.81	$10.85	N/A	N/A
Accumulation units outstanding
at the end of period	4,658	4,667	3,901	3,975	4,062	769	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division1024
Accumulation unit value:
Beginning of period	$3.46	$5.86	$5.74	$4.79	N/A	N/A	N/A	N/A
End of period	$4.25	$3.46	$5.86	$5.74	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands
Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division1450

Accumulation unit value:
Beginning of period	$5.12	$10.33	$10.97	N/A	N/A	N/A	N/A	N/A
End of period	$6.02	$5.12	$10.33	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,705	1,783	1,842	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P
500 Stock Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector
Division1024
Accumulation unit value:
Beginning of period	$5.47	$11.32	$14.01	$12.46	N/A	N/A	N/A	N/A
End of period	$6.34	$5.47	$11.32	$14.01	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,242	446	452	-	N/A	N/A	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector
Division723
Accumulation unit value:
Beginning of period	$8.94	$11.90	$11.31	$10.88	$10.33	$10.05	N/A	N/A
End of period	$10.57	$8.94	$11.90	$11.31	$10.88	$10.33	N/A	N/A
Accumulation units outstanding
at the end of period	1,830	1,119	1,911	1,968	1,356	375	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division723
Accumulation unit value:
Beginning of period	$10.90	$19.52	$18.08	$14.72	$13.28	$12.62	N/A	N/A
End of period	$13.78	$10.90	$19.52	$18.08	$14.72	$13.28	N/A	N/A
Accumulation units outstanding
at the end of period	15,249	13,910	21,400	22,424	20,370	1,490	N/A	N/A

JNL/MCM JNL 5 Division733

Accumulation unit value:
Beginning of period	$7.64	$13.59	$13.70	$11.79	$10.89	$10.81	N/A	N/A
End of period	$9.27	$7.64	$13.59	$13.70	$11.79	$10.89	N/A	N/A
Accumulation units outstanding
at the end of period	23,041	14,933	27,711	12,375	18,423	770	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	$6.26	$11.86	$11.36	N/A	N/A	N/A	N/A	N/A
End of period	$8.43	$6.26	$11.86	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,301	997	1,170	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector
Division723
Accumulation unit value:
Beginning of period	$21.21	$34.90	$26.38	$22.32	$16.68	$16.20	N/A	N/A
End of period	$24.91	$21.21	$34.90	$26.38	$22.32	$16.68	N/A	N/A
Accumulation units outstanding
at the end of period	993	250	1,964	1,349	1,163	232	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 24 Division1450

Accumulation unit value:
Beginning of period	$7.03	$10.68	$10.87	N/A	N/A	N/A	N/A	N/A
End of period	$8.17	$7.03	$10.68	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	330	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap
Index Division723
Accumulation unit value:
Beginning of period	$9.47	$15.51	$14.76	$13.76	$12.56	$12.16	N/A	N/A
End of period	$12.79	$9.47	$15.51	$14.76	$13.76	$12.56	N/A	N/A
Accumulation units outstanding
at the end of period	14,520	14,404	17,485	18,419	17,843	516	N/A	N/A

JNL/MCM S&P 500 Index Division723

Accumulation unit value:
Beginning of period	$7.38	$12.10	$11.80	$10.48	$10.26	$10.08	N/A	N/A
End of period	$9.09	$7.38	$12.10	$11.80	$10.48	$10.26	N/A	N/A
Accumulation units outstanding
at the end of period	22,832	18,939	35,409	36,971	31,948	3,111	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	$6.26	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.49	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,492	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Select Small-Cap
Division1224
Accumulation unit value:
Beginning of period	$10.35	$17.65	$19.84	N/A	N/A	N/A	N/A	N/A
End of period	$10.62	$10.35	$17.65	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	430	521	1,866	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index
Division723
Accumulation unit value:
Beginning of period	$9.19	$14.44	$15.08	$13.12	$12.87	$12.50	N/A	N/A
End of period	$11.45	$9.19	$14.44	$15.08	$13.12	$12.87	N/A	N/A
Accumulation units outstanding
at the end of period	14,795	14,633	16,322	17,228	17,125	502	N/A	N/A

JNL/MCM Technology Sector
Division723
Accumulation unit value:
Beginning of period	$3.65	$6.59	$5.88	$5.50	$5.49	$5.43	N/A	N/A
End of period	$5.85	$3.65	$6.59	$5.88	$5.50	$5.49	N/A	N/A
Accumulation units outstanding
at the end of period	4,562	2,013	3,791	3,901	2,724	693	N/A	N/A

JNL/MCM Value Line 30
Division1450
Accumulation unit value:
Beginning of period	$8.98	$17.46	$17.56	N/A	N/A	N/A	N/A	N/A
End of period	$10.07	$8.98	$17.46	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,129	1,141	3,035	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM VIP Division723

Accumulation unit value:
Beginning of period	$7.90	$14.11	$13.03	$11.87	$11.06	$10.76	N/A	N/A
End of period	$9.58	$7.90	$14.11	$13.03	$11.87	$11.06	N/A	N/A
Accumulation units outstanding
at the end of period	4,071	1,843	9,720	8,586	8,529	1,632	N/A	N/A

JNL/Oppenheimer Global
Growth Division1115
Accumulation unit value:
Beginning of period	$8.43	$14.57	$14.01	$12.10	N/A	N/A	N/A	N/A
End of period	$11.49	$8.43	$14.57	$14.01	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,222	4,058	3,922	883	N/A	N/A	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	$6.12	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.92	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	8,760	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	$7.10	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.36	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	8,497	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.22	$11.18	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.73	$10.22	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,951	5,512	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return
Bond Division704
Accumulation unit value:
Beginning of period	$13.92	$14.17	$13.39	$13.23	$13.21	$13.19	N/A	N/A
End of period	$15.72	$13.92	$14.17	$13.39	$13.23	$13.21	N/A	N/A
Accumulation units outstanding
at the end of period	7,928	8,032	4,742	1,644	4,624	-	N/A	N/A

JNL/PPM America Core
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High
Yield Bond Division704
Accumulation unit value:
Beginning of period	$8.72	$12.87	$13.30	$12.31	$12.37	$12.27	N/A	N/A
End of period	$12.47	$8.72	$12.87	$13.30	$12.31	$12.37	N/A	N/A
Accumulation units outstanding
at the end of period	856	866	3,489	855	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	$4.15	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.12	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	296	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002
JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$6.63	$9.84	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.20	$6.63	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	9,031	1,429	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	$6.84	$9.78	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.65	$6.84	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,432	2,163	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	$6.20	$10.43	$10.09	N/A	N/A	N/A	N/A	N/A
End of period	$7.60	$6.20	$10.43	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,945	1,982	820	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	$7.52	$10.48	$10.08	N/A	N/A	N/A	N/A	N/A
End of period	$8.73	$7.52	$10.48	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,739	2,600	822	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	$6.67	$10.45	$10.09	N/A	N/A	N/A	N/A	N/A
End of period	$8.01	$6.67	$10.45	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,698	1,742	820	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	$7.07	$8.98	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.54	$7.07	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	358	384	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division842
Accumulation unit value:
Beginning of period	$9.15	$15.37	$14.40	$12.74	$11.84	N/A	N/A	N/A
End of period	$11.73	$9.15	$15.37	$14.40	$12.74	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	30,117	9,875	10,398	18,535	19,113	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Conservative
Division
Accumulation unit value:
Beginning of period	$9.67	$11.46	$11.44	N/A	N/A	N/A	N/A	N/A
End of period	$10.73	$9.67	$11.46	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,374	2,455	413	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth
Division733
Accumulation unit value:
Beginning of period	$9.64	$15.25	$14.35	$12.85	$12.22	$12.14	N/A	N/A
End of period	$12.08	$9.64	$15.25	$14.35	$12.85	$12.22	N/A	N/A
Accumulation units outstanding
at the end of period	10,097	12,732	10,313	9,144	10,094	685	N/A	N/A

JNL/S&P Managed Moderate
Division882
Accumulation unit value:
Beginning of period	$9.44	$12.25	$11.63	$10.77	$10.62	N/A	N/A	N/A
End of period	$10.95	$9.44	$12.25	$11.63	$10.77	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,968	4,136	1,782	-	-	N/A	N/A	N/A

JNL/S&P Managed Moderate
Growth Division828
Accumulation unit value:
Beginning of period	$10.27	$14.49	$13.63	$12.42	$11.48	N/A	N/A	N/A
End of period	$12.41	$10.27	$14.49	$13.63	$12.42	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	10,407	10,603	15,366	14,535	17,633	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	$19.88	$25.51	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$23.28	$19.88	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	251	262	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Money Market
Division704
Accumulation unit value:
Beginning of period	$11.90	$11.91	$11.62	$11.37	$11.32	$11.33	N/A	N/A
End of period	$11.66	$11.90	$11.91	$11.62	$11.37	$11.32	N/A	N/A
Accumulation units outstanding
at the end of period	8,281	10,415	5,416	-	-	-	N/A	N/A

JNL/Select Value Division704

Accumulation unit value:
Beginning of period	$13.90	$21.31	$20.21	$17.08	$16.15	$15.78	N/A	N/A
End of period	$16.85	$13.90	$21.31	$20.21	$17.08	$16.15	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established
Growth Division704
Accumulation unit value:
Beginning of period	$16.57	$29.65	$27.53	$24.75	$23.85	$23.12	N/A	N/A
End of period	$23.26	$16.57	$29.65	$27.53	$24.75	$23.85	N/A	N/A
Accumulation units outstanding
at the end of period	1,905	1,811	1,683	-	-	-	N/A	N/A

JNL/T.Rowe Price Mid-Cap
Growth Division1115
Accumulation unit value:
Beginning of period	$24.03	$41.38	$36.10	$33.27	N/A	N/A	N/A	N/A
End of period	$34.51	$24.03	$41.38	$36.10	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	69	72	316	321	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Short-Term
Bond Division
Accumulation unit value:
Beginning of period	$9.58	$10.42	$10.16	N/A	N/A	N/A	N/A	N/A
End of period	$10.09	$9.58	$10.42	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,785	2,915	981	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value
Division704
Accumulation unit value:
Beginning of period	$8.91	$15.30	$15.52	$13.22	$12.73	$12.24	N/A	N/A
End of period	$11.95	$8.91	$15.30	$15.52	$13.22	$12.73	N/A	N/A
Accumulation units outstanding
at the end of period	339	129	246	-	-	-	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.22%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real
Estate Division968
Accumulation unit value:
Beginning of period	$8.04	$12.78	$15.38	$11.53	$11.45	N/A	N/A	N/A
End of period	$10.42	$8.04	$12.78	$15.38	$11.53	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	333	360	381	399	76	N/A	N/A	N/A

JNL/AIM International
Growth Division594
Accumulation unit value:
Beginning of period	$10.03	$17.36	$16.17	$13.49	$12.46	$11.15	N/A	N/A
End of period	$13.44	$10.03	$17.36	$16.17	$13.49	$12.46	N/A	N/A
Accumulation units outstanding
at the end of period	227	1,038	1,057	1,073	848	808	N/A	N/A

JNL/AIM Large Cap Growth
Division767
Accumulation unit value:
Beginning of period	$8.32	$13.65	$12.06	$11.43	$10.66	N/A	N/A	N/A
End of period	$10.12	$8.32	$13.65	$12.06	$11.43	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,007	1,089	1,508	1,586	547	N/A	N/A	N/A

JNL/AIM Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division654
Accumulation unit value:
Beginning of period	$15.68	$27.12	$25.27	$24.70	$24.13	$21.79	N/A	N/A
End of period	$20.68	$15.68	$27.12	$25.27	$24.70	$24.13	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	$6.68	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.52	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	584	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division570

Accumulation unit value:
Beginning of period	$10.46	$17.55	$17.84	$16.24	$16.06	$15.10	N/A	N/A
End of period	$13.70	$10.46	$17.55	$17.84	$16.24	$16.06	N/A	N/A
Accumulation units outstanding
at the end of period	-	795	795	795	847	795	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	$6.17	$9.88	$9.96	N/A	N/A	N/A	N/A	N/A
End of period	$7.85	$6.17	$9.88	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	4,018	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division968
Accumulation unit value:
Beginning of period	$7.51	$11.48	$12.51	$10.87	$11.07	N/A	N/A	N/A
End of period	$9.81	$7.51	$11.48	$12.51	$10.87	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	294	318	337	354	52	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division968
Accumulation unit value:
Beginning of period	$17.17	$18.51	$17.69	$17.28	$17.15	N/A	N/A	N/A
End of period	$19.17	$17.17	$18.51	$17.69	$17.28	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	811	493	522	547	168	N/A	N/A	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division1122
Accumulation unit value:
Beginning of period	$7.98	$12.77	$12.70	$11.58	N/A	N/A	N/A	N/A
End of period	$10.36	$7.98	$12.77	$12.70	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	193	209	221	232	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division767
Accumulation unit value:
Beginning of period	$8.81	$16.22	$14.81	$11.47	$10.01	N/A	N/A	N/A
End of period	$11.21	$8.81	$16.22	$14.81	$11.47	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	738	280	588	629	414	N/A	N/A	N/A

JNL/JPMorgan MidCap
Growth Division968
Accumulation unit value:
Beginning of period	$12.67	$23.32	$22.09	$20.16	$20.19	N/A	N/A	N/A
End of period	$17.72	$12.67	$23.32	$22.09	$20.16	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	172	186	197	206	43	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division968
Accumulation unit value:
Beginning of period	$15.78	$15.14	$14.55	$14.41	$14.32	N/A	N/A	N/A
End of period	$16.00	$15.78	$15.14	$14.55	$14.41	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,883	256	271	284	101	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity
Division570
Accumulation unit value:
Beginning of period	$11.05	$18.52	$19.44	$17.35	$16.30	$14.06	N/A	N/A
End of period	$15.10	$11.05	$18.52	$19.44	$17.35	$16.30	N/A	N/A
Accumulation units outstanding
at the end of period	-	837	1,083	1,073	1,067	837	N/A	N/A

JNL/Lazard Small Cap
Equity Division557
Accumulation unit value:
Beginning of period	$8.86	$14.75	$16.18	$14.16	$13.84	$12.62	N/A	N/A
End of period	$8.34	$8.86	$14.75	$16.18	$14.16	$13.84	N/A	N/A
Accumulation units outstanding
at the end of period	-	2,166	2,398	2,297	2,231	1,897	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1059

Accumulation unit value:
Beginning of period	$7.20	$11.37	$11.96	$11.49	N/A	N/A	N/A	N/A
End of period	$10.77	$7.20	$11.37	$11.96	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	576	1,812	1,922	1,998	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division968

Accumulation unit value:
Beginning of period	$11.56	$11.40	$10.95	$10.81	$10.73	N/A	N/A	N/A
End of period	$11.96	$11.56	$11.40	$10.95	$10.81	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	403	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands
Sector Division
Accumulation unit value:
Beginning of period	$6.69	$9.96	$10.35	N/A	N/A	N/A	N/A	N/A
End of period	$8.71	$6.69	$9.96	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	8,525	8,592	8,648	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P
500 Stock Index Division514
Accumulation unit value:
Beginning of period	$5.72	$9.40	$9.26	$8.10	$7.95	$7.58	N/A	N/A
End of period	$5.32	$5.72	$9.40	$9.26	$8.10	$7.95	N/A	N/A
Accumulation units outstanding
at the end of period	-	2,501	2,374	5,872	5,790	5,688	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector
Division570
Accumulation unit value:
Beginning of period	$8.93	$11.89	$11.30	$10.87	$10.33	$10.58	N/A	N/A
End of period	$10.56	$8.93	$11.89	$11.30	$10.87	$10.33	N/A	N/A
Accumulation units outstanding
at the end of period	7,609	7,614	7,662	290	290	290	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division654
Accumulation unit value:
Beginning of period	$10.89	$19.50	$18.07	$14.71	$13.27	$11.50	N/A	N/A
End of period	$13.77	$10.89	$19.50	$18.07	$14.71	$13.27	N/A	N/A
Accumulation units outstanding
at the end of period	2,753	2,779	2,851	2,869	2,893	-	N/A	N/A

JNL/MCM JNL 5 Division874

Accumulation unit value:
Beginning of period	$7.64	$13.59	$13.70	$11.78	$11.27	N/A	N/A	N/A
End of period	$9.27	$7.64	$13.59	$13.70	$11.78	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	10,619	11,650	15,697	18,410	14,189	N/A	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division

Accumulation unit value:
Beginning of period	$21.19	$34.87	$32.36	N/A	N/A	N/A	N/A	N/A
End of period	$24.89	$21.19	$34.87	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	191	-	309	N/A	N/A	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap
Index Division795
Accumulation unit value:
Beginning of period	$9.46	$15.50	$14.75	$13.75	$12.36	N/A	N/A	N/A
End of period	$12.78	$9.46	$15.50	$14.75	$13.75	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,922	2,949	3,027	3,046	3,007	N/A	N/A	N/A

JNL/MCM S&P 500 Index Division521

Accumulation unit value:
Beginning of period	$7.38	$12.09	$11.79	$10.47	$10.26	$9.75	N/A	N/A
End of period	$9.09	$7.38	$12.09	$11.79	$10.47	$10.26	N/A	N/A
Accumulation units outstanding
at the end of period	7,366	6,713	7,223	7,257	7,207	3,117	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	$6.28	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.49	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	621	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Select Small-Cap
Division1224
Accumulation unit value:
Beginning of period	$10.34	$17.64	$19.82	N/A	N/A	N/A	N/A	N/A
End of period	$10.61	$10.34	$17.64	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	584	717	1,149	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index
Division796
Accumulation unit value:
Beginning of period	$9.18	$14.43	$15.07	$13.12	$11.90	N/A	N/A	N/A
End of period	$11.44	$9.18	$14.43	$15.07	$13.12	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,614	3,017	3,096	3,116	3,076	N/A	N/A	N/A

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30
Division1450
Accumulation unit value:
Beginning of period	$8.97	$17.46	$17.56	N/A	N/A	N/A	N/A	N/A
End of period	$10.06	$8.97	$17.46	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	27	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM VIP Division1003

Accumulation unit value:
Beginning of period	$7.89	$14.11	$13.03	$12.23	N/A	N/A	N/A	N/A
End of period	$9.56	$7.89	$14.11	$13.03	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	378	294	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global
Growth Division557
Accumulation unit value:
Beginning of period	$8.42	$14.56	$14.00	$12.24	$11.00	$9.95	N/A	N/A
End of period	$11.48	$8.42	$14.56	$14.00	$12.24	$11.00	N/A	N/A
Accumulation units outstanding
at the end of period	2,352	2,213	2,979	2,171	1,598	1,499	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	$5.29	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.92	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,172	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	$5.73	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.36	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	469	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.90	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.72	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	881	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return
Bond Division514
Accumulation unit value:
Beginning of period	$13.90	$14.16	$13.37	$13.22	$13.21	$13.06	N/A	N/A
End of period	$15.70	$13.90	$14.16	$13.37	$13.22	$13.21	N/A	N/A
Accumulation units outstanding
at the end of period	4,007	2,348	1,875	3,983	3,114	2,788	N/A	N/A

JNL/PPM America Core
Equity Division1122
Accumulation unit value:
Beginning of period	$11.65	$20.03	$22.08	$19.54	N/A	N/A	N/A	N/A
End of period	$14.43	$11.65	$20.03	$22.08	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	248	263	275	N/A	N/A	N/A	N/A

JNL/PPM America High
Yield Bond Division674
Accumulation unit value:
Beginning of period	$8.71	$12.86	$13.30	$12.31	$12.37	$12.05	N/A	N/A
End of period	$12.47	$8.71	$12.86	$13.30	$12.31	$12.37	N/A	N/A
Accumulation units outstanding
at the end of period	2,074	481	498	513	309	191	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	$6.32	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.12	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	408	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	$6.66	$10.45	$10.53	N/A	N/A	N/A	N/A	N/A
End of period	$8.00	$6.66	$10.45	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	8,377	8,444	8,498	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	$6.34	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.54	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	616	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division634
Accumulation unit value:
Beginning of period	$9.14	$15.36	$14.39	$12.73	$12.00	$10.49	N/A	N/A
End of period	$11.72	$9.14	$15.36	$14.39	$12.73	$12.00	N/A	N/A
Accumulation units outstanding
at the end of period	6,974	10,926	13,307	13,600	13,873	14,200	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Conservative
Division743
Accumulation unit value:
Beginning of period	$9.66	$11.45	$11.02	$10.44	$10.22	N/A	N/A	N/A
End of period	$10.73	$9.66	$11.45	$11.02	$10.44	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	727	734	484	5,080	-	N/A	N/A	N/A

JNL/S&P Managed Growth
Division536
Accumulation unit value:
Beginning of period	$9.63	$15.24	$14.33	$12.84	$12.22	$11.21	N/A	N/A
End of period	$12.07	$9.63	$15.24	$14.33	$12.84	$12.22	N/A	N/A
Accumulation units outstanding
at the end of period	22,492	24,758	26,710	31,410	32,210	59,620	N/A	N/A

JNL/S&P Managed Moderate
Division939
Accumulation unit value:
Beginning of period	$9.43	$12.25	$11.62	$10.77	$10.43	N/A	N/A	N/A
End of period	$10.95	$9.43	$12.25	$11.62	$10.77	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	55,853	1,268	-	4,388	15,143	N/A	N/A	N/A

JNL/S&P Managed Moderate
Growth Division456
Accumulation unit value:
Beginning of period	$10.26	$14.47	$13.62	$12.42	$11.93	$11.13	$10.69	N/A
End of period	$12.39	$10.26	$14.47	$13.62	$12.42	$11.93	$11.13	N/A
Accumulation units outstanding
at the end of period	163	167	1,352	1,366	1,381	286	290	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division521

Accumulation unit value:
Beginning of period	$19.86	$25.61	$24.36	$21.92	$21.28	$20.02	N/A	N/A
End of period	$23.24	$19.86	$25.61	$24.36	$21.92	$21.28	N/A	N/A
Accumulation units outstanding
at the end of period	630	3,258	2,640	2,650	2,661	2,671	N/A	N/A
JNL/Select Money Market
Division1122
Accumulation unit value:
Beginning of period	$11.89	$11.89	$11.61	$11.49	N/A	N/A	N/A	N/A
End of period	$11.64	$11.89	$11.89	$11.61	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	487	527	559	585	N/A	N/A	N/A	N/A

JNL/Select Value Division521

Accumulation unit value:
Beginning of period	$13.89	$21.30	$20.20	$17.08	$16.14	$14.75	N/A	N/A
End of period	$16.84	$13.89	$21.30	$20.20	$17.08	$16.14	N/A	N/A
Accumulation units outstanding
at the end of period	1,212	1,266	1,309	1,344	706	626	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established
Growth Division514
Accumulation unit value:
Beginning of period	$16.55	$29.61	$27.50	$24.73	$23.83	$23.01	N/A	N/A
End of period	$23.23	$16.55	$29.61	$27.50	$24.73	$23.83	N/A	N/A
Accumulation units outstanding
at the end of period	840	1,373	1,405	2,135	1,682	1,210	N/A	N/A

JNL/T.Rowe Price Mid-Cap
Growth Division514
Accumulation unit value:
Beginning of period	$23.99	$41.33	$36.06	$34.52	$30.93	$28.08	N/A	N/A
End of period	$34.46	$23.99	$41.33	$36.06	$34.52	$30.93	N/A	N/A
Accumulation units outstanding
at the end of period	985	1,526	1,508	2,471	2,318	2,268	N/A	N/A

JNL/T.Rowe Price Short-Term
Bond Division
Accumulation unit value:
Beginning of period	$9.92	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.08	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,341	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value
Division514
Accumulation unit value:
Beginning of period	$8.90	$15.29	$15.51	$13.21	$12.72	$11.72	N/A	N/A
End of period	$11.94	$8.90	$15.29	$15.51	$13.21	$12.72	N/A	N/A
Accumulation units outstanding
at the end of period	1,915	2,644	2,701	5,090	4,332	4,162	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.25%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM International
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM Large Cap Growth
Division574
Accumulation unit value:
Beginning of period	$8.30	$13.62	$12.04	$11.42	$10.89	$10.11	N/A	N/A
End of period	$10.09	$8.30	$13.62	$12.04	$11.42	$10.89	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	3,577	3,577	1,596	-	N/A	N/A

JNL/AIM Small Cap Growth
Division574
Accumulation unit value:
Beginning of period	$8.84	$15.00	$13.78	$12.31	$11.61	$10.71	N/A	N/A
End of period	$11.65	$8.84	$15.00	$13.78	$12.31	$11.61	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	3,134	3,135	1,415	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division587
Accumulation unit value:
Beginning of period	$8.46	$12.06	$11.43	$10.55	$9.80	$9.05	N/A	N/A
End of period	$10.13	$8.46	$12.06	$11.43	$10.55	$9.80	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	382	383	383	N/A	N/A

JNL/Capital Guardian
Global Diversified Research Division620
Accumulation unit value:
Beginning of period	$15.66	$27.85	$23.61	$21.31	$21.38	$19.13	N/A	N/A
End of period	$21.17	$15.66	$27.85	$23.61	$21.31	$21.38	N/A	N/A
Accumulation units outstanding
at the end of period	767	767	357	357	345	337	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division620
Accumulation unit value:
Beginning of period	$15.62	$27.02	$25.19	$24.62	$24.06	$21.84	N/A	N/A
End of period	$20.59	$15.62	$27.02	$25.19	$24.62	$24.06	N/A	N/A
Accumulation units outstanding
at the end of period	624	1,406	624	624	601	588	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	$6.49	$13.60	$11.89	N/A	N/A	N/A	N/A	N/A
End of period	$9.51	$6.49	$13.60	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,540	5,904	6,820	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	$6.47	$9.84	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.90	$6.47	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	752	817	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	$5.72	$9.85	$10.65	N/A	N/A	N/A	N/A	N/A
End of period	$7.31	$5.72	$9.85	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	910	-	3,766	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division
Accumulation unit value:
Beginning of period	$7.40	$10.77	$11.17	N/A	N/A	N/A	N/A	N/A
End of period	$9.62	$7.40	$10.77	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	3,484	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	$5.95	$9.81	$10.58	N/A	N/A	N/A	N/A	N/A
End of period	$7.38	$5.95	$9.81	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,068	1,189	3,679	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division835
Accumulation unit value:
Beginning of period	$17.10	$18.44	$17.63	$17.22	$17.10	N/A	N/A	N/A
End of period	$19.08	$17.10	$18.44	$17.63	$17.22	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,313	1,404	1,833	2,017	2,085	N/A	N/A	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division587
Accumulation unit value:
Beginning of period	$8.78	$16.17	$14.77	$11.45	$9.87	$8.35	N/A	N/A
End of period	$11.17	$8.78	$16.17	$14.77	$11.45	$9.87	N/A	N/A
Accumulation units outstanding
at the end of period	790	1,678	790	790	769	753	N/A	N/A

JNL/JPMorgan MidCap
Growth Division756
Accumulation unit value:
Beginning of period	$12.62	$23.24	$22.01	$20.09	$18.56	N/A	N/A	N/A
End of period	$17.64	$12.62	$23.24	$22.01	$20.09	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division850
Accumulation unit value:
Beginning of period	$15.72	$15.09	$14.51	$14.37	$14.50	N/A	N/A	N/A
End of period	$15.93	$15.72	$15.09	$14.51	$14.37	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,348	3,309	3,444	3,503	3,528	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division
Accumulation unit value:
Beginning of period	$7.54	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.44	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,014	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity
Division698
Accumulation unit value:
Beginning of period	$11.02	$18.46	$19.39	$17.31	$16.27	$15.14	N/A	N/A
End of period	$15.04	$11.02	$18.46	$19.39	$17.31	$16.27	N/A	N/A
Accumulation units outstanding
at the end of period	691	5,374	6,816	8,233	9,041	7,986	N/A	N/A

JNL/Lazard Small Cap
Equity Division587
Accumulation unit value:
Beginning of period	$8.83	$14.70	$16.14	$14.13	$13.81	$12.37	N/A	N/A
End of period	$8.32	$8.83	$14.70	$16.14	$14.13	$13.81	N/A	N/A
Accumulation units outstanding
at the end of period	-	3,456	3,424	3,909	3,883	4,148	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1059

Accumulation unit value:
Beginning of period	$7.18	$11.34	$11.94	$11.47	N/A	N/A	N/A	N/A
End of period	$10.74	$7.18	$11.34	$11.94	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,609	6,888	9,219	15,195	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division803

Accumulation unit value:
Beginning of period	$11.54	$11.38	$10.94	$10.79	$10.72	N/A	N/A	N/A
End of period	$11.93	$11.54	$11.38	$10.94	$10.79	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	869	1,505	1,769	1,742	1,624	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands
Sector Division884
Accumulation unit value:
Beginning of period	$6.67	$9.93	$11.03	$9.94	$10.40	N/A	N/A	N/A
End of period	$8.68	$6.67	$9.93	$11.03	$9.94	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,850	5,647	3,700	-	1,630	N/A	N/A	N/A

JNL/MCM Dow Dividend Division1450

Accumulation unit value:
Beginning of period	$5.11	$10.33	$10.96	N/A	N/A	N/A	N/A	N/A
End of period	$6.01	$5.11	$10.33	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	1,359	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P
500 Stock Index Division587
Accumulation unit value:
Beginning of period	$5.70	$9.37	$9.24	$8.09	$7.93	$7.31	N/A	N/A
End of period	$5.30	$5.70	$9.37	$9.24	$8.09	$7.93	N/A	N/A
Accumulation units outstanding
at the end of period	-	4,694	4,694	4,694	4,661	882	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector
Division686
Accumulation unit value:
Beginning of period	$5.45	$11.29	$13.97	$12.04	$11.60	$10.48	N/A	N/A
End of period	$6.32	$5.45	$11.29	$13.97	$12.04	$11.60	N/A	N/A
Accumulation units outstanding
at the end of period	363	394	254	218	233	244	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector
Division743
Accumulation unit value:
Beginning of period	$8.90	$11.86	$11.27	$10.85	$10.24	N/A	N/A	N/A
End of period	$10.53	$8.90	$11.86	$11.27	$10.85	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,671	425	2,421	2,553	959	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division587
Accumulation unit value:
Beginning of period	$10.87	$19.47	$18.04	$14.69	$13.26	$11.31	N/A	N/A
End of period	$13.74	$10.87	$19.47	$18.04	$14.69	$13.26	N/A	N/A
Accumulation units outstanding
at the end of period	7,635	11,101	14,711	14,028	12,653	7,610	N/A	N/A

JNL/MCM JNL 5 Division729

Accumulation unit value:
Beginning of period	$7.63	$13.57	$13.69	$11.78	$10.89	$10.74	N/A	N/A
End of period	$9.26	$7.63	$13.57	$13.69	$11.78	$10.89	N/A	N/A
Accumulation units outstanding
at the end of period	78,752	100,324	109,032	88,533	80,953	3,830	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	$6.25	$8.59	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.41	$6.25	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,750	1,839	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Nasdaq 25 Division1450

Accumulation unit value:
Beginning of period	$7.13	$12.48	$12.10	N/A	N/A	N/A	N/A	N/A
End of period	$9.36	$7.13	$12.48	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	414	429	422	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector
Division743
Accumulation unit value:
Beginning of period	$21.13	$34.78	$26.30	$22.26	$16.14	N/A	N/A	N/A
End of period	$24.81	$21.13	$34.78	$26.30	$22.26	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	273	1,208	1,385	1,431	532	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap
Index Division587
Accumulation unit value:
Beginning of period	$9.44	$15.47	$14.73	$13.73	$12.54	$11.25	N/A	N/A
End of period	$12.75	$9.44	$15.47	$14.73	$13.73	$12.54	N/A	N/A
Accumulation units outstanding
at the end of period	8,000	10,486	12,708	13,451	13,786	9,605	N/A	N/A

JNL/MCM S&P 500 Index Division587

Accumulation unit value:
Beginning of period	$7.36	$12.07	$11.77	$10.46	$10.25	$9.50	N/A	N/A
End of period	$9.07	$7.36	$12.07	$11.77	$10.46	$10.25	N/A	N/A
Accumulation units outstanding
at the end of period	13,925	13,186	35,019	39,869	41,587	13,643	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Select Small-Cap
Division1224
Accumulation unit value:
Beginning of period	$10.31	$17.59	$19.78	N/A	N/A	N/A	N/A	N/A
End of period	$10.58	$10.31	$17.59	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,646	2,563	4,028	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index
Division587
Accumulation unit value:
Beginning of period	$9.16	$14.40	$15.05	$13.10	$12.86	$11.34	N/A	N/A
End of period	$11.41	$9.16	$14.40	$15.05	$13.10	$12.86	N/A	N/A
Accumulation units outstanding
at the end of period	7,617	8,793	10,980	11,601	11,926	8,611	N/A	N/A

JNL/MCM Technology Sector
Division620
Accumulation unit value:
Beginning of period	$3.64	$6.57	$5.87	$5.49	$5.48	$4.86	N/A	N/A
End of period	$5.82	$3.64	$6.57	$5.87	$5.49	$5.48	N/A	N/A
Accumulation units outstanding
at the end of period	1,962	6,424	5,062	5,467	5,025	1,326	N/A	N/A

JNL/MCM Value Line 30
Division1450
Accumulation unit value:
Beginning of period	$8.96	$17.44	$17.54	N/A	N/A	N/A	N/A	N/A
End of period	$10.05	$8.96	$17.44	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,766	5,862	7,521	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM VIP Division743

Accumulation unit value:
Beginning of period	$7.88	$14.09	$13.02	$11.87	$10.78	N/A	N/A	N/A
End of period	$9.56	$7.88	$14.09	$13.02	$11.87	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,275	6,637	10,054	11,430	12,142	N/A	N/A	N/A

JNL/Oppenheimer Global
Growth Division587
Accumulation unit value:
Beginning of period	$8.40	$14.53	$13.98	$12.22	$10.99	$9.48	N/A	N/A
End of period	$11.45	$8.40	$14.53	$13.98	$12.22	$10.99	N/A	N/A
Accumulation units outstanding
at the end of period	1,951	3,559	6,136	6,474	7,139	1,204	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.22	$10.99	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.71	$10.22	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,975	5,593	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return
Bond Division686
Accumulation unit value:
Beginning of period	$13.86	$14.12	$13.34	$13.18	$13.18	$13.17	N/A	N/A
End of period	$15.64	$13.86	$14.12	$13.34	$13.18	$13.18	N/A	N/A
Accumulation units outstanding
at the end of period	3,863	2,465	2,764	5,194	4,663	424	N/A	N/A

JNL/PPM America Core
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High
Yield Bond Division674
Accumulation unit value:
Beginning of period	$8.68	$12.82	$13.26	$12.27	$12.34	$12.02	N/A	N/A
End of period	$12.42	$8.68	$12.82	$13.26	$12.27	$12.34	N/A	N/A
Accumulation units outstanding
at the end of period	2,574	2,653	2,696	2,727	2,763	767	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division888
Accumulation unit value:
Beginning of period	$9.86	$19.11	$20.71	$18.74	$18.72	N/A	N/A	N/A
End of period	$13.94	$9.86	$19.11	$20.71	$18.74	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	563	563	N/A	N/A	N/A

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division587
Accumulation unit value:
Beginning of period	$9.11	$15.32	$14.35	$12.70	$11.97	$10.89	N/A	N/A
End of period	$11.68	$9.11	$15.32	$14.35	$12.70	$11.97	N/A	N/A
Accumulation units outstanding
at the end of period	3,784	4,018	4,445	5,591	5,777	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Conservative
Division888
Accumulation unit value:
Beginning of period	$9.65	$11.44	$11.01	$10.44	$10.34	N/A	N/A	N/A
End of period	$10.71	$9.65	$11.44	$11.01	$10.44	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	770	829	-	2,242	2,242	N/A	N/A	N/A

JNL/S&P Managed Growth
Division650
Accumulation unit value:
Beginning of period	$9.60	$15.19	$14.30	$12.81	$12.19	$11.05	N/A	N/A
End of period	$12.02	$9.60	$15.19	$14.30	$12.81	$12.19	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	36,625	37,331	12,014	N/A	N/A

JNL/S&P Managed Moderate
Division729
Accumulation unit value:
Beginning of period	$9.42	$12.24	$11.62	$10.76	$10.48	$10.38	N/A	N/A
End of period	$10.93	$9.42	$12.24	$11.62	$10.76	$10.48	N/A	N/A
Accumulation units outstanding
at the end of period	19,568	17,721	5,444	5,613	6,339	34,449	N/A	N/A

JNL/S&P Managed Moderate
Growth Division587
Accumulation unit value:
Beginning of period	$10.23	$14.43	$13.59	$12.39	$11.90	$11.02	N/A	N/A
End of period	$12.35	$10.23	$14.43	$13.59	$12.39	$11.90	N/A	N/A
Accumulation units outstanding
at the end of period	934	6,263	8,389	10,516	11,575	11,773	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division587

Accumulation unit value:
Beginning of period	$19.77	$25.51	$24.28	$21.84	$21.22	$19.59	N/A	N/A
End of period	$23.14	$19.77	$25.51	$24.28	$21.84	$21.22	N/A	N/A
Accumulation units outstanding
at the end of period	974	2,617	1,212	1,314	2,430	665	N/A	N/A

JNL/Select Money Market
Division714
Accumulation unit value:
Beginning of period	$11.84	$11.85	$11.57	$11.32	$11.27	$11.28	N/A	N/A
End of period	$11.59	$11.84	$11.85	$11.57	$11.32	$11.27	N/A	N/A
Accumulation units outstanding
at the end of period	243	943	15,565	20,349	328	16,952	N/A	N/A

JNL/Select Value Division587

Accumulation unit value:
Beginning of period	$13.86	$21.27	$20.17	$17.06	$16.13	$14.55	N/A	N/A
End of period	$16.80	$13.86	$21.27	$20.17	$17.06	$16.13	N/A	N/A
Accumulation units outstanding
at the end of period	461	461	461	461	445	1,074	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established
Growth Division587
Accumulation unit value:
Beginning of period	$16.48	$29.50	$27.40	$24.65	$23.76	$21.97	N/A	N/A
End of period	$23.13	$16.48	$29.50	$27.40	$24.65	$23.76	N/A	N/A
Accumulation units outstanding
at the end of period	9,336	11,434	17,346	24,155	29,349	11,032	N/A	N/A

JNL/T.Rowe Price Mid-Cap
Growth Division587
Accumulation unit value:
Beginning of period	$23.90	$41.18	$35.93	$34.41	$30.84	$27.53	N/A	N/A
End of period	$34.31	$23.90	$41.18	$35.93	$34.41	$30.84	N/A	N/A
Accumulation units outstanding
at the end of period	5,801	8,803	11,124	14,937	17,854	7,137	N/A	N/A

JNL/T.Rowe Price Short-Term
Bond Division
Accumulation unit value:
Beginning of period	$9.57	$9.80	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.07	$9.57	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	673	749	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value
Division587
Accumulation unit value:
Beginning of period	$8.88	$15.26	$15.48	$13.19	$12.70	$11.32	N/A	N/A
End of period	$11.90	$8.88	$15.26	$15.48	$13.19	$12.70	N/A	N/A
Accumulation units outstanding
at the end of period	17,867	20,521	28,754	40,988	48,510	19,093	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.26%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM International
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM Large Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division1756
Accumulation unit value:
Beginning of period	$17.08	$18.09	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$19.06	$17.08	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,608	1,608	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Small Cap
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands
Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P
500 Stock Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector
Division1756
Accumulation unit value:
Beginning of period	$8.89	$10.47	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.52	$8.89	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,632	2,632	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM JNL 5 Division1756

Accumulation unit value:
Beginning of period	$7.62	$11.66	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.25	$7.62	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,505	2,505	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap
Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 500 Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return
Bond Division1756
Accumulation unit value:
Beginning of period	$13.84	$14.27	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.62	$13.84	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,084	2,084	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Core
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High
Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Conservative
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division1756

Accumulation unit value:
Beginning of period	$19.75	$23.72	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$23.11	$19.75	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,300	1,300	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Mid-Cap
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Short-Term
Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.27%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real
Estate Division1219
Accumulation unit value:
Beginning of period	$8.02	$12.76	$15.37	$14.99	N/A	N/A	N/A	N/A
End of period	$10.39	$8.02	$12.76	$15.37	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	441	-	-	2,214	N/A	N/A	N/A	N/A

JNL/AIM International
Growth Division419
Accumulation unit value:
Beginning of period	$9.96	$17.26	$16.08	$13.42	$12.40	$10.90	$9.62	N/A
End of period	$13.34	$9.96	$17.26	$16.08	$13.42	$12.40	$10.90	N/A
Accumulation units outstanding
at the end of period	11,051	14,610	12,880	3,488	79	80	80	N/A

JNL/AIM Large Cap Growth
Division476
Accumulation unit value:
Beginning of period	$8.29	$13.61	$12.03	$11.41	$10.88	$10.12	$9.70	N/A
End of period	$10.08	$8.29	$13.61	$12.03	$11.41	$10.88	$10.12	N/A
Accumulation units outstanding
at the end of period	1,212	1,191	1,247	1,159	1,206	5,640	212	N/A

JNL/AIM Small Cap Growth
Division419
Accumulation unit value:
Beginning of period	$8.83	$14.99	$13.77	$12.30	$11.61	$11.11	$10.05	N/A
End of period	$11.64	$8.83	$14.99	$13.77	$12.30	$11.61	$11.11	N/A
Accumulation units outstanding
at the end of period	4,376	3,224	3,224	3,274	3,274	3,275	1,015	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division419
Accumulation unit value:
Beginning of period	$8.44	$12.04	$11.41	$10.54	$9.79	$9.15	$8.62	N/A
End of period	$10.11	$8.44	$12.04	$11.41	$10.54	$9.79	$9.15	N/A
Accumulation units outstanding
at the end of period	766	1,138	4,033	783	784	639	239	N/A

JNL/Capital Guardian
Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division
Accumulation unit value:
Beginning of period	$15.58	$26.95	$26.86	N/A	N/A	N/A	N/A	N/A
End of period	$20.53	$15.58	$26.95	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,751	1,277	2,231	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	$6.49	$13.60	$13.15	N/A	N/A	N/A	N/A	N/A
End of period	$9.51	$6.49	$13.60	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	21,056	20,745	22,334	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division520

Accumulation unit value:
Beginning of period	$10.40	$17.45	$17.75	$16.16	$15.99	$15.69	N/A	N/A
End of period	$13.61	$10.40	$17.45	$17.75	$16.16	$15.99	N/A	N/A
Accumulation units outstanding
at the end of period	5,058	5,334	5,391	4,918	4,989	3,589	N/A	N/A

JNL/Eagle SmallCap Equity
Division562
Accumulation unit value:
Beginning of period	$14.16	$23.48	$21.43	$18.25	$18.21	$16.57	N/A	N/A
End of period	$18.76	$14.16	$23.48	$21.43	$18.25	$18.21	N/A	N/A
Accumulation units outstanding
at the end of period	8,933	1,276	1,640	366	460	534	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	$6.16	$9.87	$9.99	N/A	N/A	N/A	N/A	N/A
End of period	$7.84	$6.16	$9.87	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,791	2,793	1,252	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division
Accumulation unit value:
Beginning of period	$9.34	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.61	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,818	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	$6.20	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.37	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	10,381	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division441
Accumulation unit value:
Beginning of period	$17.05	$18.40	$17.59	$17.19	$17.13	$16.39	$16.05	N/A
End of period	$19.03	$17.05	$18.40	$17.59	$17.19	$17.13	$16.39	N/A
Accumulation units outstanding
at the end of period	5,272	6,030	6,201	5,790	5,853	4,027	705	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division880
Accumulation unit value:
Beginning of period	$8.76	$16.14	$14.75	$11.43	$10.03	N/A	N/A	N/A
End of period	$11.14	$8.76	$16.14	$14.75	$11.43	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,767	20,441	18,959	9,310	4,900	N/A	N/A	N/A

JNL/JPMorgan MidCap
Growth Division807
Accumulation unit value:
Beginning of period	$12.59	$23.18	$21.96	$20.05	$18.02	N/A	N/A	N/A
End of period	$17.59	$12.59	$23.18	$21.96	$20.05	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	576	562	577	434	464	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division807
Accumulation unit value:
Beginning of period	$15.67	$15.05	$14.47	$14.34	$14.30	N/A	N/A	N/A
End of period	$15.89	$15.67	$15.05	$14.47	$14.34	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	11,108	14,886	10,687	10,334	1,003	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division
Accumulation unit value:
Beginning of period	$6.81	$13.95	$12.46	N/A	N/A	N/A	N/A	N/A
End of period	$11.43	$6.81	$13.95	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	24,030	12,343	10,069	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity
Division441
Accumulation unit value:
Beginning of period	$10.99	$18.43	$19.36	$17.28	$16.25	$13.33	$12.50	N/A
End of period	$15.01	$10.99	$18.43	$19.36	$17.28	$16.25	$13.33	N/A
Accumulation units outstanding
at the end of period	4,354	5,734	7,001	2,979	2,998	2,738	817	N/A
JNL/Lazard Small Cap
Equity Division441
Accumulation unit value:
Beginning of period	$8.81	$14.67	$16.11	$14.11	$13.79	$12.23	$11.23	N/A
End of period	$8.30	$8.81	$14.67	$16.11	$14.11	$13.79	$12.23	N/A
Accumulation units outstanding
at the end of period	-	3,452	3,456	3,324	3,350	3,034	907	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1059

Accumulation unit value:
Beginning of period	$7.17	$11.32	$11.92	$11.45	N/A	N/A	N/A	N/A
End of period	$10.72	$7.17	$11.32	$11.92	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,742	2,104	2,156	11,701	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division474

Accumulation unit value:
Beginning of period	$11.52	$11.37	$10.93	$10.78	$10.83	$10.69	$10.68	N/A
End of period	$11.91	$11.52	$11.37	$10.93	$10.78	$10.83	$10.69	N/A
Accumulation units outstanding
at the end of period	1,692	20,740	27,479	26,169	25,276	23,791	13,688	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division
Accumulation unit value:
Beginning of period	$3.44	$5.83	$5.83	N/A	N/A	N/A	N/A	N/A
End of period	$4.22	$3.44	$5.83	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,458	4,908	5,270	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands
Sector Division
Accumulation unit value:
Beginning of period	$6.66	$9.91	$10.90	N/A	N/A	N/A	N/A	N/A
End of period	$8.67	$6.66	$9.91	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	826	826	826	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division1450

Accumulation unit value:
Beginning of period	$5.11	$10.32	$10.96	N/A	N/A	N/A	N/A	N/A
End of period	$6.01	$5.11	$10.32	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,780	1,782	1,783	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P
500 Stock Index Division520
Accumulation unit value:
Beginning of period	$5.69	$9.36	$9.23	$8.08	$7.93	$7.47	N/A	N/A
End of period	$5.29	$5.69	$9.36	$9.23	$8.08	$7.93	N/A	N/A
Accumulation units outstanding
at the end of period	-	6,866	6,866	11,999	13,929	12,002	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector
Division561
Accumulation unit value:
Beginning of period	$8.89	$11.84	$11.26	$10.84	$10.30	$10.47	N/A	N/A
End of period	$10.51	$8.89	$11.84	$11.26	$10.84	$10.30	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	1,157	1,196	1,278	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division474
Accumulation unit value:
Beginning of period	$10.85	$19.45	$18.02	$14.68	$13.25	$11.35	$10.84	N/A
End of period	$13.71	$10.85	$19.45	$18.02	$14.68	$13.25	$11.35	N/A
Accumulation units outstanding
at the end of period	17,309	16,723	14,626	13,905	16,010	16,480	14,288	N/A

JNL/MCM JNL 5 Division728

Accumulation unit value:
Beginning of period	$7.62	$13.56	$13.68	$11.78	$10.89	$10.70	N/A	N/A
End of period	$9.25	$7.62	$13.56	$13.68	$11.78	$10.89	N/A	N/A
Accumulation units outstanding
at the end of period	52,450	64,576	79,506	23,922	13,472	4,813	N/A	N/A

JNL/MCM JNL Optimized
5 Division1147
Accumulation unit value:
Beginning of period	$6.25	$11.85	$10.67	$9.82	N/A	N/A	N/A	N/A
End of period	$8.41	$6.25	$11.85	$10.67	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	7,385	7,729	7,809	1,453	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division1397
Accumulation unit value:
Beginning of period	$6.08	$11.50	$10.62	N/A	N/A	N/A	N/A	N/A
End of period	$8.09	$6.08	$11.50	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,358	1,396	1,521	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division

Accumulation unit value:
Beginning of period	$21.09	$34.72	$25.56	N/A	N/A	N/A	N/A	N/A
End of period	$24.76	$21.09	$34.72	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,269	1,108	1,415	N/A	N/A	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap
Index Division474
Accumulation unit value:
Beginning of period	$9.43	$15.46	$14.72	$13.72	$12.54	$11.08	$10.89	N/A
End of period	$12.73	$9.43	$15.46	$14.72	$13.72	$12.54	$11.08	N/A
Accumulation units outstanding
at the end of period	9,789	24,418	23,278	24,177	34,196	35,748	14,231	N/A

JNL/MCM S&P 500 Index Division474

Accumulation unit value:
Beginning of period	$7.35	$12.06	$11.76	$10.45	$10.25	$9.52	$9.20	N/A
End of period	$9.05	$7.35	$12.06	$11.76	$10.45	$10.25	$9.52	N/A
Accumulation units outstanding
at the end of period	34,773	54,660	51,329	57,139	61,035	62,541	24,006	N/A

JNL/MCM S&P SMid 60 Division1397

Accumulation unit value:
Beginning of period	$6.00	$8.79	$9.00	N/A	N/A	N/A	N/A	N/A
End of period	$9.48	$6.00	$8.79	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	461	462	463	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Select Small-Cap
Division1224
Accumulation unit value:
Beginning of period	$10.29	$17.56	$19.75	N/A	N/A	N/A	N/A	N/A
End of period	$10.55	$10.29	$17.56	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	436	437	1,072	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index
Division474
Accumulation unit value:
Beginning of period	$9.15	$14.39	$15.04	$13.09	$12.85	$11.19	$11.01	N/A
End of period	$11.40	$9.15	$14.39	$15.04	$13.09	$12.85	$11.19	N/A
Accumulation units outstanding
at the end of period	10,556	16,638	16,143	16,470	26,732	27,313	13,282	N/A

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	$3.65	$6.58	$6.35	N/A	N/A	N/A	N/A	N/A
End of period	$5.84	$3.65	$6.58	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,668	-	3	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30
Division1450
Accumulation unit value:
Beginning of period	$8.95	$17.43	$17.53	N/A	N/A	N/A	N/A	N/A
End of period	$10.04	$8.95	$17.43	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	487	857	1,328	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM VIP Division833

Accumulation unit value:
Beginning of period	$7.88	$14.09	$13.01	$11.87	$10.84	N/A	N/A	N/A
End of period	$9.55	$7.88	$14.09	$13.01	$11.87	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	395	505	555	590	-	N/A	N/A	N/A

JNL/Oppenheimer Global
Growth Division441
Accumulation unit value:
Beginning of period	$8.39	$14.51	$13.96	$12.21	$10.98	$9.53	$8.76	N/A
End of period	$11.43	$8.39	$14.51	$13.96	$12.21	$10.98	$9.53	N/A
Accumulation units outstanding
at the end of period	3,493	5,213	6,208	4,298	4,335	3,503	3,503	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	$7.42	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.91	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,304	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	$6.80	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.35	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,403	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.21	$11.41	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.70	$10.21	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	35,330	33,749	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return
Bond Division441
Accumulation unit value:
Beginning of period	$13.83	$14.09	$13.32	$13.16	$13.16	$12.89	$12.80	N/A
End of period	$15.61	$13.83	$14.09	$13.32	$13.16	$13.16	$12.89	N/A
Accumulation units outstanding
at the end of period	28,875	34,989	39,899	33,040	31,518	23,664	1,612	N/A

JNL/PPM America Core
Equity Division518
Accumulation unit value:
Beginning of period	$11.58	$19.90	$21.95	$19.74	$18.57	$17.42	N/A	N/A
End of period	$14.33	$11.58	$19.90	$21.95	$19.74	$18.57	N/A	N/A
Accumulation units outstanding
at the end of period	-	133	133	134	236	236	N/A	N/A

JNL/PPM America High
Yield Bond Division674
Accumulation unit value:
Beginning of period	$8.66	$12.80	$13.24	$12.26	$12.33	$12.01	N/A	N/A
End of period	$12.39	$8.66	$12.80	$13.24	$12.26	$12.33	N/A	N/A
Accumulation units outstanding
at the end of period	4,074	3,879	4,479	1,730	1,799	242	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division518
Accumulation unit value:
Beginning of period	$9.83	$19.06	$20.66	$18.70	$18.23	$17.54	N/A	N/A
End of period	$13.90	$9.83	$19.06	$20.66	$18.70	$18.23	N/A	N/A
Accumulation units outstanding
at the end of period	132	132	133	133	235	235	N/A	N/A

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division497
Accumulation unit value:
Beginning of period	$9.09	$15.29	$14.33	$12.68	$11.96	$11.16	N/A	N/A
End of period	$11.65	$9.09	$15.29	$14.33	$12.68	$11.96	N/A	N/A
Accumulation units outstanding
at the end of period	187,340	207,782	274,097	310,125	353,817	418,743	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Conservative
Division993
Accumulation unit value:
Beginning of period	$9.64	$11.43	$11.01	$10.55	N/A	N/A	N/A	N/A
End of period	$10.70	$9.64	$11.43	$11.01	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	13,962	14,970	16,650	14,350	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth
Division434
Accumulation unit value:
Beginning of period	$9.58	$15.16	$14.27	$12.79	$12.18	$11.18	$10.69	N/A
End of period	$12.00	$9.58	$15.16	$14.27	$12.79	$12.18	$11.18	N/A
Accumulation units outstanding
at the end of period	30,518	33,999	41,369	41,574	41,643	43,999	14,759	N/A

JNL/S&P Managed Moderate
Division977
Accumulation unit value:
Beginning of period	$9.41	$12.23	$11.61	$10.76	$10.78	N/A	N/A	N/A
End of period	$10.92	$9.41	$12.23	$11.61	$10.76	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	12,852	12,852	18,889	19,439	14,703	N/A	N/A	N/A

JNL/S&P Managed Moderate
Growth Division478
Accumulation unit value:
Beginning of period	$10.21	$14.40	$13.56	$12.37	$11.89	$11.10	$10.97	N/A
End of period	$12.32	$10.21	$14.40	$13.56	$12.37	$11.89	$11.10	N/A
Accumulation units outstanding
at the end of period	51,727	59,702	87,854	82,812	57,897	33,071	3,644	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division520

Accumulation unit value:
Beginning of period	$19.72	$25.45	$24.22	$21.80	$21.18	$19.93	N/A	N/A
End of period	$23.08	$19.72	$25.45	$24.22	$21.80	$21.18	N/A	N/A
Accumulation units outstanding
at the end of period	6,252	8,466	8,346	7,734	6,141	3,859	N/A	N/A

JNL/Select Money Market
Division807
Accumulation unit value:
Beginning of period	$11.81	$11.82	$11.54	$11.30	$11.24	N/A	N/A	N/A
End of period	$11.56	$11.81	$11.82	$11.54	$11.30	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,340	13,334	10,252	4,417	2,997	N/A	N/A	N/A

JNL/Select Value Division568

Accumulation unit value:
Beginning of period	$13.84	$21.25	$20.16	$17.05	$16.13	$14.52	N/A	N/A
End of period	$16.78	$13.84	$21.25	$20.16	$17.05	$16.13	N/A	N/A
Accumulation units outstanding
at the end of period	12,219	6,395	7,470	5,667	6,030	3,805	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established
Growth Division441
Accumulation unit value:
Beginning of period	$16.44	$29.42	$27.34	$24.60	$23.71	$22.08	$20.44	N/A
End of period	$23.06	$16.44	$29.42	$27.34	$24.60	$23.71	$22.08	N/A
Accumulation units outstanding
at the end of period	16,162	7,475	7,543	4,295	4,350	3,955	1,503	N/A

JNL/T.Rowe Price Mid-Cap
Growth Division419
Accumulation unit value:
Beginning of period	$23.83	$41.08	$35.85	$34.34	$30.79	$26.68	$23.72	N/A
End of period	$34.21	$23.83	$41.08	$35.85	$34.34	$30.79	$26.68	N/A
Accumulation units outstanding
at the end of period	4,459	4,093	6,002	4,629	4,762	4,967	2,895	N/A

JNL/T.Rowe Price Short-Term
Bond Division
Accumulation unit value:
Beginning of period	$9.64	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.06	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	10,428	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value
Division419
Accumulation unit value:
Beginning of period	$8.87	$15.23	$15.45	$13.17	$12.69	$11.27	$9.90	N/A
End of period	$11.88	$8.87	$15.23	$15.45	$13.17	$12.69	$11.27	N/A
Accumulation units outstanding
at the end of period	4,399	17,093	15,831	15,895	16,895	20,316	2,507	N/A

Accumulation Unit Values
Contract with Endorsements - 2.30%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real
Estate Division829
Accumulation unit value:
Beginning of period	$8.01	$12.75	$15.36	$11.52	$10.06	N/A	N/A	N/A
End of period	$10.38	$8.01	$12.75	$15.36	$11.52	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,013	-	1,428	1,428	1,428	N/A	N/A	N/A

JNL/AIM International
Growth Division374
Accumulation unit value:
Beginning of period	$9.92	$17.19	$16.02	$13.37	$12.36	$10.87	$9.14	N/A
End of period	$13.28	$9.92	$17.19	$16.02	$13.37	$12.36	$10.87	N/A
Accumulation units outstanding
at the end of period	1,139	-	3,475	3,475	3,475	-	-	N/A

JNL/AIM Large Cap Growth
Division569
Accumulation unit value:
Beginning of period	$8.27	$13.58	$12.01	$11.39	$10.87	$10.11	N/A	N/A
End of period	$10.05	$8.27	$13.58	$12.01	$11.39	$10.87	N/A	N/A
Accumulation units outstanding
at the end of period	4,751	1,323	758	758	767	330	N/A	N/A

JNL/AIM Small Cap Growth
Division201
Accumulation unit value:
Beginning of period	$8.82	$14.97	$13.76	$12.29	$11.60	$11.11	$8.21	$7.45
End of period	$11.61	$8.82	$14.97	$13.76	$12.29	$11.60	$11.11	$8.21
Accumulation units outstanding
at the end of period	1,144	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division175
Accumulation unit value:
Beginning of period	$8.42	$12.01	$11.39	$10.52	$9.78	$9.14	$8.22	$8.48
End of period	$10.08	$8.42	$12.01	$11.39	$10.52	$9.78	$9.14	$8.22
Accumulation units outstanding
at the end of period	8,416	5,887	6,837	8,430	7,074	1,503	-	-

JNL/Capital Guardian
Global Diversified Research Division994
Accumulation unit value:
Beginning of period	$15.55	$27.67	$23.47	$22.27	N/A	N/A	N/A	N/A
End of period	$21.01	$15.55	$27.67	$23.47	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	358	-	-	-	N/A	N/A	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	$5.60	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.62	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,140	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division514
Accumulation unit value:
Beginning of period	$15.51	$26.85	$25.04	$24.49	$23.95	$22.84	N/A	N/A
End of period	$20.44	$15.51	$26.85	$25.04	$24.49	$23.95	N/A	N/A
Accumulation units outstanding
at the end of period	2,498	3,814	1,963	5,639	3,813	934	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	$6.48	$13.60	$12.43	N/A	N/A	N/A	N/A	N/A
End of period	$9.50	$6.48	$13.60	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,795	201	201	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division181

Accumulation unit value:
Beginning of period	$10.36	$17.39	$17.70	$16.12	$15.95	$15.35	$12.61	$12.84
End of period	$13.55	$10.36	$17.39	$17.70	$16.12	$15.95	$15.35	$12.61
Accumulation units outstanding
at the end of period	1,100	-	-	-	-	-	-	-

JNL/Eagle SmallCap Equity
Division219
Accumulation unit value:
Beginning of period	$14.11	$23.40	$21.36	$18.20	$18.16	$15.65	$11.44	$11.08
End of period	$18.68	$14.11	$23.40	$21.36	$18.20	$18.16	$15.65	$11.44
Accumulation units outstanding
at the end of period	533	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division
Accumulation unit value:
Beginning of period	$7.39	$7.07	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.60	$7.39	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	3,258	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	$7.14	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.37	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,030	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division912
Accumulation unit value:
Beginning of period	$7.49	$11.46	$12.50	$10.86	$10.79	N/A	N/A	N/A
End of period	$9.78	$7.49	$11.46	$12.50	$10.86	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	986	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division313
Accumulation unit value:
Beginning of period	$16.98	$18.33	$17.53	$17.13	$17.08	$16.35	$15.50	N/A
End of period	$18.95	$16.98	$18.33	$17.53	$17.13	$17.08	$16.35	N/A
Accumulation units outstanding
at the end of period	1,679	1,680	1,905	1,985	729	-	-	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division879
Accumulation unit value:
Beginning of period	$7.96	$12.74	$12.69	$11.22	$11.12	N/A	N/A	N/A
End of period	$10.32	$7.96	$12.74	$12.69	$11.22	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	397	397	2,923	2,923	2,923	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division219
Accumulation unit value:
Beginning of period	$8.73	$16.09	$14.71	$11.40	$9.84	$8.22	$6.03	$6.12
End of period	$11.11	$8.73	$16.09	$14.71	$11.40	$9.84	$8.22	$6.03
Accumulation units outstanding
at the end of period	5,555	2,661	2,724	3,423	3,692	2,466	-	-

JNL/JPMorgan MidCap
Growth Division886
Accumulation unit value:
Beginning of period	$12.54	$23.09	$21.89	$19.99	$19.23	N/A	N/A	N/A
End of period	$17.51	$12.54	$23.09	$21.89	$19.99	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	244	244	244	244	244	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division205
Accumulation unit value:
Beginning of period	$15.61	$14.99	$14.42	$14.29	$14.29	$14.08	$14.24	$14.22
End of period	$15.82	$15.61	$14.99	$14.42	$14.29	$14.29	$14.08	$14.24
Accumulation units outstanding
at the end of period	-	-	-	706	1,293	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division
Accumulation unit value:
Beginning of period	$5.93	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.42	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	896	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity
Division312
Accumulation unit value:
Beginning of period	$10.96	$18.37	$19.30	$17.24	$16.21	$13.30	$10.40	N/A
End of period	$14.96	$10.96	$18.37	$19.30	$17.24	$16.21	$13.30	N/A
Accumulation units outstanding
at the end of period	2,330	2,566	3,027	3,344	2,996	3,547	-	N/A

JNL/Lazard Small Cap
Equity Division200
Accumulation unit value:
Beginning of period	$8.78	$14.63	$16.07	$14.07	$13.76	$12.20	$9.00	$8.46
End of period	$8.27	$8.78	$14.63	$16.07	$14.07	$13.76	$12.20	$9.00
Accumulation units outstanding
at the end of period	-	3,604	5,059	5,989	4,888	3,307	-	-

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1059

Accumulation unit value:
Beginning of period	$7.15	$11.29	$11.89	$11.43	N/A	N/A	N/A	N/A
End of period	$10.68	$7.15	$11.29	$11.89	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,710	3,226	3,184	5,130	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division233

Accumulation unit value:
Beginning of period	$11.50	$11.35	$10.91	$10.77	$10.82	$10.68	$10.62	$10.48
End of period	$11.88	$11.50	$11.35	$10.91	$10.77	$10.82	$10.68	$10.62
Accumulation units outstanding
at the end of period	844	844	844	844	844	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division810
Accumulation unit value:
Beginning of period	$3.43	$5.81	$5.70	$4.29	$4.04	N/A	N/A	N/A
End of period	$4.21	$3.43	$5.81	$5.70	$4.29	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	386	386	387	-	-	N/A	N/A	N/A

JNL/MCM Consumer Brands
Sector Division954
Accumulation unit value:
Beginning of period	$6.64	$9.89	$10.98	$9.91	$9.87	N/A	N/A	N/A
End of period	$8.64	$6.64	$9.89	$10.98	$9.91	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	6,115	N/A	N/A	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	$5.10	$10.17	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.00	$5.10	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	3,215	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P
500 Stock Index Division195
Accumulation unit value:
Beginning of period	$5.67	$9.33	$9.21	$8.06	$7.91	$7.28	$5.77	$5.63
End of period	$5.28	$5.67	$9.33	$9.21	$8.06	$7.91	$7.28	$5.77
Accumulation units outstanding
at the end of period	-	3,684	3,829	5,249	5,449	5,659	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	$5.42	$11.24	$13.96	N/A	N/A	N/A	N/A	N/A
End of period	$6.28	$5.42	$11.24	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,073	1,074	1,075	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector
Division553
Accumulation unit value:
Beginning of period	$8.86	$11.81	$11.23	$10.82	$10.29	$10.41	N/A	N/A
End of period	$10.48	$8.86	$11.81	$11.23	$10.82	$10.29	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,121	-	-	26,523	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division317
Accumulation unit value:
Beginning of period	$10.83	$19.41	$18.00	$14.66	$13.24	$11.34	$8.30	N/A
End of period	$13.68	$10.83	$19.41	$18.00	$14.66	$13.24	$11.34	N/A
Accumulation units outstanding
at the end of period	6,186	5,836	5,471	7,634	7,618	3,301	-	N/A

JNL/MCM JNL 5 Division765

Accumulation unit value:
Beginning of period	$7.61	$13.55	$13.67	$11.77	$10.81	N/A	N/A	N/A
End of period	$9.23	$7.61	$13.55	$13.67	$11.77	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	48,710	56,622	66,289	17,202	33,810	N/A	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Nasdaq 25 Division1450

Accumulation unit value:
Beginning of period	$7.12	$12.46	$12.08	N/A	N/A	N/A	N/A	N/A
End of period	$9.33	$7.12	$12.46	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	499	2,060	7,216	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division1430
Accumulation unit value:
Beginning of period	$6.08	$11.50	$11.90	N/A	N/A	N/A	N/A	N/A
End of period	$8.08	$6.08	$11.50	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	4,574	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector
Division726
Accumulation unit value:
Beginning of period	$21.03	$34.63	$26.20	$22.19	$16.60	$16.60	N/A	N/A
End of period	$24.68	$21.03	$34.63	$26.20	$22.19	$16.60	N/A	N/A
Accumulation units outstanding
at the end of period	602	-	417	1,002	417	-	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap
Index Division218
Accumulation unit value:
Beginning of period	$9.43	$15.45	$14.72	$13.73	$12.54	$11.09	$8.43	$8.50
End of period	$12.71	$9.43	$15.45	$14.72	$13.73	$12.54	$11.09	$8.43
Accumulation units outstanding
at the end of period	4,954	5,030	5,424	5,965	4,452	3,418	-	-

JNL/MCM S&P 500 Index Division195

Accumulation unit value:
Beginning of period	$7.34	$12.04	$11.74	$10.44	$10.24	$9.52	$7.62	$8.25
End of period	$9.03	$7.34	$12.04	$11.74	$10.44	$10.24	$9.52	$7.62
Accumulation units outstanding
at the end of period	15,142	11,268	11,693	11,780	9,838	1,898	-	-

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Select Small-Cap
Division1224
Accumulation unit value:
Beginning of period	$10.26	$17.52	$19.70	N/A	N/A	N/A	N/A	N/A
End of period	$10.52	$10.26	$17.52	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,257	4,159	5,721	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index
Division218
Accumulation unit value:
Beginning of period	$9.14	$14.38	$15.03	$13.09	$12.85	$11.20	$7.86	$7.89
End of period	$11.38	$9.14	$14.38	$15.03	$13.09	$12.85	$11.20	$7.86
Accumulation units outstanding
at the end of period	7,247	4,045	4,390	4,448	3,762	4,435	-	-

JNL/MCM Technology Sector
Division830
Accumulation unit value:
Beginning of period	$3.62	$6.54	$5.84	$5.47	$5.01	N/A	N/A	N/A
End of period	$5.79	$3.62	$6.54	$5.84	$5.47	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,491	6,491	6,491	6,491	7,752	N/A	N/A	N/A

JNL/MCM Value Line 30
Division1450
Accumulation unit value:
Beginning of period	$8.94	$17.41	$17.51	N/A	N/A	N/A	N/A	N/A
End of period	$10.02	$8.94	$17.41	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,198	12,717	19,983	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM VIP Division850

Accumulation unit value:
Beginning of period	$7.87	$14.07	$13.00	$11.86	$11.11	N/A	N/A	N/A
End of period	$9.53	$7.87	$14.07	$13.00	$11.86	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	9,296	10,437	14,986	14,986	14,986	N/A	N/A	N/A

JNL/Oppenheimer Global
Growth Division181
Accumulation unit value:
Beginning of period	$8.37	$14.48	$13.94	$12.19	$10.97	$9.52	$6.93	$7.20
End of period	$11.40	$8.37	$14.48	$13.94	$12.19	$10.97	$9.52	$6.93
Accumulation units outstanding
at the end of period	7,108	6,102	6,394	7,088	7,088	2,135	-	-

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	$6.98	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.91	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	324	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	$6.33	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.35	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	704	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return
Bond Division175
Accumulation unit value:
Beginning of period	$13.78	$14.05	$13.28	$13.13	$13.13	$12.87	$12.57	$12.25
End of period	$15.55	$13.78	$14.05	$13.28	$13.13	$13.13	$12.87	$12.57
Accumulation units outstanding
at the end of period	5,918	11,640	3,295	6,510	7,011	864	-	-

JNL/PPM America Core
Equity Division374
Accumulation unit value:
Beginning of period	$11.53	$19.83	$21.88	$19.68	$18.52	$16.76	$14.89	N/A
End of period	$14.27	$11.53	$19.83	$21.88	$19.68	$18.52	$16.76	N/A
Accumulation units outstanding
at the end of period	-	721	2,749	2,749	2,750	724	-	N/A

JNL/PPM America High
Yield Bond Division674
Accumulation unit value:
Beginning of period	$8.64	$12.76	$13.21	$12.23	$12.30	$11.98	N/A	N/A
End of period	$12.35	$8.64	$12.76	$13.21	$12.23	$12.30	N/A	N/A
Accumulation units outstanding
at the end of period	1,125	1,200	1,246	1,683	1,747	1,815	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division196
Accumulation unit value:
Beginning of period	$9.80	$18.99	$20.59	$18.64	$18.18	$16.95	$13.92	$12.95
End of period	$13.84	$9.80	$18.99	$20.59	$18.64	$18.18	$16.95	$13.92
Accumulation units outstanding
at the end of period	1,572	1,573	1,574	1,575	1,576	717	-	-

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	$9.12	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.53	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,562	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division205
Accumulation unit value:
Beginning of period	$9.06	$15.24	$14.29	$12.65	$11.93	$10.84	$8.75	$8.05
End of period	$11.61	$9.06	$15.24	$14.29	$12.65	$11.93	$10.84	$8.75
Accumulation units outstanding
at the end of period	1,149	1,227	2,342	2,827	2,894	1,898	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Conservative
Division815
Accumulation unit value:
Beginning of period	$9.63	$11.42	$11.00	$10.43	$10.13	N/A	N/A	N/A
End of period	$10.68	$9.63	$11.42	$11.00	$10.43	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	283	249	331	342	330	N/A	N/A	N/A

JNL/S&P Managed Growth
Division178
Accumulation unit value:
Beginning of period	$9.55	$15.12	$14.23	$12.76	$12.15	$11.16	$9.55	$9.55
End of period	$11.95	$9.55	$15.12	$14.23	$12.76	$12.15	$11.16	$9.38
Accumulation units outstanding
at the end of period	11,717	27,909	29,046	29,256	27,155	22,700	14,499	-

JNL/S&P Managed Moderate
Division700
Accumulation unit value:
Beginning of period	$9.40	$12.22	$11.60	$10.76	$10.48	$10.16	N/A	N/A
End of period	$10.90	$9.40	$12.22	$11.60	$10.76	$10.48	N/A	N/A
Accumulation units outstanding
at the end of period	52,868	52,989	53,484	53,861	22,923	196	N/A	N/A

JNL/S&P Managed Moderate
Growth Division205
Accumulation unit value:
Beginning of period	$10.18	$14.36	$13.53	$12.34	$11.86	$11.08	$9.06	$9.06
End of period	$12.28	$10.18	$14.36	$13.53	$12.34	$11.86	$11.08	$9.63
Accumulation units outstanding
at the end of period	28,166	37,445	40,437	41,462	27,993	18,519	2,805	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division181

Accumulation unit value:
Beginning of period	$19.64	$25.35	$24.14	$21.73	$21.11	$19.49	$16.40	$16.25
End of period	$22.97	$19.64	$25.35	$24.14	$21.73	$21.11	$19.49	$16.40
Accumulation units outstanding
at the end of period	2,818	1,658	1,841	2,106	1,180	1,220	-	-

JNL/Select Money Market
Division231
Accumulation unit value:
Beginning of period	$11.76	$11.77	$11.50	$11.26	$11.22	$11.39	$11.60	$11.62
End of period	$11.51	$11.76	$11.77	$11.50	$11.26	$11.22	$11.39	$11.60
Accumulation units outstanding
at the end of period	-	-	15,997	-	-	-	-	-

JNL/Select Value Division312

Accumulation unit value:
Beginning of period	$13.82	$21.21	$20.13	$17.03	$16.12	$14.37	$10.82	N/A
End of period	$16.74	$13.82	$21.21	$20.13	$17.03	$16.12	$14.37	N/A
Accumulation units outstanding
at the end of period	1,497	2,591	1,639	2,014	2,360	2,136	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established
Growth Division363
Accumulation unit value:
Beginning of period	$16.37	$29.31	$27.24	$24.52	$23.65	$22.02	$20.08	N/A
End of period	$22.96	$16.37	$29.31	$27.24	$24.52	$23.65	$22.02	N/A
Accumulation units outstanding
at the end of period	7,035	5,040	5,572	5,194	5,238	1,399	-	N/A

JNL/T.Rowe Price Mid-Cap
Growth Division200
Accumulation unit value:
Beginning of period	$23.73	$40.92	$35.73	$34.23	$30.70	$26.61	$19.65	$17.73
End of period	$34.06	$23.73	$40.92	$35.73	$34.23	$30.70	$26.61	$19.65
Accumulation units outstanding
at the end of period	2,654	1,865	2,067	3,165	2,150	767	-	-

JNL/T.Rowe Price Short-Term
Bond Division1185
Accumulation unit value:
Beginning of period	$9.56	$10.40	$10.15	$10.12	N/A	N/A	N/A	N/A
End of period	$10.05	$9.56	$10.40	$10.15	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	2,828	-	220	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value
Division313
Accumulation unit value:
Beginning of period	$8.84	$15.20	$15.42	$13.15	$12.68	$11.26	$8.86	N/A
End of period	$11.85	$8.84	$15.20	$15.42	$13.15	$12.68	$11.26	N/A
Accumulation units outstanding
at the end of period	4,241	1,719	1,765	2,239	2,303	1,823	-	N/A

Accumulation Unit Values
Contract with Endorsements - 2.31%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt
65 Division2038
Accumulation unit value:
Beginning of period	$11.19	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.73	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	62	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real
Estate Division848
Accumulation unit value:
Beginning of period	$8.01	$12.75	$15.36	$11.52	$10.66	N/A	N/A	N/A
End of period	$10.38	$8.01	$12.75	$15.36	$11.52	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	452	5,364	5,478	1,606	772	N/A	N/A	N/A

JNL/AIM International
Growth Division851
Accumulation unit value:
Beginning of period	$9.91	$17.16	$16.00	$13.36	$11.91	N/A	N/A	N/A
End of period	$13.26	$9.91	$17.16	$16.00	$13.36	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,519	2,907	2,322	439	332	N/A	N/A	N/A

JNL/AIM Large Cap Growth Division

Accumulation unit value:
Beginning of period	$8.27	$12.46	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.04	$8.27	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	442	888	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM Small Cap Growth Division

Accumulation unit value:
Beginning of period	$9.66	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.60	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	955	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division893
Accumulation unit value:
Beginning of period	$8.41	$12.00	$11.38	$10.51	$10.11	N/A	N/A	N/A
End of period	$10.07	$8.41	$12.00	$11.38	$10.51	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,797	2,942	2,592	2,347	2,343	N/A	N/A	N/A

JNL/Capital Guardian
Global Diversified Research Division
Accumulation unit value:
Beginning of period	$15.53	$21.95	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$20.98	$15.53	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	213	225	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division
Accumulation unit value:
Beginning of period	$15.49	$22.48	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$20.41	$15.49	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	222	214	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	$6.48	$13.60	$11.50	N/A	N/A	N/A	N/A	N/A
End of period	$9.49	$6.48	$13.60	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	15,419	15,339	12,092	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	$14.09	$23.36	$23.62	N/A	N/A	N/A	N/A	N/A
End of period	$18.65	$14.09	$23.36	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	278	307	37	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	$5.71	$9.84	$10.65	N/A	N/A	N/A	N/A	N/A
End of period	$7.30	$5.71	$9.84	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,928	3,928	3,928	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division
Accumulation unit value:
Beginning of period	$7.39	$10.76	$11.16	N/A	N/A	N/A	N/A	N/A
End of period	$9.59	$7.39	$10.76	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	12,591	3,636	3,636	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	$5.95	$9.80	$10.58	N/A	N/A	N/A	N/A	N/A
End of period	$7.37	$5.95	$9.80	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,838	4,493	3,838	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division871
Accumulation unit value:
Beginning of period	$7.49	$11.46	$12.49	$10.86	$10.79	N/A	N/A	N/A
End of period	$9.77	$7.49	$11.46	$12.49	$10.86	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,376	1,377	1,379	1,380	3,546	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division716
Accumulation unit value:
Beginning of period	$16.96	$18.30	$17.51	$17.11	$17.06	$16.87	N/A	N/A
End of period	$18.92	$16.96	$18.30	$17.51	$17.11	$17.06	N/A	N/A
Accumulation units outstanding
at the end of period	4,942	4,488	5,405	5,438	4,251	308	N/A	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division834
Accumulation unit value:
Beginning of period	$7.95	$12.74	$12.69	$11.22	$10.27	N/A	N/A	N/A
End of period	$10.31	$7.95	$12.74	$12.69	$11.22	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	62	379	395	334	399	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy
Division2132
Accumulation unit value:
Beginning of period	$10.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.35	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	21,294	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division716
Accumulation unit value:
Beginning of period	$8.72	$16.08	$14.70	$11.39	$9.83	$9.47	N/A	N/A
End of period	$11.09	$8.72	$16.08	$14.70	$11.39	$9.83	N/A	N/A
Accumulation units outstanding
at the end of period	2,897	10,111	11,199	9,730	8,365	2,119	N/A	N/A

JNL/JPMorgan MidCap
Growth Division893
Accumulation unit value:
Beginning of period	$12.52	$23.06	$21.86	$19.96	$19.09	N/A	N/A	N/A
End of period	$17.49	$12.52	$23.06	$21.86	$19.96	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	564	713	781	743	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division828
Accumulation unit value:
Beginning of period	$15.59	$14.97	$14.41	$14.28	$14.36	N/A	N/A	N/A
End of period	$15.79	$15.59	$14.97	$14.41	$14.28	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	329	1,057	1,128	1,206	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division1071
Accumulation unit value:
Beginning of period	$6.80	$13.94	$10.82	$9.48	N/A	N/A	N/A	N/A
End of period	$11.42	$6.80	$13.94	$10.82	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,920	11,922	12,783	-	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity
Division528
Accumulation unit value:
Beginning of period	$10.95	$18.35	$19.29	$17.23	$16.20	$14.27	N/A	N/A
End of period	$14.94	$10.95	$18.35	$19.29	$17.23	$16.20	N/A	N/A
Accumulation units outstanding
at the end of period	1,453	3,486	3,329	2,938	2,880	1,022	N/A	N/A

JNL/Lazard Small Cap
Equity Division528
Accumulation unit value:
Beginning of period	$8.77	$14.62	$16.05	$14.06	$13.75	$12.83	N/A	N/A
End of period	$8.26	$8.77	$14.62	$16.05	$14.06	$13.75	N/A	N/A
Accumulation units outstanding
at the end of period	-	3,635	3,189	3,023	2,963	1,077	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1059

Accumulation unit value:
Beginning of period	$7.14	$11.28	$11.88	$11.42	N/A	N/A	N/A	N/A
End of period	$10.67	$7.14	$11.28	$11.88	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,354	3,417	5,972	11,498	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division857

Accumulation unit value:
Beginning of period	$11.49	$11.34	$10.91	$10.77	$10.95	N/A	N/A	N/A
End of period	$11.87	$11.49	$11.34	$10.91	$10.77	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,152	2,481	3,197	3,054	3,027	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division1188
Accumulation unit value:
Beginning of period	$3.43	$5.81	$5.70	$5.48	N/A	N/A	N/A	N/A
End of period	$4.27	$3.43	$5.81	$5.70	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	60	828	144	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands
Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P
500 Stock Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector
Division834
Accumulation unit value:
Beginning of period	$5.41	$11.23	$13.91	$11.99	$11.03	N/A	N/A	N/A
End of period	$6.29	$5.41	$11.23	$13.91	$11.99	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	44	-	1,050	575	608	N/A	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector
Division732
Accumulation unit value:
Beginning of period	$8.85	$11.80	$11.22	$10.81	$10.28	$10.21	N/A	N/A
End of period	$10.46	$8.85	$11.80	$11.22	$10.81	$10.28	N/A	N/A
Accumulation units outstanding
at the end of period	6,079	6,234	6,304	6,444	4,032	163	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division524
Accumulation unit value:
Beginning of period	$10.82	$19.40	$17.99	$14.66	$13.24	$11.64	N/A	N/A
End of period	$13.67	$10.82	$19.40	$17.99	$14.66	$13.24	N/A	N/A
Accumulation units outstanding
at the end of period	5,877	9,342	9,595	14,562	14,379	3,319	N/A	N/A

JNL/MCM JNL 5 Division720

Accumulation unit value:
Beginning of period	$7.61	$13.55	$13.67	$11.77	$10.89	$10.47	N/A	N/A
End of period	$9.23	$7.61	$13.55	$13.67	$11.77	$10.89	N/A	N/A
Accumulation units outstanding
at the end of period	84,293	104,741	107,613	80,423	79,396	222	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	$6.24	$10.36	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.40	$6.24	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,561	2,779	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division1319
Accumulation unit value:
Beginning of period	$6.08	$11.50	$10.33	N/A	N/A	N/A	N/A	N/A
End of period	$8.08	$6.08	$11.50	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	8,206	9,230	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector
Division732
Accumulation unit value:
Beginning of period	$21.01	$34.60	$26.18	$22.18	$16.59	$16.70	N/A	N/A
End of period	$24.65	$21.01	$34.60	$26.18	$22.18	$16.59	N/A	N/A
Accumulation units outstanding
at the end of period	2,387	2,400	2,558	2,580	2,471	100	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap
Index Division524
Accumulation unit value:
Beginning of period	$9.40	$15.42	$14.69	$13.70	$12.52	$11.48	N/A	N/A
End of period	$12.69	$9.40	$15.42	$14.69	$13.70	$12.52	N/A	N/A
Accumulation units outstanding
at the end of period	4,496	10,400	11,517	9,694	9,784	3,075	N/A	N/A

JNL/MCM S&P 500 Index Division524

Accumulation unit value:
Beginning of period	$7.33	$12.03	$11.74	$10.44	$10.23	$9.77	N/A	N/A
End of period	$9.02	$7.33	$12.03	$11.74	$10.44	$10.23	N/A	N/A
Accumulation units outstanding
at the end of period	10,500	12,762	11,014	13,700	13,448	7,032	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	$6.25	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.46	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	126	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Select Small-Cap
Division1224
Accumulation unit value:
Beginning of period	$10.25	$17.50	$19.69	N/A	N/A	N/A	N/A	N/A
End of period	$10.51	$10.25	$17.50	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,446	1,366	2,565	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index
Division524
Accumulation unit value:
Beginning of period	$9.13	$14.35	$15.01	$13.07	$12.83	$11.68	N/A	N/A
End of period	$11.36	$9.13	$14.35	$15.01	$13.07	$12.83	N/A	N/A
Accumulation units outstanding
at the end of period	3,909	6,384	6,780	3,124	2,952	1,119	N/A	N/A

JNL/MCM Technology Sector
Division732
Accumulation unit value:
Beginning of period	$3.61	$6.54	$5.84	$5.46	$5.46	$5.44	N/A	N/A
End of period	$5.79	$3.61	$6.54	$5.84	$5.46	$5.46	N/A	N/A
Accumulation units outstanding
at the end of period	6,070	4,468	4,749	3,650	3,313	306	N/A	N/A

JNL/MCM Value Line 30
Division1450
Accumulation unit value:
Beginning of period	$8.94	$17.41	$17.51	N/A	N/A	N/A	N/A	N/A
End of period	$10.02	$8.94	$17.41	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	8,839	14,019	12,953	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM VIP Division732

Accumulation unit value:
Beginning of period	$7.86	$14.07	$13.00	$11.86	$11.06	$11.04	N/A	N/A
End of period	$9.53	$7.86	$14.07	$13.00	$11.86	$11.06	N/A	N/A
Accumulation units outstanding
at the end of period	12,556	13,537	13,783	16,233	16,083	603	N/A	N/A

JNL/Oppenheimer Global
Growth Division719
Accumulation unit value:
Beginning of period	$8.36	$14.47	$13.93	$12.19	$10.96	$10.80	N/A	N/A
End of period	$11.39	$8.36	$14.47	$13.93	$12.19	$10.96	N/A	N/A
Accumulation units outstanding
at the end of period	2,349	3,983	4,555	4,586	10,156	1,386	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	$6.46	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.91	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,003	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division1927

Accumulation unit value:
Beginning of period	$4.13	$3.86	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.35	$4.13	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,927	409	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.20	$10.98	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.69	$10.20	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	22,553	827	N/A	N/A	N/A	N/A	N/A	N/A
JNL/PIMCO Total Return
Bond Division827
Accumulation unit value:
Beginning of period	$13.77	$14.03	$13.27	$13.12	$13.19	N/A	N/A	N/A
End of period	$15.53	$13.77	$14.03	$13.27	$13.12	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	12,464	6,043	9,201	11,712	10,492	N/A	N/A	N/A

JNL/PPM America Core
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High
Yield Bond Division716
Accumulation unit value:
Beginning of period	$8.62	$12.74	$13.19	$12.21	$12.29	$12.18	N/A	N/A
End of period	$12.33	$8.62	$12.74	$13.19	$12.21	$12.29	N/A	N/A
Accumulation units outstanding
at the end of period	2,086	2,321	2,499	7,103	5,615	427	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division926
Accumulation unit value:
Beginning of period	$9.78	$18.96	$20.56	$18.62	$17.93	N/A	N/A	N/A
End of period	$13.82	$9.78	$18.96	$20.56	$18.62	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	606	606	N/A	N/A	N/A

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division485
Accumulation unit value:
Beginning of period	$9.05	$15.23	$14.28	$12.64	$11.93	$10.84	$10.83	N/A
End of period	$11.59	$9.05	$15.23	$14.28	$12.64	$11.93	$10.84	N/A
Accumulation units outstanding
at the end of period	5,206	15,924	17,194	18,271	18,316	8,761	2,285	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Conservative
Division916
Accumulation unit value:
Beginning of period	$9.62	$11.42	$11.00	$10.43	$10.33	N/A	N/A	N/A
End of period	$10.68	$9.62	$11.42	$11.00	$10.43	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,112	1,161	1,375	3,707	3,707	N/A	N/A	N/A

JNL/S&P Managed Growth
Division485
Accumulation unit value:
Beginning of period	$9.54	$15.10	$14.22	$12.75	$12.14	$11.15	$11.15	N/A
End of period	$11.94	$9.54	$15.10	$14.22	$12.75	$12.14	$11.15	N/A
Accumulation units outstanding
at the end of period	55,922	66,235	73,747	71,453	71,245	12,439	2,212	N/A

JNL/S&P Managed Moderate
Division720
Accumulation unit value:
Beginning of period	$9.40	$12.21	$11.60	$10.75	$10.48	$10.30	N/A	N/A
End of period	$10.89	$9.40	$12.21	$11.60	$10.75	$10.48	N/A	N/A
Accumulation units outstanding
at the end of period	107,520	101,651	87,611	85,129	53,509	271	N/A	N/A

JNL/S&P Managed Moderate
Growth Division485
Accumulation unit value:
Beginning of period	$10.16	$14.35	$13.52	$12.33	$11.86	$11.07	$11.05	N/A
End of period	$12.26	$10.16	$14.35	$13.52	$12.33	$11.86	$11.07	N/A
Accumulation units outstanding
at the end of period	25,488	35,555	38,780	39,802	40,608	161	2,222	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division916

Accumulation unit value:
Beginning of period	$19.61	$25.32	$24.11	$21.70	$21.35	N/A	N/A	N/A
End of period	$22.94	$19.61	$25.32	$24.11	$21.70	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	118	124	223	223	223	N/A	N/A	N/A

JNL/Select Money Market
Division827
Accumulation unit value:
Beginning of period	$11.74	$11.76	$11.49	$11.25	$11.19	N/A	N/A	N/A
End of period	$11.49	$11.74	$11.76	$11.49	$11.25	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	742	2,414	25,372	27,457	18,707	N/A	N/A	N/A

JNL/Select Value Division1121

Accumulation unit value:
Beginning of period	$13.81	$21.20	$20.12	$18.32	N/A	N/A	N/A	N/A
End of period	$16.76	$13.81	$21.20	$20.12	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	211	237	102	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established
Growth Division
Accumulation unit value:
Beginning of period	$16.35	$29.27	$28.95	N/A	N/A	N/A	N/A	N/A
End of period	$22.92	$16.35	$29.27	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	517	1,122	896	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Mid-Cap
Growth Division763
Accumulation unit value:
Beginning of period	$23.70	$40.86	$35.68	$34.19	$29.97	N/A	N/A	N/A
End of period	$34.01	$23.70	$40.86	$35.68	$34.19	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	832	1,047	842	719	761	N/A	N/A	N/A

JNL/T.Rowe Price Short-Term
Bond Division
Accumulation unit value:
Beginning of period	$9.55	$10.16	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.05	$9.55	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	975	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value
Division528
Accumulation unit value:
Beginning of period	$8.83	$15.19	$15.41	$13.14	$12.67	$11.73	N/A	N/A
End of period	$11.83	$8.83	$15.19	$15.41	$13.14	$12.67	N/A	N/A
Accumulation units outstanding
at the end of period	906	2,713	1,773	1,379	1,351	931	N/A	N/A

Due to size constraints, this filing is being made in 2 related submissions. This submission is the first of the 2 related submissions.